UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 07584
                                                     ----------

                               RYDEX SERIES FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------

                     Date of fiscal year end: MARCH 31, 2005
                                              --------------

                    Date of reporting period: MARCH 31, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                     MEDIUS FUND
                                                            INVERSE MID-CAP FUND
                                                                     MEKROS FUND
                                                          INVERSE SMALL-CAP FUND
                                                        U.S GOVERNMENT BOND FUND
                                                                       JUNO FUND

                                                                  MARCH 31, 2005
                                RYDEX SERIES FUNDS BENCHMARK FUNDS ANNUAL REPORT

                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                           NOVA MASTER PORTFOLIO
                                                           URSA MASTER PORTFOLIO
                                                         ARKTOS MASTER PORTFOLIO
                                                           JUNO MASTER PORTFOLIO


                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ...............................................     2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ...............................     4

ABOUT SHAREHOLDERS' FUND EXPENSES ........................................     5

PERFORMANCE REPORTS AND FUND PROFILES ....................................    10

SCHEDULES OF INVESTMENTS .................................................    30

BENCHMARK FUNDS

   STATEMENTS OF ASSETS AND LIABILITIES ..................................    90

   STATEMENTS OF OPERATIONS ..............................................    94

   STATEMENTS OF CHANGES IN NET ASSETS ...................................    98

   FINANCIAL HIGHLIGHTS ..................................................   104

BENCHMARK PORTFOLIOS

   STATEMENTS OF ASSETS AND LIABILITIES ..................................   112

   STATEMENTS OF OPERATIONS ..............................................   113

   STATEMENTS OF CHANGES IN NET ASSETS ...................................   114

   FINANCIAL HIGHLIGHTS ..................................................   116

NOTES TO FINANCIAL STATEMENTS ............................................   117

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   129

OTHER INFORMATION ........................................................   130

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ..................   131


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The year ended March 31, 2005 was a difficult one for investors in almost all asset classes. Markets were--for the most part--range-bound as investors struggled with concerns driven by widening deficits, record energy prices, inflation worries, slowing earnings growth, rising interest rates and the specter of continuing geopolitical dangers such as weapons proliferation and terrorism. Balancing these concerns were some powerful positives, however. Consumer sentiment and spending remained buoyant throughout the 12-month period, both interest rates and inflation remained low and equity valuations were in line with historical averages.To this it should be added that, although the U.S. economy's ability to generate meaningful job growth was somewhat of a disappointment, unemployment remained quite low by historical standards. Finally, the evident progress in the war in Iraq served to bolster investor confidence.

Investment returns during this 12-month period reflected this tug-of-war.The Dow Jones Industrial Average was able to eke out only a 3.56% gain, while the broader S&P 500(R) Index rose 6.69%. Equity investors remained wary of highly valued tech stocks as demonstrated by a 0.83% gain in the tech-heavy Nasdaq Composite. Investors' four-year-long love affair with smaller stocks also began to wane during this period.The small cap Russell 2000(R) Index returned 5.41%, trailing the S&P 500 Index by nearly 1.30%.

For investors in international stocks, one additional macroeconomic trend--the continuing decline in the exchange value of the U.S. dollar--represented a significant boost to investment returns.The MSCI EAFE Index, which is the broadest proxy for international stocks in the developed world, returned 11.04%. Likewise, stocks in the developing markets were strong performers as the MSCI EM Index returned 13.05% when translated back into U.S. dollars.

The challenge for stock investors during this 12-month period was a distinct lack of market direction. Markets look forward and, although the earnings environment can be described as positive, it can also be described as slowing. S&P earnings for 2004 were up 20%, but by the first quarter, the year-over-year pace had slowed to 7.5%. Valuations did not represent a head wind, but higher energy prices certainly did. As oil prices rose to a record $57/barrel, stocks pulled back. In fact, throughout much of the year, the relationship between oil prices and stocks was inverse and predictable. If you knew where oil was going, you knew where stocks were going.

After being the most widely anticipated bond market development that didn't happen in 2004, long-term interest rates finally rose.The 10-year Treasury Note finished the first quarter yielding 4.48% from a starting point near 3.84% a year earlier. Certainly the seven consecutive increases in the federal funds rate beginning in the second quarter of 2004 played a role; however, other factors were at work. Primary among these were concerns over the exchange value of the greenback. Record federal budget and current account deficits prompted concern that foreign central banks would cease or curtail purchases of U.S.Treasury securities, necessitating a substantial increase in interest rates in order to attract overseas capital. Inflation worries also rose to the fore during this period. In addition to rising energy prices, commodity prices rose across the board as the voracious Chinese economy sucked up raw materials at a tremendous rate.The adage that China inflates what it imports and deflates what it exports was certainly true during this period. So while inflation remained in check, it was an uneasy balancing act.

Thus it was a good year for investment strategies that were not dependent on a highly directional market. Sector rotation strategies were profitable for investors. Rising interest rates at both ends of the yield curve hurt the financial services and banking sectors, while technology, telecommunications and transportation were hurt by high valuations and energy costs. Overseas demand for products boosted the basic materials sector, decreased tax rates on dividends benefited the utilities sector and the energy and energy services sectors got a helping hand from rising crude oil prices.


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

The upcoming year could be more of the same. A substantial reacceleration in corporate earnings growth, a precipitous decline in interest rates and/or energy prices and a rapid improvement in the federal budget and trade deficits could bring upside potential. Downside risks include a freefall in the exchange value of the U.S. dollar and a dramatic spike in inflation and interest rates (though this seems remote). Going into the year, economic growth remains sound, inflation is tame and interest rates are at historical lows.The year will undoubtedly be a challenge, but, as always, opportunities will exist for savvy investors.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G.Verboncoeur
President


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these Funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value (NAV) increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

               INDEX       INDEX           FUND          FUND           FUND
               LEVEL    PERFORMANCE     EXPECTATION       NAV        PERFORMANCE     ASSESSMENT
-----------------------------------------------------------------------------------------------
Start           100                                     $ 10.00
Day 1           106        6.0%            9.0%         $ 10.90         9.0%          In line
Day 2            99       -6.6%           -9.9%         $  9.82        -9.9%          In line
Cumulative               -1.00%          -1.50%                       -1.80%           -0.30%
-----------------------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2004 and ending March 31, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

    Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. In addition, certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which maybe incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

--------------------------------------------------------------------------------

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TABLE 1. BASED ON ACTUAL FUND RETURN

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                  RATIO +       SEPTEMBER 30, 2004        MARCH 31, 2005           PERIOD*
----------------------------------------------------------------------------------------------------------
NOVA FUND
   Investor Class                    1.18%++           $  1,000.00             $1,093.51           $  6.21
   Advisor Class                     1.68%++              1,000.00              1,090.91              8.82
   A-Class                           1.44%++              1,000.00              1,092.53              7.55
   C-Class                           2.19%++              1,000.00              1,088.33             11.44
URSA FUND
   Investor Class                    1.37%++              1,000.00                945.59              6.67
   Advisor Class                     1.87%++              1,000.00                942.50              9.11
   A-Class                           1.62%++              1,000.00                943.63              7.91
   C-Class                           2.37%++              1,000.00                940.18             11.54
OTC FUND
   Investor Class                    1.18%                1,000.00              1,047.42              6.07
   Advisor Class                     1.67%                1,000.00              1,043.48              8.55
   A-Class                           1.43%                1,000.00              1,045.60              7.35
   C-Class                           2.17%                1,000.00              1,041.67             11.12
ARKTOS FUND
   Investor Class                    1.36%++              1,000.00                952.66              6.64
   Advisor Class                     1.87%++              1,000.00                950.41              9.13
   A-Class                           1.60%++              1,000.00                950.51              7.85
   C-Class                           2.36%++              1,000.00                947.54             11.50
MEDIUS FUND
   A-Class                           1.59%                1,000.00              1,168.75              8.65
   C-Class                           2.34%                1,000.00              1,164.79             12.72
   H-Class                           1.60%                1,000.00              1,169.17              8.67
INVERSE MID-CAP FUND
   A-Class                           1.61%                1,000.00                897.98              7.66
   C-Class                           2.33%                1,000.00                894.04             11.08
   H-Class                           1.59%                1,000.00                898.16              7.55
MEKROS FUND
   A-Class                           1.59%                1,000.00              1,109.22              8.41
   C-Class                           2.34%                1,000.00              1,104.35             12.34
   H-Class                           1.59%                1,000.00              1,108.46              8.41
INVERSE SMALL-CAP FUND
   A-Class                           1.60%                1,000.00                927.55              7.72
   C-Class                           2.33%                1,000.00                923.99             11.24
   H-Class                           1.60%                1,000.00                927.92              7.72
U.S. GOVERNMENT BOND FUND
   Investor Class                    0.89%                1,000.00              1,035.72              4.54
   Advisor Class                     1.39%                1,000.00              1,034.44              7.09
   A-Class                           1.13%                1,000.00              1,036.19              5.77
   C-Class                           1.89%                1,000.00              1,030.73              9.62


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                  RATIO +       SEPTEMBER 30, 2004        MARCH 31, 2005           PERIOD*
----------------------------------------------------------------------------------------------------------
JUNO FUND
   Investor Class                    1.30%++**         $  1,000.00             $  969.79           $  6.41
   Advisor Class                     1.80%++**            1,000.00                968.06              8.87
   A-Class                           1.54%++**            1,000.00                969.14              7.63
   C-Class                           2.30%++**            1,000.00                965.10             11.31
LARGE-CAP EUROPE FUND
   A-Class                           1.61%                1,000.00              1,145.05              8.65
   C-Class                           2.36%                1,000.00              1,139.76             12.63
   H-Class                           1.60%                1,000.00              1,143.64              8.58
LARGE-CAP JAPAN FUND
   A-Class                           1.59%                1,000.00              1,071.09              8.28
   C-Class                           2.35%                1,000.00              1,067.13             12.17
   H-Class                           1.60%                1,000.00              1,071.04              8.29
SMALL-CAP VALUE FUND
   A-Class                           1.43%                1,000.00              1,079.59              7.43
   C-Class                           2.20%                1,000.00              1,076.92             11.43
   H-Class                           1.45%                1,000.00              1,079.59              7.57
MID-CAP VALUE FUND
   A-Class                           1.42%                1,000.00              1,101.35              7.49
   C-Class                           2.18%                1,000.00              1,096.85             11.46
   H-Class                           1.44%                1,000.00              1,101.35              7.61
LARGE-CAP VALUE FUND
   A-Class                           1.43%                1,000.00              1,060.96              7.40
   C-Class                           2.18%                1,000.00              1,057.57             11.26
   H-Class                           1.45%                1,000.00              1,060.96              7.49
SMALL-CAP GROWTH FUND
   A-Class                           1.43%                1,000.00              1,108.19              7.57
   C-Class                           2.20%                1,000.00              1,104.52             11.60
   H-Class                           1.44%                1,000.00              1,108.58              7.62
MID-CAP GROWTH FUND
   A-Class                           1.46%                1,000.00              1,104.81              7.70
   C-Class                           2.20%                1,000.00              1,100.61             11.57
   H-Class                           1.45%                1,000.00              1,104.31              7.63
LARGE-CAP GROWTH FUND
   A-Class                           1.45%                1,000.00              1,050.37              7.44
   C-Class                           2.18%                1,000.00              1,046.69             11.18
   H-Class                           1.45%                1,000.00              1,050.80              7.44
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                    0.84%                1,000.00              1,006.68              4.24
   Advisor Class                     1.34%                1,000.00              1,004.18              6.76
   A-Class                           1.08%                1,000.00              1,005.38              5.44
   C-Class                           1.81%                1,000.00              1,001.82              9.11


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

--------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                  RATIO +       SEPTEMBER 30, 2004        MARCH 31, 2005           PERIOD*
----------------------------------------------------------------------------------------------------------
NOVA FUND
   Investor Class                    1.18%++           $  1,000.00             $1,019.00           $  6.00
   Advisor Class                     1.68%++              1,000.00              1,016.45              8.55
   A-Class                           1.44%++              1,000.00              1,017.68              7.32
   C-Class                           2.19%++              1,000.00              1,013.91             11.09
URSA FUND
   Investor Class                    1.37%++              1,000.00              1,018.06              6.94
   Advisor Class                     1.87%++              1,000.00              1,015.53              9.47
   A-Class                           1.62%++              1,000.00              1,016.76              8.24
   C-Class                           2.37%++              1,000.00              1,012.96             12.04
OTC FUND
   Investor Class                    1.18%                1,000.00              1,019.00              6.00
   Advisor Class                     1.67%                1,000.00              1,016.53              8.47
   A-Class                           1.43%                1,000.00              1,017.73              7.27
   C-Class                           2.17%                1,000.00              1,013.97             11.03
ARKTOS FUND
   Investor Class                    1.36%++              1,000.00              1,018.11              6.89
   Advisor Class                     1.87%++              1,000.00              1,015.53              9.47
   A-Class                           1.60%++              1,000.00              1,016.89              8.11
   C-Class                           2.36%++              1,000.00              1,013.04             11.96
MEDIUS FUND
   A-Class                           1.59%                1,000.00              1,016.93              8.07
   C-Class                           2.34%                1,000.00              1,013.15             11.85
   H-Class                           1.60%                1,000.00              1,016.89              8.11
INVERSE MID-CAP FUND
   A-Class                           1.61%                1,000.00              1,016.83              8.17
   C-Class                           2.33%                1,000.00              1,013.17             11.83
   H-Class                           1.59%                1,000.00              1,016.93              8.07
MEKROS FUND
   A-Class                           1.59%                1,000.00              1,016.93              8.07
   C-Class                           2.34%                1,000.00              1,013.15             11.85
   H-Class                           1.59%                1,000.00              1,016.93              8.07
INVERSE SMALL-CAP FUND
   A-Class                           1.60%                1,000.00              1,016.89              8.11
   C-Class                           2.33%                1,000.00              1,013.17             11.83
   H-Class                           1.60%                1,000.00              1,016.89              8.11
U.S. GOVERNMENT BOND FUND
   Investor Class                    0.89%                1,000.00              1,020.48              4.52
   Advisor Class                     1.39%                1,000.00              1,017.94              7.06
   A-Class                           1.13%                1,000.00              1,019.26              5.74
   C-Class                           1.89%                1,000.00              1,015.41              9.59
JUNO FUND
   Investor Class                    1.30%++**            1,000.00              1,018.42              6.58
   Advisor Class                     1.80%++**            1,000.00              1,015.87              9.13
   A-Class                           1.54%++**            1,000.00              1,017.18              7.82
   C-Class                           2.30%++**            1,000.00              1,013.33             11.67


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                  RATIO +       SEPTEMBER 30, 2004        MARCH 31, 2005           PERIOD*
----------------------------------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND
   A-Class                           1.61%             $  1,000.00             $1,016.83           $  8.17
   C-Class                           2.36%                1,000.00              1,013.04             11.96
   H-Class                           1.60%                1,000.00              1,016.89              8.11
LARGE-CAP JAPAN FUND
   A-Class                           1.59%                1,000.00              1,016.93              8.07
   C-Class                           2.35%                1,000.00              1,013.08             11.92
   H-Class                           1.60%                1,000.00              1,016.89              8.11
SMALL-CAP VALUE FUND
   A-Class                           1.43%                1,000.00              1,017.73              7.27
   C-Class                           2.20%                1,000.00              1,013.85             11.15
   H-Class                           1.45%                1,000.00              1,017.62              7.38
MID-CAP VALUE FUND
   A-Class                           1.42%                1,000.00              1,017.78              7.22
   C-Class                           2.18%                1,000.00              1,013.93             11.07
   H-Class                           1.44%                1,000.00              1,017.68              7.32
LARGE-CAP VALUE FUND
   A-Class                           1.43%                1,000.00              1,017.73              7.27
   C-Class                           2.18%                1,000.00              1,013.93             11.07
   H-Class                           1.45%                1,000.00              1,017.62              7.38
SMALL-CAP GROWTH FUND
   A-Class                           1.43%                1,000.00              1,017.73              7.27
   C-Class                           2.20%                1,000.00              1,013.85             11.15
   H-Class                           1.44%                1,000.00              1,017.68              7.32
MID-CAP GROWTH FUND
   A-Class                           1.46%                1,000.00              1,017.60              7.40
   C-Class                           2.20%                1,000.00              1,013.85             11.15
   H-Class                           1.45%                1,000.00              1,017.62              7.38
LARGE-CAP GROWTH FUND
   A-Class                           1.45%                1,000.00              1,017.62              7.38
   C-Class                           2.18%                1,000.00              1,013.93             11.07
   H-Class                           1.45%                1,000.00              1,017.62              7.38
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                    0.84%                1,000.00              1,020.72              4.28
   Advisor Class                     1.34%                1,000.00              1,018.17              6.83
   A-Class                           1.08%                1,000.00              1,019.51              5.49
   C-Class                           1.81%                1,000.00              1,015.79              9.21

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

** THIS RATIO REPRESENTS OPERATING EXPENSES, WHICH EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

 +    ANNUALIZED

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORTS AND FUND PROFILES
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the daily performance of the S&P 500 Index.

Inception: July 12, 1993

For the 12 months ending March 31, 2005, the S&P 500 Index produced total returns of 6.69%. The fourth quarter of 2004 was particularly strong, despite the lingering threat of rising interest rates. Over the course of the year, impressive performances in the energy, utilities and basic materials sectors provided a boost to the broad market, thanks in part to higher energy prices and continued expansion of the U.S. economy. The technology and telecommunications sectors were the hardest hit, suffering from overcapacity and fierce competition both domestically and abroad.

For the yearlong period, Rydex Nova Fund Investor Class produced a return of 7.63%. Had the Fund perfectly mimicked its benchmark of 150% of the daily price movement of the S&P 500 Index, it would have returned 6.88%. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              NOVA FUND
         DATE                  C-CLASS                S&P 500 INDEX
      ----------              ---------               -------------

       3/14/2001               10,000                    10,000
       3/31/2001                9,875                     9,947
       4/30/2001               10,975                    10,720
       5/31/2001               11,030                    10,792
       6/30/2001               10,585                    10,529
       7/31/2001               10,354                    10,426
       8/31/2001                9,358                     9,773
       9/30/2001                8,185                     8,984
      10/31/2001                8,385                     9,155
      11/30/2001                9,311                     9,857
      12/31/2001                9,404                     9,944
       1/31/2002                9,138                     9,799
       2/28/2002                8,846                     9,610
       3/31/2002                9,345                     9,971
       4/30/2002                8,472                     9,367
       5/31/2002                8,358                     9,298
       6/30/2002                7,411                     8,635
       7/31/2002                6,506                     7,962
       8/31/2002                6,513                     8,014
       9/30/2002                5,441                     7,143
      10/31/2002                6,121                     7,772
      11/30/2002                6,631                     8,230
      12/31/2002                6,036                     7,746
       1/31/2003                5,752                     7,543
       2/28/2003                5,596                     7,430
       3/31/2003                5,619                     7,502
       4/30/2003                6,310                     8,120
       5/31/2003                6,827                     8,548
       6/30/2003                6,920                     8,657
       7/31/2003                7,068                     8,810
       8/31/2003                7,263                     8,981
       9/30/2003                7,145                     8,886
      10/31/2003                7,737                     9,389
      11/30/2003                7,836                     9,471
      12/31/2003                8,393                     9,968
       1/31/2004                8,644                    10,151
       2/29/2004                8,847                    10,292
       3/31/2004                8,637                    10,137
       4/30/2004                8,411                     9,978
       5/31/2004                8,574                    10,115
       6/30/2004                8,814                    10,311
       7/31/2004                8,322                     9,970
       8/31/2004                8,326                    10,010
       9/30/2004                8,456                    10,119
      10/31/2004                8,615                    10,273
      11/30/2004                9,140                    10,689
      12/31/2004                9,591                    11,053
       1/31/2005                9,173                    10,783
       2/28/2005                9,450                    11,010
       3/31/2005                9,202                    10,815

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             NOVA FUND
         DATE             INVESTOR CLASS              S&P 500 INDEX
      ----------          --------------              -------------
        07/12/93               10,000                     10,000
        09/30/93               10,390                     10,286
        12/31/93               10,699                     10,525
        03/31/94                9,810                     10,126
        06/30/94                9,760                     10,168
        09/30/94               10,320                     10,666
        12/31/94               10,189                     10,664
        03/31/95               11,545                     11,702
        06/30/95               12,947                     12,819
        09/30/95               14,328                     13,838
        12/31/95               15,326                     14,671
        03/31/96               16,345                     15,458
        06/30/96               17,189                     16,152
        09/30/96               17,617                     16,652
        12/31/96               19,508                     18,040
        03/31/97               19,886                     18,523
        06/30/97               24,889                     21,757
        09/30/97               27,256                     23,386
        12/31/97               27,767                     24,058
        03/31/98               33,213                     27,414
        06/30/98               34,272                     28,319
        09/30/98               28,491                     25,502
        12/31/98               37,521                     30,934
        03/31/99               39,373                     32,475
        06/30/99               42,907                     34,764
        09/30/99               38,413                     32,593
        12/31/99               46,525                     37,442
        03/31/00               47,361                     38,301
        06/30/00               44,503                     37,284
        09/30/00               43,284                     36,922
        12/31/00               37,421                     34,034
        03/31/01               30,328                     29,999
        06/30/01               32,598                     31,754
        09/30/01               25,277                     27,093
        12/31/01               29,108                     29,988
        03/31/02               29,005                     30,071
        06/30/02               23,059                     26,042
        09/30/02               16,977                     21,543
        12/31/02               18,894                     23,361
        03/31/03               17,635                     22,625
        06/30/03               21,765                     26,108
        09/30/03               22,526                     26,799
        12/31/03               26,537                     30,062
        03/31/04               27,377                     30,571
        06/30/04               28,001                     31,097
        09/30/04               26,946                     30,516
        12/31/04               30,635                     33,333
        03/31/05               29,466                     32,617

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------------------
                                   INVESTOR CLASS               ADVISOR CLASS               A-CLASS           C-CLASS
                                     (07/12/93)                   (10/15/98)              (03/31/04)         (03/14/01)
--------------------------------------------------------------------------------------------------------------------------
                             ONE    FIVE     TEN   SINCE      ONE    FIVE    SINCE        ONE   SINCE        ONE  SINCE
                            YEAR    YEAR    YEAR INCEPTION   YEAR    YEAR   INCEPTION    YEAR  INCEPTION    YEAR INCEPTION
--------------------------------------------------------------------------------------------------------------------------
NOVA FUND                  7.63%  -9.06%   9.82%   9.66%    7.09%  -9.55%    -0.79%     7.39%    7.39%     6.55%   -2.03%
S&P 500 INDEX              6.69%  -3.16%  10.79%  10.62%    6.69%  -3.16%     3.40%     6.69%    6.69%     6.69%    1.96%
--------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                  NOVA FUND                S&P 500 INDEX
                                  ---------                -------------

Other                                9.0%                       9.6%
Financials                          17.4%                      20.8%
Information Technology              13.6%                      15.9%
Health Care                         12.4%                      12.4%
Consumer Discretionary              12.2%                      11.8%
Industrials                         10.7%                      11.9%
Consumer Staples                     8.3%                      10.6%
Energy                               7.9%                       7.0%
Futures Contracts                   58.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                            July 12, 1993
Advisor Class                          October 15, 1998
A-Class                                  March 31, 2004
C-Class                                  March 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Exxon Mobil Corp.                                  3.2%
General Electric Co.                               2.8%
Johnson & Johnson                                  2.0%
Pfizer, Inc.                                       2.0%
Bank of America Corp.                              1.8%
Microsoft Corp.                                    1.8%
Citigroup, Inc.                                    1.6%
Altria Group, Inc.                                 1.5%
Wal-Mart Stores, Inc.                              1.4%
Verizon Communications, Inc.                       1.2%
-------------------------------------------------------
Top Ten Total                                     19.3%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

URSA FUND

OBJECTIVE: To provide investment results that will inversely correlate to the performance of the S&P 500 Index.

Inception: January 7, 1994

Despite the threat of rising interest rates, the S&P 500 Index produced a total return of 6.69% for the year ended March 31, 2005. The index's positive performance meant that Rydex Ursa Fund, which strives to achieve the opposite results of the index on a daily basis, finished the year with a loss of 5.23% in its Investor Class, over the same period. Had the Fund perfectly mimicked its benchmark, it would have lost 5.67%. Because of the effects of daily compounding, the benchmark suffered a smaller loss than might otherwise be expected. These effects are described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              URSA FUND
         DATE                  C-CLASS                S&P 500 INDEX
   -------------              ---------               -------------

       3/15/2001               10,000                     10,000
       3/31/2001               10,136                      9,889
       4/30/2001                9,388                     10,657
       5/31/2001                9,397                     10,729
       6/30/2001                9,602                     10,468
       7/31/2001                9,728                     10,365
       8/31/2001               10,398                      9,716
       9/30/2001               11,273                      8,931
      10/31/2001               11,040                      9,101
      11/30/2001               10,282                      9,800
      12/31/2001               10,187                      9,885
       1/31/2002               10,333                      9,741
       2/28/2002               10,490                      9,553
       3/31/2002               10,099                      9,913
       4/30/2002               10,743                      9,312
       5/31/2002               10,782                      9,243
       6/30/2002               11,592                      8,585
       7/31/2002               12,392                      7,915
       8/31/2002               12,207                      7,967
       9/30/2002               13,602                      7,102
      10/31/2002               12,373                      7,727
      11/30/2002               11,651                      8,181
      12/31/2002               12,333                      7,701
       1/31/2003               12,598                      7,499
       2/28/2003               12,745                      7,386
       3/31/2003               12,558                      7,458
       4/30/2003               11,577                      8,073
       5/31/2003               10,939                      8,498
       6/30/2003               10,802                      8,606
       7/31/2003               10,606                      8,758
       8/31/2003               10,370                      8,929
       9/30/2003               10,469                      8,834
      10/31/2003                9,899                      9,334
      11/30/2003                9,782                      9,416
      12/31/2003                9,315                      9,910
       1/31/2004                9,111                     10,092
       2/29/2004                8,968                     10,232
       3/31/2004                9,090                     10,077
       4/30/2004                9,213                      9,919
       5/31/2004                9,080                     10,055
       6/30/2004                8,896                     10,251
       7/31/2004                9,203                      9,912
       8/31/2004                9,152                      9,952
       9/30/2004                9,060                     10,060
      10/31/2004                8,927                     10,213
      11/30/2004                8,569                     10,626
      12/31/2004                8,303                     10,988
       1/31/2005                8,518                     10,720
       2/28/2005                8,354                     10,946
       3/31/2005                8,518                     10,752

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              URSA FUND
         DATE              INVESTOR CLASS             S&P 500 INDEX
    ------------           --------------             -------------

        1/7/1994               10,000                     10,000
       3/31/1994               10,500                      9,544
       6/30/1994               10,540                      9,584
       9/30/1994               10,200                     10,053
      12/31/1994               10,372                     10,051
       3/31/1995                9,637                     11,030
       6/30/1995                9,056                     12,083
       9/30/1995                8,562                     13,043
      12/31/1995                8,283                     13,828
       3/31/1996                7,985                     14,570
       6/30/1996                7,779                     15,224
       9/30/1996                7,706                     15,695
      12/31/1996                7,275                     17,003
       3/31/1997                7,254                     17,459
       6/30/1997                6,231                     20,507
       9/30/1997                5,880                     22,043
      12/31/1997                5,749                     22,676
       3/31/1998                5,147                     25,839
       6/30/1998                5,064                     26,693
       9/30/1998                5,614                     24,037
      12/31/1998                4,656                     29,157
       3/31/1999                4,505                     30,609
       6/30/1999                4,266                     32,767
       9/30/1999                4,604                     30,721
      12/31/1999                4,078                     35,292
       3/31/2000                4,026                     36,101
       6/30/2000                4,214                     35,142
       9/30/2000                4,345                     34,802
      12/31/2000                4,790                     32,079
       3/31/2001                5,502                     28,276
       6/30/2001                5,228                     29,930
       9/30/2001                6,151                     25,537
      12/31/2001                5,572                     28,266
       3/31/2002                5,535                     28,343
       6/30/2002                6,372                     24,546
       9/30/2002                7,495                     20,306
      12/31/2002                6,811                     22,019
       3/31/2003                6,955                     21,325
       6/30/2003                5,996                     24,608
       9/30/2003                5,826                     25,259
      12/31/2003                5,195                     28,335
       3/31/2004                5,084                     28,815
       6/30/2004                4,990                     29,311
       9/30/2004                5,095                     28,763
      12/31/2004                4,685                     31,418
       3/31/2005                4,818                     30,743

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

------------------------------------------------------------------------------------------------------------------------------
                               INVESTOR CLASS                   ADVISOR CLASS               A-CLASS              C-CLASS
                                 (01/07/94)                       (08/05/98)               (03/31/04)          (03/15/01)
------------------------------------------------------------------------------------------------------------------------------
                       ONE    FIVE      TEN     SINCE       ONE     FIVE     SINCE       ONE     SINCE         ONE     SINCE
                      YEAR    YEAR     YEAR   INCEPTION    YEAR     YEAR   INCEPTION    YEAR   INCEPTION      YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------------
URSA FUND           -5.23%   3.66%   -6.70%    -6.30%    -5.75%    3.08%    -2.02%    -5.64%    -5.64%      -6.30%     -3.89%
S&P 500 INDEX        6.69%  -3.16%   10.79%    10.52%     6.69%   -3.16%     2.86%     6.69%     6.69%       6.69%      1.81%
------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                       URSA FUND   S&P 500 INDEX
                                       ---------   -------------

Other                                                   9.6%
Financials                                             20.8%
Information Technology                                 15.9%
Health Care                                            12.4%
Consumer Discretionary                                 11.9%
Industrials                                            11.8%
Consumer Staples                                       10.6%
Energy                                                  7.0%
Futures Contracts                       -43.5%
Equity Index Swap Agreements            -57.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                          January 7, 1994
Advisor Class                            August 5, 1998
A-Class                                  March 31, 2004
C-Class                                  March 15, 2001

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index.

Inception: February 14, 1994

The Nasdaq 100 Index is seen by many as a proxy for technology stocks, which, unfortunately, did not perform well during the year ended March 31, 2005. Unlike many pure technology indices, the Nasdaq 100 Index did manage to produce a small gain for the year, rising 3.07% on a total return basis. This modest gain was due in part to good performances from several stocks in non-technology sectors. Retailer Sears Holdings Corporation (formerly Kmart) was the top performer in the index, gaining more than 200%, while casino operator Wynn Resorts nearly doubled in price. During the year, Rydex OTC Fund Investor Class returned 2.16%.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              OTC FUND
         DATE                  C-CLASS              NASDAQ 100 INDEX
  --------------              --------              ----------------

       3/26/2001               10,000                    10,000
       3/31/2001                9,372                     9,381
       4/30/2001               11,054                    11,062
       5/31/2001               10,669                    10,733
       6/30/2001               10,837                    10,913
       7/31/2001                9,933                    10,039
       8/31/2001                8,628                     8,764
       9/30/2001                6,828                     6,967
      10/31/2001                7,958                     8,138
      11/30/2001                9,289                     9,517
      12/31/2001                9,146                     9,404
       1/31/2002                8,971                     9,244
       2/28/2002                7,858                     8,105
       3/31/2002                8,393                     8,663
       4/30/2002                7,339                     7,615
       5/31/2002                6,946                     7,205
       6/30/2002                6,017                     6,270
       7/31/2002                5,515                     5,737
       8/31/2002                5,389                     5,619
       9/30/2002                4,745                     4,964
      10/31/2002                5,632                     5,901
      11/30/2002                6,343                     6,655
      12/31/2002                5,573                     5,870
       1/31/2003                5,548                     5,862
       2/28/2003                5,690                     6,021
       3/31/2003                5,741                     6,074
       4/30/2003                6,218                     6,595
       5/31/2003                6,728                     7,143
       6/30/2003                6,720                     7,166
       7/31/2003                7,121                     7,614
       8/31/2003                7,456                     7,998
       9/30/2003                7,188                     7,774
      10/31/2003                7,791                     8,446
      11/30/2003                7,833                     8,493
      12/31/2003                8,059                     8,753
       1/31/2004                8,184                     8,903
       2/29/2004                8,067                     8,768
       3/31/2004                7,874                     8,577
       4/30/2004                7,657                     8,356
       5/31/2004                7,992                     8,743
       6/30/2004                8,251                     9,044
       7/31/2004                7,615                     8,351
       8/31/2004                7,406                     8,161
       9/30/2004                7,632                     8,424
      10/31/2004                8,025                     8,865
      11/30/2004                8,469                     9,371
      12/31/2004                8,736                     9,667
       1/31/2005                8,184                     9,062
       2/28/2005                8,126                     9,010
       3/31/2005                7,950                     8,840

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              OTC FUND
         DATE              INVESTOR CLASS            NASDAQ 100 INDEX
 ---------------           --------------            ----------------

       2/14/1994               10,000                    10,000
       3/31/1994                9,370                     9,453
       6/30/1994                8,760                     8,894
       9/30/1994                9,470                     9,722
      12/31/1994                9,721                     9,979
       3/31/1995               10,721                    11,038
       6/30/1995               13,053                    13,281
       9/30/1995               14,206                    14,443
      12/31/1995               14,021                    14,224
       3/31/1996               14,805                    15,050
       6/30/1996               16,514                    16,719
       9/30/1996               18,027                    18,207
      12/31/1996               20,115                    20,275
       3/31/1997               19,569                    19,675
       6/30/1997               23,694                    23,631
       9/30/1997               27,132                    27,084
      12/31/1997               24,510                    24,458
       3/31/1998               30,341                    30,132
       6/30/1998               33,322                    33,012
       9/30/1998               33,728                    33,213
      12/31/1998               45,705                    45,322
       3/31/1999               52,711                    51,996
       6/30/1999               57,208                    56,696
       9/30/1999               59,938                    59,439
      12/31/1999               91,705                    91,528
       3/31/2000              108,228                   108,561
       6/30/2000               92,529                    92,909
       9/30/2000               87,518                    88,141
      12/31/2000               56,927                    57,805
       3/31/2001               37,671                    38,836
       6/30/2001               43,764                    45,178
       9/30/2001               27,672                    28,841
      12/31/2001               37,199                    38,929
       3/31/2002               34,203                    35,863
       6/30/2002               24,575                    25,954
       9/30/2002               19,458                    20,551
      12/31/2002               22,858                    24,299
       3/31/2003               23,632                    25,146
       6/30/2003               27,740                    29,664
       9/30/2003               29,759                    32,182
      12/31/2003               33,429                    36,236
       3/31/2004               32,756                    35,507
       6/30/2004               34,439                    37,438
       9/30/2004               31,948                    34,873
      12/31/2004               36,661                    40,017
       3/31/2005               33,463                    36,596

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

------------------------------------------------------------------------------------------------------------------------------
                               INVESTOR CLASS                     ADVISOR CLASS                A-CLASS            C-CLASS
                                 (02/14/94)                         (09/22/98)               (03/31/04)          (03/26/01)
------------------------------------------------------------------------------------------------------------------------------
                      ONE      FIVE       TEN     SINCE       ONE      FIVE     SINCE       ONE    SINCE       ONE      SINCE
                     YEAR      YEAR      YEAR   INCEPTION    YEAR      YEAR   INCEPTION    YEAR  INCEPTION    YEAR   INCEPTION
------------------------------------------------------------------------------------------------------------------------------
OTC FUND            2.16%   -20.92%    12.06%    11.47%     1.48%   -21.35%    -0.53%     1.80%    1.80%     0.96%     -5.56%
NASDAQ 100 INDEX    3.07%   -19.54%    12.73%    12.37%     3.07%   -19.54%     1.61%     3.07%    3.07%     3.07%     -3.02%
------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                   OTC FUND            NASDAQ 100 INDEX
                                   --------            ----------------

Other                                8.2%                    5.7%
Information Technology              56.8%                   58.4%
Consumer Discretionary              17.7%                   16.8%
Health Care                         12.1%                   12.9%
Industrials                          4.7%                    6.2%
Futures Contracts                    0.8%                    0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                        February 14, 1994
Advisor Class                        September 22, 1998
A-Class                                  March 31, 2004
C-Class                                  March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Microsoft Corp.                                    8.4%
Qualcomm, Inc.                                     5.8%
Intel Corp.                                        4.5%
Cisco Systems, Inc.                                4.3%
Apple Computer, Inc.                               3.7%
Comcast Corp. -- Class A                           3.3%
Nextel Communications, Inc. --
   Class A                                         3.1%
Dell, Inc.                                         2.9%
eBay, Inc.                                         2.8%
Amgen, Inc.                                        2.4%
-------------------------------------------------------
Top Ten Total                                     41.2%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

ARKTOS FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index. The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.

Inception: September 3, 1998

In part because of disappointing returns in the technology and health care sectors--which comprise a large part of the Nasdaq 100 Index--the Nasdaq 100 Index eked out a mere 3.07% total return for the year ended March 31, 2005. Rydex Arktos Fund, which strives to achieve results that are opposite the Nasdaq 100 Index on a daily basis, declined 4.44% during the period in its Investor Class. Had the Fund perfectly mimicked its benchmark, it would have lost 5.93%. Because of the effects of daily compounding, exacerbated by wide price swings during the year, the benchmark suffered a larger loss than might otherwise be expected and the fund lost less than expected. The effects of compounding are described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            ARKTOS FUND
         DATE                 C-CLASS                NASDAQ 100 INDEX
      -----------          --------------            ----------------

        3/7/2001               10,000                    10,000
       3/31/2001               12,265                     7,880
       4/30/2001                9,894                     9,292
       5/31/2001               10,045                     9,016
       6/30/2001                9,801                     9,167
       7/31/2001               10,528                     8,433
       8/31/2001               11,935                     7,362
       9/30/2001               14,787                     5,852
      10/31/2001               12,364                     6,836
      11/30/2001               10,470                     7,995
      12/31/2001               10,481                     7,899
       1/31/2002               10,567                     7,765
       2/28/2002               11,943                     6,808
       3/31/2002               11,063                     7,277
       4/30/2002               12,462                     6,397
       5/31/2002               12,882                     6,053
       6/30/2002               14,648                     5,267
       7/31/2002               15,522                     4,819
       8/31/2002               15,515                     4,720
       9/30/2002               17,334                     4,170
      10/31/2002               14,309                     4,957
      11/30/2002               12,462                     5,591
      12/31/2002               14,044                     4,931
       1/31/2003               13,894                     4,924
       2/28/2003               13,427                     5,058
       3/31/2003               13,163                     5,102
       4/30/2003               12,065                     5,540
       5/31/2003               11,077                     6,000
       6/30/2003               10,998                     6,019
       7/31/2003               10,299                     6,396
       8/31/2003                9,772                     6,718
       9/30/2003                9,986                     6,530
      10/31/2003                9,151                     7,095
      11/30/2003                9,058                     7,134
      12/31/2003                8,762                     7,353
       1/31/2004                8,588                     7,479
       2/29/2004                8,702                     7,365
       3/31/2004                8,855                     7,205
       4/30/2004                9,037                     7,019
       5/31/2004                8,613                     7,344
       6/30/2004                8,306                     7,597
       7/31/2004                8,962                     7,015
       8/31/2004                9,137                     6,856
       9/30/2004                8,837                     7,076
      10/31/2004                8,377                     7,447
      11/30/2004                7,906                     7,872
      12/31/2004                7,668                     8,120
       1/31/2005                8,174                     7,612
       2/28/2005                8,213                     7,569
       3/31/2005                8,374                     7,426

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             ARKTOS FUND
         DATE              INVESTOR CLASS            NASDAQ 100 INDEX
 ---------------           --------------            ----------------

        9/3/1998               10,000                    10,000
       9/30/1998                8,860                    11,130
      12/31/1998                6,359                    15,187
       3/31/1999                5,365                    17,424
       6/30/1999                4,804                    18,999
       9/30/1999                4,531                    19,918
      12/31/1999                2,905                    30,671
       3/31/2000                2,339                    36,379
       6/30/2000                2,455                    31,134
       9/30/2000                2,549                    29,536
      12/31/2000                3,589                    19,371
       3/31/2001                4,794                    13,014
       6/30/2001                3,844                    15,139
       9/30/2001                5,816                     9,665
      12/31/2001                4,132                    13,045
       3/31/2002                4,370                    12,018
       6/30/2002                5,803                     8,697
       9/30/2002                6,886                     6,887
      12/31/2002                5,597                     8,143
       3/31/2003                5,260                     8,426
       6/30/2003                4,408                     9,940
       9/30/2003                4,011                    10,784
      12/31/2003                3,531                    12,143
       3/31/2004                3,577                    11,899
       6/30/2004                3,365                    12,546
       9/30/2004                3,588                    11,686
      12/31/2004                3,122                    13,410
       3/31/2005                3,418                    12,263

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------------
                            INVESTOR CLASS               ADVISOR CLASS           A-CLASS               C-CLASS
                              (09/03/98)                   (08/01/03)           (03/31/04)            (03/07/01)
--------------------------------------------------------------------------------------------------------------------
                      ONE       FIVE      SINCE         ONE      SINCE         ONE      SINCE       ONE     SINCE
                     YEAR       YEAR    INCEPTION      YEAR    INCEPTION      YEAR    INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------------
ARKTOS FUND         -4.44%     7.88%     -15.07%      -4.92%    -11.74%      -4.73%      -4.73%    -5.44%    -4.27%
NASDAQ 100 INDEX     3.07%   -19.54%       3.15%       3.07%     10.03%       3.07%       3.07%     3.07%    -7.06%
--------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                ARKTOS FUND            NASDAQ 100 INDEX
                                -----------            ----------------

Other                                                        5.7%
Information Technology                                      58.4%
Consumer Discretionary                                      16.8%
Health Care                                                 12.9%
Industrials                                                  6.2%
Futures Contracts                 -26.7%
Equity Index Swap Agreements      -73.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                        September 3, 1998
Advisor Class                            August 1, 2003
A-Class                                  March 31, 2004
C-Class                                   March 7, 2001

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

--------------------------------------------------------------------------------

MEDIUS FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index. The investment objective of the Medius Fund is non-fundamental and may be changed without shareholder approval.

Inception: August 16, 2001

Mid-cap stocks have performed very strongly in recent years and the 12-month period ended March 31, 2005 was no exception. The S&P MidCap 400 Index, which rose 10.41%, outperformed both the large-cap S&P 500 Index and the small-cap Russell 2000(R) Index. The mid-cap index was aided by the energy and basic materials sectors, whose positive performance outweighed technology's underperformance.

Rydex Medius Fund H-Class returned 12.58% for the period. Had the Fund perfectly mimicked its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index, it would have returned 13.33%. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             MEDIUS FUND                S&P MIDCAP
         DATE                  C-CLASS                  400 INDEX
     ------------            -----------                ----------

       8/20/2001               10,000                     10,000
       8/31/2001                9,870                      9,940
       9/30/2001                8,007                      8,703
      10/31/2001                8,390                      9,088
      11/30/2001                9,254                      9,764
      12/31/2001                9,870                     10,269
       1/31/2002                9,719                     10,216
       2/28/2002                9,629                     10,228
       3/31/2002               10,599                     10,959
       4/30/2002               10,457                     10,908
       5/31/2002               10,143                     10,724
       6/30/2002                8,989                      9,939
       7/31/2002                7,660                      8,976
       8/31/2002                7,644                      9,022
       9/30/2002                6,661                      8,295
      10/31/2002                7,036                      8,654
      11/30/2002                7,619                      9,155
      12/31/2002                7,110                      8,779
       1/31/2003                6,766                      8,522
       2/28/2003                6,491                      8,319
       3/31/2003                6,503                      8,389
       4/30/2003                7,188                      8,998
       5/31/2003                8,128                      9,744
       6/30/2003                8,251                      9,868
       7/31/2003                8,653                     10,219
       8/31/2003                9,203                     10,682
       9/30/2003                8,985                     10,518
      10/31/2003                9,945                     11,314
      11/30/2003               10,438                     11,708
      12/31/2003               10,655                     11,905
       1/31/2004               10,979                     12,163
       2/29/2004               11,336                     12,456
       3/31/2004               11,389                     12,508
       4/30/2004               10,794                     12,098
       5/31/2004               11,073                     12,349
       6/30/2004               11,422                     12,630
       7/31/2004               10,565                     12,041
       8/31/2004               10,483                     12,009
       9/30/2004               10,930                     12,365
      10/31/2004               11,201                     12,563
      11/30/2004               12,198                     13,311
      12/31/2004               12,870                     13,868
       1/31/2005               12,341                     13,514
       2/28/2005               12,936                     13,967
       3/31/2005               12,731                     13,811

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             MEDIUS FUND                S&P MIDCAP
        DATE                   H-CLASS                  400 INDEX
    ------------             -----------               -----------

       8/16/2001               10,000                     10,000
       8/31/2001                9,688                      9,822
       9/30/2001                7,860                      8,600
      10/31/2001                8,240                      8,980
      11/30/2001                9,096                      9,649
      12/31/2001                9,708                     10,147
       1/31/2002                9,564                     10,094
       2/28/2002                9,472                     10,107
       3/31/2002               10,432                     10,829
       4/30/2002               10,300                     10,779
       5/31/2002                9,996                     10,597
       6/30/2002                8,864                      9,821
       7/31/2002                7,560                      8,870
       8/31/2002                7,552                      8,914
       9/30/2002                6,584                      8,196
      10/31/2002                6,964                      8,551
      11/30/2002                7,548                      9,046
      12/31/2002                7,048                      8,674
       1/31/2003                6,710                      8,421
       2/28/2003                6,441                      8,220
       3/31/2003                6,457                      8,290
       4/30/2003                7,141                      8,891
       5/31/2003                8,079                      9,628
       6/30/2003                8,208                      9,751
       7/31/2003                8,614                     10,097
       8/31/2003                9,162                     10,555
       9/30/2003                8,957                     10,393
      10/31/2003                9,919                     11,179
      11/30/2003               10,410                     11,569
      12/31/2003               10,635                     11,764
       1/31/2004               10,969                     12,019
       2/29/2004               11,332                     12,308
       3/31/2004               11,392                     12,360
       4/30/2004               10,804                     11,954
       5/31/2004               11,090                     12,202
       6/30/2004               11,444                     12,480
       7/31/2004               10,591                     11,898
       8/31/2004               10,514                     11,866
       9/30/2004               10,969                     12,218
      10/31/2004               11,251                     12,413
      11/30/2004               12,261                     13,153
      12/31/2004               12,946                     13,703
       1/31/2005               12,422                     13,353
       2/28/2005               13,022                     13,801
       3/31/2005               12,825                     13,647

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------------
                                                   A-CLASS                     C-CLASS                 H-CLASS
                                                  (03/31/04)                 (08/20/01)               (08/16/01)
--------------------------------------------------------------------------------------------------------------------
                                                 ONE     SINCE              ONE       SINCE          ONE     SINCE
                                                YEAR   INCEPTION           YEAR    INCEPTION        YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------------
MEDIUS FUND                                   12.58%      12.58%         11.78%        6.92%      12.58%       7.11%
S&P MIDCAP 400 INDEX                          10.41%      10.41%         10.41%        9.35%      10.41%       8.96%
--------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                  MEDIUS FUND          S&P MIDCAP 400 INDEX
                                  -----------          --------------------

Other                                  0.5%                      5.2%
Consumer Discretionary                18.5%                     19.4%
Financials                            16.4%                     18.7%
Information Technology                12.9%                     14.4%
Industrials                           11.9%                     12.8%
Health Care                           11.7%                     10.6%
Energy                                 7.7%                      6.9%
Utilities                              6.6%                      6.7%
Materials                              5.0%                      5.3%
Consumer Staples                       4.6%                      5.3%
Futures Contracts                     20.7%
Equity Index Swap Agreements          33.1%                      0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                                 August 20, 2001
H-Class                                 August 16, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Lennar Corp. -- Class A                            1.4%
Weatherford International Ltd.                     1.3%
IVAX Corp.                                         1.2%
Washington Post Co. -- Class B                     1.2%
Commerce Bancorp, Inc./NJ                          1.1%
Precision Castparts Corp.                          1.1%
Lincare Holdings, Inc.                             1.1%
Williams-Sonoma, Inc.                              1.0%
American Eagle Outfitters                          1.0%
Mercantile Bankshares Corp.                        1.0%
-------------------------------------------------------
Top Ten Total                                     11.4%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

INVERSE MID-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index. The investment objective of the Inverse Mid-Cap Fund is non-fundamental and may be changed without shareholder approval.

Inception: February 20, 2004

Mid-caps performed very well during the period. Because Rydex Inverse Mid-Cap Fund is designed to deliver daily performance opposite to the S&P MidCap 400 Index, the Fund's H-Class declined 10.20% during the period versus the benchmark's gain of 10.41%, as expected.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       INVERSE MID-CAP FUND           S&P MIDCAP
         DATE                 C-CLASS                  400 INDEX
       ---------       --------------------           -----------

       2/20/2004               10,000                    10,000
       2/21/2004               10,000                    10,000
       2/22/2004               10,000                    10,000
       2/23/2004               10,114                     9,882
       2/24/2004               10,100                     9,898
       2/25/2004               10,028                     9,961
       2/26/2004                9,954                    10,046
       2/27/2004                9,912                    10,085
       2/28/2004                9,912                    10,085
       2/29/2004                9,912                    10,085
        3/1/2004                9,750                    10,248
        3/2/2004                9,796                    10,212
        3/3/2004                9,798                    10,207
        3/4/2004                9,742                    10,264
        3/5/2004                9,672                    10,329
        3/6/2004                9,672                    10,329
        3/7/2004                9,672                    10,329
        3/8/2004                9,770                    10,230
        3/9/2004                9,852                    10,152
       3/10/2004               10,032                     9,976
       3/11/2004               10,160                     9,868
       3/12/2004                9,984                    10,025
       3/13/2004                9,984                    10,025
       3/14/2004                9,984                    10,025
       3/15/2004               10,146                     9,856
       3/16/2004               10,138                     9,869
       3/17/2004                9,990                    10,001
       3/18/2004               10,024                     9,964
       3/19/2004               10,056                     9,891
       3/20/2004               10,056                     9,891
       3/21/2004               10,056                     9,891
       3/22/2004               10,230                     9,724
       3/23/2004               10,206                     9,746
       3/24/2004               10,258                     9,695
       3/25/2004               10,068                     9,871
       3/26/2004               10,052                     9,884
       3/27/2004               10,052                     9,884
       3/28/2004               10,052                     9,884
       3/29/2004                9,908                    10,021
       3/30/2004                9,836                    10,085
       3/31/2004                9,796                    10,128
        4/1/2004                9,708                    10,213
        4/2/2004                9,632                    10,266
        4/3/2004                9,632                    10,266
        4/4/2004                9,632                    10,266
        4/5/2004                9,596                    10,350
        4/6/2004                9,634                    10,298
        4/7/2004                9,630                    10,301
        4/8/2004                9,678                    10,246
        4/9/2004                9,678                    10,246
       4/10/2004                9,678                    10,246
       4/11/2004                9,678                    10,246
       4/12/2004                9,652                    10,272
       4/13/2004                9,836                    10,091
       4/14/2004                9,876                    10,047
       4/15/2004                9,896                    10,029
       4/16/2004                9,830                    10,083
       4/17/2004                9,830                    10,083
       4/18/2004                9,830                    10,083
       4/19/2004                9,794                    10,121
       4/20/2004                9,928                     9,979
       4/21/2004                9,836                    10,071
       4/22/2004                9,658                    10,241
       4/23/2004                9,694                    10,204
       4/24/2004                9,694                    10,204
       4/25/2004                9,694                    10,204
       4/26/2004                9,722                    10,162
       4/27/2004                9,706                    10,180
       4/28/2004                9,852                    10,021
       4/29/2004               10,004                     9,872
       4/30/2004               10,066                     9,796
        5/1/2004               10,066                     9,796
        5/2/2004               10,066                     9,796
        5/3/2004                9,948                     9,887
        5/4/2004                9,930                     9,910
        5/5/2004                9,872                     9,959
        5/6/2004               10,002                     9,842
        5/7/2004               10,212                     9,631
        5/8/2004               10,212                     9,631
        5/9/2004               10,212                     9,631
       5/10/2004               10,394                     9,469
       5/11/2004               10,262                     9,593
       5/12/2004               10,276                     9,567
       5/13/2004               10,268                     9,579
       5/14/2004               10,310                     9,550
       5/15/2004               10,310                     9,550
       5/16/2004               10,310                     9,550
       5/17/2004               10,420                     9,438
       5/18/2004               10,328                     9,524
       5/19/2004               10,348                     9,499
       5/20/2004               10,350                     9,502
       5/21/2004               10,288                     9,550
       5/22/2004               10,288                     9,550
       5/23/2004               10,288                     9,550
       5/24/2004               10,180                     9,649
       5/25/2004                9,982                     9,835
       5/26/2004                9,924                     9,895
       5/27/2004                9,874                     9,949
       5/28/2004                9,826                     9,999
       5/29/2004                9,826                     9,999
       5/30/2004                9,826                     9,999
       5/31/2004                9,826                     9,999
        6/1/2004                9,788                    10,031
        6/2/2004                9,792                    10,030
        6/3/2004                9,928                     9,890
        6/4/2004                9,860                     9,960
        6/5/2004                9,860                     9,960
        6/6/2004                9,860                     9,960
        6/7/2004                9,696                    10,129
        6/8/2004                9,712                    10,112
        6/9/2004                9,836                     9,988
       6/10/2004                9,806                    10,014
       6/11/2004                9,806                    10,014
       6/12/2004                9,806                    10,014
       6/13/2004                9,806                    10,014
       6/14/2004                9,932                     9,872
       6/15/2004                9,804                     9,996
       6/16/2004                9,790                    10,014
       6/17/2004                9,792                    10,007
       6/18/2004                9,804                    10,008
       6/19/2004                9,804                    10,008
       6/20/2004                9,804                    10,008
       6/21/2004                9,820                     9,982
       6/22/2004                9,762                    10,038
       6/23/2004                9,674                    10,127
       6/24/2004                9,692                    10,112
       6/25/2004                9,642                    10,158
       6/26/2004                9,642                    10,158
       6/27/2004                9,642                    10,158
       6/28/2004                9,696                    10,105
       6/29/2004                9,666                    10,135
       6/30/2004                9,582                    10,227
        7/1/2004                9,704                    10,099
        7/2/2004                9,714                    10,078
        7/3/2004                9,714                    10,078
        7/4/2004                9,714                    10,078
        7/5/2004                9,714                    10,078
        7/6/2004                9,852                     9,939
        7/7/2004                9,828                     9,968
        7/8/2004                9,950                     9,847
        7/9/2004                9,892                     9,895
       7/10/2004                9,892                     9,895
       7/11/2004                9,892                     9,895
       7/12/2004                9,928                     9,870
       7/13/2004                9,924                     9,880
       7/14/2004                9,958                     9,847
       7/15/2004                9,904                     9,898
       7/16/2004                9,952                     9,829
       7/17/2004                9,952                     9,829
       7/18/2004                9,952                     9,829
       7/19/2004                9,950                     9,839
       7/20/2004                9,830                     9,955
       7/21/2004               10,026                     9,752
       7/22/2004               10,046                     9,733
       7/23/2004               10,174                     9,620
       7/24/2004               10,174                     9,620
       7/25/2004               10,174                     9,620
       7/26/2004               10,260                     9,536
       7/27/2004               10,120                     9,665
       7/28/2004               10,170                     9,616
       7/29/2004               10,036                     9,742
       7/30/2004               10,042                     9,749
       7/31/2004               10,042                     9,749
        8/1/2004               10,042                     9,749
        8/2/2004               10,016                     9,765
        8/3/2004               10,136                     9,659
        8/4/2004               10,168                     9,627
        8/5/2004               10,352                     9,446
        8/6/2004               10,524                     9,292
        8/7/2004               10,524                     9,292
        8/8/2004               10,524                     9,292
        8/9/2004               10,510                     9,307
       8/10/2004               10,336                     9,458
       8/11/2004               10,404                     9,399
       8/12/2004               10,548                     9,269
       8/13/2004               10,552                     9,262
       8/14/2004               10,552                     9,262
       8/15/2004               10,552                     9,262
       8/16/2004               10,380                     9,415
       8/17/2004               10,332                     9,458
       8/18/2004               10,180                     9,597
       8/19/2004               10,250                     9,533
       8/20/2004               10,116                     9,659
       8/21/2004               10,116                     9,659
       8/22/2004               10,116                     9,659
       8/23/2004               10,172                     9,605
       8/24/2004               10,158                     9,621
       8/25/2004               10,058                     9,710
       8/26/2004               10,060                     9,714
       8/27/2004               10,008                     9,762
       8/28/2004               10,008                     9,762
       8/29/2004               10,008                     9,762
       8/30/2004               10,124                     9,650
       8/31/2004               10,042                     9,724
        9/1/2004                9,964                     9,805
        9/2/2004                9,876                     9,892
        9/3/2004                9,924                     9,846
        9/4/2004                9,924                     9,846
        9/5/2004                9,924                     9,846
        9/6/2004                9,924                     9,846
        9/7/2004                9,852                     9,920
        9/8/2004                9,944                     9,827
        9/9/2004                9,874                     9,897
       9/10/2004                9,834                     9,937
       9/11/2004                9,834                     9,937
       9/12/2004                9,834                     9,937
       9/13/2004                9,772                     9,999
       9/14/2004                9,796                     9,976
       9/15/2004                9,850                     9,922
       9/16/2004                9,782                     9,991
       9/17/2004                9,782                     9,990
       9/18/2004                9,782                     9,990
       9/19/2004                9,782                     9,990
       9/20/2004                9,828                     9,945
       9/21/2004                9,746                    10,028
       9/22/2004                9,868                     9,906
       9/23/2004                9,894                     9,876
       9/24/2004                9,848                     9,930
       9/25/2004                9,848                     9,930
       9/26/2004                9,848                     9,930
       9/27/2004                9,932                     9,833
       9/28/2004                9,866                     9,902
       9/29/2004                9,822                     9,941
       9/30/2004                9,758                    10,012
       10/1/2004                9,610                    10,158
       10/2/2004                9,610                    10,158
       10/3/2004                9,610                    10,158
       10/4/2004                9,582                    10,189
       10/5/2004                9,608                    10,164
       10/6/2004                9,546                    10,229
       10/7/2004                9,668                    10,101
       10/8/2004                9,736                    10,031
       10/9/2004                9,736                    10,031
      10/10/2004                9,736                    10,031
      10/11/2004                9,728                    10,033
      10/12/2004                9,762                    10,002
      10/13/2004                9,842                     9,918
      10/14/2004                9,910                     9,844
      10/15/2004                9,872                     9,882
      10/16/2004                9,872                     9,882
      10/17/2004                9,872                     9,882
      10/18/2004                9,824                     9,931
      10/19/2004                9,894                     9,859
      10/20/2004                9,848                     9,903
      10/21/2004                9,754                     9,998
      10/22/2004                9,842                     9,908
      10/23/2004                9,842                     9,908
      10/24/2004                9,842                     9,908
      10/25/2004                9,812                     9,937
      10/26/2004                9,728                    10,006
      10/27/2004                9,588                    10,161
      10/28/2004                9,602                    10,150
      10/29/2004                9,584                    10,172
      10/30/2004                9,584                    10,172
      10/31/2004                9,584                    10,172
       11/1/2004                9,580                    10,173
       11/2/2004                9,594                    10,161
       11/3/2004                9,458                    10,298
       11/4/2004                9,322                    10,447
       11/5/2004                9,296                    10,475
       11/6/2004                9,296                    10,475
       11/7/2004                9,296                    10,475
       11/8/2004                9,324                    10,438
       11/9/2004                9,296                    10,475
      11/10/2004                9,274                    10,501
      11/11/2004                9,184                    10,602
      11/12/2004                9,080                    10,722
      11/13/2004                9,080                    10,722
      11/14/2004                9,080                    10,722
      11/15/2004                9,086                    10,713
      11/16/2004                9,142                    10,649
      11/17/2004                9,066                    10,737
      11/18/2004                9,076                    10,730
      11/19/2004                9,180                    10,605
      11/20/2004                9,180                    10,605
      11/21/2004                9,180                    10,605
      11/22/2004                9,104                    10,685
      11/23/2004                9,068                    10,729
      11/24/2004                8,986                    10,822
      11/25/2004                8,986                    10,822
      11/26/2004                8,986                    10,830
      11/27/2004                8,986                    10,830
      11/28/2004                8,986                    10,830
      11/29/2004                9,008                    10,807
      11/30/2004                9,030                    10,778
       12/1/2004                8,906                    10,921
       12/2/2004                8,942                    10,877
       12/3/2004                8,926                    10,907
       12/4/2004                8,926                    10,907
       12/5/2004                8,926                    10,907
       12/6/2004                8,950                    10,875
       12/7/2004                9,064                    10,723
       12/8/2004                9,008                    10,789
       12/9/2004                8,978                    10,836
      12/10/2004                8,968                    10,850
      12/11/2004                8,968                    10,850
      12/12/2004                8,968                    10,850
      12/13/2004                8,904                    10,927
      12/14/2004                8,818                    11,029
      12/15/2004                8,764                    11,099
      12/16/2004                8,818                    11,031
      12/17/2004                8,824                    11,027
      12/18/2004                8,824                    11,027
      12/19/2004                8,824                    11,027
      12/20/2004                8,860                    10,977
      12/21/2004                8,764                    11,093
      12/22/2004                8,730                    11,130
      12/23/2004                8,722                    11,143
      12/24/2004                8,722                    11,143
      12/25/2004                8,722                    11,143
      12/26/2004                8,722                    11,143
      12/27/2004                8,790                    11,076
      12/28/2004                8,684                    11,212
      12/29/2004                8,666                    11,222
      12/30/2004                8,650                    11,249
      12/31/2004                8,666                    11,229
        1/1/2005                8,666                    11,229
        1/2/2005                8,666                    11,229
        1/3/2005                8,810                    11,041
        1/4/2005                8,948                    10,869
        1/5/2005                9,050                    10,752
        1/6/2005                9,010                    10,803
        1/7/2005                9,054                    10,747
        1/8/2005                9,054                    10,747
        1/9/2005                9,054                    10,747
       1/10/2005                9,002                    10,809
       1/11/2005                9,058                    10,744
       1/12/2005                9,038                    10,771
       1/13/2005                9,052                    10,751
       1/14/2005                8,980                    10,845
       1/15/2005                8,980                    10,845
       1/16/2005                8,980                    10,845
       1/17/2005                8,980                    10,845
       1/18/2005                8,896                    10,944
       1/19/2005                8,980                    10,846
       1/20/2005                9,024                    10,793
       1/21/2005                9,070                    10,733
       1/22/2005                9,070                    10,733
       1/23/2005                9,070                    10,733
       1/24/2005                9,126                    10,668
       1/25/2005                9,108                    10,690
       1/26/2005                9,014                    10,799
       1/27/2005                8,988                    10,835
       1/28/2005                9,032                    10,784
       1/29/2005                9,032                    10,784
       1/30/2005                9,032                    10,784
       1/31/2005                8,900                    10,942
        2/1/2005                8,832                    11,025
        2/2/2005                8,786                    11,082
        2/3/2005                8,804                    11,060
        2/4/2005                8,684                    11,212
        2/5/2005                8,684                    11,212
        2/6/2005                8,684                    11,212
        2/7/2005                8,702                    11,189
        2/8/2005                8,676                    11,225
        2/9/2005                8,788                    11,078
       2/10/2005                8,758                    11,117
       2/11/2005                8,668                    11,232
       2/12/2005                8,668                    11,232
       2/13/2005                8,668                    11,232
       2/14/2005                8,668                    11,234
       2/15/2005                8,650                    11,258
       2/16/2005                8,612                    11,309
       2/17/2005                8,676                    11,225
       2/18/2005                8,688                    11,213
       2/19/2005                8,688                    11,213
       2/20/2005                8,688                    11,213
       2/21/2005                8,688                    11,213
       2/22/2005                8,828                    11,031
       2/23/2005                8,776                    11,094
       2/24/2005                8,668                    11,233
       2/25/2005                8,560                    11,368
       2/26/2005                8,560                    11,368
       2/27/2005                8,560                    11,368
       2/28/2005                8,608                    11,309
        3/1/2005                8,534                    11,405
        3/2/2005                8,542                    11,399
        3/3/2005                8,546                    11,393
        3/4/2005                8,454                    11,518
        3/5/2005                8,454                    11,518
        3/6/2005                8,454                    11,518
        3/7/2005                8,412                    11,575
        3/8/2005                8,476                    11,486
        3/9/2005                8,570                    11,362
       3/10/2005                8,586                    11,345
       3/11/2005                8,586                    11,343
       3/12/2005                8,586                    11,343
       3/13/2005                8,586                    11,343
       3/14/2005                8,522                    11,428
       3/15/2005                8,564                    11,377
       3/16/2005                8,640                    11,278
       3/17/2005                8,624                    11,302
       3/18/2005                8,664                    11,257
       3/19/2005                8,664                    11,257
       3/20/2005                8,664                    11,257
       3/21/2005                8,674                    11,237
       3/22/2005                8,720                    11,184
       3/23/2005                8,782                    11,102
       3/24/2005                8,768                    11,121
       3/25/2005                8,768                    11,121
       3/26/2005                8,768                    11,121
       3/27/2005                8,768                    11,121
       3/28/2005                8,762                    11,127
       3/29/2005                8,860                    11,003
       3/30/2005                8,756                    11,140
       3/31/2005                8,724                    11,183

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       INVERSE MID-CAP FUND            S&P MIDCAP
         DATE                H-CLASS                   400 INDEX
       ---------       --------------------           -------------

       2/20/2004               10,000                    10,000
       2/21/2004               10,000                    10,000
       2/22/2004               10,000                    10,000
       2/23/2004               10,114                     9,882
       2/24/2004               10,100                     9,898
       2/25/2004               10,028                     9,961
       2/26/2004                9,954                    10,046
       2/27/2004                9,912                    10,085
       2/28/2004                9,912                    10,085
       2/29/2004                9,912                    10,085
        3/1/2004                9,752                    10,248
        3/2/2004                9,796                    10,212
        3/3/2004                9,798                    10,207
        3/4/2004                9,742                    10,264
        3/5/2004                9,672                    10,329
        3/6/2004                9,672                    10,329
        3/7/2004                9,672                    10,329
        3/8/2004                9,772                    10,230
        3/9/2004                9,852                    10,152
       3/10/2004               10,032                     9,976
       3/11/2004               10,160                     9,868
       3/12/2004                9,984                    10,025
       3/13/2004                9,984                    10,025
       3/14/2004                9,984                    10,025
       3/15/2004               10,148                     9,856
       3/16/2004               10,142                     9,869
       3/17/2004                9,994                    10,001
       3/18/2004               10,028                     9,964
       3/19/2004               10,060                     9,891
       3/20/2004               10,060                     9,891
       3/21/2004               10,060                     9,891
       3/22/2004               10,234                     9,724
       3/23/2004               10,210                     9,746
       3/24/2004               10,264                     9,695
       3/25/2004               10,074                     9,871
       3/26/2004               10,058                     9,884
       3/27/2004               10,058                     9,884
       3/28/2004               10,058                     9,884
       3/29/2004                9,912                    10,021
       3/30/2004                9,842                    10,085
       3/31/2004                9,802                    10,128
        4/1/2004                9,712                    10,213
        4/2/2004                9,638                    10,266
        4/3/2004                9,638                    10,266
        4/4/2004                9,638                    10,266
        4/5/2004                9,602                    10,350
        4/6/2004                9,642                    10,298
        4/7/2004                9,636                    10,301
        4/8/2004                9,686                    10,246
        4/9/2004                9,686                    10,246
       4/10/2004                9,686                    10,246
       4/11/2004                9,686                    10,246
       4/12/2004                9,660                    10,272
       4/13/2004                9,844                    10,091
       4/14/2004                9,884                    10,047
       4/15/2004                9,904                    10,029
       4/16/2004                9,840                    10,083
       4/17/2004                9,840                    10,083
       4/18/2004                9,840                    10,083
       4/19/2004                9,804                    10,121
       4/20/2004                9,938                     9,979
       4/21/2004                9,846                    10,071
       4/22/2004                9,668                    10,241
       4/23/2004                9,704                    10,204
       4/24/2004                9,704                    10,204
       4/25/2004                9,704                    10,204
       4/26/2004                9,734                    10,162
       4/27/2004                9,716                    10,180
       4/28/2004                9,864                    10,021
       4/29/2004               10,016                     9,872
       4/30/2004               10,078                     9,796
        5/1/2004               10,078                     9,796
        5/2/2004               10,078                     9,796
        5/3/2004                9,960                     9,887
        5/4/2004                9,942                     9,910
        5/5/2004                9,884                     9,959
        5/6/2004               10,014                     9,842
        5/7/2004               10,226                     9,631
        5/8/2004               10,226                     9,631
        5/9/2004               10,226                     9,631
       5/10/2004               10,408                     9,469
       5/11/2004               10,276                     9,593
       5/12/2004               10,290                     9,567
       5/13/2004               10,282                     9,579
       5/14/2004               10,326                     9,550
       5/15/2004               10,326                     9,550
       5/16/2004               10,326                     9,550
       5/17/2004               10,436                     9,438
       5/18/2004               10,344                     9,524
       5/19/2004               10,364                     9,499
       5/20/2004               10,366                     9,502
       5/21/2004               10,306                     9,550
       5/22/2004               10,306                     9,550
       5/23/2004               10,306                     9,550
       5/24/2004               10,198                     9,649
       5/25/2004                9,998                     9,835
       5/26/2004                9,942                     9,895
       5/27/2004                9,894                     9,949
       5/28/2004                9,846                     9,999
       5/29/2004                9,846                     9,999
       5/30/2004                9,846                     9,999
       5/31/2004                9,846                     9,999
        6/1/2004                9,808                    10,031
        6/2/2004                9,814                    10,030
        6/3/2004                9,950                     9,890
        6/4/2004                9,882                     9,960
        6/5/2004                9,882                     9,960
        6/6/2004                9,882                     9,960
        6/7/2004                9,720                    10,129
        6/8/2004                9,734                    10,112
        6/9/2004                9,858                     9,988
       6/10/2004                9,828                    10,014
       6/11/2004                9,828                    10,014
       6/12/2004                9,828                    10,014
       6/13/2004                9,828                    10,014
       6/14/2004                9,956                     9,872
       6/15/2004                9,828                     9,996
       6/16/2004                9,814                    10,014
       6/17/2004                9,814                    10,007
       6/18/2004                9,826                    10,008
       6/19/2004                9,826                    10,008
       6/20/2004                9,826                    10,008
       6/21/2004                9,844                     9,982
       6/22/2004                9,786                    10,038
       6/23/2004                9,698                    10,127
       6/24/2004                9,716                    10,112
       6/25/2004                9,666                    10,158
       6/26/2004                9,666                    10,158
       6/27/2004                9,666                    10,158
       6/28/2004                9,720                    10,105
       6/29/2004                9,690                    10,135
       6/30/2004                9,608                    10,227
        7/1/2004                9,730                    10,099
        7/2/2004                9,740                    10,078
        7/3/2004                9,740                    10,078
        7/4/2004                9,740                    10,078
        7/5/2004                9,740                    10,078
        7/6/2004                9,878                     9,939
        7/7/2004                9,856                     9,968
        7/8/2004                9,978                     9,847
        7/9/2004                9,922                     9,895
       7/10/2004                9,922                     9,895
       7/11/2004                9,922                     9,895
       7/12/2004                9,956                     9,870
       7/13/2004                9,954                     9,880
       7/14/2004                9,986                     9,847
       7/15/2004                9,932                     9,898
       7/16/2004                9,980                     9,829
       7/17/2004                9,980                     9,829
       7/18/2004                9,980                     9,829
       7/19/2004                9,978                     9,839
       7/20/2004                9,858                     9,955
       7/21/2004               10,056                     9,752
       7/22/2004               10,076                     9,733
       7/23/2004               10,206                     9,620
       7/24/2004               10,206                     9,620
       7/25/2004               10,206                     9,620
       7/26/2004               10,292                     9,536
       7/27/2004               10,150                     9,665
       7/28/2004               10,202                     9,616
       7/29/2004               10,068                     9,742
       7/30/2004               10,074                     9,749
       7/31/2004               10,074                     9,749
        8/1/2004               10,074                     9,749
        8/2/2004               10,048                     9,765
        8/3/2004               10,168                     9,659
        8/4/2004               10,200                     9,627
        8/5/2004               10,384                     9,446
        8/6/2004               10,560                     9,292
        8/7/2004               10,560                     9,292
        8/8/2004               10,560                     9,292
        8/9/2004               10,546                     9,307
       8/10/2004               10,370                     9,458
       8/11/2004               10,438                     9,399
       8/12/2004               10,584                     9,269
       8/13/2004               10,588                     9,262
       8/14/2004               10,588                     9,262
       8/15/2004               10,588                     9,262
       8/16/2004               10,416                     9,415
       8/17/2004               10,368                     9,458
       8/18/2004               10,216                     9,597
       8/19/2004               10,286                     9,533
       8/20/2004               10,152                     9,659
       8/21/2004               10,152                     9,659
       8/22/2004               10,152                     9,659
       8/23/2004               10,208                     9,605
       8/24/2004               10,194                     9,621
       8/25/2004               10,094                     9,710
       8/26/2004               10,096                     9,714
       8/27/2004               10,044                     9,762
       8/28/2004               10,044                     9,762
       8/29/2004               10,044                     9,762
       8/30/2004               10,162                     9,650
       8/31/2004               10,080                     9,724
        9/1/2004               10,002                     9,805
        9/2/2004                9,914                     9,892
        9/3/2004                9,964                     9,846
        9/4/2004                9,964                     9,846
        9/5/2004                9,964                     9,846
        9/6/2004                9,964                     9,846
        9/7/2004                9,890                     9,920
        9/8/2004                9,984                     9,827
        9/9/2004                9,912                     9,897
       9/10/2004                9,874                     9,937
       9/11/2004                9,874                     9,937
       9/12/2004                9,874                     9,937
       9/13/2004                9,812                     9,999
       9/14/2004                9,836                     9,976
       9/15/2004                9,890                     9,922
       9/16/2004                9,822                     9,991
       9/17/2004                9,826                     9,990
       9/18/2004                9,826                     9,990
       9/19/2004                9,826                     9,990
       9/20/2004                9,870                     9,945
       9/21/2004                9,788                    10,028
       9/22/2004                9,912                     9,906
       9/23/2004                9,938                     9,876
       9/24/2004                9,890                     9,930
       9/25/2004                9,890                     9,930
       9/26/2004                9,890                     9,930
       9/27/2004                9,974                     9,833
       9/28/2004                9,908                     9,902
       9/29/2004                9,866                     9,941
       9/30/2004                9,800                    10,012
       10/1/2004                9,654                    10,158
       10/2/2004                9,654                    10,158
       10/3/2004                9,654                    10,158
       10/4/2004                9,624                    10,189
       10/5/2004                9,650                    10,164
       10/6/2004                9,588                    10,229
       10/7/2004                9,710                    10,101
       10/8/2004                9,780                    10,031
       10/9/2004                9,780                    10,031
      10/10/2004                9,780                    10,031
      10/11/2004                9,772                    10,033
      10/12/2004                9,806                    10,002
      10/13/2004                9,886                     9,918
      10/14/2004                9,954                     9,844
      10/15/2004                9,916                     9,882
      10/16/2004                9,916                     9,882
      10/17/2004                9,916                     9,882
      10/18/2004                9,870                     9,931
      10/19/2004                9,940                     9,859
      10/20/2004                9,894                     9,903
      10/21/2004                9,800                     9,998
      10/22/2004                9,890                     9,908
      10/23/2004                9,890                     9,908
      10/24/2004                9,890                     9,908
      10/25/2004                9,860                     9,937
      10/26/2004                9,776                    10,006
      10/27/2004                9,636                    10,161
      10/28/2004                9,650                    10,150
      10/29/2004                9,634                    10,172
      10/30/2004                9,634                    10,172
      10/31/2004                9,634                    10,172
       11/1/2004                9,632                    10,173
       11/2/2004                9,644                    10,161
       11/3/2004                9,508                    10,298
       11/4/2004                9,372                    10,447
       11/5/2004                9,346                    10,475
       11/6/2004                9,346                    10,475
       11/7/2004                9,346                    10,475
       11/8/2004                9,376                    10,438
       11/9/2004                9,348                    10,475
      11/10/2004                9,326                    10,501
      11/11/2004                9,236                    10,602
      11/12/2004                9,132                    10,722
      11/13/2004                9,132                    10,722
      11/14/2004                9,132                    10,722
      11/15/2004                9,138                    10,713
      11/16/2004                9,194                    10,649
      11/17/2004                9,118                    10,737
      11/18/2004                9,128                    10,730
      11/19/2004                9,232                    10,605
      11/20/2004                9,232                    10,605
      11/21/2004                9,232                    10,605
      11/22/2004                9,156                    10,685
      11/23/2004                9,120                    10,729
      11/24/2004                9,038                    10,822
      11/25/2004                9,038                    10,822
      11/26/2004                9,038                    10,830
      11/27/2004                9,038                    10,830
      11/28/2004                9,038                    10,830
      11/29/2004                9,062                    10,807
      11/30/2004                9,084                    10,778
       12/1/2004                8,958                    10,921
       12/2/2004                8,996                    10,877
       12/3/2004                8,980                    10,907
       12/4/2004                8,980                    10,907
       12/5/2004                8,980                    10,907
       12/6/2004                9,004                    10,875
       12/7/2004                9,118                    10,723
       12/8/2004                9,062                    10,789
       12/9/2004                9,032                    10,836
      12/10/2004                9,022                    10,850
      12/11/2004                9,022                    10,850
      12/12/2004                9,022                    10,850
      12/13/2004                8,960                    10,927
      12/14/2004                8,874                    11,029
      12/15/2004                8,818                    11,099
      12/16/2004                8,874                    11,031
      12/17/2004                8,880                    11,027
      12/18/2004                8,880                    11,027
      12/19/2004                8,880                    11,027
      12/20/2004                8,918                    10,977
      12/21/2004                8,820                    11,093
      12/22/2004                8,788                    11,130
      12/23/2004                8,780                    11,143
      12/24/2004                8,780                    11,143
      12/25/2004                8,780                    11,143
      12/26/2004                8,780                    11,143
      12/27/2004                8,848                    11,076
      12/28/2004                8,742                    11,212
      12/29/2004                8,724                    11,222
      12/30/2004                8,710                    11,249
      12/31/2004                8,728                    11,229
        1/1/2005                8,728                    11,229
        1/2/2005                8,728                    11,229
        1/3/2005                8,872                    11,041
        1/4/2005                9,010                    10,869
        1/5/2005                9,114                    10,752
        1/6/2005                9,074                    10,803
        1/7/2005                9,118                    10,747
        1/8/2005                9,118                    10,747
        1/9/2005                9,118                    10,747
       1/10/2005                9,066                    10,809
       1/11/2005                9,122                    10,744
       1/12/2005                9,102                    10,771
       1/13/2005                9,116                    10,751
       1/14/2005                9,044                    10,845
       1/15/2005                9,044                    10,845
       1/16/2005                9,044                    10,845
       1/17/2005                9,044                    10,845
       1/18/2005                8,960                    10,944
       1/19/2005                9,044                    10,846
       1/20/2005                9,090                    10,793
       1/21/2005                9,136                    10,733
       1/22/2005                9,136                    10,733
       1/23/2005                9,136                    10,733
       1/24/2005                9,192                    10,668
       1/25/2005                9,174                    10,690
       1/26/2005                9,080                    10,799
       1/27/2005                9,054                    10,835
       1/28/2005                9,100                    10,784
       1/29/2005                9,100                    10,784
       1/30/2005                9,100                    10,784
       1/31/2005                8,966                    10,942
        2/1/2005                8,898                    11,025
        2/2/2005                8,852                    11,082
        2/3/2005                8,870                    11,060
        2/4/2005                8,752                    11,212
        2/5/2005                8,752                    11,212
        2/6/2005                8,752                    11,212
        2/7/2005                8,768                    11,189
        2/8/2005                8,742                    11,225
        2/9/2005                8,858                    11,078
       2/10/2005                8,828                    11,117
       2/11/2005                8,738                    11,232
       2/12/2005                8,738                    11,232
       2/13/2005                8,738                    11,232
       2/14/2005                8,738                    11,234
       2/15/2005                8,720                    11,258
       2/16/2005                8,682                    11,309
       2/17/2005                8,746                    11,225
       2/18/2005                8,760                    11,213
       2/19/2005                8,760                    11,213
       2/20/2005                8,760                    11,213
       2/21/2005                8,760                    11,213
       2/22/2005                8,900                    11,031
       2/23/2005                8,848                    11,094
       2/24/2005                8,738                    11,233
       2/25/2005                8,632                    11,368
       2/26/2005                8,632                    11,368
       2/27/2005                8,632                    11,368
       2/28/2005                8,682                    11,309
        3/1/2005                8,608                    11,405
        3/2/2005                8,614                    11,399
        3/3/2005                8,620                    11,393
        3/4/2005                8,528                    11,518
        3/5/2005                8,528                    11,518
        3/6/2005                8,528                    11,518
        3/7/2005                8,484                    11,575
        3/8/2005                8,550                    11,486
        3/9/2005                8,642                    11,362
       3/10/2005                8,660                    11,345
       3/11/2005                8,660                    11,343
       3/12/2005                8,660                    11,343
       3/13/2005                8,660                    11,343
       3/14/2005                8,596                    11,428
       3/15/2005                8,638                    11,377
       3/16/2005                8,714                    11,278
       3/17/2005                8,698                    11,302
       3/18/2005                8,740                    11,257
       3/19/2005                8,740                    11,257
       3/20/2005                8,740                    11,257
       3/21/2005                8,750                    11,237
       3/22/2005                8,796                    11,184
       3/23/2005                8,860                    11,102
       3/24/2005                8,846                    11,121
       3/25/2005                8,846                    11,121
       3/26/2005                8,846                    11,121
       3/27/2005                8,846                    11,121
       3/28/2005                8,838                    11,127
       3/29/2005                8,940                    11,003
       3/30/2005                8,834                    11,140
       3/31/2005                8,802                    11,183

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------------
                                                   A-CLASS                     C-CLASS                 H-CLASS
                                                 (03/31/04)                  (02/20/04)              (02/20/04)
--------------------------------------------------------------------------------------------------------------------
                                                 ONE     SINCE              ONE      SINCE           ONE     SINCE
                                                YEAR   INCEPTION           YEAR     INCEPTION       YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP FUND                         -10.20%     -10.20%        -10.94%      -11.58%     -10.20%     -10.86%
S&P MIDCAP 400 INDEX                          10.41%      10.41%         10.41%       10.60%      10.41%      10.60%
--------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                 INVERSE MID-CAP FUND     S&P MIDCAP 400 INDEX
                                 --------------------     --------------------

Other                                                             5.2%
Consumer Discretionary                                           19.4%
Financials                                                       18.7%
Information Technology                                           14.4%
Industrials                                                      12.8%
Health Care                                                      10.6%
Utilities                                                         6.9%
Energy                                                            6.7%
Materials                                                         5.3%
Futures Contracts                       -31.4%
Equity Index Swap Agreements            -70.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

--------------------------------------------------------------------------------

MEKROS FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index. The investment objective of the Mekros Fund is non-fundamental and may be changed without shareholder approval.

Inception: November 1, 2000

The small-cap Russell 2000 Index, which returned 5.41% over the past 12 months, underperformed the broad-market S&P 500 Index and the S&P MidCap 400 Index during the period, due in part to a very difficult first quarter of 2005.

Rydex Mekros Fund H-Class returned 5.52% for the period. Had the Fund perfectly mimicked its benchmark of 150% of the daily price movement of the Russell 2000 Index, it would have returned 5.22%. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            MEKROS FUND               RUSSELL 2000
         DATE                 C-CLASS                    INDEX
       ---------            -----------               ------------

       1/23/2001               10,000                    10,000
       1/31/2001               10,165                    10,128
       2/28/2001                9,090                     9,463
       3/31/2001                8,233                     9,001
       4/30/2001                9,077                     9,705
       5/31/2001                9,259                     9,943
       6/30/2001                9,749                    10,287
       7/31/2001                8,925                     9,730
       8/31/2001                8,472                     9,415
       9/30/2001                6,722                     8,148
      10/31/2001                7,282                     8,625
      11/30/2001                8,126                     9,293
      12/31/2001                8,863                     9,866
       1/31/2002                8,649                     9,764
       2/28/2002                8,241                     9,496
       3/31/2002                9,255                    10,259
       4/30/2002                9,436                    10,353
       5/31/2002                8,699                     9,893
       6/30/2002                8,027                     9,402
       7/31/2002                6,203                     7,982
       8/31/2002                6,120                     7,962
       9/30/2002                5,420                     7,390
      10/31/2002                5,605                     7,627
      11/30/2002                6,343                     8,308
      12/31/2002                5,822                     7,845
       1/31/2003                5,508                     7,628
       2/28/2003                5,194                     7,398
       3/31/2003                5,264                     7,493
       4/30/2003                6,032                     8,203
       5/31/2003                7,027                     9,084
       6/30/2003                7,159                     9,256
       7/31/2003                7,787                     9,827
       8/31/2003                8,266                    10,277
       9/30/2003                8,014                    10,088
      10/31/2003                9,067                    10,935
      11/30/2003                9,500                    11,323
      12/31/2003                9,736                    11,552
       1/31/2004               10,384                    12,054
       2/29/2004               10,487                    12,162
       3/31/2004               10,582                    12,276
       4/30/2004                9,698                    11,650
       5/31/2004                9,934                    11,835
       6/30/2004               10,607                    12,334
       7/31/2004                9,529                    11,503
       8/31/2004                9,397                    11,444
       9/30/2004               10,037                    11,981
      10/31/2004               10,272                    12,217
      11/30/2004               11,579                    13,277
      12/31/2004               12,081                    13,670
       1/31/2005               11,238                    13,100
       2/28/2005               11,562                    13,321
       3/31/2005               11,084                    12,940

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            MEKROS FUND               RUSSELL 2000
         DATE                 H-CLASS                    INDEX
       ---------            -----------               ------------

       11/1/2000               10,000                    10,000
      11/30/2000                8,388                     9,017
      12/31/2000                9,324                     9,792
       1/31/2001                9,876                    10,301
       2/28/2001                8,832                     9,626
       3/31/2001                7,996                     9,155
       4/30/2001                8,816                     9,871
       5/31/2001                9,000                    10,113
       6/30/2001                9,484                    10,463
       7/31/2001                8,688                     9,896
       8/31/2001                8,252                     9,577
       9/30/2001                6,552                     8,288
      10/31/2001                7,096                     8,773
      11/30/2001                7,924                     9,452
      12/31/2001                8,648                    10,035
       1/31/2002                8,440                     9,931
       2/28/2002                8,048                     9,659
       3/31/2002                9,044                    10,435
       4/30/2002                9,224                    10,530
       5/31/2002                8,512                    10,063
       6/30/2002                7,860                     9,563
       7/31/2002                6,080                     8,119
       8/31/2002                6,004                     8,098
       9/30/2002                5,320                     7,517
      10/31/2002                5,512                     7,758
      11/30/2002                6,244                     8,450
      12/31/2002                5,734                     7,980
       1/31/2003                5,425                     7,759
       2/28/2003                5,120                     7,524
       3/31/2003                5,189                     7,621
       4/30/2003                5,950                     8,344
       5/31/2003                6,937                     9,239
       6/30/2003                7,069                     9,414
       7/31/2003                7,695                     9,995
       8/31/2003                8,176                    10,453
       9/30/2003                7,927                    10,260
      10/31/2003                8,978                    11,122
      11/30/2003                9,411                    11,516
      12/31/2003                9,651                    11,750
       1/31/2004               10,301                    12,261
       2/29/2004               10,409                    12,371
       3/31/2004               10,513                    12,486
       4/30/2004                9,643                    11,849
       5/31/2004                9,876                    12,038
       6/30/2004               10,554                    12,545
       7/31/2004                9,491                    11,700
       8/31/2004                9,367                    11,640
       9/30/2004               10,008                    12,186
      10/31/2004               10,253                    12,426
      11/30/2004               11,566                    13,504
      12/31/2004               12,074                    13,904
       1/31/2005               11,239                    13,324
       2/28/2005               11,570                    13,549
       3/31/2005               11,098                    13,162

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05
--------------------------------------------------------------------------------
                           A-CLASS             C-CLASS             H-CLASS
                          (03/31/04)         (01/23/01)          (11/01/00)
--------------------------------------------------------------------------------
                        ONE     SINCE      ONE      SINCE      ONE      SINCE
                       YEAR   INCEPTION   YEAR    INCEPTION   YEAR    INCEPTION
--------------------------------------------------------------------------------
MEKROS FUND            5.63%    5.63%     4.75%     2.49%     5.52%     2.39%
RUSSELL 2000 INDEX     5.41%    5.41%     5.41%     6.35%     5.41%     6.43%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                       MEKROS FUND     RUSSELL 2000 INDEX
                                       -----------     ------------------

Other                                     7.10%              13.8%
Financials                                19.5%              21.8%
Information Technology                    15.9%              15.0%
Industrials                               14.9%
Consumer Discretionary                    14.1%              19.0%
Health Care                               11.8%              14.4%
Energy                                     6.5%
Materials                                  5.9%               8.4%
PRODUCER DURABLES                                             7.6%
Futures Contracts                         28.8%
Equity Index Swap Agreements              25.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                                January 23, 2001
H-Class                                November 1, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
CMS Energy Corp.                                   0.5%
Vintage Petroleum, Inc.                            0.5%
Allegheny Technologies, Inc.                       0.5%
Cytec Industries, Inc.                             0.5%
Toro Co.                                           0.4%
Whiting Petroleum Corp.                            0.4%
Thomas & Betts Corp.                               0.4%
Frontier Oil Corp.                                 0.4%
Steris Corp.                                       0.4%
Forest Oil Corp.                                   0.4%
-------------------------------------------------------
Top Ten Total                                      4.4%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

INVERSE SMALL-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000 Index. The investment objective of the Inverse Small-Cap Fund is non-fundamental and may be changed without shareholder approval.

Inception: February 20, 2004

Small-caps performed worse than their large- and mid-cap counterparts but still managed to produce gains. The small-cap Russell 2000 Index rose 5.41% for the year ended March 31, 2005. As a result, Rydex Inverse Small-Cap Fund, which seeks to provide investment results that inversely correspond to the daily price movement of the Russell 2000 Index, had a return of -5.55% for its H-Class, in line with expectations.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      INVERSE SMALL-CAP FUND          RUSSELL 2000
         DATE               C-CLASS                      INDEX
       ---------      ----------------------          ------------

       2/20/2004               10,000                    10,000
       2/21/2004               10,000                    10,000
       2/22/2004               10,000                    10,000
       2/23/2004               10,172                     9,833
       2/24/2004               10,156                     9,862
       2/25/2004               10,024                     9,986
       2/26/2004                9,948                    10,070
       2/27/2004                9,924                    10,099
       2/28/2004                9,924                    10,099
       2/29/2004                9,924                    10,099
        3/1/2004                9,750                    10,258
        3/2/2004                9,814                    10,194
        3/3/2004                9,814                    10,200
        3/4/2004                9,686                    10,322
        3/5/2004                9,660                    10,342
        3/6/2004                9,660                    10,342
        3/7/2004                9,660                    10,342
        3/8/2004                9,772                    10,221
        3/9/2004                9,880                    10,108
       3/10/2004               10,082                     9,920
       3/11/2004               10,196                     9,814
       3/12/2004                9,952                    10,058
       3/13/2004                9,952                    10,058
       3/14/2004                9,952                    10,058
       3/15/2004               10,238                     9,784
       3/16/2004               10,222                     9,779
       3/17/2004               10,034                     9,985
       3/18/2004               10,100                     9,916
       3/19/2004               10,120                     9,850
       3/20/2004               10,120                     9,850
       3/21/2004               10,120                     9,850
       3/22/2004               10,316                     9,648
       3/23/2004               10,288                     9,681
       3/24/2004               10,344                     9,625
       3/25/2004               10,074                     9,865
       3/26/2004               10,064                     9,889
       3/27/2004               10,064                     9,889
       3/28/2004               10,064                     9,889
       3/29/2004                9,878                    10,073
       3/30/2004                9,772                    10,178
       3/31/2004                9,754                    10,193
        4/1/2004                9,670                    10,281
        4/2/2004                9,510                    10,422
        4/3/2004                9,510                    10,422
        4/4/2004                9,510                    10,422
        4/5/2004                9,542                    10,473
        4/6/2004                9,650                    10,351
        4/7/2004                9,594                    10,392
        4/8/2004                9,662                    10,327
        4/9/2004                9,662                    10,327
       4/10/2004                9,662                    10,327
       4/11/2004                9,662                    10,327
       4/12/2004                9,640                    10,358
       4/13/2004                9,878                    10,119
       4/14/2004                9,932                    10,054
       4/15/2004                9,976                    10,024
       4/16/2004                9,910                    10,078
       4/17/2004                9,910                    10,078
       4/18/2004                9,910                    10,078
       4/19/2004                9,826                    10,139
       4/20/2004               10,056                     9,947
       4/21/2004                9,896                    10,075
       4/22/2004                9,732                    10,249
       4/23/2004                9,768                    10,205
       4/24/2004                9,768                    10,205
       4/25/2004                9,768                    10,205
       4/26/2004                9,760                    10,183
       4/27/2004                9,768                    10,206
       4/28/2004                9,976                     9,971
       4/29/2004               10,148                     9,802
       4/30/2004               10,304                     9,674
        5/1/2004               10,304                     9,674
        5/2/2004               10,304                     9,674
        5/3/2004               10,190                     9,772
        5/4/2004               10,110                     9,844
        5/5/2004               10,092                     9,852
        5/6/2004               10,230                     9,733
        5/7/2004               10,514                     9,482
        5/8/2004               10,514                     9,482
        5/9/2004               10,514                     9,482
       5/10/2004               10,722                     9,298
       5/11/2004               10,490                     9,484
       5/12/2004               10,480                     9,491
       5/13/2004               10,550                     9,460
       5/14/2004               10,626                     9,401
       5/15/2004               10,626                     9,401
       5/16/2004               10,626                     9,401
       5/17/2004               10,764                     9,256
       5/18/2004               10,618                     9,381
       5/19/2004               10,678                     9,351
       5/20/2004               10,666                     9,349
       5/21/2004               10,556                     9,437
       5/22/2004               10,556                     9,437
       5/23/2004               10,556                     9,437
       5/24/2004               10,440                     9,539
       5/25/2004               10,190                     9,776
       5/26/2004               10,138                     9,818
       5/27/2004               10,128                     9,833
       5/28/2004               10,126                     9,828
       5/29/2004               10,126                     9,828
       5/30/2004               10,126                     9,828
       5/31/2004               10,126                     9,828
        6/1/2004               10,040                     9,901
        6/2/2004               10,034                     9,920
        6/3/2004               10,224                     9,728
        6/4/2004               10,128                     9,820
        6/5/2004               10,128                     9,820
        6/6/2004               10,128                     9,820
        6/7/2004                9,926                    10,013
        6/8/2004                9,942                     9,996
        6/9/2004               10,104                     9,835
       6/10/2004               10,092                     9,845
       6/11/2004               10,092                     9,845
       6/12/2004               10,092                     9,845
       6/13/2004               10,092                     9,845
       6/14/2004               10,294                     9,649
       6/15/2004               10,094                     9,827
       6/16/2004               10,064                     9,864
       6/17/2004               10,068                     9,856
       6/18/2004               10,052                     9,873
       6/19/2004               10,052                     9,873
       6/20/2004               10,052                     9,873
       6/21/2004               10,082                     9,842
       6/22/2004               10,018                     9,897
       6/23/2004                9,866                    10,040
       6/24/2004                9,896                    10,021
       6/25/2004                9,740                    10,171
       6/26/2004                9,740                    10,171
       6/27/2004                9,740                    10,171
       6/28/2004                9,800                    10,112
       6/29/2004                9,738                    10,177
       6/30/2004                9,684                    10,242
        7/1/2004                9,828                    10,085
        7/2/2004                9,832                    10,090
        7/3/2004                9,832                    10,090
        7/4/2004                9,832                    10,090
        7/5/2004                9,832                    10,090
        7/6/2004                9,996                     9,912
        7/7/2004               10,006                     9,906
        7/8/2004               10,208                     9,711
        7/9/2004               10,150                     9,763
       7/10/2004               10,150                     9,763
       7/11/2004               10,150                     9,763
       7/12/2004               10,186                     9,737
       7/13/2004               10,176                     9,745
       7/14/2004               10,230                     9,695
       7/15/2004               10,192                     9,737
       7/16/2004               10,322                     9,621
       7/17/2004               10,322                     9,621
       7/18/2004               10,322                     9,621
       7/19/2004               10,310                     9,608
       7/20/2004               10,136                     9,772
       7/21/2004               10,430                     9,502
       7/22/2004               10,466                     9,467
       7/23/2004               10,614                     9,341
       7/24/2004               10,614                     9,341
       7/25/2004               10,614                     9,341
       7/26/2004               10,726                     9,241
       7/27/2004               10,494                     9,434
       7/28/2004               10,552                     9,376
       7/29/2004               10,390                     9,527
       7/30/2004               10,376                     9,552
       7/31/2004               10,376                     9,552
        8/1/2004               10,376                     9,552
        8/2/2004               10,356                     9,563
        8/3/2004               10,514                     9,420
        8/4/2004               10,532                     9,404
        8/5/2004               10,740                     9,226
        8/6/2004               10,990                     9,006
        8/7/2004               10,990                     9,006
        8/8/2004               10,990                     9,006
        8/9/2004               11,020                     8,985
       8/10/2004               10,770                     9,183
       8/11/2004               10,838                     9,129
       8/12/2004               11,028                     8,964
       8/13/2004               11,018                     8,970
       8/14/2004               11,018                     8,970
       8/15/2004               11,018                     8,970
       8/16/2004               10,796                     9,155
       8/17/2004               10,756                     9,188
       8/18/2004               10,510                     9,390
       8/19/2004               10,596                     9,318
       8/20/2004               10,396                     9,500
       8/21/2004               10,396                     9,500
       8/22/2004               10,396                     9,500
       8/23/2004               10,466                     9,423
       8/24/2004               10,444                     9,450
       8/25/2004               10,344                     9,539
       8/26/2004               10,404                     9,489
       8/27/2004               10,312                     9,566
       8/28/2004               10,312                     9,566
       8/29/2004               10,312                     9,566
       8/30/2004               10,442                     9,444
       8/31/2004               10,374                     9,503
        9/1/2004               10,290                     9,582
        9/2/2004               10,152                     9,709
        9/3/2004               10,222                     9,648
        9/4/2004               10,222                     9,648
        9/5/2004               10,222                     9,648
        9/6/2004               10,222                     9,648
        9/7/2004               10,094                     9,764
        9/8/2004               10,184                     9,676
        9/9/2004               10,026                     9,822
       9/10/2004                9,960                     9,886
       9/11/2004                9,960                     9,886
       9/12/2004                9,960                     9,886
       9/13/2004                9,906                     9,944
       9/14/2004                9,936                     9,907
       9/15/2004                9,988                     9,865
       9/16/2004                9,880                     9,970
       9/17/2004                9,904                     9,946
       9/18/2004                9,904                     9,946
       9/19/2004                9,904                     9,946
       9/20/2004                9,936                     9,904
       9/21/2004                9,832                    10,011
       9/22/2004               10,022                     9,821
       9/23/2004               10,018                     9,820
       9/24/2004               10,014                     9,823
       9/25/2004               10,014                     9,823
       9/26/2004               10,014                     9,823
       9/27/2004               10,150                     9,690
       9/28/2004               10,016                     9,822
       9/29/2004                9,922                     9,916
       9/30/2004                9,894                     9,949
       10/1/2004                9,670                    10,160
       10/2/2004                9,670                    10,160
       10/3/2004                9,670                    10,160
       10/4/2004                9,610                    10,230
       10/5/2004                9,638                    10,200
       10/6/2004                9,546                    10,294
       10/7/2004                9,712                    10,120
       10/8/2004                9,828                     9,999
       10/9/2004                9,828                     9,999
      10/10/2004                9,828                     9,999
      10/11/2004                9,794                    10,033
      10/12/2004                9,810                    10,018
      10/13/2004                9,936                     9,892
      10/14/2004               10,014                     9,813
      10/15/2004                9,930                     9,892
      10/16/2004                9,930                     9,892
      10/17/2004                9,930                     9,892
      10/18/2004                9,884                     9,937
      10/19/2004                9,984                     9,845
      10/20/2004                9,926                     9,905
      10/21/2004                9,808                    10,018
      10/22/2004                9,964                     9,864
      10/23/2004                9,964                     9,864
      10/24/2004                9,964                     9,864
      10/25/2004                9,892                     9,932
      10/26/2004                9,788                    10,035
      10/27/2004                9,624                    10,203
      10/28/2004                9,650                    10,177
      10/29/2004                9,682                    10,145
      10/30/2004                9,682                    10,145
      10/31/2004                9,682                    10,145
       11/1/2004                9,628                    10,201
       11/2/2004                9,656                    10,174
       11/3/2004                9,490                    10,346
       11/4/2004                9,378                    10,466
       11/5/2004                9,340                    10,503
       11/6/2004                9,340                    10,503
       11/7/2004                9,340                    10,503
       11/8/2004                9,378                    10,466
       11/9/2004                9,304                    10,546
      11/10/2004                9,258                    10,599
      11/11/2004                9,158                    10,716
      11/12/2004                9,072                    10,815
      11/13/2004                9,072                    10,815
      11/14/2004                9,072                    10,815
      11/15/2004                9,046                    10,848
      11/16/2004                9,130                    10,744
      11/17/2004                9,056                    10,833
      11/18/2004                9,072                    10,817
      11/19/2004                9,196                    10,667
      11/20/2004                9,196                    10,667
      11/21/2004                9,196                    10,667
      11/22/2004                9,072                    10,808
      11/23/2004                9,030                    10,861
      11/24/2004                8,948                    10,948
      11/25/2004                8,948                    10,948
      11/26/2004                8,932                    10,978
      11/27/2004                8,932                    10,978
      11/28/2004                8,932                    10,978
      11/29/2004                8,884                    11,037
      11/30/2004                8,894                    11,025
       12/1/2004                8,758                    11,198
       12/2/2004                8,776                    11,178
       12/3/2004                8,782                    11,173
       12/4/2004                8,782                    11,173
       12/5/2004                8,782                    11,173
       12/6/2004                8,826                    11,117
       12/7/2004                9,012                    10,882
       12/8/2004                8,930                    10,981
       12/9/2004                8,958                    10,947
      12/10/2004                8,916                    11,001
      12/11/2004                8,916                    11,001
      12/12/2004                8,916                    11,001
      12/13/2004                8,830                    11,103
      12/14/2004                8,754                    11,200
      12/15/2004                8,688                    11,289
      12/16/2004                8,772                    11,178
      12/17/2004                8,782                    11,176
      12/18/2004                8,782                    11,176
      12/19/2004                8,782                    11,176
      12/20/2004                8,832                    11,106
      12/21/2004                8,716                    11,250
      12/22/2004                8,690                    11,290
      12/23/2004                8,682                    11,305
      12/24/2004                8,682                    11,305
      12/25/2004                8,682                    11,305
      12/26/2004                8,682                    11,305
      12/27/2004                8,750                    11,218
      12/28/2004                8,612                    11,396
      12/29/2004                8,624                    11,381
      12/30/2004                8,628                    11,377
      12/31/2004                8,650                    11,351
        1/1/2005                8,650                    11,351
        1/2/2005                8,650                    11,351
        1/3/2005                8,796                    11,158
        1/4/2005                8,960                    10,950
        1/5/2005                9,118                    10,758
        1/6/2005                9,082                    10,799
        1/7/2005                9,178                    10,684
        1/8/2005                9,178                    10,684
        1/9/2005                9,178                    10,684
       1/10/2005                9,112                    10,763
       1/11/2005                9,200                    10,655
       1/12/2005                9,176                    10,686
       1/13/2005                9,222                    10,632
       1/14/2005                9,116                    10,760
       1/15/2005                9,116                    10,760
       1/16/2005                9,116                    10,760
       1/17/2005                9,116                    10,760
       1/18/2005                9,004                    10,889
       1/19/2005                9,116                    10,769
       1/20/2005                9,194                    10,672
       1/21/2005                9,214                    10,650
       1/22/2005                9,214                    10,650
       1/23/2005                9,214                    10,650
       1/24/2005                9,312                    10,536
       1/25/2005                9,280                    10,570
       1/26/2005                9,130                    10,746
       1/27/2005                9,122                    10,753
       1/28/2005                9,180                    10,685
       1/29/2005                9,180                    10,685
       1/30/2005                9,180                    10,685
       1/31/2005                9,016                    10,878
        2/1/2005                8,958                    10,949
        2/2/2005                8,904                    11,017
        2/3/2005                8,940                    10,972
        2/4/2005                8,822                    11,113
        2/5/2005                8,822                    11,113
        2/6/2005                8,822                    11,113
        2/7/2005                8,834                    11,099
        2/8/2005                8,806                    11,136
        2/9/2005                8,986                    10,910
       2/10/2005                8,968                    10,930
       2/11/2005                8,858                    11,069
       2/12/2005                8,858                    11,069
       2/13/2005                8,858                    11,069
       2/14/2005                8,854                    11,074
       2/15/2005                8,856                    11,073
       2/16/2005                8,802                    11,142
       2/17/2005                8,910                    11,008
       2/18/2005                8,928                    10,990
       2/19/2005                8,928                    10,990
       2/20/2005                8,928                    10,990
       2/21/2005                8,928                    10,990
       2/22/2005                9,098                    10,778
       2/23/2005                9,064                    10,824
       2/24/2005                8,962                    10,947
       2/25/2005                8,818                    11,122
       2/26/2005                8,818                    11,122
       2/27/2005                8,818                    11,122
       2/28/2005                8,872                    11,062
        3/1/2005                8,806                    11,140
        3/2/2005                8,822                    11,119
        3/3/2005                8,810                    11,136
        3/4/2005                8,718                    11,253
        3/5/2005                8,718                    11,253
        3/6/2005                8,718                    11,253
        3/7/2005                8,734                    11,234
        3/8/2005                8,816                    11,132
        3/9/2005                8,908                    11,012
       3/10/2005                8,966                    10,940
       3/11/2005                8,968                    10,941
       3/12/2005                8,968                    10,941
       3/13/2005                8,968                    10,941
       3/14/2005                8,920                    11,001
       3/15/2005                8,970                    10,941
       3/16/2005                9,022                    10,874
       3/17/2005                8,992                    10,918
       3/18/2005                9,042                    10,868
       3/19/2005                9,042                    10,868
       3/20/2005                9,042                    10,868
       3/21/2005                9,050                    10,851
       3/22/2005                9,096                    10,800
       3/23/2005                9,186                    10,686
       3/24/2005                9,142                    10,742
       3/25/2005                9,142                    10,742
       3/26/2005                9,142                    10,742
       3/27/2005                9,142                    10,742
       3/28/2005                9,144                    10,740
       3/29/2005                9,296                    10,561
       3/30/2005                9,142                    10,741
       3/31/2005                9,142                    10,745

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       INVERSE SMALL-CAP FUND          RUSSELL 2000
         DATE                 H-CLASS                      INDEX
       ---------       ----------------------          ------------

       2/20/2004                10,000                    10,000
       2/21/2004                10,000                    10,000
       2/22/2004                10,000                    10,000
       2/23/2004                10,172                     9,833
       2/24/2004                10,158                     9,862
       2/25/2004                10,024                     9,986
       2/26/2004                 9,950                    10,070
       2/27/2004                 9,926                    10,099
       2/28/2004                 9,926                    10,099
       2/29/2004                 9,926                    10,099
        3/1/2004                 9,752                    10,258
        3/2/2004                 9,818                    10,194
        3/3/2004                 9,818                    10,200
        3/4/2004                 9,690                    10,322
        3/5/2004                 9,664                    10,342
        3/6/2004                 9,664                    10,342
        3/7/2004                 9,664                    10,342
        3/8/2004                 9,776                    10,221
        3/9/2004                 9,884                    10,108
       3/10/2004                10,088                     9,920
       3/11/2004                10,202                     9,814
       3/12/2004                 9,958                    10,058
       3/13/2004                 9,958                    10,058
       3/14/2004                 9,958                    10,058
       3/15/2004                10,246                     9,784
       3/16/2004                10,230                     9,779
       3/17/2004                10,042                     9,985
       3/18/2004                10,108                     9,916
       3/19/2004                10,128                     9,850
       3/20/2004                10,128                     9,850
       3/21/2004                10,128                     9,850
       3/22/2004                10,322                     9,648
       3/23/2004                10,296                     9,681
       3/24/2004                10,350                     9,625
       3/25/2004                10,080                     9,865
       3/26/2004                10,070                     9,889
       3/27/2004                10,070                     9,889
       3/28/2004                10,070                     9,889
       3/29/2004                 9,886                    10,073
       3/30/2004                 9,778                    10,178
       3/31/2004                 9,760                    10,193
        4/1/2004                 9,676                    10,281
        4/2/2004                 9,518                    10,422
        4/3/2004                 9,518                    10,422
        4/4/2004                 9,518                    10,422
        4/5/2004                 9,550                    10,473
        4/6/2004                 9,658                    10,351
        4/7/2004                 9,602                    10,392
        4/8/2004                 9,672                    10,327
        4/9/2004                 9,672                    10,327
       4/10/2004                 9,672                    10,327
       4/11/2004                 9,672                    10,327
       4/12/2004                 9,650                    10,358
       4/13/2004                 9,888                    10,119
       4/14/2004                 9,942                    10,054
       4/15/2004                 9,986                    10,024
       4/16/2004                 9,920                    10,078
       4/17/2004                 9,920                    10,078
       4/18/2004                 9,920                    10,078
       4/19/2004                 9,838                    10,139
       4/20/2004                10,066                     9,947
       4/21/2004                 9,906                    10,075
       4/22/2004                 9,742                    10,249
       4/23/2004                 9,780                    10,205
       4/24/2004                 9,780                    10,205
       4/25/2004                 9,780                    10,205
       4/26/2004                 9,772                    10,183
       4/27/2004                 9,780                    10,206
       4/28/2004                 9,988                     9,971
       4/29/2004                10,160                     9,802
       4/30/2004                10,318                     9,674
        5/1/2004                10,318                     9,674
        5/2/2004                10,318                     9,674
        5/3/2004                10,204                     9,772
        5/4/2004                10,124                     9,844
        5/5/2004                10,104                     9,852
        5/6/2004                10,244                     9,733
        5/7/2004                10,528                     9,482
        5/8/2004                10,528                     9,482
        5/9/2004                10,528                     9,482
       5/10/2004                10,736                     9,298
       5/11/2004                10,504                     9,484
       5/12/2004                10,494                     9,491
       5/13/2004                10,566                     9,460
       5/14/2004                10,642                     9,401
       5/15/2004                10,642                     9,401
       5/16/2004                10,642                     9,401
       5/17/2004                10,780                     9,256
       5/18/2004                10,634                     9,381
       5/19/2004                10,694                     9,351
       5/20/2004                10,682                     9,349
       5/21/2004                10,574                     9,437
       5/22/2004                10,574                     9,437
       5/23/2004                10,574                     9,437
       5/24/2004                10,456                     9,539
       5/25/2004                10,208                     9,776
       5/26/2004                10,154                     9,818
       5/27/2004                10,144                     9,833
       5/28/2004                10,144                     9,828
       5/29/2004                10,144                     9,828
       5/30/2004                10,144                     9,828
       5/31/2004                10,144                     9,828
        6/1/2004                10,058                     9,901
        6/2/2004                10,052                     9,920
        6/3/2004                10,242                     9,728
        6/4/2004                10,146                     9,820
        6/5/2004                10,146                     9,820
        6/6/2004                10,146                     9,820
        6/7/2004                 9,944                    10,013
        6/8/2004                 9,960                     9,996
        6/9/2004                10,122                     9,835
       6/10/2004                10,110                     9,845
       6/11/2004                10,110                     9,845
       6/12/2004                10,110                     9,845
       6/13/2004                10,110                     9,845
       6/14/2004                10,316                     9,649
       6/15/2004                10,114                     9,827
       6/16/2004                10,084                     9,864
       6/17/2004                10,088                     9,856
       6/18/2004                10,074                     9,873
       6/19/2004                10,074                     9,873
       6/20/2004                10,074                     9,873
       6/21/2004                10,104                     9,842
       6/22/2004                10,040                     9,897
       6/23/2004                 9,888                    10,040
       6/24/2004                 9,918                    10,021
       6/25/2004                 9,762                    10,171
       6/26/2004                 9,762                    10,171
       6/27/2004                 9,762                    10,171
       6/28/2004                 9,824                    10,112
       6/29/2004                 9,760                    10,177
       6/30/2004                 9,706                    10,242
        7/1/2004                 9,850                    10,085
        7/2/2004                 9,856                    10,090
        7/3/2004                 9,856                    10,090
        7/4/2004                 9,856                    10,090
        7/5/2004                 9,856                    10,090
        7/6/2004                10,020                     9,912
        7/7/2004                10,030                     9,906
        7/8/2004                10,232                     9,711
        7/9/2004                10,176                     9,763
       7/10/2004                10,176                     9,763
       7/11/2004                10,176                     9,763
       7/12/2004                10,212                     9,737
       7/13/2004                10,202                     9,745
       7/14/2004                10,258                     9,695
       7/15/2004                10,220                     9,737
       7/16/2004                10,350                     9,621
       7/17/2004                10,350                     9,621
       7/18/2004                10,350                     9,621
       7/19/2004                10,338                     9,608
       7/20/2004                10,164                     9,772
       7/21/2004                10,458                     9,502
       7/22/2004                10,496                     9,467
       7/23/2004                10,644                     9,341
       7/24/2004                10,644                     9,341
       7/25/2004                10,644                     9,341
       7/26/2004                10,756                     9,241
       7/27/2004                10,524                     9,434
       7/28/2004                10,582                     9,376
       7/29/2004                10,420                     9,527
       7/30/2004                10,406                     9,552
       7/31/2004                10,406                     9,552
        8/1/2004                10,406                     9,552
        8/2/2004                10,388                     9,563
        8/3/2004                10,546                     9,420
        8/4/2004                10,564                     9,404
        8/5/2004                10,772                     9,226
        8/6/2004                11,024                     9,006
        8/7/2004                11,024                     9,006
        8/8/2004                11,024                     9,006
        8/9/2004                11,054                     8,985
       8/10/2004                10,804                     9,183
       8/11/2004                10,872                     9,129
       8/12/2004                11,062                     8,964
       8/13/2004                11,054                     8,970
       8/14/2004                11,054                     8,970
       8/15/2004                11,054                     8,970
       8/16/2004                10,832                     9,155
       8/17/2004                10,790                     9,188
       8/18/2004                10,546                     9,390
       8/19/2004                10,630                     9,318
       8/20/2004                10,430                     9,500
       8/21/2004                10,430                     9,500
       8/22/2004                10,430                     9,500
       8/23/2004                10,502                     9,423
       8/24/2004                10,478                     9,450
       8/25/2004                10,378                     9,539
       8/26/2004                10,438                     9,489
       8/27/2004                10,348                     9,566
       8/28/2004                10,348                     9,566
       8/29/2004                10,348                     9,566
       8/30/2004                10,478                     9,444
       8/31/2004                10,410                     9,503
        9/1/2004                10,326                     9,582
        9/2/2004                10,186                     9,709
        9/3/2004                10,258                     9,648
        9/4/2004                10,258                     9,648
        9/5/2004                10,258                     9,648
        9/6/2004                10,258                     9,648
        9/7/2004                10,130                     9,764
        9/8/2004                10,222                     9,676
        9/9/2004                10,062                     9,822
       9/10/2004                 9,998                     9,886
       9/11/2004                 9,998                     9,886
       9/12/2004                 9,998                     9,886
       9/13/2004                 9,944                     9,944
       9/14/2004                 9,974                     9,907
       9/15/2004                10,026                     9,865
       9/16/2004                 9,918                     9,970
       9/17/2004                 9,942                     9,946
       9/18/2004                 9,942                     9,946
       9/19/2004                 9,942                     9,946
       9/20/2004                 9,974                     9,904
       9/21/2004                 9,870                    10,011
       9/22/2004                10,060                     9,821
       9/23/2004                10,056                     9,820
       9/24/2004                10,054                     9,823
       9/25/2004                10,054                     9,823
       9/26/2004                10,054                     9,823
       9/27/2004                10,190                     9,690
       9/28/2004                10,056                     9,822
       9/29/2004                 9,960                     9,916
       9/30/2004                 9,934                     9,949
       10/1/2004                 9,710                    10,160
       10/2/2004                 9,710                    10,160
       10/3/2004                 9,710                    10,160
       10/4/2004                 9,648                    10,230
       10/5/2004                 9,678                    10,200
       10/6/2004                 9,586                    10,294
       10/7/2004                 9,752                    10,120
       10/8/2004                 9,868                     9,999
       10/9/2004                 9,868                     9,999
      10/10/2004                 9,868                     9,999
      10/11/2004                 9,836                    10,033
      10/12/2004                 9,852                    10,018
      10/13/2004                 9,978                     9,892
      10/14/2004                10,056                     9,813
      10/15/2004                 9,972                     9,892
      10/16/2004                 9,972                     9,892
      10/17/2004                 9,972                     9,892
      10/18/2004                 9,928                     9,937
      10/19/2004                10,028                     9,845
      10/20/2004                 9,968                     9,905
      10/21/2004                 9,852                    10,018
      10/22/2004                10,008                     9,864
      10/23/2004                10,008                     9,864
      10/24/2004                10,008                     9,864
      10/25/2004                 9,938                     9,932
      10/26/2004                 9,832                    10,035
      10/27/2004                 9,668                    10,203
      10/28/2004                 9,694                    10,177
      10/29/2004                 9,728                    10,145
      10/30/2004                 9,728                    10,145
      10/31/2004                 9,728                    10,145
       11/1/2004                 9,672                    10,201
       11/2/2004                 9,702                    10,174
       11/3/2004                 9,534                    10,346
       11/4/2004                 9,424                    10,466
       11/5/2004                 9,386                    10,503
       11/6/2004                 9,386                    10,503
       11/7/2004                 9,386                    10,503
       11/8/2004                 9,424                    10,466
       11/9/2004                 9,350                    10,546
      11/10/2004                 9,304                    10,599
      11/11/2004                 9,204                    10,716
      11/12/2004                 9,118                    10,815
      11/13/2004                 9,118                    10,815
      11/14/2004                 9,118                    10,815
      11/15/2004                 9,092                    10,848
      11/16/2004                 9,176                    10,744
      11/17/2004                 9,104                    10,833
      11/18/2004                 9,116                    10,817
      11/19/2004                 9,242                    10,667
      11/20/2004                 9,242                    10,667
      11/21/2004                 9,242                    10,667
      11/22/2004                 9,118                    10,808
      11/23/2004                 9,078                    10,861
      11/24/2004                 8,994                    10,948
      11/25/2004                 8,994                    10,948
      11/26/2004                 8,978                    10,978
      11/27/2004                 8,978                    10,978
      11/28/2004                 8,978                    10,978
      11/29/2004                 8,932                    11,037
      11/30/2004                 8,940                    11,025
       12/1/2004                 8,804                    11,198
       12/2/2004                 8,822                    11,178
       12/3/2004                 8,828                    11,173
       12/4/2004                 8,828                    11,173
       12/5/2004                 8,828                    11,173
       12/6/2004                 8,872                    11,117
       12/7/2004                 9,060                    10,882
       12/8/2004                 8,976                    10,981
       12/9/2004                 9,006                    10,947
      12/10/2004                 8,966                    11,001
      12/11/2004                 8,966                    11,001
      12/12/2004                 8,966                    11,001
      12/13/2004                 8,878                    11,103
      12/14/2004                 8,804                    11,200
      12/15/2004                 8,738                    11,289
      12/16/2004                 8,822                    11,178
      12/17/2004                 8,832                    11,176
      12/18/2004                 8,832                    11,176
      12/19/2004                 8,832                    11,176
      12/20/2004                 8,882                    11,106
      12/21/2004                 8,768                    11,250
      12/22/2004                 8,740                    11,290
      12/23/2004                 8,732                    11,305
      12/24/2004                 8,732                    11,305
      12/25/2004                 8,732                    11,305
      12/26/2004                 8,732                    11,305
      12/27/2004                 8,802                    11,218
      12/28/2004                 8,662                    11,396
      12/29/2004                 8,674                    11,381
      12/30/2004                 8,680                    11,377
      12/31/2004                 8,702                    11,351
        1/1/2005                 8,702                    11,351
        1/2/2005                 8,702                    11,351
        1/3/2005                 8,848                    11,158
        1/4/2005                 9,012                    10,950
        1/5/2005                 9,172                    10,758
        1/6/2005                 9,136                    10,799
        1/7/2005                 9,232                    10,684
        1/8/2005                 9,232                    10,684
        1/9/2005                 9,232                    10,684
       1/10/2005                 9,166                    10,763
       1/11/2005                 9,256                    10,655
       1/12/2005                 9,230                    10,686
       1/13/2005                 9,278                    10,632
       1/14/2005                 9,172                    10,760
       1/15/2005                 9,172                    10,760
       1/16/2005                 9,172                    10,760
       1/17/2005                 9,172                    10,760
       1/18/2005                 9,058                    10,889
       1/19/2005                 9,172                    10,769
       1/20/2005                 9,252                    10,672
       1/21/2005                 9,272                    10,650
       1/22/2005                 9,272                    10,650
       1/23/2005                 9,272                    10,650
       1/24/2005                 9,370                    10,536
       1/25/2005                 9,340                    10,570
       1/26/2005                 9,188                    10,746
       1/27/2005                 9,180                    10,753
       1/28/2005                 9,240                    10,685
       1/29/2005                 9,240                    10,685
       1/30/2005                 9,240                    10,685
       1/31/2005                 9,076                    10,878
        2/1/2005                 9,018                    10,949
        2/2/2005                 8,962                    11,017
        2/3/2005                 9,000                    10,972
        2/4/2005                 8,882                    11,113
        2/5/2005                 8,882                    11,113
        2/6/2005                 8,882                    11,113
        2/7/2005                 8,894                    11,099
        2/8/2005                 8,864                    11,136
        2/9/2005                 9,048                    10,910
       2/10/2005                 9,032                    10,930
       2/11/2005                 8,920                    11,069
       2/12/2005                 8,920                    11,069
       2/13/2005                 8,920                    11,069
       2/14/2005                 8,918                    11,074
       2/15/2005                 8,920                    11,073
       2/16/2005                 8,864                    11,142
       2/17/2005                 8,974                    11,008
       2/18/2005                 8,994                    10,990
       2/19/2005                 8,994                    10,990
       2/20/2005                 8,994                    10,990
       2/21/2005                 8,994                    10,990
       2/22/2005                 9,164                    10,778
       2/23/2005                 9,130                    10,824
       2/24/2005                 9,026                    10,947
       2/25/2005                 8,884                    11,122
       2/26/2005                 8,884                    11,122
       2/27/2005                 8,884                    11,122
       2/28/2005                 8,938                    11,062
        3/1/2005                 8,870                    11,140
        3/2/2005                 8,888                    11,119
        3/3/2005                 8,876                    11,136
        3/4/2005                 8,786                    11,253
        3/5/2005                 8,786                    11,253
        3/6/2005                 8,786                    11,253
        3/7/2005                 8,800                    11,234
        3/8/2005                 8,884                    11,132
        3/9/2005                 8,976                    11,012
       3/10/2005                 9,034                    10,940
       3/11/2005                 9,038                    10,941
       3/12/2005                 9,038                    10,941
       3/13/2005                 9,038                    10,941
       3/14/2005                 8,990                    11,001
       3/15/2005                 9,040                    10,941
       3/16/2005                 9,094                    10,874
       3/17/2005                 9,062                    10,918
       3/18/2005                 9,114                    10,868
       3/19/2005                 9,114                    10,868
       3/20/2005                 9,114                    10,868
       3/21/2005                 9,122                    10,851
       3/22/2005                 9,170                    10,800
       3/23/2005                 9,258                    10,686
       3/24/2005                 9,216                    10,742
       3/25/2005                 9,216                    10,742
       3/26/2005                 9,216                    10,742
       3/27/2005                 9,216                    10,742
       3/28/2005                 9,218                    10,740
       3/29/2005                 9,370                    10,561
       3/30/2005                 9,216                    10,741
       3/31/2005                 9,218                    10,745

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05


-------------------------------------------------------------------------------------
                              A-CLASS              C-CLASS              H-CLASS
                             (03/31/04)           (02/20/04)           (02/20/04)
-------------------------------------------------------------------------------------
                          ONE       SINCE      ONE       SINCE      ONE       SINCE
                          YEAR    INCEPTION    YEAR    INCEPTION    YEAR    INCEPTION
-------------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND   -5.55%     -5.55%    -6.27%    -7.77%     -5.55%    -7.08%
RUSSELL 2000 INDEX        5.41%      5.41%     5.41%     6.69%      5.41%     6.69%
-------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                INVERSE SMALL-CAP FUND      RUSSELL 2000 INDEX
                                ----------------------      ------------------

Other                                                              13.8%
Consumer Discretionary                                             19.0%
Health Care                                                        14.4%
Technology                                                         15.0%
MATERIALS & PROCESSING                                              8.4%
FINANCIAL SERVICES                                                 21.8%
PRODUCER DURABLES                                                   7.6%
Futures Contracts                       -20.3%
Equity Index Swap Agreements            -80.4%


"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

Inception: January 3, 1994

Although inflation was well-contained, underlying growth in productivity prompted the Federal Reserve to raise the fed funds rate seven times during the one-year period ending March 31, 2005. The Fed target rate increased to 2.75% in March 2005, while the Long Bond recorded a yield of 4.76%--only one basis point lower than one year before.

While the price barely moved, the Long Bond posted a total return of 0.20% for the year versus Rydex U.S. Government Bond Fund Investor Class 4.04%. Had the Fund perfectly mimicked its benchmark of 120% of the daily performance of the Long Bond, it would have returned 4.39%. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 U.S. GOVERNMENT       U.S. TREASURY       LEHMAN LONG TREASURY
    DATE        BOND FUND C-CLASS        LONG BOND              BOND INDEX
-----------     ------------------     -------------       --------------------

   5/2/2001           10,000              10,000                  10,000
  5/31/2001            9,945               9,938                   9,926
  6/30/2001            9,986               9,931                  10,011
  7/31/2001           10,412              10,269                  10,384
  8/31/2001           10,712              10,505                  10,606
  9/30/2001           10,644              10,434                  10,685
 10/31/2001           11,589              11,300                  11,210
 11/30/2001           10,805              10,662                  10,677
 12/31/2001           10,445              10,344                  10,476
  1/31/2002           10,582              10,414                  10,611
  2/28/2002           10,620              10,397                  10,735
  3/31/2002            9,984               9,856                  10,301
  4/30/2002           10,430              10,163                  10,692
  5/31/2002           10,429              10,128                  10,726
  6/30/2002           10,666              10,292                  10,918
  7/31/2002           11,093              10,607                  11,255
  8/31/2002           11,876              11,211                  11,746
  9/30/2002           12,502              11,656                  12,236
 10/31/2002           11,863              11,116                  11,885
 11/30/2002           11,713              11,014                  11,753
 12/31/2002           12,345              11,444                  12,235
  1/31/2003           12,218              11,335                  12,193
  2/28/2003           12,671              11,637                  12,562
  3/31/2003           12,372              11,382                  12,404
  4/30/2003           12,526              11,468                  12,530
  5/31/2003           13,540              12,185                  13,235
  6/30/2003           13,125              11,844                  13,033
  7/31/2003           11,316              10,478                  11,867
  8/31/2003           11,654              10,738                  12,057
  9/30/2003           12,365              11,292                  12,684
 10/31/2003           11,823              10,876                  12,331
 11/30/2003           11,872              10,871                  12,391
 12/31/2003           12,017              10,947                  12,538
  1/31/2004           12,311              11,138                  12,753
  2/29/2004           12,638              11,335                  13,008
  3/31/2004           12,818              11,437                  13,205
  4/30/2004           11,759              10,628                  12,464
  5/31/2004           11,684              10,542                  12,403
  6/30/2004           11,832              10,613                  12,517
  7/31/2004           12,086              10,766                  12,728
  8/31/2004           12,711              11,187                  13,201
  9/30/2004           12,821              11,243                  13,312
 10/31/2004           13,088              11,408                  13,508
 11/30/2004           12,620              11,053                  13,207
 12/31/2004           13,055              11,356                  13,504
  1/31/2005           13,617              11,749                  13,845
  2/28/2005           13,301              11,524                  13,666
  3/31/2005           13,215              11,460                  13,575

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               U.S. GOVERNMENT BOND    U.S. TREASURY       LEHMAN LONG TREASURY
   DATE        FUND INVESTOR CLASS       LONG BOND              BOND INDEX
-----------    --------------------    -------------       --------------------

   1/3/1994           10,000              10,000                  10,000
  3/31/1994            8,957               9,175                   9,388
  6/30/1994            8,382               8,608                   9,129
  9/30/1994            8,189               8,284                   9,073
 12/31/1994            8,204               8,228                   9,235
  3/31/1995            8,755               8,620                   9,825
  6/30/1995            9,972               9,521                  10,893
  9/30/1995           10,192               9,588                  11,158
 12/31/1995           11,169              10,326                  12,070
  3/31/1996            9,992               9,308                  11,258
  6/30/1996            9,840               9,028                  11,247
  9/30/1996            9,800               8,963                  11,417
 12/31/1996           10,398               9,210                  11,964
  3/31/1997            9,810               8,622                  11,580
  6/30/1997           10,503               8,956                  12,224
  9/30/1997           11,214               9,372                  12,929
 12/31/1997           12,094               9,929                  13,769
  3/31/1998           12,228               9,913                  13,977
  6/30/1998           12,953              10,355                  14,629
  9/30/1998           14,418              11,304                  15,783
 12/31/1998           14,016              11,034                  15,631
  3/31/1999           12,757              10,055                  14,961
  6/30/1999           12,143               9,546                  14,591
  9/30/1999           11,937               9,329                  14,571
 12/31/1999           11,354               8,811                  14,265
  3/31/2000           12,470               9,448                  15,414
  6/30/2000           12,477               9,365                  15,566
  9/30/2000           12,696               9,389                  15,998
 12/31/2000           13,768               9,964                  17,156
  3/31/2001           13,690               9,839                  17,391
  6/30/2001           13,190               9,411                  17,085
  9/30/2001           14,107               9,888                  18,235
 12/31/2001           13,878               9,803                  17,878
  3/31/2002           13,285               9,340                  17,580
  6/30/2002           14,212               9,753                  18,633
  9/30/2002           16,687              11,046                  20,882
 12/31/2002           16,519              10,845                  20,879
  3/31/2003           16,595              10,786                  21,169
  6/30/2003           17,650              11,224                  22,242
  9/30/2003           16,669              10,702                  21,647
 12/31/2003           16,242              10,374                  21,398
  3/31/2004           17,369              10,839                  22,535
  6/30/2004           16,054              10,058                  21,360
  9/30/2004           17,448              10,655                  22,718
 12/31/2004           17,792              10,762                  23,046
  3/31/2005           18,071              10,861                  23,167

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

-------------------------------------------------------------------------------------------------------------------------
                                     INVESTOR CLASS               ADVISOR CLASS          A-CLASS             C-CLASS
                                       (01/03/94)                  (08/01/03)          (03/31/04)          (05/02/01)
-------------------------------------------------------------------------------------------------------------------------
                             ONE    FIVE     TEN      SINCE      ONE      SINCE      ONE      SINCE      ONE      SINCE
                            YEAR    YEAR    YEAR    INCEPTION   YEAR    INCEPTION   YEAR    INCEPTION   YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND   4.04%   7.70%   7.52%     5.41%     3.75%     9.93%     3.86%     3.86%     3.10%     7.39%
PRICE MOVEMENT OF LONG
TREASURY BOND               0.20%   2.83%   2.34%     0.74%     0.20%     4.99%     0.20%     0.20%     0.20%     3.55%
LEHMAN LONG TREASURY
BOND INDEX                  2.80%   8.49%   8.96%     7.76%     2.80%     8.24%     2.80%     2.80%     2.80%     8.13%
-------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                U.S. GOVERNMENT BOND FUND
                                -------------------------

U.S. Treasury Obligations                 86.5%
Futures Contracts                         36.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                          January 3, 1994
Advisor Class                            August 1, 2003
A-Class                                  March 31, 2004
C-Class                                     May 2, 2001

The Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as futures and options contracts.


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

JUNO FUND

OBJECTIVE: To provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

Inception: March 3, 1995

Rydex Juno Fund seeks to return the opposite of the Long Treasury Bond price on a daily basis. The Long Bond returned 0.20%, including coupon payments, for the period, compared to the Juno Fund Investor Class -4.20% return. Had the Fund perfectly mimicked its benchmark of inverse daily returns, it would have lost 4.77%. The benchmarks seems to have declined less than expected because of the effects of compounding, which are described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                       U.S. TREASURY       LEHMAN LONG TREASURY
   DATE         JUNO FUND C CLASS        LONG BOND              BOND INDEX
-----------     ------------------     -------------       --------------------

  3/28/2001            10,000             10,000                 10,000
  3/31/2001             9,977             10,023                 10,020
  4/30/2001            10,433              9,537                  9,747
  5/31/2001            10,444              9,595                  9,759
  6/30/2001            10,351              9,587                  9,843
  7/31/2001             9,918              9,914                 10,210
  8/31/2001             9,684             10,142                 10,428
  9/30/2001             9,649             10,073                 10,506
 10/31/2001             9,111             10,909                 11,022
 11/30/2001             9,719             10,294                 10,498
 12/31/2001             9,977              9,987                 10,300
  1/31/2002             9,813             10,054                 10,433
  2/28/2002             9,661             10,037                 10,555
  3/31/2002            10,199              9,515                 10,128
  4/30/2002             9,708              9,811                 10,513
  5/31/2002             9,696              9,778                 10,546
  6/30/2002             9,474              9,936                 10,735
  7/31/2002             9,135             10,240                 11,066
  8/31/2002             8,573             10,823                 11,549
  9/30/2002             8,211             11,253                 12,031
 10/31/2002             8,573             10,732                 11,685
 11/30/2002             8,591             10,633                 11,556
 12/31/2002             8,239             11,048                 12,029
  1/31/2003             8,263             10,944                 11,989
  2/28/2003             8,013             11,235                 12,352
  3/31/2003             8,146             10,988                 12,196
  4/30/2003             8,044             11,071                 12,320
  5/31/2003             7,529             11,764                 13,013
  6/30/2003             7,705             11,434                 12,814
  7/31/2003             8,641             10,116                 11,668
  8/31/2003             8,376             10,367                 11,854
  9/30/2003             7,908             10,902                 12,471
 10/31/2003             8,157             10,500                 12,124
 11/30/2003             8,111             10,496                 12,183
 12/31/2003             7,998             10,569                 12,328
  1/31/2004             7,810             10,753                 12,539
  2/29/2004             7,619             10,944                 12,789
  3/31/2004             7,506             11,042                 12,983
  4/30/2004             8,040             10,260                 12,255
  5/31/2004             8,068             10,177                 12,195
  6/30/2004             7,955             10,246                 12,306
  7/31/2004             7,791             10,394                 12,515
  8/31/2004             7,447             10,801                 12,979
  9/30/2004             7,377             10,854                 13,089
 10/31/2004             7,241             11,014                 13,281
 11/30/2004             7,455             10,671                 12,986
 12/31/2004             7,225             10,964                 13,278
  1/31/2005             6,972             11,343                 13,613
  2/28/2005             7,096             11,126                 13,437
  3/31/2005             7,124             11,064                 13,347

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                JUNO FUND INVESTOR     U.S. TREASURY       LEHMAN LONG TREASURY
   DATE               CLASS              LONG BOND              BOND INDEX
-----------     ------------------     -------------       --------------------

   3/3/1995           10,000              10,000                  10,000
  3/31/1995            9,850              10,124                  10,182
  6/30/1995            9,080              11,182                  11,288
  9/30/1995            9,020              11,261                  11,563
 12/31/1995            8,550              12,127                  12,508
  3/31/1996            9,300              10,932                  11,667
  6/30/1996            9,470              10,603                  11,655
  9/30/1996            9,500              10,527                  11,832
 12/31/1996            9,234              10,816                  12,399
  3/31/1997            9,736              10,126                  12,001
  6/30/1997            9,415              10,519                  12,668
  9/30/1997            9,083              11,007                  13,398
 12/31/1997            8,720              11,661                  14,269
  3/31/1998            8,771              11,643                  14,484
  6/30/1998            8,558              12,161                  15,160
  9/30/1998            8,071              13,276                  16,356
 12/31/1998            8,321              12,959                  16,198
  3/31/1999            8,839              11,810                  15,505
  6/30/1999            9,256              11,212                  15,121
  9/30/1999            9,459              10,957                  15,100
 12/31/1999           10,015              10,348                  14,783
  3/31/2000            9,190              11,096                  15,974
  6/30/2000            9,312              10,999                  16,131
  9/30/2000            9,210              11,026                  16,579
 12/31/2000            8,638              11,702                  17,779
  3/31/2001            8,710              11,555                  18,022
  6/30/2001            9,057              11,053                  17,705
  9/30/2001            8,465              11,613                  18,897
 12/31/2001            8,761              11,513                  18,527
  3/31/2002            8,986              10,970                  18,218
  6/30/2002            8,352              11,455                  19,310
  9/30/2002            7,260              12,973                  21,640
 12/31/2002            7,295              12,737                  21,637
  3/31/2003            7,231              12,668                  21,938
  6/30/2003            6,859              13,182                  23,049
  9/30/2003            7,057              12,568                  22,433
 12/31/2003            7,156              12,184                  22,175
  3/31/2004            6,733              12,730                  23,354
  6/30/2004            7,152              11,812                  22,136
  9/30/2004            6,652              12,514                  23,543
 12/31/2004            6,532              12,640                  23,883
  3/31/2005            6,451              12,755                  24,008

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

-------------------------------------------------------------------------------------------------------------------------------
                                       INVESTOR CLASS                ADVISOR CLASS           A-CLASS              C-CLASS
                                         (03/03/95)                   (08/01/03)           (03/31/04)            (03/28/01)
-------------------------------------------------------------------------------------------------------------------------------
                             ONE      FIVE     TEN       SINCE      ONE       SINCE      ONE       SINCE      ONE       SINCE
                            YEAR      YEAR     YEAR    INCEPTION    YEAR    INCEPTION    YEAR    INCEPTION   YEAR     INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
JUNO FUND                   -4.20%   -6.83%   -4.14%    -4.26%     -4.67%    -10.04%    -4.41%    -4.41%     -5.15%    -8.11%
PRICE MOVEMENT OF
LONG TREASURY BOND           0.20%    2.83%    2.34%     2.44%      0.20%     4.99%      0.20%     0.20%      0.20%     2.56%
LEHMAN LONG
TREASURY BOND INDEX          2.80%    8.49%    8.96%     9.08%      2.80%     8.24%      2.80%     2.80%      2.80%     7.47%
-------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        JUNO FUND
                                        ---------

U.S. Treasury Obligations Short Sales     -74.3%
Futures Contracts Short Sales             -28.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                            March 3, 1995
Advisor Class                            August 1, 2003
A-Class                                  March 31, 2004
C-Class                                  March 28, 2001

The Fund invests principally in short sales of long-term Treasury Bonds and derivative instruments, such as futures and option contracts.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index. The investment objective of the Large-Cap Europe Fund is non-fundamental and may be changed without shareholder approval.

Inception: May 8, 2000

European equities outperformed both the Japanese and U.S. markets during the period ended March 31, 2005. Though the Dow Jones STOXX 50 Index finished the year up only 7.62%, the euro strengthened considerable versus the dollar. Thanks in part to this currency appreciation, Rydex Large-Cap Europe Fund H-Class produced an impressive 17.49% for the year. The primary drivers of Dow Jones STOXX 50 Index were a strong rally in the utilities (with firms like Suez SA and EON AG) and energy (with firms like Shell, ENI SPA, and BP) sectors. Meanwhile, industrials (for example, Siemens and Philips Electronics) and communications (Nokia and Ericsson) were negative for the year.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       LARGE-CAP EUROPE FUND            DOW JONES
         DATE                 C-CLASS                 STOXX 50 INDEX
      ----------       ---------------------          --------------

       5/10/2001                10000                     10000
       5/31/2001                 9523                      9930
       6/30/2001                 8921                      9500
       7/31/2001                 8869                      9207
       8/31/2001                 8491                      8546
       9/30/2001                 7590                      7852
      10/31/2001                 7758                      8152
      11/30/2001                 8046                      8406
      12/31/2001                 8277                      8726
       1/31/2002                 7737                      8440
       2/28/2002                 7611                      8385
       3/31/2002                 7973                      8746
       4/30/2002                 7837                      8325
       5/31/2002                 7721                      7998
       6/30/2002                 7355                      7298
       7/31/2002                 6359                      6531
       8/31/2002                 6265                      6494
       9/30/2002                 5202                      5552
      10/31/2002                 5815                      6147
      11/30/2002                 6160                      6395
      12/31/2002                 5836                      5786
       1/31/2003                 5532                      5381
       2/28/2003                 5217                      5225
       3/31/2003                 5102                      5090
       4/30/2003                 5972                      5648
       5/31/2003                 6401                      5665
       6/30/2003                 6464                      5873
       7/31/2003                 6433                      6073
       8/31/2003                 6433                      6115
       9/30/2003                 6590                      5889
      10/31/2003                 7051                      6267
      11/30/2003                 7412                      6350
      12/31/2003                 8250                      6581
       1/31/2004                 8239                      6673
       2/29/2004                 8432                      6818
       3/31/2004                 8025                      6638
       4/30/2004                 7811                      6774
       5/31/2004                 7992                      6711
       6/30/2004                 8036                      6769
       7/31/2004                 7751                      6679
       8/31/2004                 7833                      6634
       9/30/2004                 8206                      6760
      10/31/2004                 8547                      6821
      11/30/2004                 9129                      6955
      12/31/2004                 9545                      7052
       1/31/2005                 9212                      7167
       2/28/2005                 9709                      7377
       3/31/2005                 9353                      7339

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       LARGE-CAP EUROPE FUND             DOW JONES
         DATE                 H-CLASS                STOXX 50 INDEX
      ----------       ---------------------         --------------

        5/8/2000                10000                     10000
       5/31/2000                10236                      9825
       6/30/2000                10216                      9623
       7/31/2000                 9868                      9716
       8/31/2000                 9800                     10023
       9/30/2000                 9008                      9550
      10/31/2000                 9164                      9901
      11/30/2000                 8468                      9235
      12/31/2000                 9020                      9122
       1/31/2001                 8932                      9129
       2/28/2001                 7740                      8233
       3/31/2001                 7088                      8051
       4/30/2001                 7712                      8615
       5/31/2001                 7276                      8579
       6/30/2001                 6820                      8208
       7/31/2001                 6784                      7954
       8/31/2001                 6500                      7383
       9/30/2001                 5808                      6783
      10/31/2001                 5940                      7043
      11/30/2001                 6164                      7263
      12/31/2001                 6344                      7539
       1/31/2002                 5936                      7292
       2/28/2002                 5840                      7244
       3/31/2002                 6120                      7556
       4/30/2002                 6020                      7193
       5/31/2002                 5940                      6910
       6/30/2002                 5656                      6305
       7/31/2002                 4896                      5643
       8/31/2002                 4828                      5610
       9/30/2002                 4008                      4797
      10/31/2002                 4488                      5311
      11/30/2002                 4756                      5525
      12/31/2002                 4508                      4999
       1/31/2003                 4284                      4648
       2/28/2003                 4040                      4514
       3/31/2003                 3952                      4397
       4/30/2003                 4628                      4879
       5/31/2003                 4968                      4895
       6/30/2003                 5020                      5074
       7/31/2003                 5004                      5247
       8/31/2003                 5008                      5283
       9/30/2003                 5132                      5088
      10/31/2003                 5496                      5414
      11/30/2003                 5776                      5486
      12/31/2003                 6436                      5686
       1/31/2004                 6432                      5765
       2/29/2004                 6587                      5891
       3/31/2004                 6273                      5735
       4/30/2004                 6114                      5852
       5/31/2004                 6260                      5798
       6/30/2004                 6289                      5848
       7/31/2004                 6072                      5770
       8/31/2004                 6143                      5732
       9/30/2004                 6444                      5840
      10/31/2004                 6712                      5893
      11/30/2004                 7173                      6009
      12/31/2004                 7508                      6092
       1/31/2005                 7250                      6191
       2/28/2005                 7645                      6373
       3/31/2005                 7370                      6340

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

----------------------------------------------------------------------------------------
                                 A-CLASS              C-CLASS              H-CLASS
                                (03/31/04)           (05/10/01)           (05/08/00)
----------------------------------------------------------------------------------------
                             ONE       SINCE      ONE       SINCE      ONE       SINCE
                             YEAR    INCEPTION    YEAR    INCEPTION    YEAR    INCEPTION
----------------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND       17.56%    17.56%     16.55%    -1.70%     17.49%     -6.04%
DOW JONES STOXX 50 INDEX     7.62%     7.62%      7.62%    -9.83%      7.62%    -10.88%
----------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES STOXX 50 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                               LARGE-CAP EUROPE FUND   DOW JONES STOXX 50 INDEX
                               ---------------------   ------------------------

Other                                                           10.2%
Financial                                                       36.4%
Consumer, Non-cyclical                                          20.4%
Energy                                                          17.8%
Communications                                                  15.2%
Equity Index Swap Agreements           125.0%






"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                                    May 10, 2001
H-Class                                     May 8, 2000

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.

20 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

LARGE-CAP JAPAN FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The investment objective of the Large-Cap Japan Fund is non-fundamental and may be changed without shareholder approval.

Inception: May 8, 2000

The Japanese market, weighed down by a stagnant economy and a depreciating yen, underperformed the S&P 500 Index during the year. The primary drivers of Topix 100 Index this year were large declines in industrial stocks (for example, Hitachi, Sanyo Electric and Sanyo) and communication stocks (such as NTT Docomo and Yahoo! Japan). But Japan had some winners as well, namely Eisai (pharmaceuticals) and Nippon Oil, which were both up more than 25% for the year.

For the year ended March 31, 2005, the Topix 100 Index lost 3.68%. After factoring in the effects of daily compounding, a fund that perfectly matched the benchmark of 125% of the daily performance of the Topix 100 Index, would have lost 7.53%. With the added burden of a weakening yen, Rydex Large-Cap Japan Fund H-Class lost 11.25% for the year. The effects of compounding on the fund's benchmark are described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        LARGE-CAP JAPAN FUND
         DATE                 C-CLASS                TOPIX 100 INDEX
      ----------        --------------------         ---------------

        3/1/2002                10000                     10000
       3/31/2002                10620                     10684
       4/30/2002                11053                     10614
       5/31/2002                11743                     10880
       6/30/2002                10819                      9874
       7/31/2002                 9906                      9207
       8/31/2002                 9731                      8993
       9/30/2002                 8924                      8780
      10/31/2002                 8281                      8257
      11/30/2002                 8643                      8634
      12/31/2002                 8386                      8081
       1/31/2003                 7953                      7821
       2/28/2003                 7988                      7670
       3/31/2003                 7392                      7327
       4/30/2003                 7259                      7321
       5/31/2003                 7766                      7708
       6/30/2003                 8460                      8310
       7/31/2003                 9045                      8724
       8/31/2003                10062                      9324
       9/30/2003                10538                      9368
      10/31/2003                11041                      9526
      11/30/2003                10710                      9265
      12/31/2003                11617                      9655
       1/31/2004                11664                      9689
       2/29/2004                11695                      9980
       3/31/2004                13432                     10712
       4/30/2004                12143                     10757
       5/31/2004                11872                     10340
       6/30/2004                12584                     10642
       7/31/2004                11405                     10270
       8/31/2004                11605                     10177
       9/30/2004                11082                      9925
      10/31/2004                11412                      9823
      11/30/2004                11909                      9935
      12/31/2004                12856                     10418
       1/31/2005                12132                     10172
       2/28/2005                12409                     10445
       3/31/2005                11826                     10439

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        LARGE-CAP JAPAN FUND
         DATE                 H-CLASS                TOPIX 100 INDEX
      ----------        --------------------         ---------------

        5/8/2000                10000                     10000
       5/31/2000                 8492                      8715
       6/30/2000                 8960                      8970
       7/31/2000                 7804                      8239
       8/31/2000                 8432                      8568
       9/30/2000                 7800                      8301
      10/31/2000                 7300                      7801
      11/30/2000                 6716                      7614
      12/31/2000                 5876                      7095
       1/31/2001                 5884                      7276
       2/28/2001                 5436                      6840
       3/31/2001                 5216                      7034
       4/30/2001                 5816                      7437
       5/31/2001                 5488                      7088
       6/30/2001                 5076                      6955
       7/31/2001                 4488                      6274
       8/31/2001                 4248                      5738
       9/30/2001                 3860                      5351
      10/31/2001                 3852                      5504
      11/30/2001                 3840                      5561
      12/31/2001                 3436                      5482
       1/31/2002                 3060                      5114
       2/28/2002                 3276                      5309
       3/31/2002                 3636                      5781
       4/30/2002                 3788                      5743
       5/31/2002                 4028                      5887
       6/30/2002                 3712                      5343
       7/31/2002                 3404                      4982
       8/31/2002                 3344                      4866
       9/30/2002                 3060                      4751
      10/31/2002                 2844                      4468
      11/30/2002                 2972                      4672
      12/31/2002                 2880                      4372
       1/31/2003                 2732                      4232
       2/28/2003                 2744                      4150
       3/31/2003                 2540                      3965
       4/30/2003                 2496                      3962
       5/31/2003                 2672                      4171
       6/30/2003                 2911                      4496
       7/31/2003                 3113                      4721
       8/31/2003                 3467                      5045
       9/30/2003                 3635                      5069
      10/31/2003                 3809                      5154
      11/30/2003                 3697                      5013
      12/31/2003                 4014                      5224
       1/31/2004                 4033                      5243
       2/29/2004                 4047                      5400
       3/31/2004                 4650                      5796
       4/30/2004                 4206                      5821
       5/31/2004                 4116                      5595
       6/30/2004                 4368                      5758
       7/31/2004                 3961                      5557
       8/31/2004                 4033                      5507
       9/30/2004                 3853                      5370
      10/31/2004                 3971                      5315
      11/30/2004                 4145                      5376
      12/31/2004                 4478                      5637
       1/31/2005                 4230                      5504
       2/28/2005                 4327                      5652
       3/31/2005                 4127                      5648

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

-------------------------------------------------------------------------------------------
                                  A-CLASS               C-CLASS               H-CLASS
                                (03/31/04)            (03/01/02)            (05/08/00)
-------------------------------------------------------------------------------------------
                              ONE       SINCE       ONE       SINCE       ONE       SINCE
                             YEAR     INCEPTION    YEAR     INCEPTION    YEAR     INCEPTION
-------------------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND        -11.31%    -11.31%    -11.96%     5.59%     -11.25%    -16.54%
TOPIX 100 INDEX              -3.68%     -3.68%     -3.68%     0.25%      -3.68%    -11.83%
-------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE TOPIX 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                LARGE-CAP JAPAN FUND       TOPIX 100 INDEX
                                --------------------       ---------------

Other                                                            4.8%
Consumer, Cyclical                                              26.9%
Financial                                                       21.9%
Industrial                                                      14.6%
Communications                                                  12.1%
Consumer, Non-cyclical                                           8.0%
Technology                                                       6.1%
Utilities                                                        5.7%
Futures Contracts                         1.8%
Equity Index Swap Agreements            123.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                                   March 1, 2002
H-Class                                     May 8, 2000

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index. The investment objective of the Small-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

Inception: February 20, 2004

Small-caps outperformed other market capitalizations during the period, though small-cap growth outperformed small-cap value. Within this style, the energy, basic materials and industrials sectors led the way. Telecommunications services, information technology and financials were the laggards, each producing losses. For the one-year period ended March 31, 2005, Rydex Small-Cap Value Fund H-Class was up 10.73%, compared to a gain of 11.44% for the S&P SmallCap 600/Barra Value Index.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        SMALL-CAP VALUE FUND        S&P SMALLCAP 600/
         DATE                  C-CLASS              BARRA VALUE INDEX
      ----------        --------------------        -----------------

       2/20/2004               10,000                      10,000
       2/21/2004               10,000                      10,000
       2/22/2004               10,000                      10,000
       2/23/2004                9,872                       9,877
       2/24/2004                9,916                       9,921
       2/25/2004               10,020                      10,027
       2/26/2004               10,080                      10,090
       2/27/2004               10,120                      10,135
       2/28/2004               10,120                      10,135
       2/29/2004               10,120                      10,135
        3/1/2004               10,284                      10,301
        3/2/2004               10,228                      10,249
        3/3/2004               10,248                      10,268
        3/4/2004               10,364                      10,377
        3/5/2004               10,356                      10,373
        3/6/2004               10,356                      10,373
        3/7/2004               10,356                      10,373
        3/8/2004               10,292                      10,307
        3/9/2004               10,204                      10,227
       3/10/2004               10,028                      10,053
       3/11/2004                9,920                       9,940
       3/12/2004               10,144                      10,174
       3/13/2004               10,144                      10,174
       3/14/2004               10,144                      10,174
       3/15/2004                9,916                       9,948
       3/16/2004                9,880                       9,912
       3/17/2004               10,076                      10,104
       3/18/2004               10,008                      10,039
       3/19/2004                9,960                       9,996
       3/20/2004                9,960                       9,996
       3/21/2004                9,960                       9,996
       3/22/2004                9,792                       9,832
       3/23/2004                9,808                       9,852
       3/24/2004                9,756                       9,797
       3/25/2004                9,908                       9,956
       3/26/2004                9,944                       9,996
       3/27/2004                9,944                       9,996
       3/28/2004                9,944                       9,996
       3/29/2004               10,112                      10,173
       3/30/2004               10,216                      10,282
       3/31/2004               10,236                      10,303
        4/1/2004               10,300                      10,368
        4/2/2004               10,392                      10,464
        4/3/2004               10,392                      10,464
        4/4/2004               10,392                      10,464
        4/5/2004               10,416                      10,492
        4/6/2004               10,356                      10,430
        4/7/2004               10,384                      10,459
        4/8/2004               10,300                      10,374
        4/9/2004               10,300                      10,374
       4/10/2004               10,300                      10,374
       4/11/2004               10,300                      10,374
       4/12/2004               10,348                      10,428
       4/13/2004               10,112                      10,189
       4/14/2004               10,048                      10,125
       4/15/2004               10,048                      10,130
       4/16/2004               10,152                      10,239
       4/17/2004               10,152                      10,239
       4/18/2004               10,152                      10,239
       4/19/2004               10,156                      10,244
       4/20/2004               10,012                      10,096
       4/21/2004               10,132                      10,221
       4/22/2004               10,312                      10,406
       4/23/2004               10,260                      10,354
       4/24/2004               10,260                      10,354
       4/25/2004               10,260                      10,354
       4/26/2004               10,212                      10,305
       4/27/2004               10,244                      10,340
       4/28/2004               10,048                      10,138
       4/29/2004                9,912                       9,994
       4/30/2004                9,832                       9,915
        5/1/2004                9,832                       9,915
        5/2/2004                9,832                       9,915
        5/3/2004                9,880                       9,966
        5/4/2004                9,952                      10,041
        5/5/2004                9,944                      10,032
        5/6/2004                9,844                       9,932
        5/7/2004                9,596                       9,676
        5/8/2004                9,596                       9,676
        5/9/2004                9,596                       9,676
       5/10/2004                9,428                       9,502
       5/11/2004                9,580                       9,658
       5/12/2004                9,608                       9,693
       5/13/2004                9,548                       9,632
       5/14/2004                9,520                       9,607
       5/15/2004                9,520                       9,607
       5/16/2004                9,520                       9,607
       5/17/2004                9,380                       9,462
       5/18/2004                9,516                       9,599
       5/19/2004                9,488                       9,572
       5/20/2004                9,536                       9,619
       5/21/2004                9,596                       9,683
       5/22/2004                9,596                       9,683
       5/23/2004                9,596                       9,683
       5/24/2004                9,712                       9,800
       5/25/2004                9,940                      10,033
       5/26/2004                9,944                      10,029
       5/27/2004                9,944                      10,029
       5/28/2004                9,940                      10,028
       5/29/2004                9,940                      10,028
       5/30/2004                9,940                      10,028
       5/31/2004                9,940                      10,028
        6/1/2004                9,992                      10,083
        6/2/2004               10,008                      10,099
        6/3/2004                9,848                       9,934
        6/4/2004                9,908                       9,996
        6/5/2004                9,908                       9,996
        6/6/2004                9,908                       9,996
        6/7/2004               10,112                      10,206
        6/8/2004               10,116                      10,212
        6/9/2004                9,988                      10,081
       6/10/2004               10,012                      10,105
       6/11/2004               10,012                      10,105
       6/12/2004               10,012                      10,105
       6/13/2004               10,012                      10,105
       6/14/2004                9,840                       9,932
       6/15/2004               10,008                      10,100
       6/16/2004               10,052                      10,145
       6/17/2004               10,088                      10,185
       6/18/2004               10,120                      10,220
       6/19/2004               10,120                      10,220
       6/20/2004               10,120                      10,220
       6/21/2004               10,092                      10,193
       6/22/2004               10,132                      10,231
       6/23/2004               10,252                      10,355
       6/24/2004               10,220                      10,320
       6/25/2004               10,316                      10,426
       6/26/2004               10,316                      10,426
       6/27/2004               10,316                      10,426
       6/28/2004               10,296                      10,402
       6/29/2004               10,396                      10,504
       6/30/2004               10,460                      10,568
        7/1/2004               10,340                      10,445
        7/2/2004               10,364                      10,472
        7/3/2004               10,364                      10,472
        7/4/2004               10,364                      10,472
        7/5/2004               10,364                      10,472
        7/6/2004               10,228                      10,319
        7/7/2004               10,236                      10,327
        7/8/2004               10,068                      10,158
        7/9/2004               10,104                      10,198
       7/10/2004               10,104                      10,198
       7/11/2004               10,104                      10,198
       7/12/2004               10,092                      10,187
       7/13/2004               10,128                      10,224
       7/14/2004               10,076                      10,171
       7/15/2004               10,116                      10,214
       7/16/2004               10,052                      10,153
       7/17/2004               10,052                      10,153
       7/18/2004               10,052                      10,153
       7/19/2004               10,040                      10,140
       7/20/2004               10,184                      10,282
       7/21/2004                9,952                      10,048
       7/22/2004                9,860                       9,955
       7/23/2004                9,792                       9,885
       7/24/2004                9,792                       9,885
       7/25/2004                9,792                       9,885
       7/26/2004                9,720                       9,814
       7/27/2004                9,880                       9,978
       7/28/2004                9,824                       9,916
       7/29/2004                9,956                      10,049
       7/30/2004                9,960                      10,055
       7/31/2004                9,960                      10,055
        8/1/2004                9,960                      10,055
        8/2/2004               10,000                      10,098
        8/3/2004                9,876                       9,970
        8/4/2004                9,888                       9,978
        8/5/2004                9,720                       9,807
        8/6/2004                9,508                       9,594
        8/7/2004                9,508                       9,594
        8/8/2004                9,508                       9,594
        8/9/2004                9,512                       9,595
       8/10/2004                9,700                       9,776
       8/11/2004                9,684                       9,759
       8/12/2004                9,492                       9,563
       8/13/2004                9,504                       9,575
       8/14/2004                9,504                       9,575
       8/15/2004                9,504                       9,575
       8/16/2004                9,712                       9,790
       8/17/2004                9,732                       9,811
       8/18/2004                9,888                       9,968
       8/19/2004                9,832                       9,913
       8/20/2004               10,012                      10,095
       8/21/2004               10,012                      10,095
       8/22/2004               10,012                      10,095
       8/23/2004                9,908                       9,991
       8/24/2004                9,968                      10,051
       8/25/2004               10,008                      10,092
       8/26/2004                9,988                      10,074
       8/27/2004               10,060                      10,146
       8/28/2004               10,060                      10,146
       8/29/2004               10,060                      10,146
       8/30/2004                9,940                      10,021
       8/31/2004                9,992                      10,076
        9/1/2004               10,064                      10,150
        9/2/2004               10,212                      10,299
        9/3/2004               10,144                      10,235
        9/4/2004               10,144                      10,235
        9/5/2004               10,144                      10,235
        9/6/2004               10,144                      10,235
        9/7/2004               10,276                      10,367
        9/8/2004               10,184                      10,272
        9/9/2004               10,308                      10,402
       9/10/2004               10,348                      10,447
       9/11/2004               10,348                      10,447
       9/12/2004               10,348                      10,447
       9/13/2004               10,396                      10,492
       9/14/2004               10,336                      10,433
       9/15/2004               10,292                      10,390
       9/16/2004               10,404                      10,505
       9/17/2004               10,408                      10,511
       9/18/2004               10,408                      10,511
       9/19/2004               10,408                      10,511
       9/20/2004               10,352                      10,454
       9/21/2004               10,480                      10,583
       9/22/2004               10,296                      10,398
       9/23/2004               10,300                      10,401
       9/24/2004               10,296                      10,399
       9/25/2004               10,296                      10,399
       9/26/2004               10,296                      10,399
       9/27/2004               10,200                      10,302
       9/28/2004               10,308                      10,411
       9/29/2004               10,416                      10,523
       9/30/2004               10,452                      10,561
       10/1/2004               10,676                      10,792
       10/2/2004               10,676                      10,792
       10/3/2004               10,676                      10,792
       10/4/2004               10,736                      10,855
       10/5/2004               10,704                      10,822
       10/6/2004               10,808                      10,929
       10/7/2004               10,608                      10,726
       10/8/2004               10,504                      10,626
       10/9/2004               10,504                      10,626
      10/10/2004               10,504                      10,626
      10/11/2004               10,500                      10,620
      10/12/2004               10,520                      10,640
      10/13/2004               10,368                      10,486
      10/14/2004               10,240                      10,357
      10/15/2004               10,320                      10,442
      10/16/2004               10,320                      10,442
      10/17/2004               10,320                      10,442
      10/18/2004               10,328                      10,449
      10/19/2004               10,236                      10,356
      10/20/2004               10,252                      10,375
      10/21/2004               10,376                      10,502
      10/22/2004               10,196                      10,326
      10/23/2004               10,196                      10,326
      10/24/2004               10,196                      10,326
      10/25/2004               10,264                      10,396
      10/26/2004               10,432                      10,569
      10/27/2004               10,588                      10,725
      10/28/2004               10,536                      10,673
      10/29/2004               10,508                      10,642
      10/30/2004               10,508                      10,642
      10/31/2004               10,508                      10,642
       11/1/2004               10,576                      10,715
       11/2/2004               10,544                      10,682
       11/3/2004               10,716                      10,857
       11/4/2004               10,840                      10,985
       11/5/2004               10,864                      11,011
       11/6/2004               10,864                      11,011
       11/7/2004               10,864                      11,011
       11/8/2004               10,820                      10,967
       11/9/2004               10,900                      11,048
      11/10/2004               10,940                      11,087
      11/11/2004               11,060                      11,207
      11/12/2004               11,152                      11,306
      11/13/2004               11,152                      11,306
      11/14/2004               11,152                      11,306
      11/15/2004               11,180                      11,333
      11/16/2004               11,080                      11,233
      11/17/2004               11,184                      11,341
      11/18/2004               11,176                      11,332
      11/19/2004               11,056                      11,213
      11/20/2004               11,056                      11,213
      11/21/2004               11,056                      11,213
      11/22/2004               11,212                      11,370
      11/23/2004               11,260                      11,422
      11/24/2004               11,364                      11,525
      11/25/2004               11,364                      11,525
      11/26/2004               11,388                      11,553
      11/27/2004               11,388                      11,553
      11/28/2004               11,388                      11,553
      11/29/2004               11,460                      11,627
      11/30/2004               11,432                      11,598
       12/1/2004               11,604                      11,774
       12/2/2004               11,532                      11,703
       12/3/2004               11,520                      11,691
       12/4/2004               11,520                      11,691
       12/5/2004               11,520                      11,691
       12/6/2004               11,464                      11,635
       12/7/2004               11,224                      11,391
       12/8/2004               11,308                      11,474
       12/9/2004               11,300                      11,467
      12/10/2004               11,336                      11,506
      12/11/2004               11,336                      11,506
      12/12/2004               11,336                      11,506
      12/13/2004               11,417                      11,588
      12/14/2004               11,477                      11,650
      12/15/2004               11,581                      11,758
      12/16/2004               11,485                      11,657
      12/17/2004               11,489                      11,665
      12/18/2004               11,489                      11,665
      12/19/2004               11,489                      11,665
      12/20/2004               11,393                      11,569
      12/21/2004               11,541                      11,717
      12/22/2004               11,585                      11,764
      12/23/2004               11,573                      11,754
      12/24/2004               11,573                      11,754
      12/25/2004               11,573                      11,754
      12/26/2004               11,573                      11,754
      12/27/2004               11,457                      11,636
      12/28/2004               11,642                      11,823
      12/29/2004               11,630                      11,810
      12/30/2004               11,618                      11,799
      12/31/2004               11,614                      11,797
        1/1/2005               11,614                      11,797
        1/2/2005               11,614                      11,797
        1/3/2005               11,397                      11,576
        1/4/2005               11,204                      11,381
        1/5/2005               11,003                      11,179
        1/6/2005               11,035                      11,209
        1/7/2005               10,906                      11,083
        1/8/2005               10,906                      11,083
        1/9/2005               10,906                      11,083
       1/10/2005               10,999                      11,173
       1/11/2005               10,882                      11,058
       1/12/2005               10,918                      11,094
       1/13/2005               10,850                      11,025
       1/14/2005               11,031                      11,211
       1/15/2005               11,031                      11,211
       1/16/2005               11,031                      11,211
       1/17/2005               11,031                      11,211
       1/18/2005               11,143                      11,326
       1/19/2005               11,039                      11,222
       1/20/2005               10,947                      11,129
       1/21/2005               10,918                      11,101
       1/22/2005               10,918                      11,101
       1/23/2005               10,918                      11,101
       1/24/2005               10,826                      11,007
       1/25/2005               10,846                      11,031
       1/26/2005               11,031                      11,220
       1/27/2005               11,047                      11,230
       1/28/2005               10,967                      11,153
       1/29/2005               10,967                      11,153
       1/30/2005               10,967                      11,153
       1/31/2005               11,184                      11,375
        2/1/2005               11,272                      11,469
        2/2/2005               11,344                      11,542
        2/3/2005               11,316                      11,512
        2/4/2005               11,453                      11,656
        2/5/2005               11,453                      11,656
        2/6/2005               11,453                      11,656
        2/7/2005               11,465                      11,671
        2/8/2005               11,493                      11,699
        2/9/2005               11,300                      11,499
       2/10/2005               11,324                      11,528
       2/11/2005               11,417                      11,623
       2/12/2005               11,417                      11,623
       2/13/2005               11,417                      11,623
       2/14/2005               11,421                      11,628
       2/15/2005               11,417                      11,622
       2/16/2005               11,497                      11,705
       2/17/2005               11,368                      11,573
       2/18/2005               11,377                      11,585
       2/19/2005               11,377                      11,585
       2/20/2005               11,377                      11,585
       2/21/2005               11,377                      11,585
       2/22/2005               11,160                      11,366
       2/23/2005               11,220                      11,424
       2/24/2005               11,348                      11,558
       2/25/2005               11,545                      11,755
       2/26/2005               11,545                      11,755
       2/27/2005               11,545                      11,755
       2/28/2005               11,501                      11,713
        3/1/2005               11,606                      11,820
        3/2/2005               11,561                      11,775
        3/3/2005               11,602                      11,817
        3/4/2005               11,746                      11,970
        3/5/2005               11,746                      11,970
        3/6/2005               11,746                      11,970
        3/7/2005               11,730                      11,953
        3/8/2005               11,642                      11,863
        3/9/2005               11,509                      11,726
       3/10/2005               11,429                      11,642
       3/11/2005               11,441                      11,657
       3/12/2005               11,441                      11,657
       3/13/2005               11,441                      11,657
       3/14/2005               11,489                      11,708
       3/15/2005               11,453                      11,668
       3/16/2005               11,393                      11,610
       3/17/2005               11,433                      11,653
       3/18/2005               11,397                      11,618
       3/19/2005               11,397                      11,618
       3/20/2005               11,397                      11,618
       3/21/2005               11,377                      11,598
       3/22/2005               11,320                      11,537
       3/23/2005               11,200                      11,418
       3/24/2005               11,252                      11,472
       3/25/2005               11,252                      11,472
       3/26/2005               11,252                      11,472
       3/27/2005               11,252                      11,472
       3/28/2005               11,248                      11,472
       3/29/2005               11,067                      11,285
       3/30/2005               11,260                      11,482
       3/31/2005               11,256                      11,482

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        SMALL-CAP VALUE FUND        S&P SMALLCAP 600/
         DATE                  H-CLASS              BARRA VALUE INDEX
      ----------        --------------------        -----------------

       2/20/2004               10,000                      10,000
       2/21/2004               10,000                      10,000
       2/22/2004               10,000                      10,000
       2/23/2004                9,872                       9,877
       2/24/2004                9,916                       9,921
       2/25/2004               10,020                      10,027
       2/26/2004               10,080                      10,090
       2/27/2004               10,120                      10,135
       2/28/2004               10,120                      10,135
       2/29/2004               10,120                      10,135
        3/1/2004               10,284                      10,301
        3/2/2004               10,232                      10,249
        3/3/2004               10,252                      10,268
        3/4/2004               10,368                      10,377
        3/5/2004               10,360                      10,373
        3/6/2004               10,360                      10,373
        3/7/2004               10,360                      10,373
        3/8/2004               10,296                      10,307
        3/9/2004               10,208                      10,227
       3/10/2004               10,036                      10,053
       3/11/2004                9,928                       9,940
       3/12/2004               10,152                      10,174
       3/13/2004               10,152                      10,174
       3/14/2004               10,152                      10,174
       3/15/2004                9,924                       9,948
       3/16/2004                9,888                       9,912
       3/17/2004               10,084                      10,104
       3/18/2004               10,016                      10,039
       3/19/2004                9,968                       9,996
       3/20/2004                9,968                       9,996
       3/21/2004                9,968                       9,996
       3/22/2004                9,800                       9,832
       3/23/2004                9,816                       9,852
       3/24/2004                9,764                       9,797
       3/25/2004                9,920                       9,956
       3/26/2004                9,956                       9,996
       3/27/2004                9,956                       9,996
       3/28/2004                9,956                       9,996
       3/29/2004               10,124                      10,173
       3/30/2004               10,228                      10,282
       3/31/2004               10,248                      10,303
        4/1/2004               10,312                      10,368
        4/2/2004               10,404                      10,464
        4/3/2004               10,404                      10,464
        4/4/2004               10,404                      10,464
        4/5/2004               10,432                      10,492
        4/6/2004               10,368                      10,430
        4/7/2004               10,400                      10,459
        4/8/2004               10,312                      10,374
        4/9/2004               10,312                      10,374
       4/10/2004               10,312                      10,374
       4/11/2004               10,312                      10,374
       4/12/2004               10,364                      10,428
       4/13/2004               10,128                      10,189
       4/14/2004               10,064                      10,125
       4/15/2004               10,064                      10,130
       4/16/2004               10,168                      10,239
       4/17/2004               10,168                      10,239
       4/18/2004               10,168                      10,239
       4/19/2004               10,172                      10,244
       4/20/2004               10,028                      10,096
       4/21/2004               10,148                      10,221
       4/22/2004               10,332                      10,406
       4/23/2004               10,280                      10,354
       4/24/2004               10,280                      10,354
       4/25/2004               10,280                      10,354
       4/26/2004               10,228                      10,305
       4/27/2004               10,264                      10,340
       4/28/2004               10,068                      10,138
       4/29/2004                9,928                       9,994
       4/30/2004                9,848                       9,915
        5/1/2004                9,848                       9,915
        5/2/2004                9,848                       9,915
        5/3/2004                9,900                       9,966
        5/4/2004                9,972                      10,041
        5/5/2004                9,964                      10,032
        5/6/2004                9,864                       9,932
        5/7/2004                9,612                       9,676
        5/8/2004                9,612                       9,676
        5/9/2004                9,612                       9,676
       5/10/2004                9,444                       9,502
       5/11/2004                9,600                       9,658
       5/12/2004                9,628                       9,693
       5/13/2004                9,568                       9,632
       5/14/2004                9,544                       9,607
       5/15/2004                9,544                       9,607
       5/16/2004                9,544                       9,607
       5/17/2004                9,400                       9,462
       5/18/2004                9,540                       9,599
       5/19/2004                9,512                       9,572
       5/20/2004                9,560                       9,619
       5/21/2004                9,620                       9,683
       5/22/2004                9,620                       9,683
       5/23/2004                9,620                       9,683
       5/24/2004                9,736                       9,800
       5/25/2004                9,968                      10,033
       5/26/2004                9,972                      10,029
       5/27/2004                9,972                      10,029
       5/28/2004                9,968                      10,028
       5/29/2004                9,968                      10,028
       5/30/2004                9,968                      10,028
       5/31/2004                9,968                      10,028
        6/1/2004               10,024                      10,083
        6/2/2004               10,036                      10,099
        6/3/2004                9,876                       9,934
        6/4/2004                9,936                       9,996
        6/5/2004                9,936                       9,996
        6/6/2004                9,936                       9,996
        6/7/2004               10,144                      10,206
        6/8/2004               10,148                      10,212
        6/9/2004               10,020                      10,081
       6/10/2004               10,040                      10,105
       6/11/2004               10,040                      10,105
       6/12/2004               10,040                      10,105
       6/13/2004               10,040                      10,105
       6/14/2004                9,872                       9,932
       6/15/2004               10,040                      10,100
       6/16/2004               10,084                      10,145
       6/17/2004               10,124                      10,185
       6/18/2004               10,156                      10,220
       6/19/2004               10,156                      10,220
       6/20/2004               10,156                      10,220
       6/21/2004               10,128                      10,193
       6/22/2004               10,168                      10,231
       6/23/2004               10,288                      10,355
       6/24/2004               10,252                      10,320
       6/25/2004               10,352                      10,426
       6/26/2004               10,352                      10,426
       6/27/2004               10,352                      10,426
       6/28/2004               10,332                      10,402
       6/29/2004               10,432                      10,504
       6/30/2004               10,496                      10,568
        7/1/2004               10,376                      10,445
        7/2/2004               10,404                      10,472
        7/3/2004               10,404                      10,472
        7/4/2004               10,404                      10,472
        7/5/2004               10,404                      10,472
        7/6/2004               10,264                      10,319
        7/7/2004               10,272                      10,327
        7/8/2004               10,104                      10,158
        7/9/2004               10,144                      10,198
       7/10/2004               10,144                      10,198
       7/11/2004               10,144                      10,198
       7/12/2004               10,132                      10,187
       7/13/2004               10,168                      10,224
       7/14/2004               10,116                      10,171
       7/15/2004               10,156                      10,214
       7/16/2004               10,092                      10,153
       7/17/2004               10,092                      10,153
       7/18/2004               10,092                      10,153
       7/19/2004               10,080                      10,140
       7/20/2004               10,220                      10,282
       7/21/2004                9,988                      10,048
       7/22/2004                9,900                       9,955
       7/23/2004                9,828                       9,885
       7/24/2004                9,828                       9,885
       7/25/2004                9,828                       9,885
       7/26/2004                9,760                       9,814
       7/27/2004                9,920                       9,978
       7/28/2004                9,864                       9,916
       7/29/2004               10,000                      10,049
       7/30/2004               10,004                      10,055
       7/31/2004               10,004                      10,055
        8/1/2004               10,004                      10,055
        8/2/2004               10,044                      10,098
        8/3/2004                9,920                       9,970
        8/4/2004                9,928                       9,978
        8/5/2004                9,760                       9,807
        8/6/2004                9,552                       9,594
        8/7/2004                9,552                       9,594
        8/8/2004                9,552                       9,594
        8/9/2004                9,552                       9,595
       8/10/2004                9,744                       9,776
       8/11/2004                9,728                       9,759
       8/12/2004                9,532                       9,563
       8/13/2004                9,544                       9,575
       8/14/2004                9,544                       9,575
       8/15/2004                9,544                       9,575
       8/16/2004                9,756                       9,790
       8/17/2004                9,776                       9,811
       8/18/2004                9,932                       9,968
       8/19/2004                9,880                       9,913
       8/20/2004               10,056                      10,095
       8/21/2004               10,056                      10,095
       8/22/2004               10,056                      10,095
       8/23/2004                9,956                       9,991
       8/24/2004               10,012                      10,051
       8/25/2004               10,052                      10,092
       8/26/2004               10,036                      10,074
       8/27/2004               10,108                      10,146
       8/28/2004               10,108                      10,146
       8/29/2004               10,108                      10,146
       8/30/2004                9,984                      10,021
       8/31/2004               10,040                      10,076
        9/1/2004               10,112                      10,150
        9/2/2004               10,260                      10,299
        9/3/2004               10,196                      10,235
        9/4/2004               10,196                      10,235
        9/5/2004               10,196                      10,235
        9/6/2004               10,196                      10,235
        9/7/2004               10,324                      10,367
        9/8/2004               10,232                      10,272
        9/9/2004               10,360                      10,402
       9/10/2004               10,400                      10,447
       9/11/2004               10,400                      10,447
       9/12/2004               10,400                      10,447
       9/13/2004               10,448                      10,492
       9/14/2004               10,388                      10,433
       9/15/2004               10,344                      10,390
       9/16/2004               10,456                      10,505
       9/17/2004               10,460                      10,511
       9/18/2004               10,460                      10,511
       9/19/2004               10,460                      10,511
       9/20/2004               10,404                      10,454
       9/21/2004               10,536                      10,583
       9/22/2004               10,352                      10,398
       9/23/2004               10,352                      10,401
       9/24/2004               10,348                      10,399
       9/25/2004               10,348                      10,399
       9/26/2004               10,348                      10,399
       9/27/2004               10,252                      10,302
       9/28/2004               10,360                      10,411
       9/29/2004               10,472                      10,523
       9/30/2004               10,508                      10,561
       10/1/2004               10,732                      10,792
       10/2/2004               10,732                      10,792
       10/3/2004               10,732                      10,792
       10/4/2004               10,796                      10,855
       10/5/2004               10,760                      10,822
       10/6/2004               10,868                      10,929
       10/7/2004               10,664                      10,726
       10/8/2004               10,564                      10,626
       10/9/2004               10,564                      10,626
      10/10/2004               10,564                      10,626
      10/11/2004               10,560                      10,620
      10/12/2004               10,576                      10,640
      10/13/2004               10,428                      10,486
      10/14/2004               10,296                      10,357
      10/15/2004               10,380                      10,442
      10/16/2004               10,380                      10,442
      10/17/2004               10,380                      10,442
      10/18/2004               10,388                      10,449
      10/19/2004               10,292                      10,356
      10/20/2004               10,312                      10,375
      10/21/2004               10,436                      10,502
      10/22/2004               10,256                      10,326
      10/23/2004               10,256                      10,326
      10/24/2004               10,256                      10,326
      10/25/2004               10,324                      10,396
      10/26/2004               10,488                      10,569
      10/27/2004               10,644                      10,725
      10/28/2004               10,596                      10,673
      10/29/2004               10,564                      10,642
      10/30/2004               10,564                      10,642
      10/31/2004               10,564                      10,642
       11/1/2004               10,636                      10,715
       11/2/2004               10,604                      10,682
       11/3/2004               10,776                      10,857
       11/4/2004               10,904                      10,985
       11/5/2004               10,928                      11,011
       11/6/2004               10,928                      11,011
       11/7/2004               10,928                      11,011
       11/8/2004               10,884                      10,967
       11/9/2004               10,964                      11,048
      11/10/2004               11,004                      11,087
      11/11/2004               11,124                      11,207
      11/12/2004               11,220                      11,306
      11/13/2004               11,220                      11,306
      11/14/2004               11,220                      11,306
      11/15/2004               11,244                      11,333
      11/16/2004               11,144                      11,233
      11/17/2004               11,252                      11,341
      11/18/2004               11,244                      11,332
      11/19/2004               11,124                      11,213
      11/20/2004               11,124                      11,213
      11/21/2004               11,124                      11,213
      11/22/2004               11,276                      11,370
      11/23/2004               11,328                      11,422
      11/24/2004               11,432                      11,525
      11/25/2004               11,432                      11,525
      11/26/2004               11,456                      11,553
      11/27/2004               11,456                      11,553
      11/28/2004               11,456                      11,553
      11/29/2004               11,528                      11,627
      11/30/2004               11,500                      11,598
       12/1/2004               11,676                      11,774
       12/2/2004               11,600                      11,703
       12/3/2004               11,588                      11,691
       12/4/2004               11,588                      11,691
       12/5/2004               11,588                      11,691
       12/6/2004               11,532                      11,635
       12/7/2004               11,292                      11,391
       12/8/2004               11,372                      11,474
       12/9/2004               11,364                      11,467
      12/10/2004               11,404                      11,506
      12/11/2004               11,404                      11,506
      12/12/2004               11,404                      11,506
      12/13/2004               11,485                      11,588
      12/14/2004               11,545                      11,650
      12/15/2004               11,653                      11,758
      12/16/2004               11,553                      11,657
      12/17/2004               11,557                      11,665
      12/18/2004               11,557                      11,665
      12/19/2004               11,557                      11,665
      12/20/2004               11,465                      11,569
      12/21/2004               11,609                      11,717
      12/22/2004               11,653                      11,764
      12/23/2004               11,645                      11,754
      12/24/2004               11,645                      11,754
      12/25/2004               11,645                      11,754
      12/26/2004               11,645                      11,754
      12/27/2004               11,529                      11,636
      12/28/2004               11,710                      11,823
      12/29/2004               11,702                      11,810
      12/30/2004               11,690                      11,799
      12/31/2004               11,686                      11,797
        1/1/2005               11,686                      11,797
        1/2/2005               11,686                      11,797
        1/3/2005               11,469                      11,576
        1/4/2005               11,272                      11,381
        1/5/2005               11,075                      11,179
        1/6/2005               11,103                      11,209
        1/7/2005               10,978                      11,083
        1/8/2005               10,978                      11,083
        1/9/2005               10,978                      11,083
       1/10/2005               11,067                      11,173
       1/11/2005               10,954                      11,058
       1/12/2005               10,990                      11,094
       1/13/2005               10,922                      11,025
       1/14/2005               11,103                      11,211
       1/15/2005               11,103                      11,211
       1/16/2005               11,103                      11,211
       1/17/2005               11,103                      11,211
       1/18/2005               11,219                      11,326
       1/19/2005               11,111                      11,222
       1/20/2005               11,019                      11,129
       1/21/2005               10,990                      11,101
       1/22/2005               10,990                      11,101
       1/23/2005               10,990                      11,101
       1/24/2005               10,898                      11,007
       1/25/2005               10,922                      11,031
       1/26/2005               11,107                      11,220
       1/27/2005               11,123                      11,230
       1/28/2005               11,047                      11,153
       1/29/2005               11,047                      11,153
       1/30/2005               11,047                      11,153
       1/31/2005               11,260                      11,375
        2/1/2005               11,352                      11,469
        2/2/2005               11,424                      11,542
        2/3/2005               11,396                      11,512
        2/4/2005               11,537                      11,656
        2/5/2005               11,537                      11,656
        2/6/2005               11,537                      11,656
        2/7/2005               11,549                      11,671
        2/8/2005               11,577                      11,699
        2/9/2005               11,380                      11,499
       2/10/2005               11,408                      11,528
       2/11/2005               11,501                      11,623
       2/12/2005               11,501                      11,623
       2/13/2005               11,501                      11,623
       2/14/2005               11,505                      11,628
       2/15/2005               11,501                      11,622
       2/16/2005               11,581                      11,705
       2/17/2005               11,453                      11,573
       2/18/2005               11,461                      11,585
       2/19/2005               11,461                      11,585
       2/20/2005               11,461                      11,585
       2/21/2005               11,461                      11,585
       2/22/2005               11,248                      11,366
       2/23/2005               11,304                      11,424
       2/24/2005               11,436                      11,558
       2/25/2005               11,633                      11,755
       2/26/2005               11,633                      11,755
       2/27/2005               11,633                      11,755
       2/28/2005               11,589                      11,713
        3/1/2005               11,694                      11,820
        3/2/2005               11,649                      11,775
        3/3/2005               11,690                      11,817
        3/4/2005               11,838                      11,970
        3/5/2005               11,838                      11,970
        3/6/2005               11,838                      11,970
        3/7/2005               11,822                      11,953
        3/8/2005               11,734                      11,863
        3/9/2005               11,597                      11,726
       3/10/2005               11,517                      11,642
       3/11/2005               11,529                      11,657
       3/12/2005               11,529                      11,657
       3/13/2005               11,529                      11,657
       3/14/2005               11,581                      11,708
       3/15/2005               11,541                      11,668
       3/16/2005               11,481                      11,610
       3/17/2005               11,525                      11,653
       3/18/2005               11,489                      11,618
       3/19/2005               11,489                      11,618
       3/20/2005               11,489                      11,618
       3/21/2005               11,469                      11,598
       3/22/2005               11,408                      11,537
       3/23/2005               11,292                      11,418
       3/24/2005               11,344                      11,472
       3/25/2005               11,344                      11,472
       3/26/2005               11,344                      11,472
       3/27/2005               11,344                      11,472
       3/28/2005               11,340                      11,472
       3/29/2005               11,159                      11,285
       3/30/2005               11,348                      11,482
       3/31/2005               11,348                      11,482

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

----------------------------------------------------------------------------------------
                                      A-CLASS         C-CLASS              H-CLASS
                                     (09/01/04)      (02/20/04)           (02/20/04)
----------------------------------------------------------------------------------------
                                       SINCE      ONE       SINCE      ONE       SINCE
                                     INCEPTION    YEAR    INCEPTION    YEAR    INCEPTION
----------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND                   12.14%     9.96%    11.25%     10.73%     12.07%
S&P SMALLCAP 600/BARRA VALUE INDEX     13.13%    11.44%    13.26%     11.44%     13.26%
----------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                              SMALL-CAP VALUE FUND       S&P SMALLCAP 600/BARRA VALUE INDEX
                              --------------------       ----------------------------------

Other                                 8.1%                            27.1%
Industrials                          20.1%                            21.4%
Financials                           19.9%                            22.1%
Consumer Discretionary               14.6%                            11.0%
Information Technology               13.6%                             6.8%
Health Care                           8.0%                             5.3%
Materials                             7.9%
Utilities                             7.5%                             6.3%



"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                               September 1, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
MDC Holdings, Inc.                                 1.2%
Southern Union Co.                                 1.0%
Timken Co.                                         1.0%
Standard-Pacific Corp.                             0.9%
UGI Corp.                                          0.9%
Accredo Health, Inc.                               0.9%
South Financial Group, Inc.                        0.9%
Atmos Energy Corp.                                 0.8%
Commercial Metals Co.                              0.8%
Hughes Supply, Inc.                                0.8%
-------------------------------------------------------
Top Ten Total                                      9.2%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of the benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index. The investment objective of the Mid-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

Inception: February 20, 2004

For the year ended March 31, 2005, mid-cap stocks outperformed their large-cap counterparts during the period, and mid-cap value stocks bested mid-cap growth. Within the mid-cap value space, energy, basic materials and industrials were the best performers, while health care and financials were the worst.

In its first full year of operation, the Fund experienced very high shareholder turnover compared to its average asset size. This caused the fund to trail its benchmark more than would normally be expected. As the Fund grows in size, however, these effects should be mitigated. Rydex Mid-Cap Value Fund H-Class was up 9.83% compared to the S&P MidCap 400/Barra Value Index, which returned 10.20%.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          MID-CAP VALUE FUND         S&P MIDCAP 400/
         DATE                   C-CLASS             BARRA VALUE INDEX
      ----------          ------------------        -----------------

       2/20/2004               10,000                      10,000
       2/21/2004               10,000                      10,000
       2/22/2004               10,000                      10,000
       2/23/2004                9,896                       9,901
       2/24/2004                9,908                       9,916
       2/25/2004                9,980                       9,986
       2/26/2004               10,060                      10,075
       2/27/2004               10,076                      10,096
       2/28/2004               10,076                      10,096
       2/29/2004               10,076                      10,096
        3/1/2004               10,204                      10,224
        3/2/2004               10,180                      10,205
        3/3/2004               10,184                      10,207
        3/4/2004               10,228                      10,254
        3/5/2004               10,288                      10,316
        3/6/2004               10,288                      10,316
        3/7/2004               10,288                      10,316
        3/8/2004               10,204                      10,227
        3/9/2004               10,116                      10,146
       3/10/2004                9,952                       9,976
       3/11/2004                9,840                       9,864
       3/12/2004                9,984                      10,015
       3/13/2004                9,984                      10,015
       3/14/2004                9,984                      10,015
       3/15/2004                9,820                       9,847
       3/16/2004                9,832                       9,862
       3/17/2004                9,980                      10,009
       3/18/2004                9,956                       9,986
       3/19/2004                9,892                       9,922
       3/20/2004                9,892                       9,922
       3/21/2004                9,892                       9,922
       3/22/2004                9,720                       9,752
       3/23/2004                9,728                       9,764
       3/24/2004                9,640                       9,675
       3/25/2004                9,800                       9,840
       3/26/2004                9,812                       9,854
       3/27/2004                9,812                       9,854
       3/28/2004                9,812                       9,854
       3/29/2004                9,932                       9,988
       3/30/2004               10,004                      10,058
       3/31/2004               10,044                      10,102
        4/1/2004               10,128                      10,188
        4/2/2004               10,144                      10,206
        4/3/2004               10,144                      10,206
        4/4/2004               10,144                      10,206
        4/5/2004               10,184                      10,246
        4/6/2004               10,124                      10,188
        4/7/2004               10,116                      10,181
        4/8/2004               10,064                      10,135
        4/9/2004               10,064                      10,135
       4/10/2004               10,064                      10,135
       4/11/2004               10,064                      10,135
       4/12/2004               10,072                      10,143
       4/13/2004                9,892                       9,960
       4/14/2004                9,820                       9,888
       4/15/2004                9,836                       9,907
       4/16/2004                9,924                       9,997
       4/17/2004                9,924                       9,997
       4/18/2004                9,924                       9,997
       4/19/2004                9,932                      10,010
       4/20/2004                9,788                       9,862
       4/21/2004                9,872                       9,950
       4/22/2004               10,048                      10,128
       4/23/2004                9,988                      10,071
       4/24/2004                9,988                      10,071
       4/25/2004                9,988                      10,071
       4/26/2004                9,964                      10,045
       4/27/2004               10,000                      10,080
       4/28/2004                9,860                       9,937
       4/29/2004                9,696                       9,774
       4/30/2004                9,620                       9,702
        5/1/2004                9,620                       9,702
        5/2/2004                9,620                       9,702
        5/3/2004                9,700                       9,782
        5/4/2004                9,728                       9,810
        5/5/2004                9,748                       9,829
        5/6/2004                9,656                       9,733
        5/7/2004                9,444                       9,519
        5/8/2004                9,444                       9,519
        5/9/2004                9,444                       9,519
       5/10/2004                9,284                       9,357
       5/11/2004                9,388                       9,458
       5/12/2004                9,376                       9,441
       5/13/2004                9,392                       9,459
       5/14/2004                9,392                       9,458
       5/15/2004                9,392                       9,458
       5/16/2004                9,392                       9,458
       5/17/2004                9,284                       9,351
       5/18/2004                9,344                       9,414
       5/19/2004                9,316                       9,385
       5/20/2004                9,340                       9,409
       5/21/2004                9,372                       9,443
       5/22/2004                9,372                       9,443
       5/23/2004                9,372                       9,443
       5/24/2004                9,476                       9,552
       5/25/2004                9,652                       9,730
       5/26/2004                9,716                       9,794
       5/27/2004                9,764                       9,842
       5/28/2004                9,804                       9,887
       5/29/2004                9,804                       9,887
       5/30/2004                9,804                       9,887
       5/31/2004                9,804                       9,887
        6/1/2004                9,824                       9,907
        6/2/2004                9,844                       9,926
        6/3/2004                9,720                       9,799
        6/4/2004                9,788                       9,869
        6/5/2004                9,788                       9,869
        6/6/2004                9,788                       9,869
        6/7/2004                9,940                      10,026
        6/8/2004                9,920                      10,000
        6/9/2004                9,804                       9,883
       6/10/2004                9,836                       9,913
       6/11/2004                9,836                       9,913
       6/12/2004                9,836                       9,913
       6/13/2004                9,836                       9,913
       6/14/2004                9,712                       9,782
       6/15/2004                9,828                       9,901
       6/16/2004                9,844                       9,919
       6/17/2004                9,864                       9,939
       6/18/2004                9,872                       9,947
       6/19/2004                9,872                       9,947
       6/20/2004                9,872                       9,947
       6/21/2004                9,856                       9,932
       6/22/2004                9,904                       9,983
       6/23/2004               10,004                      10,082
       6/24/2004                9,984                      10,064
       6/25/2004               10,020                      10,103
       6/26/2004               10,020                      10,103
       6/27/2004               10,020                      10,103
       6/28/2004                9,964                      10,046
       6/29/2004                9,992                      10,068
       6/30/2004               10,100                      10,181
        7/1/2004                9,968                      10,045
        7/2/2004                9,956                      10,038
        7/3/2004                9,956                      10,038
        7/4/2004                9,956                      10,038
        7/5/2004                9,956                      10,038
        7/6/2004                9,832                       9,905
        7/7/2004                9,848                       9,917
        7/8/2004                9,740                       9,806
        7/9/2004                9,784                       9,855
       7/10/2004                9,784                       9,855
       7/11/2004                9,784                       9,855
       7/12/2004                9,776                       9,848
       7/13/2004                9,796                       9,869
       7/14/2004                9,784                       9,856
       7/15/2004                9,828                       9,899
       7/16/2004                9,780                       9,849
       7/17/2004                9,780                       9,849
       7/18/2004                9,780                       9,849
       7/19/2004                9,796                       9,863
       7/20/2004                9,892                       9,960
       7/21/2004                9,712                       9,765
       7/22/2004                9,680                       9,730
       7/23/2004                9,580                       9,630
       7/24/2004                9,580                       9,630
       7/25/2004                9,580                       9,630
       7/26/2004                9,512                       9,564
       7/27/2004                9,608                       9,663
       7/28/2004                9,576                       9,626
       7/29/2004                9,688                       9,741
       7/30/2004                9,676                       9,730
       7/31/2004                9,676                       9,730
        8/1/2004                9,676                       9,730
        8/2/2004                9,728                       9,780
        8/3/2004                9,640                       9,686
        8/4/2004                9,620                       9,665
        8/5/2004                9,448                       9,490
        8/6/2004                9,316                       9,359
        8/7/2004                9,316                       9,359
        8/8/2004                9,316                       9,359
        8/9/2004                9,332                       9,376
       8/10/2004                9,476                       9,521
       8/11/2004                9,416                       9,460
       8/12/2004                9,288                       9,329
       8/13/2004                9,280                       9,323
       8/14/2004                9,280                       9,323
       8/15/2004                9,280                       9,323
       8/16/2004                9,436                       9,480
       8/17/2004                9,472                       9,517
       8/18/2004                9,600                       9,647
       8/19/2004                9,540                       9,585
       8/20/2004                9,652                       9,696
       8/21/2004                9,652                       9,696
       8/22/2004                9,652                       9,696
       8/23/2004                9,608                       9,651
       8/24/2004                9,624                       9,672
       8/25/2004                9,712                       9,758
       8/26/2004                9,716                       9,763
       8/27/2004                9,756                       9,805
       8/28/2004                9,756                       9,805
       8/29/2004                9,756                       9,805
       8/30/2004                9,640                       9,688
       8/31/2004                9,732                       9,780
        9/1/2004                9,808                       9,855
        9/2/2004                9,880                       9,926
        9/3/2004                9,844                       9,894
        9/4/2004                9,844                       9,894
        9/5/2004                9,844                       9,894
        9/6/2004                9,844                       9,894
        9/7/2004                9,928                       9,978
        9/8/2004                9,800                       9,848
        9/9/2004                9,880                       9,929
       9/10/2004                9,892                       9,945
       9/11/2004                9,892                       9,945
       9/12/2004                9,892                       9,945
       9/13/2004                9,936                       9,991
       9/14/2004                9,904                       9,958
       9/15/2004                9,856                       9,908
       9/16/2004                9,940                      10,000
       9/17/2004                9,956                      10,017
       9/18/2004                9,956                      10,017
       9/19/2004                9,956                      10,017
       9/20/2004                9,908                       9,968
       9/21/2004                9,992                      10,057
       9/22/2004                9,892                       9,952
       9/23/2004                9,856                       9,918
       9/24/2004                9,896                       9,963
       9/25/2004                9,896                       9,963
       9/26/2004                9,896                       9,963
       9/27/2004                9,828                       9,894
       9/28/2004                9,888                       9,955
       9/29/2004                9,904                       9,971
       9/30/2004                9,992                      10,062
       10/1/2004               10,136                      10,209
       10/2/2004               10,136                      10,209
       10/3/2004               10,136                      10,209
       10/4/2004               10,128                      10,204
       10/5/2004               10,112                      10,187
       10/6/2004               10,184                      10,264
       10/7/2004               10,048                      10,127
       10/8/2004                9,988                      10,067
       10/9/2004                9,988                      10,067
      10/10/2004                9,988                      10,067
      10/11/2004                9,980                      10,059
      10/12/2004                9,964                      10,043
      10/13/2004                9,852                       9,929
      10/14/2004                9,792                       9,870
      10/15/2004                9,832                       9,911
      10/16/2004                9,832                       9,911
      10/17/2004                9,832                       9,911
      10/18/2004                9,840                       9,922
      10/19/2004                9,760                       9,841
      10/20/2004                9,780                       9,862
      10/21/2004                9,864                       9,950
      10/22/2004                9,800                       9,885
      10/23/2004                9,800                       9,885
      10/24/2004                9,800                       9,885
      10/25/2004                9,844                       9,933
      10/26/2004                9,940                      10,031
      10/27/2004               10,044                      10,139
      10/28/2004               10,020                      10,116
      10/29/2004               10,036                      10,134
      10/30/2004               10,036                      10,134
      10/31/2004               10,036                      10,134
       11/1/2004               10,064                      10,160
       11/2/2004               10,048                      10,144
       11/3/2004               10,196                      10,296
       11/4/2004               10,352                      10,451
       11/5/2004               10,352                      10,457
       11/6/2004               10,352                      10,457
       11/7/2004               10,352                      10,457
       11/8/2004               10,320                      10,422
       11/9/2004               10,360                      10,462
      11/10/2004               10,384                      10,487
      11/11/2004               10,480                      10,586
      11/12/2004               10,608                      10,717
      11/13/2004               10,608                      10,717
      11/14/2004               10,608                      10,717
      11/15/2004               10,592                      10,701
      11/16/2004               10,540                      10,646
      11/17/2004               10,624                      10,731
      11/18/2004               10,628                      10,735
      11/19/2004               10,520                      10,628
      11/20/2004               10,520                      10,628
      11/21/2004               10,520                      10,628
      11/22/2004               10,618                      10,730
      11/23/2004               10,655                      10,767
      11/24/2004               10,751                      10,863
      11/25/2004               10,751                      10,863
      11/26/2004               10,763                      10,877
      11/27/2004               10,763                      10,877
      11/28/2004               10,763                      10,877
      11/29/2004               10,735                      10,851
      11/30/2004               10,719                      10,837
       12/1/2004               10,831                      10,949
       12/2/2004               10,767                      10,885
       12/3/2004               10,803                      10,924
       12/4/2004               10,803                      10,924
       12/5/2004               10,803                      10,924
       12/6/2004               10,751                      10,874
       12/7/2004               10,614                      10,734
       12/8/2004               10,663                      10,778
       12/9/2004               10,715                      10,834
      12/10/2004               10,751                      10,870
      12/11/2004               10,751                      10,870
      12/12/2004               10,751                      10,870
      12/13/2004               10,831                      10,951
      12/14/2004               10,920                      11,045
      12/15/2004               11,020                      11,147
      12/16/2004               10,952                      11,078
      12/17/2004               10,944                      11,070
      12/18/2004               10,944                      11,070
      12/19/2004               10,944                      11,070
      12/20/2004               10,875                      11,002
      12/21/2004               10,988                      11,116
      12/22/2004               11,020                      11,151
      12/23/2004               11,024                      11,157
      12/24/2004               11,024                      11,157
      12/25/2004               11,024                      11,157
      12/26/2004               11,024                      11,157
      12/27/2004               10,964                      11,095
      12/28/2004               11,080                      11,215
      12/29/2004               11,096                      11,228
      12/30/2004               11,140                      11,271
      12/31/2004               11,116                      11,250
        1/1/2005               11,116                      11,250
        1/2/2005               11,116                      11,250
        1/3/2005               10,940                      11,070
        1/4/2005               10,771                      10,898
        1/5/2005               10,643                      10,769
        1/6/2005               10,683                      10,809
        1/7/2005               10,614                      10,745
        1/8/2005               10,614                      10,745
        1/9/2005               10,614                      10,745
       1/10/2005               10,667                      10,798
       1/11/2005               10,598                      10,732
       1/12/2005               10,626                      10,757
       1/13/2005               10,626                      10,761
       1/14/2005               10,723                      10,860
       1/15/2005               10,723                      10,860
       1/16/2005               10,723                      10,860
       1/17/2005               10,723                      10,860
       1/18/2005               10,819                      10,961
       1/19/2005               10,727                      10,867
       1/20/2005               10,659                      10,799
       1/21/2005               10,602                      10,746
       1/22/2005               10,602                      10,746
       1/23/2005               10,602                      10,746
       1/24/2005               10,550                      10,691
       1/25/2005               10,558                      10,698
       1/26/2005               10,659                      10,801
       1/27/2005               10,671                      10,814
       1/28/2005               10,638                      10,783
       1/29/2005               10,638                      10,783
       1/30/2005               10,638                      10,783
       1/31/2005               10,783                      10,929
        2/1/2005               10,859                      11,009
        2/2/2005               10,916                      11,063
        2/3/2005               10,879                      11,028
        2/4/2005               11,036                      11,190
        2/5/2005               11,036                      11,190
        2/6/2005               11,036                      11,190
        2/7/2005               11,012                      11,165
        2/8/2005               11,068                      11,223
        2/9/2005               10,928                      11,081
       2/10/2005               10,956                      11,109
       2/11/2005               11,048                      11,201
       2/12/2005               11,048                      11,201
       2/13/2005               11,048                      11,201
       2/14/2005               11,060                      11,215
       2/15/2005               11,072                      11,229
       2/16/2005               11,128                      11,285
       2/17/2005               11,044                      11,199
       2/18/2005               11,020                      11,179
       2/19/2005               11,020                      11,179
       2/20/2005               11,020                      11,179
       2/21/2005               11,020                      11,179
       2/22/2005               10,831                      10,987
       2/23/2005               10,879                      11,038
       2/24/2005               11,016                      11,175
       2/25/2005               11,165                      11,330
       2/26/2005               11,165                      11,330
       2/27/2005               11,165                      11,330
       2/28/2005               11,092                      11,254
        3/1/2005               11,205                      11,370
        3/2/2005               11,177                      11,344
        3/3/2005               11,177                      11,345
        3/4/2005               11,321                      11,494
        3/5/2005               11,321                      11,494
        3/6/2005               11,321                      11,494
        3/7/2005               11,385                      11,558
        3/8/2005               11,277                      11,446
        3/9/2005               11,140                      11,308
       3/10/2005               11,145                      11,311
       3/11/2005               11,124                      11,291
       3/12/2005               11,124                      11,291
       3/13/2005               11,124                      11,291
       3/14/2005               11,233                      11,402
       3/15/2005               11,169                      11,335
       3/16/2005               11,084                      11,250
       3/17/2005               11,096                      11,266
       3/18/2005               11,040                      11,212
       3/19/2005               11,040                      11,212
       3/20/2005               11,040                      11,212
       3/21/2005               11,020                      11,193
       3/22/2005               10,960                      11,128
       3/23/2005               10,867                      11,036
       3/24/2005               10,892                      11,061
       3/25/2005               10,892                      11,061
       3/26/2005               10,892                      11,061
       3/27/2005               10,892                      11,061
       3/28/2005               10,904                      11,076
       3/29/2005               10,787                      10,954
       3/30/2005               10,908                      11,078
       3/31/2005               10,960                      11,132

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          MID-CAP VALUE FUND         S&P MIDCAP 400/
         DATE                  H-CLASS              BARRA VALUE INDEX
      ----------          ------------------        -----------------

       2/20/2004               10,000                      10,000
       2/21/2004               10,000                      10,000
       2/22/2004               10,000                      10,000
       2/23/2004                9,896                       9,901
       2/24/2004                9,908                       9,916
       2/25/2004                9,980                       9,986
       2/26/2004               10,060                      10,075
       2/27/2004               10,076                      10,096
       2/28/2004               10,076                      10,096
       2/29/2004               10,076                      10,096
        3/1/2004               10,204                      10,224
        3/2/2004               10,184                      10,205
        3/3/2004               10,184                      10,207
        3/4/2004               10,232                      10,254
        3/5/2004               10,292                      10,316
        3/6/2004               10,292                      10,316
        3/7/2004               10,292                      10,316
        3/8/2004               10,204                      10,227
        3/9/2004               10,120                      10,146
       3/10/2004                9,956                       9,976
       3/11/2004                9,844                       9,864
       3/12/2004                9,992                      10,015
       3/13/2004                9,992                      10,015
       3/14/2004                9,992                      10,015
       3/15/2004                9,824                       9,847
       3/16/2004                9,840                       9,862
       3/17/2004                9,984                      10,009
       3/18/2004                9,960                       9,986
       3/19/2004                9,896                       9,922
       3/20/2004                9,896                       9,922
       3/21/2004                9,896                       9,922
       3/22/2004                9,724                       9,752
       3/23/2004                9,736                       9,764
       3/24/2004                9,648                       9,675
       3/25/2004                9,808                       9,840
       3/26/2004                9,820                       9,854
       3/27/2004                9,820                       9,854
       3/28/2004                9,820                       9,854
       3/29/2004                9,940                       9,988
       3/30/2004               10,012                      10,058
       3/31/2004               10,052                      10,102
        4/1/2004               10,136                      10,188
        4/2/2004               10,156                      10,206
        4/3/2004               10,156                      10,206
        4/4/2004               10,156                      10,206
        4/5/2004               10,192                      10,246
        4/6/2004               10,132                      10,188
        4/7/2004               10,124                      10,181
        4/8/2004               10,076                      10,135
        4/9/2004               10,076                      10,135
       4/10/2004               10,076                      10,135
       4/11/2004               10,076                      10,135
       4/12/2004               10,084                      10,143
       4/13/2004                9,904                       9,960
       4/14/2004                9,832                       9,888
       4/15/2004                9,848                       9,907
       4/16/2004                9,936                       9,997
       4/17/2004                9,936                       9,997
       4/18/2004                9,936                       9,997
       4/19/2004                9,944                      10,010
       4/20/2004                9,800                       9,862
       4/21/2004                9,884                       9,950
       4/22/2004               10,060                      10,128
       4/23/2004               10,000                      10,071
       4/24/2004               10,000                      10,071
       4/25/2004               10,000                      10,071
       4/26/2004                9,976                      10,045
       4/27/2004               10,012                      10,080
       4/28/2004                9,872                       9,937
       4/29/2004                9,708                       9,774
       4/30/2004                9,636                       9,702
        5/1/2004                9,636                       9,702
        5/2/2004                9,636                       9,702
        5/3/2004                9,712                       9,782
        5/4/2004                9,740                       9,810
        5/5/2004                9,760                       9,829
        5/6/2004                9,668                       9,733
        5/7/2004                9,456                       9,519
        5/8/2004                9,456                       9,519
        5/9/2004                9,456                       9,519
       5/10/2004                9,296                       9,357
       5/11/2004                9,404                       9,458
       5/12/2004                9,388                       9,441
       5/13/2004                9,408                       9,459
       5/14/2004                9,404                       9,458
       5/15/2004                9,404                       9,458
       5/16/2004                9,404                       9,458
       5/17/2004                9,300                       9,351
       5/18/2004                9,356                       9,414
       5/19/2004                9,328                       9,385
       5/20/2004                9,352                       9,409
       5/21/2004                9,384                       9,443
       5/22/2004                9,384                       9,443
       5/23/2004                9,384                       9,443
       5/24/2004                9,492                       9,552
       5/25/2004                9,668                       9,730
       5/26/2004                9,732                       9,794
       5/27/2004                9,780                       9,842
       5/28/2004                9,824                       9,887
       5/29/2004                9,824                       9,887
       5/30/2004                9,824                       9,887
       5/31/2004                9,824                       9,887
        6/1/2004                9,840                       9,907
        6/2/2004                9,860                       9,926
        6/3/2004                9,736                       9,799
        6/4/2004                9,808                       9,869
        6/5/2004                9,808                       9,869
        6/6/2004                9,808                       9,869
        6/7/2004                9,960                      10,026
        6/8/2004                9,940                      10,000
        6/9/2004                9,824                       9,883
       6/10/2004                9,856                       9,913
       6/11/2004                9,856                       9,913
       6/12/2004                9,856                       9,913
       6/13/2004                9,856                       9,913
       6/14/2004                9,732                       9,782
       6/15/2004                9,848                       9,901
       6/16/2004                9,868                       9,919
       6/17/2004                9,888                       9,939
       6/18/2004                9,892                       9,947
       6/19/2004                9,892                       9,947
       6/20/2004                9,892                       9,947
       6/21/2004                9,876                       9,932
       6/22/2004                9,928                       9,983
       6/23/2004               10,024                      10,082
       6/24/2004               10,008                      10,064
       6/25/2004               10,044                      10,103
       6/26/2004               10,044                      10,103
       6/27/2004               10,044                      10,103
       6/28/2004                9,992                      10,046
       6/29/2004               10,016                      10,068
       6/30/2004               10,124                      10,181
        7/1/2004                9,992                      10,045
        7/2/2004                9,984                      10,038
        7/3/2004                9,984                      10,038
        7/4/2004                9,984                      10,038
        7/5/2004                9,984                      10,038
        7/6/2004                9,852                       9,905
        7/7/2004                9,864                       9,917
        7/8/2004                9,756                       9,806
        7/9/2004                9,804                       9,855
       7/10/2004                9,804                       9,855
       7/11/2004                9,804                       9,855
       7/12/2004                9,796                       9,848
       7/13/2004                9,816                       9,869
       7/14/2004                9,804                       9,856
       7/15/2004                9,848                       9,899
       7/16/2004                9,800                       9,849
       7/17/2004                9,800                       9,849
       7/18/2004                9,800                       9,849
       7/19/2004                9,812                       9,863
       7/20/2004                9,908                       9,960
       7/21/2004                9,732                       9,765
       7/22/2004                9,692                       9,730
       7/23/2004                9,596                       9,630
       7/24/2004                9,596                       9,630
       7/25/2004                9,596                       9,630
       7/26/2004                9,528                       9,564
       7/27/2004                9,628                       9,663
       7/28/2004                9,592                       9,626
       7/29/2004                9,704                       9,741
       7/30/2004                9,696                       9,730
       7/31/2004                9,696                       9,730
        8/1/2004                9,696                       9,730
        8/2/2004                9,744                       9,780
        8/3/2004                9,656                       9,686
        8/4/2004                9,640                       9,665
        8/5/2004                9,468                       9,490
        8/6/2004                9,336                       9,359
        8/7/2004                9,336                       9,359
        8/8/2004                9,336                       9,359
        8/9/2004                9,352                       9,376
       8/10/2004                9,496                       9,521
       8/11/2004                9,436                       9,460
       8/12/2004                9,308                       9,329
       8/13/2004                9,300                       9,323
       8/14/2004                9,300                       9,323
       8/15/2004                9,300                       9,323
       8/16/2004                9,456                       9,480
       8/17/2004                9,492                       9,517
       8/18/2004                9,624                       9,647
       8/19/2004                9,564                       9,585
       8/20/2004                9,672                       9,696
       8/21/2004                9,672                       9,696
       8/22/2004                9,672                       9,696
       8/23/2004                9,628                       9,651
       8/24/2004                9,648                       9,672
       8/25/2004                9,736                       9,758
       8/26/2004                9,740                       9,763
       8/27/2004                9,780                       9,805
       8/28/2004                9,780                       9,805
       8/29/2004                9,780                       9,805
       8/30/2004                9,664                       9,688
       8/31/2004                9,756                       9,780
        9/1/2004                9,832                       9,855
        9/2/2004                9,904                       9,926
        9/3/2004                9,868                       9,894
        9/4/2004                9,868                       9,894
        9/5/2004                9,868                       9,894
        9/6/2004                9,868                       9,894
        9/7/2004                9,952                       9,978
        9/8/2004                9,828                       9,848
        9/9/2004                9,904                       9,929
       9/10/2004                9,920                       9,945
       9/11/2004                9,920                       9,945
       9/12/2004                9,920                       9,945
       9/13/2004                9,964                       9,991
       9/14/2004                9,932                       9,958
       9/15/2004                9,880                       9,908
       9/16/2004                9,968                      10,000
       9/17/2004                9,984                      10,017
       9/18/2004                9,984                      10,017
       9/19/2004                9,984                      10,017
       9/20/2004                9,936                       9,968
       9/21/2004               10,024                      10,057
       9/22/2004                9,920                       9,952
       9/23/2004                9,884                       9,918
       9/24/2004                9,928                       9,963
       9/25/2004                9,928                       9,963
       9/26/2004                9,928                       9,963
       9/27/2004                9,860                       9,894
       9/28/2004                9,920                       9,955
       9/29/2004                9,936                       9,971
       9/30/2004               10,028                      10,062
       10/1/2004               10,168                      10,209
       10/2/2004               10,168                      10,209
       10/3/2004               10,168                      10,209
       10/4/2004               10,164                      10,204
       10/5/2004               10,144                      10,187
       10/6/2004               10,224                      10,264
       10/7/2004               10,088                      10,127
       10/8/2004               10,024                      10,067
       10/9/2004               10,024                      10,067
      10/10/2004               10,024                      10,067
      10/11/2004               10,016                      10,059
      10/12/2004               10,000                      10,043
      10/13/2004                9,888                       9,929
      10/14/2004                9,828                       9,870
      10/15/2004                9,868                       9,911
      10/16/2004                9,868                       9,911
      10/17/2004                9,868                       9,911
      10/18/2004                9,880                       9,922
      10/19/2004                9,796                       9,841
      10/20/2004                9,816                       9,862
      10/21/2004                9,904                       9,950
      10/22/2004                9,836                       9,885
      10/23/2004                9,836                       9,885
      10/24/2004                9,836                       9,885
      10/25/2004                9,884                       9,933
      10/26/2004                9,980                      10,031
      10/27/2004               10,084                      10,139
      10/28/2004               10,064                      10,116
      10/29/2004               10,080                      10,134
      10/30/2004               10,080                      10,134
      10/31/2004               10,080                      10,134
       11/1/2004               10,104                      10,160
       11/2/2004               10,088                      10,144
       11/3/2004               10,240                      10,296
       11/4/2004               10,392                      10,451
       11/5/2004               10,396                      10,457
       11/6/2004               10,396                      10,457
       11/7/2004               10,396                      10,457
       11/8/2004               10,364                      10,422
       11/9/2004               10,404                      10,462
      11/10/2004               10,432                      10,487
      11/11/2004               10,528                      10,586
      11/12/2004               10,656                      10,717
      11/13/2004               10,656                      10,717
      11/14/2004               10,656                      10,717
      11/15/2004               10,640                      10,701
      11/16/2004               10,588                      10,646
      11/17/2004               10,672                      10,731
      11/18/2004               10,676                      10,735
      11/19/2004               10,568                      10,628
      11/20/2004               10,568                      10,628
      11/21/2004               10,568                      10,628
      11/22/2004               10,666                      10,730
      11/23/2004               10,707                      10,767
      11/24/2004               10,799                      10,863
      11/25/2004               10,799                      10,863
      11/26/2004               10,815                      10,877
      11/27/2004               10,815                      10,877
      11/28/2004               10,815                      10,877
      11/29/2004               10,787                      10,851
      11/30/2004               10,775                      10,837
       12/1/2004               10,883                      10,949
       12/2/2004               10,819                      10,885
       12/3/2004               10,859                      10,924
       12/4/2004               10,859                      10,924
       12/5/2004               10,859                      10,924
       12/6/2004               10,807                      10,874
       12/7/2004               10,666                      10,734
       12/8/2004               10,715                      10,778
       12/9/2004               10,771                      10,834
      12/10/2004               10,803                      10,870
      12/11/2004               10,803                      10,870
      12/12/2004               10,803                      10,870
      12/13/2004               10,887                      10,951
      12/14/2004               10,976                      11,045
      12/15/2004               11,080                      11,147
      12/16/2004               11,008                      11,078
      12/17/2004               11,000                      11,070
      12/18/2004               11,000                      11,070
      12/19/2004               11,000                      11,070
      12/20/2004               10,931                      11,002
      12/21/2004               11,044                      11,116
      12/22/2004               11,080                      11,151
      12/23/2004               11,084                      11,157
      12/24/2004               11,084                      11,157
      12/25/2004               11,084                      11,157
      12/26/2004               11,084                      11,157
      12/27/2004               11,024                      11,095
      12/28/2004               11,140                      11,215
      12/29/2004               11,156                      11,228
      12/30/2004               11,201                      11,271
      12/31/2004               11,176                      11,250
        1/1/2005               11,176                      11,250
        1/2/2005               11,176                      11,250
        1/3/2005               11,000                      11,070
        1/4/2005               10,831                      10,898
        1/5/2005               10,703                      10,769
        1/6/2005               10,743                      10,809
        1/7/2005               10,678                      10,745
        1/8/2005               10,678                      10,745
        1/9/2005               10,678                      10,745
       1/10/2005               10,727                      10,798
       1/11/2005               10,662                      10,732
       1/12/2005               10,686                      10,757
       1/13/2005               10,691                      10,761
       1/14/2005               10,787                      10,860
       1/15/2005               10,787                      10,860
       1/16/2005               10,787                      10,860
       1/17/2005               10,787                      10,860
       1/18/2005               10,883                      10,961
       1/19/2005               10,791                      10,867
       1/20/2005               10,723                      10,799
       1/21/2005               10,666                      10,746
       1/22/2005               10,666                      10,746
       1/23/2005               10,666                      10,746
       1/24/2005               10,614                      10,691
       1/25/2005               10,618                      10,698
       1/26/2005               10,719                      10,801
       1/27/2005               10,735                      10,814
       1/28/2005               10,703                      10,783
       1/29/2005               10,703                      10,783
       1/30/2005               10,703                      10,783
       1/31/2005               10,847                      10,929
        2/1/2005               10,923                      11,009
        2/2/2005               10,980                      11,063
        2/3/2005               10,944                      11,028
        2/4/2005               11,104                      11,190
        2/5/2005               11,104                      11,190
        2/6/2005               11,104                      11,190
        2/7/2005               11,080                      11,165
        2/8/2005               11,136                      11,223
        2/9/2005               10,996                      11,081
       2/10/2005               11,024                      11,109
       2/11/2005               11,116                      11,201
       2/12/2005               11,116                      11,201
       2/13/2005               11,116                      11,201
       2/14/2005               11,128                      11,215
       2/15/2005               11,140                      11,229
       2/16/2005               11,197                      11,285
       2/17/2005               11,112                      11,199
       2/18/2005               11,092                      11,179
       2/19/2005               11,092                      11,179
       2/20/2005               11,092                      11,179
       2/21/2005               11,092                      11,179
       2/22/2005               10,899                      10,987
       2/23/2005               10,952                      11,038
       2/24/2005               11,088                      11,175
       2/25/2005               11,241                      11,330
       2/26/2005               11,241                      11,330
       2/27/2005               11,241                      11,330
       2/28/2005               11,164                      11,254
        3/1/2005               11,277                      11,370
        3/2/2005               11,253                      11,344
        3/3/2005               11,253                      11,345
        3/4/2005               11,397                      11,494
        3/5/2005               11,397                      11,494
        3/6/2005               11,397                      11,494
        3/7/2005               11,462                      11,558
        3/8/2005               11,353                      11,446
        3/9/2005               11,217                      11,308
       3/10/2005               11,221                      11,311
       3/11/2005               11,201                      11,291
       3/12/2005               11,201                      11,291
       3/13/2005               11,201                      11,291
       3/14/2005               11,309                      11,402
       3/15/2005               11,245                      11,335
       3/16/2005               11,160                      11,250
       3/17/2005               11,172                      11,266
       3/18/2005               11,120                      11,212
       3/19/2005               11,120                      11,212
       3/20/2005               11,120                      11,212
       3/21/2005               11,100                      11,193
       3/22/2005               11,036                      11,128
       3/23/2005               10,944                      11,036
       3/24/2005               10,968                      11,061
       3/25/2005               10,968                      11,061
       3/26/2005               10,968                      11,061
       3/27/2005               10,968                      11,061
       3/28/2005               10,984                      11,076
       3/29/2005               10,863                      10,954
       3/30/2005               10,988                      11,078
       3/31/2005               11,040                      11,132

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

----------------------------------------------------------------------------------------
                                      A-CLASS         C-CLASS              H-CLASS
                                     (09/01/04)      (02/20/04)           (02/20/04)
----------------------------------------------------------------------------------------
                                       SINCE      ONE       SINCE      ONE       SINCE
                                     INCEPTION    YEAR    INCEPTION    YEAR    INCEPTION
----------------------------------------------------------------------------------------
MID-CAP VALUE FUND                     12.29%     9.12%     8.61%      9.83%      9.33%
S&P MIDCAP 400/BARRA VALUE INDEX       12.96%    10.20%    10.15%     10.20%     10.15%
----------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                              MID-CAP VALUE FUND       S&P MIDCAP 400/BARRA VALUE INDEX
                              ------------------       --------------------------------
Other                               0.9%                            0.8%
Financials                         22.1%                           24.7%
Consumer Discretionary             16.9%                           16.7%
Information Technology             12.5%                           13.0%
Utilities                          11.2%                           11.2%
Industrials                         9.3%                            8.7%
Energy                              8.3%                            7.0%
Materials                           6.4%                            6.5%
Health Care                         6.1%                            5.7%
Consumer Staples                    5.7%                            5.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                               September 1, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
DR Horton, Inc.                                    1.7%
Lennar Corp. -- Class A                            1.7%
Weatherford International Ltd.                     1.5%
Pioneer Natural Resources Co.                      1.2%
Caesars Entertainment, Inc.                        1.2%
Toll Brothers, Inc.                                1.1%
Tyson Foods, Inc. -- Class A                       1.1%
Fidelity National Financial, Inc.                  1.1%
Constellation Brands, Inc. -- Class A              1.1%
ENSCO International, Inc.                          1.1%
-------------------------------------------------------
Top Ten Total                                     12.8%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index. The investment objective of the Large-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

Inception: February 20, 2004

For the one-year period ending March 31, 2005, large-cap stocks lagged mid- and small-cap issues. Among large-cap value, as with most other styles, utilities, energy and materials were by far the best performers. Information technology and financials were the worst, each suffering modest losses. Rydex Large-Cap Value Fund H-Class returned 6.99%, in line with the S&P 500/Barra Value Index's return of 6.98%.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        LARGE-CAP VALUE FUND          S&P 500/BARRA
         DATE                 C-CLASS                  VALUE INDEX
      ----------        --------------------          -------------

       2/20/2004             10,000                      10,000
       2/21/2004             10,000                      10,000
       2/22/2004             10,000                      10,000
       2/23/2004              9,976                       9,981
       2/24/2004              9,952                       9,957
       2/25/2004             10,008                      10,016
       2/26/2004             10,040                      10,046
       2/27/2004             10,052                      10,062
       2/28/2004             10,052                      10,062
       2/29/2004             10,052                      10,062
        3/1/2004             10,140                      10,156
        3/2/2004             10,104                      10,121
        3/3/2004             10,132                      10,146
        3/4/2004             10,160                      10,174
        3/5/2004             10,192                      10,212
        3/6/2004             10,192                      10,212
        3/7/2004             10,192                      10,212
        3/8/2004             10,132                      10,148
        3/9/2004             10,060                      10,080
       3/10/2004              9,896                       9,912
       3/11/2004              9,752                       9,765
       3/12/2004              9,884                       9,905
       3/13/2004              9,884                       9,905
       3/14/2004              9,884                       9,905
       3/15/2004              9,744                       9,763
       3/16/2004              9,804                       9,825
       3/17/2004              9,944                       9,965
       3/18/2004              9,948                       9,971
       3/19/2004              9,844                       9,871
       3/20/2004              9,844                       9,871
       3/21/2004              9,844                       9,871
       3/22/2004              9,704                       9,733
       3/23/2004              9,688                       9,715
       3/24/2004              9,628                       9,658
       3/25/2004              9,760                       9,791
       3/26/2004              9,768                       9,800
       3/27/2004              9,768                       9,800
       3/28/2004              9,768                       9,800
       3/29/2004              9,884                       9,917
       3/30/2004              9,940                       9,975
       3/31/2004              9,940                       9,979
        4/1/2004              9,996                      10,035
        4/2/2004             10,036                      10,077
        4/3/2004             10,036                      10,077
        4/4/2004             10,036                      10,077
        4/5/2004             10,112                      10,153
        4/6/2004             10,108                      10,144
        4/7/2004             10,036                      10,074
        4/8/2004             10,028                      10,066
        4/9/2004             10,028                      10,066
       4/10/2004             10,028                      10,066
       4/11/2004             10,028                      10,066
       4/12/2004             10,080                      10,119
       4/13/2004              9,912                       9,950
       4/14/2004              9,864                       9,904
       4/15/2004              9,844                       9,888
       4/16/2004              9,912                       9,957
       4/17/2004              9,912                       9,957
       4/18/2004              9,912                       9,957
       4/19/2004              9,900                       9,946
       4/20/2004              9,756                       9,803
       4/21/2004              9,808                       9,857
       4/22/2004              9,964                      10,016
       4/23/2004              9,936                       9,988
       4/24/2004              9,936                       9,988
       4/25/2004              9,936                       9,988
       4/26/2004              9,904                       9,958
       4/27/2004              9,936                       9,991
       4/28/2004              9,800                       9,851
       4/29/2004              9,716                       9,764
       4/30/2004              9,668                       9,716
        5/1/2004              9,668                       9,716
        5/2/2004              9,668                       9,716
        5/3/2004              9,752                       9,801
        5/4/2004              9,776                       9,827
        5/5/2004              9,796                       9,843
        5/6/2004              9,704                       9,749
        5/7/2004              9,512                       9,559
        5/8/2004              9,512                       9,559
        5/9/2004              9,512                       9,559
       5/10/2004              9,372                       9,414
       5/11/2004              9,452                       9,496
       5/12/2004              9,508                       9,549
       5/13/2004              9,508                       9,551
       5/14/2004              9,524                       9,571
       5/15/2004              9,524                       9,571
       5/16/2004              9,524                       9,571
       5/17/2004              9,408                       9,451
       5/18/2004              9,476                       9,523
       5/19/2004              9,468                       9,512
       5/20/2004              9,476                       9,520
       5/21/2004              9,516                       9,564
       5/22/2004              9,516                       9,564
       5/23/2004              9,516                       9,564
       5/24/2004              9,560                       9,611
       5/25/2004              9,712                       9,768
       5/26/2004              9,724                       9,776
       5/27/2004              9,752                       9,806
       5/28/2004              9,752                       9,809
       5/29/2004              9,752                       9,809
       5/30/2004              9,752                       9,809
       5/31/2004              9,752                       9,809
        6/1/2004              9,756                       9,812
        6/2/2004              9,800                       9,851
        6/3/2004              9,720                       9,771
        6/4/2004              9,768                       9,822
        6/5/2004              9,768                       9,822
        6/6/2004              9,768                       9,822
        6/7/2004              9,924                       9,979
        6/8/2004              9,924                       9,978
        6/9/2004              9,832                       9,885
       6/10/2004              9,888                       9,943
       6/11/2004              9,888                       9,943
       6/12/2004              9,888                       9,943
       6/13/2004              9,888                       9,943
       6/14/2004              9,772                       9,826
       6/15/2004              9,828                       9,882
       6/16/2004              9,856                       9,908
       6/17/2004              9,860                       9,914
       6/18/2004              9,892                       9,948
       6/19/2004              9,892                       9,948
       6/20/2004              9,892                       9,948
       6/21/2004              9,852                       9,907
       6/22/2004              9,880                       9,940
       6/23/2004              9,964                      10,025
       6/24/2004              9,944                      10,007
       6/25/2004              9,908                       9,976
       6/26/2004              9,908                       9,976
       6/27/2004              9,908                       9,976
       6/28/2004              9,888                       9,949
       6/29/2004              9,900                       9,959
       6/30/2004              9,948                      10,008
        7/1/2004              9,860                       9,918
        7/2/2004              9,844                       9,904
        7/3/2004              9,844                       9,904
        7/4/2004              9,844                       9,904
        7/5/2004              9,844                       9,904
        7/6/2004              9,764                       9,825
        7/7/2004              9,788                       9,845
        7/8/2004              9,708                       9,761
        7/9/2004              9,732                       9,788
       7/10/2004              9,732                       9,788
       7/11/2004              9,732                       9,788
       7/12/2004              9,760                       9,814
       7/13/2004              9,760                       9,818
       7/14/2004              9,744                       9,798
       7/15/2004              9,700                       9,757
       7/16/2004              9,676                       9,733
       7/17/2004              9,676                       9,733
       7/18/2004              9,676                       9,733
       7/19/2004              9,688                       9,745
       7/20/2004              9,748                       9,805
       7/21/2004              9,624                       9,682
       7/22/2004              9,640                       9,696
       7/23/2004              9,592                       9,650
       7/24/2004              9,592                       9,650
       7/25/2004              9,592                       9,650
       7/26/2004              9,580                       9,638
       7/27/2004              9,672                       9,730
       7/28/2004              9,684                       9,743
       7/29/2004              9,744                       9,799
       7/30/2004              9,744                       9,800
       7/31/2004              9,744                       9,800
        8/1/2004              9,744                       9,800
        8/2/2004              9,784                       9,841
        8/3/2004              9,752                       9,808
        8/4/2004              9,724                       9,779
        8/5/2004              9,580                       9,634
        8/6/2004              9,444                       9,495
        8/7/2004              9,444                       9,495
        8/8/2004              9,444                       9,495
        8/9/2004              9,460                       9,511
       8/10/2004              9,576                       9,627
       8/11/2004              9,552                       9,601
       8/12/2004              9,436                       9,480
       8/13/2004              9,436                       9,485
       8/14/2004              9,436                       9,485
       8/15/2004              9,436                       9,485
       8/16/2004              9,584                       9,635
       8/17/2004              9,600                       9,651
       8/18/2004              9,712                       9,762
       8/19/2004              9,684                       9,735
       8/20/2004              9,764                       9,815
       8/21/2004              9,764                       9,815
       8/22/2004              9,764                       9,815
       8/23/2004              9,728                       9,778
       8/24/2004              9,732                       9,784
       8/25/2004              9,808                       9,859
       8/26/2004              9,816                       9,870
       8/27/2004              9,836                       9,890
       8/28/2004              9,836                       9,890
       8/29/2004              9,836                       9,890
       8/30/2004              9,772                       9,825
       8/31/2004              9,836                       9,887
        9/1/2004              9,840                       9,889
        9/2/2004              9,944                       9,996
        9/3/2004              9,920                       9,975
        9/4/2004              9,920                       9,975
        9/5/2004              9,920                       9,975
        9/6/2004              9,920                       9,975
        9/7/2004             10,000                      10,054
        9/8/2004              9,940                       9,992
        9/9/2004              9,956                      10,012
       9/10/2004              9,992                      10,049
       9/11/2004              9,992                      10,049
       9/12/2004              9,992                      10,049
       9/13/2004             10,004                      10,064
       9/14/2004             10,020                      10,079
       9/15/2004              9,956                      10,016
       9/16/2004             10,020                      10,078
       9/17/2004             10,056                      10,117
       9/18/2004             10,056                      10,117
       9/19/2004             10,056                      10,117
       9/20/2004             10,000                      10,062
       9/21/2004             10,092                      10,153
       9/22/2004              9,968                      10,028
       9/23/2004              9,908                       9,967
       9/24/2004              9,948                      10,011
       9/25/2004              9,948                      10,011
       9/26/2004              9,948                      10,011
       9/27/2004              9,892                       9,953
       9/28/2004              9,948                      10,009
       9/29/2004              9,964                      10,025
       9/30/2004              9,996                      10,060
       10/1/2004             10,140                      10,209
       10/2/2004             10,140                      10,209
       10/3/2004             10,140                      10,209
       10/4/2004             10,176                      10,243
       10/5/2004             10,168                      10,234
       10/6/2004             10,252                      10,314
       10/7/2004             10,180                      10,242
       10/8/2004             10,132                      10,194
       10/9/2004             10,132                      10,194
      10/10/2004             10,132                      10,194
      10/11/2004             10,140                      10,203
      10/12/2004             10,116                      10,181
      10/13/2004             10,020                      10,082
      10/14/2004              9,908                       9,968
      10/15/2004              9,952                      10,017
      10/16/2004              9,952                      10,017
      10/17/2004              9,952                      10,017
      10/18/2004              9,972                      10,039
      10/19/2004              9,852                       9,916
      10/20/2004              9,844                       9,908
      10/21/2004              9,860                       9,926
      10/22/2004              9,792                       9,860
      10/23/2004              9,792                       9,860
      10/24/2004              9,792                       9,860
      10/25/2004              9,808                       9,876
      10/26/2004              9,972                      10,045
      10/27/2004             10,056                      10,128
      10/28/2004             10,084                      10,149
      10/29/2004             10,124                      10,193
      10/30/2004             10,124                      10,193
      10/31/2004             10,124                      10,193
       11/1/2004             10,140                      10,211
       11/2/2004             10,132                      10,202
       11/3/2004             10,240                      10,307
       11/4/2004             10,420                      10,493
       11/5/2004             10,444                      10,519
       11/6/2004             10,444                      10,519
       11/7/2004             10,444                      10,519
       11/8/2004             10,424                      10,495
       11/9/2004             10,416                      10,484
      11/10/2004             10,428                      10,495
      11/11/2004             10,516                      10,586
      11/12/2004             10,620                      10,691
      11/13/2004             10,620                      10,691
      11/14/2004             10,620                      10,691
      11/15/2004             10,592                      10,662
      11/16/2004             10,516                      10,587
      11/17/2004             10,576                      10,644
      11/18/2004             10,584                      10,654
      11/19/2004             10,484                      10,555
      11/20/2004             10,484                      10,555
      11/21/2004             10,484                      10,555
      11/22/2004             10,568                      10,643
      11/23/2004             10,596                      10,672
      11/24/2004             10,644                      10,721
      11/25/2004             10,644                      10,721
      11/26/2004             10,664                      10,739
      11/27/2004             10,664                      10,739
      11/28/2004             10,664                      10,739
      11/29/2004             10,624                      10,699
      11/30/2004             10,592                      10,668
       12/1/2004             10,728                      10,801
       12/2/2004             10,676                      10,747
       12/3/2004             10,672                      10,748
       12/4/2004             10,672                      10,748
       12/5/2004             10,672                      10,748
       12/6/2004             10,680                      10,757
       12/7/2004             10,560                      10,635
       12/8/2004             10,596                      10,671
       12/9/2004             10,652                      10,727
      12/10/2004             10,644                      10,722
      12/11/2004             10,644                      10,722
      12/12/2004             10,644                      10,722
      12/13/2004             10,752                      10,829
      12/14/2004             10,784                      10,863
      12/15/2004             10,816                      10,895
      12/16/2004             10,776                      10,854
      12/17/2004             10,724                      10,804
      12/18/2004             10,724                      10,804
      12/19/2004             10,724                      10,804
      12/20/2004             10,716                      10,795
      12/21/2004             10,824                      10,906
      12/22/2004             10,872                      10,956
      12/23/2004             10,872                      10,956
      12/24/2004             10,872                      10,956
      12/25/2004             10,872                      10,956
      12/26/2004             10,872                      10,956
      12/27/2004             10,836                      10,920
      12/28/2004             10,912                      11,000
      12/29/2004             10,920                      11,006
      12/30/2004             10,920                      11,007
      12/31/2004             10,912                      10,998
        1/1/2005             10,912                      10,998
        1/2/2005             10,912                      10,998
        1/3/2005             10,808                      10,894
        1/4/2005             10,684                      10,766
        1/5/2005             10,648                      10,732
        1/6/2005             10,696                      10,776
        1/7/2005             10,660                      10,743
        1/8/2005             10,660                      10,743
        1/9/2005             10,660                      10,743
       1/10/2005             10,684                      10,768
       1/11/2005             10,616                      10,697
       1/12/2005             10,644                      10,724
       1/13/2005             10,567                      10,650
       1/14/2005             10,620                      10,705
       1/15/2005             10,620                      10,705
       1/16/2005             10,620                      10,705
       1/17/2005             10,620                      10,705
       1/18/2005             10,740                      10,826
       1/19/2005             10,632                      10,717
       1/20/2005             10,555                      10,640
       1/21/2005             10,491                      10,576
       1/22/2005             10,491                      10,576
       1/23/2005             10,491                      10,576
       1/24/2005             10,471                      10,556
       1/25/2005             10,483                      10,572
       1/26/2005             10,547                      10,637
       1/27/2005             10,547                      10,634
       1/28/2005             10,519                      10,606
       1/29/2005             10,519                      10,606
       1/30/2005             10,519                      10,606
       1/31/2005             10,628                      10,716
        2/1/2005             10,696                      10,788
        2/2/2005             10,720                      10,808
        2/3/2005             10,696                      10,781
        2/4/2005             10,820                      10,910
        2/5/2005             10,820                      10,910
        2/6/2005             10,820                      10,910
        2/7/2005             10,816                      10,906
        2/8/2005             10,820                      10,908
        2/9/2005             10,748                      10,834
       2/10/2005             10,796                      10,882
       2/11/2005             10,872                      10,962
       2/12/2005             10,872                      10,962
       2/13/2005             10,872                      10,962
       2/14/2005             10,868                      10,957
       2/15/2005             10,896                      10,988
       2/16/2005             10,892                      10,982
       2/17/2005             10,800                      10,889
       2/18/2005             10,788                      10,881
       2/19/2005             10,788                      10,881
       2/20/2005             10,788                      10,881
       2/21/2005             10,788                      10,881
       2/22/2005             10,636                      10,727
       2/23/2005             10,704                      10,795
       2/24/2005             10,768                      10,862
       2/25/2005             10,880                      10,975
       2/26/2005             10,880                      10,975
       2/27/2005             10,880                      10,975
       2/28/2005             10,792                      10,886
        3/1/2005             10,864                      10,959
        3/2/2005             10,856                      10,946
        3/3/2005             10,856                      10,950
        3/4/2005             10,976                      11,070
        3/5/2005             10,976                      11,070
        3/6/2005             10,976                      11,070
        3/7/2005             11,008                      11,106
        3/8/2005             10,956                      11,052
        3/9/2005             10,832                      10,926
       3/10/2005             10,844                      10,940
       3/11/2005             10,772                      10,865
       3/12/2005             10,772                      10,865
       3/13/2005             10,772                      10,865
       3/14/2005             10,852                      10,947
       3/15/2005             10,768                      10,865
       3/16/2005             10,684                      10,781
       3/17/2005             10,700                      10,799
       3/18/2005             10,684                      10,782
       3/19/2005             10,684                      10,782
       3/20/2005             10,684                      10,782
       3/21/2005             10,616                      10,717
       3/22/2005             10,479                      10,579
       3/23/2005             10,475                      10,575
       3/24/2005             10,467                      10,569
       3/25/2005             10,467                      10,569
       3/26/2005             10,467                      10,569
       3/27/2005             10,467                      10,569
       3/28/2005             10,487                      10,590
       3/29/2005             10,415                      10,513
       3/30/2005             10,555                      10,656
       3/31/2005             10,571                      10,675

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      LARGE-CAP VALUE FUND          S&P 500/
         DATE               H-CLASS             BARRA VALUE INDEX
      ----------      --------------------      -----------------

       2/20/2004            10,000                   10,000
       2/21/2004            10,000                   10,000
       2/22/2004            10,000                   10,000
       2/23/2004             9,976                    9,981
       2/24/2004             9,952                    9,957
       2/25/2004            10,008                   10,016
       2/26/2004            10,040                   10,046
       2/27/2004            10,052                   10,062
       2/28/2004            10,052                   10,062
       2/29/2004            10,052                   10,062
        3/1/2004            10,140                   10,156
        3/2/2004            10,108                   10,121
        3/3/2004            10,132                   10,146
        3/4/2004            10,160                   10,174
        3/5/2004            10,196                   10,212
        3/6/2004            10,196                   10,212
        3/7/2004            10,196                   10,212
        3/8/2004            10,136                   10,148
        3/9/2004            10,064                   10,080
       3/10/2004             9,900                    9,912
       3/11/2004             9,756                    9,765
       3/12/2004             9,888                    9,905
       3/13/2004             9,888                    9,905
       3/14/2004             9,888                    9,905
       3/15/2004             9,748                    9,763
       3/16/2004             9,808                    9,825
       3/17/2004             9,948                    9,965
       3/18/2004             9,952                    9,971
       3/19/2004             9,848                    9,871
       3/20/2004             9,848                    9,871
       3/21/2004             9,848                    9,871
       3/22/2004             9,712                    9,733
       3/23/2004             9,688                    9,715
       3/24/2004             9,632                    9,658
       3/25/2004             9,764                    9,791
       3/26/2004             9,772                    9,800
       3/27/2004             9,772                    9,800
       3/28/2004             9,772                    9,800
       3/29/2004             9,888                    9,917
       3/30/2004             9,944                    9,975
       3/31/2004             9,948                    9,979
        4/1/2004            10,000                   10,035
        4/2/2004            10,040                   10,077
        4/3/2004            10,040                   10,077
        4/4/2004            10,040                   10,077
        4/5/2004            10,116                   10,153
        4/6/2004            10,112                   10,144
        4/7/2004            10,044                   10,074
        4/8/2004            10,032                   10,066
        4/9/2004            10,032                   10,066
       4/10/2004            10,032                   10,066
       4/11/2004            10,032                   10,066
       4/12/2004            10,084                   10,119
       4/13/2004             9,916                    9,950
       4/14/2004             9,868                    9,904
       4/15/2004             9,852                    9,888
       4/16/2004             9,916                    9,957
       4/17/2004             9,916                    9,957
       4/18/2004             9,916                    9,957
       4/19/2004             9,904                    9,946
       4/20/2004             9,760                    9,803
       4/21/2004             9,816                    9,857
       4/22/2004             9,972                   10,016
       4/23/2004             9,944                    9,988
       4/24/2004             9,944                    9,988
       4/25/2004             9,944                    9,988
       4/26/2004             9,912                    9,958
       4/27/2004             9,944                    9,991
       4/28/2004             9,808                    9,851
       4/29/2004             9,728                    9,764
       4/30/2004             9,676                    9,716
        5/1/2004             9,676                    9,716
        5/2/2004             9,676                    9,716
        5/3/2004             9,764                    9,801
        5/4/2004             9,788                    9,827
        5/5/2004             9,804                    9,843
        5/6/2004             9,716                    9,749
        5/7/2004             9,524                    9,559
        5/8/2004             9,524                    9,559
        5/9/2004             9,524                    9,559
       5/10/2004             9,384                    9,414
       5/11/2004             9,460                    9,496
       5/12/2004             9,516                    9,549
       5/13/2004             9,516                    9,551
       5/14/2004             9,536                    9,571
       5/15/2004             9,536                    9,571
       5/16/2004             9,536                    9,571
       5/17/2004             9,416                    9,451
       5/18/2004             9,488                    9,523
       5/19/2004             9,480                    9,512
       5/20/2004             9,488                    9,520
       5/21/2004             9,528                    9,564
       5/22/2004             9,528                    9,564
       5/23/2004             9,528                    9,564
       5/24/2004             9,572                    9,611
       5/25/2004             9,728                    9,768
       5/26/2004             9,736                    9,776
       5/27/2004             9,768                    9,806
       5/28/2004             9,768                    9,809
       5/29/2004             9,768                    9,809
       5/30/2004             9,768                    9,809
       5/31/2004             9,768                    9,809
        6/1/2004             9,772                    9,812
        6/2/2004             9,812                    9,851
        6/3/2004             9,732                    9,771
        6/4/2004             9,784                    9,822
        6/5/2004             9,784                    9,822
        6/6/2004             9,784                    9,822
        6/7/2004             9,940                    9,979
        6/8/2004             9,940                    9,978
        6/9/2004             9,848                    9,885
       6/10/2004             9,904                    9,943
       6/11/2004             9,904                    9,943
       6/12/2004             9,904                    9,943
       6/13/2004             9,904                    9,943
       6/14/2004             9,788                    9,826
       6/15/2004             9,844                    9,882
       6/16/2004             9,872                    9,908
       6/17/2004             9,876                    9,914
       6/18/2004             9,908                    9,948
       6/19/2004             9,908                    9,948
       6/20/2004             9,908                    9,948
       6/21/2004             9,868                    9,907
       6/22/2004             9,900                    9,940
       6/23/2004             9,984                   10,025
       6/24/2004             9,964                   10,007
       6/25/2004             9,928                    9,976
       6/26/2004             9,928                    9,976
       6/27/2004             9,928                    9,976
       6/28/2004             9,908                    9,949
       6/29/2004             9,920                    9,959
       6/30/2004             9,968                   10,008
        7/1/2004             9,880                    9,918
        7/2/2004             9,864                    9,904
        7/3/2004             9,864                    9,904
        7/4/2004             9,864                    9,904
        7/5/2004             9,864                    9,904
        7/6/2004             9,788                    9,825
        7/7/2004             9,812                    9,845
        7/8/2004             9,728                    9,761
        7/9/2004             9,756                    9,788
       7/10/2004             9,756                    9,788
       7/11/2004             9,756                    9,788
       7/12/2004             9,780                    9,814
       7/13/2004             9,784                    9,818
       7/14/2004             9,764                    9,798
       7/15/2004             9,724                    9,757
       7/16/2004             9,700                    9,733
       7/17/2004             9,700                    9,733
       7/18/2004             9,700                    9,733
       7/19/2004             9,712                    9,745
       7/20/2004             9,772                    9,805
       7/21/2004             9,648                    9,682
       7/22/2004             9,664                    9,696
       7/23/2004             9,616                    9,650
       7/24/2004             9,616                    9,650
       7/25/2004             9,616                    9,650
       7/26/2004             9,604                    9,638
       7/27/2004             9,696                    9,730
       7/28/2004             9,712                    9,743
       7/29/2004             9,768                    9,799
       7/30/2004             9,768                    9,800
       7/31/2004             9,768                    9,800
        8/1/2004             9,768                    9,800
        8/2/2004             9,812                    9,841
        8/3/2004             9,776                    9,808
        8/4/2004             9,752                    9,779
        8/5/2004             9,608                    9,634
        8/6/2004             9,472                    9,495
        8/7/2004             9,472                    9,495
        8/8/2004             9,472                    9,495
        8/9/2004             9,488                    9,511
       8/10/2004             9,600                    9,627
       8/11/2004             9,580                    9,601
       8/12/2004             9,460                    9,480
       8/13/2004             9,464                    9,485
       8/14/2004             9,464                    9,485
       8/15/2004             9,464                    9,485
       8/16/2004             9,612                    9,635
       8/17/2004             9,628                    9,651
       8/18/2004             9,740                    9,762
       8/19/2004             9,716                    9,735
       8/20/2004             9,792                    9,815
       8/21/2004             9,792                    9,815
       8/22/2004             9,792                    9,815
       8/23/2004             9,756                    9,778
       8/24/2004             9,760                    9,784
       8/25/2004             9,836                    9,859
       8/26/2004             9,844                    9,870
       8/27/2004             9,868                    9,890
       8/28/2004             9,868                    9,890
       8/29/2004             9,868                    9,890
       8/30/2004             9,804                    9,825
       8/31/2004             9,864                    9,887
        9/1/2004             9,872                    9,889
        9/2/2004             9,972                    9,996
        9/3/2004             9,952                    9,975
        9/4/2004             9,952                    9,975
        9/5/2004             9,952                    9,975
        9/6/2004             9,952                    9,975
        9/7/2004            10,028                   10,054
        9/8/2004             9,968                    9,992
        9/9/2004             9,988                   10,012
       9/10/2004            10,024                   10,049
       9/11/2004            10,024                   10,049
       9/12/2004            10,024                   10,049
       9/13/2004            10,036                   10,064
       9/14/2004            10,052                   10,079
       9/15/2004             9,988                   10,016
       9/16/2004            10,052                   10,078
       9/17/2004            10,088                   10,117
       9/18/2004            10,088                   10,117
       9/19/2004            10,088                   10,117
       9/20/2004            10,036                   10,062
       9/21/2004            10,124                   10,153
       9/22/2004            10,000                   10,028
       9/23/2004             9,936                    9,967
       9/24/2004             9,980                   10,011
       9/25/2004             9,980                   10,011
       9/26/2004             9,980                   10,011
       9/27/2004             9,924                    9,953
       9/28/2004             9,980                   10,009
       9/29/2004             9,996                   10,025
       9/30/2004            10,032                   10,060
       10/1/2004            10,176                   10,209
       10/2/2004            10,176                   10,209
       10/3/2004            10,176                   10,209
       10/4/2004            10,212                   10,243
       10/5/2004            10,200                   10,234
       10/6/2004            10,284                   10,314
       10/7/2004            10,216                   10,242
       10/8/2004            10,164                   10,194
       10/9/2004            10,164                   10,194
      10/10/2004            10,164                   10,194
      10/11/2004            10,176                   10,203
      10/12/2004            10,152                   10,181
      10/13/2004            10,056                   10,082
      10/14/2004             9,940                    9,968
      10/15/2004             9,988                   10,017
      10/16/2004             9,988                   10,017
      10/17/2004             9,988                   10,017
      10/18/2004            10,008                   10,039
      10/19/2004             9,888                    9,916
      10/20/2004             9,880                    9,908
      10/21/2004             9,896                    9,926
      10/22/2004             9,828                    9,860
      10/23/2004             9,828                    9,860
      10/24/2004             9,828                    9,860
      10/25/2004             9,844                    9,876
      10/26/2004            10,012                   10,045
      10/27/2004            10,096                   10,128
      10/28/2004            10,120                   10,149
      10/29/2004            10,164                   10,193
      10/30/2004            10,164                   10,193
      10/31/2004            10,164                   10,193
       11/1/2004            10,180                   10,211
       11/2/2004            10,172                   10,202
       11/3/2004            10,276                   10,307
       11/4/2004            10,464                   10,493
       11/5/2004            10,488                   10,519
       11/6/2004            10,488                   10,519
       11/7/2004            10,488                   10,519
       11/8/2004            10,464                   10,495
       11/9/2004            10,456                   10,484
      11/10/2004            10,468                   10,495
      11/11/2004            10,556                   10,586
      11/12/2004            10,660                   10,691
      11/13/2004            10,660                   10,691
      11/14/2004            10,660                   10,691
      11/15/2004            10,632                   10,662
      11/16/2004            10,560                   10,587
      11/17/2004            10,616                   10,644
      11/18/2004            10,628                   10,654
      11/19/2004            10,528                   10,555
      11/20/2004            10,528                   10,555
      11/21/2004            10,528                   10,555
      11/22/2004            10,612                   10,643
      11/23/2004            10,640                   10,672
      11/24/2004            10,688                   10,721
      11/25/2004            10,688                   10,721
      11/26/2004            10,708                   10,739
      11/27/2004            10,708                   10,739
      11/28/2004            10,708                   10,739
      11/29/2004            10,668                   10,699
      11/30/2004            10,636                   10,668
       12/1/2004            10,776                   10,801
       12/2/2004            10,724                   10,747
       12/3/2004            10,720                   10,748
       12/4/2004            10,720                   10,748
       12/5/2004            10,720                   10,748
       12/6/2004            10,728                   10,757
       12/7/2004            10,608                   10,635
       12/8/2004            10,644                   10,671
       12/9/2004            10,700                   10,727
      12/10/2004            10,696                   10,722
      12/11/2004            10,696                   10,722
      12/12/2004            10,696                   10,722
      12/13/2004            10,804                   10,829
      12/14/2004            10,836                   10,863
      12/15/2004            10,868                   10,895
      12/16/2004            10,828                   10,854
      12/17/2004            10,776                   10,804
      12/18/2004            10,776                   10,804
      12/19/2004            10,776                   10,804
      12/20/2004            10,768                   10,795
      12/21/2004            10,876                   10,906
      12/22/2004            10,924                   10,956
      12/23/2004            10,924                   10,956
      12/24/2004            10,924                   10,956
      12/25/2004            10,924                   10,956
      12/26/2004            10,924                   10,956
      12/27/2004            10,888                   10,920
      12/28/2004            10,968                   11,000
      12/29/2004            10,976                   11,006
      12/30/2004            10,976                   11,007
      12/31/2004            10,964                   10,998
        1/1/2005            10,964                   10,998
        1/2/2005            10,964                   10,998
        1/3/2005            10,864                   10,894
        1/4/2005            10,736                   10,766
        1/5/2005            10,704                   10,732
        1/6/2005            10,752                   10,776
        1/7/2005            10,716                   10,743
        1/8/2005            10,716                   10,743
        1/9/2005            10,716                   10,743
       1/10/2005            10,740                   10,768
       1/11/2005            10,672                   10,697
       1/12/2005            10,700                   10,724
       1/13/2005            10,623                   10,650
       1/14/2005            10,680                   10,705
       1/15/2005            10,680                   10,705
       1/16/2005            10,680                   10,705
       1/17/2005            10,680                   10,705
       1/18/2005            10,800                   10,826
       1/19/2005            10,692                   10,717
       1/20/2005            10,615                   10,640
       1/21/2005            10,547                   10,576
       1/22/2005            10,547                   10,576
       1/23/2005            10,547                   10,576
       1/24/2005            10,527                   10,556
       1/25/2005            10,543                   10,572
       1/26/2005            10,607                   10,637
       1/27/2005            10,607                   10,634
       1/28/2005            10,579                   10,606
       1/29/2005            10,579                   10,606
       1/30/2005            10,579                   10,606
       1/31/2005            10,688                   10,716
        2/1/2005            10,756                   10,788
        2/2/2005            10,780                   10,808
        2/3/2005            10,760                   10,781
        2/4/2005            10,884                   10,910
        2/5/2005            10,884                   10,910
        2/6/2005            10,884                   10,910
        2/7/2005            10,880                   10,906
        2/8/2005            10,884                   10,908
        2/9/2005            10,812                   10,834
       2/10/2005            10,860                   10,882
       2/11/2005            10,936                   10,962
       2/12/2005            10,936                   10,962
       2/13/2005            10,936                   10,962
       2/14/2005            10,932                   10,957
       2/15/2005            10,964                   10,988
       2/16/2005            10,960                   10,982
       2/17/2005            10,864                   10,889
       2/18/2005            10,852                   10,881
       2/19/2005            10,852                   10,881
       2/20/2005            10,852                   10,881
       2/21/2005            10,852                   10,881
       2/22/2005            10,700                   10,727
       2/23/2005            10,768                   10,795
       2/24/2005            10,836                   10,862
       2/25/2005            10,948                   10,975
       2/26/2005            10,948                   10,975
       2/27/2005            10,948                   10,975
       2/28/2005            10,860                   10,886
        3/1/2005            10,932                   10,959
        3/2/2005            10,924                   10,946
        3/3/2005            10,924                   10,950
        3/4/2005            11,044                   11,070
        3/5/2005            11,044                   11,070
        3/6/2005            11,044                   11,070
        3/7/2005            11,080                   11,106
        3/8/2005            11,028                   11,052
        3/9/2005            10,900                   10,926
       3/10/2005            10,916                   10,940
       3/11/2005            10,840                   10,865
       3/12/2005            10,840                   10,865
       3/13/2005            10,840                   10,865
       3/14/2005            10,920                   10,947
       3/15/2005            10,840                   10,865
       3/16/2005            10,752                   10,781
       3/17/2005            10,772                   10,799
       3/18/2005            10,752                   10,782
       3/19/2005            10,752                   10,782
       3/20/2005            10,752                   10,782
       3/21/2005            10,688                   10,717
       3/22/2005            10,551                   10,579
       3/23/2005            10,547                   10,575
       3/24/2005            10,539                   10,569
       3/25/2005            10,539                   10,569
       3/26/2005            10,539                   10,569
       3/27/2005            10,539                   10,569
       3/28/2005            10,559                   10,590
       3/29/2005            10,487                   10,513
       3/30/2005            10,627                   10,656
       3/31/2005            10,644                   10,675

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

---------------------------------------------------------------------------------------
                                      A-CLASS          C-CLASS             H-CLASS
                                     (09/01/04)      (02/20/04)          (02/20/04)
---------------------------------------------------------------------------------------
                                       SINCE       ONE      SINCE      ONE      SINCE
                                     INCEPTION    YEAR    INCEPTION   YEAR    INCEPTION
---------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND                   7.82%      6.35%     5.14%     6.99%     5.78%
S&P 500/BARRA GROWTH INDEX             7.95%      6.98%     6.07%     6.98%     6.07%
---------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                             LARGE-CAP VALUE FUND      S&P 500/BARRA VALUE INDEX
                             --------------------      -------------------------

Other                                6.8%                        6.8%
Financials                          36.8%                       39.2%
Consumer Discretionary              13.2%                       13.4%
Energy                               8.4%                        7.9%
Health Care                          8.1%                        7.6%
Industrials                          7.8%                        7.3%
Information Technology               7.5%                        6.7%
Utilities                            5.6%                        5.8%
Telecommunication Services           5.5%                        5.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                               September 1, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Citigroup, Inc.                                    4.2%
Pfizer, Inc.                                       3.6%
Bank of America Corp.                              3.2%
American International Group, Inc.                 2.6%
ChevronTexaco Corp.                                2.2%
J.P. Morgan Chase & Co.                            2.2%
Verizon Communications, Inc.                       1.9%
Wells Fargo & Co.                                  1.8%
Wachovia Corp.                                     1.5%
Time Warner, Inc.                                  1.4%
-------------------------------------------------------
Top Ten Total                                     24.6%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index. The investment objective of the Small-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

Inception: February 20, 2004

Small-caps were the best performing of the three market capitalizations during the year ended March 31, 2005, and small-cap growth beat small-cap value. Among small-cap growth stocks, energy, basic materials and industrials were the best performers. Consumer staples and information technology were a drag on performance, with each of those sectors losing ground for the year.

In its first full year of operation, the Fund experienced very high shareholder turnover compared to its average asset size. This caused the Fund to trail its benchmark more than would normally be expected. As the Fund grows in size, however, these effects should be mitigated. For the year, Rydex Small-Cap Growth Fund H-Class gained 11.38% compared to 12.77% for the S&P SmallCap 600/Barra Growth Index.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      SMALL-CAP GROWTH FUND     S&P SMALLCAP 600/BARRA
            DATE             C-CLASS                 GROWTH INDEX
      ----------      ---------------------     ----------------------
       2/20/2004              10,000                   10,000
       2/21/2004              10,000                   10,000
       2/22/2004              10,000                   10,000
       2/23/2004               9,856                    9,860
       2/24/2004               9,884                    9,889
       2/25/2004              10,004                   10,012
       2/26/2004              10,104                   10,111
       2/27/2004              10,096                   10,107
       2/28/2004              10,096                   10,107
       2/29/2004              10,096                   10,107
        3/1/2004              10,276                   10,292
        3/2/2004              10,220                   10,236
        3/3/2004              10,224                   10,242
        3/4/2004              10,300                   10,320
        3/5/2004              10,340                   10,361
        3/6/2004              10,340                   10,361
        3/7/2004              10,340                   10,361
        3/8/2004              10,216                   10,241
        3/9/2004              10,096                   10,119
       3/10/2004               9,948                    9,968
       3/11/2004               9,844                    9,863
       3/12/2004              10,040                   10,060
       3/13/2004              10,040                   10,060
       3/14/2004              10,040                   10,060
       3/15/2004               9,816                    9,832
       3/16/2004               9,820                    9,837
       3/17/2004              10,004                   10,026
       3/18/2004               9,880                    9,913
       3/19/2004               9,828                    9,860
       3/20/2004               9,828                    9,860
       3/21/2004               9,828                    9,860
       3/22/2004               9,640                    9,670
       3/23/2004               9,688                    9,721
       3/24/2004               9,636                    9,670
       3/25/2004               9,884                    9,920
       3/26/2004               9,880                    9,924
       3/27/2004               9,880                    9,924
       3/28/2004               9,880                    9,924
       3/29/2004              10,024                   10,070
       3/30/2004              10,132                   10,181
       3/31/2004              10,132                   10,183
        4/1/2004              10,204                   10,255
        4/2/2004              10,356                   10,413
        4/3/2004              10,356                   10,413
        4/4/2004              10,356                   10,413
        4/5/2004              10,436                   10,500
        4/6/2004              10,332                   10,403
        4/7/2004              10,376                   10,450
        4/8/2004              10,296                   10,373
        4/9/2004              10,296                   10,373
       4/10/2004              10,296                   10,373
       4/11/2004              10,296                   10,373
       4/12/2004              10,384                   10,462
       4/13/2004              10,164                   10,243
       4/14/2004              10,084                   10,159
       4/15/2004              10,036                   10,108
       4/16/2004              10,064                   10,141
       4/17/2004              10,064                   10,141
       4/18/2004              10,064                   10,141
       4/19/2004              10,140                   10,220
       4/20/2004               9,992                   10,072
       4/21/2004              10,112                   10,193
       4/22/2004              10,308                   10,393
       4/23/2004              10,268                   10,353
       4/24/2004              10,268                   10,353
       4/25/2004              10,268                   10,353
       4/26/2004              10,192                   10,275
       4/27/2004              10,200                   10,284
       4/28/2004              10,016                   10,094
       4/29/2004               9,864                    9,940
       4/30/2004               9,808                    9,884
        5/1/2004               9,808                    9,884
        5/2/2004               9,808                    9,884
        5/3/2004               9,900                    9,976
        5/4/2004               9,952                   10,032
        5/5/2004              10,000                   10,081
        5/6/2004               9,872                    9,951
        5/7/2004               9,648                    9,724
        5/8/2004               9,648                    9,724
        5/9/2004               9,648                    9,724
       5/10/2004               9,452                    9,528
       5/11/2004               9,648                    9,723
       5/12/2004               9,648                    9,722
       5/13/2004               9,616                    9,690
       5/14/2004               9,556                    9,633
       5/15/2004               9,556                    9,633
       5/16/2004               9,556                    9,633
       5/17/2004               9,416                    9,490
       5/18/2004               9,520                    9,598
       5/19/2004               9,508                    9,587
       5/20/2004               9,508                    9,584
       5/21/2004               9,596                    9,678
       5/22/2004               9,596                    9,678
       5/23/2004               9,596                    9,678
       5/24/2004               9,692                    9,776
       5/25/2004               9,944                   10,033
       5/26/2004               9,996                   10,084
       5/27/2004               9,992                   10,078
       5/28/2004               9,976                   10,062
       5/29/2004               9,976                   10,062
       5/30/2004               9,976                   10,062
       5/31/2004               9,976                   10,062
        6/1/2004              10,048                   10,136
        6/2/2004              10,084                   10,172
        6/3/2004               9,904                    9,991
        6/4/2004              10,004                   10,092
        6/5/2004              10,004                   10,092
        6/6/2004              10,004                   10,092
        6/7/2004              10,188                   10,282
        6/8/2004              10,204                   10,299
        6/9/2004              10,084                   10,176
       6/10/2004              10,068                   10,163
       6/11/2004              10,068                   10,163
       6/12/2004              10,068                   10,163
       6/13/2004              10,068                   10,163
       6/14/2004               9,928                   10,017
       6/15/2004              10,104                   10,196
       6/16/2004              10,184                   10,278
       6/17/2004              10,168                   10,259
       6/18/2004              10,164                   10,258
       6/19/2004              10,164                   10,258
       6/20/2004              10,164                   10,258
       6/21/2004              10,144                   10,241
       6/22/2004              10,212                   10,309
       6/23/2004              10,336                   10,434
       6/24/2004              10,324                   10,423
       6/25/2004              10,424                   10,526
       6/26/2004              10,424                   10,526
       6/27/2004              10,424                   10,526
       6/28/2004              10,356                   10,456
       6/29/2004              10,436                   10,538
       6/30/2004              10,516                   10,619
        7/1/2004              10,372                   10,476
        7/2/2004              10,332                   10,436
        7/3/2004              10,332                   10,436
        7/4/2004              10,332                   10,436
        7/5/2004              10,332                   10,436
        7/6/2004              10,176                   10,282
        7/7/2004              10,144                   10,248
        7/8/2004               9,988                   10,090
        7/9/2004              10,020                   10,122
       7/10/2004              10,020                   10,122
       7/11/2004              10,020                   10,122
       7/12/2004               9,960                   10,066
       7/13/2004               9,976                   10,081
       7/14/2004               9,916                   10,022
       7/15/2004               9,968                   10,072
       7/16/2004               9,892                   10,000
       7/17/2004               9,892                   10,000
       7/18/2004               9,892                   10,000
       7/19/2004               9,864                    9,971
       7/20/2004               9,996                   10,107
       7/21/2004               9,744                    9,849
       7/22/2004               9,712                    9,818
       7/23/2004               9,588                    9,687
       7/24/2004               9,588                    9,687
       7/25/2004               9,588                    9,687
       7/26/2004               9,484                    9,580
       7/27/2004               9,672                    9,773
       7/28/2004               9,628                    9,730
       7/29/2004               9,792                    9,896
       7/30/2004               9,848                    9,955
       7/31/2004               9,848                    9,955
        8/1/2004               9,848                    9,955
        8/2/2004               9,840                    9,949
        8/3/2004               9,708                    9,812
        8/4/2004               9,672                    9,775
        8/5/2004               9,484                    9,583
        8/6/2004               9,216                    9,310
        8/7/2004               9,216                    9,310
        8/8/2004               9,216                    9,310
        8/9/2004               9,228                    9,325
       8/10/2004               9,388                    9,486
       8/11/2004               9,368                    9,466
       8/12/2004               9,176                    9,269
       8/13/2004               9,176                    9,270
       8/14/2004               9,176                    9,270
       8/15/2004               9,176                    9,270
       8/16/2004               9,356                    9,455
       8/17/2004               9,392                    9,493
       8/18/2004               9,584                    9,683
       8/19/2004               9,556                    9,657
       8/20/2004               9,700                    9,803
       8/21/2004               9,700                    9,803
       8/22/2004               9,700                    9,803
       8/23/2004               9,648                    9,752
       8/24/2004               9,628                    9,732
       8/25/2004               9,696                    9,799
       8/26/2004               9,664                    9,766
       8/27/2004               9,736                    9,843
       8/28/2004               9,736                    9,843
       8/29/2004               9,736                    9,843
       8/30/2004               9,600                    9,703
       8/31/2004               9,636                    9,739
        9/1/2004               9,748                    9,853
        9/2/2004               9,880                    9,988
        9/3/2004               9,844                    9,953
        9/4/2004               9,844                    9,953
        9/5/2004               9,844                    9,953
        9/6/2004               9,844                    9,953
        9/7/2004               9,956                   10,067
        9/8/2004               9,864                    9,974
        9/9/2004               9,988                   10,103
       9/10/2004              10,072                   10,187
       9/11/2004              10,072                   10,187
       9/12/2004              10,072                   10,187
       9/13/2004              10,148                   10,266
       9/14/2004              10,136                   10,257
       9/15/2004              10,080                   10,199
       9/16/2004              10,160                   10,283
       9/17/2004              10,140                   10,263
       9/18/2004              10,140                   10,263
       9/19/2004              10,140                   10,263
       9/20/2004              10,120                   10,247
       9/21/2004              10,248                   10,377
       9/22/2004              10,032                   10,156
       9/23/2004              10,036                   10,160
       9/24/2004              10,056                   10,185
       9/25/2004              10,056                   10,185
       9/26/2004              10,056                   10,185
       9/27/2004               9,900                   10,024
       9/28/2004              10,032                   10,160
       9/29/2004              10,160                   10,291
       9/30/2004              10,152                   10,282
       10/1/2004              10,336                   10,475
       10/2/2004              10,336                   10,475
       10/3/2004              10,336                   10,475
       10/4/2004              10,404                   10,544
       10/5/2004              10,368                   10,506
       10/6/2004              10,444                   10,586
       10/7/2004              10,308                   10,447
       10/8/2004              10,140                   10,279
       10/9/2004              10,140                   10,279
      10/10/2004              10,140                   10,279
      10/11/2004              10,176                   10,316
      10/12/2004              10,156                   10,294
      10/13/2004              10,056                   10,194
      10/14/2004              10,004                   10,144
      10/15/2004              10,072                   10,215
      10/16/2004              10,072                   10,215
      10/17/2004              10,072                   10,215
      10/18/2004              10,100                   10,245
      10/19/2004              10,052                   10,199
      10/20/2004              10,132                   10,278
      10/21/2004              10,260                   10,412
      10/22/2004              10,136                   10,287
      10/23/2004              10,136                   10,287
      10/24/2004              10,136                   10,287
      10/25/2004              10,188                   10,342
      10/26/2004              10,284                   10,442
      10/27/2004              10,452                   10,613
      10/28/2004              10,404                   10,562
      10/29/2004              10,416                   10,579
      10/30/2004              10,416                   10,579
      10/31/2004              10,416                   10,579
       11/1/2004              10,456                   10,620
       11/2/2004              10,428                   10,591
       11/3/2004              10,620                   10,788
       11/4/2004              10,768                   10,936
       11/5/2004              10,852                   11,028
       11/6/2004              10,852                   11,028
       11/7/2004              10,852                   11,028
       11/8/2004              10,800                   10,976
       11/9/2004              10,852                   11,027
      11/10/2004              10,888                   11,064
      11/11/2004              10,984                   11,163
      11/12/2004              11,080                   11,263
      11/13/2004              11,080                   11,263
      11/14/2004              11,080                   11,263
      11/15/2004              11,092                   11,274
      11/16/2004              10,968                   11,151
      11/17/2004              11,072                   11,258
      11/18/2004              11,056                   11,239
      11/19/2004              10,880                   11,065
      11/20/2004              10,880                   11,065
      11/21/2004              10,880                   11,065
      11/22/2004              11,040                   11,229
      11/23/2004              11,100                   11,288
      11/24/2004              11,172                   11,364
      11/25/2004              11,172                   11,364
      11/26/2004              11,184                   11,381
      11/27/2004              11,184                   11,381
      11/28/2004              11,184                   11,381
      11/29/2004              11,228                   11,425
      11/30/2004              11,220                   11,418
       12/1/2004              11,344                   11,544
       12/2/2004              11,316                   11,517
       12/3/2004              11,300                   11,500
       12/4/2004              11,300                   11,500
       12/5/2004              11,300                   11,500
       12/6/2004              11,232                   11,433
       12/7/2004              10,988                   11,182
       12/8/2004              11,068                   11,266
       12/9/2004              11,040                   11,242
      12/10/2004              11,072                   11,276
      12/11/2004              11,072                   11,276
      12/12/2004              11,072                   11,276
      12/13/2004              11,177                   11,382
      12/14/2004              11,274                   11,485
      12/15/2004              11,339                   11,548
      12/16/2004              11,270                   11,481
      12/17/2004              11,266                   11,478
      12/18/2004              11,266                   11,478
      12/19/2004              11,266                   11,478
      12/20/2004              11,218                   11,430
      12/21/2004              11,359                   11,576
      12/22/2004              11,411                   11,630
      12/23/2004              11,428                   11,650
      12/24/2004              11,428                   11,650
      12/25/2004              11,428                   11,650
      12/26/2004              11,428                   11,650
      12/27/2004              11,298                   11,520
      12/28/2004              11,508                   11,735
      12/29/2004              11,504                   11,728
      12/30/2004              11,496                   11,719
      12/31/2004              11,480                   11,705
        1/1/2005              11,480                   11,705
        1/2/2005              11,480                   11,705
        1/3/2005              11,274                   11,495
        1/4/2005              11,072                   11,290
        1/5/2005              10,911                   11,126
        1/6/2005              10,959                   11,174
        1/7/2005              10,866                   11,076
        1/8/2005              10,866                   11,076
        1/9/2005              10,866                   11,076
       1/10/2005              10,988                   11,201
       1/11/2005              10,915                   11,133
       1/12/2005              10,939                   11,154
       1/13/2005              10,951                   11,165
       1/14/2005              11,040                   11,261
       1/15/2005              11,040                   11,261
       1/16/2005              11,040                   11,261
       1/17/2005              11,040                   11,261
       1/18/2005              11,193                   11,417
       1/19/2005              11,088                   11,315
       1/20/2005              11,024                   11,245
       1/21/2005              11,008                   11,232
       1/22/2005              11,008                   11,232
       1/23/2005              11,008                   11,232
       1/24/2005              10,907                   11,133
       1/25/2005              10,951                   11,176
       1/26/2005              11,149                   11,378
       1/27/2005              11,173                   11,404
       1/28/2005              11,109                   11,341
       1/29/2005              11,109                   11,341
       1/30/2005              11,109                   11,341
       1/31/2005              11,339                   11,577
        2/1/2005              11,432                   11,676
        2/2/2005              11,516                   11,761
        2/3/2005              11,500                   11,747
        2/4/2005              11,654                   11,903
        2/5/2005              11,654                   11,903
        2/6/2005              11,654                   11,903
        2/7/2005              11,625                   11,877
        2/8/2005              11,682                   11,938
        2/9/2005              11,432                   11,680
       2/10/2005              11,484                   11,735
       2/11/2005              11,601                   11,858
       2/12/2005              11,601                   11,858
       2/13/2005              11,601                   11,858
       2/14/2005              11,589                   11,845
       2/15/2005              11,625                   11,879
       2/16/2005              11,682                   11,941
       2/17/2005              11,565                   11,821
       2/18/2005              11,549                   11,807
       2/19/2005              11,549                   11,807
       2/20/2005              11,549                   11,807
       2/21/2005              11,549                   11,807
       2/22/2005              11,310                   11,561
       2/23/2005              11,367                   11,621
       2/24/2005              11,504                   11,763
       2/25/2005              11,674                   11,940
       2/26/2005              11,674                   11,940
       2/27/2005              11,674                   11,940
       2/28/2005              11,617                   11,881
        3/1/2005              11,666                   11,932
        3/2/2005              11,694                   11,960
        3/3/2005              11,686                   11,952
        3/4/2005              11,811                   12,084
        3/5/2005              11,811                   12,084
        3/6/2005              11,811                   12,084
        3/7/2005              11,815                   12,091
        3/8/2005              11,702                   11,973
        3/9/2005              11,557                   11,828
       3/10/2005              11,444                   11,708
       3/11/2005              11,472                   11,741
       3/12/2005              11,472                   11,741
       3/13/2005              11,472                   11,741
       3/14/2005              11,516                   11,788
       3/15/2005              11,468                   11,736
       3/16/2005              11,399                   11,669
       3/17/2005              11,436                   11,705
       3/18/2005              11,411                   11,683
       3/19/2005              11,411                   11,683
       3/20/2005              11,411                   11,683
       3/21/2005              11,379                   11,649
       3/22/2005              11,339                   11,608
       3/23/2005              11,177                   11,441
       3/24/2005              11,222                   11,491
       3/25/2005              11,222                   11,491
       3/26/2005              11,222                   11,491
       3/27/2005              11,222                   11,491
       3/28/2005              11,234                   11,501
       3/29/2005              11,048                   11,311
       3/30/2005              11,222                   11,491
       3/31/2005              11,214                   11,484

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      SMALL-CAP GROWTH FUND     S&P SMALLCAP 600/BARRA
            DATE             H-CLASS                 GROWTH INDEX
       ---------      ---------------------     ----------------------
       2/20/2004             10,000                     10,000
       2/21/2004             10,000                     10,000
       2/22/2004             10,000                     10,000
       2/23/2004              9,856                      9,860
       2/24/2004              9,884                      9,889
       2/25/2004             10,004                     10,012
       2/26/2004             10,104                     10,111
       2/27/2004             10,096                     10,107
       2/28/2004             10,096                     10,107
       2/29/2004             10,096                     10,107
        3/1/2004             10,276                     10,292
        3/2/2004             10,220                     10,236
        3/3/2004             10,224                     10,242
        3/4/2004             10,300                     10,320
        3/5/2004             10,340                     10,361
        3/6/2004             10,340                     10,361
        3/7/2004             10,340                     10,361
        3/8/2004             10,216                     10,241
        3/9/2004             10,096                     10,119
       3/10/2004              9,948                      9,968
       3/11/2004              9,844                      9,863
       3/12/2004             10,040                     10,060
       3/13/2004             10,040                     10,060
       3/14/2004             10,040                     10,060
       3/15/2004              9,816                      9,832
       3/16/2004              9,820                      9,837
       3/17/2004             10,004                     10,026
       3/18/2004              9,880                      9,913
       3/19/2004              9,828                      9,860
       3/20/2004              9,828                      9,860
       3/21/2004              9,828                      9,860
       3/22/2004              9,640                      9,670
       3/23/2004              9,692                      9,721
       3/24/2004              9,640                      9,670
       3/25/2004              9,888                      9,920
       3/26/2004              9,884                      9,924
       3/27/2004              9,884                      9,924
       3/28/2004              9,884                      9,924
       3/29/2004             10,028                     10,070
       3/30/2004             10,136                     10,181
       3/31/2004             10,136                     10,183
        4/1/2004             10,208                     10,255
        4/2/2004             10,360                     10,413
        4/3/2004             10,360                     10,413
        4/4/2004             10,360                     10,413
        4/5/2004             10,440                     10,500
        4/6/2004             10,336                     10,403
        4/7/2004             10,380                     10,450
        4/8/2004             10,300                     10,373
        4/9/2004             10,300                     10,373
       4/10/2004             10,300                     10,373
       4/11/2004             10,300                     10,373
       4/12/2004             10,388                     10,462
       4/13/2004             10,168                     10,243
       4/14/2004             10,088                     10,159
       4/15/2004             10,036                     10,108
       4/16/2004             10,068                     10,141
       4/17/2004             10,068                     10,141
       4/18/2004             10,068                     10,141
       4/19/2004             10,144                     10,220
       4/20/2004              9,996                     10,072
       4/21/2004             10,116                     10,193
       4/22/2004             10,316                     10,393
       4/23/2004             10,276                     10,353
       4/24/2004             10,276                     10,353
       4/25/2004             10,276                     10,353
       4/26/2004             10,200                     10,275
       4/27/2004             10,208                     10,284
       4/28/2004             10,024                     10,094
       4/29/2004              9,872                      9,940
       4/30/2004              9,816                      9,884
        5/1/2004              9,816                      9,884
        5/2/2004              9,816                      9,884
        5/3/2004              9,908                      9,976
        5/4/2004              9,960                     10,032
        5/5/2004             10,008                     10,081
        5/6/2004              9,880                      9,951
        5/7/2004              9,660                      9,724
        5/8/2004              9,660                      9,724
        5/9/2004              9,660                      9,724
       5/10/2004              9,464                      9,528
       5/11/2004              9,660                      9,723
       5/12/2004              9,656                      9,722
       5/13/2004              9,624                      9,690
       5/14/2004              9,568                      9,633
       5/15/2004              9,568                      9,633
       5/16/2004              9,568                      9,633
       5/17/2004              9,428                      9,490
       5/18/2004              9,532                      9,598
       5/19/2004              9,520                      9,587
       5/20/2004              9,516                      9,584
       5/21/2004              9,608                      9,678
       5/22/2004              9,608                      9,678
       5/23/2004              9,608                      9,678
       5/24/2004              9,704                      9,776
       5/25/2004              9,960                     10,033
       5/26/2004             10,008                     10,084
       5/27/2004             10,008                     10,078
       5/28/2004              9,988                     10,062
       5/29/2004              9,988                     10,062
       5/30/2004              9,988                     10,062
       5/31/2004              9,988                     10,062
        6/1/2004             10,060                     10,136
        6/2/2004             10,096                     10,172
        6/3/2004              9,916                      9,991
        6/4/2004             10,016                     10,092
        6/5/2004             10,016                     10,092
        6/6/2004             10,016                     10,092
        6/7/2004             10,204                     10,282
        6/8/2004             10,220                     10,299
        6/9/2004             10,096                     10,176
       6/10/2004             10,084                     10,163
       6/11/2004             10,084                     10,163
       6/12/2004             10,084                     10,163
       6/13/2004             10,084                     10,163
       6/14/2004              9,944                     10,017
       6/15/2004             10,120                     10,196
       6/16/2004             10,200                     10,278
       6/17/2004             10,184                     10,259
       6/18/2004             10,180                     10,258
       6/19/2004             10,180                     10,258
       6/20/2004             10,180                     10,258
       6/21/2004             10,160                     10,241
       6/22/2004             10,228                     10,309
       6/23/2004             10,352                     10,434
       6/24/2004             10,340                     10,423
       6/25/2004             10,440                     10,526
       6/26/2004             10,440                     10,526
       6/27/2004             10,440                     10,526
       6/28/2004             10,376                     10,456
       6/29/2004             10,456                     10,538
       6/30/2004             10,536                     10,619
        7/1/2004             10,392                     10,476
        7/2/2004             10,352                     10,436
        7/3/2004             10,352                     10,436
        7/4/2004             10,352                     10,436
        7/5/2004             10,352                     10,436
        7/6/2004             10,196                     10,282
        7/7/2004             10,164                     10,248
        7/8/2004             10,008                     10,090
        7/9/2004             10,040                     10,122
       7/10/2004             10,040                     10,122
       7/11/2004             10,040                     10,122
       7/12/2004              9,980                     10,066
       7/13/2004              9,996                     10,081
       7/14/2004              9,936                     10,022
       7/15/2004              9,988                     10,072
       7/16/2004              9,916                     10,000
       7/17/2004              9,916                     10,000
       7/18/2004              9,916                     10,000
       7/19/2004              9,888                      9,971
       7/20/2004             10,020                     10,107
       7/21/2004              9,768                      9,849
       7/22/2004              9,736                      9,818
       7/23/2004              9,608                      9,687
       7/24/2004              9,608                      9,687
       7/25/2004              9,608                      9,687
       7/26/2004              9,508                      9,580
       7/27/2004              9,696                      9,773
       7/28/2004              9,652                      9,730
       7/29/2004              9,816                      9,896
       7/30/2004              9,872                      9,955
       7/31/2004              9,872                      9,955
        8/1/2004              9,872                      9,955
        8/2/2004              9,868                      9,949
        8/3/2004              9,732                      9,812
        8/4/2004              9,696                      9,775
        8/5/2004              9,504                      9,583
        8/6/2004              9,236                      9,310
        8/7/2004              9,236                      9,310
        8/8/2004              9,236                      9,310
        8/9/2004              9,252                      9,325
       8/10/2004              9,412                      9,486
       8/11/2004              9,388                      9,466
       8/12/2004              9,196                      9,269
       8/13/2004              9,196                      9,270
       8/14/2004              9,196                      9,270
       8/15/2004              9,196                      9,270
       8/16/2004              9,384                      9,455
       8/17/2004              9,420                      9,493
       8/18/2004              9,608                      9,683
       8/19/2004              9,584                      9,657
       8/20/2004              9,724                      9,803
       8/21/2004              9,724                      9,803
       8/22/2004              9,724                      9,803
       8/23/2004              9,676                      9,752
       8/24/2004              9,652                      9,732
       8/25/2004              9,720                      9,799
       8/26/2004              9,688                      9,766
       8/27/2004              9,760                      9,843
       8/28/2004              9,760                      9,843
       8/29/2004              9,760                      9,843
       8/30/2004              9,624                      9,703
       8/31/2004              9,660                      9,739
        9/1/2004              9,772                      9,853
        9/2/2004              9,904                      9,988
        9/3/2004              9,868                      9,953
        9/4/2004              9,868                      9,953
        9/5/2004              9,868                      9,953
        9/6/2004              9,868                      9,953
        9/7/2004              9,980                     10,067
        9/8/2004              9,888                      9,974
        9/9/2004             10,016                     10,103
       9/10/2004             10,096                     10,187
       9/11/2004             10,096                     10,187
       9/12/2004             10,096                     10,187
       9/13/2004             10,176                     10,266
       9/14/2004             10,164                     10,257
       9/15/2004             10,108                     10,199
       9/16/2004             10,188                     10,283
       9/17/2004             10,168                     10,263
       9/18/2004             10,168                     10,263
       9/19/2004             10,168                     10,263
       9/20/2004             10,152                     10,247
       9/21/2004             10,276                     10,377
       9/22/2004             10,060                     10,156
       9/23/2004             10,064                     10,160
       9/24/2004             10,088                     10,185
       9/25/2004             10,088                     10,185
       9/26/2004             10,088                     10,185
       9/27/2004              9,928                     10,024
       9/28/2004             10,064                     10,160
       9/29/2004             10,192                     10,291
       9/30/2004             10,184                     10,282
       10/1/2004             10,368                     10,475
       10/2/2004             10,368                     10,475
       10/3/2004             10,368                     10,475
       10/4/2004             10,436                     10,544
       10/5/2004             10,400                     10,506
       10/6/2004             10,480                     10,586
       10/7/2004             10,340                     10,447
       10/8/2004             10,176                     10,279
       10/9/2004             10,176                     10,279
      10/10/2004             10,176                     10,279
      10/11/2004             10,212                     10,316
      10/12/2004             10,188                     10,294
      10/13/2004             10,092                     10,194
      10/14/2004             10,040                     10,144
      10/15/2004             10,108                     10,215
      10/16/2004             10,108                     10,215
      10/17/2004             10,108                     10,215
      10/18/2004             10,136                     10,245
      10/19/2004             10,092                     10,199
      10/20/2004             10,168                     10,278
      10/21/2004             10,296                     10,412
      10/22/2004             10,172                     10,287
      10/23/2004             10,172                     10,287
      10/24/2004             10,172                     10,287
      10/25/2004             10,228                     10,342
      10/26/2004             10,324                     10,442
      10/27/2004             10,492                     10,613
      10/28/2004             10,444                     10,562
      10/29/2004             10,460                     10,579
      10/30/2004             10,460                     10,579
      10/31/2004             10,460                     10,579
       11/1/2004             10,500                     10,620
       11/2/2004             10,472                     10,591
       11/3/2004             10,664                     10,788
       11/4/2004             10,808                     10,936
       11/5/2004             10,896                     11,028
       11/6/2004             10,896                     11,028
       11/7/2004             10,896                     11,028
       11/8/2004             10,844                     10,976
       11/9/2004             10,896                     11,027
      11/10/2004             10,932                     11,064
      11/11/2004             11,028                     11,163
      11/12/2004             11,124                     11,263
      11/13/2004             11,124                     11,263
      11/14/2004             11,124                     11,263
      11/15/2004             11,136                     11,274
      11/16/2004             11,016                     11,151
      11/17/2004             11,120                     11,258
      11/18/2004             11,100                     11,239
      11/19/2004             10,928                     11,065
      11/20/2004             10,928                     11,065
      11/21/2004             10,928                     11,065
      11/22/2004             11,088                     11,229
      11/23/2004             11,144                     11,288
      11/24/2004             11,220                     11,364
      11/25/2004             11,220                     11,364
      11/26/2004             11,232                     11,381
      11/27/2004             11,232                     11,381
      11/28/2004             11,232                     11,381
      11/29/2004             11,276                     11,425
      11/30/2004             11,268                     11,418
       12/1/2004             11,396                     11,544
       12/2/2004             11,368                     11,517
       12/3/2004             11,352                     11,500
       12/4/2004             11,352                     11,500
       12/5/2004             11,352                     11,500
       12/6/2004             11,284                     11,433
       12/7/2004             11,036                     11,182
       12/8/2004             11,120                     11,266
       12/9/2004             11,096                     11,242
      12/10/2004             11,128                     11,276
      12/11/2004             11,128                     11,276
      12/12/2004             11,128                     11,276
      12/13/2004             11,229                     11,382
      12/14/2004             11,330                     11,485
      12/15/2004             11,395                     11,548
      12/16/2004             11,326                     11,481
      12/17/2004             11,322                     11,478
      12/18/2004             11,322                     11,478
      12/19/2004             11,322                     11,478
      12/20/2004             11,274                     11,430
      12/21/2004             11,419                     11,576
      12/22/2004             11,467                     11,630
      12/23/2004             11,488                     11,650
      12/24/2004             11,488                     11,650
      12/25/2004             11,488                     11,650
      12/26/2004             11,488                     11,650
      12/27/2004             11,358                     11,520
      12/28/2004             11,568                     11,735
      12/29/2004             11,564                     11,728
      12/30/2004             11,556                     11,719
      12/31/2004             11,540                     11,705
        1/1/2005             11,540                     11,705
        1/2/2005             11,540                     11,705
        1/3/2005             11,334                     11,495
        1/4/2005             11,132                     11,290
        1/5/2005             10,971                     11,126
        1/6/2005             11,019                     11,174
        1/7/2005             10,922                     11,076
        1/8/2005             10,922                     11,076
        1/9/2005             10,922                     11,076
       1/10/2005             11,048                     11,201
       1/11/2005             10,975                     11,133
       1/12/2005             10,999                     11,154
       1/13/2005             11,007                     11,165
       1/14/2005             11,100                     11,261
       1/15/2005             11,100                     11,261
       1/16/2005             11,100                     11,261
       1/17/2005             11,100                     11,261
       1/18/2005             11,253                     11,417
       1/19/2005             11,153                     11,315
       1/20/2005             11,084                     11,245
       1/21/2005             11,068                     11,232
       1/22/2005             11,068                     11,232
       1/23/2005             11,068                     11,232
       1/24/2005             10,971                     11,133
       1/25/2005             11,011                     11,176
       1/26/2005             11,209                     11,378
       1/27/2005             11,233                     11,404
       1/28/2005             11,173                     11,341
       1/29/2005             11,173                     11,341
       1/30/2005             11,173                     11,341
       1/31/2005             11,403                     11,577
        2/1/2005             11,500                     11,676
        2/2/2005             11,580                     11,761
        2/3/2005             11,568                     11,747
        2/4/2005             11,722                     11,903
        2/5/2005             11,722                     11,903
        2/6/2005             11,722                     11,903
        2/7/2005             11,693                     11,877
        2/8/2005             11,754                     11,938
        2/9/2005             11,500                     11,680
       2/10/2005             11,552                     11,735
       2/11/2005             11,673                     11,858
       2/12/2005             11,673                     11,858
       2/13/2005             11,673                     11,858
       2/14/2005             11,657                     11,845
       2/15/2005             11,693                     11,879
       2/16/2005             11,754                     11,941
       2/17/2005             11,637                     11,821
       2/18/2005             11,621                     11,807
       2/19/2005             11,621                     11,807
       2/20/2005             11,621                     11,807
       2/21/2005             11,621                     11,807
       2/22/2005             11,379                     11,561
       2/23/2005             11,439                     11,621
       2/24/2005             11,576                     11,763
       2/25/2005             11,750                     11,940
       2/26/2005             11,750                     11,940
       2/27/2005             11,750                     11,940
       2/28/2005             11,689                     11,881
        3/1/2005             11,742                     11,932
        3/2/2005             11,766                     11,960
        3/3/2005             11,758                     11,952
        3/4/2005             11,887                     12,084
        3/5/2005             11,887                     12,084
        3/6/2005             11,887                     12,084
        3/7/2005             11,891                     12,091
        3/8/2005             11,778                     11,973
        3/9/2005             11,633                     11,828
       3/10/2005             11,516                     11,708
       3/11/2005             11,548                     11,741
       3/12/2005             11,548                     11,741
       3/13/2005             11,548                     11,741
       3/14/2005             11,593                     11,788
       3/15/2005             11,544                     11,736
       3/16/2005             11,475                     11,669
       3/17/2005             11,512                     11,705
       3/18/2005             11,488                     11,683
       3/19/2005             11,488                     11,683
       3/20/2005             11,488                     11,683
       3/21/2005             11,455                     11,649
       3/22/2005             11,415                     11,608
       3/23/2005             11,253                     11,441
       3/24/2005             11,298                     11,491
       3/25/2005             11,298                     11,491
       3/26/2005             11,298                     11,491
       3/27/2005             11,298                     11,491
       3/28/2005             11,310                     11,501
       3/29/2005             11,124                     11,311
       3/30/2005             11,298                     11,491
       3/31/2005             11,290                     11,484

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

---------------------------------------------------------------------------------------
                                      A-CLASS          C-CLASS             H-CLASS
                                     (09/01/04)       (02/20/04)          (02/20/04)
---------------------------------------------------------------------------------------
                                       SINCE       ONE      SINCE      ONE      SINCE
                                     INCEPTION     YEAR   INCEPTION    YEAR   INCEPTION
---------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND                  15.49%     10.68%    10.87%    11.38%    11.55%
S&P SMALLCAP 600/BARRA GROWTH INDEX    16.55%     12.77%    13.28%    12.77%    13.28%
---------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/BARRA GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                              SMALL-CAP GROWTH FUND        S&P SMALLCAP 600/BARRA GROWTH INDEX
                              ---------------------        -----------------------------------
Other                                  5.3%                               5.2%
Consumer Discretionary                21.8%                              20.1%
Health Care                           18.0%                              17.5%
Industrials                           16.2%                              17.4%
Information Technology                16.1%                              16.2%
Energy                                 8.8%                               9.9%
Financials                             8.1%                               7.7%
Materials                              5.2%                               6.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                               September 1, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
NVR, Inc.                                          2.0%
Cooper Cos., Inc.                                  1.2%
Massey Energy Co.                                  1.2%
Polaris Industries, Inc.                           1.1%
Oshkosh Truck Corp.                                1.1%
Patina Oil & Gas Corp.                             1.1%
Roper Industries, Inc.                             1.0%
Pharmaceutical Product Development, Inc.           1.0%
New Century Financial Corp.                        1.0%
Florida Rock Industries, Inc.                      1.0%
-------------------------------------------------------
Top Ten Total                                     11.7%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index. The investment objective of the Mid-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

Inception: February 20, 2004

For the year ended March 31, 2005, mid-cap value stocks tended to outperform the broader market by a small margin. Among the group, energy, utilities and basic materials companies were the best performers, all producing healthy gains. Information technology and financials were the worst performers, both posting modest losses for the year.

For the entire period, Rydex Mid-Cap Growth Fund H-Class returned 6.75% while its benchmark, the S&P MidCap 400/Barra Growth Index, rose 8.12%. In its first full year of operation, the Fund experienced very high shareholder turnover compared to its average asset size. This caused the Fund to trail its benchmark more than would normally be expected. As the Fund grows in size, however, these effects should be mitigated.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             MID-CAP GROWTH FUND          S&P MIDCAP 400/BARRA
         DATE                      C-CLASS                    GROWTH INDEX
      ----------             -------------------          ---------------------

       2/20/2004                    10,000                       10,000
       2/21/2004                    10,000                       10,000
       2/22/2004                    10,000                       10,000
       2/23/2004                     9,860                        9,861
       2/24/2004                     9,876                        9,879
       2/25/2004                     9,924                        9,931
       2/26/2004                     9,996                       10,010
       2/27/2004                    10,044                       10,067
       2/28/2004                    10,044                       10,067
       2/29/2004                    10,044                       10,067
        3/1/2004                    10,236                       10,264
        3/2/2004                    10,176                       10,210
        3/3/2004                    10,160                       10,198
        3/4/2004                    10,224                       10,264
        3/5/2004                    10,284                       10,329
        3/6/2004                    10,284                       10,329
        3/7/2004                    10,284                       10,329
        3/8/2004                    10,168                       10,219
        3/9/2004                    10,092                       10,142
       3/10/2004                     9,908                        9,959
       3/11/2004                     9,808                        9,854
       3/12/2004                     9,968                       10,017
       3/13/2004                     9,968                       10,017
       3/14/2004                     9,968                       10,017
       3/15/2004                     9,796                        9,847
       3/16/2004                     9,808                        9,857
       3/17/2004                     9,920                        9,974
       3/18/2004                     9,868                        9,923
       3/19/2004                     9,788                        9,840
       3/20/2004                     9,788                        9,840
       3/21/2004                     9,788                        9,840
       3/22/2004                     9,624                        9,677
       3/23/2004                     9,656                        9,709
       3/24/2004                     9,640                        9,696
       3/25/2004                     9,824                        9,882
       3/26/2004                     9,832                        9,895
       3/27/2004                     9,832                        9,895
       3/28/2004                     9,832                        9,895
       3/29/2004                     9,964                       10,033
       3/30/2004                    10,008                       10,088
       3/31/2004                    10,060                       10,130
        4/1/2004                    10,140                       10,213
        4/2/2004                    10,224                       10,301
        4/3/2004                    10,224                       10,301
        4/4/2004                    10,224                       10,301
        4/5/2004                    10,332                       10,429
        4/6/2004                    10,280                       10,381
        4/7/2004                    10,288                       10,393
        4/8/2004                    10,220                       10,331
        4/9/2004                    10,220                       10,331
       4/10/2004                    10,220                       10,331
       4/11/2004                    10,220                       10,331
       4/12/2004                    10,264                       10,375
       4/13/2004                    10,088                       10,196
       4/14/2004                    10,072                       10,179
       4/15/2004                    10,016                       10,123
       4/16/2004                    10,028                       10,138
       4/17/2004                    10,028                       10,138
       4/18/2004                    10,028                       10,138
       4/19/2004                    10,092                       10,202
       4/20/2004                     9,956                       10,066
       4/21/2004                    10,052                       10,161
       4/22/2004                    10,208                       10,323
       4/23/2004                    10,192                       10,307
       4/24/2004                    10,192                       10,307
       4/25/2004                    10,192                       10,307
       4/26/2004                    10,132                       10,247
       4/27/2004                    10,132                       10,249
       4/28/2004                     9,956                       10,071
       4/29/2004                     9,820                        9,933
       4/30/2004                     9,740                        9,852
        5/1/2004                     9,740                        9,852
        5/2/2004                     9,740                        9,852
        5/3/2004                     9,840                        9,953
        5/4/2004                     9,856                        9,971
        5/5/2004                     9,932                       10,048
        5/6/2004                     9,796                        9,907
        5/7/2004                     9,588                        9,700
        5/8/2004                     9,588                        9,700
        5/9/2004                     9,588                        9,700
       5/10/2004                     9,428                        9,537
       5/11/2004                     9,576                        9,683
       5/12/2004                     9,540                        9,645
       5/13/2004                     9,544                        9,650
       5/14/2004                     9,484                        9,592
       5/15/2004                     9,484                        9,592
       5/16/2004                     9,484                        9,592
       5/17/2004                     9,368                        9,475
       5/18/2004                     9,476                        9,584
       5/19/2004                     9,456                        9,561
       5/20/2004                     9,436                        9,544
       5/21/2004                     9,496                        9,604
       5/22/2004                     9,496                        9,604
       5/23/2004                     9,496                        9,604
       5/24/2004                     9,580                        9,693
       5/25/2004                     9,768                        9,886
       5/26/2004                     9,820                        9,937
       5/27/2004                     9,876                        9,995
       5/28/2004                     9,928                       10,049
       5/29/2004                     9,928                       10,049
       5/30/2004                     9,928                       10,049
       5/31/2004                     9,928                       10,049
        6/1/2004                     9,972                       10,093
        6/2/2004                     9,948                       10,071
        6/3/2004                     9,800                        9,917
        6/4/2004                     9,864                        9,986
        6/5/2004                     9,864                        9,986
        6/6/2004                     9,864                        9,986
        6/7/2004                    10,040                       10,167
        6/8/2004                    10,024                       10,154
        6/9/2004                     9,900                       10,025
       6/10/2004                     9,916                       10,045
       6/11/2004                     9,916                       10,045
       6/12/2004                     9,916                       10,045
       6/13/2004                     9,916                       10,045
       6/14/2004                     9,768                        9,890
       6/15/2004                     9,888                       10,018
       6/16/2004                     9,904                       10,036
       6/17/2004                     9,872                       10,002
       6/18/2004                     9,860                        9,995
       6/19/2004                     9,860                        9,995
       6/20/2004                     9,860                        9,995
       6/21/2004                     9,824                        9,957
       6/22/2004                     9,880                       10,017
       6/23/2004                     9,960                       10,096
       6/24/2004                     9,944                       10,083
       6/25/2004                     9,996                       10,137
       6/26/2004                     9,996                       10,137
       6/27/2004                     9,996                       10,137
       6/28/2004                     9,948                       10,087
       6/29/2004                     9,980                       10,122
       6/30/2004                    10,044                       10,189
        7/1/2004                     9,928                       10,071
        7/2/2004                     9,888                       10,036
        7/3/2004                     9,888                       10,036
        7/4/2004                     9,888                       10,036
        7/5/2004                     9,888                       10,036
        7/6/2004                     9,792                        9,893
        7/7/2004                     9,832                        9,936
        7/8/2004                     9,704                        9,805
        7/9/2004                     9,748                        9,852
       7/10/2004                     9,748                        9,852
       7/11/2004                     9,748                        9,852
       7/12/2004                     9,704                        9,808
       7/13/2004                     9,704                        9,807
       7/14/2004                     9,652                        9,754
       7/15/2004                     9,708                        9,812
       7/16/2004                     9,620                        9,724
       7/17/2004                     9,620                        9,724
       7/18/2004                     9,620                        9,724
       7/19/2004                     9,624                        9,729
       7/20/2004                     9,756                        9,863
       7/21/2004                     9,552                        9,653
       7/22/2004                     9,544                        9,650
       7/23/2004                     9,420                        9,524
       7/24/2004                     9,420                        9,524
       7/25/2004                     9,420                        9,524
       7/26/2004                     9,324                        9,423
       7/27/2004                     9,476                        9,580
       7/28/2004                     9,416                        9,516
       7/29/2004                     9,548                        9,650
       7/30/2004                     9,572                        9,677
       7/31/2004                     9,572                        9,677
        8/1/2004                     9,572                        9,677
        8/2/2004                     9,552                        9,656
        8/3/2004                     9,436                        9,539
        8/4/2004                     9,392                        9,492
        8/5/2004                     9,208                        9,306
        8/6/2004                     9,036                        9,128
        8/7/2004                     9,036                        9,128
        8/8/2004                     9,036                        9,128
        8/9/2004                     9,048                        9,142
       8/10/2004                     9,200                        9,296
       8/11/2004                     9,140                        9,238
       8/12/2004                     9,012                        9,105
       8/13/2004                     9,004                        9,098
       8/14/2004                     9,004                        9,098
       8/15/2004                     9,004                        9,098
       8/16/2004                     9,148                        9,244
       8/17/2004                     9,192                        9,292
       8/18/2004                     9,336                        9,438
       8/19/2004                     9,272                        9,372
       8/20/2004                     9,404                        9,511
       8/21/2004                     9,404                        9,511
       8/22/2004                     9,404                        9,511
       8/23/2004                     9,344                        9,448
       8/24/2004                     9,352                        9,458
       8/25/2004                     9,440                        9,549
       8/26/2004                     9,440                        9,550
       8/27/2004                     9,492                        9,602
       8/28/2004                     9,492                        9,602
       8/29/2004                     9,492                        9,602
       8/30/2004                     9,384                        9,494
       8/31/2004                     9,440                        9,550
        9/1/2004                     9,524                        9,634
        9/2/2004                     9,624                        9,737
        9/3/2004                     9,552                        9,677
        9/4/2004                     9,552                        9,677
        9/5/2004                     9,552                        9,677
        9/6/2004                     9,552                        9,677
        9/7/2004                     9,612                        9,738
        9/8/2004                     9,556                        9,680
        9/9/2004                     9,608                        9,738
       9/10/2004                     9,672                        9,802
       9/11/2004                     9,672                        9,802
       9/12/2004                     9,672                        9,802
       9/13/2004                     9,748                        9,879
       9/14/2004                     9,732                        9,864
       9/15/2004                     9,676                        9,808
       9/16/2004                     9,720                        9,852
       9/17/2004                     9,696                        9,832
       9/18/2004                     9,696                        9,832
       9/19/2004                     9,696                        9,832
       9/20/2004                     9,656                        9,792
       9/21/2004                     9,728                        9,866
       9/22/2004                     9,596                        9,730
       9/23/2004                     9,568                        9,702
       9/24/2004                     9,636                        9,765
       9/25/2004                     9,636                        9,765
       9/26/2004                     9,636                        9,765
       9/27/2004                     9,516                        9,640
       9/28/2004                     9,588                        9,714
       9/29/2004                     9,644                        9,775
       9/30/2004                     9,692                        9,823
       10/1/2004                     9,824                        9,964
       10/2/2004                     9,824                        9,964
       10/3/2004                     9,824                        9,964
       10/4/2004                     9,892                       10,032
       10/5/2004                     9,856                        9,998
       10/6/2004                     9,904                       10,047
       10/7/2004                     9,792                        9,931
       10/8/2004                     9,712                        9,851
       10/9/2004                     9,712                        9,851
      10/10/2004                     9,712                        9,851
      10/11/2004                     9,724                        9,864
      10/12/2004                     9,676                        9,817
      10/13/2004                     9,624                        9,763
      10/14/2004                     9,536                        9,674
      10/15/2004                     9,568                        9,709
      10/16/2004                     9,568                        9,709
      10/17/2004                     9,568                        9,709
      10/18/2004                     9,652                        9,795
      10/19/2004                     9,588                        9,733
      10/20/2004                     9,652                        9,799
      10/21/2004                     9,752                        9,901
      10/22/2004                     9,636                        9,786
      10/23/2004                     9,636                        9,786
      10/24/2004                     9,636                        9,786
      10/25/2004                     9,644                        9,795
      10/26/2004                     9,676                        9,832
      10/27/2004                     9,872                       10,030
      10/28/2004                     9,872                       10,030
      10/29/2004                     9,896                       10,056
      10/30/2004                     9,896                       10,056
      10/31/2004                     9,896                       10,056
       11/1/2004                     9,872                       10,031
       11/2/2004                     9,860                       10,022
       11/3/2004                     9,976                       10,141
       11/4/2004                    10,108                       10,277
       11/5/2004                    10,156                       10,328
       11/6/2004                    10,156                       10,328
       11/7/2004                    10,156                       10,328
       11/8/2004                    10,116                       10,287
       11/9/2004                    10,148                       10,318
      11/10/2004                    10,172                       10,342
      11/11/2004                    10,268                       10,444
      11/12/2004                    10,372                       10,547
      11/13/2004                    10,372                       10,547
      11/14/2004                    10,372                       10,547
      11/15/2004                    10,368                       10,545
      11/16/2004                    10,296                       10,471
      11/17/2004                    10,380                       10,558
      11/18/2004                    10,360                       10,540
      11/19/2004                    10,220                       10,398
      11/20/2004                    10,220                       10,398
      11/21/2004                    10,220                       10,398
      11/22/2004                    10,275                       10,455
      11/23/2004                    10,323                       10,502
      11/24/2004                    10,403                       10,589
      11/25/2004                    10,403                       10,589
      11/26/2004                    10,403                       10,591
      11/27/2004                    10,403                       10,591
      11/28/2004                    10,403                       10,591
      11/29/2004                    10,383                       10,570
      11/30/2004                    10,339                       10,525
       12/1/2004                    10,503                       10,694
       12/2/2004                    10,475                       10,671
       12/3/2004                    10,491                       10,691
       12/4/2004                    10,491                       10,691
       12/5/2004                    10,491                       10,691
       12/6/2004                    10,479                       10,678
       12/7/2004                    10,319                       10,516
       12/8/2004                    10,399                       10,598
       12/9/2004                    10,435                       10,636
      12/10/2004                    10,423                       10,626
      12/11/2004                    10,423                       10,626
      12/12/2004                    10,423                       10,626
      12/13/2004                    10,487                       10,696
      12/14/2004                    10,595                       10,805
      12/15/2004                    10,627                       10,839
      12/16/2004                    10,563                       10,773
      12/17/2004                    10,563                       10,774
      12/18/2004                    10,563                       10,774
      12/19/2004                    10,563                       10,774
      12/20/2004                    10,531                       10,742
      12/21/2004                    10,639                       10,857
      12/22/2004                    10,675                       10,893
      12/23/2004                    10,691                       10,912
      12/24/2004                    10,691                       10,912
      12/25/2004                    10,691                       10,912
      12/26/2004                    10,691                       10,912
      12/27/2004                    10,623                       10,842
      12/28/2004                    10,767                       10,990
      12/29/2004                    10,771                       10,994
      12/30/2004                    10,779                       11,003
      12/31/2004                    10,759                       10,984
        1/1/2005                    10,759                       10,984
        1/2/2005                    10,759                       10,984
        1/3/2005                    10,571                       10,790
        1/4/2005                    10,407                       10,623
        1/5/2005                    10,303                       10,519
        1/6/2005                    10,359                       10,577
        1/7/2005                    10,315                       10,531
        1/8/2005                    10,315                       10,531
        1/9/2005                    10,315                       10,531
       1/10/2005                    10,379                       10,599
       1/11/2005                    10,315                       10,536
       1/12/2005                    10,339                       10,563
       1/13/2005                    10,295                       10,519
       1/14/2005                    10,379                       10,605
       1/15/2005                    10,379                       10,605
       1/16/2005                    10,379                       10,605
       1/17/2005                    10,379                       10,605
       1/18/2005                    10,471                       10,702
       1/19/2005                    10,371                       10,600
       1/20/2005                    10,335                       10,562
       1/21/2005                    10,267                       10,497
       1/22/2005                    10,267                       10,497
       1/23/2005                    10,267                       10,497
       1/24/2005                    10,195                       10,424
       1/25/2005                    10,231                       10,460
       1/26/2005                    10,339                       10,572
       1/27/2005                    10,391                       10,626
       1/28/2005                    10,319                       10,558
       1/29/2005                    10,319                       10,558
       1/30/2005                    10,319                       10,558
       1/31/2005                    10,479                       10,723
        2/1/2005                    10,559                       10,805
        2/2/2005                    10,611                       10,861
        2/3/2005                    10,603                       10,851
        2/4/2005                    10,735                       10,990
        2/5/2005                    10,735                       10,990
        2/6/2005                    10,735                       10,990
        2/7/2005                    10,715                       10,969
        2/8/2005                    10,723                       10,980
        2/9/2005                    10,579                       10,829
       2/10/2005                    10,623                       10,877
       2/11/2005                    10,751                       11,010
       2/12/2005                    10,751                       11,010
       2/13/2005                    10,751                       11,010
       2/14/2005                    10,739                       11,000
       2/15/2005                    10,771                       11,033
       2/16/2005                    10,815                       11,074
       2/17/2005                    10,735                       10,994
       2/18/2005                    10,727                       10,989
       2/19/2005                    10,727                       10,989
       2/20/2005                    10,727                       10,989
       2/21/2005                    10,727                       10,989
       2/22/2005                    10,563                       10,820
       2/23/2005                    10,635                       10,892
       2/24/2005                    10,767                       11,027
       2/25/2005                    10,871                       11,138
       2/26/2005                    10,871                       11,138
       2/27/2005                    10,871                       11,138
       2/28/2005                    10,831                       11,097
        3/1/2005                    10,903                       11,171
        3/2/2005                    10,915                       11,184
        3/3/2005                    10,899                       11,169
        3/4/2005                    10,995                       11,268
        3/5/2005                    10,995                       11,268
        3/6/2005                    10,995                       11,268
        3/7/2005                    11,039                       11,316
        3/8/2005                    10,971                       11,248
        3/9/2005                    10,867                       11,140
       3/10/2005                    10,831                       11,102
       3/11/2005                    10,843                       11,116
       3/12/2005                    10,843                       11,116
       3/13/2005                    10,843                       11,116
       3/14/2005                    10,899                       11,173
       3/15/2005                    10,863                       11,137
       3/16/2005                    10,755                       11,027
       3/17/2005                    10,787                       11,057
       3/18/2005                    10,751                       11,022
       3/19/2005                    10,751                       11,022
       3/20/2005                    10,751                       11,022
       3/21/2005                    10,731                       11,003
       3/22/2005                    10,687                       10,959
       3/23/2005                    10,619                       10,890
       3/24/2005                    10,627                       10,902
       3/25/2005                    10,627                       10,902
       3/26/2005                    10,627                       10,902
       3/27/2005                    10,627                       10,902
       3/28/2005                    10,627                       10,901
       3/29/2005                    10,503                       10,776
       3/30/2005                    10,639                       10,920
       3/31/2005                    10,667                       10,952

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             MID-CAP GROWTH FUND         S&P MIDCAP 400/BARRA
         DATE                      H-CLASS                   GROWTH INDEX
      ----------             -------------------         ---------------------

       2/20/2004                    10,000                       10,000
       2/21/2004                    10,000                       10,000
       2/22/2004                    10,000                       10,000
       2/23/2004                     9,856                        9,861
       2/24/2004                     9,876                        9,879
       2/25/2004                     9,924                        9,931
       2/26/2004                     9,996                       10,010
       2/27/2004                    10,044                       10,067
       2/28/2004                    10,044                       10,067
       2/29/2004                    10,044                       10,067
        3/1/2004                    10,240                       10,264
        3/2/2004                    10,180                       10,210
        3/3/2004                    10,164                       10,198
        3/4/2004                    10,228                       10,264
        3/5/2004                    10,292                       10,329
        3/6/2004                    10,292                       10,329
        3/7/2004                    10,292                       10,329
        3/8/2004                    10,176                       10,219
        3/9/2004                    10,096                       10,142
       3/10/2004                     9,916                        9,959
       3/11/2004                     9,816                        9,854
       3/12/2004                     9,976                       10,017
       3/13/2004                     9,976                       10,017
       3/14/2004                     9,976                       10,017
       3/15/2004                     9,808                        9,847
       3/16/2004                     9,816                        9,857
       3/17/2004                     9,932                        9,974
       3/18/2004                     9,880                        9,923
       3/19/2004                     9,796                        9,840
       3/20/2004                     9,796                        9,840
       3/21/2004                     9,796                        9,840
       3/22/2004                     9,636                        9,677
       3/23/2004                     9,664                        9,709
       3/24/2004                     9,652                        9,696
       3/25/2004                     9,832                        9,882
       3/26/2004                     9,840                        9,895
       3/27/2004                     9,840                        9,895
       3/28/2004                     9,840                        9,895
       3/29/2004                     9,976                       10,033
       3/30/2004                    10,020                       10,088
       3/31/2004                    10,068                       10,130
        4/1/2004                    10,152                       10,213
        4/2/2004                    10,232                       10,301
        4/3/2004                    10,232                       10,301
        4/4/2004                    10,232                       10,301
        4/5/2004                    10,344                       10,429
        4/6/2004                    10,292                       10,381
        4/7/2004                    10,300                       10,393
        4/8/2004                    10,236                       10,331
        4/9/2004                    10,236                       10,331
       4/10/2004                    10,236                       10,331
       4/11/2004                    10,236                       10,331
       4/12/2004                    10,276                       10,375
       4/13/2004                    10,100                       10,196
       4/14/2004                    10,084                       10,179
       4/15/2004                    10,028                       10,123
       4/16/2004                    10,044                       10,138
       4/17/2004                    10,044                       10,138
       4/18/2004                    10,044                       10,138
       4/19/2004                    10,104                       10,202
       4/20/2004                     9,972                       10,066
       4/21/2004                    10,064                       10,161
       4/22/2004                    10,224                       10,323
       4/23/2004                    10,204                       10,307
       4/24/2004                    10,204                       10,307
       4/25/2004                    10,204                       10,307
       4/26/2004                    10,148                       10,247
       4/27/2004                    10,148                       10,249
       4/28/2004                     9,972                       10,071
       4/29/2004                     9,836                        9,933
       4/30/2004                     9,756                        9,852
        5/1/2004                     9,756                        9,852
        5/2/2004                     9,756                        9,852
        5/3/2004                     9,856                        9,953
        5/4/2004                     9,872                        9,971
        5/5/2004                     9,948                       10,048
        5/6/2004                     9,812                        9,907
        5/7/2004                     9,608                        9,700
        5/8/2004                     9,608                        9,700
        5/9/2004                     9,608                        9,700
       5/10/2004                     9,448                        9,537
       5/11/2004                     9,596                        9,683
       5/12/2004                     9,560                        9,645
       5/13/2004                     9,564                        9,650
       5/14/2004                     9,504                        9,592
       5/15/2004                     9,504                        9,592
       5/16/2004                     9,504                        9,592
       5/17/2004                     9,392                        9,475
       5/18/2004                     9,496                        9,584
       5/19/2004                     9,476                        9,561
       5/20/2004                     9,456                        9,544
       5/21/2004                     9,516                        9,604
       5/22/2004                     9,516                        9,604
       5/23/2004                     9,516                        9,604
       5/24/2004                     9,604                        9,693
       5/25/2004                     9,792                        9,886
       5/26/2004                     9,840                        9,937
       5/27/2004                     9,900                        9,995
       5/28/2004                     9,952                       10,049
       5/29/2004                     9,952                       10,049
       5/30/2004                     9,952                       10,049
       5/31/2004                     9,952                       10,049
        6/1/2004                     9,996                       10,093
        6/2/2004                     9,972                       10,071
        6/3/2004                     9,824                        9,917
        6/4/2004                     9,888                        9,986
        6/5/2004                     9,888                        9,986
        6/6/2004                     9,888                        9,986
        6/7/2004                    10,068                       10,167
        6/8/2004                    10,052                       10,154
        6/9/2004                     9,928                       10,025
       6/10/2004                     9,944                       10,045
       6/11/2004                     9,944                       10,045
       6/12/2004                     9,944                       10,045
       6/13/2004                     9,944                       10,045
       6/14/2004                     9,792                        9,890
       6/15/2004                     9,916                       10,018
       6/16/2004                     9,932                       10,036
       6/17/2004                     9,900                       10,002
       6/18/2004                     9,892                        9,995
       6/19/2004                     9,892                        9,995
       6/20/2004                     9,892                        9,995
       6/21/2004                     9,852                        9,957
       6/22/2004                     9,912                       10,017
       6/23/2004                     9,988                       10,096
       6/24/2004                     9,976                       10,083
       6/25/2004                    10,024                       10,137
       6/26/2004                    10,024                       10,137
       6/27/2004                    10,024                       10,137
       6/28/2004                     9,976                       10,087
       6/29/2004                    10,012                       10,122
       6/30/2004                    10,076                       10,189
        7/1/2004                     9,956                       10,071
        7/2/2004                     9,920                       10,036
        7/3/2004                     9,920                       10,036
        7/4/2004                     9,920                       10,036
        7/5/2004                     9,920                       10,036
        7/6/2004                     9,820                        9,893
        7/7/2004                     9,864                        9,936
        7/8/2004                     9,736                        9,805
        7/9/2004                     9,780                        9,852
       7/10/2004                     9,780                        9,852
       7/11/2004                     9,780                        9,852
       7/12/2004                     9,736                        9,808
       7/13/2004                     9,736                        9,807
       7/14/2004                     9,684                        9,754
       7/15/2004                     9,740                        9,812
       7/16/2004                     9,652                        9,724
       7/17/2004                     9,652                        9,724
       7/18/2004                     9,652                        9,724
       7/19/2004                     9,656                        9,729
       7/20/2004                     9,792                        9,863
       7/21/2004                     9,584                        9,653
       7/22/2004                     9,580                        9,650
       7/23/2004                     9,456                        9,524
       7/24/2004                     9,456                        9,524
       7/25/2004                     9,456                        9,524
       7/26/2004                     9,360                        9,423
       7/27/2004                     9,516                        9,580
       7/28/2004                     9,456                        9,516
       7/29/2004                     9,584                        9,650
       7/30/2004                     9,612                        9,677
       7/31/2004                     9,612                        9,677
        8/1/2004                     9,612                        9,677
        8/2/2004                     9,592                        9,656
        8/3/2004                     9,476                        9,539
        8/4/2004                     9,428                        9,492
        8/5/2004                     9,244                        9,306
        8/6/2004                     9,072                        9,128
        8/7/2004                     9,072                        9,128
        8/8/2004                     9,072                        9,128
        8/9/2004                     9,084                        9,142
       8/10/2004                     9,236                        9,296
       8/11/2004                     9,180                        9,238
       8/12/2004                     9,048                        9,105
       8/13/2004                     9,040                        9,098
       8/14/2004                     9,040                        9,098
       8/15/2004                     9,040                        9,098
       8/16/2004                     9,184                        9,244
       8/17/2004                     9,232                        9,292
       8/18/2004                     9,376                        9,438
       8/19/2004                     9,308                        9,372
       8/20/2004                     9,444                        9,511
       8/21/2004                     9,444                        9,511
       8/22/2004                     9,444                        9,511
       8/23/2004                     9,384                        9,448
       8/24/2004                     9,392                        9,458
       8/25/2004                     9,480                        9,549
       8/26/2004                     9,484                        9,550
       8/27/2004                     9,532                        9,602
       8/28/2004                     9,532                        9,602
       8/29/2004                     9,532                        9,602
       8/30/2004                     9,428                        9,494
       8/31/2004                     9,480                        9,550
        9/1/2004                     9,564                        9,634
        9/2/2004                     9,668                        9,737
        9/3/2004                     9,596                        9,677
        9/4/2004                     9,596                        9,677
        9/5/2004                     9,596                        9,677
        9/6/2004                     9,596                        9,677
        9/7/2004                     9,656                        9,738
        9/8/2004                     9,596                        9,680
        9/9/2004                     9,652                        9,738
       9/10/2004                     9,716                        9,802
       9/11/2004                     9,716                        9,802
       9/12/2004                     9,716                        9,802
       9/13/2004                     9,792                        9,879
       9/14/2004                     9,776                        9,864
       9/15/2004                     9,720                        9,808
       9/16/2004                     9,764                        9,852
       9/17/2004                     9,744                        9,832
       9/18/2004                     9,744                        9,832
       9/19/2004                     9,744                        9,832
       9/20/2004                     9,704                        9,792
       9/21/2004                     9,776                        9,866
       9/22/2004                     9,640                        9,730
       9/23/2004                     9,612                        9,702
       9/24/2004                     9,680                        9,765
       9/25/2004                     9,680                        9,765
       9/26/2004                     9,680                        9,765
       9/27/2004                     9,552                        9,640
       9/28/2004                     9,628                        9,714
       9/29/2004                     9,684                        9,775
       9/30/2004                     9,732                        9,823
       10/1/2004                     9,868                        9,964
       10/2/2004                     9,868                        9,964
       10/3/2004                     9,868                        9,964
       10/4/2004                     9,932                       10,032
       10/5/2004                     9,900                        9,998
       10/6/2004                     9,948                       10,047
       10/7/2004                     9,832                        9,931
       10/8/2004                     9,752                        9,851
       10/9/2004                     9,752                        9,851
      10/10/2004                     9,752                        9,851
      10/11/2004                     9,764                        9,864
      10/12/2004                     9,720                        9,817
      10/13/2004                     9,664                        9,763
      10/14/2004                     9,576                        9,674
      10/15/2004                     9,608                        9,709
      10/16/2004                     9,608                        9,709
      10/17/2004                     9,608                        9,709
      10/18/2004                     9,696                        9,795
      10/19/2004                     9,632                        9,733
      10/20/2004                     9,696                        9,799
      10/21/2004                     9,796                        9,901
      10/22/2004                     9,680                        9,786
      10/23/2004                     9,680                        9,786
      10/24/2004                     9,680                        9,786
      10/25/2004                     9,688                        9,795
      10/26/2004                     9,724                        9,832
      10/27/2004                     9,916                       10,030
      10/28/2004                     9,916                       10,030
      10/29/2004                     9,944                       10,056
      10/30/2004                     9,944                       10,056
      10/31/2004                     9,944                       10,056
       11/1/2004                     9,916                       10,031
       11/2/2004                     9,908                       10,022
       11/3/2004                    10,024                       10,141
       11/4/2004                    10,156                       10,277
       11/5/2004                    10,208                       10,328
       11/6/2004                    10,208                       10,328
       11/7/2004                    10,208                       10,328
       11/8/2004                    10,168                       10,287
       11/9/2004                    10,200                       10,318
      11/10/2004                    10,224                       10,342
      11/11/2004                    10,324                       10,444
      11/12/2004                    10,424                       10,547
      11/13/2004                    10,424                       10,547
      11/14/2004                    10,424                       10,547
      11/15/2004                    10,420                       10,545
      11/16/2004                    10,348                       10,471
      11/17/2004                    10,432                       10,558
      11/18/2004                    10,416                       10,540
      11/19/2004                    10,276                       10,398
      11/20/2004                    10,276                       10,398
      11/21/2004                    10,276                       10,398
      11/22/2004                    10,331                       10,455
      11/23/2004                    10,379                       10,502
      11/24/2004                    10,459                       10,589
      11/25/2004                    10,459                       10,589
      11/26/2004                    10,463                       10,591
      11/27/2004                    10,463                       10,591
      11/28/2004                    10,463                       10,591
      11/29/2004                    10,443                       10,570
      11/30/2004                    10,395                       10,525
       12/1/2004                    10,563                       10,694
       12/2/2004                    10,535                       10,671
       12/3/2004                    10,551                       10,691
       12/4/2004                    10,551                       10,691
       12/5/2004                    10,551                       10,691
       12/6/2004                    10,539                       10,678
       12/7/2004                    10,379                       10,516
       12/8/2004                    10,459                       10,598
       12/9/2004                    10,495                       10,636
      12/10/2004                    10,483                       10,626
      12/11/2004                    10,483                       10,626
      12/12/2004                    10,483                       10,626
      12/13/2004                    10,551                       10,696
      12/14/2004                    10,655                       10,805
      12/15/2004                    10,687                       10,839
      12/16/2004                    10,623                       10,773
      12/17/2004                    10,623                       10,774
      12/18/2004                    10,623                       10,774
      12/19/2004                    10,623                       10,774
      12/20/2004                    10,591                       10,742
      12/21/2004                    10,703                       10,857
      12/22/2004                    10,739                       10,893
      12/23/2004                    10,755                       10,912
      12/24/2004                    10,755                       10,912
      12/25/2004                    10,755                       10,912
      12/26/2004                    10,755                       10,912
      12/27/2004                    10,687                       10,842
      12/28/2004                    10,831                       10,990
      12/29/2004                    10,835                       10,994
      12/30/2004                    10,843                       11,003
      12/31/2004                    10,823                       10,984
        1/1/2005                    10,823                       10,984
        1/2/2005                    10,823                       10,984
        1/3/2005                    10,635                       10,790
        1/4/2005                    10,471                       10,623
        1/5/2005                    10,367                       10,519
        1/6/2005                    10,423                       10,577
        1/7/2005                    10,379                       10,531
        1/8/2005                    10,379                       10,531
        1/9/2005                    10,379                       10,531
       1/10/2005                    10,443                       10,599
       1/11/2005                    10,379                       10,536
       1/12/2005                    10,403                       10,563
       1/13/2005                    10,359                       10,519
       1/14/2005                    10,443                       10,605
       1/15/2005                    10,443                       10,605
       1/16/2005                    10,443                       10,605
       1/17/2005                    10,443                       10,605
       1/18/2005                    10,539                       10,702
       1/19/2005                    10,439                       10,600
       1/20/2005                    10,403                       10,562
       1/21/2005                    10,335                       10,497
       1/22/2005                    10,335                       10,497
       1/23/2005                    10,335                       10,497
       1/24/2005                    10,259                       10,424
       1/25/2005                    10,295                       10,460
       1/26/2005                    10,403                       10,572
       1/27/2005                    10,459                       10,626
       1/28/2005                    10,391                       10,558
       1/29/2005                    10,391                       10,558
       1/30/2005                    10,391                       10,558
       1/31/2005                    10,551                       10,723
        2/1/2005                    10,631                       10,805
        2/2/2005                    10,683                       10,861
        2/3/2005                    10,671                       10,851
        2/4/2005                    10,807                       10,990
        2/5/2005                    10,807                       10,990
        2/6/2005                    10,807                       10,990
        2/7/2005                    10,787                       10,969
        2/8/2005                    10,795                       10,980
        2/9/2005                    10,651                       10,829
       2/10/2005                    10,695                       10,877
       2/11/2005                    10,823                       11,010
       2/12/2005                    10,823                       11,010
       2/13/2005                    10,823                       11,010
       2/14/2005                    10,815                       11,000
       2/15/2005                    10,847                       11,033
       2/16/2005                    10,887                       11,074
       2/17/2005                    10,811                       10,994
       2/18/2005                    10,803                       10,989
       2/19/2005                    10,803                       10,989
       2/20/2005                    10,803                       10,989
       2/21/2005                    10,803                       10,989
       2/22/2005                    10,639                       10,820
       2/23/2005                    10,707                       10,892
       2/24/2005                    10,843                       11,027
       2/25/2005                    10,947                       11,138
       2/26/2005                    10,947                       11,138
       2/27/2005                    10,947                       11,138
       2/28/2005                    10,907                       11,097
        3/1/2005                    10,979                       11,171
        3/2/2005                    10,991                       11,184
        3/3/2005                    10,979                       11,169
        3/4/2005                    11,071                       11,268
        3/5/2005                    11,071                       11,268
        3/6/2005                    11,071                       11,268
        3/7/2005                    11,119                       11,316
        3/8/2005                    11,051                       11,248
        3/9/2005                    10,947                       11,140
       3/10/2005                    10,911                       11,102
       3/11/2005                    10,923                       11,116
       3/12/2005                    10,923                       11,116
       3/13/2005                    10,923                       11,116
       3/14/2005                    10,979                       11,173
       3/15/2005                    10,943                       11,137
       3/16/2005                    10,835                       11,027
       3/17/2005                    10,867                       11,057
       3/18/2005                    10,831                       11,022
       3/19/2005                    10,831                       11,022
       3/20/2005                    10,831                       11,022
       3/21/2005                    10,811                       11,003
       3/22/2005                    10,767                       10,959
       3/23/2005                    10,699                       10,890
       3/24/2005                    10,707                       10,902
       3/25/2005                    10,707                       10,902
       3/26/2005                    10,707                       10,902
       3/27/2005                    10,707                       10,902
       3/28/2005                    10,707                       10,901
       3/29/2005                    10,583                       10,776
       3/30/2005                    10,723                       10,920
       3/31/2005                    10,751                       10,952

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

---------------------------------------------------------------------------------------
                                      A-CLASS          C-CLASS             H-CLASS
                                     (09/01/04)       (02/20/04)          (02/20/04)
---------------------------------------------------------------------------------------
                                       SINCE       ONE      SINCE      ONE      SINCE
                                     INCEPTION     YEAR   INCEPTION    YEAR   INCEPTION
---------------------------------------------------------------------------------------
MID-CAP GROWTH FUND                    12.33%     6.04%     5.99%     6.75%     6.75%
S&P MIDCAP 400/BARRA GROWTH INDEX      13.68%     8.12%     8.54%     8.12%     8.54%
---------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/BARRA GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                              MID-CAP GROWTH FUND        S&P MIDCAP 400/BARRA GROWTH INDEX
                              -------------------        ---------------------------------

Other                               11.0%                            10.3%
Consumer Discretionary              21.8%                            22.2%
Health Care                         17.0%                            16.9%
Industrials                         16.4%                            15.8%
Information Technology              15.2%                            15.6%
Financials                          12.1%                            12.7%
Energy                               6.4%                             6.4%










"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                               September 1, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Murphy Oil Corp.                                   1.7%
Legg Mason, Inc.                                   1.6%
Washington Post Co. -- Class B                     1.6%
Coventry Health Care, Inc.                         1.4%
Patterson Cos., Inc.                               1.3%
Lyondell Chemical Co.                              1.3%
Smith International, Inc.                          1.2%
Whole Foods Market, Inc.                           1.2%
Cognizant Technology Solutions Corp. --
   Class A                                         1.2%
Sepracor, Inc.                                     1.1%
-------------------------------------------------------
Top Ten Total                                     13.6%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index. The investment objective of the Large-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

Inception: February 20, 2004

Large-caps were the worst performers of the three market capitalizations for the year ending March 31, 2005. In addition, large-cap growth trailed large-cap value. Within the large-cap growth universe, energy, utilities and health care were the best performers. Information technology and health care were the only sectors producing losses, and tended to hurt the Fund's performance. Interestingly, large-cap growth was the only one of six style boxes to trail the return of the broader S&P 500 Index.

For the year-long period, Rydex Large-Cap Growth Fund H-Class returned 1.30% compared to a total return of 2.66% for the S&P 500/Barra Growth Index. In its first full year of operation, the Fund experienced very high shareholder turnover compared to its average asset size. This caused the Fund to trail its benchmark more than would normally be expected. As the Fund grows in size, however, these effects should be mitigated.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          LARGE-CAP              S&P
                         GROWTH FUND          500/BARRA
           DATE            C-CLASS           GROWTH INDEX
        ----------      ------------        --------------

         2/20/2004         10,000               10,000
         2/21/2004         10,000               10,000
         2/22/2004         10,000               10,000
         2/23/2004          9,960                9,965
         2/24/2004          9,952                9,956
         2/25/2004          9,972                9,976
         2/26/2004          9,968                9,967
         2/27/2004          9,948                9,951
         2/28/2004          9,948                9,951
         2/29/2004          9,948                9,951
          3/1/2004         10,040               10,050
          3/2/2004          9,956                9,965
          3/3/2004          9,968                9,974
          3/4/2004         10,004               10,013
          3/5/2004         10,000               10,010
          3/6/2004         10,000               10,010
          3/7/2004         10,000               10,010
          3/8/2004          9,896                9,905
          3/9/2004          9,848                9,857
         3/10/2004          9,728                9,733
         3/11/2004          9,572                9,581
         3/12/2004          9,672                9,682
         3/13/2004          9,672                9,682
         3/14/2004          9,672                9,682
         3/15/2004          9,532                9,543
         3/16/2004          9,576                9,590
         3/17/2004          9,664                9,678
         3/18/2004          9,632                9,646
         3/19/2004          9,512                9,527
         3/20/2004          9,512                9,527
         3/21/2004          9,512                9,527
         3/22/2004          9,400                9,413
         3/23/2004          9,392                9,406
         3/24/2004          9,400                9,418
         3/25/2004          9,580                9,598
         3/26/2004          9,544                9,568
         3/27/2004          9,544                9,568
         3/28/2004          9,544                9,568
         3/29/2004          9,676                9,703
         3/30/2004          9,688                9,724
         3/31/2004          9,672                9,706
          4/1/2004          9,720                9,755
          4/2/2004          9,840                9,882
          4/3/2004          9,840                9,882
          4/4/2004          9,840                9,882
          4/5/2004          9,912                9,959
          4/6/2004          9,880                9,925
          4/7/2004          9,816                9,862
          4/8/2004          9,800                9,849
          4/9/2004          9,800                9,849
         4/10/2004          9,800                9,849
         4/11/2004          9,800                9,849
         4/12/2004          9,848                9,899
         4/13/2004          9,744                9,793
         4/14/2004          9,768                9,818
         4/15/2004          9,792                9,846
         4/16/2004          9,820                9,877
         4/17/2004          9,820                9,877
         4/18/2004          9,820                9,877
         4/19/2004          9,848                9,910
         4/20/2004          9,684                9,744
         4/21/2004          9,732                9,794
         4/22/2004          9,848                9,911
         4/23/2004          9,884                9,951
         4/24/2004          9,884                9,951
         4/25/2004          9,884                9,951
         4/26/2004          9,824                9,892
         4/27/2004          9,832                9,904
         4/28/2004          9,700                9,770
         4/29/2004          9,640                9,708
         4/30/2004          9,572                9,641
          5/1/2004          9,572                9,641
          5/2/2004          9,572                9,641
          5/3/2004          9,664                9,734
          5/4/2004          9,672                9,744
          5/5/2004          9,688                9,763
          5/6/2004          9,652                9,725
          5/7/2004          9,576                9,649
          5/8/2004          9,576                9,649
          5/9/2004          9,576                9,649
         5/10/2004          9,520                9,593
         5/11/2004          9,580                9,656
         5/12/2004          9,560                9,634
         5/13/2004          9,544                9,617
         5/14/2004          9,512                9,584
         5/15/2004          9,512                9,584
         5/16/2004          9,512                9,584
         5/17/2004          9,428                9,501
         5/18/2004          9,484                9,559
         5/19/2004          9,448                9,520
         5/20/2004          9,448                9,521
         5/21/2004          9,480                9,553
         5/22/2004          9,480                9,553
         5/23/2004          9,480                9,553
         5/24/2004          9,464                9,538
         5/25/2004          9,612                9,689
         5/26/2004          9,636                9,714
         5/27/2004          9,716                9,796
         5/28/2004          9,700                9,782
         5/29/2004          9,700                9,782
         5/30/2004          9,700                9,782
         5/31/2004          9,700                9,782
          6/1/2004          9,704                9,788
          6/2/2004          9,732                9,815
          6/3/2004          9,668                9,750
          6/4/2004          9,716                9,801
          6/5/2004          9,716                9,801
          6/6/2004          9,716                9,801
          6/7/2004          9,868                9,957
          6/8/2004          9,900                9,990
          6/9/2004          9,808                9,892
         6/10/2004          9,836                9,924
         6/11/2004          9,836                9,924
         6/12/2004          9,836                9,924
         6/13/2004          9,836                9,924
         6/14/2004          9,760                9,846
         6/15/2004          9,824                9,908
         6/16/2004          9,824                9,908
         6/17/2004          9,792                9,876
         6/18/2004          9,804                9,893
         6/19/2004          9,804                9,893
         6/20/2004          9,804                9,893
         6/21/2004          9,764                9,852
         6/22/2004          9,800                9,891
         6/23/2004          9,880                9,974
         6/24/2004          9,844                9,933
         6/25/2004          9,768                9,856
         6/26/2004          9,768                9,856
         6/27/2004          9,768                9,856
         6/28/2004          9,776                9,864
         6/29/2004          9,812                9,904
         6/30/2004          9,844                9,935
          7/1/2004          9,732                9,817
          7/2/2004          9,680                9,769
          7/3/2004          9,680                9,769
          7/4/2004          9,680                9,769
          7/5/2004          9,680                9,769
          7/6/2004          9,600                9,688
          7/7/2004          9,616                9,705
          7/8/2004          9,540                9,627
          7/9/2004          9,576                9,666
         7/10/2004          9,576                9,666
         7/11/2004          9,576                9,666
         7/12/2004          9,572                9,666
         7/13/2004          9,584                9,676
         7/14/2004          9,540                9,632
         7/15/2004          9,496                9,589
         7/16/2004          9,428                9,521
         7/17/2004          9,428                9,521
         7/18/2004          9,428                9,521
         7/19/2004          9,408                9,500
         7/20/2004          9,484                9,576
         7/21/2004          9,352                9,441
         7/22/2004          9,388                9,478
         7/23/2004          9,244                9,339
         7/24/2004          9,244                9,339
         7/25/2004          9,244                9,339
         7/26/2004          9,220                9,314
         7/27/2004          9,312                9,409
         7/28/2004          9,312                9,407
         7/29/2004          9,344                9,439
         7/30/2004          9,364                9,460
         7/31/2004          9,364                9,460
          8/1/2004          9,364                9,460
          8/2/2004          9,404                9,504
          8/3/2004          9,316                9,417
          8/4/2004          9,328                9,427
          8/5/2004          9,164                9,258
          8/6/2004          9,012                9,105
          8/7/2004          9,012                9,105
          8/8/2004          9,012                9,105
          8/9/2004          9,016                9,111
         8/10/2004          9,140                9,237
         8/11/2004          9,112                9,206
         8/12/2004          9,016                9,107
         8/13/2004          9,036                9,130
         8/14/2004          9,036                9,130
         8/15/2004          9,036                9,130
         8/16/2004          9,140                9,234
         8/17/2004          9,164                9,260
         8/18/2004          9,288                9,384
         8/19/2004          9,248                9,342
         8/20/2004          9,288                9,387
         8/21/2004          9,288                9,387
         8/22/2004          9,288                9,387
         8/23/2004          9,280                9,377
         8/24/2004          9,284                9,380
         8/25/2004          9,360                9,458
         8/26/2004          9,352                9,449
         8/27/2004          9,376                9,476
         8/28/2004          9,376                9,476
         8/29/2004          9,376                9,476
         8/30/2004          9,292                9,390
         8/31/2004          9,312                9,418
          9/1/2004          9,340                9,445
          9/2/2004          9,448                9,554
          9/3/2004          9,384                9,493
          9/4/2004          9,384                9,493
          9/5/2004          9,384                9,493
          9/6/2004          9,384                9,493
          9/7/2004          9,432                9,549
          9/8/2004          9,408                9,523
          9/9/2004          9,420                9,539
         9/10/2004          9,476                9,599
         9/11/2004          9,476                9,599
         9/12/2004          9,476                9,599
         9/13/2004          9,496                9,618
         9/14/2004          9,520                9,646
         9/15/2004          9,444                9,570
         9/16/2004          9,440                9,563
         9/17/2004          9,484                9,613
         9/18/2004          9,484                9,613
         9/19/2004          9,484                9,613
         9/20/2004          9,428                9,556
         9/21/2004          9,460                9,590
         9/22/2004          9,312                9,440
         9/23/2004          9,284                9,410
         9/24/2004          9,264                9,396
         9/25/2004          9,264                9,396
         9/26/2004          9,264                9,396
         9/27/2004          9,204                9,339
         9/28/2004          9,260                9,398
         9/29/2004          9,328                9,465
         9/30/2004          9,288                9,426
         10/1/2004          9,432                9,572
         10/2/2004          9,432                9,572
         10/3/2004          9,432                9,572
         10/4/2004          9,460                9,602
         10/5/2004          9,456                9,600
         10/6/2004          9,504                9,652
         10/7/2004          9,376                9,525
         10/8/2004          9,276                9,424
         10/9/2004          9,276                9,424
        10/10/2004          9,276                9,424
        10/11/2004          9,304                9,455
        10/12/2004          9,280                9,432
        10/13/2004          9,240                9,387
        10/14/2004          9,172                9,320
        10/15/2004          9,208                9,358
        10/16/2004          9,208                9,358
        10/17/2004          9,208                9,358
        10/18/2004          9,284                9,437
        10/19/2004          9,216                9,370
        10/20/2004          9,232                9,387
        10/21/2004          9,264                9,417
        10/22/2004          9,144                9,296
        10/23/2004          9,144                9,296
        10/24/2004          9,144                9,296
        10/25/2004          9,108                9,263
        10/26/2004          9,220                9,380
        10/27/2004          9,384                9,546
        10/28/2004          9,396                9,561
        10/29/2004          9,400                9,566
        10/30/2004          9,400                9,566
        10/31/2004          9,400                9,566
         11/1/2004          9,384                9,553
         11/2/2004          9,396                9,562
         11/3/2004          9,508                9,679
         11/4/2004          9,640                9,816
         11/5/2004          9,688                9,869
         11/6/2004          9,688                9,869
         11/7/2004          9,688                9,869
         11/8/2004          9,688                9,870
         11/9/2004          9,688                9,867
        11/10/2004          9,660                9,835
        11/11/2004          9,752                9,930
        11/12/2004          9,832               10,012
        11/13/2004          9,832               10,012
        11/14/2004          9,832               10,012
        11/15/2004          9,852               10,034
        11/16/2004          9,784                9,963
        11/17/2004          9,840               10,019
        11/18/2004          9,856               10,037
        11/19/2004          9,724                9,905
        11/20/2004          9,724                9,905
        11/21/2004          9,724                9,905
        11/22/2004          9,758                9,938
        11/23/2004          9,722                9,904
        11/24/2004          9,758                9,939
        11/25/2004          9,758                9,939
        11/26/2004          9,754                9,937
        11/27/2004          9,754                9,937
        11/28/2004          9,754                9,937
        11/29/2004          9,722                9,906
        11/30/2004          9,674                9,854
         12/1/2004          9,842               10,028
         12/2/2004          9,874               10,063
         12/3/2004          9,886               10,076
         12/4/2004          9,886               10,076
         12/5/2004          9,886               10,076
         12/6/2004          9,862               10,052
         12/7/2004          9,754                9,944
         12/8/2004          9,818               10,008
         12/9/2004          9,870               10,064
        12/10/2004          9,854               10,047
        12/11/2004          9,854               10,047
        12/12/2004          9,854               10,047
        12/13/2004          9,930               10,127
        12/14/2004          9,978               10,175
        12/15/2004          9,986               10,184
        12/16/2004          9,982               10,181
        12/17/2004          9,874               10,074
        12/18/2004          9,874               10,074
        12/19/2004          9,874               10,074
        12/20/2004          9,890               10,089
        12/21/2004          9,966               10,169
        12/22/2004          9,994               10,191
        12/23/2004         10,002               10,200
        12/24/2004         10,002               10,200
        12/25/2004         10,002               10,200
        12/26/2004         10,002               10,200
        12/27/2004          9,946               10,146
        12/28/2004         10,014               10,217
        12/29/2004         10,006               10,210
        12/30/2004         10,006               10,211
        12/31/2004          9,986               10,192
          1/1/2005          9,986               10,192
          1/2/2005          9,986               10,192
          1/3/2005          9,918               10,122
          1/4/2005          9,806               10,006
          1/5/2005          9,766                9,964
          1/6/2005          9,794                9,994
          1/7/2005          9,794                9,996
          1/8/2005          9,794                9,996
          1/9/2005          9,794                9,996
         1/10/2005          9,834               10,040
         1/11/2005          9,778                9,985
         1/12/2005          9,830               10,039
         1/13/2005          9,730                9,935
         1/14/2005          9,794               10,003
         1/15/2005          9,794               10,003
         1/16/2005          9,794               10,003
         1/17/2005          9,794               10,003
         1/18/2005          9,870               10,083
         1/19/2005          9,782                9,994
         1/20/2005          9,702                9,909
         1/21/2005          9,630                9,842
         1/22/2005          9,630                9,842
         1/23/2005          9,630                9,842
         1/24/2005          9,582                9,791
         1/25/2005          9,642                9,855
         1/26/2005          9,678                9,890
         1/27/2005          9,686                9,901
         1/28/2005          9,654                9,873
         1/29/2005          9,654                9,873
         1/30/2005          9,654                9,873
         1/31/2005          9,718                9,938
          2/1/2005          9,786               10,008
          2/2/2005          9,826               10,053
          2/3/2005          9,798               10,022
          2/4/2005          9,894               10,124
          2/5/2005          9,894               10,124
          2/6/2005          9,894               10,124
          2/7/2005          9,874               10,105
          2/8/2005          9,886               10,113
          2/9/2005          9,782               10,008
         2/10/2005          9,822               10,049
         2/11/2005          9,886               10,113
         2/12/2005          9,886               10,113
         2/13/2005          9,886               10,113
         2/14/2005          9,902               10,132
         2/15/2005          9,938               10,171
         2/16/2005          9,950               10,180
         2/17/2005          9,874               10,105
         2/18/2005          9,894               10,126
         2/19/2005          9,894               10,126
         2/20/2005          9,894               10,126
         2/21/2005          9,894               10,126
         2/22/2005          9,750                9,976
         2/23/2005          9,798               10,024
         2/24/2005          9,894               10,120
         2/25/2005          9,974               10,204
         2/26/2005          9,974               10,204
         2/27/2005          9,974               10,204
         2/28/2005          9,926               10,156
          3/1/2005          9,970               10,203
          3/2/2005          9,978               10,209
          3/3/2005          9,978               10,212
          3/4/2005         10,058               10,297
          3/5/2005         10,058               10,297
          3/6/2005         10,058               10,297
          3/7/2005         10,074               10,317
          3/8/2005         10,030               10,268
          3/9/2005          9,938               10,176
         3/10/2005          9,962               10,201
         3/11/2005          9,882               10,116
         3/12/2005          9,882               10,116
         3/13/2005          9,882               10,116
         3/14/2005          9,918               10,154
         3/15/2005          9,842               10,077
         3/16/2005          9,762                9,992
         3/17/2005          9,778               10,011
         3/18/2005          9,782               10,017
         3/19/2005          9,782               10,017
         3/20/2005          9,782               10,017
         3/21/2005          9,742                9,979
         3/22/2005          9,670                9,905
         3/23/2005          9,686                9,923
         3/24/2005          9,670                9,909
         3/25/2005          9,670                9,909
         3/26/2005          9,670                9,909
         3/27/2005          9,670                9,909
         3/28/2005          9,698                9,938
         3/29/2005          9,622                9,860
         3/30/2005          9,754                9,997
         3/31/2005          9,722                9,965

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          LARGE-CAP              S&P
                         GROWTH FUND          500/BARRA
           DATE            H-CLASS           GROWTH INDEX
        ----------      -------------      ----------------

         2/20/2004         10,000               10,000
         2/21/2004         10,000               10,000
         2/22/2004         10,000               10,000
         2/23/2004          9,960                9,965
         2/24/2004          9,952                9,956
         2/25/2004          9,972                9,976
         2/26/2004          9,968                9,967
         2/27/2004          9,948                9,951
         2/28/2004          9,948                9,951
         2/29/2004          9,948                9,951
          3/1/2004         10,040               10,050
          3/2/2004          9,956                9,965
          3/3/2004          9,968                9,974
          3/4/2004         10,004               10,013
          3/5/2004         10,000               10,010
          3/6/2004         10,000               10,010
          3/7/2004         10,000               10,010
          3/8/2004          9,892                9,905
          3/9/2004          9,844                9,857
         3/10/2004          9,724                9,733
         3/11/2004          9,572                9,581
         3/12/2004          9,672                9,682
         3/13/2004          9,672                9,682
         3/14/2004          9,672                9,682
         3/15/2004          9,532                9,543
         3/16/2004          9,580                9,590
         3/17/2004          9,668                9,678
         3/18/2004          9,636                9,646
         3/19/2004          9,516                9,527
         3/20/2004          9,516                9,527
         3/21/2004          9,516                9,527
         3/22/2004          9,400                9,413
         3/23/2004          9,392                9,406
         3/24/2004          9,400                9,418
         3/25/2004          9,580                9,598
         3/26/2004          9,544                9,568
         3/27/2004          9,544                9,568
         3/28/2004          9,544                9,568
         3/29/2004          9,676                9,703
         3/30/2004          9,688                9,724
         3/31/2004          9,672                9,706
          4/1/2004          9,720                9,755
          4/2/2004          9,840                9,882
          4/3/2004          9,840                9,882
          4/4/2004          9,840                9,882
          4/5/2004          9,912                9,959
          4/6/2004          9,880                9,925
          4/7/2004          9,816                9,862
          4/8/2004          9,800                9,849
          4/9/2004          9,800                9,849
         4/10/2004          9,800                9,849
         4/11/2004          9,800                9,849
         4/12/2004          9,848                9,899
         4/13/2004          9,748                9,793
         4/14/2004          9,768                9,818
         4/15/2004          9,792                9,846
         4/16/2004          9,824                9,877
         4/17/2004          9,824                9,877
         4/18/2004          9,824                9,877
         4/19/2004          9,852                9,910
         4/20/2004          9,688                9,744
         4/21/2004          9,736                9,794
         4/22/2004          9,852                9,911
         4/23/2004          9,892                9,951
         4/24/2004          9,892                9,951
         4/25/2004          9,892                9,951
         4/26/2004          9,832                9,892
         4/27/2004          9,844                9,904
         4/28/2004          9,712                9,770
         4/29/2004          9,652                9,708
         4/30/2004          9,584                9,641
          5/1/2004          9,584                9,641
          5/2/2004          9,584                9,641
          5/3/2004          9,676                9,734
          5/4/2004          9,684                9,744
          5/5/2004          9,704                9,763
          5/6/2004          9,664                9,725
          5/7/2004          9,592                9,649
          5/8/2004          9,592                9,649
          5/9/2004          9,592                9,649
         5/10/2004          9,536                9,593
         5/11/2004          9,596                9,656
         5/12/2004          9,576                9,634
         5/13/2004          9,560                9,617
         5/14/2004          9,528                9,584
         5/15/2004          9,528                9,584
         5/16/2004          9,528                9,584
         5/17/2004          9,444                9,501
         5/18/2004          9,500                9,559
         5/19/2004          9,464                9,520
         5/20/2004          9,464                9,521
         5/21/2004          9,496                9,553
         5/22/2004          9,496                9,553
         5/23/2004          9,496                9,553
         5/24/2004          9,480                9,538
         5/25/2004          9,628                9,689
         5/26/2004          9,652                9,714
         5/27/2004          9,732                9,796
         5/28/2004          9,716                9,782
         5/29/2004          9,716                9,782
         5/30/2004          9,716                9,782
         5/31/2004          9,716                9,782
          6/1/2004          9,724                9,788
          6/2/2004          9,752                9,815
          6/3/2004          9,688                9,750
          6/4/2004          9,736                9,801
          6/5/2004          9,736                9,801
          6/6/2004          9,736                9,801
          6/7/2004          9,888                9,957
          6/8/2004          9,920                9,990
          6/9/2004          9,828                9,892
         6/10/2004          9,856                9,924
         6/11/2004          9,856                9,924
         6/12/2004          9,856                9,924
         6/13/2004          9,856                9,924
         6/14/2004          9,784                9,846
         6/15/2004          9,844                9,908
         6/16/2004          9,844                9,908
         6/17/2004          9,812                9,876
         6/18/2004          9,824                9,893
         6/19/2004          9,824                9,893
         6/20/2004          9,824                9,893
         6/21/2004          9,784                9,852
         6/22/2004          9,824                9,891
         6/23/2004          9,904                9,974
         6/24/2004          9,868                9,933
         6/25/2004          9,792                9,856
         6/26/2004          9,792                9,856
         6/27/2004          9,792                9,856
         6/28/2004          9,796                9,864
         6/29/2004          9,836                9,904
         6/30/2004          9,868                9,935
          7/1/2004          9,756                9,817
          7/2/2004          9,704                9,769
          7/3/2004          9,704                9,769
          7/4/2004          9,704                9,769
          7/5/2004          9,704                9,769
          7/6/2004          9,624                9,688
          7/7/2004          9,640                9,705
          7/8/2004          9,564                9,627
          7/9/2004          9,600                9,666
         7/10/2004          9,600                9,666
         7/11/2004          9,600                9,666
         7/12/2004          9,600                9,666
         7/13/2004          9,612                9,676
         7/14/2004          9,568                9,632
         7/15/2004          9,524                9,589
         7/16/2004          9,456                9,521
         7/17/2004          9,456                9,521
         7/18/2004          9,456                9,521
         7/19/2004          9,436                9,500
         7/20/2004          9,512                9,576
         7/21/2004          9,380                9,441
         7/22/2004          9,416                9,478
         7/23/2004          9,272                9,339
         7/24/2004          9,272                9,339
         7/25/2004          9,272                9,339
         7/26/2004          9,248                9,314
         7/27/2004          9,340                9,409
         7/28/2004          9,340                9,407
         7/29/2004          9,372                9,439
         7/30/2004          9,392                9,460
         7/31/2004          9,392                9,460
          8/1/2004          9,392                9,460
          8/2/2004          9,436                9,504
          8/3/2004          9,348                9,417
          8/4/2004          9,360                9,427
          8/5/2004          9,192                9,258
          8/6/2004          9,040                9,105
          8/7/2004          9,040                9,105
          8/8/2004          9,040                9,105
          8/9/2004          9,048                9,111
         8/10/2004          9,172                9,237
         8/11/2004          9,144                9,206
         8/12/2004          9,048                9,107
         8/13/2004          9,068                9,130
         8/14/2004          9,068                9,130
         8/15/2004          9,068                9,130
         8/16/2004          9,172                9,234
         8/17/2004          9,200                9,260
         8/18/2004          9,320                9,384
         8/19/2004          9,280                9,342
         8/20/2004          9,324                9,387
         8/21/2004          9,324                9,387
         8/22/2004          9,324                9,387
         8/23/2004          9,312                9,377
         8/24/2004          9,316                9,380
         8/25/2004          9,392                9,458
         8/26/2004          9,380                9,449
         8/27/2004          9,408                9,476
         8/28/2004          9,408                9,476
         8/29/2004          9,408                9,476
         8/30/2004          9,324                9,390
         8/31/2004          9,348                9,418
          9/1/2004          9,376                9,445
          9/2/2004          9,484                9,554
          9/3/2004          9,420                9,493
          9/4/2004          9,420                9,493
          9/5/2004          9,420                9,493
          9/6/2004          9,420                9,493
          9/7/2004          9,464                9,549
          9/8/2004          9,440                9,523
          9/9/2004          9,452                9,539
         9/10/2004          9,512                9,599
         9/11/2004          9,512                9,599
         9/12/2004          9,512                9,599
         9/13/2004          9,532                9,618
         9/14/2004          9,556                9,646
         9/15/2004          9,480                9,570
         9/16/2004          9,472                9,563
         9/17/2004          9,520                9,613
         9/18/2004          9,520                9,613
         9/19/2004          9,520                9,613
         9/20/2004          9,464                9,556
         9/21/2004          9,496                9,590
         9/22/2004          9,348                9,440
         9/23/2004          9,320                9,410
         9/24/2004          9,296                9,396
         9/25/2004          9,296                9,396
         9/26/2004          9,296                9,396
         9/27/2004          9,244                9,339
         9/28/2004          9,300                9,398
         9/29/2004          9,364                9,465
         9/30/2004          9,324                9,426
         10/1/2004          9,468                9,572
         10/2/2004          9,468                9,572
         10/3/2004          9,468                9,572
         10/4/2004          9,496                9,602
         10/5/2004          9,492                9,600
         10/6/2004          9,544                9,652
         10/7/2004          9,416                9,525
         10/8/2004          9,316                9,424
         10/9/2004          9,316                9,424
        10/10/2004          9,316                9,424
        10/11/2004          9,344                9,455
        10/12/2004          9,320                9,432
        10/13/2004          9,276                9,387
        10/14/2004          9,212                9,320
        10/15/2004          9,248                9,358
        10/16/2004          9,248                9,358
        10/17/2004          9,248                9,358
        10/18/2004          9,324                9,437
        10/19/2004          9,256                9,370
        10/20/2004          9,272                9,387
        10/21/2004          9,304                9,417
        10/22/2004          9,184                9,296
        10/23/2004          9,184                9,296
        10/24/2004          9,184                9,296
        10/25/2004          9,148                9,263
        10/26/2004          9,264                9,380
        10/27/2004          9,428                9,546
        10/28/2004          9,440                9,561
        10/29/2004          9,444                9,566
        10/30/2004          9,444                9,566
        10/31/2004          9,444                9,566
         11/1/2004          9,428                9,553
         11/2/2004          9,440                9,562
         11/3/2004          9,552                9,679
         11/4/2004          9,684                9,816
         11/5/2004          9,736                9,869
         11/6/2004          9,736                9,869
         11/7/2004          9,736                9,869
         11/8/2004          9,736                9,870
         11/9/2004          9,736                9,867
        11/10/2004          9,704                9,835
        11/11/2004          9,796                9,930
        11/12/2004          9,880               10,012
        11/13/2004          9,880               10,012
        11/14/2004          9,880               10,012
        11/15/2004          9,900               10,034
        11/16/2004          9,832                9,963
        11/17/2004          9,888               10,019
        11/18/2004          9,904               10,037
        11/19/2004          9,776                9,905
        11/20/2004          9,776                9,905
        11/21/2004          9,776                9,905
        11/22/2004          9,806                9,938
        11/23/2004          9,774                9,904
        11/24/2004          9,806                9,939
        11/25/2004          9,806                9,939
        11/26/2004          9,802                9,937
        11/27/2004          9,802                9,937
        11/28/2004          9,802                9,937
        11/29/2004          9,774                9,906
        11/30/2004          9,722                9,854
         12/1/2004          9,894               10,028
         12/2/2004          9,926               10,063
         12/3/2004          9,934               10,076
         12/4/2004          9,934               10,076
         12/5/2004          9,934               10,076
         12/6/2004          9,910               10,052
         12/7/2004          9,802                9,944
         12/8/2004          9,866               10,008
         12/9/2004          9,922               10,064
        12/10/2004          9,906               10,047
        12/11/2004          9,906               10,047
        12/12/2004          9,906               10,047
        12/13/2004          9,982               10,127
        12/14/2004         10,030               10,175
        12/15/2004         10,038               10,184
        12/16/2004         10,034               10,181
        12/17/2004          9,926               10,074
        12/18/2004          9,926               10,074
        12/19/2004          9,926               10,074
        12/20/2004          9,942               10,089
        12/21/2004         10,022               10,169
        12/22/2004         10,050               10,191
        12/23/2004         10,058               10,200
        12/24/2004         10,058               10,200
        12/25/2004         10,058               10,200
        12/26/2004         10,058               10,200
        12/27/2004         10,002               10,146
        12/28/2004         10,070               10,217
        12/29/2004         10,062               10,210
        12/30/2004         10,066               10,211
        12/31/2004         10,046               10,192
          1/1/2005         10,046               10,192
          1/2/2005         10,046               10,192
          1/3/2005          9,978               10,122
          1/4/2005          9,862               10,006
          1/5/2005          9,822                9,964
          1/6/2005          9,850                9,994
          1/7/2005          9,850                9,996
          1/8/2005          9,850                9,996
          1/9/2005          9,850                9,996
         1/10/2005          9,894               10,040
         1/11/2005          9,838                9,985
         1/12/2005          9,890               10,039
         1/13/2005          9,790                9,935
         1/14/2005          9,854               10,003
         1/15/2005          9,854               10,003
         1/16/2005          9,854               10,003
         1/17/2005          9,854               10,003
         1/18/2005          9,930               10,083
         1/19/2005          9,842                9,994
         1/20/2005          9,762                9,909
         1/21/2005          9,690                9,842
         1/22/2005          9,690                9,842
         1/23/2005          9,690                9,842
         1/24/2005          9,638                9,791
         1/25/2005          9,702                9,855
         1/26/2005          9,734                9,890
         1/27/2005          9,742                9,901
         1/28/2005          9,718                9,873
         1/29/2005          9,718                9,873
         1/30/2005          9,718                9,873
         1/31/2005          9,782                9,938
          2/1/2005          9,850               10,008
          2/2/2005          9,890               10,053
          2/3/2005          9,862               10,022
          2/4/2005          9,958               10,124
          2/5/2005          9,958               10,124
          2/6/2005          9,958               10,124
          2/7/2005          9,938               10,105
          2/8/2005          9,950               10,113
          2/9/2005          9,850               10,008
         2/10/2005          9,886               10,049
         2/11/2005          9,950               10,113
         2/12/2005          9,950               10,113
         2/13/2005          9,950               10,113
         2/14/2005          9,970               10,132
         2/15/2005         10,006               10,171
         2/16/2005         10,018               10,180
         2/17/2005          9,942               10,105
         2/18/2005          9,962               10,126
         2/19/2005          9,962               10,126
         2/20/2005          9,962               10,126
         2/21/2005          9,962               10,126
         2/22/2005          9,814                9,976
         2/23/2005          9,866               10,024
         2/24/2005          9,966               10,120
         2/25/2005         10,042               10,204
         2/26/2005         10,042               10,204
         2/27/2005         10,042               10,204
         2/28/2005          9,998               10,156
          3/1/2005         10,042               10,203
          3/2/2005         10,050               10,209
          3/3/2005         10,050               10,212
          3/4/2005         10,130               10,297
          3/5/2005         10,130               10,297
          3/6/2005         10,130               10,297
          3/7/2005         10,150               10,317
          3/8/2005         10,102               10,268
          3/9/2005         10,014               10,176
         3/10/2005         10,038               10,201
         3/11/2005          9,958               10,116
         3/12/2005          9,958               10,116
         3/13/2005          9,958               10,116
         3/14/2005          9,994               10,154
         3/15/2005          9,918               10,077
         3/16/2005          9,834                9,992
         3/17/2005          9,854               10,011
         3/18/2005          9,854               10,017
         3/19/2005          9,854               10,017
         3/20/2005          9,854               10,017
         3/21/2005          9,818                9,979
         3/22/2005          9,746                9,905
         3/23/2005          9,762                9,923
         3/24/2005          9,746                9,909
         3/25/2005          9,746                9,909
         3/26/2005          9,746                9,909
         3/27/2005          9,746                9,909
         3/28/2005          9,774                9,938
         3/29/2005          9,698                9,860
         3/30/2005          9,830                9,997
         3/31/2005          9,798                9,965

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

---------------------------------------------------------------------------------------
                                      A-CLASS          C-CLASS             H-CLASS
                                     (09/01/04)      (02/20/04)          (02/20/04)
---------------------------------------------------------------------------------------
                                       SINCE       ONE      SINCE      ONE      SINCE
                                     INCEPTION    YEAR    INCEPTION   YEAR    INCEPTION
---------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND                  4.45%      0.51%    -2.51%     1.30%    -1.83%
S&P 500/BARRA GROWTH INDEX             5.51%      2.66%    -0.32%     2.66%    -0.32%
---------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/BARRA GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                         LARGE-CAP GROWTH FUND     S&P 500/BARRA GROWTH INDEX
                         ---------------------     --------------------------

Other                             6.3%                         6.2%
Information Technology           23.2%                        24.2%
Health Care                      16.6%                        18.5%
Consumer Staples                 16.1%                        17.6%
Industrials                      15.5%                        15.8%
Consumer Discretionary           13.2%                        10.4%
Energy                            8.7%                         7.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                               September 1, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Exxon Mobil Corp.                                  7.0%
General Electric Co.                               6.8%
Microsoft Corp.                                    4.9%
Wal-Mart Stores, Inc.                              3.8%
Johnson & Johnson                                  3.6%
Intel Corp.                                        2.7%
International Business
Machines Corp.                                     2.7%
Altria Group, Inc.                                 2.4%
Procter & Gamble Co.                               2.4%
Cisco Systems, Inc.                                2.2%
-------------------------------------------------------
Top Ten Total                                     38.5%
-------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

PERFORMANCE REPORTS AND FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income and liquidity.

Inception: December 1, 1993

Although inflation was well contained, underlying growth in productivity prompted the Federal Reserve to raise the fed funds rate seven times during the one-year period ending March 31, 2005. The fed target rate increased to 2.75% in March 2005 from 1.00% beginning June 30, 2004. Money market rates rose with each fed rate increase, providing more attractive money market yields. Rydex U. S. Government Money Market Fund Investor Class returned 0.82% during the reporting period.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

---------------------------------------------------------------------------------------------------------------------------
                               INVESTOR CLASS                   ADVISOR CLASS              A-CLASS             C-CLASS
                                 (12/01/93)                      (04/01/98)              (03/31/04)          (10/19/00)
---------------------------------------------------------------------------------------------------------------------------
                       ONE    FIVE     TEN      SINCE      ONE    FIVE      SINCE      ONE      SINCE      ONE      SINCE
                      YEAR    YEAR    YEAR    INCEPTION   YEAR    YEAR    INCEPTION   YEAR    INCEPTION   YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------------------------
U.S. Government
  Money Market Fund   0.82%   1.88%   3.24%     3.22%     0.43%   1.49%     2.19%     0.59%     0.59%     0.19%     0.80%
---------------------------------------------------------------------------------------------------------------------------

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                U.S. GOVERNMENT MONEY MARKET FUND
                                ---------------------------------

Federal Home Loan Bank - FADN                 20.1%
Freddie Mac - FADN                            35.0%
Farmer Mac - FADN                             14.8%
Federal Farm Credit Bank - FADN               13.4%
Repurchase Agreements                         15.0%


FADN - Federal Agency Discount Notes

INCEPTION DATES:
-------------------------------------------------------
Investor Class                         December 1, 1993
Advisor Class                             April 1, 1998
A-Class                                  March 31, 2004
C-Class                                October 19, 2000

The Fund invests principally in U.S. Government securities


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Ursa Fund, Arktos Fund and Juno Fund are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  91.5%

FINANCIALS 17.8%
   BANKS 5.7%
   Bank of America Corp.                             122,520   $     5,403,132
   Wachovia Corp.+                                    60,080         3,058,673
   BB&T Corp.+                                        41,470         1,620,647
   National City Corp.                                47,280         1,583,880
   Wells Fargo & Co.                                  23,320         1,394,536
   M&T Bank Corp.                                     13,310         1,358,419
   Comerica, Inc.+                                    23,490         1,293,829
   Regions Financial Corp.                            24,350           788,940
   U.S. Bancorp                                       10,090           290,794
                                                               ---------------
TOTAL BANKS                                                         16,792,850
                                                               ---------------
   INSURANCE 4.3%
   American International Group, Inc.                 46,750         2,590,418
   Allstate Corp.+                                    37,270         2,014,816
   MetLife, Inc.                                      45,420         1,775,922
   AFLAC, Inc.                                        41,420         1,543,309
   Chubb Corp.+                                       18,590         1,473,629
   Loews Corp.                                        19,590         1,440,649
   XL Capital Ltd.                                    18,040         1,305,555
   Cincinnati Financial Corp.                          9,780           426,506
                                                               ---------------
TOTAL INSURANCE                                                     12,570,804
                                                               ---------------
   DIVERSIFIED FINANCIALS 3.1%
   Citigroup, Inc.                                   104,370         4,690,388
   J.P. Morgan Chase & Co.                            57,300         1,982,580
   Principal Financial Group, Inc.                    35,960         1,384,100
   CIT Group, Inc.                                    32,150         1,221,700
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                         9,278,768
                                                               ---------------
   CONSUMER FINANCE 2.2%
   American Express Co.+                              33,240         1,707,539
   SLM Corp.                                          33,080         1,648,707
   Capital One Financial Corp.+                       20,350         1,521,569
   Providian Financial Corp.*+                        70,470         1,209,265
   MBNA Corp.                                         11,570           284,044
                                                               ---------------
TOTAL CONSUMER FINANCE                                               6,371,124
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.3%
   Fannie Mae+                                        25,210         1,372,685
   Countrywide Financial Corp.+                       38,770         1,258,474
   MGIC Investment Corp.                              18,390         1,134,111
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     3,765,270
                                                               ---------------
   CAPITAL MARKETS 1.2%
   Franklin Resources, Inc.+                          21,430         1,471,169
   Bear Stearns Cos., Inc.                            13,670         1,365,633
   Morgan Stanley                                      7,310           418,498

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Merrill Lynch & Co., Inc.                           4,350   $       246,210
   Goldman Sachs Group, Inc.+                          1,772           194,902
                                                               ---------------
TOTAL CAPITAL MARKETS                                                3,696,412
                                                               ---------------
   REAL ESTATE 0.0%
   Apartment Investment & Management
     Co. -- Class A+                                   2,970           110,484
                                                               ---------------
TOTAL REAL ESTATE                                                      110,484
                                                               ---------------
TOTAL FINANCIALS                                                    52,585,712
                                                               ---------------
INFORMATION TECHNOLOGY 14.3%
   SOFTWARE 3.1%
   Microsoft Corp.                                   222,270         5,372,266
   BMC Software, Inc.*                                73,250         1,098,750
   Symantec Corp.*+                                   50,040         1,067,353
   Oracle Corp.*                                      44,930           560,727
   Compuware Corp.*                                   65,120           468,864
   Veritas Software Corp.*+                           12,910           299,770
   Computer Associates International,
     Inc.+                                             6,450           174,795
                                                               ---------------
TOTAL SOFTWARE                                                       9,042,525
                                                               ---------------
   COMPUTERS & PERIPHERALS 3.0%
   International Business Machines
     Corp.                                            28,990         2,649,106
   Hewlett-Packard Co.                               110,280         2,419,543
   EMC Corp./MA*                                     139,550         1,719,256
   Dell, Inc.*                                        34,300         1,317,806
   Apple Computer, Inc.*                              15,170           632,134
   NCR Corp.*+                                         7,250           244,615
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        8,982,460
                                                               ---------------
   IT CONSULTING & SERVICES 2.5%
   Electronic Data Systems Corp.+                     65,010         1,343,757
   Fiserv, Inc.*+                                     33,400         1,329,320
   Computer Sciences Corp.*+                          28,580         1,310,393
   Affiliated Computer Services,
     Inc. -- Class A*+                                24,160         1,286,279
   Sabre Holdings Corp.+                              54,730         1,197,492
   SunGard Data Systems, Inc.*+                       26,710           921,495
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       7,388,736
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 2.4%
   Intel Corp.                                       126,200         2,931,626
   Micron Technology, Inc.*+                         111,650         1,154,461
   Freescale Semiconductor,
     Inc. -- Class B*                                 66,610         1,149,022
   Broadcom Corp. -- Class A*+                        34,640         1,036,429
   Applied Materials, Inc.*                           45,300           736,125
   National Semiconductor Corp.                        4,920           101,401


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Texas Instruments, Inc.                             1,330   $        33,902
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           7,142,966
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 2.4%
   Motorola, Inc.+                                   130,410         1,952,238
   Cisco Systems, Inc.*                              100,480         1,797,587
   Tellabs, Inc.*                                    166,140         1,212,822
   Comverse Technology, Inc.*+                        33,890           854,706
   Scientific-Atlanta, Inc.                           28,510           804,552
   Qualcomm, Inc.                                      9,660           354,039
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       6,975,944
                                                               ---------------
   OFFICE ELECTRONICS 0.5%
   Xerox Corp.*+                                      93,560         1,417,434
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                             1,417,434
                                                               ---------------
   ELECTRONIC EQUIPMENT &
     INSTRUMENTS 0.4%
   Molex, Inc.                                        47,720         1,257,899
                                                               ---------------
TOTAL ELECTRONIC
   EQUIPMENT & INSTRUMENTS                                           1,257,899
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        42,207,964
                                                               ---------------
HEALTH CARE 11.8%
   PHARMACEUTICALS 6.1%
   Johnson & Johnson, Inc.+                           88,490         5,942,989
   Pfizer, Inc.                                      225,740         5,930,190
   Merck & Co., Inc.                                  76,370         2,472,097
   Abbott Laboratories                                48,020         2,238,692
   Eli Lilly & Co.                                     8,080           420,968
   Forest Laboratories, Inc.*+                         9,880           365,066
   Watson Pharmaceuticals, Inc.*+                      8,310           255,366
   Wyeth                                               5,530           233,255
   Bristol-Myers Squibb Co.+                           3,710            94,457
                                                               ---------------
TOTAL PHARMACEUTICALS                                               17,953,080
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 3.2%
   HCA, Inc.+                                         32,950         1,765,131
   Aetna, Inc.+                                       21,850         1,637,657
   CIGNA Corp.                                        15,300         1,366,290
   Laboratory Corporation of America
     Holdings*                                        25,440         1,226,208
   Caremark Rx, Inc.*                                 27,870         1,108,669
   Medco Health Solutions, Inc.*+                     20,650         1,023,621
   Cardinal Health, Inc.+                             10,750           599,850
   UnitedHealth Group, Inc.+                           3,900           371,982
   WellPoint, Inc.*                                    2,540           318,389
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               9,417,797
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BIOTECHNOLOGY 1.3%
   Amgen, Inc.*                                       36,770   $     2,140,382
   Biogen Idec, Inc.*+                                35,150         1,213,026
   Applera Corp. - Applied Biosystems
     Group+                                           17,630           348,016
   Gilead Sciences, Inc.*                              6,030           215,874
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  3,917,298
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Thermo Electron Corp.*                             44,470         1,124,646
   PerkinElmer, Inc.                                  53,170         1,096,897
   Bausch & Lomb, Inc.+                               11,380           834,154
   Medtronic, Inc.+                                    8,850           450,908
   Becton, Dickinson & Co.                               540            31,547
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               3,538,152
                                                               ---------------
TOTAL HEALTH CARE                                                   34,826,327
                                                               ---------------
CONSUMER DISCRETIONARY 10.7%
   MEDIA 3.6%
   Time Warner, Inc.*+                               174,360         3,060,018
   Comcast Corp. -- Class A*+                         87,890         2,968,924
   Walt Disney Co.+                                   88,470         2,541,743
   Viacom, Inc. -- Class B                            48,590         1,692,390
   McGraw-Hill Cos., Inc.+                             4,510           393,497
                                                               ---------------
TOTAL MEDIA                                                         10,656,572
                                                               ---------------
   SPECIALTY RETAIL 2.0%
   Best Buy Co., Inc.+                                28,400         1,533,884
   Circuit City Stores, Inc.                          75,770         1,216,109
   Home Depot, Inc.+                                  26,100           998,064
   Limited Brands, Inc.+                              40,770           990,711
   Sherwin-Williams Co.                               22,440           987,136
   AutoNation, Inc.*+                                  8,360           158,338
   Toys `R' Us, Inc.*                                  3,340            86,038
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               5,970,280
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 1.4%
   McDonald's Corp.                                   54,250         1,689,345
   Marriott International, Inc. --
     Class A                                          15,370         1,027,638
   Starwood Hotels & Resorts Worldwide,
     Inc.                                             13,130           788,194
   Darden Restaurants, Inc.+                          14,660           449,769
   Hilton Hotels Corp.+                                9,780           218,583
   Carnival Corp.                                        900            46,629
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   4,220,158
                                                               ---------------
   MULTILINE RETAIL 1.0%
   Federated Department Stores, Inc.+                 22,070         1,404,535
   Dillard's, Inc. -- Class A+                        49,100         1,320,790
   Sears Holdings Corp.*+                              2,310           307,623


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Target Corp.                                          610   $        30,512
                                                               ---------------
TOTAL MULTILINE RETAIL                                               3,063,460
                                                               ---------------
   TEXTILES & APPAREL 0.7%
   Nike, Inc. -- Class B+                             19,050         1,587,055
   VF Corp.                                            7,370           435,862
                                                               ---------------
TOTAL TEXTILES & APPAREL                                             2,022,917
                                                               ---------------
   AUTO COMPONENTS 0.5%
   Cooper Tire & Rubber Co.+                          59,260         1,088,014
   Johnson Controls, Inc.                              8,870           494,591
                                                               ---------------
TOTAL AUTO COMPONENTS                                                1,582,605
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.5%
   eBay, Inc.*                                        36,380         1,355,519
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                      1,355,519
                                                               ---------------
   DISTRIBUTORS 0.4%
   Genuine Parts Co.                                  26,170         1,138,133
                                                               ---------------
TOTAL DISTRIBUTORS                                                   1,138,133
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Eastman Kodak Co.+                                 31,010         1,009,376
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                   1,009,376
                                                               ---------------
   AUTOMOBILES 0.1%
   Harley-Davidson, Inc.                               5,640           325,766
   General Motors Corp.+                                 540            15,871
                                                               ---------------
TOTAL AUTOMOBILES                                                      341,637
                                                               ---------------
   HOUSEHOLD DURABLES 0.1%
   Stanley Works                                       4,050           183,343
   Black & Decker Corp.                                1,740           137,443
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               320,786
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        31,681,443
                                                               ---------------
INDUSTRIALS 10.7%
   INDUSTRIAL CONGLOMERATES 4.1%
   General Electric Co.                              227,650         8,209,059
   Tyco International Ltd.                            81,360         2,749,968
   Textron, Inc.                                       8,660           646,209
   3M Co.+                                             5,980           512,426
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                      12,117,662
                                                               ---------------
   MACHINERY 1.8%
   Dover Corp.                                        33,370         1,261,052
   Caterpillar, Inc.+                                 11,060         1,011,326
   Parker Hannifin Corp.+                             13,880           845,570
   Paccar, Inc.                                        9,230           668,160
   Ingersoll-Rand Co. -- Class A                       6,710           534,451
   Cummins, Inc.+                                      6,910           486,118
   Danaher Corp.                                       8,250           440,633
                                                               ---------------
TOTAL MACHINERY                                                      5,247,310
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 1.6%
   Northrop Grumman Corp.                             29,600   $     1,597,808
   Raytheon Co.                                       39,570         1,531,359
   L-3 Communications Holdings, Inc.                  12,920           917,578
   Rockwell Collins, Inc.                              6,310           300,293
   United Technologies Corp.                           1,400           142,324
   Honeywell International, Inc.                       2,280            84,839
   Boeing Co.+                                           570            33,322
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            4,607,523
                                                               ---------------
   ROAD & RAIL 1.0%
   Burlington Northern Santa Fe Corp.+                26,850         1,448,021
   Norfolk Southern Corp.                             37,960         1,406,418
                                                               ---------------
TOTAL ROAD & RAIL                                                    2,854,439
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Cendant Corp.                                      75,510         1,550,976
   Robert Half International, Inc.                    22,740           613,070
   Monster Worldwide, Inc.*+                          12,040           337,722
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,501,768
                                                               ---------------
   AIR FREIGHT & COURIERS 0.6%
   United Parcel Service, Inc. --
     Class B+                                         13,050           949,257
   FedEx Corp.                                         8,900           836,155
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                         1,785,412
                                                               ---------------
   BUILDING PRODUCTS 0.5%
   Masco Corp.+                                       43,360         1,503,291
                                                               ---------------
TOTAL BUILDING PRODUCTS                                              1,503,291
                                                               ---------------
   TRADING COMPANIES &
     DISTRIBUTORS 0.2%
   W.W. Grainger, Inc.                                10,470           651,967
                                                               ---------------
TOTAL TRADING COMPANIES &
   DISTRIBUTORS                                                        651,967
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.1%
   Rockwell Automation, Inc.+                          5,940           336,442
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             336,442
                                                               ---------------
TOTAL INDUSTRIALS                                                   31,605,814
                                                               ---------------
CONSUMER STAPLES 9.8%
   FOOD & DRUG RETAILING 2.9%
   Wal-Mart Stores, Inc.+                             82,350         4,126,558
   Costco Wholesale Corp.+                            35,990         1,590,038
   Safeway, Inc.*+                                    70,650         1,309,145
   Albertson's, Inc.+                                 54,390         1,123,154
   Walgreen Co.                                       10,540           468,187
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                          8,617,082
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.8%
   Procter & Gamble Co.+                              41,450         2,196,850


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Kimberly-Clark Corp.                               28,680   $     1,885,136
   Clorox Co.+                                        21,920         1,380,741
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                             5,462,727
                                                               ---------------
   BEVERAGES 1.6%
   PepsiCo, Inc.                                      61,640         3,268,769
   Coca-Cola Co.                                      33,530         1,397,195
   Brown-Forman Corp. -- Class B                       1,740            95,265
                                                               ---------------
TOTAL BEVERAGES                                                      4,761,229
                                                               ---------------
   FOOD PRODUCTS 1.5%
   Archer-Daniels-Midland Co.                         61,300         1,506,754
   General Mills, Inc.                                30,000         1,474,500
   Sara Lee Corp.+                                    58,590         1,298,355
   Hershey Foods Corp.+                                2,470           149,336
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  4,428,945
                                                               ---------------
   TOBACCO 1.5%
   Altria Group, Inc.+                                66,970         4,379,168
                                                               ---------------
TOTAL TOBACCO                                                        4,379,168
                                                               ---------------
   PERSONAL PRODUCTS 0.5%
   Alberto-Culver Co. -- Class B                      23,510         1,125,189
   Gillette Co.                                        4,130           208,482
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                              1,333,671
                                                               ---------------
TOTAL CONSUMER STAPLES                                              28,982,822
                                                               ---------------
ENERGY 7.9%
   OIL & GAS 7.9%
   Exxon Mobil Corp.                                 156,630         9,335,148
   ChevronTexaco Corp.                                57,990         3,381,397
   Devon Energy Corp.+                                35,590         1,699,422
   Occidental Petroleum Corp.+                        23,780         1,692,423
   Burlington Resources, Inc.                         31,440         1,574,201
   Amerada Hess Corp.+                                13,340         1,283,441
   Sunoco, Inc.                                       12,230         1,266,050
   Valero Energy Corp.                                12,370           906,350
   Anadarko Petroleum Corp.                           10,980           835,578
   ConocoPhillips                                      6,800           733,312
   Apache Corp.                                        9,080           555,968
                                                               ---------------
TOTAL OIL & GAS                                                     23,263,290
                                                               ---------------
TOTAL ENERGY                                                        23,263,290
                                                               ---------------
MATERIALS 2.9%
   METALS & MINING 1.2%
   Phelps Dodge Corp.+                                12,870         1,309,265
   Nucor Corp.+                                       21,950         1,263,442
   United States Steel Corp.+                         17,280           878,688
   Newmont Mining Corp.+                               4,030           170,267
                                                               ---------------
TOTAL METALS & MINING                                                3,621,662
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CHEMICALS 1.1%
   Monsanto Co.                                       22,930   $     1,478,985
   Air Products & Chemicals, Inc.                     23,060         1,459,468
   EI Du Pont de Nemours & Co.                         3,580           183,439
   Dow Chemical Co.+                                   2,840           141,574
                                                               ---------------
TOTAL CHEMICALS                                                      3,263,466
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.6%
   Georgia-Pacific Corp.                              27,080           961,069
   Weyerhaeuser Co.+                                   7,630           522,655
   Louisiana-Pacific Corp.                            12,690           319,027
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                        1,802,751
                                                               ---------------
TOTAL MATERIALS                                                      8,687,879
                                                               ---------------
UTILITIES 2.8%
   ELECTRIC UTILITIES 2.3%
   American Electric Power Co., Inc.+                 42,230         1,438,354
   Exelon Corp.+                                      29,500         1,353,755
   PG&E Corp.+                                        37,270         1,270,907
   Entergy Corp.                                      15,430         1,090,284
   PPL Corp.+                                         18,960         1,023,650
   Allegheny Energy, Inc.*+                           33,480           691,697
   TXU Corp.+                                            880            70,074
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             6,938,721
                                                               ---------------
   MULTI-UTILITIES 0.5%
   Duke Energy Corp.+                                 25,070           702,211
   Constellation Energy Group, Inc.                    9,580           495,286
   Sempra Energy+                                      5,660           225,494
                                                               ---------------
TOTAL MULTI-UTILITIES                                                1,422,991
                                                               ---------------
TOTAL UTILITIES                                                      8,361,712
                                                               ---------------
TELECOMMUNICATION SERVICES 2.8%
   DIVERSIFIED TELECOMMUNICATION
     SERVICES 2.8%
   Verizon Communications, Inc.+                      98,010         3,479,355
   CenturyTel, Inc.+                                  35,650         1,170,746
   AT&T Corp.                                         55,470         1,040,062
   SBC Communications, Inc.+                          36,350           861,132
   Alltel Corp.+                                      14,680           805,198
   Sprint Corp.+                                      34,360           781,690
   BellSouth Corp.+                                    2,390            62,833
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                        8,201,016
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     8,201,016
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $237,487,341)                                             270,403,979
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  4.5%
Repurchase Agreement (Note 6)
   2.63% due 04/01/05                         $    3,969,163   $     3,969,163
   2.60% due 04/01/05                              2,976,873         2,976,873
   2.57% due 04/01/05                              2,976,873         2,976,873
   2.55% due 04/01/05                              3,326,534         3,326,534
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,249,443)                                                  13,249,443
                                                               ---------------

SECURITIES LENDING COLLATERAL  22.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             66,889,063        66,889,063
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $66,889,063)                                               66,889,063
                                                               ---------------
TOTAL INVESTMENTS 118.6%
   (Cost $317,625,847)                                         $   350,542,485
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (18.6)%                                      $   (54,873,762)
                                                               ===============
NET ASSETS - 100.0%                                            $   295,668,723

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2005 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $172,718,000)                          2,920   $    (3,297,545)
                                                               ===============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      9.


34 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   URSA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES  47.7%
Federal Farm Credit Bank*
   2.68% due 04/20/05                         $   25,000,000   $    24,964,639
Federal Home Loan Bank*
   2.56% due 04/22/05                             50,000,000        49,925,333
   2.50% due 04/27/05                             50,000,000        49,909,722
   2.59% due 04/29/05                             25,000,000        24,949,639
Freddie Mac*
   2.72% due 04/26/05                             25,000,000        24,951,091
   2.64% due 05/17/05                             25,000,000        24,915,667
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $199,616,091)                                                199,616,091
                                                               ---------------

REPURCHASE AGREEMENTS  50.7%
Repurchase Agreement (Note 6)
  2.63% due 04/01/05                              56,225,176        56,225,176
  2.60% due 04/01/05                              42,168,882        42,168,882
  2.57% due 04/01/05                              42,168,882        42,168,882
  2.55% due 04/01/05+                             71,409,471        71,409,471
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $211,972,411)                                             211,972,411
                                                               ---------------
TOTAL INVESTMENTS 98.4%
   (Cost $411,588,502)                                         $   411,588,502
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 1.6%                                       $     6,678,009
                                                               ===============
NET ASSETS - 100.0%                                            $   418,266,511

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2005 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $181,886,250)                             3,075   $     4,410,088
                                                               ===============

                                                   UNITS
                                                   -----

EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
June 2005 S&P 500 Index Swap,
   Maturing 06/14/05**
   (Notional Market Value
   $239,012,079)                                     202,451   $     4,091,622
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2005.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  99.5%

INFORMATION TECHNOLOGY 57.7%
   SOFTWARE 17.3%
   Microsoft Corp.                                 2,919,880   $    70,573,500
   Oracle Corp.*                                   1,400,690        17,480,611
   Symantec Corp.*+                                  493,200        10,519,956
   Adobe Systems, Inc.+                              151,470        10,174,240
   Electronic Arts, Inc.*+                           180,930         9,368,556
   Veritas Software Corp.*+                          243,510         5,654,302
   Autodesk, Inc.                                    161,900         4,818,144
   Citrix Systems, Inc.*+                            148,670         3,541,319
   Siebel Systems, Inc.*                             386,530         3,529,019
   Check Point Software Technologies
     Ltd.*                                           129,620         2,817,939
   Intuit, Inc.*+                                     58,700         2,569,299
   BEA Systems, Inc.*                                207,320         1,652,340
   Mercury Interactive Corp.*+                        33,310         1,578,228
   Synopsys, Inc.*+                                   46,940           849,614
                                                               ---------------
TOTAL SOFTWARE                                                     145,127,067
                                                               ---------------
   SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT 13.8%
   Intel Corp.                                     1,631,170        37,892,079
   Broadcom Corp. -- Class A*+                       443,800        13,278,496
   Maxim Integrated Products,
     Inc.+                                           236,390         9,661,259
   Applied Materials, Inc.*                          483,660         7,859,475
   Xilinx, Inc.+                                     265,550         7,762,026
   KLA-Tencor Corp.*+                                165,350         7,607,754
   Marvell Technology Group
      Ltd.*+                                         190,690         7,311,055
   Lam Research Corp.*+                              247,440         7,141,118
   Linear Technology Corp.+                          145,870         5,588,280
   Novellus Systems, Inc.*+                          141,200         3,774,276
   ATI Technologies, Inc.*                           192,230         3,317,890
   Microchip Technology, Inc.                         83,510         2,172,095
   Intersil Corp. -- Class A                          50,410           873,101
   Altera Corp.*                                      40,950           809,991
                                                               ---------------
TOTAL SEMICONDUCTOR
   & SEMICONDUCTOR EQUIPMENT                                       115,048,895
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 13.0%
   Qualcomm, Inc.                                  1,332,650        48,841,622
   Cisco Systems, Inc.*                            2,016,550        36,076,079
   Research In Motion Ltd.*+                         145,250        11,100,005
   Juniper Networks, Inc.*+                          352,150         7,768,429
   Comverse Technology, Inc.*+                       105,380         2,657,684
   Telefonaktiebolaget LM Ericsson --
      SP ADR*+                                        53,990         1,522,518
   JDS Uniphase Corp.*+                              444,810           742,833
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                     108,709,170
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 8.1%
   Apple Computer, Inc.*                             747,050   $    31,129,574
   Dell, Inc.*                                       636,190        24,442,420
   Network Appliance, Inc.*+                         243,990         6,748,763
   Sun Microsystems, Inc.*+                          729,660         2,947,826
   QLogic Corp.*+                                     57,740         2,338,470
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                       67,607,053
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 2.7%
   Yahoo!, Inc.*+                                    527,650        17,887,335
   VeriSign, Inc.*+                                  167,820         4,816,434
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                  22,703,769
                                                               ---------------
   IT CONSULTING & SERVICES 1.8%
   Paychex, Inc.+                                    184,840         6,066,449
   Fiserv, Inc.*+                                    145,140         5,776,572
   Cognizant Technology Solutions
     Corp.*                                           75,290         3,478,398
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                      15,321,419
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
   Flextronics International Ltd.*+                  512,850         6,174,714
   Sanmina-SCI Corp.*                                286,220         1,494,068
   Molex, Inc.                                        33,800           890,968
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             8,559,750
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                       483,077,123
                                                               ---------------
CONSUMER DISCRETIONARY 19.0%
   MEDIA 6.0%
   Comcast Corp. -- Class A*+                        819,230        27,673,589
   Liberty Media International, Inc. --
      Class A*+                                      116,890         5,112,769
   Sirius Satellite Radio, Inc.*+                    801,320         4,503,418
   EchoStar Communications
      Corp.+                                         138,810         4,060,193
   NTL, Inc.*+                                        53,970         3,436,270
   Pixar*+                                            27,450         2,677,748
   Lamar Advertising Co.*                             55,960         2,254,628
   XM Satellite Radio Holdings,
     Inc.*+                                           25,730           810,495
                                                               ---------------
TOTAL MEDIA                                                         50,529,110
                                                               ---------------
   INTERNET & CATALOG RETAIL 4.9%
   eBay, Inc.*+                                      638,730        23,799,080
   InterActiveCorp*+                                 385,980         8,595,774
   Amazon.com, Inc.*+                                246,910         8,461,606
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                     40,856,460
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 2.9%
   Starbucks Corp.*                                  373,360        19,287,778
   Wynn Resorts Ltd.*+                                72,200         4,890,828
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                  24,178,606
                                                               ---------------


36 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   SPECIALTY RETAIL 2.8%
   Bed Bath & Beyond, Inc.*                          238,530   $     8,715,886
   Staples, Inc.                                     263,950         8,295,948
   Petsmart, Inc.+                                   128,910         3,706,163
   Ross Stores, Inc.+                                 79,450         2,315,173
                                                               ---------------
TOTAL SPECIALTY RETAIL                                              23,033,170
                                                               ---------------
   MULTILINE RETAIL 2.0%
   Sears Holdings Corp.*+                            108,730        14,479,574
   Dollar Tree Stores, Inc.*+                         86,740         2,492,040
                                                               ---------------
TOTAL MULTILINE RETAIL                                              16,971,614
                                                               ---------------
   HOUSEHOLD DURABLES 0.4%
   Garmin Ltd.+                                       67,240         3,114,557
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             3,114,557
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                       158,683,517
                                                               ---------------
HEALTH CARE 12.1%
   BIOTECHNOLOGY 8.3%
   Amgen, Inc.*                                      342,240        19,921,791
   Biogen Idec, Inc.*+                               347,410        11,989,119
   Genzyme Corp.*                                    162,970         9,328,403
   Gilead Sciences, Inc.*                            218,360         7,817,288
   Medimmune, Inc.*+                                 279,630         6,657,990
   Chiron Corp.*+                                    163,670         5,738,270
   Millennium Pharmaceuticals,
     Inc.*+                                          448,160         3,773,507
   Invitrogen Corp.*+                                 54,130         3,745,796
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                 68,972,164
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.4%
   Express Scripts, Inc.*+                            75,020         6,540,994
   Patterson Cos., Inc.*+                            106,160         5,302,692
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                              11,843,686
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   DENTSPLY International, Inc.                      115,250         6,270,752
   Biomet, Inc.                                      152,580         5,538,654
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              11,809,406
                                                               ---------------
   PHARMACEUTICALS 1.0%
   Teva Pharmaceutical Industries
     Ltd. -- SP ADR+                                 274,900         8,521,900
                                                               ---------------
TOTAL PHARMACEUTICALS                                                8,521,900
                                                               ---------------
TOTAL HEALTH CARE                                                  101,147,156
                                                               ---------------
INDUSTRIALS 4.7%
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Apollo Group, Inc. -- Class A*+                   132,480         9,811,469
   Cintas Corp.+                                     117,390         4,849,381
   Career Education Corp.*                            75,990         2,603,417
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                17,264,267
                                                               ---------------
   MACHINERY 1.1%
   Paccar, Inc.+                                     126,880         9,184,843
                                                               ---------------
TOTAL MACHINERY                                                      9,184,843
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.8%
   Expeditors International Washington,
     Inc.+                                            71,220   $     3,813,831
   C.H. Robinson Worldwide, Inc.+                     63,600         3,277,308
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                         7,091,139
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   Fastenal Co.+                                      55,990         3,096,807
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                               3,096,807
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion
     Corp.+                                          112,150         2,928,237
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                           2,928,237
                                                               ---------------
TOTAL INDUSTRIALS                                                   39,565,293
                                                               ---------------
TELECOMMUNICATION SERVICES 3.9%
   WIRELESS TELECOMMUNICATION SERVICES 3.1%
   Nextel Communications, Inc. --
     Class A*                                        923,620        26,249,280
                                                               ---------------
TOTAL WIRELESS
   TELECOMMUNICATION SERVICES                                       26,249,280
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION
     SERVICES 0.8%
   MCI, Inc.                                         232,270         5,788,169
   Level 3 Communications, Inc.*+                    436,770           899,746
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                        6,687,915
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                    32,937,195
                                                               ---------------
CONSUMER STAPLES 1.4%
   FOOD & DRUG RETAILING 1.4%
   Costco Wholesale Corp.+                           138,160         6,103,909
   Whole Foods Market, Inc.+                          56,730         5,793,835
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                         11,897,744
                                                               ---------------
TOTAL CONSUMER STAPLES                                              11,897,744
                                                               ---------------
MATERIALS 0.7%
   CHEMICALS 0.4%
   Sigma-Aldrich Corp.+                               52,030         3,186,837
                                                               ---------------
TOTAL CHEMICALS                                                      3,186,837
                                                               ---------------
   CONTAINERS & PACKAGING 0.3%
   Smurfit-Stone Container
     Corp.*+                                         168,650         2,609,016
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                         2,609,016
                                                               ---------------
TOTAL MATERIALS                                                      5,795,853
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $501,094,181)                                             833,103,881
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     FACE                VALUE
                                                   AMOUNT             (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  0.8%
Repurchase Agreement (Note 6)
   2.63% due 04/01/05                         $    1,995,730   $     1,995,730
   2.60% due 04/01/05                              1,496,797         1,496,797
   2.57% due 04/01/05                              1,496,797         1,496,797
   2.55% due 04/01/05                              1,672,611         1,672,611
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,661,935)                                                 6,661,935
                                                               ---------------

SECURITIES LENDING COLLATERAL  23.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                            192,617,562       192,617,562
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $192,617,562)                                             192,617,562
                                                               ---------------
TOTAL INVESTMENTS 123.3%
   (Cost $700,373,678)                                         $ 1,032,383,378
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.3)%                                      $  (195,071,288)
                                                               ===============
NET ASSETS - 100.0%                                            $   837,312,090

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2005 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $6,560,400)                                 220   $        46,468
                                                               ===============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      9.

ADR--AMERICAN DEPOSITORY RECEIPT.


38 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   ARKTOS MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  97.4%
Repurchase Agreement (Note 6)
   2.63% due 04/01/05                         $   63,788,025   $    63,788,025
   2.60% due 04/01/05                             47,841,018        47,841,018
   2.57% due 04/01/05                             47,841,018        47,841,018
   2.55% due 04/01/05+                            71,042,397        71,042,397
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $230,512,458)                                             230,512,458
                                                               ---------------
TOTAL INVESTMENTS 97.4%
   (Cost $230,512,458)                                         $   230,512,458
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 2.6%                                       $     6,235,776
                                                               ===============
NET ASSETS - 100.0%                                            $   236,748,234

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2005 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $63,188,580)                              2,119   $       888,993
                                                               ===============

                                                   UNITS
                                                   -----

EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
June 2005 Nasdaq 100 Index Swap,
   Maturing 06/14/05*
   (Notional Market Value
   $173,644,079)                                     117,127   $     2,518,587
                                                               ===============

*     PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2005.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 95.7%
CONSUMER DISCRETIONARY 18.6%
   SPECIALTY RETAIL 7.2%
   Williams-Sonoma, Inc.*+                            21,880   $       804,090
   American Eagle Outfitters, Inc.                    26,600           786,030
   Petsmart, Inc.+                                    25,960           746,350
   Regis Corp.                                        15,610           638,917
   Pacific Sunwear of California, Inc.*+              22,520           630,110
   Aeropostale, Inc.*+                                18,900           618,975
   Payless Shoesource, Inc.*+                         35,830           565,756
   Michaels Stores, Inc.+                             13,470           488,961
   CarMax, Inc.*                                       6,760           212,940
   Abercrombie & Fitch Co. -- Class A+                 2,030           116,197
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               5,608,326
                                                               ---------------
   HOUSEHOLD DURABLES 4.5%
   Lennar Corp. -- Class A+                           19,170         1,086,556
   Toll Brothers, Inc.*+                               8,610           678,899
   Mohawk Industries, Inc.*+                           6,710           565,653
   Hovnanian Enterprises, Inc. --
     Class A*                                          7,770           396,270
   Harman International Industries, Inc.               4,240           375,070
   Furniture Brands International, Inc.                9,410           205,232
   D.R. Horton, Inc.                                   6,363           186,054
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             3,493,734
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 3.4%
   International Speedway Corp. --
     Class A                                          12,930           701,453
   Mandalay Resort Group                               9,230           650,623
   Caesars Entertainment, Inc.*+                      29,027           574,444
   CBRL Group, Inc.+                                   9,260           382,438
   Boyd Gaming Corp.                                   6,180           322,287
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   2,631,245
                                                               ---------------
   MEDIA 2.4%
   Washington Post Co. -- Class B                      1,070           956,580
   Media General, Inc.                                 9,200           569,020
   Emmis Communications Corp. --
     Class A*+                                        19,360           372,099
                                                               ---------------
TOTAL MEDIA                                                          1,897,699
                                                               ---------------
   AUTO COMPONENTS 1.0%
   Bandag, Inc.                                        8,360           392,753
   BorgWarner, Inc.                                    7,750           377,270
   Modine Manufacturing Co.                            1,920            56,313
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  826,336
                                                               ---------------
   AUTOMOBILES 0.1%
   Thor Industries, Inc.                               3,430           102,591
                                                               ---------------
Total Automobiles                                                      102,591
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TEXTILES & APPAREL 0.0%
   Timberland Co. -- Class A*                             60   $         4,256
                                                               ---------------
TOTAL TEXTILES & APPAREL                                                 4,256
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        14,564,187
                                                               ---------------
FINANCIALS 16.4%
   BANKS 5.2%
   Commerce Bancorp, Inc./NJ+                         26,980           876,041
   Mercantile Bankshares Corp.                        15,420           784,261
   Colonial BancGroup, Inc.                           33,040           677,981
   Bank of Hawaii Corp.                               12,090           547,193
   Hibernia Corp. -- Class A                          15,130           484,311
   Silicon Valley Bancshares*                         10,260           452,056
   Cullen/Frost Bankers, Inc.                          5,350           241,553
                                                               ---------------
TOTAL BANKS                                                          4,063,396
                                                               ---------------
   INSURANCE 4.3%
   Arthur J. Gallagher & Co.                          22,200           639,360
   Allmerica Financial Corp.*                         17,500           629,125
   Stancorp Financial Group, Inc.                      6,090           516,310
   Horace Mann Educators Corp.                        27,860           494,237
   Brown & Brown, Inc.                                 8,860           408,357
   AmerUs Group Co.+                                   8,370           395,483
   Fidelity National Financial, Inc.                   5,010           165,029
   W.R. Berkley Corp.                                  2,240           111,104
                                                               ---------------
TOTAL INSURANCE                                                      3,359,005
                                                               ---------------
   CAPITAL MARKETS 3.3%
   Raymond James Financial, Inc.                      18,490           560,247
   Waddell & Reed Financial, Inc. --
     Class A+                                         27,570           544,232
   LaBranche & Co., Inc.*                             56,190           522,567
   Investors Financial Services Corp.+                 8,120           397,149
   SEI Investments Co.                                 6,760           244,441
   Legg Mason, Inc.+                                   2,670           208,634
   A.G. Edwards, Inc.+                                 3,030           135,744
                                                               ---------------
TOTAL CAPITAL MARKETS                                                2,613,014
                                                               ---------------
   REAL ESTATE 2.5%
   AMB Property Corp.                                 17,780           672,084
   Weingarten Realty Investors+                       19,420           670,184
   United Dominion Realty Trust, Inc.                 29,080           606,900
                                                               ---------------
TOTAL REAL ESTATE                                                    1,949,168
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 0.9%
   Independence Community
     Bank Corp.                                       18,270           712,530
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       712,530
                                                               ---------------
   CONSUMER FINANCE 0.2%
   MoneyGram International, Inc.                       6,300           119,007
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 119,007
                                                               ---------------
TOTAL FINANCIALS                                                    12,816,120
                                                               ---------------


40 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 12.8%
   SOFTWARE 3.9%
   Wind River Systems, Inc.*+                         38,250   $       576,810
   Advent Software, Inc.*                             30,020           545,764
   McAfee, Inc.*+                                     24,120           544,147
   Macromedia, Inc.*+                                  8,560           286,760
   Cadence Design Systems, Inc.*                      14,410           215,429
   Activision, Inc.*                                  14,220           210,456
   Mentor Graphics Corp.*                             14,000           191,800
   Sybase, Inc.*+                                      8,980           165,771
   Transaction Systems Architects,
     Inc. -- Class A*                                  6,730           155,799
   Ascential Software Corp.*                           6,920           128,228
   Jack Henry & Associates, Inc.                       3,210            57,748
                                                               ---------------
TOTAL SOFTWARE                                                       3,078,712
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.8%
   Lam Research Corp.*+                               25,240           728,426
   International Rectifier Corp.*+                    12,260           557,830
   Microchip Technology, Inc.                         12,830           333,708
   Fairchild Semiconductor
    International, Inc.*+                             12,560           192,545
   Micrel, Inc.*+                                     18,380           169,464
   Lattice Semiconductor Corp.*                       30,040           161,315
   Credence Systems Corp.*                             8,870            70,162
   Cree, Inc.*+                                          910            19,792
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           2,233,242
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
   National Instruments Corp.+                        22,710           614,306
   Tech Data Corp.*                                   16,290           603,707
   Avnet, Inc.*                                       30,248           557,168
   Amphenol Corp. -- Class A+                          4,540           168,162
                                                               ---------------
TOTAL ELECTRONIC
   EQUIPMENT & INSTRUMENTS                                           1,943,343
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.7%
   3Com Corp.*                                       119,040           423,782
   Avocent Corp.*                                     13,240           339,738
   CommScope, Inc.*                                   14,960           223,802
   Utstarcom, Inc.*+                                  16,990           186,040
   Harris Corp.                                        5,470           178,596
   ADTRAN, Inc.                                          100             1,764
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       1,353,722
                                                               ---------------
   IT CONSULTING & SERVICES 1.6%
   CheckFree Corp.*+                                  15,070           614,253

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Cognizant Technology Solutions
     Corp.*+                                          12,180   $       562,716
   Alliance Data Systems Corp.*                        1,390            56,156
   Keane, Inc.*                                            1                13
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       1,233,138
                                                               ---------------
   OFFICE ELECTRONICS 0.3%
   Zebra Technologies Corp. --
     Class A*                                          4,750           225,578
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                               225,578
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        10,067,735
                                                               ---------------
INDUSTRIALS 11.9%
   COMMERCIAL SERVICES & SUPPLIES 4.4%
   Banta Corp.                                        13,060           558,968
   Kelly Services, Inc.                               19,090           549,601
   Herman Miller, Inc.                                18,070           544,269
   Korn/Ferry International, Inc.*                    27,370           520,851
   ChoicePoint, Inc.*+                                10,220           409,924
   Career Education Corp.*+                           10,320           353,563
   Republic Services, Inc.+                            7,060           236,369
   Laureate Education, Inc.*                           4,490           192,127
   ITT Educational Services, Inc.*+                      530            25,705
   Stericycle, Inc.*+                                    530            23,426
   Adesa, Inc.                                           860            20,090
   Corinthian Colleges, Inc.*                          1,070            16,820
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,451,713
                                                               ---------------
   MACHINERY 2.7%
   Kennametal, Inc.                                   12,620           599,324
   Nordson Corp.                                      14,900           548,618
   Harsco Corp.                                        8,670           516,819
   AGCO Corp.*                                        21,800           397,850
   Donaldson Co., Inc.                                 2,140            69,079
                                                               ---------------
TOTAL MACHINERY                                                      2,131,690
                                                               ---------------
   ROAD & RAIL 1.5%
   CNF, Inc.                                          13,030           609,674
   Swift Transportation Co., Inc.*+                   23,590           522,282
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,131,956
                                                               ---------------
   AEROSPACE & DEFENSE 1.1%
   Precision Castparts Corp.                          11,140           857,891
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              857,891
                                                               ---------------
   AIR FREIGHT & COURIERS 0.8%
   Expeditors International Washington,
     Inc.+                                             5,820           311,661


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   C.H. Robinson Worldwide, Inc.                       5,150   $       265,380
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           577,041
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.7%
   Thomas & Betts Corp.*                              17,710           572,033
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             572,033
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.7%
   Granite Construction, Inc.                         21,590           567,169
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       567,169
                                                               ---------------
TOTAL INDUSTRIALS                                                    9,289,493
                                                               ---------------
HEALTH CARE 11.6%
   HEALTH CARE PROVIDERS & SERVICES 5.1%
   Lincare Holdings, Inc.*+                           19,380           857,178
   Community Health Systems, Inc.*                    21,330           744,630
   Patterson Cos., Inc.*+                             13,819           690,259
   Universal Health Services, Inc. --
     Class B+                                         10,240           536,576
   LifePoint Hospitals, Inc.*+                        11,230           492,323
   Triad Hospitals, Inc.*+                             8,770           439,377
   Henry Schein, Inc.*                                 5,300           189,952
   Pacificare Health Systems, Inc.*                      660            37,567
   Westwood One, Inc.*                                   640            13,024
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               4,000,886
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
   Varian Medical Systems, Inc.*+                     19,510           668,803
   Edwards Lifesciences Corp.*+                       15,340           662,995
   Cytyc Corp.*                                       27,280           627,713
   Inamed Corp.*                                       2,140           149,543
   DENTSPLY International, Inc.                          210            11,426
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,120,480
                                                               ---------------
   PHARMACEUTICALS 2.1%
   IVAX Corp.*+                                       48,800           964,776
   Barr Pharmaceuticals, Inc.*                        14,290           697,781
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,662,557
                                                               ---------------
   BIOTECHNOLOGY 1.7%
   Protein Design Labs, Inc.*                         44,020           703,879
   Invitrogen Corp.*+                                  4,560           315,552
   Charles River Laboratories
     International, Inc.*+                             4,200           197,568
   Millennium Pharmaceuticals, Inc.*+                 15,540           130,847
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  1,347,846
                                                               ---------------
TOTAL HEALTH CARE                                                    9,131,769
                                                               ---------------
ENERGY 7.7%
   ENERGY EQUIPMENT & SERVICES 3.9%
   Weatherford International Ltd.*+                   17,810         1,031,911
   Cooper Cameron Corp.*+                             12,510           715,697

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Grant Prideco, Inc.*                               29,430   $       711,029
   Hanover Compressor Co.*+                           43,290           522,510
   Helmerich & Payne, Inc.+                            1,150            45,644
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    3,026,791
                                                               ---------------
   OIL & GAS 3.8%
   Newfield Exploration Co.*                           9,330           692,846
   Forest Oil Corp.*+                                 16,520           669,060
   Murphy Oil Corp.                                    6,290           621,012
   Pogo Producing Co.+                                11,060           544,595
   Overseas Shipholding Group, Inc.                    7,140           449,177
                                                               ---------------
TOTAL OIL & GAS                                                      2,976,690
                                                               ---------------
TOTAL ENERGY                                                         6,003,481
                                                               ---------------
UTILITIES 6.6%
   MULTI-UTILITIES 3.4%
   Oneok, Inc.+                                       23,800           733,516
   Energy East Corp.+                                 25,710           674,116
   Vectren Corp.                                      20,090           535,198
   Aquila, Inc.*                                     127,210           487,214
   MDU Resources Group, Inc.                           7,650           211,293
                                                               ---------------
TOTAL MULTI-UTILITIES                                                2,641,337
                                                               ---------------
   ELECTRIC UTILITIES 1.5%
   NSTAR                                              12,610           684,723
   OGE Energy Corp.+                                  19,590           527,950
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             1,212,673
                                                               ---------------
   GAS UTILITIES 0.9%
   AGL Resources, Inc.                                19,350           675,896
                                                               ---------------
TOTAL GAS UTILITIES                                                    675,896
                                                               ---------------
   WATER UTILITIES 0.8%
   Aqua America, Inc.                                 26,420           643,327
                                                               ---------------
TOTAL WATER UTILITIES                                                  643,327
                                                               ---------------
TOTAL UTILITIES                                                      5,173,233
                                                               ---------------
MATERIALS 5.0%
   CHEMICALS 2.5%
   Lubrizol Corp.                                     16,250           660,400
   Lyondell Chemical Co.+                             21,960           613,123
   Sensient Technologies Corp.                        16,460           354,877
   Cytec Industries, Inc.                              4,380           237,615
   Minerals Technologies, Inc.                           820            53,940
                                                               ---------------
TOTAL CHEMICALS                                                      1,919,955
                                                               ---------------
   METALS & MINING 1.8%
   Worthington Industries, Inc.+                      30,250           583,220
   Steel Dynamics, Inc.+                              14,870           512,271
   Peabody Energy Corp.                                7,230           335,183
                                                               ---------------
TOTAL METALS & MINING                                                1,430,674
                                                               ---------------


42 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   PAPER & FOREST PRODUCTS 0.7%
   Glatfelter                                         36,670   $       540,883
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          540,883
                                                               ---------------
TOTAL MATERIALS                                                      3,891,512
                                                               ---------------
CONSUMER STAPLES 4.6%
   FOOD PRODUCTS 2.5%
   J.M. Smucker Co.                                   14,040           706,212
   Hormel Foods Corp.                                 20,420           635,266
   Lancaster Colony Corp.                             14,108           600,296
   Tyson Foods, Inc. -- Class A                          930            15,512
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  1,957,286
                                                               ---------------
   FOOD & DRUG RETAILING 0.9%
   Ruddick Corp.                                      24,230           560,924
   BJ's Wholesale Club, Inc.*                          3,550           110,263
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            671,187
                                                               ---------------
   TOBACCO 0.6%
   Universal Corp./VA                                 10,900           498,893
                                                               ---------------
TOTAL TOBACCO                                                          498,893
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.6%
   Church & Dwight Co., Inc.                          12,770           452,952
   Energizer Holdings, Inc.*                             110             6,578
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               459,530
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,586,896
                                                               ---------------
TELECOMMUNICATION SERVICES 0.5%
   WIRELESS TELECOMMUNICATION
     SERVICES 0.4%
   Telephone & Data Systems, Inc.+                     3,960           323,136
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              323,136
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION
     SERVICES 0.1%
   Cincinnati Bell, Inc.*                             17,080            72,590
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                           72,590
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       395,726
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $71,399,542)                                               74,920,152
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  7.7%
Repurchase Agreement (Note 6)
   2.63% due 04/01/05                            $ 1,808,180   $     1,808,180
   2.60% due 04/01/05                              1,356,135         1,356,135
   2.57% due 04/01/05                              1,356,135         1,356,135
   2.55% due 04/01/05                              1,515,425         1,515,425
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,035,875)                                                 6,035,875
                                                               ---------------

SECURITIES LENDING COLLATERAL  19.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             15,540,176        15,540,176
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $15,540,176)                                               15,540,176
                                                               ---------------
TOTAL INVESTMENTS 123.3%
   (Cost $92,975,593)                                          $    96,496,203
                                                               ===============
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (23.3)%                                   $  (18,260,629)
                                                               ===============
NET ASSETS - 100.0%                                            $    78,235,574

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                  CONTRACTS           (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2005 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $16,179,800)                                245    $       (23,752)
                                                               ===============

                                                    UNITS
                                                 -----------
EQUITY INDEX SWAP AGREEMENT
   May 2005 S&P MidCap 400 Index Swaps,
   Maturing 05/24/05**
   (Notional Market Value $ 25,931,086)               39,357   $       112,867
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      9.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  95.1%
Repurchase Agreement (Note 6)
   2.63% due 04/01/05                            $ 8,870,025   $     8,870,025
   2.60% due 04/01/05                              6,652,519         6,652,519
   2.57% due 04/01/05                              6,652,519         6,652,519
   2.55% due 04/01/05                              7,433,921         7,433,921
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $29,608,984)                                               29,608,984
                                                               ---------------
TOTAL INVESTMENTS 95.1%
   (Cost $29,608,984)                                          $    29,608,984
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 4.9%                                       $     1,535,217
                                                               ===============
NET ASSETS - 100.0%                                            $    31,144,201

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                    GAIN(LOSS)
                                                   CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of Contracts
   $9,773,920)                                           148   $       121,074
                                                               ===============

                                                       UNITS
                                                 -----------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
   May 2005 S&P MidCap 400 Index Swap,
   Maturing 05/24/05*
   (Notional Market Value
   $21,911,737)                                       33,257   $       (41,863)
                                                               ===============

* Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.


44 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  95.7%

FINANCIALS 20.1%
   BANKS 7.0%
   East-West Bancorp, Inc.                             9,410   $       347,417
   Silicon Valley Bancshares*+                         7,850           345,871
   BancorpSouth, Inc.                                 15,090           311,458
   Pacific Capital Bancorp                            10,290           306,436
   Chittenden Corp.                                   11,550           301,108
   Citizens Banking Corp./MI                          10,000           293,600
   Umpqua Holding Corp.                               12,490           291,641
   FNB Corp.                                          15,150           290,122
   Hancock Holding Co.                                 8,820           286,650
   Cathay General Bancorp                              9,070           285,705
   Central Pacific Financial Corp. Co.                 8,490           285,688
   Greater Bay Bancorp+                               11,464           279,836
   Southwest Bancorp of Texas, Inc.                   15,230           279,471
   First Financial Bancorp                            15,290           279,043
   First Bancorp Puerto Rico+                          6,320           267,020
   PrivateBancorp, Inc.                                8,330           261,645
   TrustCo Bank Corp./NY                              22,410           257,491
   Hanmi Financial Corp.                              14,950           247,423
   Community Bank System, Inc.                        10,170           232,995
   Oriental Financial Group                            9,500           222,490
   Irwin Financial Corp.                               9,380           215,928
   Nara Bancorp, Inc.                                 12,180           171,129
   First Midwest Bancorp, Inc./IL                      4,030           130,894
   Prosperity Bancshares, Inc.                         2,350            62,252
   Signature Bank/New York NY*                         1,560            41,356
                                                               ---------------
TOTAL BANKS                                                          6,294,669
                                                               ---------------
   REAL ESTATE 6.7%
   Jones Lang LaSalle, Inc.*                           7,900           368,535
   Prentiss Properties Trust                          10,040           342,966
   First Industrial Realty Trust, Inc.                 8,860           335,174
   Brandywine Realty Trust                            11,340           322,056
   New Century Financial Corp.                         6,710           314,162
   Corporate Office Properties Trust
     SBI/MD                                           10,670           282,542
   LaSalle Hotel Properties                            9,350           271,617
   American Home Mortgage
     Investment Corp.                                  9,370           268,357
   Parkway Properties, Inc./MD                         5,637           263,248
   Glimcher Realty Trust                              11,010           260,937
   Sovran Self Storage, Inc.                           6,550           259,577
   Impac Mortgage Holdings, Inc.                      13,510           259,122
   Colonial Properties Trust                           6,720           258,115
   CRT Properties, Inc.                               11,760           256,133

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Mid-America Apartment
     Communities, Inc.                                 6,800   $       248,200
   Redwood Trust, Inc.+                                4,790           245,152
   National Health Investors, Inc.                     9,180           238,496
   Cousins Properties, Inc.                            8,990           232,571
   MFA Mortgage Investments, Inc.                     29,220           222,364
   Anthracite Capital, Inc.                           19,560           217,898
   Bedford Property Investors, Inc.                    8,030           175,295
   Capstead Mortgage Corp.+                           19,370           165,614
   Essex Property Trust, Inc.+                         1,260            86,864
   Luminent Mortgage Capital, Inc.                     3,840            42,163
   Newcastle Investment Corp.                          1,420            42,032
   HomeBanc Corp./Atlanta GA                           4,700            41,548
   Anworth Mortgage Asset Corp.                        4,260            40,683
   Strategic Hotel Capital, Inc.                       1,731            25,446
   MortgageIT Holdings, Inc.+                            550             8,773
                                                               ---------------
TOTAL REAL ESTATE                                                    6,095,640
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 2.4%
   MAF Bancorp, Inc.                                   7,230           300,334
   Corus Bankshares, Inc.                              6,000           286,140
   Harbor Florida Bancshares, Inc.                     8,230           280,643
   BankAtlantic Bancorp, Inc. -- Class A              14,790           257,346
   Commercial Capital Bancorp, Inc.+                  11,870           241,554
   Flagstar Bancorp, Inc.+                            11,078           216,575
   NetBank, Inc.                                      24,700           209,456
   Dime Community Bancshares                           8,230           125,096
   Franklin Bank Corp./Houston TX*                     7,150           123,338
   Federal Agricultural Mortgage Corp.                 6,420           112,286
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     2,152,768
                                                               ---------------
   INSURANCE 2.4%
   ProAssurance Corp.*                                 7,900           312,050
   RLI Corp.                                           7,230           299,684
   Delphi Financial Group, Inc. --
     Class A                                           6,390           274,770
   Triad Guaranty, Inc.*                               4,490           236,219
   Universal American Financial Corp.*                13,610           235,453
   Argonaut Group, Inc.*                              10,624           225,441
   Direct General Corp.                                8,320           170,893
   Selective Insurance Group, Inc.                     2,610           120,660
   Infinity Property & Casualty Corp.                  3,170            99,094
   Zenith National Insurance Corp.                     1,270            65,862
   American Equity Investment Life
     Holding Co.                                       4,510            57,683
   UICI                                                1,420            34,435
                                                               ---------------
TOTAL INSURANCE                                                      2,132,244
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CAPITAL MARKETS 0.9%
   National Financial Partners Corp.                   8,480   $       337,504
   MCG Capital Corp.                                  15,730           242,006
   Piper Jaffray Cos., Inc.*                           3,740           136,847
   Affiliated Managers Group*+                         1,010            62,650
   Gabelli Asset Management,  Inc. --
     Class A                                           1,170            52,240
   Ladenburg Thalmann Financial
     Services, Inc.*                                   2,466             1,677
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  832,924
                                                               ---------------
   CONSUMER FINANCE 0.4%
   World Acceptance Corp.*                             5,040           128,621
   Metris Companies, Inc.*                            10,949           126,899
   Collegiate Funding Services LLC*                    4,790            74,628
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 330,148
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.3%
   GATX Corp.+                                         8,150           270,498
   Encore Capital Group, Inc.*                         1,220            17,751
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           288,249
                                                               ---------------
TOTAL FINANCIALS                                                    18,126,642
                                                               ---------------
INFORMATION TECHNOLOGY 16.0%
   SOFTWARE 3.5%
   Kronos, Inc./MA*                                    6,890           352,148
   Parametric Technology Corp.*+                      59,970           335,232
   Transaction Systems Architects,
     Inc. -- Class A*                                 14,360           332,434
   Ansys, Inc.*                                        9,530           326,021
   Progress Software Corp.*                           12,220           320,409
   Micros Systems, Inc.*                               8,320           305,427
   Macrovision Corp.*+                                12,770           291,028
   Epicor Software Corp.*                             19,450           254,795
   Borland Software Corp.*                            25,890           210,227
   Magma Design Automation, Inc.*                     11,710           138,998
   Aspect Communications Corp.*                       11,254           117,154
   Quest Software, Inc.*                               6,801            94,126
   MicroStrategy, Inc. -- Class A*+                    1,000            54,270
   Advent Software, Inc.*                              2,610            47,450
                                                               ---------------
TOTAL SOFTWARE                                                       3,179,719
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 3.0%
   Tessera Technologies, Inc.*+                        8,143           352,022
   Varian Semiconductor Equipment
     Associates, Inc.*+                                8,820           335,248
   ATMI, Inc.*                                        12,560           314,502
   Cymer, Inc.*                                        9,740           260,740
   ON Semiconductor Corp.*+                           59,700           235,815

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MKS Instruments, Inc.*                             14,830   $       235,500
   Micrel, Inc.*+                                     24,950           230,039
   Kulicke & Soffa Industries, Inc.*                  30,450           191,531
   AMIS Holdings, Inc.*                               16,260           183,575
   Axcelis Technologies, Inc.*+                       14,420           105,266
   Sigmatel, Inc.*                                     2,000            74,860
   OmniVision Technologies, Inc.*+                     4,920            74,538
   Brooks Automation, Inc.*+                           3,840            58,291
   Skyworks Solutions, Inc.*+                          6,470            41,085
   Pixelworks, Inc.*                                     190             1,549
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           2,694,561
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.4%
   Coherent, Inc.*                                     9,840           332,199
   Agilsys, Inc.                                      14,440           283,890
   CTS Corp.                                          19,320           251,160
   TTM Technologies, Inc.*                            22,540           235,768
   Littelfuse, Inc.*                                   7,760           222,324
   Paxar Corp.*                                        8,960           191,206
   BEI Technologies, Inc.                              7,900           189,363
   Anixter International, Inc.*+                       4,870           176,051
   Trimble Navigation Ltd.*                            4,100           138,621
   Taser International, Inc.*+                        10,990           131,880
   Aeroflex, Inc.*                                     2,940            27,430
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             2,179,892
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 2.1%
   Digitas, Inc.*+                                    29,450           297,445
   DoubleClick, Inc.*+                                38,230           294,371
   EarthLink, Inc.*                                   30,220           271,980
   Equinix, Inc.*+                                     6,090           257,850
   WebEx Communications, Inc.*+                       11,930           257,569
   Sohu.com, Inc.*                                    12,690           223,090
   Jupitermedia Corp.*                                10,880           168,749
   Travelzoo, Inc.*                                    2,010            99,937
   FindWhat.com*                                       1,310            13,585
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                   1,884,576
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.7%
   F5 Networks, Inc.*+                                 7,400           373,626
   Extreme Networks, Inc.*                            43,310           255,096
   CommScope, Inc.*                                   16,300           243,848
   Sycamore Networks, Inc.*                           53,600           190,816
   Inter-Tel, Inc.                                     7,720           189,140
   Arris Group, Inc.*+                                26,880           185,741
   Black Box Corp.                                     3,360           125,697
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       1,563,964
                                                               ---------------


46 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   IT CONSULTING & SERVICES 1.7%
   BISYS Group, Inc.*+                                23,380   $       366,598
   CACI International, Inc. -- Class A*                5,630           310,945
   Euronet Worldwide, Inc.*                           10,510           300,061
   CSG Systems International, Inc.*                   16,220           264,224
   iPayment Holdings, Inc.*                            5,410           228,302
   Sapient Corp.*+                                     9,720            71,393
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       1,541,523
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.6%
   Intergraph Corp.*                                  10,760           309,996
   Brocade Communications Systems,
     Inc.*+                                           50,410           298,427
   Komag, Inc.*+                                      11,430           255,460
   Electronics for Imaging, Inc.*+                    13,120           234,061
   PalmOne, Inc.*+                                     6,870           174,361
   McData Corp. -- Class A*                           28,480           107,370
   Gateway, Inc.*+                                    21,950            88,458
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        1,468,133
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        14,512,368
                                                               ---------------
INDUSTRIALS 14.6%
   COMMERCIAL SERVICES & SUPPLIES 3.4%
   Teletech Holdings, Inc.*+                          26,480           342,122
   Brady Corp. -- Class A                             10,160           328,676
   Mobile Mini, Inc.*                                  8,020           324,088
   Heidrick & Struggles International,
     Inc.*                                             7,970           293,057
   Imagistics International, Inc.*                     8,060           281,536
   Kelly Services, Inc.                                8,900           256,231
   Bowne & Co., Inc.                                  16,750           251,920
   Resources Connection, Inc.*+                       12,020           251,579
   Sotheby's Holdings, Inc. -- Class A*+              14,200           240,832
   Korn/Ferry International, Inc.*                    11,340           215,800
   Jackson Hewitt Tax Service, Inc.+                   5,040           105,437
   Rollins, Inc.                                       3,785            70,401
   School Specialty, Inc.*                             1,180            46,209
   NCO Group, Inc.*                                    2,230            43,596
   Tetra Tech, Inc.*                                   3,190            40,258
   Waste Connections, Inc.*                              310            10,772
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,102,514
                                                               ---------------
   MACHINERY 3.2%
   Toro Co.+                                           4,580           405,330
   Kennametal, Inc.                                    7,470           354,750
   Terex Corp.*+                                       7,640           330,812
   Watts Industries, Inc. -- Class A.                  8,950           291,859
   Wabtec Corp.                                       13,820           283,172
   EnPro Industries, Inc.*                             8,020           220,550
   Mueller Industries, Inc.                            7,810           219,852

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Barnes Group, Inc.                                  7,980   $       216,817
   Middleby Corp.                                      3,930           194,142
   Gardner Denver, Inc.*                               3,820           150,928
   Tecumseh Products Co. -- Class A                    3,250           128,733
   Wabash National Corp.+                              4,280           104,432
                                                               ---------------
TOTAL MACHINERY                                                      2,901,377
                                                               ---------------
   ROAD & RAIL 1.6%
   Kansas City Southern*+                             17,810           343,021
   Swift Transportation Co., Inc.*+                   14,160           313,502
   Dollar Thrifty Automotive Group,
     Inc.*                                             9,520           312,066
   Amerco, Inc.*                                       4,698           217,517
   Old Dominion Freight Line, Inc.*                    5,710           177,866
   USF Corp.                                           2,260           109,068
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,473,040
                                                               ---------------
   AEROSPACE & DEFENSE 1.5%
   Aviall, Inc.*                                      11,760           329,280
   Moog, Inc. -- Class A*                              7,070           319,564
   DRS Technologies, Inc.*                             7,180           305,150
   Cubic Corp.                                        10,330           195,650
   Curtiss-Wright Corp.                                1,510            86,070
   Orbital Sciences Corp.*                             7,719            74,720
   EDO Corp.                                           2,100            63,105
   Teledyne Technologies, Inc.*                          250             7,825
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            1,381,364
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.4%
   Thomas & Betts Corp.*                              12,060           389,538
   Woodward Governor Co.                               3,860           276,762
   II-Vi, Inc.*                                       12,430           216,779
   GrafTech International Ltd.*+                      23,360           132,919
   Energy Conversion Devices, Inc.*+                   4,910           111,604
   A.O. Smith Corp.                                    2,230            64,380
   General Cable Corp.*                                3,274            39,517
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                           1,231,499
                                                               ---------------
   BUILDING PRODUCTS 0.9%
   Jacuzzi Brands, Inc.*                              32,157           313,852
   York International Corp.+                           7,641           299,375
   Trex Co., Inc.*+                                    5,120           227,379
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                840,606
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.9%
   Washington Group International,
     Inc.*+                                            6,920           311,331
   Shaw Group, Inc.*+                                 14,100           307,380
   EMCOR Group, Inc.*                                  3,150           147,483
   Mastec, Inc.*                                         150             1,231
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       767,425
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AIRLINES 0.6%
   Republic Airways Holdings, Inc.*                   17,540   $       219,250
   Alaska Air Group, Inc.*+                            5,460           160,742
   ExpressJet Holdings, Inc.*+                         7,650            87,287
   Continental Airlines, Inc. --
     Class B*+                                         5,340            64,294
                                                               ---------------
TOTAL AIRLINES                                                         531,573
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.5%
   Watsco, Inc.                                        4,530           190,713
   Applied Industrial Technologies, Inc.               4,415           120,088
   WESCO International, Inc.*                          3,480            97,440
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 408,241
                                                               ---------------
   AIR FREIGHT & COURIERS 0.3%
   Pacer International, Inc.*                          7,460           178,219
   EGL, Inc.*+                                         3,250            74,100
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           252,319
                                                               ---------------
   MARINE 0.2%
   Kirby Corp.*                                        4,535           190,606
                                                               ---------------
TOTAL MARINE                                                           190,606
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.1%
   Tredegar Corp.                                      7,073           119,251
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         119,251
                                                               ---------------
TOTAL INDUSTRIALS                                                   13,199,815
                                                               ---------------
CONSUMER DISCRETIONARY 14.3%
   HOTELS RESTAURANTS & LEISURE 3.2%
   La Quinta Corp.*                                   39,990           339,915
   Ameristar Casinos, Inc.                             5,800           317,144
   Rare Hospitality International, Inc.*               9,840           303,859
   Landry's Restaurants, Inc.                          9,570           276,764
   Sunterra Corp.*                                    17,660           266,313
   Steak n Shake Co.*                                 12,690           245,552
   Six Flags, Inc.*                                   49,770           205,052
   Vail Resorts, Inc.*                                 7,760           195,940
   P.F. Chang's China Bistro, Inc.*                    3,030           181,194
   Isle of Capri Casinos, Inc.*                        4,790           127,127
   Multimedia Games, Inc.*                            16,320           126,643
   Krispy Kreme Doughnuts, Inc.*+                     10,464            79,840
   Bluegreen Corp.*                                    5,340            68,619
   Red Robin Gourmet Burgers, Inc.*                      980            49,892
   Life Time Fitness, Inc.*                            1,760            47,485
   CKE Restaurants, Inc.*+                             2,430            38,516
   Marcus Corp.                                          340             6,970
                                                               ---------------
   TOTAL HOTELS RESTAURANTS & LEISURE                                2,876,825
                                                               ---------------
   SPECIALTY RETAIL 3.1%
   Cato Corp. -- Class A                               9,410           303,472

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Charming Shoppes, Inc.*                            33,440   $       271,867
   Pantry, Inc.*                                       8,480           262,626
   Sonic Automotive, Inc.                             11,380           258,440
   United Auto Group, Inc.                             9,210           256,314
   Group 1 Automotive, Inc.*                           8,750           230,125
   West Marine, Inc.*+                                10,250           217,915
   Movie Gallery, Inc.+                                6,950           199,326
   Select Comfort Corp.*                               6,970           142,467
   Finish Line, Inc. -- Class A                        6,050           140,058
   Bebe Stores, Inc.                                   3,660           124,257
   Cost Plus, Inc.*                                    3,780           101,606
   Sports Authority, Inc.*+                            3,360            92,400
   HOT Topic, Inc.*+                                   3,780            82,593
   Christopher & Banks Corp.+                          3,120            54,912
   Guess ?, Inc.*                                      2,980            40,826
   Payless Shoesource, Inc.*+                          2,480            39,159
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               2,818,363
                                                               ---------------
   MEDIA 2.5%
   RH Donnelley Corp.*+                                5,950           345,635
   Insight Communications Co., Inc.*+                 26,540           314,499
   Entravision Communications Corp. --
     Class A*                                         31,070           275,591
   Cumulus Media, Inc. -- Class A*                    18,740           267,045
   Reader's Digest Association, Inc.                  13,510           233,858
   Mediacom Communications Corp.*                     35,650           233,151
   Lin TV Corp. -- Class A*+                          13,110           221,952
   Emmis Communications Corp. --
     Class A*+                                        11,180           214,880
   Sinclair Broadcast Group, Inc. --
     Class A                                           9,820            78,855
   Primedia, Inc.*                                     8,980            39,063
                                                               ---------------
TOTAL MEDIA                                                          2,224,529
                                                               ---------------
   HOUSEHOLD DURABLES 1.7%
   Yankee Candle Co., Inc.*                           10,800           342,360
   WCI Communities, Inc.*+                            10,420           313,433
   Ethan Allen Interiors, Inc.+                        8,280           264,960
   Brookfield Homes Corp.                              5,920           249,883
   Interface, Inc. -- Class A*                        17,130           116,827
   Champion Enterprises, Inc.*                        12,250           115,150
   Blount International, Inc.*                         3,110            52,808
   Tempur-Pedic International, Inc.*+                  2,770            51,688
   Beazer Homes USA, Inc.+                               880            43,877
   Libbey, Inc.                                            4                84
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,551,070
                                                               ---------------
   TEXTILES & APPAREL 1.1%
   K-Swiss, Inc. -- Class A                            9,850           325,346


48 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Brown Shoe Co., Inc.                                9,030   $       309,458
   Oxford Industries, Inc.                             6,390           233,810
   Warnaco Group, Inc.*                                4,950           118,998
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               987,612
                                                               ---------------
   AUTO COMPONENTS 1.0%
   Goodyear Tire & Rubber Co.*+                       27,600           368,460
   Tenneco Automotive, Inc.*                          16,510           205,715
   Superior Industries International,
     Inc.+                                             6,050           159,780
   Exide Technologies*+                                9,410           121,389
   ArvinMeritor, Inc.                                    920            14,232
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  869,576
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.6%
   SCP Pool Corp.                                     11,090           353,327
   K2, Inc.*                                          17,630           242,413
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     595,740
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.5%
   1-800-FLOWERS.com, Inc.*                           27,290           206,586
   Priceline.com, Inc.*+                               6,330           159,516
   Coldwater Creek, Inc.*                              3,211            59,339
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        425,441
                                                               ---------------
   MULTILINE RETAIL 0.3%
   ShopKo Stores, Inc.*                               13,100           291,082
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 291,082
                                                               ---------------
   AUTOMOBILES 0.3%
   Winnebago Industries, Inc.+                         7,470           236,052
   Thor Industries, Inc.                               1,540            46,061
                                                               ---------------
TOTAL AUTOMOBILES                                                      282,113
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        12,922,351
                                                               ---------------
HEALTH CARE 11.4%
   HEALTH CARE EQUIPMENT & SUPPLIES 3.8%
   Steris Corp.*                                      15,150           382,537
   Intuitive Surgical, Inc.*+                          8,360           380,129
   Haemonetics Corp./MA*                               7,810           329,270
   Conmed Corp.*                                      10,370           312,344
   West Pharmaceutical Services, Inc.                 11,430           273,177
   Kyphon, Inc.*+                                     10,670           268,564
   Analogic Corp.                                      5,965           257,986
   Laserscope*                                         7,760           246,302
   Varian, Inc.*                                       5,350           202,712
   Align Technology, Inc.*                            25,298           157,860
   SonoSite, Inc.*+                                    5,920           153,802
   Mentor Corp.+                                       4,230           135,783
   Biosite, Inc.*+                                     2,080           108,222

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Thoratec Corp.*                                     7,429   $        90,782
   Intermagnetics General Corp.*                       3,190            77,645
   Wilson Greatbatch Technologies,
     Inc.*                                             3,649            66,558
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               3,443,673
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 3.5%
   Cerner Corp.*+                                      6,530           342,890
   Chemed Corp.+                                       4,330           331,158
   Magellan Health Services, Inc.*                     8,770           298,618
   IDX Systems Corp.*                                  8,070           280,271
   NDCHealth Corp.                                    15,080           240,978
   Eclipsys Corp.*                                    14,020           217,030
   eResearch Technology, Inc.*                        17,890           210,744
   Per-Se Technologies, Inc.*                         13,517           207,486
   Apria Healthcare Group, Inc.*                       6,180           198,378
   American Healthways, Inc.*+                         5,490           181,280
   Pediatrix Medical Group, Inc.*                      2,040           139,924
   AMN Healthcare Services, Inc.*                      7,320           116,461
   Hanger Orthopedic Group, Inc.*                     19,470           115,847
   Odyssey HealthCare, Inc.*                           7,151            84,096
   Advisory Board Co.*                                 1,600            69,920
   Genesis HealthCare Corp.*                           1,370            58,759
   HealthExtras, Inc.*                                 2,768            46,087
   WellCare Health Plans, Inc.*+                       1,380            42,035
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               3,181,962
                                                               ---------------
   BIOTECHNOLOGY 2.8%
   Transkaryotic Therapies, Inc.*                     11,260           281,106
   Human Genome Sciences, Inc.*                       29,260           269,777
   Vertex Pharmaceuticals, Inc.*                      26,720           250,099
   Cubist Pharmaceuticals, Inc.*                      23,170           246,065
   Alexion Pharmaceuticals, Inc.*+                    11,180           242,215
   Enzo Biochem, Inc.*                                13,683           197,309
   Exelixis, Inc.*                                    28,940           196,213
   NPS Pharmaceuticals, Inc.*                         15,400           194,348
   Vicuron Pharmaceuticals, Inc.*                     11,610           182,974
   Medarex, Inc.*                                     20,980           149,587
   United Therapeutics Corp.*+                         3,020           137,999
   Abgenix, Inc.*                                     17,940           125,580
   Serologicals Corp.*+                                2,940            71,854
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  2,545,126
                                                               ---------------
   PHARMACEUTICALS 1.3%
   Kos Pharmaceuticals, Inc.*                          6,770           282,174
   Par Pharmaceutical Cos., Inc.*+                     8,230           275,211
   Bone Care International, Inc.*                      9,410           244,095
   Alpharma, Inc. -- Class A                          13,780           169,770


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   First Horizon Pharmaceutical Corp.*                 6,040   $       101,955
   Connetics Corp.*+                                   2,492            63,023
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,136,228
                                                               ---------------
TOTAL HEALTH CARE                                                   10,306,989
                                                               ---------------
ENERGY 6.5%
   OIL & GAS 4.1%
   Vintage Petroleum, Inc.+                           14,070           442,642
   Whiting Petroleum Corp.*                            9,664           394,098
   Frontier Oil Corp.                                 10,630           385,444
   Forest Oil Corp.*+                                  9,440           382,320
   Holly Corp.                                         9,760           363,755
   Stone Energy Corp.*                                 6,710           325,905
   Tesoro Corp.*+                                      8,170           302,453
   Spinnaker Exploration Co.*                          8,150           289,570
   Meridian Resource Corp.*                           42,437           218,975
   Cimarex Energy Co.*+                                3,278           127,842
   Resource America, Inc. -- Class A                   3,270           114,597
   Overseas Shipholding Group, Inc.                    1,480            93,107
   Swift Energy Co.*                                   3,230            91,861
   Giant Industries, Inc.*                             2,940            75,558
   Comstock Resources, Inc.*                           2,520            72,425
   Energy Partners Ltd.*                               2,167            56,277
                                                               ---------------
TOTAL OIL & GAS                                                      3,736,829
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 2.4%
   Maverick Tube Corp.*                               10,250           333,228
   Global Industries, Ltd.*                           33,910           318,754
   Unit Corp.*+                                        6,760           305,349
   Cal Dive International, Inc.*+                      6,560           297,168
   Universal Compression Holdings,
     Inc.*                                             7,560           286,297
   Atwood Oceanics, Inc.*                              3,180           211,597
   Newpark Resources, Inc.*                           24,360           143,481
   Veritas DGC, Inc.*                                  3,315            99,317
   Offshore Logistics, Inc.*                           2,270            75,636
   Lone Star Technologies, Inc.*                       1,590            62,694
   Todco -- Class A*                                   1,030            26,615
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    2,160,136
                                                               ---------------
TOTAL ENERGY                                                         5,896,965
                                                               ---------------
MATERIALS 5.7%
   CHEMICALS 2.6%
   Cytec Industries, Inc.+                             7,520           407,960
   Airgas, Inc.+                                      13,350           318,931
   Georgia Gulf Corp.                                  6,820           313,584
   PolyOne Corp.*                                     32,400           287,712
   MacDermid, Inc.+                                    8,440           274,300
   Arch Chemicals, Inc.                                9,070           258,223
   FMC Corp.*                                          4,200           224,490
   W.R. Grace & Co.*+                                 16,949           144,405

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Minerals Technologies, Inc.                           900   $        59,202
   Westlake Chemical Corp.                             1,490            48,202
                                                               ---------------
TOTAL CHEMICALS                                                      2,337,009
                                                               ---------------
   METALS & MINING 1.7%
   Allegheny Technologies, Inc.                       16,930           408,182
   Cleveland-Cliffs, Inc.+                             4,786           348,756
   Stillwater Mining Co.*                             23,400           230,490
   Oregon Steel Mills, Inc.*                           8,940           205,620
   AK Steel Holding Corp.*                            14,140           156,388
   Wheeling-Pittsburgh Corp.*                          3,490           108,365
   Hecla Mining Co.*+                                 10,100            55,348
                                                               ---------------
TOTAL METALS & MINING                                                1,513,149
                                                               ---------------
   CONTAINERS & PACKAGING 0.8%
   AptarGroup, Inc.                                    7,200           374,256
   Silgan Holdings, Inc.                               4,580           297,608
   Crown Holdings, Inc.*                               3,450            53,682
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           725,546
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.4%
   Potlatch Corp.                                      6,810           320,547
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          320,547
                                                               ---------------
   CONSTRUCTION MATERIALS 0.2%
   Texas Industries, Inc.                              4,220           226,825
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           226,825
                                                               ---------------
TOTAL MATERIALS                                                      5,123,076
                                                               ---------------
UTILITIES 3.4%
   ELECTRIC UTILITIES 1.4%
   Sierra Pacific Resources*+                         31,000           333,250
   Cleco Corp.                                        15,000           319,500
   IDACORP, Inc.+                                     10,726           304,297
   UIL Holding Corp.                                   1,890            95,728
   Otter Tail Power Co.                                3,820            95,653
   PNM Resources, Inc.+                                3,060            81,641
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             1,230,069
                                                               ---------------
   GAS UTILITIES 1.3%
   Southern Union Co.*+                               14,750           370,372
   Atmos Energy Corp.                                 13,520           365,040
   Laclede Group, Inc.                                 8,990           262,508
   South Jersey Industries, Inc.                       3,994           225,262
                                                               ---------------
TOTAL GAS UTILITIES                                                  1,223,182
                                                               ---------------
   MULTI-UTILITIES 0.5%
   CMS Energy Corp.*+                                 35,780           466,571
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  466,571
                                                               ---------------
   WATER UTILITIES 0.2%
   American States Water Co.                           6,550           165,715
                                                               ---------------
TOTAL WATER UTILITIES                                                  165,715
                                                               ---------------
TOTAL UTILITIES                                                      3,085,537
                                                               ---------------


50 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER STAPLES 2.6%
   FOOD PRODUCTS 1.0%
   Chiquita Brands International, Inc.+               13,530   $       362,333
   Sanderson Farms, Inc.                               6,080           262,717
   Ralcorp Holdings, Inc.+                             2,470           116,954
   Lance, Inc.                                         4,280            68,780
   American Italian Pasta Co. --
     Class A+                                          1,270            34,798
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    845,582
                                                               ---------------
   FOOD & DRUG RETAILING 0.9%
   Longs Drug Stores Corp.+                           10,620           363,416
   Central European Distribution
     Corp.*                                            8,680           288,957
   Smart & Final, Inc.*                               13,350           162,336
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            814,709
                                                               ---------------
   PERSONAL PRODUCTS 0.3%
   Nu Skin Enterprises, Inc.+                         13,070           294,206
   Playtex Products, Inc.*                               550             4,950
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                299,156
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.2%
   Central Garden and Pet Co.*                         4,700           206,142
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               206,142
                                                               ---------------
   TOBACCO 0.2%
   Vector Group Ltd.                                  10,260           157,799
                                                               ---------------
TOTAL TOBACCO                                                          157,799
                                                               ---------------
TOTAL CONSUMER STAPLES                                               2,323,388
                                                               ---------------
TELECOMMUNICATION SERVICES 1.1%

   DIVERSIFIED TELECOMMUNICATION
     SERVICES 0.6%
   Premiere Global Services, Inc.*+                   26,230           296,923
   Time Warner Telecom, Inc. --
     Class A*                                         29,245           116,103
   Golden Telecom, Inc.+                               4,230           108,288
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                          521,314
                                                               ---------------
   WIRELESS TELECOMMUNICATION
     SERVICES 0.5%
   USA Mobility, Inc.*                                 8,370           271,188
   Dobson Communications Corp. --
     Class A*+                                        48,840            98,657
   Ubiquitel, Inc.*                                   11,010            73,767
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              443,612
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       964,926
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $77,049,731)                                               86,462,057
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  15.9%
Repurchase Agreement (Note 6)
   2.63% due 04/01/05                            $ 4,311,456   $     4,311,456
   2.60% due 04/01/05                              3,233,592         3,233,592
   2.57% due 04/01/05                              3,233,592         3,233,592
   2.55% due 04/01/05                              3,613,408         3,613,408
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,392,048)                                               14,392,048
                                                               ---------------

SECURITIES LENDING COLLATERAL  14.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             12,796,731        12,796,731
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $12,796,731)                                               12,796,731
                                                               ---------------
TOTAL INVESTMENTS 125.8%
   (Cost $104,238,510)                                         $   113,650,836
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (25.8)%                                      $   (23,311,699)
                                                               ===============
NET ASSETS - 100.0%                                            $    90,339,137

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $26,050,560)                                424   $       (58,814)
                                                               ---------------

                                                       UNITS
                                                 -----------

EQUITY INDEX SWAP AGREEMENT
May 2005 Russell 2000 Index Swap,
   Maturing 05/24/05**
   (Notional Market Value
   $23,063,082)                                       37,497   $      (277,861)
                                                               ---------------

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      9.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  94.8%
Repurchase Agreement (Note 6)
   2.63% due 04/01/05                            $14,533,932   $     14,533,932
   2.60% due 04/01/05                             10,900,448         10,900,448
   2.57% due 04/01/05                             10,900,448         10,900,448
   2.55% due 04/01/05                             12,180,810         12,180,810
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $48,515,638)                                               48,515,638
                                                               ---------------
TOTAL INVESTMENTS 94.8%
   (Cost $48,515,638)                                          $    48,515,638
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 5.2%                                       $     2,670,499
                                                               ===============
NET ASSETS - 100.0%                                            $    51,186,137

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2005 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $10,383,360)                                169   $       240,835
                                                               ---------------

                                                       UNITS
                                                 -----------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
May 2005 Russell 2000 Index Swap,
   Maturing 05/24/05*
   (Notional Market Value
   $41,178,680)                                       66,950   $       443,792
                                                               ---------------

*     PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.


52 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS  94.4%
U.S. Treasury Bond
   5.38% due 02/15/31                            $79,531,000   $    86,813,057
                                                               ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $79,481,057)                                               86,813,057
                                                               ---------------

REPURCHASE AGREEMENTS  4.1%
Repurchase Agreement (Note 6)
   2.63% due 04/01/05                              1,127,737         1,127,737
   2.60% due 04/01/05                                845,803           845,803
   2.57% due 04/01/05                                845,803           845,803
   2.55% due 04/01/05                                945,150           945,150
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,764,493)                                                 3,764,493
                                                               ---------------
TOTAL INVESTMENTS 98.5%
   (Cost $83,245,550)                                          $    90,577,550
                                                               ===============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.5%                                          $     1,405,545
                                                               ===============
NET ASSETS - 100.0%                                            $    91,983,095

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2005 U.S. Treasury Bond
   Futures Contracts
   (Aggregate Market Value of
   Contracts $33,867,500)                                304   $       (61,627)
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   JUNO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES  76.9%
Farmer Mac*
   2.57% due 04/27/05                         $  100,000,000   $    99,814,389
   2.71% due 05/20/05                             50,000,000        49,815,569
   2.84% due 05/31/05                             50,000,000        49,763,333
   2.71% due 04/26/05                             25,000,000        24,952,951
Federal Home Loan Bank*
   2.50% due 04/06/05                             50,000,000        49,982,639
   2.50% due 04/08/05                             50,000,000        49,975,694
   2.51% due 04/08/05                             50,000,000        49,975,646
   2.51% due 04/13/05                             50,000,000        49,958,167
   2.55% due 04/20/05                             50,000,000        49,932,708
   2.55% due 04/22/05                             50,000,000        49,925,625
   2.58% due 04/22/05                             50,000,000        49,924,750
   2.59% due 04/29/05                             50,000,000        49,899,278
   2.72% due 05/06/05                             50,000,000        49,867,778
   2.60% due 05/17/05                             50,000,000        49,833,889
   2.73% due 05/18/05                             50,000,000        49,821,792
   2.71% due 05/19/05                             50,000,000        49,819,333
   2.78% due 05/25/05                             50,000,000        49,791,500
   2.79% due 05/26/05                             50,000,000        49,786,875
   2.78% due 05/27/05                             50,000,000        49,783,778
   2.79% due 06/07/05                             50,000,000        49,740,375
   2.80% due 06/08/05                             50,000,000        49,735,555
   2.95% due 07/01/05                             50,000,000        49,627,153
   2.50% due 04/14/05                             25,000,000        24,977,431
   2.48% due 04/15/05                             25,000,000        24,975,889
   2.53% due 04/20/05                             25,000,000        24,966,618
   2.70% due 04/15/05                             16,000,000        15,983,200
Freddie Mac*
   2.91% due 06/14/05                            100,000,000        99,401,833
   2.54% due 04/20/05                             75,000,000        74,899,458
   2.42% due 04/05/05                             50,000,000        49,986,556
   2.56% due 04/12/05                             50,000,000        49,960,889
   2.55% due 04/22/05                             50,000,000        49,925,625
   2.58% due 04/25/05                             50,000,000        49,914,000
   2.59% due 04/25/05                             50,000,000        49,913,667
   2.58% due 04/28/05                             50,000,000        49,903,250
   2.70% due 05/04/05                             50,000,000        49,876,250
   2.64% due 05/10/05                             50,000,000        49,857,000
   2.68% due 05/11/05                             50,000,000        49,851,111
   2.63% due 05/17/05                             50,000,000        49,831,972
   2.64% due 05/17/05                             50,000,000        49,831,333
   2.72% due 05/24/05                             50,000,000        49,799,778
   2.75% due 05/24/05                             50,000,000        49,797,569
   2.75% due 05/31/05                             50,000,000        49,771,250
   2.63% due 05/03/05                             25,000,000        24,941,555
   2.75% due 05/17/05                             25,000,000        24,912,153
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,135,007,164)                                         2,135,007,164
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                    CONTACTS          (NOTE 1)
------------------------------------------------------------------------------

OPTIONS PURCHASED  0.0%
Call Options on:
   June 2005 U.S. Treasury Bond
     Index Futures Contracts
     Expiring June 2005 with
     strike price of 1280                              7,172   $       112,062
   June 2005 U.S. Treasury Bond
     Index Futures Contracts
     Expiring June 2005 with
     strike price of 1190                                108             1,688
   June 2005 U.S. Treasury Bond
     Index Futures Contracts
     Expiring June 2005 with
     strike price of 1210                                 75             1,172
                                                               ---------------
TOTAL OPTIONS PURCHASED
   (Cost $149,861)                                                     114,922
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                                 -----------
REPURCHASE AGREEMENTS  107.0%
Joint Repurchase Agreement (Note 6)
   2.63% due 04/01/05                         $  216,355,302       216,355,302
   2.60% due 04/01/05                            162,266,478       162,266,478
   2.57% due 04/01/05                            162,266,478       162,266,478
   2.55% due 04/01/05                            181,326,217       181,326,217
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 1.65%
     due 04/01/05
     (Secured by U.S. Treasury Bonds,
     at a rate of 5.38% and maturing
     02/15/31 as collateral, with a
     Market Value of $1,420,193,699)
     and a Maturity Value of
     $1,392,373,814                            1,392,310,000     1,392,310,000
Individual Repurchase Agreement
   Citigroup Global Market at 1.60%
     due 04/01/05
     (Secured by U.S. Treasury Bonds,
     at a rate of 5.38% and maturing
     02/15/31 as collateral, with
     a Market Value of $873,000,000)
     and a Maturity Value
     of $855,920,392                             855,882,353       855,882,353
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,970,406,828)                                         2,970,406,828
                                                               ---------------
TOTAL INVESTMENTS 183.9%
   (Cost $5,105,563,853)                                       $ 5,105,528,914
                                                               ===============


54 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   JUNO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS SOLD SHORT (81.1%)
U.S. Treasury Bond
   at 5.38%
   due 02/15/31                               $2,061,330,000   $(2,250,070,528)
                                                               ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   SOLD SHORT
   (Cost $2,259,301,732)                                       $(2,250,070,528)
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (2.8)%                                       $   (79,866,101)
                                                               ===============
NET ASSETS - 100.0%                                            $ 2,775,592,285

==============================================================================
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
June 2005 U.S. Treasury Bond
   Futures Contracts
   (Aggregate Market Value of
   Contracts $785,414,063)                             7,050   $     9,719,920
                                                               ===============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  106.4%
Repurchase Agreement (Note 6)
   2.63% due 04/01/05                            $16,478,906   $    16,478,906
   2.60% due 04/01/05                             12,359,180        12,359,180
   2.57% due 04/01/05                             12,359,180        12,359,180
   2.55% due 04/01/05+                            32,060,310        32,060,310
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $73,257,576)                                               73,257,576
                                                               ---------------
TOTAL INVESTMENTS 106.4%
   (Cost $73,257,576)                                          $    73,257,576
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (6.4)%                                       $    (4,403,786)
                                                               ===============
NET ASSETS - 100.0%                                            $    68,853,790

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                       UNITS          (NOTE 1)
------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENT
June 2005 Dow Jones Europe STOXX 50
   Index Swap, Maturing  06/14/05*
   (Notional Market Value
   $86,056,369)                                       23,150   $    (3,486,146)
                                                               ---------------

* PRICE RETURN BASED ON DOW JONES EUROPE STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2005.


56 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  106.9%
Repurchase Agreement (Note 6)
  2.63% due 04/01/05                             $ 9,026,139   $     9,026,139
  2.60% due 04/01/05                               6,769,604         6,769,604
  2.57% due 04/01/05                               6,769,604         6,769,604
  2.55% due 04/01/05+                             18,738,631        18,738,631
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $41,303,978)                                               41,303,978
                                                               ---------------
TOTAL INVESTMENTS 106.9%
   (Cost $41,303,978)                                          $    41,303,978
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (6.9)%                                       $    (2,670,812)
                                                               ===============
NET ASSETS - 100.0%                                            $    38,633,166

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
June 2005  Nikkei 225
   Index Futures Contracts
   (Aggregate Market Value of
   Contracts $696,000)                                    12   $           (72)
June 2005 Yen Currency
   Exchange Futures Contracts
   (Aggregate Market Value of
   Contracts $2,580,325)                                  22           (78,072)
                                                               ---------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $3,276,325)                                       $       (78,144)
                                                               ===============

                                                       UNITS
                                                 -----------
EQUITY INDEX SWAP AGREEMENT
June 2005 Topix 100 Index
   Swap, Maturing 06/14/05*
   (Notional Market Value
   $47,664,126)                                    6,252,388  $     (2,261,655)
                                                               ===============

*     PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT MARCH 31, 2005.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  99.7%
INDUSTRIALS 20.1%
   COMMERCIAL SERVICES & SUPPLIES 5.1%
   Waste Connections, Inc.*                           16,709   $       580,638
   United Stationers, Inc.*                           11,562           523,180
   School Specialty, Inc.*                             7,968           312,027
   G & K Services, Inc. -- Class A                     7,373           297,058
   Consolidated Graphics, Inc.*                        4,731           248,851
   Tetra Tech, Inc.*+                                 19,600           247,352
   Central Parking Corp.                              12,801           219,921
   NCO Group, Inc.*                                   11,184           218,647
   Viad Corp.                                          7,685           206,726
   Mobile Mini, Inc.*                                  5,088           205,606
   Imagistics International, Inc.*                     5,700           199,101
   Bowne & Co., Inc.                                  12,519           188,286
   Spherion Corp.*                                    21,293           159,485
   CDI Corp.                                           6,946           153,715
   Volt Information Sciences, Inc.*                    5,290           127,753
   Standard Register Co.                               9,928           123,604
   Insurance Auto Auctions, Inc.*                      4,036           112,403
   SOURCECORP, Inc.*                                   5,466           110,085
   PRG-Schultz International, Inc.*                   21,657           108,502
   Angelica Corp.                                      3,231            90,468
   On Assignment, Inc.*                                8,781            44,783
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 4,478,191
                                                               ---------------
   MACHINERY 4.6%
   Timken Co.                                         31,512           861,538
   Briggs & Stratton Corp.+                           18,000           655,380
   Watts Industries, Inc. -- Class A.                 11,291           368,199
   Mueller Industries, Inc.                           12,686           357,111
   Albany International Corp. --
     Class A                                          11,113           343,169
   Gardner Denver, Inc.*                               6,927           273,686
   Thomas Industries, Inc.                             6,118           242,518
   Stewart & Stevenson Services, Inc.                 10,010           229,129
   Barnes Group, Inc.                                  8,171           222,006
   Valmont Industries, Inc.                            8,396           187,399
   Astec Industries, Inc.*                             6,954           153,336
   Robbins & Myers, Inc.                               5,035           110,820
   Lydall, Inc.*                                       5,614            62,315
   Wolverine Tube, Inc.*                               5,200            46,540
                                                               ---------------
TOTAL MACHINERY                                                      4,113,146
                                                               ---------------
   AEROSPACE & DEFENSE 2.4%
   Curtiss-Wright Corp.                                7,478           426,246
   Moog, Inc. -- Class A*                              8,934           403,817

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   DRS Technologies, Inc.*                             9,467   $       402,348
   Esterline Technologies Corp.*                       8,539           295,022
   Triumph Group, Inc.*                                5,512           214,637
   Cubic Corp.                                         9,380           177,657
   AAR Corp.*                                         11,306           153,762
   Kaman Corp. -- Class A                              8,038           100,073
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            2,173,562
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 1.5%
   Hughes Supply, Inc.                                23,080           686,630
   Watsco, Inc.                                        9,283           390,814
   Applied Industrial Technologies, Inc.              10,305           280,296
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                               1,357,740
                                                               ---------------
   CONSTRUCTION & ENGINEERING 1.5%
   Shaw Group, Inc.*+                                 22,413           488,604
   URS Corp.*                                         15,184           436,540
   EMCOR Group, Inc.*                                  5,266           246,554
   Insituform Technologies, Inc. --
     Class A*                                          9,375           136,031
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                     1,307,729
                                                               ---------------
   ROAD & RAIL 1.4%
   USF Corp.                                           9,798           472,851
   Kansas City Southern*+                             21,892           421,640
   Arkansas Best Corp.+                                8,794           332,237
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,226,728
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.3%
   A.O. Smith Corp.                                   10,291           297,101
   Regal-Beloit Corp.+                                10,118           291,297
   Woodward Governor Co.                               4,029           288,879
   Vicor Corp.                                        14,700           153,468
   C&D Technologies, Inc.                              8,867            89,114
   MagneTek, Inc.*                                     9,957            53,071
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                           1,172,930
                                                               ---------------
   BUILDING PRODUCTS 1.2%
   Lennox International, Inc.                         21,056           461,547
   Universal Forest Products, Inc.                     6,243           242,541
   Griffon Corp.*+                                    10,200           218,382
   Apogee Enterprises, Inc.                            9,525           136,017
                                                               ---------------
TOTAL BUILDING PRODUCTS                                              1,058,487
                                                               ---------------
   AIRLINES 0.7%
   SkyWest, Inc.                                      20,018           372,135
   Frontier Airlines, Inc.*                           12,469           130,675
   Mesa Air Group, Inc.*                              11,030            77,210
                                                               ---------------
TOTAL AIRLINES                                                         580,020
                                                               ---------------


58 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   INDUSTRIAL CONGLOMERATES 0.4%
   Tredegar Corp.                                     13,504   $       227,678
   Standex International Corp.                         4,358           118,973
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         346,651
                                                               ---------------
TOTAL INDUSTRIALS                                                   17,815,184
                                                               ---------------
FINANCIALS 19.5%
   BANKS 5.5%
   South Financial Group, Inc.                        24,795           757,239
   Whitney Holding Corp.                              14,701           654,341
   Chittenden Corp.                                   16,175           421,682
   Susquehanna Bancshares, Inc.                       16,243           396,004
   Provident Bankshares Corp.                         11,562           381,084
   Umpqua Holding Corp.                               15,634           365,054
   ABM Industries, Inc.                               16,964           326,218
   First Republic Bank                                 8,568           277,346
   Community Bank System, Inc.                        10,670           244,450
   Irwin Financial Corp.                               9,910           228,128
   Boston Private Financial Holdings,
     Inc.                                              9,600           228,000
   Sterling Bancshares, Inc./TX                       15,651           222,244
   Riggs National Corp.                               11,076           211,441
   Gold Banc Corp., Inc.                              14,000           196,420
                                                               ---------------
 TOTAL BANKS                                                         4,909,651
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 4.6%
   Downey Financial Corp.                              9,748           599,794
   Fremont General Corp.+                             26,950           592,631
   MAF Bancorp, Inc.                                  11,727           487,140
   Flagstar Bancorp, Inc.+                            21,466           419,660
   Commercial Federal Corp.                           13,699           378,777
   Brookline Bancorp, Inc.                            20,646           307,625
   FirstFed Financial Corp.*                           5,733           292,440
   Sterling Financial Corp./WA*                        7,925           282,923
   Bankunited Financial Corp. --
     Class A*                                         10,484           281,600
   Anchor BanCorp Wisconsin, Inc.                      8,023           225,527
   Dime Community Bancshares                          13,000           197,600
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     4,065,717
                                                               ---------------
   REAL ESTATE 4.3%
   Shurgard Storage Centers, Inc. --
     Class A                                          16,274           666,909
   Capital Automotive REIT+                           14,984           496,270
   Lexington Corporate
     Properties Trust+                                16,941           371,686
   Entertainment Properties Trust                      8,871           367,526
   Colonial Properties Trust                           9,540           366,431
   Gables Residential Trust                           10,178           338,927
   Commercial Net Lease Realty                        18,121           334,332

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CRT Properties, Inc.                               10,900   $       237,402
   Sovran Self Storage, Inc.                           5,519           218,718
   Parkway Properties, Inc./MD                         4,595           214,586
   Glenborough Realty Trust, Inc.                     11,173           213,628
                                                               ---------------
TOTAL REAL ESTATE                                                    3,826,415
                                                               ---------------
   INSURANCE 3.9%
   Delphi Financial Group, Inc. --
     Class A                                          11,049           475,107
   Selective Insurance Group, Inc.                     9,678           447,414
   ProAssurance Corp.*                                10,225           403,887
   UICI                                               15,982           387,564
   RLI Corp.                                           8,771           363,558
   Zenith National Insurance Corp.                     6,772           351,196
   LandAmerica Financial Group, Inc.                   6,233           311,837
   Stewart Information Services Corp.+                 6,295           236,188
   Infinity Property & Casualty Corp.                  7,200           225,072
   Presidential Life Corp.                            10,224           166,447
   SCPIE Holdings Inc.*                                3,560            39,267
                                                               ---------------
TOTAL INSURANCE                                                      3,407,537
                                                               ---------------
   CAPITAL MARKETS 0.7%
   Investment Technology Group, Inc.*                 14,645           256,288
   Piper Jaffray Cos., Inc.*                           6,966           254,886
   SWS Group, Inc.                                     6,075            97,382
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  608,556
                                                               ---------------
   CONSUMER FINANCE 0.3%
   Cash America International, Inc.                   10,029           219,936
   Rewards Network, Inc.*                              8,700            36,192
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 256,128
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.2%
   Financial Federal Corp.                             6,029           213,246
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           213,246
                                                               ---------------
TOTAL FINANCIALS                                                    17,287,250
                                                               ---------------
CONSUMER DISCRETIONARY 15.0%
   SPECIALTY RETAIL 5.4%
   Zale Corp.*                                        18,140           539,121
   Men's Wearhouse, Inc.*+                            12,545           529,524
   Burlington Coat Factory Warehouse
     Corp.                                            15,634           448,696
   GameStop Corp. -- Class B*                         17,700           394,710
   Linens `N Things, Inc.*+                           15,728           390,526
   PEP Boys-Manny Moe & Jack                          19,951           350,739
   Sonic Automotive, Inc.                             14,405           327,138
   Movie Gallery, Inc.+                               10,293           295,203
   Stage Stores, Inc.*                                 6,250           239,937
   Jo-Ann Stores, Inc.*                                7,850           220,506
   TBC Corp.*                                          7,725           215,218
   Group 1 Automotive, Inc.*                           8,099           213,004


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Dress Barn, Inc.*                                  10,384   $       189,196
   Gymboree Corp.*                                    10,775           135,119
   Haverty Furniture Cos., Inc.                        7,935           121,009
   Goody's Family Clothing, Inc.                      11,417           103,096
   Hancock Fabrics, Inc./DE                            6,652            49,491
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               4,762,233
                                                               ---------------
   HOUSEHOLD DURABLES 3.2%
   M.D.C. Holdings, Inc.                              14,661         1,021,139
   Standard-Pacific Corp.+                            11,654           841,302
   La-Z-Boy, Inc.                                     18,199           253,512
   Russ Berrie & Co., Inc.                             7,341           140,580
   Skyline Corp.                                       3,011           115,893
   Libbey, Inc.                                        4,775           100,275
   National Presto Industries, Inc.                    2,418            97,446
   Department 56, Inc.*                                4,766            83,214
   Bassett Furniture Industries, Inc.                  4,083            80,435
   Applica, Inc.*                                      8,383            42,418
   Enesco Group, Inc.*                                 4,978            33,104
   Fedders Corp.                                      10,580            29,412
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             2,838,730
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 2.7%
   Jack in the Box, Inc.*                             12,869           477,440
   Aztar Corp.*+                                      12,134           346,547
   Landry's Restaurants, Inc.                          9,220           266,642
   Pinnacle Entertainment, Inc.*                      13,927           232,581
   Marcus Corp.                                       10,520           215,660
   Ryan's Restaurant Group, Inc.*                     14,586           211,935
   Lone Star Steakhouse & Saloon, Inc.                 7,155           206,815
   Steak n Shake Co.*                                  9,670           187,115
   O'Charleys, Inc.*                                   7,495           162,941
   Multimedia Games, Inc.*                             9,800            76,048
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   2,383,724
                                                               ---------------
   TEXTILES & APPAREL 1.1%
   Kellwood Co.+                                       9,685           278,831
   Brown Shoe Co., Inc.                                6,358           217,889
   Russell Corp.                                      11,413           206,347
   Stride Rite Corp.                                  12,885           171,370
   Ashworth, Inc.*                                     4,705            53,590
   Haggar Corp.                                        2,519            50,859
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               978,886
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.7%
   K2, Inc.*                                          16,287           223,946
   Jakks Pacific, Inc.*                                9,199           197,503
   Action Performance Cos., Inc.                       6,425            85,003
   Sturm Ruger & Co., Inc.                             9,400            65,142
   Meade Instruments Corp.*                            7,022            20,434
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     592,028
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MULTILINE RETAIL 0.5%
   Fred's, Inc.                                       13,700   $       235,229
   ShopKo Stores, Inc.*                               10,330           229,533
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 464,762
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.4%
   Insight Enterprises, Inc.*                         17,056           299,503
   J. Jill Group, Inc.*                                7,050            97,008
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        396,511
                                                               ---------------
   AUTO COMPONENTS 0.3%
   Superior Industries International,
     Inc.+                                             8,600           227,126
   Standard Motor Products, Inc.                       6,979            81,654
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  308,780
                                                               ---------------
   DISTRIBUTORS 0.3%
   Building Material Holding Corp.                     4,799           213,459
   Advanced Marketing Services, Inc.*                  6,687            40,122
                                                               ---------------
TOTAL DISTRIBUTORS                                                     253,581
                                                               ---------------
   AUTOMOBILES 0.3%
   Monaco Coach Corp.                                 10,300           166,345
   Coachmen Industries, Inc.                           5,476            74,474
                                                               ---------------
TOTAL AUTOMOBILES                                                      240,819
                                                               ---------------
   MEDIA 0.1%
   4Kids Entertainment, Inc.*                          4,680           103,475
                                                               ---------------
   TOTAL MEDIA                                                         103,475
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        13,323,529
                                                               ---------------
INFORMATION TECHNOLOGY 13.5%
   SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 4.4%
   Varian Semiconductor Equipment
     Associates, Inc.*+                               12,750           484,627
   Cymer, Inc.*+                                      12,900           345,333
   Skyworks Solutions, Inc.*                          54,296           344,780
   FEI Co.*                                           11,650           269,697
   Axcelis Technologies, Inc.*+                       34,900           254,770
   DSP Group, Inc.*                                    9,800           252,448
   Brooks Automation, Inc.*+                          15,600           236,808
   Photronics, Inc.*                                  11,365           205,706
   Exar Corp.*                                        14,566           195,184
   Dupont Photomasks, Inc.*                            6,449           171,995
   Veeco Instruments, Inc.*                           10,400           156,520
   Actel Corp.*                                        8,879           136,559
   Ultratech, Inc.*                                    8,345           121,837
   Cohu, Inc.                                          7,543           120,311
   Standard Microsystems Corp.*                        6,457           112,094
   Advanced Energy Industries, Inc.*                  11,400           110,238
   Rudolph Technologies, Inc.*+                        5,885            88,628
   Pericom Semiconductor Corp.*                        9,240            79,187


60 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Kopin Corp.*                                       24,440   $        75,031
   ESS Technologies, Inc.*                            13,840            72,937
   Alliance Semiconductor Corp.*                      12,373            30,809
                                                               ---------------
TOTAL SEMICONDUCTOR &
SEMICONDUCTOR EQUIPMENT                                              3,865,499
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.2%
   Anixter International, Inc.*+                      12,963           468,613
   Benchmark Electronics, Inc.*                       14,436           459,498
   Coherent, Inc.*                                    10,603           357,957
   Paxar Corp.*                                       13,852           295,602
   Aeroflex, Inc.*                                    26,005           242,627
   Checkpoint Systems, Inc.*                          13,115           221,381
   Itron, Inc.*                                        7,400           219,336
   Technitrol, Inc.*                                  14,168           211,387
   Agilsys, Inc.                                      10,046           197,504
   Electro Scientific Industries, Inc.*                9,878           191,534
   CTS Corp.                                          12,536           162,968
   Methode Electronics, Inc. -- Class A               12,533           151,775
   Park Electrochemical Corp.                          6,940           140,604
   Photon Dynamics, Inc.*                              5,900           112,454
   Radisys Corp.*+                                     6,709            95,000
   Bell Microproducts, Inc.*                           9,867            73,805
   Gerber Scientific, Inc.*                            7,730            56,274
   Planar Systems, Inc.*                               5,063            45,668
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT &
INSTRUMENTS                                                          3,703,987
                                                               ---------------
   SOFTWARE 1.7%
   THQ, Inc.*                                         13,575           382,001
   Nash Finch Co.                                      4,376           166,244
   JDA Software Group, Inc.*                          10,203           143,250
   Verity, Inc.*                                      13,008           122,926
   MRO Software, Inc.*                                 8,700           122,061
   SPSS, Inc.*                                         6,100           106,079
   Radiant Systems, Inc.*                              9,290            91,042
   MapInfo Corp.*                                      7,100            85,484
   Phoenix Technologies, Ltd.*                         8,589            81,767
   EPIQ Systems, Inc.*                                 6,240            80,995
   Concord Communications, Inc.*                       6,400            64,768
   NYFIX, Inc.*                                       11,345            61,036
   Captaris, Inc.*                                    10,612            42,979
                                                               ---------------
TOTAL SOFTWARE                                                       1,550,632
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.4%
   Belden CDT, Inc.+                                  16,371           363,600
   Black Box Corp.                                     6,021           225,246
   Symmetricom, Inc.*                                 15,798           175,200
   Bel Fuse, Inc. -- Class B                           3,851           116,685
   Audiovox Corp. -- Class A*                          8,015           102,111

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   C-COR, Inc.*                                       16,625   $       101,080
   PC-Tel, Inc.*                                       7,289            53,647
   Brooktrout, Inc.*                                   4,480            50,400
   Network Equipment Technologies,
     Inc.*                                             8,562            48,204
   Tollgrade Communications, Inc.*                     4,634            31,974
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       1,268,147
                                                               ---------------
   COMPUTERS & PERIPHERALS 0.8%
   Hutchinson Technology, Inc.*                        9,146           318,098
   Adaptec, Inc.*+                                    38,841           186,049
   Pinnacle Systems, Inc.*                            24,192           135,233
   SBS Technologies, Inc.*                             5,400            60,210
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          699,590
                                                               ---------------
   IT CONSULTING & SERVICES 0.6%
   MAXIMUS, Inc.                                       7,545           252,682
   Ciber, Inc.*                                       21,751           158,130
   Pegasus Solutions, Inc.*                            7,550            89,241
   Intrado, Inc.*                                      6,050            74,415
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         574,468
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.4%
   Digital Insight Corp.*                             12,506           205,098
   FindWhat.com*                                      10,600           109,922
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                     315,020
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        11,977,343
                                                               ---------------
MATERIALS 8.1%
   METALS & MINING 3.7%
   Commercial Metals Co.                              20,530           695,762
   Carpenter Technology Corp.                          8,463           502,787
   Quanex Corp.+                                       8,604           458,765
   Reliance Steel & Aluminum Co.                      11,370           454,914
   Century Aluminum Co.*+                             11,200           338,912
   Aleris International, Inc.*                        10,124           252,594
   RTI International Metals, Inc.*                     7,535           176,319
   Brush Engineered Materials, Inc.*                   6,738           128,224
   Ryerson Tull, Inc.                                  8,775           111,179
   Steel Technologies, Inc.                            4,463           107,067
   A.M. Castle & Co.*                                  5,501            69,313
                                                               ---------------
TOTAL METALS & MINING                                                3,295,836
                                                               ---------------
   CHEMICALS 2.1%
   OM Group, Inc.*                                     9,926           301,949
   H.B. Fuller Co.                                     9,957           288,753
   PolyOne Corp.*                                     31,952           283,734
   Arch Chemicals, Inc.                                8,201           233,482
   Cambrex Corp.                                       9,153           194,959
   A. Schulman, Inc.                                  10,697           186,342
   Wellman, Inc.                                      11,167           161,475


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Quaker Chemical Corp.                               3,414   $        70,123
   Material Sciences Corp.*                            4,991            67,129
   Penford Corp.                                       3,137            50,976
                                                               ---------------
TOTAL CHEMICALS                                                      1,838,922
                                                               ---------------
   CONTAINERS & PACKAGING 1.4%
   AptarGroup, Inc.                                   12,514           650,478
   Myers Industries, Inc.                             12,034           169,800
   Rock-Tenn Co. -- Class A                           12,467           165,811
   Chesapeake Corp.                                    6,875           144,512
   Caraustar Industries, Inc.*                         9,952           128,381
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                         1,258,982
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.5%
   Schweitzer-Mauduit International,
     Inc.                                              5,151           172,816
   Buckeye Technologies, Inc.*                        13,027           140,691
   Pope & Talbot, Inc.                                 5,698           100,171
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          413,678
                                                               ---------------
   CONSTRUCTION MATERIALS 0.4%
   Texas Industries, Inc.                              7,610           409,038
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           409,038
                                                               ---------------
TOTAL MATERIALS                                                      7,216,456
                                                               ---------------
HEALTH CARE 8.0%
   HEALTH CARE PROVIDERS & SERVICES 5.2%
   Accredo Health, Inc.*                              17,100           759,411
   Pediatrix Medical Group, Inc.*                      7,900           541,861
   United Surgical Partners International,
     Inc.*+                                            9,900           453,123
   Province Healthcare Co.*+                          16,512           397,774
   Owens & Minor, Inc.                                13,749           373,285
   Sunrise Senior Living, Inc.*+                       7,094           344,768
   Chemed Corp.                                        4,440           339,571
   Priority Healthcare Corp. --
     Class B*                                         15,250           329,858
   Parexel International Corp.*                        9,055           212,793
   NDCHealth Corp.                                    12,600           201,348
   Cross Country Healthcare, Inc.*                    11,147           186,824
   RehabCare Group, Inc.*                              5,687           163,274
   Gentiva Health Services, Inc.*                      8,414           136,139
   Hooper Holmes, Inc.                                22,677            86,626
   OCA, Inc.*+                                        17,453            74,175
   Curative Health Services, Inc.*                     4,500            15,300
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               4,616,130
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
   Invacare Corp.                                     10,891           486,065
   Conmed Corp.*                                      10,404           313,368
   Viasys Healthcare, Inc.*                           10,821           206,465
   Analogic Corp.                                      4,743           205,135

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   DJ Orthopedics, Inc.*                               7,577   $       189,804
   Vital Signs, Inc.                                   4,468           178,228
   ICU Medical, Inc.*+                                 4,700           166,850
   Datascope Corp.                                     5,201           159,047
   Wilson Greatbatch Technologies,
     Inc.*                                             7,500           136,800
   Theragenics Corp*                                  10,450            35,948
   Osteotech, Inc.*                                    5,975            22,705
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,100,415
                                                               ---------------
   PHARMACEUTICALS 0.3%
   Alpharma, Inc. -- Class A                          18,382           226,466
   Bradley Pharmaceuticals, Inc.*+                     5,500            52,580
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  279,046
                                                               ---------------
   BIOTECHNOLOGY 0.1%
   Savient Pharmaceuticals, Inc.*                     21,136            58,124
   Arqule, Inc.*                                      12,130            57,132
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    115,256
                                                               ---------------
TOTAL HEALTH CARE                                                    7,110,847
                                                               ---------------
UTILITIES 7.5%
   GAS UTILITIES 4.5%
   Southern Union Co.*+                               36,851           925,335
   UGI Corp.                                          17,824           809,566
   Atmos Energy Corp.                                 26,730           721,710
   Piedmont Natural Gas Co.+                          26,776           616,919
   Northwest Natural Gas Co.                           9,591           346,906
   Southwest Gas Corp.                                12,567           303,619
   Laclede Group, Inc.                                 7,299           213,131
   Cascade Natural Gas Corp.                           3,959            79,022
                                                               ---------------
TOTAL GAS UTILITIES                                                  4,016,208
                                                               ---------------
   ELECTRIC UTILITIES 2.4%
   Allete, Inc.                                       10,328           432,227
   Unisource Energy Corp.                             11,995           371,485
   Cleco Corp.                                        17,109           364,422
   El Paso Electric Co.*+                             16,566           314,754
   UIL Holding Corp.                                   5,046           255,580
   CH Energy Group, Inc.                               5,500           251,350
   Central Vermont Public Service Corp.                4,334            97,428
   Green Mountain Power Corp.                          1,849            54,176
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             2,141,422
                                                               ---------------
   MULTI-UTILITIES 0.4%
   Avista Corp.                                       16,959           296,782
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  296,782
                                                               ---------------
   WATER UTILITIES 0.2%
   American States Water Co.                           5,799           146,715
                                                               ---------------
TOTAL WATER UTILITIES                                                  146,715
                                                               ---------------
TOTAL UTILITIES                                                      6,601,127
                                                               ---------------


62 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

ENERGY 4.1%
   ENERGY EQUIPMENT & SERVICES 2.8%
   Maverick Tube Corp.*                               14,900   $       484,399
   SEACOR Holdings, Inc.*+                             6,380           406,725
   Veritas DGC, Inc.*+                                11,670           349,633
   Oceaneering International, Inc.*                    8,915           334,312
   Offshore Logistics, Inc.*                           8,226           274,090
   W-H Energy Services, Inc.*                          9,716           232,504
   Dril-Quip, Inc.*                                    6,009           184,717
   Input/Output, Inc.*+                               27,100           174,795
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    2,441,175
                                                               ---------------
   OIL & GAS 1.3%
   Stone Energy Corp.*                                 9,334           453,352
   Spinnaker Exploration Co.*                         11,858           421,315
   Swift Energy Co.*+                                  9,799           278,684
                                                               ---------------
TOTAL OIL & GAS                                                      1,153,351
                                                               ---------------
TOTAL ENERGY                                                         3,594,526
                                                               ---------------
CONSUMER STAPLES 3.6%
   FOOD PRODUCTS 1.9%
   Corn Products International, Inc.                  25,372           659,418
   Flowers Foods, Inc.                                15,121           426,564
   Hain Celestial Group, Inc.*                        12,706           236,840
   American Italian Pasta Co. --
     Class A+                                          6,310           172,894
   J&J Snack Foods Corp.                               3,193           149,528
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  1,645,244
                                                               ---------------
   FOOD & DRUG RETAILING 1.6%
   Performance Food Group Co.*                        16,352           452,623
   Longs Drug Stores Corp.+                           13,211           452,080
   Casey's General Stores, Inc.                       17,513           314,709
   Great Atlantic & Pacific Tea Co.*+                 13,451           200,420
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                          1,419,832
                                                               ---------------
   TOBACCO 0.1%
   DIMON, Inc.+                                       15,733            98,331
                                                               ---------------
TOTAL TOBACCO                                                           98,331
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,163,407
                                                               ---------------
TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION
     SERVICES 0.2%
   General Communication -- Class A*                  20,284           185,193
                                                               ---------------
TOTAL DIVERSIFIED
TELECOMMUNICATION SERVICES                                             185,193
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES 0.1%
   Boston Communications Group,
     Inc.*                                             6,087   $        43,339
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               43,339
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       228,532
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $78,815,318)                                               88,318,201
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                                 -----------

   REPURCHASE AGREEMENTS  0.4%
   Repurchase Agreement (Note 6)
     2.63% due 04/01/05                          $    94,982            94,982
     2.60% due 04/01/05                               71,237            71,237
     2.57% due 04/01/05                               71,237            71,237
     2.55% due 04/01/05                               79,604            79,604
                                                               ---------------
   TOTAL REPURCHASE AGREEMENTS
   (Cost $317,060)                                                     317,060
                                                               ---------------

   SECURITIES LENDING COLLATERAL  6.3%
   Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              5,623,856         5,623,856
                                                               ---------------
   TOTAL SECURITIES LENDING COLLATERAL
     (Cost $5,623,856)                                               5,623,856
                                                               ---------------
   TOTAL INVESTMENTS 106.4%
     (Cost $84,756,234)                                        $    94,259,117
                                                               ===============
   LIABILITIES IN EXCESS OF
     OTHER ASSETS - (6.4)%                                     $    (5,677,395)
                                                               ===============
NET ASSETS - 100.0%                                            $    88,581,722

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      9.

REIT - REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  99.4%

FINANCIALS 22.1%

   INSURANCE 7.6%
   Fidelity National Financial, Inc.                  40,715   $     1,341,152
   Everest Re Group Ltd.                              13,064         1,111,877
   Old Republic International Corp.                   42,533           990,594
   W.R. Berkley Corp.                                 19,565           970,424
   Unitrin, Inc.                                      16,031           727,807
   First American Corp.                               20,850           686,799
   Protective Life Corp.                              16,214           637,210
   HCC Insurance Holdings, Inc.+                      15,814           571,834
   Stancorp Financial Group, Inc.                      6,645           563,363
   American Financial Group, Inc./OH+                 17,174           528,959
   Allmerica Financial Corp.*                         12,449           447,542
   AmerUs Group Co.+                                   9,163           432,952
   Ohio Casualty Corp.*                               14,426           331,510
   Horace Mann Educators Corp.                         9,968           176,832
                                                               ---------------
TOTAL INSURANCE                                                      9,518,855
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 4.8%
   New York Community Bancorp, Inc.+                  61,780         1,121,925
   Radian Group, Inc.                                 21,428         1,022,973
   PMI Group, Inc.+                                   22,208           844,126
   Independence Community Bank
   Corp.+                                             19,780           771,420
   Astoria Financial Corp.                            26,024           658,407
   Webster Financial Corp.                            12,322           559,542
   IndyMac Bancorp, Inc.+                             14,407           489,838
   Washington Federal, Inc.                           20,178           470,349
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     5,938,580
                                                               ---------------
   BANKS 3.5%
   Hibernia Corp. -- Class A                          36,148         1,157,097
   Mercantile Bankshares Corp.                        18,438           937,757
   City National Corp.                                11,500           802,930
   Colonial BancGroup, Inc.+                          31,177           639,752
   FirstMerit Corp.+                                  19,647           525,754
   Greater Bay Bancorp+                               11,872           289,795
                                                               ---------------
TOTAL BANKS                                                          4,353,085
                                                               ---------------
   REAL ESTATE 2.9%
   Liberty Property Trust                             19,973           779,946
   AMB Property Corp.+                                19,339           731,014
   Hospitality Properties Trust                       15,641           631,583
   New Plan Excel Realty Trust+                       23,965           601,761
   Mack-Cali Realty Corp.                             14,180           600,523
   Highwoods Properties, Inc.+                        12,469           334,419
                                                               ---------------
TOTAL REAL ESTATE                                                    3,679,246
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CAPITAL MARKETS 1.6%
   A.G. Edwards, Inc.+                                17,769  $        796,051
   Raymond James Financial, Inc.                      17,203           521,251
   Jefferies Group, Inc.+                             13,340           502,651
   LaBranche & Co., Inc.*                             14,015           130,340
                                                               ---------------
TOTAL CAPITAL MARKETS                                                1,950,293
                                                               ---------------
   DIVERSIFIED FINANCIALS 1.0%
   Leucadia National Corp.                            25,041           860,158
   GATX Corp.+                                        11,511           382,050
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                         1,242,208
                                                               ---------------
   CONSUMER FINANCE 0.7%
   AmeriCredit Corp.*+                                36,240           849,466
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 849,466
                                                               ---------------
TOTAL FINANCIALS                                                    27,531,733
                                                               ---------------
CONSUMER DISCRETIONARY 17.1%

   HOUSEHOLD DURABLES 7.2%
   D.R. Horton, Inc.+                                 72,460         2,118,730
   Lennar Corp. -- Class A+                           36,410         2,063,719
   Toll Brothers, Inc.*+                              17,464         1,377,036
   Mohawk Industries, Inc.*+                          15,580         1,313,394
   Hovnanian Enterprises, Inc. --
   Class A*                                           14,200           724,200
   Ryland Group, Inc.                                 11,084           687,430
   American Greetings Corp. --
   Class A+                                           15,925           405,769
   Furniture Brands International, Inc.               12,366           269,702
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             8,959,980
                                                               ---------------
   SPECIALTY RETAIL 2.9%
   Foot Locker, Inc.                                  36,278         1,062,945
   Barnes & Noble, Inc.*                              16,291           561,877
   Rent-A-Center, Inc.*                               17,700           483,387
   Borders Group, Inc.                                17,527           466,569
   AnnTaylor Stores Corp.*+                           16,494           422,081
   Pier 1 Imports, Inc.+                              20,070           365,876
   Payless Shoesource, Inc.*+                         15,905           251,140
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               3,613,875
                                                               ---------------
   MEDIA 1.9%
   Belo Corp. -- Class A                              26,789           646,687
   Lee Enterprises, Inc.+                             10,500           455,700
   Entercom Communications Corp.*                     11,662           414,234
   Media General, Inc.                                 5,540           342,649
   Scholastic Corp.*                                   9,205           339,572
   Emmis Communications Corp. --
   Class A*+                                          13,075           251,302
                                                               ---------------
TOTAL MEDIA                                                          2,450,144
                                                               ---------------


64 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HOTELS RESTAURANTS & LEISURE 1.8%
   Caesars Entertainment, Inc.*+                      72,923  $      1,443,146
   CBRL Group, Inc.+                                  11,264           465,203
   Bob Evans Farms, Inc.                               8,212           192,572
   Krispy Kreme Doughnuts, Inc.*+                     14,400           109,872
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   2,210,793
                                                               ---------------
   AUTO COMPONENTS 1.6%
   Lear Corp.                                         15,662           694,766
   BorgWarner, Inc.                                   13,056           635,566
   ArvinMeritor, Inc.+                                16,210           250,769
   Modine Manufacturing Co.                            8,044           235,931
   Bandag, Inc.                                        4,568           214,605
                                                               ---------------
TOTAL AUTO COMPONENTS                                                2,031,637
                                                               ---------------
   MULTILINE RETAIL 1.5%
   Neiman-Marcus Group, Inc. --
   Class A                                            11,408         1,043,946
   Saks, Inc.*                                        32,501           586,643
   99 Cents Only Stores*                              16,200           213,354
                                                               ---------------
TOTAL MULTILINE RETAIL                                               1,843,943
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Callaway Golf Co.                                  17,809           227,955
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     227,955
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        21,338,327
                                                               ---------------
INFORMATION TECHNOLOGY 12.5%
   SOFTWARE 2.9%
   Cadence Design Systems, Inc.*+                     62,970           941,402
   Synopsys, Inc.*+                                   35,500           642,550
   Activision, Inc.*                                  43,300           640,840
   Fair Isaac Corp.+                                  16,400           564,816
   Sybase, Inc.*+                                     22,200           409,812
   Ascential Software Corp.*                          13,691           253,694
   Mentor Graphics Corp.*+                            17,800           243,860
                                                               ---------------
TOTAL SOFTWARE                                                       3,696,974
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.8%
   International Rectifier Corp.*+                    15,600           709,800
   Intersil Corp. -- Class A+                         35,138           608,590
   Fairchild Semiconductor International,
      Inc.*+                                          27,870           427,247
   Cypress Semiconductor Corp.*+                      29,300           369,180
   Atmel Corp.*                                      111,300           328,335
   Integrated Device Technology, Inc.*                24,840           298,825
   RF Micro Devices, Inc.*                            43,720           228,219
   Credence Systems Corp.*                            22,221           175,768
   Lattice Semiconductor Corp.*                       26,463           142,106
   Triquint Semiconductor, Inc.*                      32,013           108,204
   LTX Corp.*                                         14,300            63,492
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR

   EQUIPMENT                                                   $     3,459,766
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
   Arrow Electronics, Inc.*                           27,046           685,616
   Avnet, Inc.*+                                      28,062           516,902
   Tech Data Corp.*+                                  13,555           502,348
   Vishay Intertechnology, Inc.*+                     38,769           481,899
   KEMET Corp.*                                       20,165           156,279
   Newport Corp.*                                      9,961           144,335
   Plexus Corp.*                                      10,096           116,205
                                                               ---------------
TOTAL ELECTRONIC

   EQUIPMENT & INSTRUMENTS                                           2,603,584
                                                               ---------------
   IT CONSULTING & SERVICES 1.8%
   CheckFree Corp.*+                                  20,189           822,903
   Ceridian Corp.*                                    34,600           589,930
   BISYS Group, Inc.*+                                27,976           438,664
   MPS Group, Inc.*                                   23,891           251,094
   Keane, Inc.*                                       14,456           188,362
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       2,290,953
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.8%
   Sandisk Corp.*+                                    38,000         1,056,400
   Storage Technology Corp.*                          24,792           763,594
   Imation Corp.                                       7,938           275,845
   McData Corp. -- Class A*                           27,516           103,735
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        2,199,574
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.1%
   Polycom, Inc.*                                     22,870           387,646
   3Com Corp.*                                        88,477           314,978
   Utstarcom, Inc.*+                                  26,607           291,347
   CommScope, Inc.*                                   12,709           190,127
   Powerwave Technologies, Inc.*+                     24,388           188,763
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       1,372,861
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        15,623,712
                                                               ---------------
UTILITIES 11.2%
   ELECTRIC UTILITIES 6.3%
   Wisconsin Energy Corp.                             27,320           969,860
   Pepco Holdings, Inc.+                              43,833           920,055
   Alliant Energy Corp.                               26,943           721,533
   NSTAR                                              12,429           674,895
   Northeast Utilities                                29,919           576,539
   OGE Energy Corp.+                                  20,760           559,482
   Great Plains Energy, Inc.+                         17,329           529,921
   Puget Energy, Inc.                                 23,270           512,871
   Hawaiian Electric Industries, Inc.                 18,758           478,704
   Westar Energy, Inc.                                20,009           432,995
   PNM Resources, Inc.+                               14,946           398,759
   Duquesne Light Holdings, Inc.+                     17,926           321,234


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Sierra Pacific Resources*+                         27,396   $       294,507
   IDACORP, Inc.+                                      9,684           274,735
   Black Hills Corp.                                   7,574           250,472
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             7,916,562
                                                               ---------------
   MULTI-UTILITIES 4.1%
   SCANA Corp.                                        26,203         1,001,479
   Energy East Corp.+                                 34,218           897,196
   MDU Resources Group, Inc.                          27,507           759,743
   Oneok, Inc.                                        24,080           742,145
   National Fuel Gas Co.+                             19,235           549,929
   Vectren Corp.                                      17,669           470,702
   WPS Resources Corp.                                 8,704           460,616
   Aquila, Inc.*+                                     56,310           215,667
                                                               ---------------
TOTAL MULTI-UTILITIES                                                5,097,477
                                                               ---------------
   GAS UTILITIES 0.8%
   AGL Resources, Inc.                                17,428           608,760
   WGL Holdings, Inc.                                 11,355           351,551
                                                               ---------------
TOTAL GAS UTILITIES                                                    960,311
                                                               ---------------
TOTAL UTILITIES                                                     13,974,350
                                                               ---------------
INDUSTRIALS 9.1%

   COMMERCIAL SERVICES & SUPPLIES 3.1%
   Republic Services, Inc.+                           35,149         1,176,788
   Manpower, Inc.                                     20,980           913,049
   Adesa, Inc.                                        21,385           499,554
   Laureate Education, Inc.*                          11,306           483,784
   DeVry, Inc.*+                                      16,400           310,288
   Banta Corp.                                         5,840           249,952
   Kelly Services, Inc.                                8,209           236,337
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,869,752
                                                               ---------------
   MACHINERY 2.0%
   SPX Corp.+                                         17,505           757,616
   Kennametal, Inc.                                    8,912           423,231
   AGCO Corp.*                                        21,092           384,929
   Flowserve Corp.*                                   12,910           333,982
   Trinity Industries, Inc.+                          11,133           313,617
   Federal Signal Corp.                               11,209           170,041
   Tecumseh Products Co. -- Class A                    4,291           169,966
                                                               ---------------
TOTAL MACHINERY                                                      2,553,382
                                                               ---------------
   ROAD & RAIL 1.1%
   Yellow Roadway Corp.*+                             11,300           661,502
   Swift Transportation Co., Inc.*+                   17,108           378,771
   Werner Enterprises, Inc.+                          18,350           356,541
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,396,814
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.9%
   Jacobs Engineering Group, Inc.*+                   13,100           680,152

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Granite Construction, Inc.                          9,666   $       253,926
   Quanta Services, Inc.*                             27,290           208,222
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                     1,142,300
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Teleflex, Inc.                                      9,438           483,037
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         483,037
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.4%
   Thomas & Betts Corp.*                              13,718           443,091
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             443,091
                                                               ---------------
   MARINE 0.3%
   Alexander & Baldwin, Inc.                           9,949           409,899
                                                               ---------------
TOTAL MARINE                                                           409,899
                                                               ---------------
   BUILDING PRODUCTS 0.3%
   York International Corp.+                           9,652           378,165
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                378,165
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   United Rentals, Inc.*+                             18,143           366,670
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 366,670
                                                               ---------------
   AIRLINES 0.2%
   Alaska Air Group, Inc.*+                            6,311           185,796
                                                               ---------------
TOTAL AIRLINES                                                         185,796
                                                               ---------------
   AEROSPACE & DEFENSE 0.1%
   Sequa Corp. -- Class A*                             2,402           124,544
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              124,544
                                                               ---------------
TOTAL INDUSTRIALS                                                   11,353,450
                                                               ---------------
ENERGY 8.3%

   ENERGY EQUIPMENT & SERVICES 4.8%
   Weatherford International Ltd.*+                   31,702         1,836,814
   ENSCO International, Inc.+                         35,185         1,325,067
   Pride International, Inc.*+                        31,786           789,564
   Cooper Cameron Corp.*+                             12,778           731,030
   Tidewater, Inc.+                                   14,162           550,335
   Helmerich & Payne, Inc.+                           11,800           468,342
   Hanover Compressor Co.*+                           18,240           220,157
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    5,921,309
                                                               ---------------
   OIL & GAS 3.5%
   Pioneer Natural Resources Co.+                     34,017         1,453,206
   Newfield Exploration Co.*                          14,506         1,077,216
   Pogo Producing Co.+                                15,043           740,717
   Overseas Shipholding Group, Inc.                    9,160           576,256
   Forest Oil Corp.*+                                 13,815           559,507
                                                               ---------------
   TOTAL OIL & GAS                                                   4,406,902
                                                               ---------------
   TOTAL ENERGY                                                     10,328,211
                                                               ---------------


66 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

MATERIALS 6.4%

   CHEMICALS 3.8%
   Lubrizol Corp.                                     15,567   $       632,643
   Valspar Corp.+                                     12,000           558,480
   Scotts Miracle-Gro Co. -- Class A*                  7,700           540,771
   Cytec Industries, Inc.+                             9,942           539,354
   RPM International, Inc.                            27,101           495,406
   Cabot Corp.                                        14,353           479,821
   FMC Corp.*                                          8,615           460,472
   Albemarle Corp.                                    10,662           387,670
   Minerals Technologies, Inc.                         4,769           313,705
   Sensient Technologies Corp.                        10,906           235,133
   Ferro Corp.                                         9,794           184,323
                                                               ---------------
TOTAL CHEMICALS                                                      4,827,778
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.8%
   Bowater, Inc.+                                     12,942           487,525
   Potlatch Corp.                                      6,921           325,771
   Glatfelter                                         10,258           151,306
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          964,602
                                                               ---------------
   CONTAINERS & PACKAGING 0.7%
   Sonoco Products Co.+                               22,949           662,078
   Longview Fibre Co.                                 11,859           222,475
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           884,553
                                                               ---------------
   METALS & MINING 0.6%
   Steel Dynamics, Inc.+                              10,500           361,725
   Worthington Industries, Inc.+                      18,500           356,680
                                                               ---------------
TOTAL METALS & MINING                                                  718,405
                                                               ---------------
   CONSTRUCTION MATERIALS 0.5%
   Martin Marietta Materials, Inc.                    11,218           627,311
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           627,311
                                                               ---------------
TOTAL MATERIALS                                                      8,022,649
                                                               ---------------
HEALTH CARE 6.1%

   HEALTH CARE PROVIDERS & SERVICES 4.1%
   Pacificare Health Systems, Inc.*+                  19,647         1,118,307
   Triad Hospitals, Inc.*+                            17,967           900,147
   Omnicare, Inc.+                                    24,300           861,435
   Health Net, Inc.*                                  25,869           846,175
   Universal Health Services, Inc. --
      Class B+                                        13,570           711,068
   Community Health Systems, Inc.*+                   20,345           710,244
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               5,147,376
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BIOTECHNOLOGY 1.1%
   Invitrogen Corp.*+                                 11,894   $       823,065
   Millennium Pharmaceuticals, Inc.*+                 71,326           600,565
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  1,423,630
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
   Steris Corp.*                                      16,080           406,020
   Varian, Inc.*                                       8,100           306,909
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 712,929
                                                               ---------------
   PHARMACEUTICALS 0.3%
   Perrigo Co.                                        16,800           321,720
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  321,720
                                                               ---------------
TOTAL HEALTH CARE                                                    7,605,655
                                                               ---------------
CONSUMER STAPLES 5.7%

   FOOD PRODUCTS 3.3%
   Tyson Foods, Inc. -- Class A                       82,306         1,372,864
   Dean Foods Co.*                                    34,766         1,192,474
   Smithfield Foods, Inc.*                            25,912           817,524
   J.M. Smucker Co.+                                  13,563           682,219
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  4,065,081
                                                               ---------------
   BEVERAGES 1.6%
   Constellation Brands, Inc. --
      Class A*+                                       25,118         1,327,988
   PepsiAmericas, Inc.                                32,292           731,737
                                                               ---------------
TOTAL BEVERAGES                                                      2,059,725
                                                               ---------------
   FOOD & DRUG RETAILING 0.6%
   BJ's Wholesale Club, Inc.*+                        16,152           501,681
   Ruddick Corp.                                      10,843           251,016
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            752,697
                                                               ---------------
   TOBACCO 0.2%
   Universal Corp./Richmond VA                         5,994           274,345
                                                               ---------------
TOTAL TOBACCO                                                          274,345
                                                               ---------------
TOTAL CONSUMER STAPLES                                               7,151,848
                                                               ---------------
TELECOMMUNICATION SERVICES 0.9%

   WIRELESS TELECOMMUNICATION SERVICES 0.9%
   Telephone & Data Systems, Inc.+                    13,392         1,092,787
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                            1,092,787
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     1,092,787
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $113,390,349)                                             124,022,722
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  0.9%

Repurchase Agreement (Note 6)
   2.63% due 04/01/05                             $  344,248   $       344,248
   2.60% due 04/01/05                                258,186           258,186
   2.57% due 04/01/05                                258,186           258,186
   2.55% due 04/01/05                                288,512           288,512
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,149,132)                                                 1,149,132
                                                               ---------------

SECURITIES LENDING COLLATERAL  21.2%

Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             26,490,036        26,490,036
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $26,490,036)                                               26,490,036
                                                               ---------------
TOTAL INVESTMENTS 121.5%
   (Cost $141,029,517)                                         $   151,661,890
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (21.5)%                                      $   (26,858,891)
                                                               ===============
NET ASSETS - 100.0%                                            $   124,802,999

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      9.


68 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.8%

FINANCIALS 36.9%

   BANKS 11.4%
   Bank of America Corp.                              21,682   $       956,176
   Wells Fargo & Co.                                   9,080           542,984
   Wachovia Corp.+                                     8,610           438,335
   U.S. Bancorp                                       10,022           288,834
   SunTrust Banks, Inc.                                1,990           143,419
   Fifth Third Bancorp+                                2,970           127,651
   National City Corp.                                 3,638           121,873
   BB&T Corp.+                                         2,965           115,872
   Regions Financial Corp.+                            2,498            80,935
   PNC Financial Services Group, Inc.                  1,514            77,941
   KeyCorp                                             2,181            70,773
   North Fork Bancorporation, Inc.                     2,530            70,182
   M&T Bank Corp.                                        622            63,481
   Comerica, Inc.                                        916            50,453
   Marshall & Ilsley Corp.                             1,200            50,100
   AmSouth Bancorp+                                    1,903            49,383
   Synovus Financial Corp.+                            1,660            46,248
   Zions Bancorporation                                  484            33,406
   Compass Bancshares, Inc.                              660            29,964
   Huntington Bancshares, Inc.                         1,241            29,660
   First Horizon National Corp.                          663            27,044
                                                               ---------------
TOTAL BANKS                                                          3,414,714
                                                               ---------------
   INSURANCE 8.1%
   American International Group, Inc.+                13,977           774,466
   Allstate Corp.+                                     3,682           199,049
   Prudential Financial, Inc.                          2,754           158,080
   MetLife, Inc.                                       3,997           156,283
   St. Paul Travelers Cos., Inc.                       3,596           132,081
   Hartford Financial Services Group,
      Inc.+                                            1,575           107,982
   AFLAC, Inc.                                         2,716           101,198
   Progressive Corp.                                   1,077            98,825
   Marsh & McLennan Cos., Inc.                         2,830            86,089
   Chubb Corp.+                                        1,030            81,648
   Loews Corp.                                           999            73,466
   ACE Ltd.                                            1,529            63,102
   XL Capital Ltd.                                       741            53,626
   Ambac Financial Group, Inc.                           578            43,205
   Lincoln National Corp.+                               937            42,296
   MBIA, Inc.+                                           758            39,628
   Cincinnati Financial Corp.                            904            39,423
   Aon Corp.+                                          1,694            38,691
   Jefferson-Pilot Corp.+                                737            36,150
   SAFECO Corp.                                          684            33,318

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Torchmark Corp.                                       580   $        30,276
   UnumProvident Corp.+                                1,589            27,045
                                                               ---------------
TOTAL INSURANCE                                                      2,415,927
                                                               ---------------
   DIVERSIFIED FINANCIALS 6.8%
   Citigroup, Inc.                                    27,858         1,251,938
   J.P. Morgan Chase & Co.                            19,121           661,587
   Principal Financial Group, Inc.                     1,646            63,355
   CIT Group, Inc.                                     1,130            42,940
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                         2,019,820
                                                               ---------------
   CAPITAL MARKETS 5.5%
   Morgan Stanley                                      5,878           336,516
   Merrill Lynch & Co., Inc.                           5,480           310,168
   Goldman Sachs Group, Inc.+                          2,603           286,304
   Lehman Brothers Holdings, Inc.+                     1,448           136,344
   Bank of New York Co., Inc.                          4,166           121,022
   Franklin Resources, Inc.                            1,337            91,785
   State Street Corp.+                                 1,789            78,215
   Charles Schwab Corp.+                               7,226            75,945
   Mellon Financial Corp.                              2,274            64,900
   Bear Stearns Cos., Inc.                               608            60,739
   Northern Trust Corp.                                1,178            51,172
   E*Trade Financial Corp.*                            1,997            23,964
   Janus Capital Group, Inc.                           1,264            17,633
                                                               ---------------
TOTAL CAPITAL MARKETS                                                1,654,707
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 3.3%
   Fannie Mae+                                         5,190           282,595
   Freddie Mac                                         3,700           233,840
   Washington Mutual, Inc.                             4,689           185,216
   Countrywide Financial Corp.+                        3,116           101,145
   Golden West Financial Corp.+                        1,640            99,220
   Sovereign Bancorp, Inc.                             2,006            44,453
   MGIC Investment Corp.                                 516            31,822
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       978,291
                                                               ---------------
   CONSUMER FINANCE 1.0%
   MBNA Corp.                                          6,859           168,389
   Capital One Financial Corp.+                        1,301            97,276
   Providian Financial Corp.*+                         1,577            27,061
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 292,726
                                                               ---------------
   REAL ESTATE 0.8%
   Equity Office Properties Trust+                     2,166            65,261
   Equity Residential                                  1,513            48,734
   ProLogis                                              988            36,655
   Archstone-Smith Trust+                              1,050            35,815
   Plum Creek Timber (REIT) Co., Inc.                    988            35,272
   Apartment Investment & Management
      Co. -- Class A                                     505            18,786
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TOTAL REAL ESTATE                                              $       240,523
                                                               ---------------
TOTAL FINANCIALS                                                    11,016,708
                                                               ---------------
CONSUMER DISCRETIONARY 13.6%

   MEDIA 7.1%
   Time Warner, Inc.*                                 24,587           431,502
   Comcast Corp. -- Class A*+                         11,913           402,421
   Viacom, Inc. -- Class B                             9,150           318,694
   Walt Disney Co.+                                   10,963           314,967
   News Corp. -- Class A                              17,680           299,145
   Gannett Co., Inc.                                   1,372           108,498
   Clear Channel Communications,
      Inc.+                                            3,074           105,961
   Tribune Co.                                         1,708            68,098
   Univision Communications,
      Inc. -- Class A*+                                1,736            48,070
   Interpublic Group of Cos., Inc.*+                   2,270            27,876
                                                               ---------------
TOTAL MEDIA                                                          2,125,232
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 1.9%
   McDonald's Corp.                                    6,747           210,102
   Carnival Corp.                                      3,398           176,050
   Starwood Hotels & Resorts Worldwide,
      Inc.                                             1,114            66,873
   Hilton Hotels Corp.+                                2,070            46,265
   Darden Restaurants, Inc.+                             843            25,863
   Wendy's International, Inc.+                          610            23,814
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     548,967
                                                               ---------------
   MULTILINE RETAIL 1.6%
   Sears Holdings Corp.*+                                880           117,190
   Kohl's Corp.*+                                      1,840            94,999
   JC Penney Holding Co., Inc.                         1,533            79,594
   May Department Stores Co.                           1,567            58,010
   Federated Department Stores, Inc.+                    908            57,785
   Nordstrom, Inc.                                       756            41,867
   Dillard's, Inc. -- Class A                            442            11,890
   Big Lots, Inc.*                                       601             7,224
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 468,559
                                                               ---------------
   SPECIALTY RETAIL 0.7%
   Limited Brands, Inc.+                               2,184            53,071
   Office Depot, Inc.*                                 1,673            37,107
   Toys 'R' Us, Inc.*                                  1,157            29,804
   AutoNation, Inc.*+                                  1,423            26,952
   Tiffany & Co.                                         780            26,926
   Circuit City Stores, Inc.                           1,050            16,852
   OfficeMax, Inc.                                       503            16,851
                                                               ---------------
TOTAL SPECIALTY RETAIL                                                 207,563
                                                               ---------------
   AUTOMOBILES 0.7%
   Ford Motor Co.+                                     9,816           111,215

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   General Motors Corp.+                               3,029   $        89,023
                                                               ---------------
TOTAL AUTOMOBILES                                                      200,238
                                                               ---------------
   HOUSEHOLD DURABLES 0.6%
   Pulte Homes, Inc.+                                    683            50,289
   Centex Corp.                                          663            37,970
   KB Home+                                              252            29,600
   Leggett & Platt, Inc.                               1,021            29,486
   Whirlpool Corp.+                                      360            24,383
   Snap-On, Inc.                                         306             9,728
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               181,456
                                                               ---------------
   TEXTILES & APPAREL 0.3%
   VF Corp.                                              599            35,425
   Liz Claiborne, Inc.                                   579            23,235
   Jones Apparel Group, Inc.+                            653            21,869
   Reebok International Ltd.                             316            13,999
                                                               ---------------
TOTAL TEXTILES & APPAREL                                                94,528
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Eastman Kodak Co.+                                  1,536            49,997
   Brunswick Corp.                                       514            24,081
   Hasbro, Inc.+                                         946            19,345
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      93,423
                                                               ---------------
   AUTO COMPONENTS 0.3%
   Johnson Controls, Inc.                              1,018            56,764
   Delphi Corp.+                                       3,010            13,485
   Dana Corp.                                            799            10,219
   Cooper Tire & Rubber Co.                              400             7,344
   Visteon Corp.+                                        695             3,968
                                                               ---------------
   TOTAL AUTO COMPONENTS                                                91,780
                                                               ---------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                     936            40,707
                                                               ---------------
TOTAL DISTRIBUTORS                                                      40,707
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         4,052,453
                                                               ---------------
ENERGY 8.5%

   OIL & GAS 7.7%
   ChevronTexaco Corp.                                11,368           662,868
   ConocoPhillips                                      3,701           399,116
   Occidental Petroleum Corp.+                         2,122           151,023
   Devon Energy Corp.                                  2,604           124,341
   Apache Corp.                                        1,756           107,520
   Burlington Resources, Inc.                          2,096           104,947
   Anadarko Petroleum Corp.                            1,327           100,985
   Valero Energy Corp.                                 1,378           100,966
   Marathon Oil Corp.                                  1,858            87,177
   Unocal Corp.+                                       1,409            86,921
   Kerr-McGee Corp.+                                     864            67,677
   EOG Resources, Inc.+                                1,272            61,997


70 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Williams Cos., Inc.+                                2,991   $        56,261
   Kinder Morgan, Inc.                                   663            50,189
   Amerada Hess Corp.+                                   494            47,528
   Sunoco, Inc.                                          371            38,406
   El Paso Corp.+                                      3,452            36,522
   Ashland, Inc.                                         377            25,436
                                                               ---------------
TOTAL OIL & GAS                                                      2,309,880
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 0.8%
   Transocean, Inc.*+                                  1,725            88,768
   Nabors Industries Ltd.*                               799            47,253
   National-Oilwell Varco, Inc.*                         900            42,030
   Noble Corp.                                           725            40,752
   Rowan Cos., Inc.                                      578            17,300
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      236,103
                                                               ---------------
TOTAL ENERGY                                                         2,545,983
                                                               ---------------
INDUSTRIALS 7.9%

   AEROSPACE & DEFENSE 1.9%
   Honeywell International, Inc.                       4,619           171,873
   General Dynamics Corp.+                             1,072           114,758
   Northrop Grumman Corp.                              1,976           106,665
   Raytheon Co.                                        2,429            94,002
   L-3 Communications Holdings, Inc.                     620            44,032
   Goodrich Corp.+                                       641            24,544
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              555,874
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 1.4%
   Tyco International Ltd.                            10,796           364,905
   Textron, Inc.                                         736            54,920
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         419,825
                                                               ---------------
   MACHINERY 1.3%
   Deere & Co.                                         1,334            89,551
   Ingersoll-Rand Co. -- Class A                         926            73,756
   Eaton Corp.                                           810            52,974
   ITT Industries, Inc.                                  495            44,669
   Dover Corp.                                         1,094            41,342
   Parker Hannifin Corp.                                 641            39,050
   Pall Corp.                                            663            17,981
   Cummins, Inc.                                         241            16,954
                                                               ---------------
TOTAL MACHINERY                                                        376,277
                                                               ---------------
   ROAD & RAIL 1.1%
   Burlington Northern Santa Fe Corp.+                 2,018           108,831
   Union Pacific Corp.+                                1,388            96,743
   Norfolk Southern Corp.                              2,123            78,657
   CSX Corp.+                                          1,157            48,189
                                                               ---------------
TOTAL ROAD & RAIL                                                      332,420
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.8%
   Cendant Corp.                                       5,649           116,030
   Waste Management, Inc.                              3,075            88,714

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   RR Donnelley & Sons Co.                             1,177   $        37,217
   Allied Waste Industries, Inc.*                      1,705            12,463
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   254,424
                                                               ---------------
   AIR FREIGHT & COURIERS 0.6%
   FedEx Corp.                                         1,609           151,166
   Ryder System, Inc.                                    346            14,428
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           165,594
                                                               ---------------
   BUILDING PRODUCTS 0.3%
   Masco Corp.                                         2,403            83,312
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                 83,312
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.2%
   Cooper Industries Ltd. -- Class A                     495            35,402
   American Power Conversion Corp.+                    1,023            26,711
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                              62,113
                                                               ---------------
   AIRLINES 0.2%
   Southwest Airlines Co.                              4,179            59,509
                                                               ---------------
TOTAL AIRLINES                                                          59,509
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   W.W. Grainger, Inc.                                   484            30,139
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  30,139
                                                               ---------------
TOTAL INDUSTRIALS                                                    2,339,487
                                                               ---------------
HEALTH CARE 7.8%

   PHARMACEUTICALS 3.7%
   Pfizer, Inc.                                       40,420         1,061,833
   Mylan Laboratories, Inc.                            1,580            27,998
   Watson Pharmaceuticals, Inc.*+                        589            18,100
   King Pharmaceuticals, Inc.*                         1,294            10,753
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,118,684
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 3.5%
   WellPoint, Inc.*                                    1,587           198,930
   Cardinal Health, Inc.+                              2,320           129,456
   HCA, Inc.+                                          2,257           120,907
   Aetna, Inc.+                                        1,580           118,421
   Caremark Rx, Inc.*                                  2,438            96,984
   Medco Health Solutions, Inc.*+                      1,462            72,471
   CIGNA Corp.                                           717            64,028
   McKesson Corp.                                      1,578            59,570
   Laboratory Corporation of America
      Holdings*+                                         740            35,668
   AmerisourceBergen Corp.+                              600            34,374
   Health Management Associates,
      Inc. -- Class A+                                 1,304            34,139
   Tenet Healthcare Corp.*+                            2,503            28,860
   Humana, Inc.*+                                        852            27,213
   Manor Care, Inc.                                      464            16,871
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,037,892
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BIOTECHNOLOGY 0.4%
   Biogen Idec, Inc.*                                  1,790   $        61,773
   Chiron Corp.*                                       1,000            35,060
   Applera Corp. - Applied Biosystems
      Group+                                           1,055            20,826
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    117,659
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
   Thermo Electron Corp.*                                853            21,572
   Bausch & Lomb, Inc.                                   284            20,817
   PerkinElmer, Inc.                                     684            14,111
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  56,500
                                                               ---------------
TOTAL HEALTH CARE                                                    2,330,735
                                                               ---------------
INFORMATION TECHNOLOGY 7.5%

   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.3%
   Texas Instruments, Inc.                             9,270           236,292
   Applied Materials, Inc.*                            9,110           148,037
   KLA-Tencor Corp.*+                                  1,050            48,310
   National Semiconductor Corp.                        1,920            39,571
   Freescale Semiconductor, Inc. --
      Class B*                                         2,096            36,156
   Fisher Scientific International, Inc.*+               631            35,917
   Micron Technology, Inc.*+                           3,283            33,946
   Advanced Micro Devices, Inc.*+                      2,073            33,417
   Nvidia Corp.*                                         893            21,218
   Novellus Systems, Inc.*+                              750            20,048
   Teradyne, Inc.*+                                    1,040            15,184
   LSI Logic Corp.*                                    2,070            11,571
   Applied Micro Circuits Corp.*                       1,652             5,435
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             685,102
                                                               ---------------
   COMPUTERS & PERIPHERALS 2.1%
   Hewlett-Packard Co.                                16,210           355,648
   EMC Corp./MA*                                      12,860           158,435
   Sun Microsystems, Inc.*+                           18,051            72,926
   NCR Corp.*+                                         1,000            33,740
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          620,749
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.0%
   Motorola, Inc.+                                    13,069           195,643
   Comverse Technology, Inc.*+                         1,061            26,758
   Scientific-Atlanta, Inc.                              820            23,140
   Tellabs, Inc.*                                      2,480            18,104
   JDS Uniphase Corp.*+                                7,752            12,946
   Andrew Corp.*                                         860            10,071
   ADC Telecommunications, Inc.*                       4,344             8,644
   CIENA Corp.*                                        3,073             5,286
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         300,592
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
--------------------------------------------------------------------------------

   IT CONSULTING & SERVICES 0.9%
   Electronic Data Systems Corp.+                      2,760   $        57,049
   SunGard Data Systems, Inc.*                         1,546            53,337
   Computer Sciences Corp.*+                           1,020            46,767
   Fiserv, Inc.*+                                      1,051            41,830
   Affiliated Computer Services,
      Inc. -- Class A*+                                  686            36,522
   Sabre Holdings Corp.                                  728            15,929
   Unisys Corp.*                                       1,800            12,708
   Convergys Corp.*+                                     758            11,317
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         275,459
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
   Agilent Technologies, Inc.*                         2,610            57,942
   Jabil Circuit, Inc.*+                               1,083            30,887
   Molex, Inc.                                         1,010            26,624
   Solectron Corp.*+                                   5,210            18,079
   Sanmina-SCI Corp.*                                  2,797            14,600
   Tektronix, Inc.                                       479            11,750
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               159,882
                                                               ---------------
   SOFTWARE 0.4%
   Veritas Software Corp.*                             2,270            52,710
   Siebel Systems, Inc.*                               2,722            24,852
   BMC Software, Inc.*                                 1,190            17,850
   Compuware Corp.*                                    2,082            14,990
   Novell, Inc.*                                       2,020            12,039
                                                               ---------------
TOTAL SOFTWARE                                                         122,441
                                                               ---------------
   OFFICE ELECTRONICS 0.3%
   Xerox Corp.*                                        5,121            77,583
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                                77,583
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         2,241,808
                                                               ---------------
UTILITIES 5.6%

   ELECTRIC UTILITIES 3.7%
   Exelon Corp.+                                       3,554           163,093
   Southern Co.                                        3,974           126,492
   Entergy Corp.                                       1,201            84,863
   FPL Group, Inc.                                     1,988            79,818
   FirstEnergy Corp.+                                  1,768            74,168
   American Electric Power Co., Inc.+                  2,125            72,377
   PG&E Corp.                                          1,970            67,177
   Edison International                                1,747            60,656
   Progress Energy, Inc.+                              1,325            55,584
   PPL Corp.                                           1,017            54,908
   Consolidated Edison, Inc.                           1,294            54,581
   Ameren Corp.+                                       1,040            50,970
   DTE Energy Co.+                                       934            42,478
   Cinergy Corp.+                                      1,027            41,614
   Xcel Energy, Inc.+                                  2,146            36,868


72 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Pinnacle West Capital Corp.                           494   $        21,000
   TECO Energy, Inc.                                   1,067            16,731
   Allegheny Energy, Inc.*+                              736            15,206
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             1,118,584
                                                               ---------------
   MULTI-UTILITIES 1.6%
   Duke Energy Corp.+                                  5,132           143,747
   Dominion Resources, Inc./VA+                        1,776           132,188
   Public Service Enterprise Group, Inc.               1,272            69,184
   Sempra Energy+                                      1,250            49,800
   Constellation Energy Group, Inc.                      944            48,805
   CMS Energy Corp.*+                                  1,152            15,022
   Calpine Corp.*+                                     2,872             8,042
   Dynegy, Inc. -- Class A*                            2,040             7,976
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  474,764
                                                               ---------------
   GAS UTILITIES 0.3%
   KeySpan Corp.+                                        862            33,592
   NiSource, Inc.+                                     1,450            33,046
   Peoples Energy Corp.                                  210             8,803
   Nicor, Inc.+                                          232             8,605
                                                               ---------------
TOTAL GAS UTILITIES                                                     84,046
                                                               ---------------
TOTAL UTILITIES                                                      1,677,394
                                                               ---------------
TELECOMMUNICATION SERVICES 5.6%

   DIVERSIFIED TELECOMMUNICATION SERVICES 5.6%
   Verizon Communications, Inc.+                      16,298           578,579
   SBC Communications, Inc.+                          17,790           421,445
   BellSouth Corp.+                                    9,831           258,457
   Sprint Corp.+                                       7,899           179,703
   Alltel Corp.+                                       1,633            89,570
   AT&T Corp.                                          4,275            80,156
   CenturyTel, Inc.+                                     718            23,579
   Citizens Communications Co.+                        1,803            23,331
                                                               ---------------
TOTAL DIVERSIFIED

   TELECOMMUNICATION SERVICES                                        1,654,820
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     1,654,820
                                                               ---------------
MATERIALS 3.6%

   METALS & MINING 1.3%
   Alcoa, Inc.                                         4,670           141,921
   Newmont Mining Corp.+                               2,384           100,724
   Phelps Dodge Corp.+                                   514            52,289
   Nucor Corp.+                                          852            49,041
   United States Steel Corp.+                            610            31,019
                                                               ---------------
TOTAL METALS & MINING                                                  374,994
                                                               ---------------
   CHEMICALS 1.2%
   Monsanto Co.                                        1,420            91,590
   Air Products & Chemicals, Inc.                      1,220            77,214
   PPG Industries, Inc.+                                 925            66,156
   Rohm & Haas Co.                                     1,209            58,032
   Eastman Chemical Co.                                  421            24,839

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Engelhard Corp.                                       653   $        19,609
   Great Lakes Chemical Corp.                            306             9,829
                                                               ---------------
TOTAL CHEMICALS                                                        347,269
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.9%
   International Paper Co.+                            2,608            95,949
   Weyerhaeuser Co.                                    1,282            87,817
   Georgia-Pacific Corp.                               1,388            49,260
   MeadWestvaco Corp.                                  1,083            34,461
   Louisiana-Pacific Corp.+                              588            14,782
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          282,269
                                                               ---------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                   304            22,055
   Bemis Co.                                             578            17,988
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                            40,043
                                                               ---------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                  547            31,086
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                            31,086
                                                               ---------------
TOTAL MATERIALS                                                      1,075,661
                                                               ---------------
CONSUMER STAPLES 2.8%

   FOOD & DRUG RETAILING 1.3%
   CVS Corp.                                           2,144           112,817
   Costco Wholesale Corp.+                             2,516           111,157
   Kroger Co.*+                                        3,968            63,607
   Safeway, Inc.*+                                     2,397            44,416
   Albertson's, Inc.+                                  1,977            40,825
   Supervalu, Inc.                                       725            24,179
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            397,001
                                                               ---------------
   FOOD PRODUCTS 0.9%
   General Mills, Inc.                                 1,959            96,285
   Archer-Daniels-Midland Co.                          3,517            86,448
   ConAgra Foods, Inc.+                                2,763            74,656
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    257,389
                                                               ---------------
   BEVERAGES 0.3%
   Coca-Cola Enterprises, Inc.                         2,521            51,731
   Molson Coors Brewing Co. --
      Class B                                            410            31,640
                                                               ---------------
TOTAL BEVERAGES                                                         83,371
                                                               ---------------
   TOBACCO 0.2%
   Reynolds American, Inc.                               788            63,505
                                                               ---------------
TOTAL TOBACCO                                                           63,505
                                                               ---------------
   PERSONAL PRODUCTS 0.1%
   Alberto-Culver Co. -- Class B                         484            23,164
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                 23,164
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 824,430
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $25,902,180)                                               29,759,479
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 8.4%

Repurchase Agreement (Note 6)
   2.63% due 04/01/05                             $  748,114   $       748,114
   2.60% due 04/01/05                                561,087           561,087
   2.57% due 04/01/05                                561,087           561,087
   2.55% due 04/01/05                                626,991           626,991
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,497,279)                                                 2,497,279
                                                               ---------------
SECURITIES LENDING COLLATERAL 14.8%

Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              4,416,102         4,416,102
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,416,102)                                                 4,416,102
                                                               ---------------
TOTAL INVESTMENTS 123.0%
   (Cost $32,815,561)                                          $    36,672,860
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.0)%                                      $    (6,852,453)
                                                               ===============
NET ASSETS - 100.0%                                            $    29,820,407


*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      9.

REIT - REAL ESTATE INVESTMENT TRUST.


74 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 21.1%

   SPECIALTY RETAIL 5.5%
   Tractor Supply Co.*                                 4,199   $       183,286
   Guitar Center, Inc.*+                               2,774           152,098
   Children's Place Retail Stores, Inc.*+              2,949           140,815
   Finish Line, Inc. -- Class A                        5,300           122,695
   Electronics Boutique Holdings
      Corp.*                                           2,656           114,128
   HOT Topic, Inc.*+                                   5,092           111,260
   Aaron Rents, Inc.                                   5,444           108,880
   Stein Mart, Inc.*                                   4,650           104,625
   Too, Inc.*                                          3,785            93,376
   Select Comfort Corp.*                               4,049            82,762
   Hibbett Sporting Goods, Inc.*                       2,565            77,053
   Cato Corp. -- Class A                               2,265            73,046
   Christopher & Banks Corp.                           3,916            68,922
   Genesco, Inc.*                                      2,418            68,720
   Cost Plus, Inc.*                                    2,390            64,243
   Omnova Solutions, Inc.*                             4,411            23,687
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               1,589,596
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 4.7%
   Sonic Corp.*                                        6,593           220,206
   Panera Bread Co. -- Class A*+                       3,315           187,397
   P.F. Chang's China Bistro, Inc.*+                   2,830           169,234
   Argosy Gaming Co.*                                  3,229           148,276
   CEC Entertainment, Inc.*+                           3,981           145,704
   Rare Hospitality International, Inc.*               3,728           115,121
   IHOP Corp.                                          2,180           103,942
   Triarc Cos. -- Class B                              7,060            97,640
   WMS Industries, Inc.*+                              3,349            94,308
   Papa John's International, Inc.*                    1,837            63,781
   Bally Total Fitness Holding Corp.*                  3,731            12,984
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,358,593
                                                               ---------------
   HOUSEHOLD DURABLES 3.4%
   NVR, Inc.*                                           734            576,190
   Meritage Homes Corp.*                               2,820           166,154
   Ethan Allen Interiors, Inc.+                        3,934           125,888
   Champion Enterprises, Inc.*                         7,849            73,781
   Interface, Inc. -- Class A*                         5,700            38,874
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               980,887
                                                               ---------------
   TEXTILES & APPAREL 2.9%
   Fossil, Inc.*+                                      7,791           201,982
   Quiksilver, Inc.*+                                  6,233           180,944
   Wolverine World Wide, Inc.                          6,285           134,687

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   K-Swiss, Inc. -- Class A                            3,755   $       124,028
   Phillips-Van Heusen Corp.                           3,395            90,443
   Oxford Industries, Inc.                             1,834            67,106
   OshKosh B'Gosh, Inc. -- Class A                     1,290            39,345
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               838,535
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 2.3%
   Polaris Industries, Inc.                            4,685           329,027
   SCP Pool Corp.                                      5,715           182,080
   Nautilus, Inc.                                      3,600            85,536
   Arctic Cat, Inc.                                    2,236            60,506
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     657,149
                                                               ---------------
   MEDIA 1.2%
   Arbitron, Inc.                                      3,398           145,774
   Advo, Inc.                                          3,344           125,233
   Lawson Products, Inc.                               1,020            47,736
   Thomas Nelson, Inc.                                 1,612            38,124
                                                               ---------------
TOTAL MEDIA                                                            356,867
                                                               ---------------
   AUTOMOBILES 0.6%
   Winnebago Industries, Inc.+                         3,679           116,256
   Fleetwood Enterprises, Inc.*+                       6,081            52,905
                                                               ---------------
TOTAL AUTOMOBILES                                                      169,161
                                                               ---------------
   MULTILINE RETAIL 0.4%
   Shuffle Master, Inc.*+                              3,805           110,193
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 110,193
                                                               ---------------
   AUTO COMPONENTS 0.1%
   Midas, Inc.*                                        1,726            39,404
                                                               ---------------
TOTAL AUTO COMPONENTS                                                   39,404
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         6,100,385
                                                               ---------------
HEALTH CARE 17.2%

   HEALTH CARE EQUIPMENT & SUPPLIES 9.5%
   Cooper Cos., Inc.+                                  4,753           346,494
   Respironics, Inc.*+                                 3,858           224,806
   ResMed, Inc.*                                       3,714           209,470
   Idexx Laboratories, Inc.*+                          3,681           199,363
   Diagnostic Products Corp.                           3,190           154,077
   Sybron Dental Specialties, Inc.*                    4,264           153,078
   Immucor, Inc.*                                      4,913           148,323
   Advanced Medical Optics, Inc.*                      4,017           145,456
   Mentor Corp.+                                       4,438           142,460
   American Medical Systems Holdings,
      Inc.*                                            7,386           126,891
   Haemonetics Corp./MA*                               2,780           117,205
   Cyberonics, Inc.*                                   2,619           115,681
   Integra LifeSciences Holdings
      Corp.*+                                          3,163           111,401


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   PolyMedica Corp.                                    3,000   $        95,280
   Biosite, Inc.*+                                     1,771            92,145
   ArthroCare Corp.*                                   2,585            73,672
   Hologic, Inc.*                                      2,245            71,559
   Intermagnetics General Corp.*                       2,790            67,909
   SurModics, Inc.*                                    1,919            61,235
   Merit Medical Systems Inc.*                         2,896            34,723
   Kensey Nash Corp.*+                                 1,240            33,579
   BioLase Technology, Inc.+                           2,674            22,729
   Possis Medical, Inc.*                               1,989            16,648
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,764,184
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 5.6%
   Pharmaceutical Product Development,
      Inc.*                                            6,191           299,954
   Cerner Corp.*+                                      3,985           209,252
   AMERIGROUP Corp.*                                   5,480           200,349
   Sierra Health Services, Inc.*+                      2,890           184,498
   Centene Corp.*+                                     4,494           134,775
   American Healthways, Inc.*+                         3,616           119,400
   AmSurg Corp.*                                       3,202            81,011
   LCA-Vision, Inc.                                    2,210            73,593
   SFBC International, Inc.*                           1,950            68,718
   LabOne, Inc.*+                                      1,883            64,926
   Dendrite International, Inc.*                       4,577            64,261
   Amedisys, Inc.*                                     1,669            50,487
   Odyssey HealthCare, Inc.*                           4,014            47,205
   CryoLife, Inc.*+                                    2,560            15,846
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,614,275
                                                               ---------------
   PHARMACEUTICALS 1.8%
   MGI Pharma, Inc.*+                                  7,769           196,323
   Medicis Pharmaceutical Corp. --
      Class A                                          5,993           179,670
   Connetics Corp.*+                                   3,900            98,631
   Noven Pharmaceuticals, Inc.*                        2,564            43,485
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  518,109
                                                               ---------------
   BIOTECHNOLOGY 0.3%
   Enzo Biochem, Inc.*                                 3,551            51,205
   Regeneron Pharmaceuticals, Inc.*                    6,108            31,212
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                     82,417
                                                               ---------------
TOTAL HEALTH CARE                                                    4,978,985
                                                               ---------------
INFORMATION TECHNOLOGY 16.5%

   SOFTWARE 5.7%
   Take-Two Interactive Software, Inc.*+               4,945           193,350
   Hyperion Solutions Corp.*+                          4,269           188,306
   Kronos, Inc./MA*                                    3,411           174,336
   Factset Research Systems, Inc.+                     5,126           169,209
   Micros Systems, Inc.*                               4,054           148,822

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Ansys, Inc.*                                        3,423   $       117,101
   Serena Software, Inc.*+                             4,774           113,430
   Progress Software Corp.*                            3,952           103,621
   Filenet Corp.*                                      4,326            98,546
   Internet Security Systems, Inc.*                    5,020            91,866
   Altiris, Inc.*+                                     2,955            70,477
   Manhattan Associates, Inc.*                         3,291            67,038
   Sonic Solutions, Inc.*                              2,563            38,573
   Catapult Communications Corp.*                      1,592            33,989
   Napster, Inc.*+                                     4,590            29,881
                                                               ---------------
TOTAL SOFTWARE                                                       1,638,545
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.1%
   Flir Systems, Inc.*+                                7,490           226,947
   Trimble Navigation Ltd.*                            5,683           192,142
   Cognex Corp.                                        5,043           125,470
   Dionex Corp.*                                       2,289           124,751
   Global Imaging Systems, Inc.*                       2,539            90,033
   Rogers Corp.*                                       1,837            73,480
   Scansource, Inc.*                                   1,380            71,525
   Littelfuse, Inc.*                                   2,434            69,734
   MTS Systems Corp.                                   2,240            65,027
   Daktronics, Inc.*                                   2,074            44,902
   BEI Technologies, Inc.                              1,620            38,831
   X-Rite, Inc.                                        2,288            34,412
   Keithley Instruments, Inc.                          1,776            28,647
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,185,901
                                                               ---------------
   IT CONSULTING & SERVICES 2.5%
   Global Payments, Inc.+                              4,213           271,696
   CACI International, Inc. -- Class A*                3,200           176,736
   eFunds Corp.*                                       5,350           119,412
   Mantech International Corp. --
          Class A*                                     3,550            81,899
   Talx Corp.                                          2,262            41,078
   Startek, Inc.                                       1,583            26,594
   Carreker Corp.*                                     2,713            15,220
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         732,635
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 1.3%
   Microsemi Corp.*                                    6,535           106,455
   ATMI, Inc.*                                         3,444            86,238
   Power Integrations, Inc.*                           3,394            70,901
   Helix Technology Corp.                              2,862            44,275
   Kulicke & Soffa Industries, Inc.*                   5,591            35,167
   Supertex, Inc.*                                     1,430            26,183
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             369,219
                                                               ---------------


76 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES 1.2%
   Websense, Inc.*                                     2,559   $       137,674
   WebEx Communications, Inc.*+                        4,895           105,683
   j2 Global Communications, Inc.*                     2,574            88,314
   Zix Corp.*+                                         3,526            13,188
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                     344,859
                                                               ---------------
   COMPUTERS & PERIPHERALS 0.9%
   Avid Technology, Inc.*+                             3,716           201,110
   Synaptics, Inc.*                                    2,794            64,821
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          265,931
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.8%
   Harmonic, Inc.*                                     7,911            75,629
   Inter-Tel, Inc.                                     2,832            69,384
   ViaSat, Inc.*                                       2,933            54,818
   Digi International, Inc.*                           2,370            32,516
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         232,347
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         4,769,437
                                                               ---------------
INDUSTRIALS 16.0%

   MACHINERY 5.1%
   Oshkosh Truck Corp.                                 3,918           321,237
   IDEX Corp.                                          5,551           223,983
   Toro Co.+                                           2,505           221,692
   Clarcor, Inc.                                       2,800           145,488
   Manitowoc Co., Inc.                                 3,231           130,500
   JLG Industries, Inc.                                5,430           117,017
   Kaydon Corp.+                                       3,090            97,026
   CUNO, Inc.*                                         1,855            95,328
   Wabash National Corp.+                              3,324            81,106
   Lindsay Manufacturing Co.                           1,291            24,632
   Milacron, Inc.*                                     5,324            16,238
                                                               ---------------
TOTAL MACHINERY                                                      1,474,247
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.6%
   Brady Corp. -- Class A                              5,298           171,390
   John H. Harland Co.                                 3,049           104,764
   Watson Wyatt & Co., Holdings                        3,557            96,750
   Labor Ready, Inc.*+                                 4,599            85,771
   Heidrick & Struggles International,
     Inc.*                                             2,102            77,291
   Pre-Paid Legal Services, Inc.+                      1,703            57,630
   Coinstar, Inc.*                                     2,692            57,070
   Administaff, Inc.                                   2,783            40,632
   Vertrue, Inc.*+                                     1,033            36,610
   CPI Corp.                                             853            12,880
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   740,788
                                                               ---------------
   AEROSPACE & DEFENSE 2.5%
   Engineered Support Systems, Inc.                    2,920           156,278
   Armor Holdings, Inc.*                               3,637           134,896

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Gencorp, Inc.                                       5,800   $       116,000
   Teledyne Technologies, Inc.*                        3,583           112,148
   EDO Corp.                                           2,190            65,809
   Mercury Computer Systems, Inc.*                     2,303            63,517
   Ceradyne, Inc.*                                     2,665            59,616
   Applied Signal Technology, Inc.                     1,224            28,030
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              736,294
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.9%
   Roper Industries, Inc.                              4,619           302,544
   Acuity Brands, Inc.+                                4,652           125,604
   Baldor Electric Co.                                 3,614            93,277
   Artesyn Technologies, Inc.*+                        4,298            37,436
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             558,861
                                                               ---------------
   ROAD & RAIL 1.8%
   Landstar System, Inc.*                              6,644           217,591
   Heartland Express, Inc.                             8,219           157,394
   Knight Transportation, Inc.                         6,194           152,806
                                                               ---------------
TOTAL ROAD & RAIL                                                      527,791
                                                               ---------------
   BUILDING PRODUCTS 0.9%
   Simpson Manufacturing Co., Inc.                     5,220           161,298
   ElkCorp                                             2,179            83,804
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                245,102
                                                               ---------------
   AIR FREIGHT & COURIERS 0.8%
   EGL, Inc.*                                          5,620           128,136
   Forward Air Corp.                                   2,351           100,106
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           228,242
                                                               ---------------
   MARINE 0.4%
   Kirby Corp.*                                        2,720           114,322
                                                               ---------------
TOTAL MARINE                                                           114,322
                                                               ---------------
TOTAL INDUSTRIALS                                                    4,625,647
                                                               ---------------
FINANCIALS 9.4%

   BANKS 5.7%
   East-West Bancorp, Inc.                          5,743              212,031
   UCBH Holdings, Inc.                              4,981              198,742
   First Bancorp Puerto Rico+                       4,417              186,618
   Hudson United Bancorp                            4,925              173,606
   First Midwest Bancorp, Inc./IL                   5,083              165,096
   United Bankshares, Inc.                          4,720              156,421
   Southwest Bancorp of Texas, Inc.+                7,672              140,781
   Wintrust Financial Corp.                         2,362              111,227
   Republic Bancorp, Inc./MI                        7,720              104,529
   TrustCo Bank Corp./NY                            8,140               93,529
   PrivateBancorp, Inc.                             2,227               69,950
   Nara Bancorp, Inc.                               2,550               35,827
                                                               ---------------
TOTAL BANKS                                                          1,648,357
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   REAL ESTATE 2.0%
   New Century Financial Corp.                         5,988   $       280,358
   Essex Property Trust, Inc.+                         2,513           173,247
   Kilroy Realty Corp.                                 3,120           127,639
                                                               ---------------
TOTAL REAL ESTATE                                                      581,244
                                                               ---------------
   INSURANCE 1.1%
   Philadelphia Consolidated
     Holding Co.*                                     2,440            189,173
   Hilb Rogal & Hobbs Co.                              3,941           141,088
                                                               ---------------
TOTAL INSURANCE                                                        330,261
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 0.4%
   BankAtlantic Bancorp, Inc. -- Class A               6,555           114,057
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       114,057
                                                               ---------------
   CONSUMER FINANCE 0.2%
   World Acceptance Corp.*                             2,050            52,316
                                                               ---------------
TOTAL CONSUMER FINANCE                                                  52,316
                                                               ---------------
TOTAL FINANCIALS                                                     2,726,235
                                                               ---------------
   ENERGY 9.2%
   OIL & GAS 5.8%
   Patina Oil & Gas Corp.                              7,741           309,640
   Vintage Petroleum, Inc.+                            7,206           226,701
   Southwestern Energy Co.*                            3,972           225,451
   Cabot Oil & Gas Corp.                               3,623           199,808
   Cimarex Energy Co.*+                                4,560           177,840
   St. Mary Land & Exploration Co.                     3,138           157,057
   Frontier Oil Corp.                                  2,952           107,040
   Remington Oil & Gas Corp.*                          3,035            95,663
   Penn Virginia Corp.                                 2,015            92,488
   Petroleum Development Corp.*                        1,814            68,370
                                                               ---------------
TOTAL OIL & GAS                                                      1,660,058
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 3.4%
   Unit Corp.*+                                        5,009           226,256
   Cal Dive International, Inc.*+                      4,201           190,305
   Hydril*+                                            2,542           148,478
   Lone Star Technologies, Inc.*+                      3,185           125,585
   CARBO Ceramics, Inc.                                1,747           122,552
   Atwood Oceanics, Inc.*                              1,650           109,791
   Tetra Technologies, Inc.*                           2,449            69,650
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      992,617
                                                               ---------------
TOTAL ENERGY                                                         2,652,675
                                                               ---------------
MATERIALS 5.0%

   METALS & MINING 2.0%
   Massey Energy Co.+                                  8,334           333,693
   Cleveland-Cliffs, Inc.+                             2,360           171,973
   Amcol International Corp.                           3,215            60,314
                                                               ---------------
TOTAL METALS & MINING                                                  565,980
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONSTRUCTION MATERIALS 1.5%
   Florida Rock Industries, Inc.+                      4,752   $       279,513
   Headwaters, Inc.*+                                  4,339           142,406
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           421,919
                                                               ---------------
   CHEMICALS 0.9%
   Georgia Gulf Corp.                                  3,666           168,563
   MacDermid, Inc.+                                    3,323           107,997
                                                               ---------------
TOTAL CHEMICALS                                                        276,560
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.6%
   Wausau-Mosinee Paper Corp.                          5,665            80,103
   Neenah Paper, Inc.+                                 1,640            55,137
   Deltic Timber Corp.                                 1,329            51,964
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          187,204
                                                               ---------------
TOTAL MATERIALS                                                      1,451,663
                                                               ---------------
CONSUMER STAPLES 3.4%

   FOOD PRODUCTS 1.4%
   Ralcorp Holdings, Inc.                              3,205           151,757
   Delta & Pine Land Co.                               4,223           114,021
   Sanderson Farms, Inc.                               2,183            94,327
   Lance, Inc.                                         3,246            52,163
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    412,268
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.9%
   Rayovac Corp.*+                                     4,554           189,447
   WD-40 Co.                                           1,813            58,904
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               248,351
                                                               ---------------
   PERSONAL PRODUCTS 0.7%
   NBTY, Inc.*                                         7,324           183,759
   Natures Sunshine Products, Inc.                     1,684            28,915
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                212,674
                                                               ---------------
   FOOD & DRUG RETAILING 0.4%
   United Natural Foods, Inc.*                         4,384           125,514
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            125,514
                                                               ---------------
TOTAL CONSUMER STAPLES                                                 998,807
                                                               ---------------
UTILITIES 1.4%

   MULTI-UTILITIES 0.9%
   Energen Corp.                                       3,995           266,067
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  266,067
                                                               ---------------
   GAS UTILITIES 0.5%
   New Jersey Resources Corp.                          3,050           132,766
                                                               ---------------
TOTAL GAS UTILITIES                                                    132,766
                                                               ---------------
TOTAL UTILITIES                                                        398,833
                                                               ---------------


78 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.4%

   DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
   Commonwealth Telephone Enterprises,
     Inc.*                                             2,292   $       108,045
                                                               ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            108,045
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       108,045
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $24,016,607)                                               28,810,712
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                                  ----------

REPURCHASE AGREEMENTS 0.4%

Repurchase Agreement (Note 6)
   2.63% due 04/01/05                             $   39,358            39,358
   2.60% due 04/01/05                                 29,518            29,518
   2.57% due 04/01/05                                 29,518            29,518
   2.55% due 04/01/05                                 32,985            32,985
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $131,379)                                                     131,379
                                                               ---------------

SECURITIES LENDING COLLATERAL 14.4%

Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              4,154,408         4,154,408
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,154,408)                                                 4,154,408
                                                               ---------------
TOTAL INVESTMENTS 114.4%
   (Cost $28,302,394)                                          $    33,096,499
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.4)%                                      $   (4,164,522)
                                                               ===============
NET ASSETS - 100.0%                                            $    28,931,977

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      9.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 100.0%

CONSUMER DISCRETIONARY 21.9%
   SPECIALTY RETAIL 10.1%
   Chico's FAS, Inc.*+                                 8,890   $       251,231
   Abercrombie & Fitch Co. -- Class A+                 4,342           248,536
   Michaels Stores, Inc.+                              6,759           245,352
   American Eagle Outfitters, Inc.                     7,338           216,838
   Ross Stores, Inc.+                                  7,345           214,033
   Williams-Sonoma, Inc.*+                             5,800           213,150
   Petsmart, Inc.+                                     7,234           207,978
   Urban Outfitters, Inc.*                             4,027           193,175
   Advance Auto Parts, Inc.*                           3,660           184,647
   CarMax, Inc.*                                       5,186           163,359
   O'Reilly Automotive, Inc.*+                         2,751           136,257
   Claire's Stores, Inc.+                              4,928           113,541
   Pacific Sunwear of California, Inc.*+               3,695           103,386
   Aeropostale, Inc.*+                                 2,768            90,652
   Regis Corp.                                         2,204            90,210
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               2,672,345
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 5.4%
   Mandalay Resort Group                               4,089           288,234
   Boyd Gaming Corp.                                   4,343           226,487
   Outback Steakhouse, Inc.                            3,677           168,370
   Brinker International, Inc.*                        4,309           156,072
   International Speedway Corp. --
     Class A                                           2,653           143,925
   Cheesecake Factory, Inc.*+                          3,878           137,475
   GTECH Holdings Corp.                                5,773           135,839
   Applebee's International, Inc.                      4,033           111,149
   Ruby Tuesday, Inc.+                                 3,234            78,554
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,446,105
                                                               ---------------
   MEDIA 2.9%
   Washington Post Co. -- Class B                        472           421,968
   Harte-Hanks, Inc.                                   4,250           117,130
   Valassis Communications, Inc.*                      2,550            89,148
   Reader's Digest Association, Inc.                   4,961            85,875
   Catalina Marketing Corp.+                           2,604            67,444
                                                               ---------------
TOTAL MEDIA                                                            781,565
                                                               ---------------
   HOUSEHOLD DURABLES 1.6%
   Harman International Industries, Inc.               3,340           295,456
   Blyth, Inc.                                         2,035            64,794
   Tupperware Corp.+                                   2,913            59,309
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               419,559
                                                               ---------------
   MULTILINE RETAIL 0.6%
   Dollar Tree Stores, Inc.*+                          5,632           161,807
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 161,807
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AUTO COMPONENTS 0.5%
   Gentex Corp.+                                       3,865   $       123,294
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  123,294
                                                               ---------------
   TEXTILES & APPAREL 0.5%
   Timberland Co. -- Class A*                          1,718           121,858
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               121,858
                                                               ---------------
   AUTOMOBILES 0.3%
   Thor Industries, Inc.+                              2,828            84,585
                                                               ---------------
TOTAL AUTOMOBILES                                                       84,585
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         5,811,118
                                                               ---------------
HEALTH CARE 17.3%

   HEALTH CARE PROVIDERS & SERVICES 6.4%
   Coventry Health Care, Inc.*                         5,292           360,597
   Patterson Cos., Inc.*+                              6,830           341,159
   Lincare Holdings, Inc.*+                            4,997           221,017
   Henry Schein, Inc.*+                                4,313           154,578
   Covance, Inc.*                                      3,110           148,067
   Renal Care Group, Inc.*                             3,355           127,289
   LifePoint Hospitals, Inc.*+                         2,347           102,892
   Westwood One, Inc.*                                 4,785            97,375
   VCA Antech, Inc.*                                   4,086            82,660
   Apria Healthcare Group, Inc.*                       2,412            77,425
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,713,059
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 5.1%
   Varian Medical Systems, Inc.*+                      6,766           231,938
   DENTSPLY International, Inc.                        4,015           218,456
   Beckman Coulter, Inc.+                              3,024           200,945
   Hillenbrand Industries, Inc.                        3,081           170,903
   Cytyc Corp.*                                        5,568           128,120
   Edwards Lifesciences Corp.*+                        2,960           127,931
   Inamed Corp.*                                       1,787           124,875
   Gen-Probe, Inc.*                                    2,476           110,331
   Visx, Inc.*                                         2,472            57,944
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,371,443
                                                               ---------------
   PHARMACEUTICALS 3.6%
   Sepracor, Inc.*+                                    5,232           300,369
   Barr Pharmaceuticals, Inc.*                         5,103           249,180
   IVAX Corp.*+                                       12,484           246,809
   Valeant Pharmaceuticals International               4,549           102,443
   Par Pharmaceutical Cos., Inc.*+                     1,687            56,413
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  955,214
                                                               ---------------
   BIOTECHNOLOGY 2.2%
   Charles River Laboratories International,
     Inc.*+                                            3,223           151,610
   Cephalon, Inc.*+                                    2,870           134,402
   Martek Biosciences Corp.*+                          1,545            89,903
   Protein Design Labs, Inc.*                          5,251            83,963


80 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Techne Corp.*+                                      1,915   $        76,945
   Vertex Pharmaceuticals, Inc.*                       3,996            37,403
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    574,226
                                                               ---------------
TOTAL HEALTH CARE                                                    4,613,942
                                                               ---------------
INDUSTRIALS 16.4%

   COMMERCIAL SERVICES & SUPPLIES 6.1%
   Dun & Bradstreet Corp.*                             3,457           212,433
   ChoicePoint, Inc.*+                                 4,416           177,126
   Career Education Corp.*+                            5,103           174,829
   HNI Corp.                                           2,793           125,545
   ITT Educational Services, Inc.*+                    2,286           110,871
   Herman Miller, Inc.+                                3,515           105,872
   Copart, Inc.*                                       4,477           105,478
   Education Management Corp.*                         3,657           102,213
   Deluxe Corp.                                        2,489            99,211
   Stericycle, Inc.*+                                  2,241            99,052
   Brink's Co.                                         2,823            97,676
   Corinthian Colleges, Inc.*                          4,506            70,834
   Rollins, Inc.                                       3,412            63,463
   Sotheby's Holdings, Inc. -- Class A*+               3,160            53,594
   Korn/Ferry International, Inc.*                     1,937            36,861
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,635,058
                                                               ---------------
   MACHINERY 2.8%
   Pentair, Inc.+                                      5,011           195,429
   Graco, Inc.+                                        3,442           138,919
   Donaldson Co., Inc.+                                4,141           133,671
   Harsco Corp.                                        2,050           122,201
   Crane Co.+                                          2,729            78,568
   Nordson Corp.                                       1,810            66,644
                                                               ---------------
TOTAL MACHINERY                                                        735,432
                                                               ---------------
   AIR FREIGHT & COURIERS 1.9%
   Expeditors International Washington,
     Inc.+                                             5,310           284,350
   C.H. Robinson Worldwide, Inc.+                      4,247           218,848
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           503,198
                                                               ---------------
   AEROSPACE & DEFENSE 1.5%
   Precision Castparts Corp.                           3,270           251,823
   Alliant Techsystems, Inc.*+                         1,881           134,397
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              386,220
                                                               ---------------
   ROAD & RAIL 1.1%
   J.B. Hunt Transport Services, Inc.                  4,048           177,181
   CNF, Inc.                                           2,569           120,204
                                                               ---------------
TOTAL ROAD & RAIL                                                      297,385
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.1%
   Hubbell, Inc. -- Class B                            3,032           154,935
   AMETEK, Inc.                                        3,410           137,253
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             292,188
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TRADING COMPANIES & DISTRIBUTORS 0.8%
   Fastenal Co.+                                       3,778   $       208,961
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 208,961
                                                               ---------------
   AIRLINES 0.5%
   JetBlue Airways Corp.*+                             5,164            98,323
   AirTran Holdings, Inc.*+                            4,265            38,598
                                                               ---------------
TOTAL AIRLINES                                                         136,921
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Carlisle Cos., Inc.                                 1,547           107,934
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         107,934
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.2%
   Dycom Industries, Inc.*+                            2,421            55,659
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                        55,659
                                                               ---------------
TOTAL INDUSTRIALS                                                    4,358,956
                                                               ---------------
INFORMATION TECHNOLOGY 15.1%
   IT CONSULTING & SERVICES 3.9%
   Cognizant Technology Solutions
     Corp.*+                                           6,626           306,121
   DST Systems, Inc.*                                  4,171           192,617
   Alliance Data Systems Corp.*+                       4,069           164,388
   Certegy, Inc.                                       3,117           107,910
   Acxiom Corp.                                        4,301            90,020
   Titan Corp.*                                        4,216            76,563
   Gartner, Inc. -- Class A*+                          5,519            52,817
   CSG Systems International, Inc.*                    2,543            41,425
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       1,031,861
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 3.1%
   Microchip Technology, Inc.                         10,276           267,279
   Lam Research Corp.*+                                6,789           195,930
   Cree, Inc.*+                                        3,680            80,040
   Silicon Laboratories, Inc.*                         2,586            76,830
   Integrated Circuit Systems, Inc.*                   3,498            66,882
   Semtech Corp.*+                                     3,688            65,905
   Micrel, Inc.*+                                      4,480            41,306
   Cabot Microelectronics Corp.*+                      1,233            38,691
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             832,863
                                                               ---------------
   SOFTWARE 2.7%
   McAfee, Inc.*+                                      7,975           179,916
   Macromedia, Inc.*+                                  3,539           118,556
   Reynolds & Reynolds Co. -- Class A                  3,221            87,160
   Jack Henry & Associates, Inc.                       4,508            81,099
   Wind River Systems, Inc.*                           4,096            61,768
   Macrovision Corp.*+                                 2,478            56,474
   RSA Security, Inc.*                                 3,462            54,873
   Transaction Systems Architects,
     Inc. -- Class A*                                  1,964            45,466


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Advent Software, Inc.*                              1,626   $        29,561
                                                               ---------------
TOTAL SOFTWARE                                                         714,873
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Harris Corp.                                        6,662           217,514
   F5 Networks, Inc.*+                                 1,826            92,195
   Plantronics, Inc.+                                  2,413            91,887
   ADTRAN, Inc.+                                       3,807            67,156
   Avocent Corp.*                                      2,476            63,534
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         532,286
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
   CDW Corp.+                                          4,137           234,485
   Amphenol Corp. -- Class A+                          4,408           163,272
   National Instruments Corp.+                         3,939           106,550
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               504,307
                                                               ---------------
   COMPUTERS & PERIPHERALS 0.7%
   Diebold, Inc.                                       3,562           195,376
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          195,376
                                                               ---------------
   OFFICE ELECTRONICS 0.7%
   Zebra Technologies Corp. --
     Class A*+                                         3,573           169,682
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                               169,682
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.1%
   Retek, Inc.*                                        2,788            31,281
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                      31,281
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         4,012,529
                                                               ---------------
FINANCIALS 11.9%

   BANKS 4.4%
   Commerce Bancorp, Inc./NJ+                          7,906           256,708
   Associated Banc-Corp.                               6,446           201,309
   TCF Financial Corp.+                                6,914           187,715
   Bank of Hawaii Corp.                                2,637           119,351
   Wilmington Trust Corp.                              3,354           117,725
   Cullen/Frost Bankers, Inc.                          2,590           116,938
   Westamerica Bancorporation                          1,584            82,004
   Silicon Valley Bancshares*+                         1,790            78,867
                                                               ---------------
TOTAL BANKS                                                          1,160,617
                                                               ---------------
   CAPITAL MARKETS 3.8%
   Legg Mason, Inc.+                                   5,414           423,050
   SEI Investments Co.                                 5,107           184,669
   Investors Financial Services Corp.+                 3,306           161,697
   Eaton Vance Corp.                                   6,684           156,673
   Waddell & Reed Financial, Inc. --
     Class A                                           4,118            81,289
                                                               ---------------
TOTAL CAPITAL MARKETS                                                1,007,378
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   REAL ESTATE 2.3%
   Developers Diversified Realty Corp.                 5,366   $       213,298
   Weingarten Realty Investors+                        4,431           152,914
   United Dominion Realty Trust, Inc.                  6,605           137,846
   Rayonier, Inc.                                      2,484           123,033
                                                               ---------------
TOTAL REAL ESTATE                                                      627,091
                                                               ---------------
   INSURANCE 1.1%
   Brown & Brown, Inc.                                 3,446           158,826
   Arthur J. Gallagher & Co.                           4,606           132,653
                                                               ---------------
TOTAL INSURANCE                                                        291,479
                                                               ---------------
   CONSUMER FINANCE 0.3%
   MoneyGram International, Inc.                       4,405            83,211
                                                               ---------------
TOTAL CONSUMER FINANCE                                                  83,211
                                                               ---------------
TOTAL FINANCIALS                                                     3,169,776
                                                               ---------------
ENERGY 6.4%

   OIL & GAS 3.4%
   Murphy Oil Corp.                                    4,581           452,282
   Noble Energy, Inc.+                                 2,926           199,027
   Plains Exploration & Production Co.*                3,838           133,946
   Western Gas Resources, Inc.                         3,687           127,017
                                                               ---------------
TOTAL OIL & GAS                                                        912,272
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 3.0%
   Smith International, Inc.+                          5,224           327,701
   Patterson-UTI Energy, Inc.+                         8,335           208,542
   Grant Prideco, Inc.*                                6,150           148,584
   FMC Technologies, Inc.*                             3,409           113,111
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      797,938
                                                               ---------------
TOTAL ENERGY                                                         1,710,210
                                                               ---------------
MATERIALS 4.4%

   CHEMICALS 2.3%
   Lyondell Chemical Co.+                             12,036           336,045
   Crompton Corp.+                                     6,950           101,470
   Airgas, Inc.+                                       3,735            89,229
   Olin Corp.                                          3,493            77,894
                                                               ---------------
TOTAL CHEMICALS                                                        604,638
                                                               ---------------
   METALS & MINING 1.6%
   Peabody Energy Corp.                                6,440           298,558
   Arch Coal, Inc.                                     3,103           133,460
                                                               ---------------
TOTAL METALS & MINING                                                  432,018
                                                               ---------------
   CONTAINERS & PACKAGING 0.5%
   Packaging Corporation of America+                   5,327           129,393
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           129,393
                                                               ---------------
TOTAL MATERIALS                                                      1,166,049
                                                               ---------------


82 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER STAPLES 3.8%
   FOOD PRODUCTS 1.4%
   Hormel Foods Corp.+                                 6,915   $       215,126
   Tootsie Roll Industries, Inc.                       2,685            80,545
   Lancaster Colony Corp.                              1,748            74,377
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    370,048
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.2%
   Energizer Holdings, Inc.*                           3,608           215,759
   Church & Dwight Co., Inc.                           3,107           110,205
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               325,964
                                                               ---------------
   FOOD & DRUG RETAILING 1.2%
   Whole Foods Market, Inc.+                           3,097           316,297
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            316,297
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,012,309
                                                               ---------------
UTILITIES 2.6%
   MULTI-UTILITIES 1.6%
   Questar Corp.                                       4,200           248,850
   Equitable Resources, Inc.                           3,063           175,939
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  424,789
                                                               ---------------
   ELECTRIC UTILITIES 0.6%
   DPL, Inc.+                                          6,300           157,500
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               157,500
                                                               ---------------
   WATER UTILITIES 0.4%
   Aqua America, Inc.                                  4,641           113,008
                                                               ---------------
TOTAL WATER UTILITIES                                                  113,008
                                                               ---------------
TOTAL UTILITIES                                                        695,297
                                                               ---------------
TELECOMMUNICATION SERVICES 0.2%

   DIVERSIFIED TELECOMMUNICATION
     SERVICES 0.2%
   Cincinnati Bell, Inc.*+                            12,215            51,914
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                           51,914
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                        51,914
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $23,790,773)                                               26,602,100
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%

Repurchase Agreement (Note 6)
   2.63% due 04/01/05                        $        40,342   $        40,342
   2.60% due 04/01/05                                 30,257            30,257
   2.57% due 04/01/05                                 30,257            30,257
   2.55% due 04/01/05                                 33,810            33,810
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $134,666)                                                     134,666
                                                               ---------------

SECURITIES LENDING COLLATERAL 30.0%

Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              7,972,274         7,972,274
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,972,274)                                                 7,972,274
                                                               ---------------
TOTAL INVESTMENTS 130.5%
   (Cost $31,897,713)                                          $    34,709,040
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (30.5)%                                      $    (8,108,960)
                                                               ===============
NET ASSETS - 100.0%                                            $    26,600,080

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      9


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.7%

INFORMATION TECHNOLOGY 23.4%
   SOFTWARE 7.7%
   Microsoft Corp.                                    63,903   $     1,544,535
   Oracle Corp.*                                      30,153           376,309
   Adobe Systems, Inc.+                                1,427            95,852
   Electronic Arts, Inc.*+                             1,824            94,447
   Symantec Corp.*+                                    4,223            90,077
   Computer Associates International,
     Inc.+                                             3,277            88,807
   Intuit, Inc.*                                       1,103            48,278
   Autodesk, Inc.                                      1,364            40,593
   Citrix Systems, Inc.*+                              1,011            24,082
   Mercury Interactive Corp.*+                           501            23,737
   Parametric Technology Corp.*                        1,510             8,441
                                                               ---------------
TOTAL SOFTWARE                                                       2,435,158
                                                               ---------------
   COMPUTERS & PERIPHERALS 5.6%
   International Business Machines
     Corp.                                             9,314           851,113
   Dell, Inc.*                                        14,593           560,663
   Apple Computer, Inc.*                               4,812           200,516
   Network Appliance, Inc.*+                           2,137            59,109
   Lexmark International, Inc.*                          732            58,538
   QLogic Corp.*+                                        553            22,397
   Gateway, Inc.*                                      2,092             8,431
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        1,760,767
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.0%
   Intel Corp.                                        37,140           862,762
   Maxim Integrated Products, Inc.+                    1,938            79,206
   Analog Devices, Inc.                                2,105            76,075
   Linear Technology Corp.+                            1,818            69,647
   Xilinx, Inc.+                                       2,078            60,740
   Broadcom Corp. -- Class A*+                         1,967            58,853
   Altera Corp.*                                       2,186            43,239
   PMC - Sierra, Inc.*+                                  997             8,774
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           1,259,296
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 3.9%
   Cisco Systems, Inc.*                               38,783           693,828
   Qualcomm, Inc.                                      9,770           358,071
   Corning, Inc.*+                                     7,849            87,359
   Lucent Technologies, Inc.*+                        24,749            68,060
   Avaya, Inc.*                                        2,565            29,959
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       1,237,277
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   IT CONSULTING & SERVICES 1.3%
   First Data Corp.                                    4,646   $       182,634
   Automatic Data Processing, Inc.                     3,263           146,672
   Paychex, Inc.+                                      2,250            73,845
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         403,151
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.9%
   Yahoo!, Inc.*+                                      8,122           275,336
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                     275,336
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0%
   Symbol Technologies, Inc.                           1,350            19,561
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                19,561
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         7,390,546
                                                               ---------------
CONSUMER STAPLES 18.5%

   FOOD & DRUG RETAILING 5.0%
   Wal-Mart Stores, Inc.+                             23,709         1,188,058
   Walgreen Co.                                        5,875           260,967
   Sysco Corp.+                                        3,577           128,057
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                          1,577,082
                                                               ---------------
   BEVERAGES 4.4%
   Coca-Cola Co.                                      13,907           579,505
   PepsiCo, Inc.                                       9,683           513,490
   Anheuser-Busch Cos., Inc.+                          4,426           209,748
   Pepsi Bottling Group, Inc.+                         1,404            39,101
   Brown-Forman Corp. -- Class B                         676            37,011
                                                               ---------------
TOTAL BEVERAGES                                                      1,378,855
                                                               ---------------
   HOUSEHOLD PRODUCTS 3.6%
   Procter & Gamble Co.+                              14,204           752,812
   Kimberly-Clark Corp.                                2,735           179,772
   Colgate-Palmolive Co.                               2,970           154,945
   Clorox Co.                                            853            53,730
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                             1,141,259
                                                               ---------------
   TOBACCO 2.6%
   Altria Group, Inc.+                                11,793           771,144
   UST, Inc.                                             926            47,874
                                                               ---------------
TOTAL TOBACCO                                                          819,018
                                                               ---------------
   FOOD PRODUCTS 1.7%
   Sara Lee Corp.+                                     4,513           100,008
   Kellogg Co.                                         2,311            99,997
   Hershey Foods Corp.                                 1,376            83,193
   WM Wrigley Jr Co.                                   1,259            82,553
   H.J. Heinz Co.                                      1,957            72,096
   Campbell Soup Co.                                   2,309            67,007
   McCormick & Co., Inc.                                 775            26,683
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    531,537
                                                               ---------------


84 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   PERSONAL PRODUCTS 1.2%
   Gillette Co.                                        5,555   $       280,417
   Avon Products, Inc.                                 2,648           113,705
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                394,122
                                                               ---------------
TOTAL CONSUMER STAPLES                                               5,841,873
                                                               ---------------
HEALTH CARE 17.6%

   PHARMACEUTICALS 10.1%
   Johnson & Johnson, Inc.+                           17,056         1,145,481
   Abbott Laboratories                                 8,952           417,342
   Merck & Co., Inc.                                  12,412           401,777
   Eli Lilly & Co.                                     6,502           338,754
   Wyeth                                               7,471           315,127
   Bristol-Myers Squibb Co.+                          10,894           277,361
   Schering-Plough Corp.                               8,239           149,538
   Forest Laboratories, Inc.*                          2,057            76,006
   Allergan, Inc.                                        745            51,755
                                                               ---------------
TOTAL PHARMACEUTICALS                                                3,173,141
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 4.0%
   Medtronic, Inc.                                     6,767           344,779
   Boston Scientific Corp.*                            4,723           138,337
   Guidant Corp.                                       1,784           131,837
   Baxter International, Inc.                          3,453           117,333
   Zimmer Holdings, Inc.*+                             1,377           107,144
   Stryker Corp.                                       2,259           100,774
   Becton, Dickinson & Co.                             1,420            82,956
   St. Jude Medical, Inc.*                             2,002            72,072
   Biomet, Inc.                                        1,511            54,849
   C.R. Bard, Inc.                                       581            39,554
   Hospira, Inc.*                                        869            28,043
   Waters Corp.*                                         673            24,087
   Millipore Corp.*                                      277            12,022
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,253,787
                                                               ---------------
   BIOTECHNOLOGY 2.0%
   Amgen, Inc.*                                        7,464           434,479
   Gilead Sciences, Inc.*                              2,565            91,827
   Genzyme Corp.*                                      1,474            84,372
   Medimmune, Inc.*+                                   1,492            35,525
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    646,203
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.5%
   UnitedHealth Group, Inc.+                           3,662           349,281
   Quest Diagnostics, Inc.+                              560            58,873
   Express Scripts, Inc.*+                               451            39,323
   IMS Health, Inc.                                    1,310            31,951
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 479,428
                                                               ---------------
TOTAL HEALTH CARE                                                    5,552,559
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

INDUSTRIALS 15.5%
   INDUSTRIAL CONGLOMERATES 8.0%
   General Electric Co.                               59,191       $ 2,134,428
   3M Co.                                              4,473           383,291
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                       2,517,719
                                                               ---------------
   AEROSPACE & DEFENSE 2.4%
   United Technologies Corp.                           2,868           291,561
   Boeing Co.                                          4,699           274,704
   Lockheed Martin Corp.                               2,484           151,673
   Rockwell Collins, Inc.                                994            47,304
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              765,242
                                                               ---------------
   MACHINERY 1.6%
   Caterpillar, Inc.                                   1,911           174,742
   Illinois Tool Works, Inc.                           1,662           148,799
   Danaher Corp.+                                      1,729            92,346
   Paccar, Inc.                                        1,035            74,924
   Navistar International Corp.*                         386            14,050
                                                               ---------------
TOTAL MACHINERY                                                        504,861
                                                               ---------------
   AIR FREIGHT & COURIERS 1.5%
   United Parcel Service, Inc. -- Class B              6,442           468,591
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           468,591
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Apollo Group, Inc. -- Class A*+                     1,106            81,910
   Pitney Bowes, Inc.                                  1,299            58,611
   H&R Block, Inc.                                       917            46,382
   Cintas Corp.+                                       1,023            42,260
   Avery Dennison Corp.                                  612            37,901
   Robert Half International, Inc.                       973            26,232
   Equifax, Inc.                                         760            23,325
   Monster Worldwide, Inc.*                              664            18,625
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   335,246
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.7%
   Emerson Electric Co.                                2,357           153,040
   Rockwell Automation, Inc.                           1,034            58,566
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             211,606
                                                               ---------------
   BUILDING PRODUCTS 0.2%
   American Standard Cos., Inc.                        1,205            56,008
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                 56,008
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.                                           475            26,329
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                        26,329
                                                               ---------------
   AIRLINES 0.0%
   Delta Air Lines, Inc.*+                               784             3,175
                                                               ---------------
TOTAL AIRLINES                                                           3,175
                                                               ---------------
TOTAL INDUSTRIALS                                                    4,888,777
                                                               ---------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 9.6%

   SPECIALTY RETAIL 3.9%
   Home Depot, Inc.+                                  12,290   $       469,970
   Lowe's Cos., Inc.+                                  4,326           246,971
   The Gap, Inc.+                                      4,912           107,278
   Best Buy Co., Inc.                                  1,814            97,974
   Staples, Inc.                                       2,970            93,347
   TJX Cos., Inc.                                      2,700            66,501
   Bed Bath & Beyond, Inc.*+                           1,796            65,626
   AutoZone, Inc.*                                       445            38,137
   Sherwin-Williams Co.                                  795            34,972
   RadioShack Corp.                                      882            21,609
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               1,242,385
                                                               ---------------
   HOTELS RESTAURANTS & LEISURE 1.2%
   Starbucks Corp.*                                    2,391           123,519
   Yum! Brands, Inc.+                                  1,647            85,331
   Marriott International, Inc. --
     Class A+                                          1,251            83,642
   International Game Technology, Inc.                 1,932            51,507
   Harrah's Entertainment, Inc.+                         620            40,040
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     384,039
                                                               ---------------
   MULTILINE RETAIL 1.0%
   Target Corp.                                        5,020           251,100
   Dollar General Corp.                                1,837            40,249
   Family Dollar Stores, Inc.                            940            28,538
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 319,887
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.9%
   eBay, Inc.*                                         7,863           292,975
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        292,975
                                                               ---------------
   MEDIA 0.9%
   McGraw-Hill Cos., Inc.+                             1,066            93,008
   Omnicom Group                                       1,044            92,415
   NewYork Times Co. -- Class A                          813            29,740
   Knight-Ridder, Inc.+                                  431            28,985
   Dow Jones & Co., Inc.                                 463            17,302
   Meredith Corp.                                        278            12,997
                                                               ---------------
TOTAL MEDIA                                                            274,447
                                                               ---------------
   TEXTILES & APPAREL 0.6%
   Nike, Inc. -- Class B                               1,473           122,715
   Coach, Inc.*                                        1,060            60,028
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               182,743
                                                               ---------------
   HOUSEHOLD DURABLES 0.5%
   Fortune Brands, Inc.                                  813            65,552
   Black & Decker Corp.                                  452            35,703

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Newell Rubbermaid, Inc.+                            1,541   $        33,810
   Stanley Works                                         465            21,051
   Maytag Corp.                                          442             6,175
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               162,291
                                                               ---------------
   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.                               1,649            95,246
                                                               ---------------
TOTAL AUTOMOBILES                                                       95,246
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Mattel, Inc.                                        2,326            49,660
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      49,660
                                                               ---------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                          978            13,056
                                                               ---------------
TOTAL AUTO COMPONENTS                                                   13,056
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         3,016,729
                                                               ---------------
ENERGY 8.8%
   OIL & GAS 7.2%
   Exxon Mobil Corp.                                  37,070         2,209,372
   XTO Energy, Inc.+                                   1,944            63,841
                                                               ---------------
TOTAL OIL & GAS                                                      2,273,213
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.6%
   Schlumberger Ltd.                                   3,299           232,513
   Halliburton Co.                                     2,814           121,705
   Baker Hughes, Inc.+                                 1,883            83,775
   BJ Services Co.+                                      904            46,900
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      484,893
                                                               ---------------
TOTAL ENERGY                                                         2,758,106
                                                               ---------------
MATERIALS 2.8%
   CHEMICALS 2.4%
   EI Du Pont de Nemours & Co.                         5,704           292,273
   Dow Chemical Co.+                                   5,417           270,037
   Praxair, Inc.                                       1,824            87,297
   Ecolab, Inc.                                        1,438            47,526
   Sigma-Aldrich Corp.                                   411            25,174
   International Flavors & Fragrances,
     Inc.                                                527            20,816
   Hercules, Inc.*                                       622             9,007
                                                               ---------------
TOTAL CHEMICALS                                                        752,130
                                                               ---------------
   CONTAINERS & PACKAGING 0.2%
   Ball Corp.                                            624            25,884
   Sealed Air Corp.*                                     467            24,256
   Pactiv Corp.*                                         832            19,427
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                            69,567
                                                               ---------------


86 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   METALS & MINING 0.2%
   Freeport-McMoRan Copper & Gold,
     Inc. -- Class B+                                  1,004   $        39,768
   Allegheny Technologies, Inc.                          537            12,947
                                                               ---------------
TOTAL METALS & MINING                                                   52,715
                                                               ---------------
TOTAL MATERIALS                                                        874,412
                                                               ---------------
FINANCIALS 2.2%
   CONSUMER FINANCE 1.6%
   American Express Co.                                7,211           370,429
   SLM Corp.                                           2,406           119,915
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 490,344
                                                               ---------------
   REAL ESTATE 0.2%
   Simon Property Group, Inc.                          1,244            75,362
                                                               ---------------
TOTAL REAL ESTATE                                                       75,362
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.2%
   Moody's Corp.                                         830            67,114
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                            67,114
                                                               ---------------
   CAPITAL MARKETS 0.2%
   T. Rowe Price Group, Inc.                             740            43,941
   Federated Investors, Inc. -- Class B                  594            16,816
                                                               ---------------
TOTAL CAPITAL MARKETS                                                   60,757
                                                               ---------------
TOTAL FINANCIALS                                                       693,577
                                                               ---------------
TELECOMMUNICATION SERVICES 0.7%
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Nextel Communications, Inc. --
     Class A*+                                         6,644           188,822
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              188,822
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION
     SERVICES 0.1%
   Qwest Communications International,
     Inc.*+                                           10,438            38,621
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                           38,621
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       227,443
                                                               ---------------
UTILITIES 0.6%
   ELECTRIC UTILITIES 0.4%
   TXU Corp.+                                          1,346           107,182
   CenterPoint Energy, Inc.                            1,726            20,764
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               127,946
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   MULTI-UTILITIES 0.2%
   AES Corp.*+                                         3,635   $        59,541
                                                               ---------------
TOTAL MULTI-UTILITIES                                                   59,541
                                                               ---------------
TOTAL UTILITIES                                                        187,487
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $30,627,469)                                               31,431,509
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                                  ----------

SECURITIES LENDING COLLATERAL 3.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             $1,058,982         1,058,982
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,058,982)                                                 1,058,982
                                                               ---------------
TOTAL INVESTMENTS 103.0%
   (Cost $31,686,451)                                          $    32,490,491
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (3.0)%                                       $      (951,514)
                                                               ===============
NET ASSETS - 100.0%                                            $    31,538,977

*NON-INCOME PRODUCING SECURITY.
+ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE 9.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 84.9%
Farmer Mac*
   2.57% due 04/27/05                        $    50,000,000   $    49,907,195
   3.00% due 07/26/05                             50,000,000        49,516,667
   2.50% due 04/08/05                             25,000,000        24,987,847
   2.52% due 04/14/05                             25,000,000        24,977,250
   2.61% due 05/11/05                             25,000,000        24,927,500
   2.93% due 12/09/05                             25,000,000        24,487,250
   2.86% due 12/15/05                             20,000,000        19,590,067
   3.06% due 12/09/05                             20,000,000        19,571,600
Federal Farm Credit Bank*
   2.34% due 04/01/05                             50,000,000        50,000,000
   2.40% due 04/04/05                             50,000,000        49,990,000
   2.30% due 08/05/05                             28,000,000        27,774,600
   2.90% due 09/08/05                             25,000,000        24,677,778
   3.06% due 11/17/05                             25,000,000        24,511,250
   2.40% due 07/14/05                             20,000,000        19,861,333
   2.47% due 05/27/05                             15,000,000        14,942,367
   2.41% due 05/09/05                             10,000,000         9,974,561
   2.80% due 11/01/05                             10,000,000         9,833,556
   3.05% due 12/15/05                              9,000,000         8,803,275
Federal Home Loan Bank*
   2.98% due 07/15/05                            100,000,000        99,130,833
   2.50% due 04/06/05                             50,000,000        49,982,639
   2.60% due 06/22/05+                            50,000,000        49,703,889
   2.95% due 07/01/05+                            50,000,000        49,627,152
   3.05% due 08/12/05                             50,000,000        49,437,521
   2.49% due 06/01/05                             25,000,000        24,894,521
Freddie Mac*
   2.46% due 04/05/05                             50,000,000        49,986,333
   2.47% due 04/05/05                             50,000,000        49,986,278
   2.52% due 04/19/05                             50,000,000        49,937,000
   2.58% due 06/14/05                             50,000,000        49,734,833
   2.92% due 07/19/05                             50,000,000        49,557,944
   3.00% due 07/19/05                             50,000,000        49,545,833
   3.01% due 07/25/05                             50,000,000        49,519,236
   3.12% due 10/11/05                             50,000,000        49,163,667
   2.54% due 04/26/05                             25,000,000        24,955,903
   2.55% due 04/26/05                             25,000,000        24,955,729
   3.00% due 07/20/05                             25,000,000        24,770,833
   3.00% due 09/26/05                             25,000,000        24,629,167
   3.01% due 10/05/05                             25,000,000        24,609,118
   2.60% due 05/31/05                             20,000,000        19,913,333
   2.29% due 06/28/05                             20,000,000        19,888,044
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
      (Cost $1,362,263,902)                                      1,362,263,902
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 13.4%
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 2.55%
   due 04/01/05 (Secured by U.S.
   Treasury Bills, as collateral,
   maturing 09/01/05 with a
   Market Value of $45,034,321
   and maturing 09/15/05 with
   a Market Value of $173,869,685),
   having a collective Maturity Value
   of $214,623,668)
                                               $ 214,608,466   $   214,608,466
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $214,608,466)                                             214,608,466
                                                               ---------------

SECURITIES LENDING COLLATERAL 6.2%

Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                            100,000,000       100,000,000
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $100,000,000)                                             100,000,000
                                                               ---------------
TOTAL INVESTMENTS 104.5%
   (Cost $1,676,872,368)                                       $ 1,676,872,368
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.5)%                                       $   (71,970,129)
                                                               ===============
NET ASSETS - 100.0%                                            $ 1,604,902,239


* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+     All or a portion of this security is on loan at March 31, 2005 - See Note
      9.


88 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Ursa Fund, Arktos Fund and Juno Fund are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which are the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 89

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                               NOVA                URSA                 OTC              ARKTOS
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)         $             --    $             --    $  1,032,383,378    $             --
Investments in Master Portfolio** (Note 3)              295,668,723         418,266,511                  --         236,748,234
Segregated Cash with Broker                                      --                  --             660,000                  --
Cash in Custodian Bank                                           --                  --                  --                  --
Receivable for Equity Index Swap Settlement
 (Note 1)                                                        --                  --                  --                  --
Receivable for Futures Contracts Settlement
 (Note 1)                                                        --                  --                  --                  --
Receivable for Securities Sold (Note 1)                          --           7,361,108           4,783,577           2,700,087
Receivable for Shares Purchased                          15,862,733           1,941,094           1,292,924           2,641,509
Investment Income Receivable (Note 1)                            --                  --              96,725                  --
Receivable for Securities Lending                                --                  --              29,385                  --
Other Assets                                                     --                  --                  --              33,838
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                         311,531,456         427,568,713       1,039,245,989         242,123,668
===============================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement
 (Note 1)                                                        --                  --                  --                  --
Payable for Futures Contracts Settlement
 (Note 1)                                                        --                  --              35,200                  --
Payable upon Return of  Securities Loaned
 (Note 9)                                                        --                  --         192,617,562                  --
Payable for Securities Purchased (Note 1)                 3,301,579                  --                  --                  --
Liability for Shares Redeemed                            12,455,552           9,170,689           8,217,303           5,270,275
Investment Advisory Fee Payable (Note 4)                         --                  --             555,282                  --
Transfer Agent and Administrative Fee Payable
 (Note 4)                                                    63,981              85,996             185,094              46,677
Distribution and Service Fee Payable (Note 4)                17,118              14,411               5,184               5,973
Portfolio Accounting Fee Payable (Note 4)                    24,503              31,107              50,876              18,671
Custody Fees Payable                                             --                  --              17,769                  --
Cash Payable to Custodian Bank                                   --                  --                  --                  --
Dividends Payable                                                --                  --                  --                  --
Payable to Master Portfolio                                      --                  --                  --                  --
Other Liabilities                                            59,148             136,861             249,629              43,514
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     15,921,881           9,439,064         201,933,899           5,385,110
===============================================================================================================================
NET ASSETS                                         $    295,609,575    $    418,129,649    $    837,312,090    $    236,738,558
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $    355,582,883    $    653,228,153    $  1,485,042,681    $    395,808,448
Undistributed Net Investment Income (Loss)                       --                  --           3,339,815                  --
Accumulated Net Realized Loss on Investments,
   Equity Index Swaps, and Futures Contracts            (60,571,160)       (225,180,425)       (983,126,574)       (165,406,089)
Net Unrealized Appreciation (Depreciation) on
 Investments, Equity Index Swaps, and Futures
 Contracts                                                  597,852          (9,918,079)        332,056,168           6,336,199
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $    295,609,575    $    418,129,649    $    837,312,090    $    236,738,558
===============================================================================================================================
   Investor Class                                  $    175,041,589    $    326,085,031    $    801,185,207    $    198,288,491
   Advisor Class                                         52,641,701          40,963,903          19,886,912          17,059,302
   A-Class                                               18,462,770           7,317,684           1,818,036           5,697,351
   C-Class                                               49,463,515          43,763,031          14,421,935          15,693,414
   H-Class                                                      N/A                 N/A                 N/A                 N/A

SHARES OUTSTANDING
   Investor Class                                         6,741,993          37,519,118          80,614,072           8,078,450
   Advisor Class                                          2,099,260           4,899,046           2,071,620             700,763
   A-Class                                                  734,221             874,618             188,776             233,596
   C-Class                                                1,986,905           5,250,763           1,518,345             668,271
   H-Class                                                      N/A                 N/A                 N/A                 N/A

NET ASSET VALUES
   Investor Class                                  $          25.96    $           8.69    $           9.94    $          24.55
   Advisor Class                                              25.08                8.36                9.60               24.34
   A-Class                                                    25.15                8.37                9.63               24.39
   A-Class Maximum Offering Price Per Share***                26.40                8.79               10.11               25.61
   C-Class                                                    24.89                8.33                9.50               23.48
   H-Class                                                      N/A                 N/A                 N/A                 N/A

  *   THE COST OF SECURITIES AT VALUE IS $0, $0, $700,373,678, $0, $92,975,593,
      $29,608,984, $104,238,510, $48,515,638, $83,245,550, $0, $73,257,576, AND
      $41,303,978, RESPECTIVELY.

 ** THE COST OF INVESTMENTS IN MASTER PORTFOLIO IS $295,070,871, $428,184,590, $0, $230,412,035, $0, $0, $0, $0, $0, $2,992,310,768, $0, AND $0,
      RESPECTIVELY.

***   NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


90 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                                                                  March 31,2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                INVERSE                                 INVERSE
                                                             MEDIUS             MID-CAP              MEKROS           SMALL-CAP
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)         $     96,496,203    $     29,608,984    $    113,650,836    $     48,515,638
Investments in Master Portfolio** (Note 3)                       --                  --                  --                  --
Segregated Cash with Broker                               3,067,100           1,928,856           4,321,303           3,402,597
Cash in Custodian Bank                                           --                  --                  --                  --
Receivable for Equity Index Swap Settlement
 (Note 1)                                                   196,146                  --               2,001                  --
Receivable for Futures Contracts Settlement
 (Note 1)                                                    43,740                  --                  --              31,265
Receivable for Securities Sold (Note 1)                   1,970,055                  --           4,933,988                  --
Receivable for Shares Purchased                           2,270,706              77,658           6,961,546             502,356
Investment Income Receivable (Note 1)                        30,873               2,130             122,048               3,490
Receivable for Securities Lending                               789                  --               4,752                  --
Other Assets                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                         104,075,612          31,617,628         129,996,474          52,455,346
===============================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement
 (Note 1)                                                        --             154,241             470,467              44,517
Payable for Futures Contracts Settlement
 (Note 1)                                                        --              20,720             167,269                  --
Payable upon Return of  Securities Loaned
 (Note 9)                                                15,540,176                  --          12,796,731                  --
Payable for Securities Purchased (Note 1)                        --                  --                  --                  --
Liability for Shares Redeemed                            10,167,161             263,614          26,041,928           1,174,278
Investment Advisory Fee Payable (Note 4)                     77,778              21,018             101,954              28,780
Transfer Agent and Administrative Fee Payable
 (Note 4)                                                    21,605               5,838              28,321               7,995
Distribution and Service Fee Payable (Note 4)                 8,034               2,045               8,825               3,769
Portfolio Accounting Fee Payable (Note 4)                     8,642               2,335              11,328               3,198
Custody Fees Payable                                          3,053                 561               3,073                 768
Cash Payable to Custodian Bank                                   --                  --                  --                  --
Dividends Payable                                                --                  --                  --                  --
Payable to Master Portfolio                                      --                  --                  --                  --
Other Liabilities                                            13,589               3,055              27,441               5,904
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     25,840,038             473,427          39,657,337           1,269,209
===============================================================================================================================
NET ASSETS                                         $     78,235,574    $     31,144,201    $     90,339,137    $     51,186,137
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     78,165,138    $     32,568,180    $    111,522,106    $     58,293,845
Undistributed Net Investment Income (Loss)                       --              36,605                  --                  --
Accumulated Net Realized Loss on Investments,
   Equity Index Swaps, and Futures Contracts             (3,539,289)         (1,539,795)        (30,258,620)         (7,792,335)
Net Unrealized Appreciation (Depreciation) on
 Investments, Equity Index Swaps, and Futures
 Contracts                                                3,609,725              79,211           9,075,651             684,627
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $     78,235,574    $     31,144,201    $     90,339,137    $     51,186,137
===============================================================================================================================
   Investor Class                                               N/A                 N/A                 N/A                 N/A
   Advisor Class                                                N/A                 N/A                 N/A                 N/A
   A-Class                                         $      1,049,774    $         60,657    $      3,339,768    $        403,551
   C-Class                                               17,911,697           1,010,811          18,915,382           3,950,640
   H-Class                                               59,274,103          30,072,733          68,083,987          46,831,946

SHARES OUTSTANDING
   Investor Class                                               N/A                 N/A                 N/A                 N/A
   Advisor Class                                                N/A                 N/A                 N/A                 N/A
   A-Class                                                   32,946               1,378             121,286               8,757
   C-Class                                                  577,278              23,174             708,827              86,422
   H-Class                                                1,860,251             683,360           2,474,541           1,016,156

NET ASSET VALUES
   Investor Class                                               N/A                 N/A                 N/A                 N/A
   Advisor Class                                                N/A                 N/A                 N/A                 N/A
   A-Class                                         $          31.86    $          44.01    $          27.54    $          46.09
   A-Class Maximum Offering Price Per Share***                33.45               46.20               28.91               48.39
   C-Class                                                    31.03               43.62               26.69               45.71
   H-Class                                                    31.86               44.01               27.51               46.09

                                                               U.S.                               LARGE-CAP           LARGE-CAP
                                                         GOVERNMENT                JUNO              EUROPE               JAPAN
                                                          BOND FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)         $     90,577,550    $             --    $     73,257,576    $     41,303,978
Investments in Master Portfolio** (Note 3)                       --       2,775,592,285                  --                  --
Segregated Cash with Broker                                 341,250                  --                  --              38,000
Cash in Custodian Bank                                           --                  --                  --                  --
Receivable for Equity Index Swap Settlement
 (Note 1)                                                        --                  --                  --                  --
Receivable for Futures Contracts Settlement
 (Note 1)                                                   195,103                  --                  --               6,961
Receivable for Securities Sold (Note 1)                          --          22,133,753                  --                  --
Receivable for Shares Purchased                          12,604,886           9,633,537             815,023             814,301
Investment Income Receivable (Note 1)                       531,667                  --               5,250               2,959
Receivable for Securities Lending                                --                  --                  --                  --
Other Assets                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                         104,250,456       2,807,359,575          74,077,849          42,166,199
===============================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement
 (Note 1)                                                        --                  --           4,475,729           3,274,549
Payable for Futures Contracts Settlement
 (Note 1)                                                        --                  --                  --                  --
Payable upon Return of  Securities Loaned
 (Note 9)                                                        --                  --                  --                  --
Payable for Securities Purchased (Note 1)                 9,142,882                  --                  --                  --
Liability for Shares Redeemed                             3,013,399          30,854,051             638,553             192,411
Investment Advisory Fee Payable (Note 4)                     41,544                  --              63,898              38,159
Transfer Agent and Administrative Fee Payable
 (Note 4)                                                    16,618             588,934              17,749              10,600
Distribution and Service Fee Payable (Note 4)                 7,768             234,969               4,802               3,278
Portfolio Accounting Fee Payable (Note 4)                     8,309              99,337               7,100               4,240
Custody Fees Payable                                          2,268                  --               1,704               1,379
Cash Payable to Custodian Bank                                  156                  --                  --                  --
Dividends Payable                                            19,463                  --                  --                  --
Payable to Master Portfolio                                      --                  38                  --                  --
Other Liabilities                                            14,954             574,203              14,524               8,417
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     12,267,361          32,351,532           5,224,059           3,533,033
===============================================================================================================================
NET ASSETS                                         $     91,983,095    $  2,775,008,043    $     68,853,790    $     38,633,166
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     99,919,913    $  3,074,975,120    $     70,464,786    $     41,986,398
Undistributed Net Investment Income (Loss)                  (19,463)                 --                  --                  --
Accumulated Net Realized Loss on Investments,
   Equity Index Swaps, and Futures Contracts            (15,187,728)        (83,248,594)          1,875,150          (1,013,433)
Net Unrealized Appreciation (Depreciation) on
 Investments, Equity Index Swaps, and Futures
 Contracts                                                7,270,373        (216,718,483)         (3,486,146)         (2,339,799)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $     91,983,095    $  2,775,008,043    $     68,853,790    $     38,633,166
===============================================================================================================================
   Investor Class                                  $     25,992,184    $  1,472,039,519                 N/A                 N/A
   Advisor Class                                         53,282,869         232,541,287                 N/A                 N/A
   A-Class                                                1,703,229         177,178,424    $        180,469    $        279,927
   C-Class                                               11,004,813         893,248,813           5,716,574           3,381,035
   H-Class                                                      N/A                 N/A          62,956,747          34,972,204

SHARES OUTSTANDING
   Investor Class                                         2,353,755          77,701,079                 N/A                 N/A
   Advisor Class                                          4,814,658          12,376,359                 N/A                 N/A
   A-Class                                                  153,853           9,405,172              10,531               9,586
   C-Class                                                  993,964          48,932,311             344,963             118,196
   H-Class                                                      N/A                 N/A           3,674,696           1,196,681

NET ASSET VALUES
   Investor Class                                  $          11.04    $          18.94                 N/A                 N/A
   Advisor Class                                              11.07               18.79                 N/A                 N/A
   A-Class                                                    11.07               18.84    $          17.14    $          29.20
   A-Class Maximum Offering Price Per Share***                11.62               19.78               17.99               30.66
   C-Class                                                    11.07               18.25               16.57               28.61
   H-Class                                                      N/A                 N/A               17.13               29.22


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 91

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------

                                                          SMALL-CAP             MID-CAP           LARGE-CAP           SMALL-CAP
                                                              VALUE               VALUE               VALUE              GROWTH
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)         $     94,259,117    $    151,661,890    $     36,672,860    $     33,096,499
Cash in Custodian Bank                                           --                  --               1,208                  --
Receivable for Securities Sold (Note 1)                   2,777,064          12,602,850           3,353,375           4,454,609
Receivable for Shares Purchased                           2,029,753           6,798,392           1,635,959             233,255
Investment Income Receivable (Note 1)                        82,259             106,113              58,168              48,788
Receivable for Securities Lending                             1,528               2,273                 544               3,962
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          99,149,721         171,171,518          41,722,114          37,837,113
===============================================================================================================================

LIABILITIES
Payable upon Return of  Securities Loaned
 (Note 9)                                                 5,623,856          26,490,036           4,416,102           4,154,408
Payable for Securities Purchased (Note 1)                        --                  --           1,759,002                  --
Liability for Shares Redeemed                             4,824,845          19,713,749           5,653,064           4,650,986
Investment Advisory Fee Payable (Note 4)                     63,983              91,105              39,128              56,594
Transfer Agent and Administrative Fee Payable
 (Note 4)                                                    21,328              30,368              13,042              18,865
Distribution and Service Fee Payable (Note 4)                 5,649               8,326               2,696               2,859
Portfolio Accounting Fee Payable (Note 4)                     8,531              12,147               5,217               7,546
Custody Fees Payable                                          2,047               2,915               1,252               1,811
Cash Payable to Custodian Bank                                   --                  --                  --                  --
Dividends Payable                                                --                  --                  --                  --
Other Liabilities                                            17,760              19,873              12,204              12,067
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     10,567,999          46,368,519          11,901,707           8,905,136
===============================================================================================================================
NET ASSETS                                         $     88,581,722    $    124,802,999    $     29,820,407    $     28,931,977
===============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     90,440,065    $    124,329,202    $     28,838,793    $     27,675,042
Undistributed Net Investment Income (Loss)                       --                  --                  --                  --
Accumulated Net Realized Gain (Loss) on
   Investments Equity Index Swaps, and
   Futures Contracts                                    (11,361,226)        (10,158,576)         (2,875,685)         (3,537,170)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and
    Futures Contracts                                     9,502,883          10,632,373           3,857,299           4,794,105
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $     88,581,722    $    124,802,999    $     29,820,407    $     28,931,977
===============================================================================================================================
   Investor Class                                               N/A                 N/A                 N/A                 N/A
   Advisor Class                                                N/A                 N/A                 N/A                 N/A
   A-Class                                         $        714,493    $        312,365    $        210,618    $         76,380
   C-Class                                               12,118,947           8,831,021           4,636,171           2,710,321
   H-Class                                               75,748,282         115,659,613          24,973,618          26,145,276

SHARES OUTSTANDING
   Investor Class                                               N/A                 N/A                 N/A                 N/A
   Advisor Class                                                N/A                 N/A                 N/A                 N/A
   A-Class                                                   25,320              11,365               7,929               2,731
   C-Class                                                  432,644             323,609             175,729              97,579
   H-Class                                                2,682,743           4,207,933             940,124             934,878

NET ASSET VALUES
   Investor Class                                               N/A                 N/A                 N/A                 N/A
   Advisor Class                                                N/A                 N/A                 N/A                 N/A
   A-Class                                         $          28.22    $          27.49    $          26.56    $          27.96
   A-Class Maximum Offering Price Per Share**                 29.63               28.86               27.88               29.35
   C-Class                                                    28.01               27.29               26.38               27.78
   H-Class                                                    28.24               27.49               26.56               27.97

 *    THE COST OF SECURITIES AT VALUE IS $84,756,234, $141,029,517, $32,815,561,
      $28,302,394, $31,897,713, $31,686,451 AND $1,676,872,368, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


92 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                   March 31,2005
--------------------------------------------------------------------------------

                                                                                                       U.S.
                                                            MID-CAP           LARGE-CAP          GOVERNMENT
                                                             GROWTH              GROWTH               MONEY
                                                               FUND                FUND         MARKET FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)         $     34,709,040    $     32,490,491    $  1,676,872,368
Cash in Custodian Bank                                           --                  --                 600
Receivable for Securities Sold (Note 1)                  11,728,968                  --                  --
Receivable for Shares Purchased                           1,048,262           3,517,255         120,655,896
Investment Income Receivable (Note 1)                        37,007              23,621              15,201
Receivable for Securities Lending                             1,219                 146               1,679
-----------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          47,524,496          36,031,513       1,797,545,744
===========================================================================================================

LIABILITIES
Payable upon Return of  Securities Loaned
 (Note 9)                                                 7,972,274           1,058,982         100,000,000
Payable for Securities Purchased (Note 1)                        --             889,381                  --
Liability for Shares Redeemed                            12,859,306           2,455,360          91,348,693
Investment Advisory Fee Payable (Note 4)                     53,603              15,224             646,726
Transfer Agent and Administrative Fee Payable
 (Note 4)                                                    17,868               5,075             258,690
Distribution and Service Fee Payable (Note 4)                 3,721               1,608              64,174
Portfolio Accounting Fee Payable (Note 4)                     7,147               2,030              67,468
Custody Fees Payable                                          1,728                 487              31,043
Cash Payable to Custodian Bank                                   --              60,828                  --
Dividends Payable                                                --                  --              41,059
Other Liabilities                                             8,769               3,561             185,652
-----------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     20,924,416           4,492,536         192,643,505
===========================================================================================================
NET ASSETS                                         $     26,600,080    $     31,538,977    $  1,604,902,239
===========================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                    $     27,426,006    $     33,550,992    $  1,605,366,585
Undistributed Net Investment Income (Loss)                       --                  --                  --
Accumulated Net Realized Gain (Loss) on
   Investments Equity Index Swaps, and
   Futures Contracts                                     (3,637,253)         (2,816,055)           (464,346)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and
    Futures Contracts                                     2,811,327             804,040                  --
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                         $     26,600,080    $     31,538,977    $  1,604,902,239
===========================================================================================================
   Investor Class                                               N/A                 N/A    $  1,196,009,380
   Advisor Class                                                N/A                 N/A         245,889,660
   A-Class                                         $        553,420    $         73,502           7,334,899
   C-Class                                                2,313,444          19,703,210         155,668,300
   H-Class                                               23,733,216          11,762,265                 N/A

SHARES OUTSTANDING
   Investor Class                                               N/A                 N/A       1,196,428,615
   Advisor Class                                                N/A                 N/A         246,145,050
   A-Class                                                   20,615               3,003           7,334,899
   C-Class                                                   86,775             810,974         155,667,227
   H-Class                                                  883,500             480,351                 N/A

NET ASSET VALUES
   Investor Class                                               N/A                 N/A    $           1.00
   Advisor Class                                                N/A                 N/A                1.00
   A-Class                                         $          26.85    $          24.48                1.00
   A-Class Maximum Offering Price Per Share**                 28.19               25.70                1.00
   C-Class                                                    26.66               24.30                1.00
   H-Class                                                    26.86               24.49                 N/A


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 93

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                               NOVA                URSA                 OTC              ARKTOS
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $             --    $             --    $        368,681    $             --
Interest from Securities Lending, net
 (Note 9)                                                        --                  --             289,525                  --
Dividends, Net of Foreign Tax Withheld*
(Note 1)                                                        852                  --          13,690,132                  --
Other Income                                                     --                  --             678,195                  --
-------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                852                  --          15,026,533                  --
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                --                  --           7,056,687                  --
Transfer Agent and Administrative Fees
 (Note 4)                                                   850,815           1,165,305           2,352,229             566,785
Distribution and Service Fees (Note 4):
  Advisor Class                                             328,765             220,436             210,012              89,078
  A-Class                                                    20,375              10,544               2,703               6,028
  C-Class                                                   421,645             439,222             172,196             199,923
  H-Class                                                        --                  --                  --                  --
Portfolio Accounting Fees (Note 4)                          317,349             406,038             619,070             224,325
Registration Fees                                           123,113             192,799             373,658              89,290
Trustees' Fees**                                             10,052              15,511              29,601               6,836
Custody Fees                                                  1,130               1,789             218,673                 876
Printing Expenses                                           110,086             202,760             377,431              83,710
Miscellaneous                                                90,945             152,987             274,458              74,347
-------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                        2,274,275           2,807,391          11,686,718           1,341,198
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                             (2,273,423)         (2,807,391)          3,339,815          (1,341,198)
===============================================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                    21,079,462         (48,980,060)         35,711,133         (32,513,314)
Equity Index Swaps                                               --                  --                  --                  --
Futures Contracts                                                --                  --           1,089,639                  --
-------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                       21,079,462         (48,980,060)         36,800,772         (32,513,314)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
Investment Securities                                    (1,387,053)          8,268,455         (29,600,231)          8,512,163
Equity Index Swaps                                               --                  --                  --                  --
Futures Contracts                                                --                  --            (257,573)                 --
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                         (1,387,053)          8,268,455         (29,857,804)          8,512,163
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                           19,692,409         (40,711,605)          6,942,968         (24,001,151)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $     17,418,986    $    (43,518,996)   $     10,282,783    $    (25,342,349)
===============================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $0, $0, $15,562, $0, $0, $0, $16, $0, $0,
      $0, $0, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


94 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                       Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                                                INVERSE                                 INVERSE
                                                             MEDIUS             MID-CAP              MEKROS           SMALL-CAP
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $        303,263    $        211,441    $        978,391    $        537,407
Interest from Securities Lending, net (Note 9)                6,732                  --              76,469                  --
Dividends, Net of Foreign Tax Withheld*
(Note 1)                                                    691,141                  --           1,559,814                  --
Other Income                                                 15,724                  --                 141                 791
-------------------------------------------------------------------------------------------------------------------------------
    Total Income                                          1,016,860             211,441           2,614,815             538,198
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                           642,577              95,929           1,727,754             298,350
Transfer Agent and Administrative Fees
 (Note 4)                                                   178,494              26,647             479,932              82,875
Distribution and Service Fees (Note 4):
  Advisor Class                                                  --                  --                  --                  --
  A-Class                                                     1,330                 252               4,443                 743
  C-Class                                                   150,661               5,003             312,635             103,455
  H-Class                                                   139,498              25,145             397,330              56,268
Portfolio Accounting Fees (Note 4)                           71,397              10,659             188,566              33,150
Registration Fees                                            31,730               2,308              73,866              10,390
Trustees' Fees**                                              2,256                 176               5,889               1,093
Custody Fees                                                 17,390               2,462              49,638               7,879
Printing Expenses                                            24,733               2,904              62,942              11,004
Miscellaneous                                                12,113               3,351              42,919              13,786
-------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                        1,272,179             174,836           3,345,914             618,993
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                               (255,319)             36,605            (731,099)            (80,795)
===============================================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                     2,441,741              (8,219)         (3,583,255)             13,448
Equity Index Swaps                                       (1,119,332)           (649,140)         (5,330,142)         (4,176,498)
Futures Contracts                                           455,865            (788,272)        (10,076,318)         (3,043,792)
-------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                        1,778,274          (1,445,631)        (18,989,715)         (7,206,842)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
Investment Securities                                    (2,404,610)             64,715          (2,731,681)            118,550
Equity Index Swaps                                         (323,152)            (41,863)           (625,194)            443,792
Futures Contracts                                          (454,624)            129,586          (2,175,059)            325,972
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                                         (3,182,386)            152,438          (5,531,934)            888,314
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                           (1,404,112)         (1,293,193)        (24,521,649)         (6,318,528)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                       $     (1,659,431)   $     (1,256,588)   $    (25,252,748)   $     (6,399,323)
===============================================================================================================================

                                                               U.S.                               LARGE-CAP           LARGE-CAP
                                                         GOVERNMENT                JUNO              EUROPE               JAPAN
                                                          BOND FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $      5,080,427    $             --    $      1,068,591    $        993,908
Interest from Securities Lending, net (Note 9)                   --                  --                  --                  --
Dividends, Net of Foreign Tax Withheld*
(Note 1)                                                         --                  --                  --                  --
Other Income                                                     --                  --                 297                  --
-------------------------------------------------------------------------------------------------------------------------------
    Total Income                                          5,080,427                  --           1,068,888             993,908
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 4)                           529,565                  --             509,159             609,738
Transfer Agent and Administrative Fees
  (Note 4)                                                  211,826           6,658,694             141,433             169,372
Distribution and Service Fees (Note 4):
  Advisor Class                                             301,492             701,775                  --                  --
  A-Class                                                     1,253             293,210                 243                 559
  C-Class                                                    92,489           8,586,841              35,619              54,779
  H-Class                                                        --                  --             132,285             155,118
Portfolio Accounting Fees (Note 4)                          105,913           1,135,845              56,573              67,749
Registration Fees                                            38,819             893,684              18,672              25,977
Trustees' Fees**                                              3,298              78,351               1,244               2,352
Custody Fees                                                 25,013               9,516              12,813              16,150
Printing Expenses                                            32,870             926,322              18,814              22,925
Miscellaneous                                                29,609             963,790              12,036              20,280
-------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                        1,372,147          20,248,028             938,891           1,144,999
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                              3,708,280         (20,248,028)            129,997            (151,091)
===============================================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                    (2,343,281)        (69,198,399)                 --                 119
Equity Index Swaps                                               --                  --           9,209,592         (23,988,254)
Futures Contracts                                           997,078                  --              27,785            (252,937)
-------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                       (1,346,203)        (69,198,399)          9,237,377         (24,241,072)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
Investment Securities                                     2,526,615        (129,335,843)                 --                  --
Equity Index Swaps                                               --                  --          (2,440,717)        (13,936,598)
Futures Contracts                                          (526,111)                 --                  --          (1,964,475)
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation)                                           2,000,504        (129,335,843)         (2,440,717)        (15,901,073)
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                              654,301        (198,534,242)          6,796,660         (40,142,145)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                         $      4,362,581    $   (218,782,270)   $      6,926,657    $    (40,293,236)
===============================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 95

STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------

                                                          SMALL-CAP             MID-CAP           LARGE-CAP           SMALL-CAP
                                                              VALUE               VALUE               VALUE              GROWTH
                                                               FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $         10,759    $          8,371    $          7,368    $          7,797
Interest from Securities Lending, net (Note 9)                8,007               7,323               3,131              17,691
Dividends, Net of Foreign Tax Withheld*
 (Note 1)                                                 1,137,295           1,409,003           1,427,326             349,072
Other Income                                                     --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
    Total Income                                          1,156,061           1,424,697           1,437,825             374,560
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 4)                           605,378             480,840             510,432             451,892
Transfer Agent and Administrative Fees
 (Note 4)                                                   201,793             160,280             170,144             150,631
Distribution and Service Fees (Note 4):
  Advisor Class                                                  --                  --                  --                  --
  A-Class                                                       232                 358                 192                  96
  C-Class                                                    20,333              26,431              33,973              28,433
  H-Class                                                   196,477             153,314             161,459             143,427
Portfolio Accounting Fees (Note 4)                           80,717              64,112              68,058              60,252
Registration Fees                                            22,556              14,368              21,053              14,793
Trustees' Fees**                                              1,894               1,026               1,792               1,132
Custody Fees                                                 20,771              16,869              16,349              15,259
Printing Expenses                                            24,146              18,881              20,396              15,126
Miscellaneous                                                28,336              19,419              23,927              20,024
-------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                        1,202,633             955,898           1,027,775             901,065
-------------------------------------------------------------------------------------------------------------------------------
 Less Institutional Class Expense Reimbursed
    by Advisor (Note 4 )                                         --                  --                  --                  --
 Less Institutional Class Expense Waived by
   Servicer                                                      --                  --                  --                  --
 Less Expenses Waived by Distributor
    Advisor Class                                                --                  --                  --                  --
    A-Class                                                      --                  --                  --                  --
    C-Class                                                      --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
    Total Waived Expenses                                        --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                              1,202,633             955,898           1,027,775             901,065
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                (46,572)            468,799             410,050            (526,505)
===============================================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)

Net Realized Gain (Loss) on:

Investment Securities                                    (3,115,971)         (6,886,526)          3,485,343           1,784,678
Futures Contracts                                            (6,780)                 --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                       (3,122,751)         (6,886,526)          3,485,343           1,784,678
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
Investment Securities                                     8,800,847          10,298,850           3,747,358           4,676,353
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation)                                           8,800,847          10,298,850           3,747,358           4,676,353
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            5,678,096           3,412,324           7,232,701           6,461,031
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $      5,631,524    $      3,881,123    $      7,642,751    $      5,934,526
===============================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $0, $0, $0, AND $0,
      RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


96 | THE RYDEX SERIES FUNDS ANNUAL REPORT     SEE NOTES TO FINANCIAL STATEMENTS.

                                                       Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                                                                       U.S.
                                                            MID-CAP           LARGE-CAP          GOVERNMENT
                                                             GROWTH              GROWTH               MONEY
                                                               FUND                FUND         MARKET FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                  $          4,618    $          3,926    $     25,720,951
Interest from Securities Lending, net (Note 9)                3,448                 827              24,237
Dividends, Net of Foreign Tax Withheld*
 (Note 1)                                                   237,435             679,466                  --
Other Income                                                     --                  --               1,456
-----------------------------------------------------------------------------------------------------------
    Total Income                                            245,501             684,219          25,746,644
-----------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 4)                           230,429             176,237           7,699,470
Transfer Agent and Administrative Fees
 (Note 4)                                                    76,810              58,746           3,079,788
Distribution and Service Fees (Note 4):
  Advisor Class                                                  --                  --           1,108,031
  A-Class                                                       190                  33              10,641
  C-Class                                                    12,671              22,741           1,645,489
  H-Class                                                    73,451              53,027                  --
Portfolio Accounting Fees (Note 4)                           30,724              23,498             798,770
Registration Fees                                             6,909               6,042             575,418
Trustees' Fees**                                                547                 512              49,362
Custody Fees                                                  7,764               7,193             355,756
Printing Expenses                                             8,571               6,047             481,993
Miscellaneous                                                 9,935               8,888             452,035
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                          458,001             362,964          16,256,753
-----------------------------------------------------------------------------------------------------------
 Less Institutional Class Expense Reimbursed
    by Advisor (Note 4 )                                         --                  --             (27,871)
 Less Institutional Class Expense Waived by
   Servicer                                                      --                  --             (67,165)
 Less Expenses Waived by Distributor
    Advisor Class                                                --                  --            (283,204)
    A-Class                                                      --                  --                 (22)
    C-Class                                                      --                  --            (594,726)
-----------------------------------------------------------------------------------------------------------
    Total Waived Expenses                                        --                  --            (972,988)
-----------------------------------------------------------------------------------------------------------
Net Expenses                                                458,001             362,964          15,283,765
-----------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                               (212,500)            321,255          10,462,879
===========================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)

Net Realized Gain (Loss) on:
Investment Securities                                    (1,424,940)         (1,060,238)                 --
Futures Contracts                                                --              41,710                  --
-----------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                       (1,424,940)         (1,018,528)                 --
-----------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
Investment Securities                                     2,779,507             780,293                  --
-----------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation)                                           2,779,507             780,293                  --
-----------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            1,354,567            (238,235)                 --
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $      1,142,067    $         83,020    $     10,462,879
===========================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 97

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                NOVA FUND                               URSA FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR              PERIOD                YEAR              PERIOD
                                                              ENDED               ENDED               ENDED               ENDED
                                                          MARCH 31,           MARCH 31,           MARCH 31,           MARCH 31,
                                                               2005                2004                2005                2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $     (2,273,423)   $        340,080    $     (2,807,391)   $     (2,380,206)
Net Realized Gain (Loss) on Investments                  21,079,462          90,383,820         (48,980,060)       (151,683,423)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                          (1,387,053)          4,757,494           8,268,455         (29,214,083)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Operations                                             17,418,986          95,481,394         (43,518,996)       (183,277,712)
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                --             (40,957)                 --                  --
   Advisor Class                                                 --             (10,891)                 --                  --
   A-Class                                                       --                  --                  --                  --
   C-Class                                                       --              (7,164)                 --                  --
   H-Class                                                       --                  --                  --                  --
Realized Gain on Investment
   Investor Class                                                --                  --                  --         (13,522,152)
   Advisor Class                                                 --                  --                  --          (1,661,923)
   A-Class                                                       --                  --                  --                  --
   C-Class                                                       --                  --                  --          (1,341,391)
   H-Class                                                       --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                           --             (59,012)                 --         (16,525,466)
===============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                     1,414,735,507       1,416,342,537       1,531,545,815       2,501,275,661
   Advisor Class*                                       370,298,449         306,125,216         250,858,378         266,048,066
   A-Class**                                             23,896,367               1,000          15,446,772               1,000
   C-Class***                                           168,553,867         192,486,411         157,946,561         295,353,504
   H-Class***                                                    --                  --                  --                  --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
 REINVESTMENT
   Investor Class                                                --              38,795                  --          11,922,468
   Advisor Class*                                                --              10,397                  --           1,392,275
   A-Class**                                                     --                  --                  --                  --
   C-Class***                                                    --               6,469                  --           1,108,788
   H-Class***                                                    --                  --                  --                  --
COST OF SHARES REDEEMED
   Investor Class                                    (1,436,144,681)     (1,428,901,726)     (1,524,063,187)     (2,460,564,864)
   Advisor Class*                                      (368,804,662)       (305,616,613)       (250,498,960)       (244,455,917)
   A-Class**                                             (6,350,348)                 --          (7,698,808)                 --
   C-Class***                                          (154,161,133)       (180,456,147)       (156,062,212)       (256,929,090)
   H-Class***                                                    --                  --                  --                  --
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               12,023,366              36,339          17,474,359         115,151,891
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    29,442,352          95,458,721         (26,044,637)        (84,651,287)
NET ASSETS--BEGINNING OF PERIOD                         266,167,223         170,708,502         444,174,286         528,825,573
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $    295,609,575    $    266,167,223    $    418,129,649    $    444,174,286
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $             --    $             --    $             --    $             --
===============================================================================================================================

                                                                 OTC FUND
---------------------------------------------------------------------------------------
                                                               YEAR              PERIOD
                                                              ENDED               ENDED
                                                          MARCH 31,           MARCH 31,
                                                               2005                2004
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $      3,339,815    $     (9,083,636)
Net Realized Gain (Loss) on Investments                  36,800,772          50,732,674
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                         (29,857,804)        218,083,908
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Operations                                             10,282,783         259,732,946
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                --                  --
   Advisor Class                                                 --                  --
   A-Class                                                       --                  --
   C-Class                                                       --                  --
   H-Class                                                       --                  --
Realized Gain on Investment
   Investor Class                                                --                  --
   Advisor Class                                                 --                  --
   A-Class                                                       --                  --
   C-Class                                                       --                  --
   H-Class                                                       --                  --
---------------------------------------------------------------------------------------
   Total Distributions to Shareholders                           --                  --
=======================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                     1,396,741,796       1,663,377,353
   Advisor Class*                                       207,549,823         145,760,607
   A-Class**                                              3,898,356               1,000
   C-Class***                                           124,003,724         156,778,878
   H-Class***                                                    --                  --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
 REINVESTMENT
   Investor Class                                                --                  --
   Advisor Class*                                                --                  --
   A-Class**                                                     --                  --
   C-Class***                                                    --                  --
   H-Class***                                                    --                  --
COST OF SHARES REDEEMED
   Investor Class                                    (1,467,509,576)     (1,704,150,398)
   Advisor Class*                                      (242,728,205)       (142,951,655)
   A-Class**                                             (2,044,524)                 --
   C-Class***                                          (122,887,409)       (154,712,316)
   H-Class***                                                    --                  --
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                             (102,976,015)        (35,896,531)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   (92,693,232)        223,836,415
NET ASSETS--BEGINNING OF PERIOD                         930,005,322         706,168,907
=======================================================================================
NET ASSETS--END OF PERIOD                          $    837,312,090    $    930,005,322
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $      3,339,815    $             --
=======================================================================================

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- ARKTOS FUND ADVISOR CLASS.

 ** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- NOVA FUND A-CLASS, URSA FUND A-CLASS, OTC FUND A-CLASS, ARKTOS FUND A-CLASS, MEDIUS FUND A-CLASS, INVERSE MID-CAP FUND A-CLASS, AND MEKROS FUND A-CLASS.

*** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- INVERSE MID-CAP FUND C-CLASS AND H-CLASS.


98 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------------

                                                                     ARKTOS FUND                             MEDIUS FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR              PERIOD                YEAR              PERIOD
                                                              ENDED               ENDED               ENDED               ENDED
                                                          MARCH 31,           MARCH 31,           MARCH 31,           MARCH 31,
                                                               2005                2004                2005                2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $     (1,341,198)   $       (908,880)   $       (255,319)   $       (424,768)
Net Realized Gain (Loss) on Investments                 (32,513,314)        (75,225,824)          1,778,274          15,367,682
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           8,512,163           2,089,842          (3,182,386)          6,114,604
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Operations                                            (25,342,349)        (74,044,862)         (1,659,431)         21,057,518
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class                                                       --                  --                  --                  --
   C-Class                                                       --                  --                  --                  --
   H-Class                                                       --                  --                  --                  --
Realized Gain on Investment
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class                                                       --                  --                  --                  --
   C-Class                                                       --                  --                  --                  --
   H-Class                                                       --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                           --                  --                  --                  --
===============================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                       975,342,608       1,242,912,907                  --                  --
   Advisor Class*                                       113,835,651          28,360,837                  --                  --
   A-Class**                                             17,225,239               1,000           1,765,474               3,858
   C-Class***                                           144,800,328         150,430,699         159,054,038         139,180,601
   H-Class***                                                    --                  --         996,786,478         902,750,247
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
 REINVESTMENT
   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                                     --                  --                  --                  --
   C-Class***                                                    --                  --                  --                  --
   H-Class***                                                    --                  --                  --                  --
COST OF SHARES REDEEMED
   Investor Class                                      (967,546,717)     (1,109,906,486)                 --                  --
   Advisor Class*                                      (111,775,526)        (10,056,568)                 --                  --
   A-Class**                                            (11,578,445)                 --            (828,790)                 --
   C-Class***                                          (160,566,879)       (114,441,552)       (156,154,210)       (134,104,779)
   H-Class***                                                    --                  --      (1,003,368,485)       (866,491,167)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 (263,741)        187,300,837          (2,745,495)         41,338,760
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   (25,606,090)        113,255,975          (4,404,926)         62,396,278
NET ASSETS--BEGINNING OF PERIOD                         262,344,648         149,088,673          82,640,500          20,244,222
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $    236,738,558    $    262,344,648    $     78,235,574    $     82,640,500
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $             --    $             --    $             --    $             --
===============================================================================================================================


-------------------------------------------------------------------------------------------------------------------------------

                                                                     INVERSE
                                                                   MID-CAP FUND                              MEKROS FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR              PERIOD                YEAR              PERIOD
                                                              ENDED               ENDED               ENDED               ENDED
                                                          MARCH 31,           MARCH 31,           MARCH 31,           MARCH 31,
                                                               2005                2004                2005                2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $         36,605    $         (3,411)   $       (731,099)   $     (1,353,110)
Net Realized Gain (Loss) on Investments                  (1,445,631)            (94,164)        (18,989,715)         63,829,139
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                             152,438             (73,227)         (5,531,934)         13,493,646
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
  Operations                                             (1,256,588)           (170,802)        (25,252,748)         75,969,675
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class                                                       --                  --                  --                  --
   C-Class                                                       --                  --                  --                  --
   H-Class                                                       --                  --                  --                  --
Realized Gain on Investment
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class                                                       --                  --             (14,390)                 --
   C-Class                                                       --                  --            (270,032)                 --
   H-Class                                                       --                  --          (1,081,935)                 --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                           --                  --          (1,366,357)                 --
===============================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                                448,770               1,000           8,906,688               3,857
   C-Class***                                            29,108,039             510,083         310,997,432         413,199,562
   H-Class***                                           283,941,863          24,015,087       2,891,277,659       2,576,731,176
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
 REINVESTMENT
   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                                     --                  --              12,877                  --
   C-Class***                                                    --                  --             243,160                  --
   H-Class***                                                    --                  --             984,732                  --
COST OF SHARES REDEEMED
   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                               (374,744)                 --          (5,593,228)                 --
   C-Class***                                           (28,127,040)           (366,630)       (338,792,919)       (394,089,160)
   H-Class***                                          (255,412,567)        (21,172,270)     (2,974,253,320)     (2,494,270,646)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               29,584,321           2,987,270        (106,216,919)        101,574,789
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    28,327,733           2,816,468        (132,836,024)        177,544,464
NET ASSETS--BEGINNING OF PERIOD                           2,816,468                  --         223,175,161          45,630,697
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     31,144,201    $      2,816,468    $     90,339,137    $    223,175,161
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $         36,605    $             --    $             --    $             --
===============================================================================================================================


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 99

--------------------------------------------------------------------------------

                                                                     INVERSE                             U.S. GOVERNMENT
                                                                  SMALL-CAP FUND                            BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR              PERIOD                YEAR              PERIOD
                                                              ENDED               ENDED               ENDED               ENDED
                                                          MARCH 31,           MARCH 31,           MARCH 31,           MARCH 31,
                                                               2005                2004                2005                2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        (80,795)   $         (8,012)   $      3,708,280    $      2,137,637
Net Realized Gain (Loss) on Investments                  (7,206,842)           (585,493)         (1,346,203)         (2,154,408)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                            888,314            (203,687)          2,000,504           2,247,394
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
 Operations                                              (6,399,323)           (797,192)          4,362,581           2,230,623
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                --                  --          (1,418,873)         (1,740,970)
   Advisor Class                                                 --                  --          (2,006,148)           (276,878)
   A-Class                                                       --                  --             (18,194)                 --
   C-Class                                                       --                  --            (265,065)           (119,789)
   H-Class                                                       --                  --                  --                  --
Realized Gain on Investment
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class                                                       --                  --                  --                  --
   C-Class                                                       --                  --                  --                  --
   H-Class                                                       --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                           --                  --          (3,708,280)         (2,137,637)
===============================================================================================================================
SHARE TRANSACTIONS
 PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                --                  --         662,404,726         937,862,658
   Advisor Class*                                                --                  --         515,073,887         166,588,132
   A-Class**                                              2,607,402               1,000           5,373,963               1,000
   C-Class***                                           142,203,545          17,865,104         197,577,382          71,640,020
   H-Class***                                           888,534,477          50,824,029                  --                  --
 VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                --                  --           1,287,117           1,619,190
   Advisor Class*                                                --                  --           2,005,277             276,673
   A-Class**                                                     --                  --              11,629                  --
   C-Class***                                                    --                  --             248,777             112,328
   H-Class***                                                    --                  --                  --                  --
 COST OF SHARES REDEEMED

   Investor Class                                                --                  --        (663,011,921)       (966,933,885)
   Advisor Class*                                                --                  --        (511,396,631)       (119,380,064)
   A-Class**                                             (2,194,768)                 --          (3,603,761)                 --
   C-Class***                                          (136,603,063)        (17,257,781)       (190,349,672)        (69,703,957)
   H-Class***                                          (842,508,878)        (45,088,415)                 --                  --
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               52,038,715           6,343,937          15,620,773          22,082,095
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    45,639,392           5,546,745          16,275,074          22,175,081
NET ASSETS--BEGINNING OF PERIOD                           5,546,745                  --          75,708,021          53,532,940
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     51,186,137    $      5,546,745    $     91,983,095    $     75,708,021
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $             --    $             --    $        (19,463)   $       (242,383)
===============================================================================================================================

                                                                    JUNO FUND
---------------------------------------------------------------------------------------
                                                               YEAR              PERIOD
                                                              ENDED               ENDED
                                                          MARCH 31,           MARCH 31,
                                                               2005                2004
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $    (20,248,028)   $     (5,820,858)
Net Realized Gain (Loss) on Investments                 (69,198,399)         17,200,721
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                       (129,335,843)        (88,008,612)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
 Operations                                            (218,782,270)        (76,628,749)
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                --                  --
   Advisor Class                                                 --                  --
   A-Class                                                       --                  --
   C-Class                                                       --                  --
   H-Class                                                       --                  --
Realized Gain on Investment
   Investor Class                                                --                  --
   Advisor Class                                                 --                  --
   A-Class                                                       --                  --
   C-Class                                                       --                  --
   H-Class                                                       --                  --
---------------------------------------------------------------------------------------
   Total Distributions to Shareholders                           --                  --
=======================================================================================
SHARE TRANSACTIONS
 PROCEEDS FROM SHARES PURCHASED
   Investor Class                                     3,330,861,237       2,756,117,189
   Advisor Class*                                       517,196,846         109,156,186
   A-Class**                                            251,608,326           5,056,682
   C-Class***                                         1,006,573,970         618,908,385
   H-Class***                                                    --                  --
 VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                --                  --
   Advisor Class*                                                --                  --
   A-Class**                                                     --                  --
   C-Class***                                                    --                  --
   H-Class***                                                    --                  --
 COST OF SHARES REDEEMED

   Investor Class                                    (2,639,552,558)     (1,937,672,854)
   Advisor Class*                                      (323,759,333)        (54,704,285)
   A-Class**                                            (65,491,818)                 --
   C-Class***                                          (529,212,607)       (164,593,541)
   H-Class***                                                    --                  --
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                            1,548,224,063       1,332,267,762
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                 1,329,441,793       1,255,639,013
NET ASSETS--BEGINNING OF PERIOD                       1,445,566,250         189,927,237
=======================================================================================
NET ASSETS--END OF PERIOD                          $  2,775,008,043    $  1,445,566,250
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $             --    $             --
=======================================================================================

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- U.S. GOVERNMENT BOND FUND ADVISOR CLASS, AND JUNO FUND ADVISOR CLASS.

 ** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- INVERSE SMALL-CAP FUND A-CLASS, U.S. GOVERNMENT BOND FUND A-CLASS, JUNO FUND A-CLASS, LARGE-CAP EUROPE FUND A-CLASS, AND LARGE-CAP JAPAN FUND A-CLASS; SEPTEMBER 1, 2004 -- SMALL-CAP VALUE FUND A-CLASS, AND MID-CAP VALUE FUND A-CLASS.

*** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- INVERSE SMALL-CAP FUND C-CLASS AND H-CLASS, SMALL-CAP VALUE FUND C-CLASS AND H-CLASS, AND MID-CAP VALUE FUND C-CLASS AND H-CLASS.


100 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------------

                                                                   LARGE-CAP                                LARGE-CAP
                                                                  EUROPE FUND                               JAPAN FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR            PERIOD                  YEAR              PERIOD
                                                              ENDED             ENDED                 ENDED               ENDED
                                                          MARCH 31,         MARCH 31,             MARCH 31,           MARCH 31,
                                                               2005              2004                  2005                2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        129,997    $       (267,373)   $       (151,091)   $       (342,111)
Net Realized Gain (Loss) on Investments                   9,237,377          10,115,575         (24,241,072)          6,626,890
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                         (2,440,717)         (1,166,723)        (15,901,073)         13,605,279
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
 Operations                                               6,926,657           8,681,479         (40,293,236)         19,890,058
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class                                                   (4,614)                 --              (4,728)                 --
   C-Class                                                 (130,849)                 --             (87,423)                 --
   H-Class                                               (2,974,067)                 --            (858,925)                 --
Realized Gain on Investment
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class                                                     (110)                 --              (7,805)                 --
   C-Class                                                   (3,107)           (121,876)           (144,310)            (22,026)
   H-Class                                                  (70,630)         (3,323,463)         (1,417,844)           (331,142)
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                   (3,183,377)         (3,445,339)         (2,521,035)           (353,168)
===============================================================================================================================
SHARE TRANSACTIONS
 PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                                871,043               1,000             444,818              54,619
   C-Class***                                            66,363,449          41,151,762          25,378,294          17,100,604
   H-Class***                                           388,867,179         372,420,819         547,540,563         635,111,524
 VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                                  4,723                  --              10,828                  --
   C-Class***                                               128,867             119,553             205,488              18,857
   H-Class***                                             2,925,682           3,275,637           1,992,473             293,399
 COST OF SHARES REDEEMED

   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                               (696,912)                 --            (202,811)                 --
   C-Class***                                           (63,147,820)        (41,547,262)        (26,256,103)        (12,059,612)
   H-Class***                                          (368,119,437)       (349,399,148)       (651,053,664)       (479,360,611)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               27,196,774          26,022,361        (101,940,114)        161,158,780
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    30,940,054          31,258,501        (144,754,385)        180,695,670
NET ASSETS--BEGINNING OF PERIOD                          37,913,736           6,655,235         183,387,551           2,691,881
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     68,853,790    $     37,913,736    $     38,633,166    $    183,387,551
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $             --    $             --    $             --    $     11,502,296
===============================================================================================================================


-------------------------------------------------------------------------------------------------------------------------------

                                                                SMALL-CAP                                MID-CAP
                                                                VALUE FUND                              VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                         PERIOD              PERIOD                  PERIOD              PERIOD
                                                          ENDED               ENDED                   ENDED               ENDED
                                                      MARCH 31,           MARCH 31,               MARCH 31,           MARCH 31,
                                                           2005                2004                    2005                2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        (46,572)   $         (3,043)   $        468,799    $          2,948
Net Realized Gain (Loss) on Investments                  (3,122,751)           (476,796)         (6,886,526)           (443,253)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                          8,800,847             702,036          10,298,850             333,523
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
 Operations                                               5,631,524             222,197           3,881,123            (106,782)
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class                                                       --                  --                  (1)                 --
   C-Class                                                       --                  --                 (27)                 --
   H-Class                                                       --                  --              (2,201)                 --
Realized Gain on Investment
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class                                                     (346)                 --                (202)                 --
   C-Class                                                  (29,580)                 --              (4,272)                 --
   H-Class                                                 (793,116)                 --            (345,666)                 --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                     (823,042)                 --            (352,369)                 --
===============================================================================================================================
SHARE TRANSACTIONS
 PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                              3,620,459                  --           2,295,545                  --
   C-Class***                                            53,306,968           5,578,690          74,078,406           5,091,595
   H-Class***                                           815,754,097          49,997,813         640,902,168          56,066,523
 VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                                    322                  --                 203                  --
   C-Class***                                                29,555                  --               4,206                  --
   H-Class***                                               737,999                  --             344,422                  --
 COST OF SHARES REDEEMED

   Investor Class                                                --                  --                  --                  --
   Advisor Class*                                                --                  --                  --                  --
   A-Class**                                             (2,879,033)                 --          (1,989,278)                 --
   C-Class***                                           (43,424,125)         (3,436,117)        (66,363,111)         (4,406,697)
   H-Class***                                          (765,479,308)        (30,256,277)       (546,771,708)        (37,871,247)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               61,666,934          21,884,109         102,500,853          18,880,174
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    66,475,416          22,106,306         106,029,607          18,773,392
NET ASSETS--BEGINNING OF PERIOD                          22,106,306                  --          18,773,392                  --
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     88,581,722    $     22,106,306    $    124,802,999    $     18,773,392
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $             --    $             --    $             --    $          2,227
===============================================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 101

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                LARGE-CAP                               SMALL-CAP
                                                                VALUE FUND                             GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD              PERIOD              PERIOD              PERIOD
                                                              ENDED               ENDED               ENDED               ENDED
                                                          MARCH 31,           MARCH 31,           MARCH 31,           MARCH 31,
                                                               2005                2004                2005                2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        410,050    $          3,279    $       (526,505)   $         (1,601)
Net Realized Gain (Loss) on Investments                   3,485,343            (470,175)          1,784,678             (38,944)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                          3,747,358             109,941           4,676,353             117,752
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
 Operations                                               7,642,751            (356,955)          5,934,526              77,207
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
      Investor Class                                             --                  --                  --                  --
      Advisor Class                                              --                  --                  --                  --
      A-Class                                                    --                  --                  --                  --
      C-Class                                                   (10)                 --                  --                  --
      H-Class                                                  (152)                 --                  --                  --
      Institutional Class                                        --                  --                  --                  --
Realized Gain on Investment
      Investor Class                                             --                  --                  --                  --
      Advisor Class                                              --                  --                  --                  --
      A-Class                                                  (109)                 --                (756)                 --
      C-Class                                                (7,716)                 --             (41,366)                 --
      H-Class                                              (119,048)                 --            (975,731)                 --
      Institutional Class                                        --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                     (127,035)                 --          (1,017,853)                 --
===============================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class*                                                 618,842                  --             132,229                  --
   C-Class**                                             62,540,030           6,863,402          68,843,123           4,370,288
   H-Class**                                            564,704,785          42,220,344         665,148,507           4,806,391
   Institutional Class                                           --                  --                  --                  --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class*                                                      60                  --                 716                  --
   C-Class**                                                  7,724                  --              40,214                  --
   H-Class**                                                118,432                  --             959,499                  --
   Institutional Class                                           --                  --                  --                  --
COST OF SHARES REDEEMED
   Investor Class                                                --                  --                  --                  --
   Advisor Class                                                 --                  --                  --                  --
   A-Class*                                                (410,264)                 --             (58,702)                 --
   C-Class**                                            (60,564,073)         (4,267,751)        (69,112,781)         (1,918,498)
   H-Class**                                           (555,417,649)        (33,752,236)       (646,986,972)         (2,285,917)
   Institutional Class                                           --                  --                  --                  --
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS

   FROM SHARE TRANSACTIONS                               11,597,887          11,063,759          18,965,833           4,972,264
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    19,113,603          10,706,804          23,882,506           5,049,471
NET ASSETS--BEGINNING OF PERIOD                          10,706,804                  --           5,049,471                  --
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     29,820,407    $     10,706,804    $     28,931,977    $      5,049,471
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $             --    $            160    $             --    $             --
===============================================================================================================================


                                                                 MID-CAP
                                                               GROWTH FUND
---------------------------------------------------------------------------------------
                                                             PERIOD              PERIOD
                                                              ENDED               ENDED
                                                          MARCH 31,           MARCH 31,
                                                               2005                2004
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $       (212,500)   $         (1,082)
Net Realized Gain (Loss) on Investments                  (1,424,940)            (11,115)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                          2,779,507              31,820
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
 Operations                                               1,142,067              19,623
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
      Investor Class                                             --                  --
      Advisor Class                                              --                  --
      A-Class                                                    --                  --
      C-Class                                                    --                  --
      H-Class                                                    --                  --
      Institutional Class                                        --                  --
Realized Gain on Investment
      Investor Class                                             --                  --
      Advisor Class                                              --                  --
      A-Class                                                   (22)                 --
      C-Class                                                  (287)                 --
      H-Class                                               (12,942)                 --
      Institutional Class                                        --                  --
---------------------------------------------------------------------------------------
   Total Distributions to Shareholders                      (13,251)                 --
=======================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                --                  --
   Advisor Class                                                 --                  --
   A-Class*                                                 545,453                  --
   C-Class**                                             25,785,410           4,563,742
   H-Class**                                            387,644,386           3,435,495
   Institutional Class                                           --                  --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                --                  --
   Advisor Class                                                 --                  --
   A-Class*                                                      22                  --
   C-Class**                                                    286                  --
   H-Class**                                                 12,834                  --
   Institutional Class                                           --                  --
COST OF SHARES REDEEMED
   Investor Class                                                --                  --
   Advisor Class                                                 --                  --
   A-Class*                                                      --                  --
   C-Class**                                            (24,651,663)         (3,397,291)
   H-Class**                                           (365,662,253)         (2,824,780)
   Institutional Class                                           --                  --
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS

   FROM SHARE TRANSACTIONS                               23,674,475           1,777,166
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    24,803,291           1,796,789
NET ASSETS--BEGINNING OF PERIOD                           1,796,789                  --
=======================================================================================
NET ASSETS--END OF PERIOD                          $     26,600,080    $      1,796,789
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $             --    $             --
=======================================================================================

 * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS; SEPTEMBER 1, 2004 -- LARGE-CAP VALUE FUND A-CLASS; SMALL-CAP GROWTH FUND A-CLASS, MID-CAP GROWTH FUND A-CLASS, AND LARGE-CAP GROWTH FUND A-CLASS.

** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LARGE-CAP VALUE FUND C-CLASS AND H-CLASS, SMALL-CAP GROWTH FUND C-CLASS AND H-CLASS, MID-CAP GROWTH FUND C-CLASS AND H-CLASS, AND LARGE-CAP GROWTH FUND C-CLASS AND H-CLASS.


102 | THE RYDEX SERIES FUNDS ANNUAL REPORT    SEE NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------------

                                                                LARGE-CAP                            U.S. GOVERNMENT
                                                               GROWTH FUND                          MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD              PERIOD                YEAR              PERIOD
                                                              ENDED               ENDED               ENDED               ENDED
                                                          MARCH 31,           MARCH 31,           MARCH 31,           MARCH 31,
                                                               2005                2004                2005                2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                       $        321,255    $           (231)   $     10,462,879    $      2,393,710
Net Realized Gain (Loss) on Investments                  (1,018,528)             (4,523)                 --               1,894
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                            780,293              23,747                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
 Operations                                                  83,020              18,993          10,462,879           2,395,604
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
      Investor Class                                             --                  --          (9,062,878)         (2,074,169)
      Advisor Class                                              --                  --            (868,123)            (13,035)
      A-Class                                                    --                  --             (39,838)                 --
      C-Class                                                    --                  --            (306,404)             (9,592)
      H-Class                                                    --                  --                  --                  --
      Institutional Class                                        --                  --            (185,636)           (296,914)
Realized Gain on Investment
      Investor Class                                             --                  --                  --                  --
      Advisor Class                                              --                  --                  --                  --
      A-Class                                                    (1)                 --                  --                  --
      C-Class                                                  (153)                 --                  --                  --
      H-Class                                                (8,523)                 --                  --                  --
      Institutional Class                                        --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                       (8,677)                 --         (10,462,879)         (2,393,710)
===============================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                --                  --      18,938,656,129      20,632,372,433
   Advisor Class                                                 --                  --       3,577,821,000       4,386,273,780
   A-Class*                                                  79,261                  --          23,938,925               1,000
   C-Class**                                            108,039,150             907,686       2,540,283,761       3,269,540,461
   H-Class**                                            387,101,308           2,068,170                  --                  --
   Institutional Class                                           --                  --                 928                  --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                --                  --           8,918,802           2,043,352
   Advisor Class                                                 --                  --             853,605              13,574
   A-Class*                                                      --                  --              22,293                  --
   C-Class**                                                    153                  --             282,882               8,818
   H-Class**                                                  8,519                  --                  --                  --
   Institutional Class                                           --                  --              20,804              28,440
COST OF SHARES REDEEMED
   Investor Class                                                --                  --     (18,808,627,729)    (20,796,030,723)
   Advisor Class                                                 --                  --      (3,582,384,097)     (4,324,201,196)
   A-Class*                                                  (6,027)                 --         (16,627,319)                 --
   C-Class**                                            (88,139,430)           (916,545)     (2,515,971,843)     (3,340,221,448)
   H-Class**                                           (376,411,238)         (1,285,366)                 --                  --
   Institutional Class                                           --                  --         (50,021,804)        (10,036,610)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS

   FROM SHARE TRANSACTIONS                               30,671,696             773,945         117,166,337        (180,208,119)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    30,746,039             792,938         117,166,337        (180,206,225)
NET ASSETS--BEGINNING OF PERIOD                             792,938                  --       1,487,735,902       1,667,942,127
===============================================================================================================================
NET ASSETS--END OF PERIOD                          $     31,538,977    $        792,938    $  1,604,902,239    $  1,487,735,902
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                $             --    $             --    $             --    $             --
===============================================================================================================================


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 103

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED       NET INCREASE
                                        NET ASSET             NET               AND             (DECREASE)        DISTRIBUTIONS
                                         VALUE,           INVESTMENT         UNREALIZED        IN NET ASSET         FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING      INVESTMENT
                                        OF PERIOD           (LOSS)+        ON SECURITIES      FROM OPERATIONS        INCOME
--------------------------------------------------------------------------------------------------------------------------------
NOVA FUND -- INVESTOR CLASS
     MARCH 31, 2005                     $ 24.12           $   (.11)            $  1.95            $  1.84            $    --
     March 31, 2004                       15.54                .07                8.51               8.58                 --
     March 31, 2003                       25.56                .08              (10.10)            (10.02)                --
     March 31, 2002                       26.85                .12               (1.28)             (1.16)              (.13)
     March 31, 2001                       41.93                .33              (15.41)            (15.08)                --
NOVA FUND -- ADVISOR CLASS
     MARCH 31, 2005                       23.42               (.23)               1.89               1.66                 --
     March 31, 2004                       15.17               (.05)               8.30               8.25                 --
     March 31, 2003                       25.11               (.03)              (9.91)             (9.94)                --
     March 31, 2002                       26.52               (.01)              (1.27)             (1.28)              (.13)
     March 31, 2001                       41.63                .16              (15.27)            (15.11)                --
NOVA FUND -- A-CLASS
     MARCH 31, 2005                       23.42               (.17)               1.90               1.73                 --
     March 31, 2004 *                     23.42                 --                  --                 --                 --
NOVA FUND -- C-CLASS
     MARCH 31, 2005                       23.36               (.35)               1.88               1.53                 --
     March 31, 2004                       15.20               (.12)               8.28               8.16                 --
     March 31, 2003                       25.28               (.08)             (10.00)            (10.08)                --
     March 31, 2002                       26.84               (.18)              (1.25)             (1.43)              (.13)
     March 31, 2001 *                     27.18               (.01)               (.33)              (.34)                --
URSA FUND -- INVESTOR CLASS
     MARCH 31, 2005                        9.17               (.04)               (.44)              (.48)                --
     March 31, 2004                       13.06               (.04)              (3.45)             (3.49)                --
     March 31, 2003                       10.45                .01                2.67               2.68               (.07)
     March 31, 2002                       10.43                .16                (.10)               .06               (.04)
     March 31, 2001                        7.68                .40                2.41               2.81               (.06)
URSA FUND -- ADVISOR CLASS
     MARCH 31, 2005                        8.87               (.08)               (.43)              (.51)                --
     March 31, 2004                       12.70               (.09)              (3.34)             (3.43)                --
     March 31, 2003                       10.22               (.06)               2.61               2.55               (.07)
     March 31, 2002                       10.26                .09                (.09)                --               (.04)
     March 31, 2001                        7.61                .43                2.28               2.71               (.06)
URSA FUND -- A-CLASS
     MARCH 31, 2005                        8.87               (.06)               (.44)              (.50)                --
     March 31, 2004 *                      8.87                 --                  --                 --                 --

                                      DISTRIBUTIONS                         NET INCREASE         NET ASSET
                                        FROM NET                            (DECREASE) IN         VALUE,              TOTAL
                                        REALIZED             TOTAL            NET ASSET           END OF           INVESTMENT
                                      CAPITAL GAINS      DISTRIBUTIONS          VALUE             PERIOD             RETURN
--------------------------------------------------------------------------------------------------------------------------------
NOVA FUND -- INVESTOR CLASS
     MARCH 31, 2005                    $   --              $    --             $  1.84            $ 25.96              7.63%
     March 31, 2004                        --                   --                8.58              24.12             55.25%
     March 31, 2003                        --                   --              (10.02)             15.54            (39.20)%
     March 31, 2002                        --                 (.13)              (1.29)             25.56             (4.36)%
     March 31, 2001                        --                   --              (15.08)             26.85            (35.96)%
NOVA FUND -- ADVISOR CLASS
     MARCH 31, 2005                        --                   --                1.66              25.08              7.09%
     March 31, 2004                        --                   --                8.25              23.42             54.42%
     March 31, 2003                        --                   --               (9.94)             15.17            (39.59)%
     March 31, 2002                        --                 (.13)              (1.41)             25.11             (4.87)%
     March 31, 2001                        --                   --              (15.11)             26.52            (36.30)%
NOVA FUND -- A-CLASS
     MARCH 31, 2005                        --                   --                1.73              25.15              7.39%
     March 31, 2004 *                      --                   --                  --              23.42              0.00%
NOVA FUND -- C-CLASS
     MARCH 31, 2005                        --                   --                1.53              24.89              6.55%
     March 31, 2004                        --                   --                8.16              23.36             53.72%
     March 31, 2003                        --                   --              (10.08)             15.20            (39.87)%
     March 31, 2002                        --                 (.13)              (1.56)             25.28             (5.37)%
     March 31, 2001 *                      --                   --                (.34)             26.84             (1.25)%
URSA FUND -- INVESTOR CLASS
     MARCH 31, 2005                        --                   --                (.48)              8.69             (5.23)%
     March 31, 2004                      (.40)                (.40)              (3.89)              9.17            (26.90)%
     March 31, 2003                        --                 (.07)               2.61              13.06             25.65%
     March 31, 2002                        --                 (.04)                .02              10.45              0.60%
     March 31, 2001                        --                 (.06)               2.75              10.43             36.68%
URSA FUND -- ADVISOR CLASS
     MARCH 31, 2005                        --                   --                (.51)              8.36             (5.75)%
     March 31, 2004                      (.40)                (.40)              (3.83)              8.87            (27.19)%
     March 31, 2003                        --                 (.07)               2.48              12.70             24.95%
     March 31, 2002                        --                 (.04)               (.04)             10.22              0.02%
     March 31, 2001                        --                 (.06)               2.65              10.26             35.70%
URSA FUND -- A-CLASS
     MARCH 31, 2005                        --                   --                (.50)              8.37             (5.64)%
     March 31, 2004 *                      --                   --                  --               8.87              0.00%

                                                         RATIO TO
                                                    AVERAGE NET ASSETS:
                                     -----------------------------------------------------
                                                                                 NET                               NET ASSETS,
                                                                             INVESTMENT          PORTFOLIO           END OF
                                          GROSS               NET              INCOME            TURNOVER         PERIOD (000'S
                                        EXPENSES           EXPENSES            (LOSS)             RATE***           OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
NOVA FUND -- INVESTOR CLASS
     MARCH 31, 2005                      1.21%++            1.21%++           (0.44)%              388%             $ 175,042
     March 31, 2004                      1.25%++            1.25%++            0.35%               540%               187,051
     March 31, 2003                      1.27%++            1.27%++            0.44%               603%               130,951
     March 31, 2002                      1.16%++            1.16%++            0.44%               401%               222,251
     March 31, 2001                      1.34%              1.33%              0.89%               117%               251,333
NOVA FUND -- ADVISOR CLASS
     MARCH 31, 2005                      1.71%++            1.71%++           (0.94)%              388%                52,642
     March 31, 2004                      1.74%++            1.74%++           (0.24)%              540%                46,405
     March 31, 2003                      1.77%++            1.77%++           (0.17)%              603%                27,130
     March 31, 2002                      1.55%++            1.55%++           (0.02)%              401%                59,375
     March 31, 2001                      1.87%              1.87%              0.45%               117%                38,184
NOVA FUND -- A-CLASS
     MARCH 31, 2005                      1.45%++            1.45%++           (0.68)%              388%                18,463
     March 31, 2004 *                    0.00%**++@         0.00%**++@         0.00%**             540%                     1
NOVA FUND -- C-CLASS
     MARCH 31, 2005                      2.21%++            2.21%++           (1.44)%              388%                49,464
     March 31, 2004                      2.26%++            2.26%++           (0.56)%              540%                32,710
     March 31, 2003                      2.28%++            2.28%++           (0.46)%              603%                12,627
     March 31, 2002                      2.27%++            2.27%++           (0.72)%              401%                10,355
     March 31, 2001 *                    1.86%**            1.77%**           (0.98)%**            117%                   111
URSA FUND -- INVESTOR CLASS
     MARCH 31, 2005                      1.38%++            1.38%++           (0.46)%               --                326,085
     March 31, 2004                      1.38%++            1.38%++           (0.37)%               --                353,496
     March 31, 2003                      1.41%++            1.41%++            0.06%                --                471,600
     March 31, 2002                      1.31%++            1.31%++            1.56%                --                214,498
     March 31, 2001                      1.37%++            1.37%++            4.69%                --                222,939
URSA FUND -- ADVISOR CLASS
     MARCH 31, 2005                      1.88%++            1.88%++           (0.96)%               --                 40,964
     March 31, 2004                      1.87%++            1.87%++           (0.86)%               --                 45,073
     March 31, 2003                      1.89%++            1.89%++           (0.45)%               --                 39,686
     March 31, 2002                      1.85%++            1.85%++            0.87%                --                  7,036
     March 31, 2001                      1.86%++            1.86%++            4.92%                --                  2,860
URSA FUND -- A-CLASS
     MARCH 31, 2005                      1.63%++            1.63%++           (0.71)%               --                  7,318
     March 31, 2004 *                    0.00%**++@         0.00%**++@         0.00%**              --                      1

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001 -- NOVA FUND C-CLASS; MARCH 31, 2004 -- NOVA FUND A-CLASS AND URSA FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


104 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED        NET INCREASE
                                        NET ASSET             NET                AND            (DECREASE)        DISTRIBUTIONS
                                         VALUE,           INVESTMENT         UNREALIZED        IN NET ASSET         FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING      INVESTMENT
                                        OF PERIOD           (LOSS)+         ON SECURITIES     FROM OPERATIONS        INCOME
--------------------------------------------------------------------------------------------------------------------------------
URSA FUND -- C-CLASS
     MARCH 31, 2005                      $  8.89            $ (.13)           $  (.43)            $  (.56)            $  --
     March 31, 2004                        12.80              (.14)             (3.37)              (3.51)               --
     March 31, 2003                        10.35              (.12)              2.64                2.52              (.07)
     March 31, 2002                        10.43              (.03)              (.01)               (.04)             (.04)
     March 31, 2001 *                      10.29               .01                .13                 .14                --
OTC FUND -- INVESTOR CLASS
     MARCH 31, 2005                         9.73               .04                .17                 .21                --
     March 31, 2004                         7.02              (.09)              2.80                2.71                --
     March 31, 2003                        10.16              (.08)             (3.06)              (3.14)               --
     March 31, 2002                        11.19              (.11)              (.92)              (1.03)               --
     March 31, 2001                        32.40              (.24)            (20.80)             (21.04)               --
OTC FUND -- ADVISOR CLASS
     MARCH 31, 2005                         9.46              (.02)               .16                 .14                --
     March 31, 2004                         6.85              (.13)              2.74                2.61                --
     March 31, 2003                         9.97              (.11)             (3.01)              (3.12)               --
     March 31, 2002                        11.04              (.16)              (.91)              (1.07)               --
     March 31, 2001                        32.16              (.35)            (20.60)             (20.95)               --
OTC FUND -- A-CLASS
     MARCH 31, 2005                         9.46               .06                .11                 .17                --
     March 31, 2004 *                       9.46                --                 --                  --                --
OTC FUND -- C-CLASS
     MARCH 31, 2005                         9.41              (.03)               .12                 .09                --
     March 31, 2004                         6.86              (.18)              2.73                2.55                --
     March 31, 2003                        10.03              (.14)             (3.03)              (3.17)               --
     March 31, 2002                        11.20              (.21)              (.96)              (1.17)               --
     March 31, 2001 *                      11.95                --               (.75)               (.75)               --
ARKTOS FUND -- INVESTOR CLASS
     MARCH 31, 2005                        25.69              (.11)             (1.03)              (1.14)               --
     March 31, 2004                        37.79              (.13)            (11.97)             (12.10)               --
     March 31, 2003                        32.29              7.34               (.70)               6.64             (1.14)
     March 31, 2002                        35.76              1.01              (4.19)              (3.18)             (.29)
     March 31, 2001                        17.45              1.08              17.23               18.31                --
ARKTOS FUND -- ADVISOR CLASS
     MARCH 31, 2005                        25.60              (.24)             (1.02)              (1.26)               --
     March 31, 2004 *                      29.97              (.16)             (4.21)              (4.37)               --

                                      DISTRIBUTIONS                         NET INCREASE         NET ASSET
                                        FROM NET                            (DECREASE) IN         VALUE,              TOTAL
                                        REALIZED             TOTAL            NET ASSET           END OF           INVESTMENT
                                      CAPITAL GAINS      DISTRIBUTIONS          VALUE             PERIOD             RETURN
--------------------------------------------------------------------------------------------------------------------------------
URSA FUND -- C-CLASS
     MARCH 31, 2005                     $   --              $   --            $  (.56)            $  8.33            (6.30)%
     March 31, 2004                       (.40)               (.40)             (3.91)               8.89           (27.62)%
     March 31, 2003                         --                (.07)              2.45               12.80            24.35%
     March 31, 2002                         --                (.04)              (.08)              10.35            (0.36)%
     March 31, 2001 *                       --                  --                .14               10.43             1.36%
OTC FUND -- INVESTOR CLASS
     MARCH 31, 2005                         --                  --                .21                9.94             2.16%
     March 31, 2004                         --                  --               2.71                9.73            38.60%
     March 31, 2003                         --                  --              (3.14)               7.02           (30.91)%
     March 31, 2002                         --                  --              (1.03)              10.16            (9.20)%
     March 31, 2001                       (.17)               (.17)            (21.21)              11.19           (65.19)%
OTC FUND -- ADVISOR CLASS
     MARCH 31, 2005                         --                  --                .14                9.60             1.48%
     March 31, 2004                         --                  --               2.61                9.46            38.10%
     March 31, 2003                         --                  --              (3.12)               6.85           (31.29)%
     March 31, 2002                         --                  --              (1.07)               9.97            (9.69)%
     March 31, 2001                       (.17)               (.17)            (21.12)              11.04           (65.40)%
OTC FUND -- A-CLASS
     MARCH 31, 2005                         --                  --                .17                9.63             1.80%
     March 31, 2004 *                       --                  --                 --                9.46             0.00%
OTC FUND -- C-CLASS
     MARCH 31, 2005                         --                  --                .09                9.50             0.96%
     March 31, 2004                         --                  --               2.55                9.41            37.17%
     March 31, 2003                         --                  --              (3.17)               6.86           (31.61)%
     March 31, 2002                         --                  --              (1.17)              10.03           (10.45)%
     March 31, 2001 *                       --                  --               (.75)              11.20            (6.28)%
ARKTOS FUND -- INVESTOR CLASS
     MARCH 31, 2005                         --                  --              (1.14)              24.55            (4.44)%
     March 31, 2004                         --                  --             (12.10)              25.69           (32.02)%
     March 31, 2003                         --               (1.14)              5.50               37.79            20.39%
     March 31, 2002                         --                (.29)             (3.47)              32.29            (8.84)%
     March 31, 2001                         --                  --              18.31               35.76           104.93%
ARKTOS FUND -- ADVISOR CLASS
     MARCH 31, 2005                         --                  --              (1.26)              24.34            (4.92)%
     March 31, 2004 *                       --                  --              (4.37)              25.60           (14.58)%

                                                         RATIO TO
                                                    AVERAGE NET ASSETS:
                                     -----------------------------------------------------
                                                                                 NET                               NET ASSETS,
                                                                             INVESTMENT          PORTFOLIO           END OF
                                          GROSS               NET              INCOME            TURNOVER         PERIOD (000'S
                                        EXPENSES           EXPENSES            (LOSS)             RATE***           OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
URSA FUND -- C-CLASS
     MARCH 31, 2005                      2.38%++            2.38%++             (1.46)%              --             $   43,763
     March 31, 2004                      2.39%++            2.39%++             (1.42)%              --                 45,604
     March 31, 2003                      2.40%++            2.40%++             (0.97)%              --                 17,540
     March 31, 2002                      2.47%++            2.47%++             (0.34)%              --                  7,007
     March 31, 2001 *                    2.15%**++          2.15%**++            3.04%**             --                     35
OTC FUND -- INVESTOR CLASS
     MARCH 31, 2005                      1.20%              1.20%                0.40%              132%               801,185
     March 31, 2004                      1.22%              1.22%               (0.98)%             139%               858,816
     March 31, 2003                      1.27%              1.27%               (1.08)%             180%               653,999
     March 31, 2002                      1.08%              1.08%               (0.96)%             109%               783,637
     March 31, 2001                      1.16%              1.16%               (1.01)%             228%             1,043,848
OTC FUND -- ADVISOR CLASS
     MARCH 31, 2005                      1.69%              1.69%               (0.25)%             132%                19,887
     March 31, 2004                      1.71%              1.71%               (1.47)%             139%                57,535
     March 31, 2003                      1.76%              1.76%               (1.56)%             180%                43,839
     March 31, 2002                      1.60%              1.60%               (1.47)%             109%                20,837
     March 31, 2001                      1.67%              1.66%               (1.50)%             228%                36,836
OTC FUND -- A-CLASS
     MARCH 31, 2005                      1.45%              1.45%                0.59%              132%                 1,818
     March 31, 2004 *                    0.00%**@           0.00%**@             0.00%**            139%                     1
OTC FUND -- C-CLASS
     MARCH 31, 2005                      2.19%              2.19%               (0.33)%             132%                14,422
     March 31, 2004                      2.23%              2.23%               (1.97)%             139%                13,653
     March 31, 2003                      2.26%              2.26%               (1.98)%             180%                 8,331
     March 31, 2002                      2.24%              2.24%               (2.13)%             109%                 3,545
     March 31, 2001 *                    2.37%**            2.09%**             (2.03)%**           228%                    32
ARKTOS FUND -- INVESTOR CLASS
     MARCH 31, 2005                      1.38%++            1.38%++             (0.46)%              --                198,288
     March 31, 2004                      1.40%++            1.40%++             (0.47)%              --                209,994
     March 31, 2003                      1.42%++            1.42%++             18.11%               --                146,416
     March 31, 2002                      1.35%++            1.35%++              3.16%               --                113,904
     March 31, 2001                      1.34%++            1.33%++              6.27%            1,788%                79,028
ARKTOS FUND -- ADVISOR CLASS
     MARCH 31, 2005                      1.88%++            1.88%++             (0.96)%              --                 17,059
     March 31, 2004 *                    1.90%**++          1.90%**++           (0.97)%**            --                 17,975

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 15, 2001 -- URSA FUND C-CLASS; MARCH 26, 2001 -- OTC FUND C-CLASS; AUGUST 1, 2003 -- ARKTOS FUND ADVISOR CLASS; MARCH 31, 2004 -- OTC FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR YEARS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR ARKTOS MASTER PORTFOLIO.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 105

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED        NET INCREASE
                                        NET ASSET             NET                AND            (DECREASE)        DISTRIBUTIONS
                                         VALUE,           INVESTMENT         UNREALIZED        IN NET ASSET         FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING      INVESTMENT
                                        OF PERIOD           (LOSS)+         ON SECURITIES     FROM OPERATIONS        INCOME
--------------------------------------------------------------------------------------------------------------------------------
ARKTOS FUND -- A-CLASS
     MARCH 31, 2005                     $  25.60            $  (.17)         $ (1.04)           $   (1.21)           $    --
     March 31, 2004 *                      25.60                 --               --                   --                 --
ARKTOS FUND -- C-CLASS
     MARCH 31, 2005                        24.83               (.35)           (1.00)               (1.35)                --
     March 31, 2004                        36.92               (.38)          (11.71)              (12.09)                --
     March 31, 2003                        31.93               3.08             3.05                 6.13              (1.14)
     March 31, 2002                        35.74                .43            (3.95)               (3.52)              (.29)
     March 31, 2001 *                      29.14                 --             6.60                 6.60                 --
MEDIUS FUND -- A-CLASS
     MARCH 31, 2005                        28.30               (.03)            3.59                 3.56                 --
     March 31, 2004 *                      28.30                 --               --                   --                 --
MEDIUS FUND -- C-CLASS
     MARCH 31, 2005                        27.76               (.26)            3.53                 3.27                 --
     March 31, 2004                        15.85               (.31)           12.22                11.91                 --
     March 31, 2003                        26.00               (.17)           (9.87)              (10.04)              (.11)
     March 31, 2002 *                      24.53               (.13)            1.60                 1.47                 --
MEDIUS FUND -- H-CLASS
     MARCH 31, 2005                        28.30               (.06)            3.62                 3.56                 --
     March 31, 2004                        16.04               (.14)           12.40                12.26                 --
     March 31, 2003                        26.08               (.07)           (9.86)               (9.93)              (.11)
     March 31, 2002 *                      25.00               (.03)            1.11                 1.08                 --
INVERSE MID-CAP FUND -- A-CLASS
     MARCH 31, 2005                        49.01               (.06)           (4.94)               (5.00)                --
     March 31, 2004 *                      49.01                 --               --                   --                 --
INVERSE MID-CAP FUND -- C-CLASS
     MARCH 31, 2005                        48.98               (.27)           (5.09)               (5.36)                --
     March 31, 2004 *                      50.00               (.08)            (.94)               (1.02)                --
INVERSE MID-CAP FUND -- H-CLASS
     MARCH 31, 2005                        49.01                .18            (5.18)               (5.00)                --
     March 31, 2004 *                      50.00               (.05)            (.94)                (.99)                --
MEKROS FUND -- A-CLASS
     MARCH 31, 2005                        26.22               (.03)            1.51                 1.48                 --
     March 31, 2004 *                      26.22                 --               --                   --                 --
MEKROS FUND -- C-CLASS
     MARCH 31, 2005                        25.63               (.26)            1.48                 1.22                 --
     March 31, 2004                        12.75               (.28)           13.16                12.88                 --
     March 31, 2003                        22.47               (.15)           (9.53)               (9.68)                --
     March 31, 2002                        19.99               (.07)            2.55                 2.48                 --
     March 31, 2001 *                      24.28                .17            (4.46)               (4.29)                --

                                      DISTRIBUTIONS                         NET INCREASE         NET ASSET
                                        FROM NET                            (DECREASE) IN         VALUE,              TOTAL
                                        REALIZED             TOTAL            NET ASSET           END OF           INVESTMENT
                                      CAPITAL GAINS      DISTRIBUTIONS          VALUE             PERIOD             RETURN
--------------------------------------------------------------------------------------------------------------------------------
ARKTOS FUND -- A-CLASS
     MARCH 31, 2005                    $   --              $   --              $(1.21)            $24.39              (4.73)%
     March 31, 2004 *                      --                  --                  --              25.60               0.00%
ARKTOS FUND -- C-CLASS
     MARCH 31, 2005                        --                  --               (1.35)             23.48              (5.44)%
     March 31, 2004                        --                  --              (12.09)             24.83             (32.75)%
     March 31, 2003                        --               (1.14)               4.99              36.92              19.02%
     March 31, 2002                        --                (.29)              (3.81)             31.93              (9.80)%
     March 31, 2001 *                      --                  --                6.60              35.74              22.65%
MEDIUS FUND -- A-CLASS
     MARCH 31, 2005                        --                  --                3.56              31.86              12.58%
     March 31, 2004 *                      --                  --                  --              28.30               0.00%
MEDIUS FUND -- C-CLASS
     MARCH 31, 2005                        --                  --                3.27              31.03              11.78%
     March 31, 2004                        --                  --               11.91              27.76              75.14%
     March 31, 2003                        --                (.11)             (10.15)             15.85             (38.65)%
     March 31, 2002 *                      --                  --                1.47              26.00               5.99%
MEDIUS FUND -- H-CLASS
     MARCH 31, 2005                        --                  --                3.56              31.86              12.58%
     March 31, 2004                        --                  --               12.26              28.30              76.43%
     March 31, 2003                        --                (.11)             (10.04)             16.04             (38.11)%
     March 31, 2002 *                      --                  --                1.08              26.08               4.32%
INVERSE MID-CAP FUND -- A-CLASS
     MARCH 31, 2005                        --                  --               (5.00)             44.01             (10.20)%
     March 31, 2004 *                      --                  --                  --              49.01               0.00%
INVERSE MID-CAP FUND -- C-CLASS
     MARCH 31, 2005                        --                  --               (5.36)             43.62             (10.94)%
     March 31, 2004 *                      --                  --               (1.02)             48.98              (2.04)%
INVERSE MID-CAP FUND -- H-CLASS
     MARCH 31, 2005                        --                  --               (5.00)             44.01             (10.20)%
     March 31, 2004 *                      --                  --                (.99)             49.01              (1.98)%
MEKROS FUND -- A-CLASS
     MARCH 31, 2005                      (.16)               (.16)               1.32              27.54               5.63%
     March 31, 2004 *                      --                  --                  --              26.22               0.00%
MEKROS FUND -- C-CLASS
     MARCH 31, 2005                      (.16)               (.16)               1.06              26.69               4.75%
     March 31, 2004                        --                  --               12.88              25.63             101.02%
     March 31, 2003                      (.04)               (.04)              (9.72)             12.75             (43.12)%
     March 31, 2002                        --                  --                2.48              22.47              12.41%
     March 31, 2001 *                      --                  --               (4.29)             19.99             (17.67)%

                                                         RATIO TO
                                                    AVERAGE NET ASSETS:
                                     -----------------------------------------------------
                                                                                 NET                               NET ASSETS,
                                                                             INVESTMENT          PORTFOLIO           END OF
                                          GROSS               NET              INCOME            TURNOVER         PERIOD (000'S
                                        EXPENSES           EXPENSES            (LOSS)             RATE***           OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
ARKTOS FUND -- A-CLASS
     MARCH 31, 2005                      1.62%++            1.62%++             (0.70)%              --             $ 5,697
     March 31, 2004 *                    0.00%**++@         0.00%**++@           0.00%**             --                   1
ARKTOS FUND -- C-CLASS
     MARCH 31, 2005                      2.38%++            2.38%++             (1.46)%              --              15,693
     March 31, 2004                      2.41%++            2.41%++             (1.48)%              --              34,375
     March 31, 2003                      2.41%++            2.41%++              8.23%               --               2,673
     March 31, 2002                      2.38%++            2.38%++              1.45%               --               1,996
     March 31, 2001 *                    2.28%**++          2.27%**++            0.00%**          1,788%                 22
MEDIUS FUND -- A-CLASS
     MARCH 31, 2005                      1.63%              1.63%               (0.10)%             669%              1,050
     March 31, 2004 *                    0.00%**@           0.00%**@             0.00%**          1,239%                  4
MEDIUS FUND -- C-CLASS
     MARCH 31, 2005                      2.37%              2.37%               (0.91)%             669%             17,912
     March 31, 2004                      2.41%              2.41%               (1.31)%           1,239%             14,444
     March 31, 2003                      2.43%              2.43%               (0.95)%           2,322%              5,610
     March 31, 2002 *                    2.44%**            2.44%**             (0.96)%**           893%              1,734
MEDIUS FUND -- H-CLASS
     MARCH 31, 2005                      1.62%              1.62%               (0.21)%             669%             59,274
     March 31, 2004                      1.66%              1.66%               (0.56)%           1,239%             68,193
     March 31, 2003                      1.69%              1.69%               (0.32)%           2,322%             14,634
     March 31, 2002 *                    1.71%**            1.71%**             (0.19)%**           893%            116,176
INVERSE MID-CAP FUND -- A-CLASS
     MARCH 31, 2005                      1.63%              1.63%               (0.13)%              --                  61
     March 31, 2004 *                    0.00%**@           0.00%**@             0.00%**             --                   1
INVERSE MID-CAP FUND -- C-CLASS
     MARCH 31, 2005                      2.36%              2.36%               (0.58)%              --               1,011
     March 31, 2004 *                    2.23%**            2.23%**             (1.45)%**            --                 137
INVERSE MID-CAP FUND -- H-CLASS
     MARCH 31, 2005                      1.60%              1.60%                0.39%               --              30,073
     March 31, 2004 *                    1.54%**            1.54%**             (0.74)%**            --               2,678
MEKROS FUND -- A-CLASS
     MARCH 31, 2005                      1.61%              1.61%               (0.10)%             501%              3,340
     March 31, 2004 *                    0.00%**@           0.00%**@             0.00%**            965%                  4
MEKROS FUND -- C-CLASS
     MARCH 31, 2005                      2.37%              2.37%               (1.00)%             501%             18,915
     March 31, 2004                      2.41%              2.41%               (1.34)%             965%             48,851
     March 31, 2003                      2.43%              2.43%               (0.91)%             746%             13,530
     March 31, 2002                      2.44%              2.44%               (0.33)%             714%             20,604
     March 31, 2001 *                    2.54%**            2.52%**              3.80%**             --                   2

  * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 23, 2001 -- MEKROS FUND C-CLASS; MARCH 7, 2001 -- ARKTOS FUND C-CLASS; AUGUST 16, 2001 -- MEDIUS FUND H-CLASS; AUGUST 20, 2001 -- MEDIUS FUND C-CLASS; FEBRUARY 20, 2004 -- INVERSE MID-CAP FUND C-CLASS, INVERSE MID-CAP FUND H-CLASS; MARCH 31, 2004 -- MEDIUS FUND A-CLASS, INVERSE MID-CAP FUND A-CLASS, MEKROS FUND A-CLASS, AND ARKTOS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIO TO AVERAGE NET ASSETS INCLUDED EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


106 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED        NET INCREASE
                                        NET ASSET             NET                AND            (DECREASE)        DISTRIBUTIONS
                                         VALUE,           INVESTMENT         UNREALIZED        IN NET ASSET         FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING      INVESTMENT
                                        OF PERIOD           (LOSS)+         ON SECURITIES     FROM OPERATIONS        INCOME
--------------------------------------------------------------------------------------------------------------------------------
MEKROS FUND -- H-CLASS
     MARCH 31, 2005                       $26.22             $ (.07)            $ 1.52            $ 1.45              $   --
     March 31, 2004                        12.94               (.14)             13.42             13.28                  --
     March 31, 2003                        22.61               (.03)             (9.60)            (9.63)                 --
     March 31, 2002                        19.99                .16               2.46              2.62                  --
     March 31, 2001*                       25.00                .42              (5.43)            (5.01)                 --
INVERSE SMALL-CAP -- A-CLASS
     MARCH 31, 2005                        48.80               (.02)             (2.69)            (2.71)                 --
     March 31, 2004*                       48.80                 --                 --                --                  --
INVERSE SMALL-CAP -- C-CLASS
     MARCH 31, 2005                        48.77               (.49)             (2.57)            (3.06)                 --
     March 31, 2004*                       50.00               (.08)             (1.15)            (1.23)                 --
INVERSE SMALL-CAP -- H-CLASS
     MARCH 31, 2005                        48.80                .04              (2.75)            (2.71)                 --
     March 31, 2004*                       50.00               (.04)             (1.16)            (1.20)                 --
U.S. GOVERNMENT BOND FUND --
  INVESTOR CLASS
     MARCH 31, 2005                        11.03                .42                 --               .42                (.41)
     March 31, 2004                        10.95                .41                .08               .49                (.41)
     March 31, 2003                         9.12                .41               1.83              2.24                (.41)
     March 31, 2002                         9.82                .43               (.70)             (.27)               (.43)
     March 31, 2001                         9.34                .42                .48               .90                (.42)
U.S. GOVERNMENT BOND FUND --
  ADVISOR CLASS
     MARCH 31, 2005                        11.04                .36                .04               .40                (.37)
     March 31, 2004*                       10.00                .23               1.04              1.27                (.23)
U.S. GOVERNMENT BOND FUND -- A-CLASS
     MARCH 31, 2005                        11.05                .39                .02               .41                (.39)
     March 31, 2004*                       11.05                 --                 --                --                  --
U.S. GOVERNMENT BOND FUND -- C-CLASS
     MARCH 31, 2005                        11.05                .31                .02               .33                (.31)
     March 31, 2004                        10.97                .30                .08               .38                (.30)
     March 31, 2003                         9.12                .31               1.85              2.16                (.31)
     March 31, 2002*                        9.42                .32               (.32)               --                (.30)
JUNO FUND -- INVESTOR CLASS
     MARCH 31, 2005                        19.77               (.08)              (.75)             (.83)                 --
     March 31, 2004                        21.23               (.09)             (1.37)            (1.46)                 --
     March 31, 2003                        26.40               (.04)             (5.13)            (5.17)                 --
     March 31, 2002 +++                    25.59                .27                .54               .81                  --
     March 31, 2001 +++                    27.00               1.23              (2.64)            (1.41)                 --

                                      DISTRIBUTIONS                         NET INCREASE         NET ASSET
                                        FROM NET                            (DECREASE) IN         VALUE,              TOTAL
                                        REALIZED             TOTAL            NET ASSET           END OF           INVESTMENT
                                      CAPITAL GAINS      DISTRIBUTIONS          VALUE             PERIOD             RETURN
--------------------------------------------------------------------------------------------------------------------------------
MEKROS FUND -- H-CLASS
     MARCH 31, 2005                    $   (.16)            $  (.16)          $   1.29            $  27.51              5.52%
     March 31, 2004                          --                  --              13.28               26.22            102.63%
     March 31, 2003                        (.04)               (.04)             (9.67)              12.94            (42.63)%
     March 31, 2002                          --                  --               2.62               22.61             13.11%
     March 31, 2001*                         --                  --              (5.01)              19.99            (20.04)%
INVERSE SMALL-CAP -- A-CLASS
     MARCH 31, 2005                          --                  --              (2.71)              46.09             (5.55)%
     March 31, 2004*                         --                  --                 --               48.80              0.00%
INVERSE SMALL-CAP -- C-CLASS
     MARCH 31, 2005                          --                  --              (3.06)              45.71             (6.27)%
     March 31, 2004*                         --                  --              (1.23)              48.77             (2.46)%
INVERSE SMALL-CAP -- H-CLASS
     MARCH 31, 2005                          --                  --              (2.71)              46.09             (5.55)%
     March 31, 2004*                         --                  --              (1.20)              48.80             (2.40)%
U.S. GOVERNMENT BOND FUND --
  INVESTOR CLASS
     MARCH 31, 2005                          --                (.41)               .01               11.04              4.04%
     March 31, 2004                          --                (.41)               .08               11.03              4.65%
     March 31, 2003                          --                (.41)              1.83               10.95             24.93%
     March 31, 2002                          --                (.43)              (.70)               9.12             (2.88)%
     March 31, 2001                          --                (.42)               .48                9.82              9.81%
U.S. GOVERNMENT BOND FUND --
  ADVISOR CLASS
     MARCH 31, 2005                          --                (.37)               .03               11.07              3.75%
     March 31, 2004*                         --                (.23)              1.04               11.04             12.84%
U.S. GOVERNMENT BOND FUND -- A-CLASS
     MARCH 31, 2005                          --                (.39)               .02               11.07              3.86%
     March 31, 2004*                         --                  --                 --               11.05              0.00%
U.S. GOVERNMENT BOND FUND -- C-CLASS
     MARCH 31, 2005                          --                (.31)               .02               11.07              3.10%
     March 31, 2004                          --                (.30)               .08               11.05              3.59%
     March 31, 2003                          --                (.31)              1.85               10.97             23.93%
     March 31, 2002*                         --                (.30)              (.30)               9.12             (0.14)%
JUNO FUND -- INVESTOR CLASS
     MARCH 31, 2005                          --                  --               (.83)              18.94             (4.20)%
     March 31, 2004                          --                  --              (1.46)              19.77             (6.88)%
     March 31, 2003                          --                  --              (5.17)              21.23            (19.53)%
     March 31, 2002 +++                      --                  --                .81               26.40              3.17%
     March 31, 2001 +++                      --                  --              (1.41)              25.59             (5.22)%

                                                         RATIO TO
                                                    AVERAGE NET ASSETS:
                                     -----------------------------------------------------
                                                                                          NET                       NET ASSETS,
                                                                                      INVESTMENT      PORTFOLIO       END OF
                                          GROSS               NET      OPERATING        INCOME        TURNOVER     PERIOD (000'S
                                        EXPENSES           EXPENSES    EXPENSES<         (LOSS)         RATE***       OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
MEKROS FUND -- H-CLASS
     MARCH 31, 2005                      1.62%               1.62%        1.62%         (0.26)%           501%     $   68,084
     March 31, 2004                      1.66%               1.66%        1.66%         (0.62)%           965%        174,320
     March 31, 2003                      1.69%               1.69%        1.69%         (0.20)%           746%         32,101
     March 31, 2002                      1.61%               1.61%        1.61%          0.74%            714%        120,045
     March 31, 2001*                     1.74%**             1.73%**      1.73%**        4.24%**           --          36,704
INVERSE SMALL-CAP -- A-CLASS
     MARCH 31, 2005                      1.63%               1.63%        1.63%         (0.03)%            --             404
     March 31, 2004*                     0.00%**@            0.00%**@     0.00%**@       0.00%**           --               1
INVERSE SMALL-CAP -- C-CLASS
     MARCH 31, 2005                      2.39%               2.39%        2.39%         (0.97)%            --           3,951
     March 31, 2004*                     2.24%**             2.24%**      2.24%**       (1.42)%**          --             492
INVERSE SMALL-CAP -- H-CLASS
     MARCH 31, 2005                      1.63%               1.63%        1.63%          0.09%             --          46,832
     March 31, 2004*                     1.54%**             1.54%**      1.54%**       (0.72)%**          --           5,054
U.S. GOVERNMENT BOND FUND --
  INVESTOR CLASS
     MARCH 31, 2005                      0.93%               0.93%        0.93%          3.95%            737%         25,992
     March 31, 2004                      0.95%               0.95%        0.95%          3.84%          1,143%         25,188
     March 31, 2003                      0.97%               0.97%        0.97%          4.00%          2,404%         51,370
     March 31, 2002                      0.88%               0.88%        0.88%          4.39%            860%         14,138
     March 31, 2001                      0.97%               0.96%        0.96%          4.38%          1,107%         80,686
U.S. GOVERNMENT BOND FUND --
  ADVISOR CLASS
     MARCH 31, 2005                      1.41%               1.41%        1.41%          3.32%            737%         53,283
     March 31, 2004*                     1.45%**             1.45%**      1.45%**        3.21%**        1,143%         46,690
U.S. GOVERNMENT BOND FUND -- A-CLASS
     MARCH 31, 2005                      1.15%               1.15%        1.15%          3.63%            737%          1,703
     March 31, 2004*                     0.00%**@            0.00%**@     0.00%**@       0.00%**        1,143%              1
U.S. GOVERNMENT BOND FUND -- C-CLASS
     MARCH 31, 2005                      1.92%               1.92%        1.92%          2.86%            737%         11,005
     March 31, 2004                      1.96%               1.96%        1.96%          2.85%          1,143%          3,828
     March 31, 2003                      1.95%               1.95%        1.95%          2.86%          2,404%          2,163
     March 31, 2002*                     1.79%**             1.79%**      1.79%**        3.53%**          860%            209
JUNO FUND -- INVESTOR CLASS
     MARCH 31, 2005                      5.11%++             5.11%++      1.32%++       (0.40)%           101%      1,472,040
     March 31, 2004                      5.57%++##           5.57%++##    1.38%++       (0.45)%           187%        898,294
     March 31, 2003                      5.65%++##/          5.65%++##/   1.41%++       (0.45)%            --         128,958
     March 31, 2002 +++                  1.41%++             1.41%++      1.41%++        1.12%             --          32,293
     March 31, 2001 +++                  1.33%++             1.33%++      1.33%++        4.61%             --          10,745

  * SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 1, 2000-- MEKROS FUND H-CLASS; MAY 2, 2001-- U.S. GOVERNMENT BOND FUND C-CLASS; AUGUST 1,2003-- U.S. GOVERNMENT BOND FUND ADVISOR CLASS; FEBRUARY 20, 2004 -- INVERSE SMALL-CAP FUND C-CLASS AND INVERSE SMALL-CAP FUND H-CLASS; MARCH 31, 2004 -- INVERSE SMALL-CAP FUND A-CLASS AND U.S. GOVERNMENT BOND FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ JUNO FUND - PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

 ## THE JUNO FUND HAS RESTATED ITS RATIOS OF GROSS AND NET EXPENSES TO AVERAGE NET ASSETS IN THE FINANCIAL HIGHLIGHTS IN ORDER TO REFLECT THE RECLASSIFICATION OF INTEREST EXPENSE FROM SECURITIES SOLD SHORT. THIS RESTATEMENT HAD NO EFFECT ON THE JUNO FUND'S NET ASSET VALUE, PER SHARE VALUE, NET INVESTMENT INCOME RATIOS, AND TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

  /   UNAUDITED

  <   OPERATING EXPENSES EXCLUDED INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 107

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.


                                                                            NET REALIZED        NET INCREASE
                                        NET ASSET             NET                AND            (DECREASE)        DISTRIBUTIONS
                                         VALUE,           INVESTMENT         UNREALIZED        IN NET ASSET         FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING      INVESTMENT
                                        OF PERIOD           (LOSS)+         ON SECURITIES     FROM OPERATIONS        INCOME
--------------------------------------------------------------------------------------------------------------------------------
JUNO FUND -- ADVISOR CLASS
   MARCH 31, 2005                        $ 19.71           $  (.17)           $  (.75)           $  (.92)             $   --
   March 31, 2004 *                        22.41              (.13)             (2.57)             (2.70)                 --
JUNO FUND -- A-CLASS
   MARCH 31, 2005                          19.71              (.13)              (.74)              (.87)                 --
   March 31, 2004 *                        19.71                --                 --                 --                  --
JUNO FUND -- C-CLASS
   MARCH 31, 2005                          19.24              (.27)              (.72)              (.99)                 --
   March 31, 2004                          20.88              (.29)             (1.35)             (1.64)                 --
   March 31, 2003                          26.16              (.17)             (5.11)             (5.28)                 --
   March 31, 2002 +++                      25.59               .15                .42                .57                  --
   March 31, 2001 *+++                     25.65                --               (.06)              (.06)                 --
LARGE-CAP EUROPE FUND -- A-CLASS
   MARCH 31, 2005                          14.98               .05               2.59               2.64                (.47)
   March 31, 2004 *                        14.98                --                 --                 --                  --
LARGE-CAP EUROPE FUND -- C-CLASS
   MARCH 31, 2005                          14.62              (.09)              2.52               2.43                (.47)
   March 31, 2004                           9.74             (1.18)              6.77               5.59                  --
   March 31, 2003                          15.22              (.10)             (5.38)             (5.48)                 --
   March 31, 2002 *                        19.09              (.11)             (3.76)             (3.87)                 --
LARGE-CAP EUROPE FUND -- H-CLASS
   MARCH 31, 2005                          14.98               .05               2.58               2.63                (.47)
   March 31, 2004                           9.88             (1.65)              7.46               5.81                  --
   March 31, 2003                          15.30              (.02)             (5.40)             (5.42)                 --
   March 31, 2002                          17.72               .19              (2.61)             (2.42)                 --
   March 31, 2001 *                        25.00               .83              (8.11)             (7.28)                 --
LARGE-CAP JAPAN FUND -- A-CLASS
   MARCH 31, 2005                          34.60               .05              (3.96)             (3.91)               (.56)
   March 31, 2004 *                        34.60                --                 --                 --                  --
LARGE-CAP JAPAN FUND -- C-CLASS
   MARCH 31, 2005                          34.18              (.25)             (3.83)             (4.08)               (.56)
   March 31, 2004                          18.96              (.80)             16.26              15.46                  --
   March 31, 2003 +++                      27.24              (.18)             (8.10)             (8.28)                 --
   March 31, 2002 *+++                     25.65              (.03)              1.62               1.59                  --
LARGE-CAP JAPAN FUND -- H-CLASS
   MARCH 31, 2005                          34.60              (.05)             (3.84)             (3.89)               (.56)
   March 31, 2004                          19.05              (.40)             16.19              15.79                  --
   March 31, 2003 +++                      27.27              (.03)             (8.19)             (8.22)                 --
   March 31, 2002 +++                      39.12               .48             (12.33)            (11.85)                 --
   March 31, 2001 *+++                     75.00              2.07             (37.95)            (35.88)                 --

                                      DISTRIBUTIONS                         NET INCREASE         NET ASSET
                                        FROM NET                            (DECREASE) IN         VALUE,              TOTAL
                                        REALIZED             TOTAL            NET ASSET           END OF           INVESTMENT
                                      CAPITAL GAINS      DISTRIBUTIONS          VALUE             PERIOD             RETURN
--------------------------------------------------------------------------------------------------------------------------------
JUNO FUND -- ADVISOR CLASS
   MARCH 31, 2005                       $   --              $   --             $ (.92)            $  18.79              (4.67)%
   March 31, 2004 *                         --                  --              (2.70)               19.71             (12.05)%
JUNO FUND -- A-CLASS
   MARCH 31, 2005                           --                  --               (.87)               18.84              (4.41)%
   March 31, 2004 *                         --                  --                 --                19.71               0.00%
JUNO FUND -- C-CLASS
   MARCH 31, 2005                           --                  --               (.99)               18.25              (5.15)%
   March 31, 2004                           --                  --              (1.64)               19.24              (7.85)%
   March 31, 2003                           --                  --              (5.28)               20.88             (20.13)%
   March 31, 2002 +++                       --                  --                .57                26.16               2.23%
   March 31, 2001 *+++                      --                  --               (.06)               25.59              (0.23)%
LARGE-CAP EUROPE FUND -- A-CLASS
   MARCH 31, 2005                         (.01)               (.48)              2.16                17.14              17.56%
   March 31, 2004 *                         --                  --                 --                14.98               0.00%
LARGE-CAP EUROPE FUND -- C-CLASS
   MARCH 31, 2005                         (.01)               (.48)              1.95                16.57              16.55%
   March 31, 2004                         (.71)               (.71)              4.88                14.62              57.29%
   March 31, 2003                           --                  --              (5.48)                9.74             (36.01)%
   March 31, 2002 *                         --                  --              (3.87)               15.22             (20.27)%
LARGE-CAP EUROPE FUND -- H-CLASS
   MARCH 31, 2005                         (.01)               (.48)              2.15                17.13              17.49%
   March 31, 2004                         (.71)               (.71)              5.10                14.98              58.72%
   March 31, 2003                           --                  --              (5.42)                9.88             (35.42)%
   March 31, 2002                           --                  --              (2.42)               15.30             (13.66)%
   March 31, 2001 *                         --                  --              (7.28)               17.72             (29.12)%
LARGE-CAP JAPAN FUND -- A-CLASS
   MARCH 31, 2005                         (.93)              (1.49)             (5.40)               29.20             (11.31)%
   March 31, 2004 *                         --                  --                 --                34.60               0.00%
LARGE-CAP JAPAN FUND -- C-CLASS
   MARCH 31, 2005                         (.93)              (1.49)             (5.57)               28.61             (11.96)%
   March 31, 2004                         (.24)               (.24)             15.22                34.18              81.72%
   March 31, 2003 +++                       --                  --              (8.28)               18.96             (30.40)%
   March 31, 2002 *+++                      --                  --               1.59                27.24               6.20%
LARGE-CAP JAPAN FUND -- H-CLASS
   MARCH 31, 2005                         (.93)              (1.49)             (5.38)               29.22             (11.25)%
   March 31, 2004                         (.24)               (.24)             15.55                34.60              83.07%
   March 31, 2003 +++                       --                  --              (8.22)               19.05             (30.14)%
   March 31, 2002 +++                       --                  --             (11.85)               27.27             (30.29)%
   March 31, 2001 *+++                      --                  --             (35.88)               39.12             (47.84)%

                                                         RATIO TO
                                                    AVERAGE NET ASSETS:
                                        --------------------------------------------------------
                                                                                          NET                       NET ASSETS,
                                                                                      INVESTMENT      PORTFOLIO       END OF
                                          GROSS               NET      OPERATING        INCOME        TURNOVER     PERIOD (000'S
                                        EXPENSES           EXPENSES    EXPENSES<         (LOSS)         RATE***       OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
JUNO FUND -- ADVISOR CLASS
   MARCH 31, 2005                         5.61%++          5.61%++        1.82%++       (0.90)%          101%       $ 232,541
   March 31, 2004 *                       6.05%**++##      6.05%**++##    1.86%**++     (0.93)%**        187%          52,298
JUNO FUND -- A-CLASS
   MARCH 31, 2005                         5.35%++          5.35%++        1.56%++       (0.64)%          101%         177,178
   March 31, 2004 *                       0.00%**++@       0.00%**++@     0.00%**++@     0.00%**         187%           5,057
JUNO FUND -- C-CLASS
   MARCH 31, 2005                         6.11%++          6.11%++        2.32%++       (1.40)%          101%         893,249
   March 31, 2004                         6.57%++##        6.57%++##      2.38%++       (1.45)%          187%         489,918
   March 31, 2003                         6.64%++##/       6.64%++##/     2.40%++       (1.64)%           --           60,969
   March 31, 2002 +++                     2.47%++          2.47%++        2.47%++        0.55%            --              877
   March 31, 2001 *+++                    2.48%**++        2.48%**++      2.48%**++      2.70%**          --            1,702
LARGE-CAP EUROPE FUND -- A-CLASS
   MARCH 31, 2005                         1.62%            1.62%          1.62%          0.29%            --              180
   March 31, 2004 *                       0.00%**@         0.00%**@       0.00%**@       0.00%**          --                1
LARGE-CAP EUROPE FUND -- C-CLASS
   MARCH 31, 2005                         2.37%            2.37%          2.37%         (0.57)%           --            5,717
   March 31, 2004                         2.47%            2.47%          2.47%         (8.31)%           --            1,999
   March 31, 2003                         2.45%            2.45%          2.45%         (0.96)%           --            1,957
   March 31, 2002 *                       2.69%**          2.69%**        2.69%**       (0.82)%**         --              116
LARGE-CAP EUROPE FUND -- H-CLASS
   MARCH 31, 2005                         1.61%            1.61%          1.61%          0.28%            --           62,957
   March 31, 2004                         1.73%            1.73%          1.73%        (11.25)%           --           35,914
   March 31, 2003                         1.68%            1.68%          1.68%         (0.13)%           --            4,698
   March 31, 2002                         1.76%            1.76%          1.76%          1.18%            --            9,697
   March 31, 2001 *                       2.06%**          2.06%**        2.06%**        4.03%**         350%           9,977
LARGE-CAP JAPAN FUND -- A-CLASS
   MARCH 31, 2005                         1.62%            1.62%          1.62%          0.15%            --              280
   March 31, 2004 *                       0.00%**@         0.00%**@       0.00%**@       0.00%**          --               55
LARGE-CAP JAPAN FUND -- C-CLASS
   MARCH 31, 2005                         2.38%            2.38%          2.38%         (0.83)%           --            3,381
   March 31, 2004                         2.42%            2.42%          2.42%         (2.85)%           --            5,572
   March 31, 2003 +++                     2.36%            2.36%          2.36%         (0.68)%           --                9
   March 31, 2002 *+++                    2.20%**          2.20%**        2.20%**       (0.72)%**         --               12
LARGE-CAP JAPAN FUND -- H-CLASS
   MARCH 31, 2005                         1.63%            1.63%          1.63%         (0.17)%           --           34,972
   March 31, 2004                         1.66%            1.66%          1.66%          1.46%            --          177,760
   March 31, 2003 +++                     1.69%            1.69%          1.69%         (0.06)%           --            2,683
   March 31, 2002 +++                     1.84%            1.84%          1.84%          1.44%            --           23,873
   March 31, 2001 *+++                    1.77%**          1.77%**        1.77%**        4.17%**         699%          14,606

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000 -- LARGE-CAP EUROPE FUND H-CLASS AND LARGE-CAP JAPAN FUND H-CLASS; MARCH 28, 2001-- JUNO FUND C-CLASS; MAY 10, 2001 -- LARGE-CAP EUROPE FUND C-CLASS; MARCH 1, 2002 -- LARGE-CAP JAPAN FUND C-CLASS; AUGUST 1, 2003 -- JUNO FUND ADVISOR CLASS; MARCH 31, 2004 -- JUNO FUND A-CLASS, LARGE-CAP EUROPE FUND A-CLASS, AND LARGE-CAP JAPAN FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ JUNO FUND -- PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003; LARGE-CAP JAPAN FUND -- PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

 ## THE JUNO FUND HAS RESTATED ITS RATIOS OF GROSS AND NET EXPENSES TO AVERAGE NET ASSETS IN THE FINANCIAL HIGHLIGHTS IN ORDER TO REFLECT THE RECLASSIFICATION OF INTEREST EXPENSE FROM SECURITIES SOLD SHORT. THIS RESTATEMENT HAD NO EFFECT ON THE JUNO FUND'S NET ASSET VALUE, PER SHARE VALUE, NET INVESTMENT INCOME RATIOS, AND TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

  /   UNAUDITED
  <   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

108 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED        NET INCREASE
                                        NET ASSET             NET                AND            (DECREASE)        DISTRIBUTIONS
                                         VALUE,           INVESTMENT         UNREALIZED        IN NET ASSET         FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING      INVESTMENT
                                        OF PERIOD           (LOSS)+         ON SECURITIES     FROM OPERATIONS        INCOME
--------------------------------------------------------------------------------------------------------------------------------

SMALL-CAP VALUE FUND -- A-CLASS
   MARCH 31, 2005 *                       $25.28            $  (.06)          $   3.13           $  3.07             $   --
SMALL-CAP VALUE FUND -- C-CLASS
   MARCH 31, 2005                          25.59               (.24)              2.79              2.55                 --
   March 31, 2004*                         25.00               (.05)               .64               .59                 --
SMALL-CAP VALUE FUND -- H-CLASS
   MARCH 31, 2005                          25.62               (.01)              2.76              2.75                 --
   March 31, 2004*                         25.00               (.01)               .63               .62                 --
MID-CAP VALUE -- A-CLASS
   MARCH 31, 2005*                         24.58                .11               2.91              3.02                (--)#
MID-CAP VALUE -- C-CLASS
   MARCH 31, 2005                          25.11               (.07)              2.36              2.29                (--)#
   March 31, 2004*                         25.00               (.02)               .13               .11                 --
MID-CAP VALUE -- H-CLASS
   MARCH 31, 2005                          25.13                .21               2.26              2.47                (--)#
   March 31, 2004*                         25.00                .01                .12               .13                 --
LARGE-CAP VALUE FUND -- A-CLASS
   MARCH 31, 2005*                         24.68                .12               1.81              1.93                (--)#
LARGE-CAP VALUE FUND -- C-CLASS
   MARCH 31, 2005                          24.85                .01               1.57              1.58                (--)#
   March 31, 2004*                         25.00               (.02)              (.13)             (.15)                --
LARGE-CAP VALUE FUND -- H-CLASS
   MARCH 31, 2005                          24.87                .16               1.58              1.74                (--)#
   March 31, 2004*                         25.00                .01               (.14)             (.13)                --
SMALL-CAP GROWTH FUND -- A-CLASS
   MARCH 31, 2005*                         24.43               (.12)              3.90              3.78                 --
SMALL-CAP GROWTH FUND -- C-CLASS
   MARCH 31, 2005                          25.33               (.44)              3.14              2.70                 --
   March 31, 2004*                         25.00               (.04)               .37               .33                 --
SMALL-CAP GROWTH FUND -- H-CLASS
   MARCH 31, 2005                          25.34               (.23)              3.11              2.88                 --
   March 31, 2004*                         25.00               (.02)               .36               .34                 --
MID-CAP GROWTH FUND -- A-CLASS
   MARCH 31, 2005*                         23.91               (.09)              3.04              2.95                 --
MID-CAP GROWTH FUND -- C-CLASS
   MARCH 31, 2005                          25.15               (.37)              1.89              1.52                 --
   March 31, 2004*                         25.00               (.05)               .20               .15                 --
MID-CAP GROWTH FUND -- H-CLASS
   MARCH 31, 2005                          25.17               (.17)              1.87              1.70                 --
   March 31, 2004*                         25.00               (.02)               .19               .17                 --

                                      DISTRIBUTIONS                         NET INCREASE         NET ASSET
                                        FROM NET                            (DECREASE) IN         VALUE,              TOTAL
                                        REALIZED             TOTAL            NET ASSET           END OF           INVESTMENT
                                      CAPITAL GAINS      DISTRIBUTIONS          VALUE             PERIOD             RETURN
--------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND -- A-CLASS
   MARCH 31, 2005 *                      $  (.13)           $  (.13)          $  2.94            $ 28.22              12.14%
SMALL-CAP VALUE FUND -- C-CLASS
   MARCH 31, 2005                           (.13)              (.13)             2.42              28.01               9.96%
   March 31, 2004*                            --                 --               .59              25.59               2.36%
SMALL-CAP VALUE FUND -- H-CLASS
   MARCH 31, 2005                           (.13)              (.13)             2.62              28.24              10.73%
   March 31, 2004*                            --                 --               .62              25.62               2.48%
MID-CAP VALUE -- A-CLASS
   MARCH 31, 2005*                          (.11)              (.11)             2.91              27.49              12.29%
MID-CAP VALUE -- C-CLASS
   MARCH 31, 2005                           (.11)              (.11)             2.18              27.29               9.12%
   March 31, 2004*                            --                 --               .11              25.11               0.44%
MID-CAP VALUE -- H-CLASS
   MARCH 31, 2005                           (.11)              (.11)             2.36              27.49               9.83%
   March 31, 2004*                            --                 --               .13              25.13               0.52%
LARGE-CAP VALUE FUND -- A-CLASS
   MARCH 31, 2005*                          (.05)              (.05)             1.88              26.56               7.82%
LARGE-CAP VALUE FUND -- C-CLASS
   MARCH 31, 2005                           (.05)              (.05)             1.53              26.38               6.35%
   March 31, 2004*                            --                 --              (.15)             24.85              (0.60)%
LARGE-CAP VALUE FUND -- H-CLASS
   MARCH 31, 2005                           (.05)              (.05)             1.69              26.56               6.99%
   March 31, 2004*                            --                 --              (.13)             24.87              (0.52)%
SMALL-CAP GROWTH FUND -- A-CLASS
   MARCH 31, 2005*                          (.25)              (.25)             3.53              27.96              15.49%
SMALL-CAP GROWTH FUND -- C-CLASS
   MARCH 31, 2005                           (.25)              (.25)             2.45              27.78              10.68%
   March 31, 2004*                            --                 --               .33              25.33               1.32%
SMALL-CAP GROWTH FUND -- H-CLASS
   MARCH 31, 2005                           (.25)              (.25)             2.63              27.97              11.38%
   March 31, 2004*                            --                 --               .34              25.34               1.36%
MID-CAP GROWTH FUND -- A-CLASS
   MARCH 31, 2005*                          (.01)              (.01)             2.94              26.85              12.33%
MID-CAP GROWTH FUND -- C-CLASS
   MARCH 31, 2005                           (.01)              (.01)             1.51              26.66               6.04%
   March 31, 2004*                            --                 --               .15              25.15               0.60%
MID-CAP GROWTH FUND -- H-CLASS
   MARCH 31, 2005                           (.01)              (.01)             1.69              26.86               6.75%
   March 31, 2004*                            --                 --               .17              25.17               0.68%

                                                         RATIO TO
                                                    AVERAGE NET ASSETS:
                                     -----------------------------------------------------
                                                              NET                               NET ASSETS,
                                                          INVESTMENT          PORTFOLIO           END OF
                                                           INCOME             TURNOVER         PERIOD (000'S
                                        EXPENSES            (LOSS)             RATE***            OMITTED)
-------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND -- A-CLASS
   MARCH 31, 2005 *                      1.43%**           (0.37)%**             744%           $      714
SMALL-CAP VALUE FUND -- C-CLASS
   MARCH 31, 2005                        2.21%             (0.89)%               744%               12,119
   March 31, 2004*                       2.11%**           (1.68)%**             177%                2,207
SMALL-CAP VALUE FUND -- H-CLASS
   MARCH 31, 2005                        1.47%             (0.04)%               744%               75,748
   March 31, 2004*                       1.41%**           (0.21)%**             177%               19,900
MID-CAP VALUE -- A-CLASS
   MARCH 31, 2005*                       1.42%**            0.69%**              731%                  312
MID-CAP VALUE -- C-CLASS
   MARCH 31, 2005                        2.21%             (0.28)%               731%                8,831
   March 31, 2004*                       2.11%**           (0.50)%**             172%                  710
MID-CAP VALUE -- H-CLASS
   MARCH 31, 2005                        1.46%              0.77%                731%              115,660
   March 31, 2004*                       1.41%**            0.19%**              172%               18,064
LARGE-CAP VALUE FUND -- A-CLASS
   MARCH 31, 2005*                       1.43%**            0.77%**              747%                  211
LARGE-CAP VALUE FUND -- C-CLASS
   MARCH 31, 2005                        2.20%              0.03%                747%                4,636
   March 31, 2004*                       2.10%**           (0.53)%**             202%                2,612
LARGE-CAP VALUE FUND -- H-CLASS
   MARCH 31, 2005                        1.47%              0.63%                747%               24,974
   March 31, 2004*                       1.41%**            0.34%**              202%                8,094
SMALL-CAP GROWTH FUND -- A-CLASS
   MARCH 31, 2005*                       1.43%**           (0.74)%**             983%                   76
SMALL-CAP GROWTH FUND -- C-CLASS
   MARCH 31, 2005                        2.21%             (1.58)%               983%                2,710
   March 31, 2004*                       2.08%**           (1.31)%**             117%                2,505
SMALL-CAP GROWTH FUND -- H-CLASS
   MARCH 31, 2005                        1.46%             (0.84)%               983%               26,145
   March 31, 2004*                       1.41%**           (0.85)%**             117%                2,544
MID-CAP GROWTH FUND -- A-CLASS
   MARCH 31, 2005*                       1.46%**           (0.58)%**           1,211%                  553
MID-CAP GROWTH FUND -- C-CLASS
   MARCH 31, 2005                        2.21%             (1.43)%             1,211%                2,313
   March 31, 2004*                       2.10%**           (1.50)%**             356%                1,172
MID-CAP GROWTH FUND -- H-CLASS
   MARCH 31, 2005                        1.46%             (0.66)%             1,211%               23,733
   March 31, 2004*                       1.41%**           (0.75)%**             356%                  625

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- SMALL-CAP VALUE FUND C-CLASS, SMALL-CAP VALUE FUND H-CLASS, MID-CAP VALUE FUND C-CLASS, MID-CAP VALUE FUND H-CLASS, LARGE-CAP VALUE FUND C-CLASS, LARGE-CAP VALUE FUND H-CLASS, SMALL-CAP GROWTH FUND C-CLASS, SMALL-CAP GROWTH FUND H-CLASS, MID-CAP GROWTH FUND C-CLASS AND MID-CAP GROWTH FUND H-CLASS; SEPTEMBER 1, 2004 -- SMALL-CAP VALUE FUND A-CLASS, MID-CAP VALUE FUND A-CLASS, LARGE-CAP VALUE FUND A-CLASS, SMALL-CAP GROWTH FUND A-CLASS, AND MID-CAP GROWTH FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  # LESS THAN $.01 PER SHARE: LARGE-CAP VALUE FUND A-CLASS, C-CLASS AND H-CLASS ACTUAL AMOUNT = $.0001; MID-CAP VALUE FUND A-CLASS, C-CLASS AND H-CLASS ACTUAL AMOUNT = $.0007.


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 109

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED       NET INCREASE
                                        NET ASSET             NET               AND             (DECREASE)        DISTRIBUTIONS
                                         VALUE,           INVESTMENT         UNREALIZED        IN NET ASSET         FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING      INVESTMENT
                                        OF PERIOD           (LOSS)+        ON SECURITIES      FROM OPERATIONS        INCOME
--------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND -- A-CLASS
   MARCH 31, 2005*                       $ 23.44             $   .09            $   .95            $  1.04         $    --
LARGE-CAP GROWTH FUND -- C-CLASS
   MARCH 31, 2005                          24.18                (.01)               .13                .12              --
   March 31, 2004*                         25.00                (.05)              (.77)              (.82)             --
LARGE-CAP GROWTH FUND -- H-CLASS
   MARCH 31, 2005                          24.18                 .37               (.06)               .31              --
   March 31, 2004*                         25.00                  --               (.82)              (.82)             --
U.S. GOVERNMENT MONEY MARKET FUND --
  INVESTOR CLASS
   MARCH 31, 2005                           1.00                 .01                 --                .01            (.01)
   March 31, 2004                           1.00                  --##               --                 --##           (--)##
   March 31, 2003                           1.00                 .01                 --                .01            (.01)
   March 31, 2002                           1.00                 .02                 --                .02            (.02)
   March 31, 2001                           1.00                 .05                 --                .05            (.05)
U.S. GOVERNMENT MONEY MARKET FUND --
  ADVISOR CLASS
   MARCH 31, 2005                           1.00                  --#                --                 --#            (--)#
   March 31, 2004                           1.00                  --##               --                 --##           (--)##
   March 31, 2003                           1.00                  --###              --                 --###          (--)###
   March 31, 2002                           1.00                 .02                 --                .02            (.02)
   March 31, 2001                           1.00                 .05                 --                .05            (.05)
U.S. GOVERNMENT MONEY MARKET FUND --
  A-CLASS
   MARCH 31, 2005                           1.00                 .01                 --                .01            (.01)
   March 31, 2004*                          1.00                  --                 --                 --              --
U.S. GOVERNMENT MONEY MARKET FUND --
 C-CLASS
   MARCH 31, 2005                           1.00                  --#                --                 --#            (--)#
   March 31, 2004                           1.00                  --##               --                 --##           (--)##
   March 31, 2003                           1.00                  --###              --                 --###          (--)###
   March 31, 2002                           1.00                 .01                 --                .01            (.01)
   March 31, 2001*                          1.00                 .02                 --                .02            (.02)

                                      DISTRIBUTIONS                         NET INCREASE         NET ASSET
                                        FROM NET                            (DECREASE) IN         VALUE,              TOTAL
                                        REALIZED             TOTAL            NET ASSET           END OF           INVESTMENT
                                      CAPITAL GAINS      DISTRIBUTIONS          VALUE             PERIOD             RETURN
--------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND -- A-CLASS
   MARCH 31, 2005*                       $  (--)#          $(--)#               $ 1.04            $24.48             4.45%
LARGE-CAP GROWTH FUND -- C-CLASS
   MARCH 31, 2005                           (--)#           (--)#                  .12             24.30             0.51%
   March 31, 2004*                           --              --                   (.82)            24.18            (3.28)%
LARGE-CAP GROWTH FUND -- H-CLASS
   MARCH 31, 2005                           (--)#           (--)#                  .31             24.49             1.30%
   March 31, 2004*                           --              --                   (.82)            24.18            (3.28)%
U.S. GOVERNMENT MONEY MARKET FUND --
  INVESTOR CLASS
   MARCH 31, 2005                            --            (.01)                    --              1.00             0.82%
   March 31, 2004                            --             (--)##                  --              1.00             0.18%
   March 31, 2003                            --            (.01)                    --              1.00             0.71%
   March 31, 2002                            --            (.02)                    --              1.00             2.35%
   March 31, 2001                            --            (.05)                    --              1.00             5.48%
U.S. GOVERNMENT MONEY MARKET FUND --
  ADVISOR CLASS
   MARCH 31, 2005                            --             (--)#                   --              1.00             0.43%
   March 31, 2004                            --             (--)##                  --              1.00             0.01%
   March 31, 2003                            --             (--)###                 --              1.00             0.27%
   March 31, 2002                            --            (.02)                    --              1.00             1.84%
   March 31, 2001                            --            (.05)                    --              1.00             4.99%
U.S. GOVERNMENT MONEY MARKET FUND --
  A-CLASS
   MARCH 31, 2005                            --            (.01)                    --              1.00             0.59%
   March 31, 2004*                           --              --                     --              1.00             0.00%
U.S. GOVERNMENT MONEY MARKET FUND --
  C-CLASS
   MARCH 31, 2005                            --             (--)#                   --              1.00             0.19%
   March 31, 2004                            --             (--)##                  --              1.00             0.01%
   March 31, 2003                            --             (--)###                 --              1.00             0.08%
   March 31, 2002                            --            (.01)                    --              1.00             1.35%
   March 31, 2001*                           --            (.02)                    --              1.00             1.97%

                                                         RATIO TO
                                                    AVERAGE NET ASSETS:
                                     -----------------------------------------------------
                                                                                 NET                               NET ASSETS,
                                                                             INVESTMENT          PORTFOLIO           END OF
                                          GROSS               NET              INCOME            TURNOVER         PERIOD (000'S
                                        EXPENSES           EXPENSES            (LOSS)             RATE***           OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND -- A-CLASS
   MARCH 31, 2005*                       1.45%**             1.45%**          0.62%**             2,018%          $       74
LARGE-CAP GROWTH FUND -- C-CLASS
   MARCH 31, 2005                        2.20%               2.20%           (0.06)%              2,018%              19,703
   March 31, 2004*                       2.08%**             2.08%**         (1.25)%**              296%                  --
LARGE-CAP GROWTH FUND -- H-CLASS
   MARCH 31, 2005                        1.47%               1.47%            1.52%               2,018%              11,762
   March 31, 2004*                       1.41%**             1.41%**         (0.16)%**              296%                 793
U.S. GOVERNMENT MONEY MARKET FUND --
 INVESTOR CLASS
   MARCH 31, 2005                        0.87%               0.87%            0.81%                  --            1,196,009
   March 31, 2004                        0.90%               0.90%            0.18%                  --            1,057,062
   March 31, 2003                        0.92%               0.92%            0.71%                  --            1,218,676
   March 31, 2002                        0.85%               0.85%            2.23%                  --              979,433
   March 31, 2001                        0.85%               0.85%            5.38%                  --              948,275
U.S. GOVERNMENT MONEY MARKET FUND --
 ADVISOR CLASS
   MARCH 31, 2005                        1.38%               1.25%            0.39%                  --              245,890
   March 31, 2004                        1.38%               1.08%            0.01%                  --              249,599
   March 31, 2003                        1.41%               1.37%            0.32%                  --              187,513
   March 31, 2002                        1.32%               1.32%            1.87%                  --              371,356
   March 31, 2001                        1.34%               1.34%            4.87%                  --              451,796
U.S. GOVERNMENT MONEY MARKET FUND --
 A-CLASS
   MARCH 31, 2005                        1.10%               1.10%            0.93%                  --                7,335
   March 31, 2004*                       0.00%**@            0.00%**@         0.00%**                --                    1
U.S. GOVERNMENT MONEY MARKET FUND --
 C-CLASS
   MARCH 31, 2005                        1.87%               1.51%            0.19%                  --              155,668
   March 31, 2004                        1.90%               1.08%            0.01%                  --              131,704
   March 31, 2003                        1.91%               1.50%            0.06%                  --              201,745
   March 31, 2002                        1.80%               1.80%            1.13%                  --               47,920
   March 31, 2001*                       1.79%**             1.78%**          4.31%**                --               37,514

  * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 19, 2000 -- U.S. GOVERNEMENT MONEY MARKET FUND C-CLASS; FEBRUARY 20, 2004 -- LARGE-CAP GROWTH FUND C-CLASS AND LARGE-CAP GROWTH FUND H-CLASS; MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS; SEPTEMBER 1, 2004 -- LARGE-CAP GROWTH FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  # LESS THAN $.01 PER SHARE: LARGE-CAP GROWTH FUND A-CLASS, C-CLASS, AND H-CLASS ACTUAL AMOUNT = $.0042 LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.00433; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00185.

 ## LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS ACTUAL AMOUNT = $.0019; U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.00005; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00006.

### LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.003; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.0006.


110 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Ursa Fund, Arktos Fund and Juno Fund are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Master Portfolios, which are the part of the master-feeder arrangement in which Feeder Funds invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 111

STATEMENTS OF ASSETS AND LIABILITIES                              March 31, 2005
--------------------------------------------------------------------------------

                                                                    NOVA               URSA             ARKTOS               JUNO
                                                                  MASTER             MASTER             MASTER             MASTER
                                                               PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

Securities at Value* (Note 1)                            $   350,542,485    $   411,588,502    $   230,512,458    $ 5,105,528,914
Segregated Cash with Broker                                    8,820,000          9,875,250          6,357,000          8,911,929
Receivable for Equity Index Swap Settlement (Note 1)                  --          4,091,622          2,395,809                 --
Receivable for Futures Contracts Settlement (Note 1)                  --            374,970            339,040                 --
Receivable for Shares Purchased                                3,301,579                 --                 --                 --
Investment Income Receivable (Note 1)                            427,692             15,221             16,562            153,807
Receivable from "Feeder" Fund                                         --                 --                 --                 38
Receivable for Securities Lending                                  2,642                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                              363,094,398        425,945,565        239,620,869      5,114,594,688
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Short Sale at Market Value                                            --                 --                 --      2,250,070,528
Payable to cover Short Sale                                           --                 --                 --         45,686,956
Payable for Futures Contracts Settlement (Note 1)                338,460                 --                 --          5,160,776
Payable upon Return of Securities Loaned (Note 9)             66,889,063                 --                 --                 --
Liability for Shares Redeemed                                         --          7,361,108          2,700,087         22,133,753
Investment Advisory Fee Payable (Note 4)                         192,007            309,688            168,066          2,120,771
Custody Fees Payable                                               6,145              8,258              4,482             56,575
Interest Payable                                                      --                 --                 --         13,773,044
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                         67,425,675          7,679,054          2,872,635      2,339,002,403
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $   295,668,723    $   418,266,511    $   236,748,234    $ 2,775,592,285
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                          $   480,844,987    $   954,365,559    $   377,518,576    $ 2,982,244,157
Undistributed Net Investment Income                            4,285,546                 --                 --                 --
Accumulated Net Realized Loss on Investments, Options,
    Equity Index Swaps, and Futures Contracts               (219,080,903)      (544,600,758)      (144,177,922)      (225,568,057)
Net Unrealized Appreciation (Depreciation) on
    Investments, Options,
    Equity Index Swaps, and Futures Contracts                 29,619,093          8,501,710          3,407,580         18,916,185
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $   295,668,723    $   418,266,511    $   236,748,234    $ 2,775,592,285
=================================================================================================================================
SHARES OUTSTANDING                                             6,447,773          7,393,567          4,072,933         82,633,610
NET ASSET VALUES                                         $         45.86    $         56.57    $         58.13    $         33.59

* THE COST OF SECURITIES AT VALUE IS $317,625,847, $411,588,502, $230,512,458, AND $5,105,563,853, RESPECTIVELY.


112 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                               Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                                    NOVA               URSA             ARKTOS               JUNO
                                                                  MASTER             MASTER             MASTER             MASTER
                                                               PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                        $       905,799    $     7,629,023    $     3,596,678    $    74,353,774
Interest from Securities Lending, net (Note 9)                    31,297                 --                 --                 --
Dividends (Note 1)                                             5,887,772                 --                 --                 --
Other Income                                                      91,143              2,340              1,560                 --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                               6,916,011          7,631,363          3,598,238         74,353,774
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 4)                              2,553,536          4,196,787          2,040,941         23,980,129
Interest Expense                                                      --                 --                 --        101,199,683
Custody Fees                                                      76,929            106,100             51,721            610,183
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                             2,630,465          4,302,887          2,092,662        125,789,995
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                   4,285,546          3,328,476          1,505,576        (51,436,221)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                         10,825,320           (429,770)           (10,475)        (1,163,198)
Equity Index Swaps                                                    --        (16,699,597)       (18,989,273)                --
Futures Contracts                                             11,300,761        (40,932,338)       (15,029,903)       (71,335,005)
Securities Sold Short                                                 --                 --                 --        (90,642,226)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                            22,126,081        (58,061,705)       (34,029,651)      (163,140,429)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                         (1,986,801)           272,888              5,750             (8,450)
Equity Index Swaps                                                    --          4,373,395          7,192,449                 --
Futures Contracts                                             (4,731,570)         9,375,343          1,324,723         17,475,894
Securities Sold Short                                                 --                 --                 --         (1,425,012)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)          (6,718,371)        14,021,626          8,522,922         16,042,432
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                15,407,710        (44,040,079)       (25,506,729)      (147,097,997)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $    19,693,256    $   (40,711,603)   $   (24,001,153)   $  (198,534,218)
=================================================================================================================================


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 113

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  NOVA MASTER                          URSA MASTER
                                                                   PORTFOLIO                            PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR               YEAR               YEAR               YEAR
                                                                  ENDED              ENDED              ENDED              ENDED
                                                              MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,
                                                                   2005               2004               2005               2004
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $     4,285,546    $     2,001,263    $     3,328,476    $       457,359
Net Realized Gain (Loss) on Investments                      22,126,081         68,768,506        (58,061,705)      (179,451,413)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                           (6,718,371)        26,372,811         14,021,626         (1,544,687)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations        19,693,256         97,142,580        (40,711,603)      (180,538,741)
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                              (852)        (2,001,263)                --           (358,769)
================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                              920,744,587        843,312,217        912,482,213      1,810,929,200
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
    REINVESTMENT                                                    852          2,000,411                 --            358,768
COST OF SHARES REDEEMED                                    (911,016,929)      (844,999,096)      (897,785,236)    (1,715,171,812)
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                              9,728,510            313,532         14,696,977         96,116,156
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                        29,420,914         95,454,849        (26,014,626)       (84,781,354)
NET ASSETS--BEGINNING OF PERIOD                             266,247,809        170,792,960        444,281,137        529,062,491
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $   295,668,723    $   266,247,809    $   418,266,511    $   444,281,137
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                     $     4,285,546    $           852    $            --    $            --
--------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
    Shares Purchased                                         21,299,256         22,882,252         15,339,086         26,591,281
    Shares Purchased Through Reinvestment                            19             46,745                 --              5,066
--------------------------------------------------------------------------------------------------------------------------------
    Total Purchased                                          21,299,275         22,928,997         15,339,086         26,596,347
    Shares Redeemed                                         (21,129,327)       (22,879,528)       (15,419,385)       (25,653,073)
--------------------------------------------------------------------------------------------------------------------------------
    Net Shares Purchased (Redeemed)                             169,948             49,469            (80,299)           943,274
--------------------------------------------------------------------------------------------------------------------------------

                                                                  ARKTOS MASTER
                                                                    PORTFOLIO
------------------------------------------------------------------------------------------
                                                                   YEAR               YEAR
                                                                  ENDED              ENDED
                                                              MARCH 31,          MARCH 31,
                                                                   2005               2004
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $     1,505,576    $       157,526
Net Realized Gain (Loss) on Investments                     (34,029,651)       (73,450,902)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                            8,522,922            157,395
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       (24,001,153)       (73,135,981)
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                --                 --
==========================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                              587,882,270        673,721,154
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
    REINVESTMENT                                                     --                 --
COST OF SHARES REDEEMED                                    (589,489,042)      (487,375,862)
==========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                             (1,606,772)       186,345,292
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                       (25,607,925)       113,209,311
NET ASSETS--BEGINNING OF PERIOD                             262,356,159        149,146,848
------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $   236,748,234    $   262,356,159
==========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                     $            --    $            --
------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
    Shares Purchased                                          9,816,871         10,063,195
    Shares Purchased Through Reinvestment                            --                 --
------------------------------------------------------------------------------------------
    Total Purchased                                           9,816,871         10,063,195
    Shares Redeemed                                         (10,077,144)        (7,410,835)
------------------------------------------------------------------------------------------
    Net Shares Purchased (Redeemed)                            (260,273)         2,652,360
------------------------------------------------------------------------------------------


114 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

                                                                   JUNO MASTER
                                                                    PORTFOLIO
------------------------------------------------------------------------------------------
                                                                   YEAR               YEAR
                                                                  ENDED              ENDED
                                                              MARCH 31,          MARCH 31,
                                                                   2005               2004
------------------------------------------------------------------------------------------

FROM OPERATIONS
Net Investment Income (Loss)                            $   (51,436,221)   $   (25,151,819)
Net Realized Gain (Loss) on Investments                    (163,140,429)       (47,089,829)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                           16,042,432          1,433,752
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations      (198,534,218)       (70,807,896)
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                --                 --
==========================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                            2,584,286,537      2,015,262,602
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
    REINVESTMENT                                                     --                 --
COST OF SHARES REDEEMED                                  (1,056,001,980)      (688,581,094)
==========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                          1,528,284,557      1,326,681,508
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     1,329,750,339      1,255,873,612
NET ASSETS--BEGINNING OF PERIOD                           1,445,841,946        189,968,334
------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $ 2,775,592,285    $ 1,445,841,946
==========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                     $            --    $            --
------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
    Shares Purchased                                         71,015,584         54,919,947
    Shares Purchased Through Reinvestment                            --                 --
------------------------------------------------------------------------------------------
    Total Purchased                                          71,015,584         54,919,947
    Shares Redeemed                                         (29,804,719)       (18,583,233)
------------------------------------------------------------------------------------------
    Net Shares Purchased (Redeemed)                          41,210,865         36,336,714
------------------------------------------------------------------------------------------


See Notes to Financial Statements.    THE RYDEX SERIES FUNDS ANNUAL REPORT | 115

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                   NET REALIZED    NET INCREASE
                          NET ASSET       NET           AND         (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                            VALUE,     INVESTMENT   UNREALIZED     IN NET ASSET      FROM NET        FROM NET
                          BEGINNING      INCOME   GAINS (LOSSES) VALUE RESULTING    INVESTMENT       REALIZED          TOTAL
                          OF PERIOD      (LOSS)    ON SECURITIES FROM OPERATIONS      INCOME       CAPITAL GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
     MARCH 31, 2005       $    42.41   $      .66   $     2.79     $     3.45       $     (--)#      $   --          $ ( --)#
     March 31, 2004            27.42          .32        14.99          15.31            (.32)           --             (.32)
     March 31, 2003            45.36          .31       (17.94)        (17.63)           (.31)           --             (.31)
     March 31, 2002*           50.00          .34        (4.62)         (4.28)           (.36)           --             (.36)
URSA MASTER PORTFOLIO
     MARCH 31, 2005            59.44          .45        (3.32)         (2.87)             --            --               --
     March 31, 2004            81.01          .06       (21.59)        (21.53)           (.04)           --             (.04)
     March 31, 2003            64.57          .46        16.44          16.90            (.46)           --             (.46)
     March 31, 2002            65.19         1.22         (.35)           .87           (1.49)           --            (1.49)
     March 31, 2001*           49.71         2.80        15.50          18.30           (2.82)           --            (2.82)
ARKTOS MASTER PORTFOLIO
     MARCH 31, 2005            60.55          .37        (2.79)         (2.42)             --            --               --
     March 31, 2004            88.73        (1.93)      (26.25)        (28.18)             --            --               --
     March 31, 2003            85.18         6.71        16.02          22.73          (19.18)           --           (19.18)
     March 31, 2002            96.47         1.37        (8.93)         (7.56)          (3.73)           --            (3.73)
     March 31, 2001*           53.67         3.70        42.92          46.62           (3.82)           --            (3.82)
JUNO MASTER PORTFOLIO
     MARCH 31, 2005            34.90         (.62)        (.69)         (1.31)             --            --               --
     March 31, 2004            37.35         (.61)       (1.84)         (2.45)             --            --               --
     March 31, 2003            46.25         (.41)       (8.49)         (8.90)             --            --               --
     March 31, 2002            45.39          .69         1.14           1.83            (.97)           --             (.97)
     March 31, 2001*           49.91         2.72        (4.45)         (1.73)          (2.79)           --            (2.79)

                                                                                  RATIO TO AVERAGE NET ASSETS:
                                                                   -------------------------------------------------------------
                         NET INCREASE   NET ASSET                                                                        NET
                         (DECREASE)IN     VALUE       TOTAL                                                          INVESTMENT
                          NET ASSET      END OF     INVESTMENT         GROSS            NET          OPERATING         INCOME
                             VALUE       PERIOD       RETURN         EXPENSES        EXPENSES        EXPENSES/         (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
     MARCH 31, 2005       $     3.45   $    45.86         8.14%          0.77%           0.77%         0.77%             1.26%
     March 31, 2004            14.99        42.41        55.84%          0.78%           0.78%         0.78%             0.81%
     March 31, 2003           (17.94)       27.42       (38.94)%         0.79%           0.79%         0.79%             0.91%
     March 31, 2002*           (4.64)       45.36        (8.54)%         0.86%**         0.86%**       0.86%**           0.69%**
URSA MASTER PORTFOLIO
     MARCH 31, 2005            (2.87)       56.57        (4.83)%         0.92%           0.92%         0.92%             0.71%
     March 31, 2004           (21.57)       59.44       (26.58)%         0.93%           0.93%         0.93%             0.09%
     March 31, 2003            16.44        81.01        26.21%          0.94%           0.94%         0.94%             0.52%
     March 31, 2002             (.62)       64.57         1.37%          0.94%           0.94%         0.94%             1.90%
     March 31, 2001*           15.48        65.19        38.06%          0.95%**         0.95%**       0.95%**           5.11%**
ARKTOS MASTER PORTFOLIO
     MARCH 31, 2005            (2.42)       58.13        (4.00)%         0.92%           0.92%         0.92%             0.66%
     March 31, 2004           (28.18)       60.55       (31.76)%         0.93%           0.93%         0.93%             0.10%
     March 31, 2003             3.55        88.73        20.95%          0.94%           0.94%         0.94%             0.51%
     March 31, 2002           (11.29)       85.18        (8.03)%         0.94%           0.94%         0.94%             1.63%
     March 31, 2001*           42.80        96.47        91.61%          0.96%**         0.95%**       0.95%**           6.58%**
JUNO MASTER PORTFOLIO
     MARCH 31, 2005            (1.31)       33.59        (3.75)%         4.71%           4.71%         0.92%            (1.93)%
     March 31, 2004            (2.45)       34.90        (6.56)%         5.12%##         5.12%##       0.93%            (3.39)%
     March 31, 2003            (8.90)       37.35       (19.24)%         5.18%##+        5.18%##+      0.94%            (2.72)%
     March 31, 2002              .86        46.25         4.12%          0.93%           0.93%         0.93%             1.61%
     March 31, 2001*           (4.52)       45.39        (3.67)%         0.94%**         0.94%**       0.94%**           5.04%**

                                         NET ASSET
                           PORTFOLIO      END OF
                           TURNOVER    PERIOD (000'S
                            RATE***      OMITTED)
----------------------------------------------------
NOVA MASTER PORTFOLIO
     MARCH 31, 2005              388%  $     295,669
     March 31, 2004              540%        266,248
     March 31, 2003              603%        170,793
     March 31, 2002*             401%        291,992
URSA MASTER PORTFOLIO
     MARCH 31, 2005               --         418,267
     March 31, 2004               --         444,281
     March 31, 2003               --         529,062
     March 31, 2002               --         228,485
     March 31, 2001*              --         225,040
ARKTOS MASTER PORTFOLIO
     MARCH 31, 2005               --         236,748
     March 31, 2004               --         262,356
     March 31, 2003               --         149,147
     March 31, 2002               --         115,929
     March 31, 2001*           1,788%         78,919
JUNO MASTER PORTFOLIO
     MARCH 31, 2005              101%      2,775,592
     March 31, 2004              187%      1,445,842
     March 31, 2003               --         189,968
     March 31, 2002               --          33,105
     March 31, 2001*              --          12,417

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000 -- URSA MASTER PORTFOLIO, ARKTOS MASTER PORTFOLIO, AND JUNO MASTER PORTFOLIO; AUGUST 1, 2001-- NOVA MASTER PORTFOLIO.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA MASTER PORTFOLIO AND THE ARKTOS MASTER PORTFOLIO TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

  +   UNAUDITED

  #   LESS THAN $.01 PER SHARE: NOVA MASTER PORTFOLIO= $.00009

 ## THE JUNO MASTER PORTFOLIO HAS RESTATED ITS RATIOS OF GROSS AND NET EXPENSES TO AVERAGE NET ASSETS IN THE FINANCIAL HIGHLIGHTS IN ORDER TO REFLECT THE RECLASSIFICATION OF INTEREST EXPENSE FROM SECURITIES SOLD SHORT. THIS RESTATEMENT HAD NO EFFECT ON THE JUNO MASTER PORTFOLIO'S NET ASSET VALUE, PER SHARE VALUE, NET INVESTMENT INCOME RATIOS, AND TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

  /   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

116 | THE RYDEX SERIES FUNDS ANNUAL REPORT    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. As of February 28, 2005, the Institutional Class of U.S. Government Money Market was closed. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                     SALES CHARGE           SALES CHARGE
                                       AS % OF               AS % OF NET
AMOUNT OF INVESTMENT                OFFERING PRICE         AMOUNT INVESTED
--------------------------------------------------------------------------
Less than $100,000                      4.75%                    4.99%
$100,000 but less than $250,000         3.75%                    3.90%
$250,000 but less than $500,000         2.75%                    2.83%
$500,000 but less than $1,000,000       1.60%                    1.63%
$1,000,000 or greater                   0.00%                    0.00%

At March 31, 2005, the Trust consisted of forty-three separate series: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds and two Strategic Funds. This report covers the twenty-two Benchmark Funds and the Money Market Fund (the "Funds"), while the Sector Funds and the Strategic Funds are contained in separate reports. In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

The value of domestic equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

The value of foreign equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the average price at which orders are being filled (the "average fill price") at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets, including index options, for which market quotations are not readily available, are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily Net Asset Value.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date. Distributions from net investment


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 117

--------------------------------------------------------------------------------

income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Dividend and interest expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

J. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, the Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.


118 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net assets value of each Fund included in the Trust.

M. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.    FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3.    MASTER-FEEDER ARRANGEMENT

Currently, the Nova Fund, the Ursa Fund, the Juno Fund, and the Arktos Fund are operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Nova Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of its Master Portfolio, adjusted for Fund expenses. Both the Master Portfolio and Feeder Fund, are set up as independent registered investment companies. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio owned by the Nova Fund, the Ursa Fund, the Arktos Fund, and the Juno Fund, respectively, at March 31, 2005, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the OTC Fund, the Small-Cap Value


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 119

--------------------------------------------------------------------------------

Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Nova Master Portfolio; and 0.90% of the average daily net assets of the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. For the year ending March 31, 2005, the Advisor voluntarily reimbursed $27,871 of miscellaneous expenses in the Institutional Class of the U.S. Government Money Market Fund. These fees are permanently reimbursed and are not subject to recapture by the Advisor. Certain officers and trustees of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, and the Large-Cap Growth Fund. For the year ended March 31, 2005, the Servicer voluntarily waived transfer agent service fees in the amount of $53,552 in the Institutional Class of the U.S. Government Money Market Fund. These fees are permanently waived and not subject to recapture by the Servicer.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. For the year ended March 31, 2005, the Servicer voluntarily waived accounting fees in the amount of $13,613 in the Institutional Class of the U.S. Government Money Market Fund. These fees are permanently waived and not subject to recapture by the Servicer. Certain officers and trustees of the Trust are also officers of Rydex Fund Services, Inc.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees. For the year ended March 31, 2005, the Distributor voluntarily waived $283,204 of 12b-1 expenses in the Advisor Class and $22 of 12b-1 expenses in the A-Class of the U.S. Government Money Market Fund. These fees are permanently waived and are not subject to recapture by the Distributor.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C-Class Plan") applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. For the year ended March 31, 2005, the Distributor waived $594,726 of C-Class Plan expenses in the C-Class of the U.S. Government Money Market Fund. These fees are permanently waived and not subject to recapture by the Distributor. Certain officers and trustees of the Trust are also officers of Rydex Distributors, Inc.

5.    FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, swap reclasses, capital loss carryforward expired, amortization of organizational cost, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.


120 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributions paid during April 1, 2004 - March 31, 2005 was as follows:

                                       ORDINARY        LONG-TERM     RETURN OF                 TOTAL
FUND                                     INCOME     CAPITAL GAIN       CAPITAL         DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
Nova Fund                           $        --     $         --     $      --         $          --
Ursa Fund                                    --               --            --                    --
OTC Fund                                     --               --            --                    --
Arktos Fund                                  --               --            --                    --
Medius Fund                                  --               --            --                    --
Inverse Mid-Cap Fund                         --               --            --                    --
Mekros Fund                                  --        1,366,357            --             1,366,357
Inverse Small-Cap Fund                       --               --            --                    --
U.S. Government Bond Fund             3,708,280               --            --             3,708,280
Juno Fund                                    --               --            --                    --
Large-Cap Europe Fund                 3,166,707           16,670            --             3,183,377
Large-Cap Japan Fund                  1,362,350        1,158,685            --             2,521,035
Small-Cap Value Fund                    822,977               65            --               823,042
Mid-Cap Value Fund                      352,305               64            --               352,369
Large-Cap Value Fund                    126,830              205            --               127,035
Small-Cap Growth Fund                 1,017,853               --            --             1,017,853
Mid-Cap Growth Fund                      13,251               --            --                13,251
Large-Cap Growth Fund                     8,677               --            --                 8,677
U.S. Government Money Market Fund    10,462,879               --            --            10,462,879
Nova Master Portfolio                       852               --            --                   852
Ursa Master Portfolio                        --               --            --                    --
Arktos Master Portfolio                      --               --            --                    --
Juno Master Portfolio                        --               --            --                    --

The tax character of distributions paid during April 1, 2003-March 31, 2004, was as follows:

                                       ORDINARY        LONG-TERM     RETURN OF                 TOTAL
FUND                                     INCOME     CAPITAL GAIN       CAPITAL         DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
Nova Fund                           $    59,012   $           --     $      --        $       59,012
Ursa Fund                            13,664,357        2,861,109            --            16,525,466
OTC Fund                                     --               --            --                    --
Arktos Fund                                  --               --            --                    --
Medius Fund                                  --               --            --                    --
Inverse Mid-Cap Fund                         --               --            --                    --
Mekros Fund                                  --               --            --                    --
Inverse Small-Cap Fund                       --               --            --                    --
U.S. Government Bond Fund             2,137,637               --            --             2,137,637
Juno Fund                                    --               --            --                    --
Large-Cap Europe Fund                 3,415,848           29,491            --             3,445,339
Large-Cap Japan Fund                    353,168               --            --               353,168
Small-Cap Value Fund                         --               --            --                    --
Mid-Cap Value Fund                           --               --            --                    --
Large-Cap Value Fund                         --               --            --                    --
Small-Cap Growth Fund                        --               --            --                    --
Mid-Cap Growth Fund                          --               --            --                    --
Large-Cap Growth Fund                        --               --            --                    --
U.S. Government Money Market Fund     2,393,710               --            --             2,393,710
Nova Master Portfolio                 2,001,263               --            --             2,001,263
Ursa Master Portfolio                        --               --       358,769               358,769
Arktos Master Portfolio                      --               --            --                    --
Juno Master Portfolio                        --               --            --                    --


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 121

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at March 31, 2005 was as follows:

                                            UNDISTRIBUTED
                            UNDISTRIBUTED   REALIZED GAIN/  NET UNREALIZED
                                 ORDINARY   (ACCUMULATED    APPRECIATION/     CAPITAL LOSS
FUND                               INCOME       LOSS)       (DEPRECIATION)    CARRYFORWARD
------------------------------------------------------------------------------------------
Nova Fund                   $          --   $          --   $  (9,856,534)   $ 38,119,864(1)
Ursa Fund                              --              --    (165,605,665)     29,296,956(1)
OTC Fund                        3,339,815              --     140,165,536     791,235,942(3)
Arktos Fund                            --              --    (100,922,939)      4,527,330(2)
Medius Fund                            --              --         988,401         917,965(3)
Inverse Mid-Cap Fund               36,605              --         (41,863)        886,896(3)
Mekros Fund                            --              --       4,172,722      25,355,689(1)
Inverse Small-Cap Fund                 --              --         443,792       5,577,120(3)
U.S. Government Bond Fund              --              --         414,161       6,648,574(3)
Juno Fund                              --              --    (296,825,751)      1,148,023(1)
Large-Cap Europe Fund           1,875,150              --      (3,486,146)              --
Large-Cap Japan Fund                   --              --      (2,261,655)              --
Small-Cap Value Fund                   --              --      (1,858,343)              --
Mid-Cap Value Fund                625,565           6,703        (158,471)              --
Large-Cap Value Fund              777,778           5,191         298,341               --
Small-Cap Growth Fund                  --              --       1,256,934               --
Mid-Cap Growth Fund               462,332           7,071      (1,295,328)              --
Large-Cap Growth Fund             280,376          25,119      (2,317,509)              --
U.S. Government Money
  Market Fund                      20,069              --              --         464,346(3)
Nova Master Portfolio           4,285,546              --      21,666,579     211,128,389(3)
Ursa Master Portfolio                  --              --       4,091,623     517,265,075(3)
Arktos Master Portfolio                --              --       2,179,735     141,151,872(3)
Juno Master Portfolio                  --              --    (116,957,109)     89,694,763(3)

   ALL AMOUNTS EXPIRE ON MARCH 31ST OF THE YEAR INDICATED.

(1)    EXPIRES IN 2013

(2)    EXPIRES IN 2012

(3)    OTC FUND: $383,452,643 EXPIRES IN 2010, $302,251,932 EXPIRES IN 2011,
      $60,857,728 EXPIRES IN 2012, AND $44,673,639 EXPIRES IN 2013

      MEDIUS FUND: $236,957 EXPIRES IN 2011 AND $681,008 EXPIRES IN 2013

      INVERSE MID-CAP FUND: $102,676 EXPIRES IN 2012 AND $784,220 EXPIRES IN
      2013

      INVERSE SMALL-CAP FUND: $670,630 EXPIRES IN 2012 AND $4,906,490 EXPIRES IN 2013

      U.S. GOVERNMENT BOND FUND: $3,233,691 EXPIRES IN 2008, $378,399 EXPIRES IN 2010, $1,693,557 EXPIRES IN 2011, AND $1,342,927 EXPIRES IN 2012

      U.S. GOVERNMENT MONEY MARKET FUND: $340,343 EXPIRES IN 2008 AND $124,003 EXPIRES IN 2009

      NOVA MASTER PORTFOLIO: $3,820,353 EXPIRES IN 2008, $100,261,487 EXPIRES IN 2009, $41,531,696 EXPIRES IN 2010, AND $65,514,853 EXPIRES IN 2011

      URSA MASTER PORTFOLIO: $102,945,587 EXPIRES IN 2006, $102,218,150 EXPIRES IN 2007, $124,148,192 EXPIRES IN 2008, $122,425,227 EXPIRES IN 2012, AND
      $65,527,919 EXPIRES IN 2013

      ARKTOS MASTER PORTFOLIO: $57,832,849 EXPIRES IN 2008, $60,215,201 EXPIRES IN 2009, $19,380,747 EXPIRES IN 2012, AND $3,723,075 EXPIRES IN 2013

      JUNO MASTER PORTFOLIO: $2,486,456 EXPIRES IN 2006, $1,206,560 EXPIRES IN 2007, $1,582,486 EXPIRES IN 2009, $3,660,853 EXPIRES IN 2011, $16,998,940
      EXPIRES IN 2012, AND $63,759,468 EXPIRES IN 2013

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ending March 31, 2005, the following Funds offset net realized gains with capital losses from previous years:


FUND                                           AMOUNT
-----------------------------------------------------
Arktos Fund                              $  1,258,946
U.S. Government Bond Fund                   1,475,436
Nova Master Portfolio                      16,306,832

In addition, $42,864,695 and $106,438 of capital loss carryforward expired as of March 31, 2005 in the Ursa Master Portfolio and the Juno Master Portfolio, respectively. These expired amounts are no longer available to offset net capital gains in the future.


122 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

TAX BASIS OF DISTRIBUTIONS AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

At March 31, 2005, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                           TAX               TAX              NET
                                          TAX       UNREALIZED        UNREALIZED       UNREALIZED
FUND                                     COST             GAIN            (LOSS)      GAIN (LOSS)
------                         --------------   --------------   ---------------   --------------
Nova Fund                      $  305,525,257   $   11,996,912   $  (21,853,446)   $  (9,856,534)
Ursa Fund                         583,872,176       40,195,885     (205,801,550)    (165,605,665)
OTC Fund                          892,264,310      150,490,808      (10,325,272)     140,165,536
Arktos Fund                       337,671,173       53,619,621     (154,542,560)    (100,922,939)
Medius Fund                        95,596,917        2,888,377       (1,899,976)         988,401
Inverse Mid-Cap Fund               29,730,058          611,036         (652,899)         (41,863)
Mekros Fund                       109,141,439        7,766,906       (3,594,184)       4,172,722
Inverse Small-Cap Fund             48,756,473        2,659,007       (2,215,215)         443,792
U.S. Government Bond Fund          90,101,762        1,682,942       (1,268,781)         414,161
Juno Fund                       3,072,418,036        1,993,303     (298,819,054)    (296,825,751)
Large-Cap Europe Fund              73,257,576               --       (3,486,146)      (3,486,146)
Large-Cap Japan Fund               41,225,834        1,091,578       (3,353,233)      (2,261,655)
Small-Cap Value Fund               96,117,460               --       (1,858,343)      (1,858,343)
Mid-Cap Value Fund                151,820,361               --         (158,471)        (158,471)
Large-Cap Value Fund               36,374,519          632,815         (334,474)         298,341
Small-Cap Growth Fund              31,839,565        1,689,957         (433,023)       1,256,934
Mid-Cap Growth Fund                36,004,368               --       (1,295,328)      (1,295,328)
Large-Cap Growth Fund              34,808,000               --       (2,317,509)      (2,317,509)
U.S. Government Money Market
    Fund                        1,676,872,368               --               --               --
Nova Master Portfolio             325,578,361       30,371,453       (8,704,874)      21,666,579
Ursa Master Portfolio             415,998,589       31,427,306      (27,335,683)       4,091,623
Arktos Master Portfolio           231,740,303        5,205,785       (3,026,050)       2,179,735
Juno Master Portfolio           5,241,437,147       18,951,124     (135,908,233)    (116,957,109)

POST-OCTOBER LOSSES DEFERRED

Pursuant to federal income tax regulations applicable to investment companies, the funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2005, $11,996,912, $40,195,885, $53,619,621,
$531,825, $1,974,380, $1,682,942, $1,993,303, $1,091,578, $99,696, $22,925,596,
and $1,798,205 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2006 for Nova Fund, Ursa Fund, Arktos Fund, Inverse Mid-Cap Fund, Inverse Small-Cap Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Japan Fund, Large-Cap Value Fund, Ursa Master Portfolio, and Arktos Master Portfolio, respectively.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 123

--------------------------------------------------------------------------------

6.    REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Utilities Fund, the Core Equity Fund, and the Sector Rotation Fund (included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trusts' custodians and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreement at maturity.

The repurchase agreements that were executed by the joint accounts and outstanding as of March 31, 2005 are as follows:

COUNTERPARTY              TERMS OF AGREEMENT     FACE VALUE      MARKET VALUE     MATURITY VALUE
------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.     2.55% due 04/01/05   $ 412,296,394   $   412,296,394   $   412,325,599
Bear Stearns Cos., Inc.   2.63% due 04/01/05     400,000,000       400,000,000       400,029,222
Citigroup, Inc.           2.60% due 04/01/05     300,000,000       300,000,000       300,021,667
Morgan Stanley            2.57% due 04/01/05     300,000,000       300,000,000       300,021,417
------------------------------------------------------------------------------------------------
                                                               $ 1,412,296,394   $ 1,412,397,905
------------------------------------------------------------------------------------------------

As of March 31, 2005, the collateral for the repurchase agreements in the joint accounts was as follows:

SECURITY TYPE               RANGE OF RATES       PAR VALUE      MARKET VALUE
------------------------------------------------------------------------------
U. S. Treasury Bonds       2.375% - 10.375%    $ 437,823,491   $   598,097,915
U. S. Treasury Notes       2.000% - 5.750%       421,496,836       435,285,951
U. S. Treasury Bills            0.000%           415,061,000       412,102,321
------------------------------------------------------------------------------
                                                               $ 1,445,486,187
------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the year ended March 31, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                 INVERSE                        INVERSE          U.S.      LARGE-CAP     LARGE-CAP
                      OTC          MEDIUS        MID-CAP          MEKROS      SMALL-CAP    GOVERNMENT         EUROPE         JAPAN
                     FUND            FUND           FUND            FUND           FUND     BOND FUND           FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases  $1,209,960,704  $  371,797,590  $          --  $  639,120,489   $         --  $720,935,762   $         --  $         --
Sales      $1,296,437,682  $  356,379,453  $          --  $  692,472,828   $         --  $714,822,205   $         --  $         --

                                                                                                                U.S.
                SMALL-CAP         MID-CAP      LARGE-CAP       SMALL-CAP        MID-CAP     LARGE-CAP     GOVERNMENT
                    VALUE           VALUE          VALUE          GROWTH         GROWTH        GROWTH          MONEY
                     FUND            FUND           FUND            FUND           FUND          FUND    MARKET FUND
--------------------------------------------------------------------------------------------------------------------
Purchases  $  635,237,228  $  552,918,163  $ 486,967,754  $  579,067,730   $338,822,174  $432,305,391   $         --
Sales      $  574,417,078  $  450,719,631  $ 475,105,432  $  561,706,971   $315,339,233  $401,381,261   $         --

                     NOVA            URSA         ARKTOS            JUNO
                   MASTER          MASTER         MASTER          MASTER
                PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------
Purchases  $1,111,802,383        $     --        $    --  $3,183,637,967
Sales      $1,101,425,527        $     --        $    --  $1,997,666,870


124 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the year ended March 31, 2005 were:

                                         SHARES PURCHASED          PURCHASED THROUGH DIVIDEND REINVESTMENT
----------------------------------------------------------------------------------------------------------
                                    Year Ended     Period Ended        Year Ended       Period Ended
                                     March 31,       March 31,         March 31,          March 31,
                                       2005            2004               2005              2004
----------------------------------------------------------------------------------------------------------
NOVA FUND
      Investor Class                  57,482,445       67,357,207               --              1,744
      Advisor Class                   15,439,006       15,207,769               --                481
      A-Class**                          997,223               43               --                 --
      C-Class                          7,074,750        9,610,613               --                300
URSA FUND
      Investor Class                 168,290,971      231,991,260               --          1,231,642
      Advisor Class                   28,731,154       25,481,658               --            148,589
      A-Class**                        1,774,311              113               --                 --
      C-Class                         17,864,496       28,760,680               --            117,706
OTC FUND
      Investor Class                 140,651,741      187,487,977               --                 --
      Advisor Class                   21,246,975       16,736,615               --                 --
      A-Class**                          403,601              106               --                 --
      C-Class                         12,971,805       18,113,943               --                 --
ARKTOS FUND
      Investor Class                  38,823,800       43,953,006               --                 --
      Advisor Class*                   4,507,444        1,082,356               --                 --
      A-Class**                          709,777               39               --                 --
      C-Class                          5,928,300        5,688,199               --                 --
MEDIUS FUND
      A-Class**                           60,112              136               --                 --
      C-Class                          5,615,876        5,910,213               --                 --
      H-Class                         34,349,386       37,923,012               --                 --
INVERSE MID-CAP FUND
      A-Class**                            9,062               20               --                 --
      C-Class***                         618,408           10,119               --                 --
      H-Class***                       6,074,879          477,713               --                 --
MEKROS FUND
      A-Class**                          331,933              147              461                 --
      C-Class                         12,055,055       19,364,591            8,959                 --
      H-Class                        110,648,003      121,252,681           35,282                 --


                                          SHARES REDEEMED              NET SHARES PURCHASED (REDEEMED)
------------------------------------------------------------------------------------------------------
                                    Year Ended     Period Ended        Year Ended       Period Ended
                                     March 31,       March 31,         March 31,          March 31,
                                       2005            2004               2005              2004
------------------------------------------------------------------------------------------------------
NOVA FUND
      Investor Class                 (58,494,317)     (68,032,795)      (1,011,872)          (673,844)
      Advisor Class                  (15,321,064)     (15,015,450)         117,942            192,800
      A-Class**                         (263,045)              --          734,178                 43
      C-Class                         (6,487,904)      (9,041,407)        586,846             569,506
URSA FUND
      Investor Class                (169,302,511)    (230,807,881)      (1,011,540)         2,415,021
      Advisor Class                  (28,912,809)     (23,673,595)        (181,655)         1,956,652
      A-Class**                         (899,806)              --          874,505                113
      C-Class                        (17,743,222)     (25,119,522)         121,274          3,758,864
OTC FUND
      Investor Class                (148,285,352)    (192,409,806)      (7,633,611)        (4,921,829)
      Advisor Class                  (25,259,286)     (17,050,053)      (4,012,311)          (313,438)
      A-Class**                         (214,931)              --          188,670                106
      C-Class                        (12,904,659)     (17,876,604)          67,146            237,339
ARKTOS FUND
      Investor Class                 (38,920,504)     (39,652,718)         (96,704)         4,300,288
      Advisor Class*                  (4,508,845)        (380,192)          (1,401)           702,164
      A-Class**                         (476,220)              --          233,557                 39
      C-Class                         (6,644,566)      (4,376,063)        (716,266)         1,312,136
MEDIUS FUND
      A-Class**                          (27,302)              --           32,810                136
      C-Class                         (5,558,920)      (5,743,848)          56,956            166,365
      H-Class                        (34,898,715)     (36,425,611)        (549,329)         1,497,401
INVERSE MID-CAP FUND
      A-Class**                           (7,704)              --            1,358                 20
      C-Class***                        (598,039)          (7,314)          20,369              2,805
      H-Class***                      (5,446,167)        (423,065)         628,712             54,648
MEKROS FUND
      A-Class**                         (211,255)              --          121,139                147
      C-Class                        (13,261,033)     (18,520,133)      (1,197,019)           844,458
      H-Class                       (114,857,270)    (117,084,903)      (4,173,985)         4,167,778

   *  SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

  **  SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

 ***  SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.


                                      THE RYDEX Series Funds annual report | 125

--------------------------------------------------------------------------------

                                         SHARES PURCHASED           PURCHASED THROUGH DIVIDEND REINVESTMENT
-----------------------------------------------------------------------------------------------------------
                                   Period Ended    Period Ended       Period Ended      Period Ended
                                     March 31,       March 31,         March 31,          March 31,
                                       2005            2004               2005              2004
-----------------------------------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND
      A-Class**                           51,552               20               --                 --
      C-Class****                      2,900,097          351,994               --                 --
      H-Class****                     18,267,219        1,004,310               --                 --
U.S. GOVERNMENT BOND FUND
      Investor Class                  62,414,845       87,071,724          121,807            151,723
      Advisor Class*                  47,245,621       15,427,166          183,519             25,684
      A-Class**                          483,989               90            1,075                 --
      C-Class                         18,129,933        6,731,059           23,019             10,600
JUNO FUND
      Investor Class                 164,148,402      131,573,796               --                 --
      Advisor Class*                  26,247,651        5,230,222               --                 --
      A-Class**                       12,533,793          256,554               --                 --
      C-Class                         51,258,840       30,540,629               --                 --
LARGE-CAP EUROPE FUND
      A-Class**                           49,853               67              271                 --
      C-Class                          4,295,340        2,958,449            7,616              7,972
      H-Class                         23,821,380       27,246,596          171,099            213,700
LARGE-CAP JAPAN FUND
      A-Class**                           14,460            1,579              370                 --
      C-Class                            837,470          605,176            7,145                638
      H-Class                         17,570,283       23,930,244           68,002              9,823
SMALL-CAP VALUE FUND
      A-Class***                         127,767               --               11                 --
      C-Class****                      1,959,880          219,914            1,040                 --
      H-Class****                     30,483,096        1,980,061           25,822                 --
MID-CAP VALUE FUND
      A-Class***                          84,808               --                8                 --
      C-Class****                      2,866,918          201,326              159                 --
      H-Class****                     24,551,108        2,240,099           12,968                 --
LARGE-CAP VALUE FUND
      A-Class***                          23,110               --                2                 --
      C-Class****                      2,417,522          274,300              288                 --
      H-Class****                     22,324,716        1,686,564            4,393                 --

                                          SHARES REDEEMED             NET SHARES PURCHASED (REDEEMED)
-----------------------------------------------------------------------------------------------------
                                   Period Ended    Period Ended       Period Ended      Period Ended
                                     March 31,       March 31,         March 31,          March 31,
                                       2005            2004               2005              2004
-----------------------------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND
      A-Class**                          (42,815)              --            8,737                 20
      C-Class****                     (2,823,759)        (341,910)          76,338             10,084
      H-Class****                    (17,354,618)        (900,755)         912,601            103,555
U.S. GOVERNMENT BOND FUND
      Investor Class                 (62,466,069)     (89,630,083)          70,583         (2,406,636)
      Advisor Class*                 (46,842,070)     (11,225,262)         587,070          4,227,588
      A-Class**                         (331,301)              --         153,763                  90
      C-Class                        (17,505,300)      (6,592,487)         647,652            149,172
JUNO FUND
      Investor Class                (131,892,342)     (92,203,564)      32,256,060         39,370,232
      Advisor Class*                 (16,525,201)      (2,576,313)       9,722,450          2,653,909
      A-Class**                       (3,385,175)              --        9,148,618            256,554
      C-Class                        (27,791,309)      (7,996,442)      23,467,531         22,544,187
LARGE-CAP EUROPE FUND
      A-Class**                          (39,660)              --           10,464                 67
      C-Class                         (4,094,711)      (3,030,695)         208,245            (64,274)
      H-Class                        (22,714,914)     (25,538,506)       1,277,565          1,921,790
LARGE-CAP JAPAN FUND
      A-Class**                           (6,823)              --            8,007              1,579
      C-Class                           (889,463)        (444,211)         (44,848)           161,603
      H-Class                        (21,578,874)     (19,224,952)      (3,940,589)         4,715,115
SMALL-CAP VALUE FUND
      A-Class***                        (102,458)              --           25,320                 --
      C-Class****                     (1,614,516)        (133,674)         346,404             86,240
      H-Class****                    (28,602,905)      (1,203,331)       1,906,013            776,730
MID-CAP VALUE FUND
      A-Class***                         (73,451)              --           11,365                 --
      C-Class****                     (2,571,732)        (173,062)         295,345             28,264
      H-Class****                    (21,074,966)      (1,521,276)       3,489,110            718,823
LARGE-CAP VALUE FUND
      A-Class***                       (15,183)                --            7,929                 --
      C-Class****                   (2,347,191)          (169,190)          70,619            105,110
      H-Class****                  (21,714,513)        (1,361,036)         614,596            325,528


   *  SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

  **  SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

 ***  SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

****  SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.


126 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

                                       SHARES PURCHASED           PURCHASED THROUGH DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------------------
                                   Period Ended     Period Ended     Period Ended       Period Ended
                                     March 31,       March 31,         March 31,          March 31,
                                       2005             2004             2005               2004
---------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
      A-Class**                            4,801               --               26                 --
      C-Class***                       2,598,719          175,753            1,452                 --
      H-Class***                      24,995,214          191,728           34,490                 --
MID-CAP GROWTH FUND
      A-Class**                           20,614               --                1                 --
      C-Class***                       1,014,418          180,817               11                 --
      H-Class***                      15,067,599          137,463              497                 --
LARGE-CAP GROWTH FUND
      A-Class**                            3,244               --               --                 --
      C-Class***                       4,428,678           37,893                6                 --
      H-Class***                      16,112,122           85,377              348                 --
U.S.GOVERNMENT MONEY MARKET FUND
      Investor Class              18,938,656,130   20,632,372,433        8,910,853          2,043,352
      Advisor Class                3,577,821,001    4,386,273,780          853,529             13,574
      A-Class*                        23,938,925            1,000           22,293                 --
      C-Class                      2,540,283,761    3,269,540,461          282,501              8,818
      Institutional Class                  1,000               --           20,804             28,440

                                          SHARES REDEEMED             NET SHARES PURCHASED (REDEEMED)
-----------------------------------------------------------------------------------------------------
                                   Period Ended     Period Ended     Period Ended       Period Ended
                                     March 31,       March 31,         March 31,          March 31,
                                       2005             2004             2005               2004
-----------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
      A-Class**                           (2,096)              --            2,731                 --
      C-Class***                      (2,601,481)         (76,864)          (1,310)            98,889
      H-Class***                     (24,195,230)         (91,324)         834,474            100,404
MID-CAP GROWTH FUND
      A-Class**                               --               --           20,615                 --
      C-Class***                        (974,263)        (134,208)          40,166             46,609
      H-Class***                     (14,209,407)        (112,652)         858,689             24,811
LARGE-CAP GROWTH FUND
      A-Class**                             (241)              --            3,003                 --
      C-Class***                      (3,617,714)         (37,889)         810,970                  4
      H-Class***                     (15,664,901)         (52,595)         447,569             32,782
U.S. GOVERNMENT MONEY MARKET FUND
      Investor Class             (18,808,627,729) (20,796,030,722)     138,939,254       (161,614,937)
      Advisor Class               (3,582,384,097)  (4,324,201,196)      (3,709,567)        62,086,158
      A-Class*                       (16,627,319)              --        7,333,899              1,000
      C-Class                     (2,515,971,844)  (3,340,221,449)      24,594,418        (70,672,170)
      Institutional Class            (50,021,804)     (10,036,610)     (50,000,000)       (10,008,170)

  *   SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

 **   SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

***   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 127

--------------------------------------------------------------------------------

9.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2005, the pooled cash collateral investments consisted of repurchase agreements (36.31%), commercial paper (38.00%), corporate bonds (25.08%), and mutual funds (0.61%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2005 the following funds participated in securities lending and received cash collateral:

                                                           VALUE OF
                                               CASH      SECURITIES
FUND                                     COLLATERAL          LOANED
------                                -------------   -------------
Nova Fund                             $  66,889,063   $  64,901,284
OTC Fund                                192,617,562     184,603,749
Medius Fund                              15,540,176      15,100,204
Mekros Fund                              12,796,731      12,259,757
Small-Cap Value Fund                      5,623,856       5,408,617
Mid-Cap Value Fund                       26,490,036      25,724,372
Large-Cap Value Fund                      4,416,102       4,270,873
Small-Cap Growth Fund                     4,154,408       4,013,163
Mid-Cap Growth Fund                       7,972,274       7,733,291
Large-Cap Growth Fund                     1,058,982       1,014,327
U.S. Government Money Market Fund       100,000,000      99,380,000

10.   JUNO RECLASSIFICATION

The Juno Master Portfolio's previously issued financial statements for the years ended March 31, 2004 and 2003 presented interest expense on securities sold short as a negative number in the total income section of the Statement of Operations. Under generally accepted accounting principles it is preferable to present interest expense on securities sold short as an expense on the Statement of Operations. Accordingly, Juno Master Portfolio has reclassified interest expense on securities sold short to be presented in the total expense section. The ratios of gross and net expenses to average net assets in the financial highlights of the Juno Master Portfolio and Juno Fund have been restated accordingly. This reclassification had no effect on the Juno Master Portfolio or Juno Fund's net asset value, per share value, net investment income ratios, and total increase (decrease) in net assets from operations during any periods. This reclassification would be reflected in the financial statements as follows:

For the year ended                          MARCH 31, 2004                              MARCH 31, 2003
                             (AS PREVIOUSLY REPORTED)   (AS RESTATED)   (AS PREVIOUSLY REPORTED)   (AS RESTATED)
                             -----------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS-
    Juno Master Portfolio
    Total Income                        ($18,246,060) $   12,826,101                ($1,359,861)  $   1,873,716
    Total Expenses                    $    6,905,759  $   37,977,920              $     716,851   $   3,950,428
                             -----------------------------------------------------------------------------------
    Net Loss                            ($25,151,819)   ($25,151,819)               ($2,076,712)    ($2,076,712)

FINANCIAL HIGHLIGHTS

Ratio of Gross and Net expenses to Average Net Assets


    Juno Fund           Investor Class          1.38%           5.57%                      1.41%           5.65%
                        Advisor Class           1.86%           6.05%                        --              --
                        C-Class                 2.38%           6.57%                      2.40%           6.64%
    Juno Master Portfolio..                     0.93%           5.12%                      0.94%           5.18%


128 | THE RYDEX SERIES FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, after the restatement described in Note 10, in all material respects, the financial position of Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Inverse Small-Cap Fund, Inverse Mid-Cap Fund, U.S. Government Money Market Fund, Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio (constituting twenty-three of the forty-three Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2005, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods presented on and prior to March 31, 2003, except for Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Inverse Small-Cap Fund, and Inverse Mid-Cap Fund, which commenced on February 20, 2004, were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

As discussed in Note 10, the Juno Master Portfolio and Juno Fund restated the financial highlights for the years ended March 31, 2004 and 2003.

PricewaterhouseCoopers LLP
Baltimore, Maryland
May 23, 2005


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 129

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

Of the ordinary income distributions paid during the year for OTC Fund, Inverse Mid-Cap Fund, Large-Cap Europe Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Large-Cap Growth Fund, and Nova Master Portfolio, 0%, 0%, 0%, 100%, 100%, 0%, and 0%, respectively, qualifies for the dividends received deductions for corporations. In addition, 0%, 0%, 100%, and 100% of the ordinary income distributions paid during the year by Large-Cap Europe Fund, Large-Cap Japan Fund, Mid-Cap Value Fund, and Large-Cap Value Fund respectively, is considered Qualified Dividend Income for tax purposes.

Of the ordinary income distributions paid during the year by U.S. Government Money Market Fund and U.S. Government Bond Fund, Large-Cap Europe Fund and Large-Cap Japan Fund, 31.79%, 98.65%, 0.40% and 0%, respectively, was attributable to Federal obligations. In calculating the foregoing percentages, Fund expenses have been allocated on a pro rata basis. The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

The Funds distributions to shareholders included:

                                                                              LARGE-CAP           LARGE-CAP
                                                              MEKROS             EUROPE               JAPAN
                                                                FUND               FUND                FUND
                                                    ----------------   ----------------    ----------------
From short-term capital gains:                      $             --   $         57,177    $        411,274
From long-term capital gains,
  subject to the 15% rate gains category:           $      1,366,354   $         16,671    $      1,158,685

                                                           SMALL-CAP            MID-CAP           LARGE-CAP
                                                               VALUE              VALUE               VALUE
                                                                FUND               FUND                FUND
                                                    ----------------   ----------------    ----------------
From short-term capital gains:                      $        822,977   $        350,076    $        126,668
From long-term capital gains,
  subject to the 15% rate gains category:           $             66   $             65    $            205

                                                           SMALL-CAP            MID-CAP           LARGE-CAP
                                                              GROWTH             GROWTH              GROWTH
                                                                FUND               FUND                FUND
                                                    ----------------   ----------------    ----------------
From short-term capital gains:                      $      1,017,853   $         13,250    $          8,677
From long-term capital gains,
  subject to the 15% rate gains category:           $             --   $             --    $             --

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request by calling 1-800-820-0888.


130 | THE RYDEX SERIES FUNDS ANNUAL REPORT

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER

                                  LENGTH OF SERVICE
NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF
  YEAR OF BIRTH                     (YEAR BEGAN)                FUNDS OVERSEEN
------------------------     ---------------------------        --------------
CARL G. VERBONCOEUR*          Rydex Series Funds - 2004              101
Trustee, President (1952)    Rydex Variable Trust - 2004
                             Rydex Dynamic Funds - 2004
                               Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                  LENGTH OF SERVICE
NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF
  YEAR OF BIRTH                     (YEAR BEGAN)                FUNDS OVERSEEN
------------------           ---------------------------        --------------
COREY A. COLEHOUR             Rydex Series Funds - 1993              101
Trustee(1945)                Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company
                             ---------------------------

J. KENNETH DALTON             Rydex Series Funds - 1995              101
Trustee (1941)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group
                             ---------------------------

JOHN O. DEMARET               Rydex Series Funds - 1997              102
Trustee (1940)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003
                               Rydex Capital Partners
                                 SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                             ---------------------------

PATRICK T. MCCARVILLE         Rydex Series Funds - 1997              101
Trustee(1942)                Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
                             ---------------------------


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 131

UNAUDITED INFORMATION ON
BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                  LENGTH OF SERVICE
   NAME, POSITION AND                AS TRUSTEE                   NUMBER OF
     YEAR OF BIRTH                  (YEAR BEGAN)                FUNDS OVERSEEN
------------------------     ---------------------------        --------------
 ROGER SOMERS                 Rydex Series Funds - 1993              101
 Trustee (1944)              Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS
NAME, POSITION AND                                                   PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                                     DURING PAST FIVE YEARS
------------------                                                  ----------------------
NICK BONOS*                             Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex
Vice President and Treasurer (1963)     Dynamic Funds, Rydex ETF Trust, and Rydex Capital Partners SPhinX Fund, 2003 to
                                        present; Senior Vice President of Rydex Fund Services, Inc., 2003 to
                                        present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to
                                        2003; Vice President of Mutual Fund Services, State Street Corp., 1997 to 1999.

MICHAEL P. BYRUM*                       Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds,
Vice President and Secretary (1970)     2004 to present; Vice President of Rydex Series Funds, 1997 to present; Vice
                                        President of Rydex Variable Trust, 1998 to present; Vice President of Rydex
                                        Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to
                                        present; President of Rydex Global Advisors, 2004 to present; Chief Operating
                                        Officer of Rydex Global Advisors and Rydex Distributors, Inc., 2003 to 2004.


JOANNA M. HAIGNEY*                      Chief Compliance Officer Rydex Series Funds, Rydex Variable Trust, and Rydex
Chief Compliance Officer and            Dynamic Funds, 2004 to present; Assistant Secretary of Rydex Series Funds, Rydex
Assistant Secretary (1967)              Variable Trust, and Rydex Dynamic Funds, 2000 to present; Assistant Secretary of
                                        Rydex ETF Trust, 2002 to present. Secretary of Rydex Capital Partners SPhinX
                                        Fund, 2003 to present. Vice President of Compliance of Rydex Fund Services, Inc.,
                                        2000 to present; Vice President Fund Administration, Chase Global Funds Services
                                        Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT | 132

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road o Suite 500 o Rockville, MD 20850
       www.rydexinvestments.com o 800.820.0888

       RBENF-ANN-2-0305x0306

                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND

                                                                  MARCH 31, 2005
                                   RYDEX SERIES FUNDS SECTOR FUNDS ANNUAL REPORT

                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                                         [RydexInvestments LOGO]
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS .................................................   2

ABOUT SHAREHOLDERS' FUND EXPENSES ..........................................   3

PERFORMANCE REPORTS AND FUND PROFILES ......................................   8

SCHEDULES OF INVESTMENTS ...................................................  26

STATEMENTS OF ASSETS AND LIABILITIES .......................................  54

STATEMENTS OF OPERATIONS ...................................................  58

STATEMENTS OF CHANGES IN NET ASSETS ........................................  62

FINANCIAL HIGHLIGHTS .......................................................  68

NOTES TO FINANCIAL STATEMENTS ..............................................  77

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ....................  87

OTHER INFORMATION ..........................................................  88

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ....................  90


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The year ended March 31, 2005 was a difficult one for investors in almost all asset classes. Markets were--for the most part--range-bound as investors struggled with concerns driven by widening deficits, record energy prices, inflation worries, slowing earnings growth, rising interest rates and the specter of continuing geopolitical dangers such as weapons proliferation and terrorism. Balancing these concerns were some powerful positives, however. Consumer sentiment and spending remained buoyant throughout the 12-month period, both interest rates and inflation remained low and equity valuations were in line with historical averages. To this it should be added that, although the U.S. economy's ability to generate meaningful job growth was somewhat of a disappointment, unemployment remained quite low by historical standards. Finally, the evident progress in the war in Iraq served to bolster investor confidence.

Investment returns during this 12-month period reflected this tug-of-war. The Dow Jones Industrial Average was able to eke out only a 3.56% gain, while the broader S&P 500(R) Index rose 6.69%. Equity investors remained wary of highly valued tech stocks as demonstrated by a 0.83% gain in the tech-heavy Nasdaq Composite. Investors' four-year-long love affair with smaller stocks also began to wane during this period. The small cap Russell 2000(R) Index returned 5.41%, trailing the S&P 500 Index by nearly 1.30%.

For investors in international stocks, one additional macroeconomic trend--the continuing decline in the exchange value of the U.S. dollar--represented a significant boost to investment returns. The MSCI EAFE Index, which is the broadest proxy for international stocks in the developed world, returned 11.04%. Likewise, stocks in the developing markets were strong performers as the MSCI EM Index returned 13.05% when translated back into U.S. dollars.

The challenge for stock investors during this 12-month period was a distinct lack of market direction. Markets look forward and, although the earnings environment can be described as positive, it can also be described as slowing. S&P earnings for 2004 were up 20%, but by the first quarter, the year-over-year pace had slowed to 7.5%. Valuations did not represent a head wind, but higher energy prices certainly did. As oil prices rose to a record $57/barrel, stocks pulled back. In fact, throughout much of the year, the relationship between oil prices and stocks was inverse and predictable. If you knew where oil was going, you knew where stocks were going.

After being the most widely anticipated bond market development that didn't happen in 2004, long-term interest rates finally rose. The 10-year Treasury Note finished the first quarter yielding 4.48% from a starting point near 3.84% a year earlier. Certainly the seven consecutive increases in the federal funds rate beginning in the second quarter of 2004 played a role; however, other factors were at work. Primary among these were concerns over the exchange value of the greenback. Record federal budget and current account deficits prompted concern that foreign central banks would cease or curtail purchases of U.S. Treasury securities, necessitating a substantial increase in interest rates in order to attract overseas capital. Inflation worries also rose to the fore during this period. In addition to rising energy prices, commodity prices rose across the board as the voracious Chinese economy sucked up raw materials at a tremendous rate. The adage that China inflates what it imports and deflates what it exports was certainly true during this period. So while inflation remained in check, it was an uneasy balancing act.

Thus it was a good year for investment strategies that were not dependent on a highly directional market. Sector rotation strategies were profitable for investors. Rising interest rates at both ends of the yield curve hurt the financial services and banking sectors, while technology, telecommunications and transportation were hurt by high valuations and energy costs. Overseas demand for products boosted the basic materials sector, decreased tax rates on dividends benefited the utilities sector and the energy and energy services sectors got a helping hand from rising crude oil prices.

The upcoming year could be more of the same. A substantial reacceleration in corporate earnings growth, a precipitous decline in interest rates and/or energy prices and a rapid improvement in the federal budget and trade deficits could bring upside potential. Downside risks include a freefall in the exchange value of the U.S. dollar and a dramatic spike in inflation and interest rates (though this seems remote). Going into the year, economic growth remains sound, inflation is tame and interest rates are at historical lows. The year will undoubtedly be a challenge, but, as always, opportunities will exist for savvy investors.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur
-----------------------------
Carl G.Verboncoeur
President


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2004 and ending March 31, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

    Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. In addition, certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

--------------------------------------------------------------------------------

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TABLE 1. BASED ON ACTUAL FUND RETURN

                                                BEGINNING            ENDING       EXPENSES
                           EXPENSE          ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING
                            RATIO+     SEPTEMBER 30, 2004    MARCH 31, 2005        PERIOD*
------------------------------------------------------------------------------------------
BANKING FUND
    Investor Class            1.31%             $1,000.00         $  988.16         $ 6.55
    Advisor Class             1.86%              1,000.00            985.67           9.24
    A-Class                   1.57%              1,000.00            985.62           7.83
    C-Class                   2.34%              1,000.00            981.57          11.60
BASIC MATERIALS FUND
    Investor Class            1.31%              1,000.00          1,106.06           6.89
    Advisor Class             1.80%              1,000.00          1,102.96           9.48
    A-Class                   1.55%              1,000.00          1,105.19           8.18
    C-Class                   2.30%              1,000.00          1,100.97          12.10
BIOTECHNOLOGY FUND
    Investor Class            1.31%              1,000.00            920.46           6.29
    Advisor Class             1.81%              1,000.00            918.02           8.72
    A-Class                   1.53%              1,000.00            918.61           7.38
    C-Class                   2.30%              1,000.00            915.36          11.05
CONSUMER PRODUCTS FUND
    Investor Class            1.28%              1,000.00          1,116.94           6.81
    Advisor Class             1.79%              1,000.00          1,115.60           9.51
    A-Class                   1.56%              1,000.00          1,116.73           8.27
    C-Class                   2.29%              1,000.00          1,116.17          12.14
ELECTRONICS FUND
    Investor Class            1.31%              1,000.00          1,057.44           6.76
    Advisor Class             1.82%              1,000.00          1,055.14           9.39
    A-Class                   1.58%              1,000.00          1,056.20           8.14
    C-Class                   2.31%              1,000.00          1,053.19          11.91
ENERGY FUND
    Investor Class            1.32%              1,000.00          1,212.01           7.29
    Advisor Class             1.81%              1,000.00          1,207.81           9.99
    A-Class                   1.45%              1,000.00          1,209.99           8.05
    C-Class                   2.31%              1,000.00          1,206.13          12.78
ENERGY SERVICES FUND
    Investor Class            1.29%              1,000.00          1,167.89           7.01
    Advisor Class             1.79%              1,000.00          1,165.14           9.72
    A-Class                   1.53%              1,000.00          1,166.27           8.29
    C-Class                   2.29%              1,000.00          1,162.45          12.40
FINANCIAL SERVICES FUND
    Investor Class            1.31%              1,000.00          1,033.65           6.67
    Advisor Class             1.82%              1,000.00          1,031.63           9.25
    A-Class                   1.55%              1,000.00          1,030.68           7.90
    C-Class                   2.31%              1,000.00          1,027.18          11.74


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT      See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                BEGINNING            ENDING       EXPENSES
                           EXPENSE          ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING
                            RATIO+     SEPTEMBER 30, 2004    MARCH 31, 2005        PERIOD*
------------------------------------------------------------------------------------------
HEALTH CARE FUND
    Investor Class            1.32%             $1,000.00         $1,054.77         $ 6.81
    Advisor Class             1.82%              1,000.00          1,051.50           9.36
    A-Class                   1.56%              1,000.00          1,050.60           8.00
    C-Class                   2.31%              1,000.00          1,048.15          11.89
INTERNET FUND
    Investor Class            1.30%              1,000.00            979.67           6.45
    Advisor Class             1.79%              1,000.00            977.29           8.87
    A-Class                   1.55%              1,000.00            978.23           7.69
    C-Class                   2.30%              1,000.00            974.58          11.37
LEISURE FUND
    Investor Class            1.28%              1,000.00          1,147.48           6.91
    Advisor Class             1.80%              1,000.00          1,144.75           9.69
    A-Class                   1.55%              1,000.00          1,144.75           8.32
    C-Class                   2.29%              1,000.00          1,141.36          12.29
PRECIOUS METALS FUND
    Investor Class            1.21%              1,000.00            865.05           5.66
    Advisor Class             1.72%              1,000.00            863.10           8.02
    A-Class                   1.46%              1,000.00            864.08           6.81
    C-Class                   2.21%              1,000.00            860.97          10.32
REAL ESTATE FUND
    A-Class                   1.54%              1,000.00          1,047.87           7.90
    C-Class                   2.30%              1,000.00          1,044.28          11.78
    H-Class                   1.56%              1,000.00          1,048.25           8.01
RETAILING FUND
    Investor Class            1.31%              1,000.00          1,129.48           7.01
    Advisor Class             1.81%              1,000.00          1,127.94           9.68
    A-Class                   1.67%              1,000.00          1,128.76           8.91
    C-Class                   2.31%              1,000.00          1,124.88          12.31
TECHNOLOGY FUND
    Investor Class            1.29%              1,000.00          1,047.57           6.64
    Advisor Class             1.81%              1,000.00          1,044.65           9.29
    A-Class                   1.54%              1,000.00          1,046.78           7.90
    C-Class                   2.31%              1,000.00          1,043.80          11.83
TELECOMMUNICATIONS FUND
    Investor Class            1.37%              1,000.00            995.14           6.84
    Advisor Class             1.85%              1,000.00            992.14           9.24
    A-Class                   1.55%              1,000.00            993.57           7.76
    C-Class                   2.39%              1,000.00            990.67          11.93
TRANSPORTATION FUND
    Investor Class            1.30%              1,000.00          1,097.94           6.81
    Advisor Class             1.80%              1,000.00          1,095.63           9.43
    A-Class                   1.54%              1,000.00          1,097.17           8.10
    C-Class                   2.30%              1,000.00          1,092.60          12.06
UTILITIES FUND
    Investor Class            1.31%              1,000.00          1,121.50           6.99
    Advisor Class             1.82%              1,000.00          1,118.87           9.66
    A-Class                   1.54%              1,000.00          1,120.80           8.16
    C-Class                   2.30%              1,000.00          1,116.76          12.23


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

--------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

                                                BEGINNING            ENDING       EXPENSES
                           EXPENSE          ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING
                            RATIO+     SEPTEMBER 30, 2004    MARCH 31, 2005        PERIOD*
------------------------------------------------------------------------------------------
BANKING FUND
    Investor Class            1.31%             $1,000.00         $1,018.33         $ 6.67
    Advisor Class             1.86%              1,000.00          1,015.57           9.43
    A-Class                   1.57%              1,000.00          1,017.02           7.98
    C-Class                   2.34%              1,000.00          1,013.15          11.85
BASIC MATERIALS FUND
    Investor Class            1.31%              1,000.00          1,018.33           6.67
    Advisor Class             1.80%              1,000.00          1,015.87           9.13
    A-Class                   1.55%              1,000.00          1,017.13           7.87
    C-Class                   2.30%              1,000.00          1,013.33          11.67
BIOTECHNOLOGY FUND
    Investor Class            1.31%              1,000.00          1,018.33           6.67
    Advisor Class             1.81%              1,000.00          1,015.79           9.21
    A-Class                   1.53%              1,000.00          1,017.25           7.75
    C-Class                   2.30%              1,000.00          1,013.33          11.67
CONSUMER PRODUCTS FUND
    Investor Class            1.28%              1,000.00          1,018.49           6.51
    Advisor Class             1.79%              1,000.00          1,015.91           9.09
    A-Class                   1.56%              1,000.00          1,017.09           7.91
    C-Class                   2.29%              1,000.00          1,013.38          11.62
ELECTRONICS FUND
    Investor Class            1.31%              1,000.00          1,018.33           6.67
    Advisor Class             1.82%              1,000.00          1,015.77           9.23
    A-Class                   1.58%              1,000.00          1,016.99           8.01
    C-Class                   2.31%              1,000.00          1,013.28          11.72
ENERGY FUND
    Investor Class            1.32%              1,000.00          1,018.32           6.68
    Advisor Class             1.81%              1,000.00          1,015.79           9.21
    A-Class                   1.45%              1,000.00          1,017.62           7.38
    C-Class                   2.31%              1,000.00          1,013.28          11.72
ENERGY SERVICES FUND
    Investor Class            1.29%              1,000.00          1,018.45           6.55
    Advisor Class             1.79%              1,000.00          1,015.91           9.09
    A-Class                   1.53%              1,000.00          1,017.25           7.75
    C-Class                   2.29%              1,000.00          1,013.38          11.62
FINANCIAL SERVICES FUND
    Investor Class            1.31%              1,000.00          1,018.33           6.67
    Advisor Class             1.82%              1,000.00          1,015.77           9.23
    A-Class                   1.55%              1,000.00          1,017.13           7.87
    C-Class                   2.31%              1,000.00          1,013.28          11.72
HEALTH CARE FUND
    Investor Class            1.32%              1,000.00          1,018.32           6.68
    Advisor Class             1.82%              1,000.00          1,015.77           9.23
    A-Class                   1.56%              1,000.00          1,017.10           7.90
    C-Class                   2.31%              1,000.00          1,013.28          11.72


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT      See Notes to Financial Statements.

ABOUT SHAREHOLDERS' FUND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

                                                BEGINNING            ENDING       EXPENSES
                           EXPENSE          ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING
                            RATIO+     SEPTEMBER 30, 2004    MARCH 31, 2005        PERIOD*
------------------------------------------------------------------------------------------
INTERNET FUND
    Investor Class            1.30%             $1,000.00         $1,018.42         $ 6.58
    Advisor Class             1.79%              1,000.00          1,015.91           9.09
    A-Class                   1.55%              1,000.00          1,017.13           7.87
    C-Class                   2.30%              1,000.00          1,013.33          11.67
LEISURE FUND
    Investor Class            1.28%              1,000.00          1,018.49           6.51
    Advisor Class             1.80%              1,000.00          1,015.87           9.13
    A-Class                   1.55%              1,000.00          1,017.13           7.87
    C-Class                   2.29%              1,000.00          1,013.38          11.62
PRECIOUS METALS FUND
    Investor Class            1.21%              1,000.00          1,018.86           6.14
    Advisor Class             1.72%              1,000.00          1,016.28           8.72
    A-Class                   1.46%              1,000.00          1,017.60           7.40
    C-Class                   2.21%              1,000.00          1,013.77          11.23
REAL ESTATE FUND
    A-Class                   1.54%              1,000.00          1,017.18           7.82
    C-Class                   2.30%              1,000.00          1,013.33          11.67
    H-Class                   1.56%              1,000.00          1,017.09           7.91
RETAILING FUND
    Investor Class            1.31%              1,000.00          1,018.33           6.67
    Advisor Class             1.81%              1,000.00          1,015.79           9.21
    A-Class                   1.67%              1,000.00          1,016.53           8.47
    C-Class                   2.31%              1,000.00          1,013.28          11.72
TECHNOLOGY FUND
    Investor Class            1.29%              1,000.00          1,018.45           6.55
    Advisor Class             1.81%              1,000.00          1,015.79           9.21
    A-Class                   1.54%              1,000.00          1,017.18           7.82
    C-Class                   2.31%              1,000.00          1,013.28          11.72
TELECOMMUNICATIONS FUND
    Investor Class            1.37%              1,000.00          1,018.06           6.94
    Advisor Class             1.85%              1,000.00          1,015.61           9.39
    A-Class                   1.55%              1,000.00          1,017.13           7.87
    C-Class                   2.39%              1,000.00          1,012.86          12.14
TRANSPORTATION FUND
    Investor Class            1.30%              1,000.00          1,018.42           6.58
    Advisor Class             1.80%              1,000.00          1,015.87           9.13
    A-Class                   1.54%              1,000.00          1,017.18           7.82
    C-Class                   2.30%              1,000.00          1,013.33          11.67
UTILITIES FUND
    Investor Class            1.31%              1,000.00          1,018.33           6.67
    Advisor Class             1.82%              1,000.00          1,015.77           9.23
    A-Class                   1.54%              1,000.00          1,017.18           7.82
    C-Class                   2.30%              1,000.00          1,013.33          11.67

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

PERFORMANCE REPORTS AND FUND PROFILES
--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and saving-and-loan institutions.

Inception: April 1, 1998

While still very low, fed fund rates increased from 1% to 2.75% during 2004. Rising rates hurt banks, and Rydex Banking Fund underperformed the S&P 500 Index for the first time in four years. While regional and diversified banks performed well, thrifts, mortgage finance and diversified financial services companies had poor years. Rydex Banking Fund Investor Class returned 1.61% for the year, trailing the S&P 500 Index's 6.69% return.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      BANKING FUND C-CLASS          S&P 500 INDEX
   ----      --------------------          -------------
 3/30/2001         10,000                    10,000
 3/31/2001         10,000                    10,000
 4/30/2001          9,915                    10,778
 5/31/2001         10,411                    10,850
 6/30/2001         10,399                    10,586
 7/31/2001         10,520                    10,482
 8/31/2001         10,085                     9,826
 9/30/2001          9,541                     9,032
10/31/2001          8,960                     9,204
11/30/2001          9,615                     9,910
12/31/2001          9,891                     9,997
 1/31/2002          9,979                     9,851
 2/28/2002         10,016                     9,661
 3/31/2002         10,719                    10,025
 4/30/2002         11,058                     9,417
 5/31/2002         11,247                     9,348
 6/30/2002         10,845                     8,682
 7/31/2002         10,205                     8,005
 8/31/2002         10,531                     8,058
 9/30/2002          9,263                     7,182
10/31/2002          9,577                     7,814
11/30/2002          9,761                     8,274
12/31/2002          9,581                     7,788
 1/31/2003          9,555                     7,584
 2/28/2003          9,439                     7,470
 3/31/2003          9,181                     7,543
 4/30/2003          9,980                     8,164
 5/31/2003         10,612                     8,594
 6/30/2003         10,586                     8,704
 7/31/2003         10,986                     8,857
 8/31/2003         10,973                     9,030
 9/30/2003         10,973                     8,934
10/31/2003         11,992                     9,439
11/30/2003         12,298                     9,522
12/31/2003         12,467                    10,022
 1/31/2004         12,714                    10,206
 2/29/2004         13,053                    10,347
 3/31/2004         12,831                    10,191
 4/30/2004         12,181                    10,031
 5/31/2004         12,779                    10,169
 6/30/2004         12,740                    10,367
 7/31/2004         12,649                    10,024
 8/31/2004         13,066                    10,064
 9/30/2004         13,118                    10,173
10/31/2004         13,300                    10,329
11/30/2004         13,689                    10,747
12/31/2004         14,035                    11,112
 1/31/2005         13,476                    10,841
 2/28/2005         13,276                    11,069
 3/31/2005         12,876                    10,873

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      BANKING FUND INVESTOR CLASS   S&P 500 INDEX
   ----      ---------------------------   -------------
  4/1/1998            10,000                  10,000
 4/30/1998            10,220                  10,041
 5/31/1998             9,860                   9,869
 6/30/1998            10,030                  10,269
 7/31/1998            10,070                  10,160
 8/31/1998             7,420                   8,691
 9/30/1998             7,560                   9,248
10/31/1998             8,270                  10,000
11/30/1998             8,650                  10,606
12/31/1998             8,910                  11,217
 1/31/1999             8,760                  11,687
 2/28/1999             8,720                  11,323
 3/31/1999             8,770                  11,776
 4/30/1999             9,380                  12,232
 5/31/1999             8,730                  11,943
 6/30/1999             9,120                  12,606
 7/31/1999             8,410                  12,213
 8/31/1999             8,010                  12,152
 9/30/1999             7,460                  11,819
10/31/1999             8,600                  12,567
11/30/1999             7,980                  12,823
12/31/1999             7,230                  13,578
 1/31/2000             7,070                  12,896
 2/29/2000             6,210                  12,651
 3/31/2000             7,310                  13,889
 4/30/2000             6,860                  13,471
 5/31/2000             7,600                  13,195
 6/30/2000             6,540                  13,520
 7/31/2000             6,940                  13,309
 8/31/2000             7,800                  14,135
 9/30/2000             7,980                  13,389
10/31/2000             7,850                  13,333
11/30/2000             7,550                  12,281
12/31/2000             8,410                  12,342
 1/31/2001             8,760                  12,779
 2/28/2001             8,290                  11,614
 3/31/2001             8,270                  10,878
 4/30/2001             8,200                  11,724
 5/31/2001             8,630                  11,802
 6/30/2001             8,620                  11,515
 7/31/2001             8,720                  11,402
 8/31/2001             8,370                  10,688
 9/30/2001             7,930                   9,825
10/31/2001             7,440                  10,012
11/30/2001             8,012                  10,780
12/31/2001             8,240                  10,875
 1/31/2002             8,323                  10,716
 2/28/2002             8,354                  10,509
 3/31/2002             8,956                  10,905
 4/30/2002             9,257                  10,243
 5/31/2002             9,423                  10,168
 6/30/2002             9,102                   9,444
 7/31/2002             8,562                   8,708
 8/31/2002             8,842                   8,765
 9/30/2002             7,794                   7,812
10/31/2002             8,064                   8,500
11/30/2002             8,216                   9,000
12/31/2002             8,077                   8,471
 1/31/2003             8,066                   8,249
 2/28/2003             7,981                   8,126
 3/31/2003             7,779                   8,205
 4/30/2003             8,450                   8,880
 5/31/2003             8,994                   9,348
 6/30/2003             8,994                   9,467
 7/31/2003             9,356                   9,634
 8/31/2003             9,356                   9,822
 9/30/2003             9,366                   9,718
10/31/2003            10,251                  10,268
11/30/2003            10,515                  10,358
12/31/2003            10,687                  10,901
 1/31/2004            10,891                  11,101
 2/29/2004            11,202                  11,256
 3/31/2004            11,009                  11,086
 4/30/2004            10,461                  10,912
 5/31/2004            10,977                  11,062
 6/30/2004            10,955                  11,277
 7/31/2004            10,902                  10,903
 8/31/2004            11,256                  10,948
 9/30/2004            11,320                  11,066
10/31/2004            11,492                  11,235
11/30/2004            11,846                  11,690
12/31/2004            12,154                  12,088
 1/31/2005            11,681                  11,793
 2/28/2005            11,505                  12,041
 3/31/2005            11,186                  11,828

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------
                           INVESTOR CLASS               ADVISOR CLASS           A-CLASS           C-CLASS
                             (04/01/98)                  (04/01/98)            (09/01/04)       (03/30/01)
--------------------------------------------------------------------------------------------------------------
                       ONE     FIVE     SINCE      ONE     FIVE     SINCE        SINCE        ONE      SINCE
                      YEAR     YEAR   INCEPTION   YEAR     YEAR   INCEPTION    INCEPTION      YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------
BANKING FUND          1.61%   8.88%     1.62%     1.17%   8.15%     0.99%       -0.95%       0.35%     6.52%
S&P 500 INDEX         6.69%  -3.16%     2.43%     6.69%  -3.16%     2.43%        7.84%       6.69%     2.11%
--------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                BANKING FUND

OTHER                                           6%
COMMERCIAL BANKS                               52%
THRIFTS & MORTGAGE FINANCE                     42%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 1, 1998
Advisor Class                        April 1, 1998
A-Class                          September 1, 2004
C-Class                             March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Wachovia Corp.                                4.8%
J.P. Morgan Chase & Co.                       4.7%
Bank of America Corp.                         4.3%
Fannie Mae                                    3.9%
Freddie Mac                                   3.9%
Washington Mutual, Inc.                       3.7%
Fifth Third Bancorp                           3.3%
BB&T Corp.                                    3.2%
Golden West Financial Corp.                   3.1%
National City Corp.                           3.1%
--------------------------------------------------
Top Ten Total                                38.0%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT      See Notes to Financial Statements.

--------------------------------------------------------------------------------

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Inception: April 1, 1998

Basic materials companies sharply outgained the S&P 500 Index during the period, as a maturing economic recovery and overseas demand for products helped boost the sector. Strong demand for raw materials by China was unabated, and steady growth in the U.S. economy propelled basic materials companies. Construction materials and chemical companies led the way, while makers of paper and forest products were the laggards, gaining only slightly. Rydex Basic Materials Fund Investor Class returned 20.42% during the year.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             BASIC MATERIALS FUND
   DATE            C-CLASS          S&P 500 INDEX
   ----      --------------------   -------------
  5/3/2001         10,000               10,000
 5/31/2001         10,389               10,072
 6/30/2001          9,909                9,826
 7/31/2001          9,870                9,730
 8/31/2001          9,818                9,121
 9/30/2001          8,703                8,384
10/31/2001          8,846                8,544
11/30/2001          9,802                9,199
12/31/2001          9,657                9,280
 1/31/2002          9,723                9,145
 2/28/2002         10,169                8,968
 3/31/2002         10,510                9,306
 4/30/2002          9,959                8,741
 5/31/2002         10,353                8,677
 6/30/2002         10,038                8,059
 7/31/2002          8,844                7,431
 8/31/2002          8,818                7,479
 9/30/2002          7,610                6,667
10/31/2002          7,833                7,253
11/30/2002          8,609                7,680
12/31/2002          8,254                7,229
 1/31/2003          7,781                7,040
 2/28/2003          7,479                6,934
 3/31/2003          7,387                7,001
 4/30/2003          8,009                7,578
 5/31/2003          8,416                7,977
 6/30/2003          8,473                8,079
 7/31/2003          8,920                8,222
 8/31/2003          9,253                8,382
 9/30/2003          8,925                8,293
10/31/2003          9,722                8,762
11/30/2003          9,938                8,839
12/31/2003         10,850                9,303
 1/31/2004         10,467                9,473
 2/29/2004         10,952                9,605
 3/31/2004         10,877                9,460
 4/30/2004         10,401                9,312
 5/31/2004         10,626                9,439
 6/30/2004         11,379                9,623
 7/31/2004         11,044                9,305
 8/31/2004         11,203                9,342
 9/30/2004         11,785                9,443
10/31/2004         11,582                9,588
11/30/2004         12,750                9,976
12/31/2004         12,953               10,315
 1/31/2005         12,525               10,064
 2/28/2005         13,437               10,275
 3/31/2005         12,975               10,093

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             BASIC MATERIALS FUND
   DATE        INVESTOR CLASS       S&P 500 INDEX
   ----      --------------------   -------------
  4/1/1998         10,000               10,000
 4/30/1998         10,280               10,041
 5/31/1998          9,800                9,869
 6/30/1998          9,330               10,269
 7/31/1998          8,440               10,160
 8/31/1998          7,370                8,691
 9/30/1998          7,760                9,248
10/31/1998          8,040               10,000
11/30/1998          8,150               10,606
12/31/1998          7,810               11,217
 1/31/1999          7,570               11,687
 2/28/1999          7,610               11,323
 3/31/1999          7,750               11,776
 4/30/1999          9,620               12,232
 5/31/1999          8,840               11,943
 6/30/1999          9,210               12,606
 7/31/1999          9,160               12,213
 8/31/1999          8,730               12,152
 9/30/1999          8,420               11,819
10/31/1999          8,630               12,567
11/30/1999          8,540               12,823
12/31/1999          9,520               13,578
 1/31/2000          8,240               12,896
 2/29/2000          7,430               12,651
 3/31/2000          7,970               13,889
 4/30/2000          7,690               13,471
 5/31/2000          7,410               13,195
 6/30/2000          6,730               13,520
 7/31/2000          6,770               13,309
 8/31/2000          6,840               14,135
 9/30/2000          6,060               13,389
10/31/2000          6,680               13,333
11/30/2000          6,560               12,281
12/31/2000          7,550               12,342
 1/31/2001          7,340               12,779
 2/28/2001          7,380               11,614
 3/31/2001          7,010               10,878
 4/30/2001          7,740               11,724
 5/31/2001          8,020               11,802
 6/30/2001          7,660               11,515
 7/31/2001          7,630               11,402
 8/31/2001          7,610               10,688
 9/30/2001          6,740                9,825
10/31/2001          6,870               10,012
11/30/2001          7,607               10,780
12/31/2001          7,516               10,875
 1/31/2002          7,577               10,716
 2/28/2002          7,921               10,509
 3/31/2002          8,194               10,905
 4/30/2002          7,769               10,243
 5/31/2002          8,093               10,168
 6/30/2002          7,850                9,444
 7/31/2002          6,929                8,708
 8/31/2002          6,909                8,765
 9/30/2002          5,968                7,812
10/31/2002          6,150                8,500
11/30/2002          6,759                9,000
12/31/2002          6,495                8,471
 1/31/2003          6,120                8,249
 2/28/2003          5,897                8,126
 3/31/2003          5,816                8,205
 4/30/2003          6,309                8,880
 5/31/2003          6,637                9,348
 6/30/2003          6,688                9,467
 7/31/2003          7,042                9,634
 8/31/2003          7,313                9,822
 9/30/2003          7,056                9,718
10/31/2003          7,698               10,268
11/30/2003          7,874               10,358
12/31/2003          8,608               10,901
 1/31/2004          8,313               11,101
 2/29/2004          8,700               11,256
 3/31/2004          8,649               11,086
 4/30/2004          8,275               10,912
 5/31/2004          8,459               11,062
 6/30/2004          9,067               11,277
 7/31/2004          8,808               10,903
 8/31/2004          8,944               10,948
 9/30/2004          9,417               11,066
10/31/2004          9,257               11,235
11/30/2004         10,201               11,690
12/31/2004         10,374               12,088
 1/31/2005         10,042               11,793
 2/28/2005         10,779               12,041
 3/31/2005         10,415               11,828

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------
                           INVESTOR CLASS               ADVISOR CLASS           A-CLASS           C-CLASS
                             (04/01/98)                  (04/14/98)            (09/01/04)       (05/03/01)
--------------------------------------------------------------------------------------------------------------
                       ONE     FIVE     SINCE      ONE     FIVE     SINCE        SINCE        ONE      SINCE
                      YEAR     YEAR   INCEPTION   YEAR     YEAR   INCEPTION    INCEPTION      YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND  20.42%   5.50%    0.58%     19.84%   5.00%    -0.61%       15.66%      19.29%    6.89%
S&P 500 INDEX          6.69%  -3.16%    2.43%      6.69%  -3.16%     2.33%        7.84%       6.69%    0.24%
--------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

             BASIC MATERIALS FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CHEMICALS                                      42%
METALS & MINING                                28%
PAPER & FOREST PRODUCTS                        12%
CONTAINERS & PACKAGING                         12%
OTHER                                           6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 1, 1998
Advisor Class                       April 14, 1998
A-Class                          September 1, 2004
C-Class                                May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Dow Chemical Co.                              3.8%
International Paper Co.                       3.7%
Praxair, Inc.                                 3.0%
Alcoa, Inc.                                   2.8%
EI Du Pont de Nemours & Co.                   2.7%
International Flavors & Fragrances, Inc.      2.5%
Air Products & Chemicals, Inc.                2.5%
Valspar Corp.                                 2.4%
Monsanto Co.                                  2.3%
Louisiana-Pacific Corp.                       2.3%
--------------------------------------------------
Top Ten Total                                28.0%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

Inception: April 1, 1998

After holding up well in the previous three quarters, biotechnology firms fell precipitously in the first quarter of 2005. The most disappointing news came from Biogen, which announced a voluntary suspension of its multiple sclerosis product, Tysabri, after it caused significant adverse events in two patients. Cell Therapeutics also made headlines with disappointing clinical trials. Many other biotechnology companies sold off in sympathy, and the group sustained losses in each of the first three months of the year. For the year ended March 31, 2005, shares of Rydex Biotechnology Fund Investor Class fell by 14.45%.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              BIOTECHNOLOGY FUND
   DATE            C-CLASS           S&P 500 INDEX
   ----       ------------------     -------------
 3/30/2001         10,000               10,000
 3/31/2001         10,000               10,000
 4/30/2001         11,436               10,778
 5/31/2001         12,101               10,850
 6/30/2001         12,415               10,586
 7/31/2001         10,993               10,482
 8/31/2001         11,099                9,826
 9/30/2001          9,594                9,032
10/31/2001         11,025                9,204
11/30/2001         12,022                9,910
12/31/2001         11,357                9,997
 1/31/2002          9,709                9,851
 2/28/2002          9,229                9,661
 3/31/2002          9,538               10,025
 4/30/2002          8,038                9,417
 5/31/2002          7,198                9,348
 6/30/2002          6,325                8,682
 7/31/2002          6,399                8,005
 8/31/2002          6,122                8,058
 9/30/2002          5,863                7,182
10/31/2002          6,385                7,814
11/30/2002          6,856                8,274
12/31/2002          6,117                7,788
 1/31/2003          5,974                7,584
 2/28/2003          5,877                7,470
 3/31/2003          6,219                7,543
 4/30/2003          6,874                8,164
 5/31/2003          8,093                8,594
 6/30/2003          7,872                8,704
 7/31/2003          8,597                8,857
 8/31/2003          8,444                9,030
 9/30/2003          8,430                8,934
10/31/2003          8,435                9,439
11/30/2003          8,518                9,522
12/31/2003          8,860               10,022
 1/31/2004          9,298               10,206
 2/29/2004          9,340               10,347
 3/31/2004          9,197               10,191
 4/30/2004          9,298               10,031
 5/31/2004          9,044               10,169
 6/30/2004          9,012               10,367
 7/31/2004          8,098               10,024
 8/31/2004          8,130               10,064
 9/30/2004          8,509               10,173
10/31/2004          8,172               10,329
11/30/2004          8,486               10,747
12/31/2004          8,934               11,112
 1/31/2005          8,463               10,841
 2/28/2005          8,135               11,069
 3/31/2005          7,789               10,873

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             BIOTECHNOLOGY FUND
   DATE        INVESTOR CLASS        S&P 500 INDEX
   ----      ------------------      -------------
  4/1/1998         10,000               10,000
 4/30/1998          9,750               10,041
 5/31/1998          9,300                9,869
 6/30/1998          9,090               10,269
 7/31/1998          9,220               10,160
 8/31/1998          7,250                8,691
 9/30/1998          9,020                9,248
10/31/1998          9,650               10,000
11/30/1998          9,940               10,606
12/31/1998         11,830               11,217
 1/31/1999         12,690               11,687
 2/28/1999         11,860               11,323
 3/31/1999         12,810               11,776
 4/30/1999         12,080               12,232
 5/31/1999         13,020               11,943
 6/30/1999         13,700               12,606
 7/31/1999         15,640               12,213
 8/31/1999         17,150               12,152
 9/30/1999         15,860               11,819
10/31/1999         16,190               12,567
11/30/1999         17,922               12,823
12/31/1999         23,215               13,578
 1/31/2000         27,174               12,896
 2/29/2000         39,483               12,651
 3/31/2000         28,948               13,889
 4/30/2000         24,859               13,471
 5/31/2000         23,937               13,195
 6/30/2000         32,126               13,520
 7/31/2000         29,369               13,309
 8/31/2000         36,155               14,135
 9/30/2000         34,822               13,389
10/31/2000         32,838               13,333
11/30/2000         28,227               12,281
12/31/2000         29,861               12,342
 1/31/2001         28,237               12,779
 2/28/2001         26,693               11,614
 3/31/2001         21,711               10,878
 4/30/2001         24,839               11,724
 5/31/2001         26,302               11,802
 6/30/2001         27,014               11,515
 7/31/2001         23,947               11,402
 8/31/2001         24,197               10,688
 9/30/2001         20,929                9,825
10/31/2001         24,067               10,012
11/30/2001         26,262               10,780
12/31/2001         24,839               10,875
 1/31/2002         21,250               10,716
 2/28/2002         20,208               10,509
 3/31/2002         20,909               10,905
 4/30/2002         17,632               10,243
 5/31/2002         15,797               10,168
 6/30/2002         13,903                9,444
 7/31/2002         14,073                8,708
 8/31/2002         13,482                8,765
 9/30/2002         12,921                7,812
10/31/2002         14,083                8,500
11/30/2002         15,136                9,000
12/31/2002         13,522                8,471
 1/31/2003         13,221                8,249
 2/28/2003         13,011                8,126
 3/31/2003         13,783                8,205
 4/30/2003         15,246                8,880
 5/31/2003         17,972                9,348
 6/30/2003         17,491                9,467
 7/31/2003         19,115                9,634
 8/31/2003         18,804                9,822
 9/30/2003         18,794                9,718
10/31/2003         18,814               10,268
11/30/2003         19,025               10,358
12/31/2003         19,797               10,901
 1/31/2004         20,799               11,101
 2/29/2004         20,909               11,256
 3/31/2004         20,609               11,086
 4/30/2004         20,849               10,912
 5/31/2004         20,308               11,062
 6/30/2004         20,238               11,277
 7/31/2004         18,203               10,903
 8/31/2004         18,293               10,948
 9/30/2004         19,155               11,066
10/31/2004         18,414               11,235
11/30/2004         19,145               11,690
12/31/2004         20,168               12,088
 1/31/2005         19,115               11,793
 2/28/2005         18,393               12,041
 3/31/2005         17,632               11,828

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

-------------------------------------------------------------------------------------------------------------------
                           INVESTOR CLASS                   ADVISOR CLASS           A-CLASS           C-CLASS
                             (04/01/98)                      (04/01/98)            (09/01/04)       (03/30/01)
-------------------------------------------------------------------------------------------------------------------
                       ONE     FIVE     SINCE        ONE       FIVE     SINCE        SINCE        ONE      SINCE
                      YEAR     YEAR   INCEPTION     YEAR       YEAR   INCEPTION    INCEPTION      YEAR   INCEPTION
-------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND    -14.45% -9.44%    8.44%     -14.85%     -9.89%    7.83%        -5.37%      -15.31%   -6.05%
S&P 500 INDEX           6.69% -3.16%    2.43%       6.69%     -3.16%    2.43%         7.84%        6.69%    2.11%
-------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               BIOTECHNOLOGY FUND

BIOTECHNOLOGY                                  99%
HEALTH CARE EQUIPMENT & SUPPLIES                1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 1, 1998
Advisor Class                        April 1, 1998
A-Class                          September 1, 2004
C-Class                             March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Amgen, Inc.                                  10.9%
Genentech, Inc.                               8.8%
Gilead Sciences, Inc.                         5.7%
Genzyme Corp.                                 5.5%
Biogen Idec, Inc.                             4.7%
Medimmune, Inc.                               3.9%
Applera Corp. - Applied
  Biosystems Group                            3.3%
Invitrogen Corp.                              3.2%
Charles River Laboratories
  International, Inc.                         3.1%
Affymetrix, Inc.                              3.0%
--------------------------------------------------
Top Ten Total                                52.1%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Inception: July 6, 1998

Rydex Consumer Products Fund Investor Class returned 6.40% for the 12-month period ending March 31, 2005, roughly in line with the S&P 500 Index's return of 6.69%. The tobacco industry--which benefited from a resolution of the Department of Justice's $280 billion racketeering case--was the strongest group in the sector, while makers of personal products, food and household products all posted smaller gains. In general, consumer product companies all benefited from expanding valuations as the economy reached a state of stable economic expansion, and investors sought firms that have historically performed well within such an environment. Beverage makers were the laggards of the sector, suffering modest losses during the year. Concerns about the health detriments of soda products and weaker-than-expected sales volume weighed heavily on the group.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             CONSUMER PRODUCTS FUND
   DATE            C-CLASS             S&P 500 INDEX
   ----      ----------------------    -------------
 7/24/2001          10,000               10,000
 7/31/2001          10,179               10,339
 8/31/2001          10,481                9,692
 9/30/2001          10,193                8,909
10/31/2001          10,220                9,079
11/30/2001          10,533                9,776
12/31/2001          10,602                9,861
 1/31/2002          10,685                9,717
 2/28/2002          11,085                9,530
 3/31/2002          11,457                9,888
 4/30/2002          11,595                9,289
 5/31/2002          11,692                9,220
 6/30/2002          11,044                8,564
 7/31/2002          10,520                7,896
 8/31/2002          10,644                7,948
 9/30/2002           9,761                7,084
10/31/2002          10,313                7,708
11/30/2002          10,305                8,161
12/31/2002          10,124                7,682
 1/31/2003           9,764                7,481
 2/28/2003           9,473                7,368
 3/31/2003           9,486                7,440
 4/30/2003          10,004                8,053
 5/31/2003          10,735                8,477
 6/30/2003          10,901                8,585
 7/31/2003          10,915                8,737
 8/31/2003          11,132                8,907
 9/30/2003          11,206                8,812
10/31/2003          11,641                9,311
11/30/2003          11,967                9,393
12/31/2003          12,185                9,885
 1/31/2004          12,403               10,067
 2/29/2004          12,861               10,207
 3/31/2004          12,935               10,053
 4/30/2004          13,135                9,895
 5/31/2004          13,028               10,031
 6/30/2004          13,338               10,226
 7/31/2004          12,421                9,887
 8/31/2004          12,616                9,927
 9/30/2004          12,264               10,035
10/31/2004          12,403               10,188
11/30/2004          13,086               10,600
12/31/2004          13,665               10,961
 1/31/2005          13,772               10,694
 2/28/2005          13,809               10,919
 3/31/2005          13,646               10,726

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             CONSUMER PRODUCTS FUND
   DATE          INVESTOR CLASS      S&P 500 INDEX
   ----      ----------------------  -------------
  7/6/1998         10,000               10,000
 7/31/1998          9,040                9,691
 8/31/1998          7,710                8,290
 9/30/1998          7,370                8,821
10/31/1998          8,490                9,539
11/30/1998          8,840               10,117
12/31/1998          9,270               10,700
 1/31/1999          9,450               11,147
 2/28/1999          9,240               10,801
 3/31/1999          9,710               11,233
 4/30/1999          9,838               11,668
 5/31/1999          9,454               11,392
 6/30/1999          9,548               12,025
 7/31/1999          9,382               11,649
 8/31/1999          9,039               11,591
 9/30/1999          8,199               11,274
10/31/1999          9,008               11,987
11/30/1999          8,863               12,231
12/31/1999          9,485               12,951
 1/31/2000          8,531               12,300
 2/29/2000          7,534               12,068
 3/31/2000          7,846               13,248
 4/30/2000          7,991               12,850
 5/31/2000          7,877               12,586
 6/30/2000          7,711               12,896
 7/31/2000          7,462               12,695
 8/31/2000          7,555               13,483
 9/30/2000          7,316               12,771
10/31/2000          7,949               12,717
11/30/2000          7,908               11,715
12/31/2000          8,261               11,772
 1/31/2001          8,167               12,190
 2/28/2001          7,908               11,078
 3/31/2001          7,451               10,376
 4/30/2001          7,628               11,183
 5/31/2001          7,866               11,258
 6/30/2001          7,649               10,984
 7/31/2001          7,680               10,876
 8/31/2001          7,918               10,195
 9/30/2001          7,711                9,371
10/31/2001          7,732                9,550
11/30/2001          7,958               10,283
12/31/2001          8,030               10,373
 1/31/2002          8,093               10,221
 2/28/2002          8,405               10,024
 3/31/2002          8,696               10,401
 4/30/2002          8,800                9,771
 5/31/2002          8,883                9,699
 6/30/2002          8,405                9,008
 7/31/2002          8,010                8,306
 8/31/2002          8,114                8,360
 9/30/2002          7,448                7,452
10/31/2002          7,874                8,107
11/30/2002          7,879                8,585
12/31/2002          7,743                8,080
 1/31/2003          7,471                7,869
 2/28/2003          7,261                7,751
 3/31/2003          7,272                7,826
 4/30/2003          7,673                8,471
 5/31/2003          8,241                8,917
 6/30/2003          8,377                9,031
 7/31/2003          8,391                9,190
 8/31/2003          8,569                9,369
 9/30/2003          8,639                9,269
10/31/2003          8,981                9,794
11/30/2003          9,241                9,880
12/31/2003          9,419               10,398
 1/31/2004          9,594               10,589
 2/29/2004          9,957               10,736
 3/31/2004         10,024               10,574
 4/30/2004         10,188               10,408
 5/31/2004         10,111               10,551
 6/30/2004         10,359               10,756
 7/31/2004          9,657               10,400
 8/31/2004          9,818               10,442
 9/30/2004          9,548               10,555
10/31/2004          9,664               10,717
11/30/2004         10,204               11,150
12/31/2004         10,669               11,530
 1/31/2005         10,763               11,249
 2/28/2005         10,798               11,485
 3/31/2005         10,683               11,282

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------
                             INVESTOR CLASS               ADVISOR CLASS           A-CLASS         C-CLASS
                               (07/06/98)                  (08/17/98)            (09/01/04)      (07/24/01)
--------------------------------------------------------------------------------------------------------------
                          ONE    FIVE     SINCE      ONE     FIVE     SINCE        SINCE      ONE      SINCE
                         YEAR    YEAR   INCEPTION   YEAR     YEAR   INCEPTION    INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND   6.40%    6.37%    0.99%     6.02%    5.91%    2.64%        8.33%     5.82%     8.80%
S&P 500 INDEX            6.69%   -3.16%    1.81%     6.69%   -3.16%    2.83%        7.84%     6.69%     1.92%
--------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

              CONSUMER PRODUCTS FUND

FOOD PRODUCTS                                  33%
BEVERAGES                                      18%
HOUSEHOLD PRODUCTS                             16%
FOOD & STAPLES RETAILING                       12%
PERSONAL PRODUCTS                               9%
AUTO COMPONENTS                                 7%
TOBACCO                                         3%
HEALTH CARE PROVIDERS & SERVICE                 2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                        July 6, 1998
Advisor Class                      August 17, 1998
A-Class                          September 1, 2004
C-Class                              July 24, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Altria Group, Inc.                            6.8%
Procter & Gamble Co.                          6.0%
Coca-Cola Co.                                 5.8%
PepsiCo, Inc.                                 4.9%
Anheuser-Busch Cos., Inc.                     3.9%
Kimberly-Clark Corp.                          3.6%
Colgate-Palmolive Co.                         3.6%
Sysco Corp.                                   3.2%
Archer-Daniels-Midland Co.                    3.0%
Avon Products, Inc.                           3.0%
--------------------------------------------------
Top Ten Total                                43.8%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

--------------------------------------------------------------------------------

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Inception: April 1, 1998

For the year ended March 31, 2005, the electronics sector was one of the hardest hit. Semiconductor stocks suffered from a decided lack of pricing power due to both excess capacity and international competition. Growth in demand for digital consumer products and growing use of semiconductors in the auto industry have made up for some of the slowdown in the traditional computing and wireless markets, but were not enough to keep semiconductor stocks moving in the right direction. Rydex Electronics Fund Investor Class returned -23.23% for the year. Not surprisingly, this industry group is currently witnessing a sharp decline in capital spending, which, over time, should diminish the effects of excess capacity in the future.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               ELECTRONICS FUND
   DATE            C-CLASS          S&P 500 INDEX
   ----        ----------------     -------------
 3/26/2001         10,000               10,000
 3/31/2001          8,835               10,067
 4/30/2001         11,100               10,849
 5/31/2001          9,872               10,922
 6/30/2001         10,043               10,656
 7/31/2001          9,669               10,551
 8/31/2001          9,038                9,891
 9/30/2001          6,261                9,092
10/31/2001          7,559                9,265
11/30/2001          8,729                9,976
12/31/2001          8,536               10,064
 1/31/2002          8,793                9,917
 2/28/2002          7,821                9,725
 3/31/2002          8,985               10,091
 4/30/2002          8,109                9,479
 5/31/2002          7,521                9,410
 6/30/2002          6,058                8,739
 7/31/2002          5,272                8,058
 8/31/2002          4,797                8,111
 9/30/2002          3,707                7,229
10/31/2002          4,514                7,866
11/30/2002          5,689                8,329
12/31/2002          4,290                7,839
 1/31/2003          4,081                7,634
 2/28/2003          4,380                7,520
 3/31/2003          4,231                7,593
 4/30/2003          4,765                8,218
 5/31/2003          5,588                8,651
 6/30/2003          5,353                8,761
 7/31/2003          5,865                8,916
 8/31/2003          6,859                9,090
 9/30/2003          6,213                8,993
10/31/2003          7,318                9,502
11/30/2003          7,714                9,586
12/31/2003          7,329               10,088
 1/31/2004          7,511               10,273
 2/29/2004          7,222               10,416
 3/31/2004          6,944               10,259
 4/30/2004          6,063               10,098
 5/31/2004          6,704               10,237
 6/30/2004          6,549               10,436
 7/31/2004          5,449               10,090
 8/31/2004          4,856               10,131
 9/30/2004          5,021               10,241
10/31/2004          5,379               10,397
11/30/2004          5,534               10,818
12/31/2004          5,737               11,186
 1/31/2005          5,203               10,913
 2/28/2005          5,630               11,143
 3/31/2005          5,288               10,946

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              ELECTRONICS FUND
   DATE        INVESTOR CLASS         S&P 500 INDEX
   ----       ----------------        -------------
  4/1/1998         10,000               10,000
 4/30/1998         10,260               10,041
 5/31/1998          8,880                9,869
 6/30/1998          8,850               10,269
 7/31/1998          9,050               10,160
 8/31/1998          7,350                8,691
 9/30/1998          8,300                9,248
10/31/1998          9,780               10,000
11/30/1998         11,190               10,606
12/31/1998         12,610               11,217
 1/31/1999         14,920               11,687
 2/28/1999         13,030               11,323
 3/31/1999         14,020               11,776
 4/30/1999         14,000               12,232
 5/31/1999         14,170               11,943
 6/30/1999         16,800               12,606
 7/31/1999         17,440               12,213
 8/31/1999         18,970               12,152
 9/30/1999         18,820               11,819
10/31/1999         20,800               12,567
11/30/1999         23,200               12,823
12/31/1999         27,940               13,578
 1/31/2000         29,570               12,896
 2/29/2000         38,740               12,651
 3/31/2000         40,100               13,889
 4/30/2000         39,460               13,471
 5/31/2000         34,360               13,195
 6/30/2000         38,570               13,520
 7/31/2000         37,090               13,309
 8/31/2000         42,840               14,135
 9/30/2000         34,600               13,389
10/31/2000         31,530               13,333
11/30/2000         22,960               12,281
12/31/2000         22,910               12,342
 1/31/2001         27,269               12,779
 2/28/2001         18,562               11,614
 3/31/2001         16,649               10,878
 4/30/2001         20,927               11,724
 5/31/2001         18,632               11,802
 6/30/2001         18,974               11,515
 7/31/2001         18,270               11,402
 8/31/2001         17,092               10,688
 9/30/2001         11,848                9,825
10/31/2001         14,314               10,012
11/30/2001         16,548               10,780
12/31/2001         16,196               10,875
 1/31/2002         16,699               10,716
 2/28/2002         14,857               10,509
 3/31/2002         17,072               10,905
 4/30/2002         15,421               10,243
 5/31/2002         14,324               10,168
 6/30/2002         11,546                9,444
 7/31/2002         10,056                8,708
 8/31/2002          9,160                8,765
 9/30/2002          7,086                7,812
10/31/2002          8,637                8,500
11/30/2002         10,901                9,000
12/31/2002          8,234                8,471
 1/31/2003          7,831                8,249
 2/28/2003          8,415                8,126
 3/31/2003          8,133                8,205
 4/30/2003          9,170                8,880
 5/31/2003         10,781                9,348
 6/30/2003         10,328                9,467
 7/31/2003         11,324                9,634
 8/31/2003         13,257                9,822
 9/30/2003         12,029                9,718
10/31/2003         14,183               10,268
11/30/2003         14,958               10,358
12/31/2003         14,223               10,901
 1/31/2004         14,596               11,101
 2/29/2004         14,042               11,256
 3/31/2004         13,519               11,086
 4/30/2004         11,807               10,912
 5/31/2004         13,076               11,062
 6/30/2004         12,774               11,277
 7/31/2004         10,640               10,903
 8/31/2004          9,482               10,948
 9/30/2004          9,814               11,066
10/31/2004         10,529               11,235
11/30/2004         10,841               11,690
12/31/2004         11,244               12,088
 1/31/2005         10,197               11,793
 2/28/2005         11,052               12,041
 3/31/2005         10,378               11,828

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

---------------------------------------------------------------------------------------------------------------
                           INVESTOR CLASS               ADVISOR CLASS           A-CLASS           C-CLASS
                             (04/01/98)                  (04/02/98)            (09/01/04)       (03/26/01)
---------------------------------------------------------------------------------------------------------------
                        ONE    FIVE     SINCE      ONE     FIVE     SINCE        SINCE        ONE      SINCE
                       YEAR    YEAR   INCEPTION   YEAR     YEAR   INCEPTION    INCEPTION      YEAR   INCEPTION
---------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND     -23.23% -23.69%   0.53%     -23.58% -24.06%   0.05%        8.03%       -23.85%   -14.68%
S&P 500 INDEX          6.69%  -3.16%   2.43%       6.69%  -3.16%   2.27%        7.84%         6.69%     2.28%
---------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                ELECTRONICS FUND

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT       96%
MEDIA                                           2%
METALS & MINING                                 2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 1, 1998
Advisor Class                        April 2, 1998
A-Class                          September 1, 2004
C-Class                             March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Intel Corp.                                  12.2%
Texas Instruments, Inc.                       6.7%
Applied Materials, Inc.                       4.8%
Analog Devices, Inc.                          3.2%
Broadcom Corp. - Class A                      2.9%
Maxim Integrated Products, Inc.               2.8%
KLA-Tencor Corp.                              2.8%
Xilinx, Inc.                                  2.7%
National Semiconductor Corp.                  2.6%
Micron Technology, Inc.                       2.5%
--------------------------------------------------
Top Ten Total                                43.2%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

Inception: April 21, 1998

The energy sector was the best performer in the S&P 500 Index over the past 12 months. Rydex Energy Fund Investor Class was up 43.43% for the year ending March 31, 2005, as many of the Fund's holdings benefited handsomely from crude oil prices, which rose about 50% during the period. The main drivers of higher crude prices were increased global demand and tighter supply. Rapid growth in China, as well as continued recovery in the U.S., has fueled the increase in demand. Supply has become constrained as it becomes harder and more expensive to find and extract new sources of oil. Moreover, the new sources are frequently in countries with high geopolitical risk. The three-to-five-million-barrel-a-day supply cushion that existed prior to 2003 has shrunk to about one million barrels a day, and many industry experts see even higher oil prices to come.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 ENERGY FUND
   DATE            C-CLASS           S&P 500 INDEX
   ----          -----------         -------------
 4/19/2001         10,000               10,000
 4/30/2001         10,581                9,968
 5/31/2001         10,472               10,035
 6/30/2001          9,621                9,790
 7/31/2001          9,461                9,694
 8/31/2001          9,191                9,087
 9/30/2001          8,441                8,353
10/31/2001          8,753                8,513
11/30/2001          8,347                9,166
12/31/2001          8,840                9,246
 1/31/2002          8,449                9,111
 2/28/2002          8,695                8,935
 3/31/2002          9,478                9,271
 4/30/2002          9,163                8,709
 5/31/2002          8,781                8,645
 6/30/2002          8,474                8,029
 7/31/2002          7,368                7,403
 8/31/2002          7,504                7,452
 9/30/2002          6,900                6,642
10/31/2002          7,266                7,227
11/30/2002          7,476                7,652
12/31/2002          7,595                7,203
 1/31/2003          7,339                7,014
 2/28/2003          7,433                6,909
 3/31/2003          7,348                6,976
 4/30/2003          7,424                7,550
 5/31/2003          8,301                7,948
 6/30/2003          8,225                8,050
 7/31/2003          7,825                8,191
 8/31/2003          8,242                8,351
 9/30/2003          8,055                8,263
10/31/2003          8,199                8,730
11/30/2003          8,304                8,807
12/31/2003          9,329                9,269
 1/31/2004          9,440                9,439
 2/29/2004          9,935                9,570
 3/31/2004          9,910                9,426
 4/30/2004         10,115                9,278
 5/31/2004          9,978                9,405
 6/30/2004         10,627                9,588
 7/31/2004         10,909                9,270
 8/31/2004         10,653                9,308
 9/30/2004         11,669                9,409
10/31/2004         11,704                9,553
11/30/2004         12,690                9,939
12/31/2004         12,246               10,277
 1/31/2005         12,579               10,027
 2/28/2005         14,348               10,238
 3/31/2005         14,075               10,056

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  ENERGY FUND
   DATE          INVESTOR CLASS     S&P 500 INDEX
   ----          --------------     -------------
 4/21/1998         10,000               10,000
 4/30/1998          9,930                9,872
 5/31/1998          9,490                9,703
 6/30/1998          9,330               10,097
 7/31/1998          8,570                9,989
 8/31/1998          7,520                8,545
 9/30/1998          8,620                9,092
10/31/1998          8,680                9,832
11/30/1998          8,530               10,428
12/31/1998          8,350               11,029
 1/31/1999          7,760               11,490
 2/28/1999          7,700               11,133
 3/31/1999          8,990               11,578
 4/30/1999         10,190               12,027
 5/31/1999          9,860               11,743
 6/30/1999         10,070               12,394
 7/31/1999         10,290               12,007
 8/31/1999         10,470               11,948
 9/30/1999          9,970               11,620
10/31/1999          9,790               12,356
11/30/1999          9,850               12,607
12/31/1999          9,910               13,349
 1/31/2000          9,830               12,679
 2/29/2000          9,570               12,439
 3/31/2000         10,870               13,655
 4/30/2000         10,730               13,245
 5/31/2000         11,730               12,973
 6/30/2000         11,130               13,293
 7/31/2000         10,850               13,085
 8/31/2000         12,100               13,898
 9/30/2000         12,210               13,164
10/31/2000         11,590               13,108
11/30/2000         10,750               12,075
12/31/2000         12,170               12,134
 1/31/2001         11,590               12,564
 2/28/2001         11,580               11,419
 3/31/2001         11,430               10,695
 4/30/2001         12,560               11,527
 5/31/2001         12,440               11,604
 6/30/2001         11,450               11,321
 7/31/2001         11,260               11,210
 8/31/2001         10,950               10,508
 9/30/2001         10,060                9,660
10/31/2001         10,450                9,844
11/30/2001          9,967               10,599
12/31/2001         10,573               10,692
 1/31/2002         10,119               10,536
 2/28/2002         10,422               10,333
 3/31/2002         11,371               10,721
 4/30/2002         10,997               10,071
 5/31/2002         10,553                9,997
 6/30/2002         10,200                9,285
 7/31/2002          8,877                8,561
 8/31/2002          9,048                8,617
 9/30/2002          8,321                7,681
10/31/2002          8,766                8,357
11/30/2002          9,024                8,849
12/31/2002          9,176                8,329
 1/31/2003          8,873                8,111
 2/28/2003          8,994                7,989
 3/31/2003          8,893                8,067
 4/30/2003          8,994                8,731
 5/31/2003         10,055                9,191
 6/30/2003          9,974                9,308
 7/31/2003          9,499                9,472
 8/31/2003         10,005                9,657
 9/30/2003          9,792                9,554
10/31/2003          9,984               10,095
11/30/2003         10,108               10,184
12/31/2003         11,375               10,718
 1/31/2004         11,528               10,915
 2/29/2004         12,126               11,066
 3/31/2004         12,105               10,899
 4/30/2004         12,369               10,728
 5/31/2004         12,207               10,875
 6/30/2004         13,008               11,087
 7/31/2004         13,373               10,720
 8/31/2004         13,058               10,763
 9/30/2004         14,326               10,880
10/31/2004         14,376               11,046
11/30/2004         15,598               11,493
12/31/2004         15,071               11,884
 1/31/2005         15,487               11,595
 2/28/2005         17,688               11,839
 3/31/2005         17,363               11,629

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------
                           INVESTOR CLASS               ADVISOR CLASS           A-CLASS           C-CLASS
                             (04/21/98)                  (05/05/98)            (09/01/04)       (04/19/01)
--------------------------------------------------------------------------------------------------------------
                        ONE    FIVE     SINCE      ONE     FIVE     SINCE        SINCE        ONE      SINCE
                       YEAR    YEAR   INCEPTION   YEAR     YEAR   INCEPTION    INCEPTION      YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------
ENERGY FUND            43.43%   9.82%    8.27%     42.60%   9.27%    7.78%        30.46%      42.03%     9.04%
S&P 500 INDEX           6.69%  -3.16%    2.20%      6.69%  -3.16%    2.35%         7.84%       6.69%     0.14%
--------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   ENERGY FUND

OIL & GAS                                      73%
ENERGY EQUIPMENT & SERVICES                    25%
ELECTRONIC EQUIPMENT & INSTRUMENTS              2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                      April 21, 1998
Advisor Class                          May 5, 1998
A-Class                          September 1, 2004
C-Class                             April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Exxon Mobil Corp.                             7.2%
BP PLC - SP ADR                               5.2%
Total SA - SP ADR                             4.2%
ChevronTexaco Corp.                           3.8%
Royal Dutch Petroleum Co.                     3.7%
ConocoPhillips                                3.6%
Shell Transport & Trading  Co. PLC - SP ADR   3.3%
Devon Energy Corp.                            2.2%
Amerada Hess Corp.                            2.1%
Occidental Petroleum Corp.                    2.1%
--------------------------------------------------
Top Ten Total                                37.4%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

Inception: April 1, 1998

Rydex Energy Services Fund Investor Class was up 38.55% for the 12 months ending March 31, 2005. With crude oil prices rising about 50% over the past 12 months, integrated oil companies and exploration and production companies have increased their spending on drilling activities. The energy services industry has been a direct beneficiary of this increased spending. Worldwide rig count was 8.5% higher in January 2005 than the previous January. Moreover, there have been significant increases in the "dayrates" charged for using rigs. The broad energy sector, which includes the energy services industry, was the best performer in the S&P 500 Index over the past year.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              ENERGY SERVICES
   DATE        FUND C-CLASS        S&P 500 INDEX
   ----       ---------------       -------------
 3/30/2001         10,000               10,000
 3/31/2001         10,000               10,000
 4/30/2001         11,418               10,778
 5/31/2001         10,967               10,850
 6/30/2001          8,736               10,586
 7/31/2001          8,044               10,482
 8/31/2001          7,022                9,826
 9/30/2001          6,033                9,032
10/31/2001          7,165                9,204
11/30/2001          6,890                9,910
12/31/2001          7,385                9,997
 1/31/2002          7,055                9,851
 2/28/2002          7,374                9,661
 3/31/2002          8,143               10,025
 4/30/2002          8,264                9,417
 5/31/2002          8,055                9,348
 6/30/2002          7,110                8,682
 7/31/2002          6,143                8,005
 8/31/2002          6,308                8,058
 9/30/2002          5,780                7,182
10/31/2002          6,220                7,814
11/30/2002          6,593                8,274
12/31/2002          6,538                7,788
 1/31/2003          6,242                7,584
 2/28/2003          6,560                7,470
 3/31/2003          6,242                7,543
 4/30/2003          6,300                8,164
 5/31/2003          7,344                8,594
 6/30/2003          6,901                8,704
 7/31/2003          6,330                8,857
 8/31/2003          6,784                9,030
 9/30/2003          6,348                8,934
10/31/2003          6,308                9,439
11/30/2003          6,278                9,522
12/31/2003          7,051               10,022
 1/31/2004          7,516               10,206
 2/29/2004          7,982               10,347
 3/31/2004          7,736               10,191
 4/30/2004          7,725               10,031
 5/31/2004          7,421               10,169
 6/30/2004          8,092               10,367
 7/31/2004          8,388               10,024
 8/31/2004          8,231               10,064
 9/30/2004          9,132               10,173
10/31/2004          8,905               10,329
11/30/2004          9,571               10,747
12/31/2004          9,407               11,112
 1/31/2005          9,777               10,841
 2/28/2005         10,835               11,069
 3/31/2005         10,615               10,873


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             ENERGY SERVICES FUND
   DATE         INVESTOR CLASS         S&P 500 INDEX
   ----      -------------------       -------------
  4/1/1998         10,000                 10,000
 4/30/1998         10,240                 10,041
 5/31/1998          9,300                  9,869
 6/30/1998          8,360                 10,269
 7/31/1998          6,660                 10,160
 8/31/1998          4,550                  8,691
 9/30/1998          5,420                  9,248
10/31/1998          6,190                 10,000
11/30/1998          4,770                 10,606
12/31/1998          4,840                 11,217
 1/31/1999          4,610                 11,687
 2/28/1999          4,360                 11,323
 3/31/1999          6,020                 11,776
 4/30/1999          6,810                 12,232
 5/31/1999          6,450                 11,943
 6/30/1999          6,940                 12,606
 7/31/1999          7,090                 12,213
 8/31/1999          7,480                 12,152
 9/30/1999          6,740                 11,819
10/31/1999          6,440                 12,567
11/30/1999          6,530                 12,823
12/31/1999          7,010                 13,578
 1/31/2000          6,900                 12,896
 2/29/2000          8,030                 12,651
 3/31/2000          9,310                 13,889
 4/30/2000          9,240                 13,471
 5/31/2000          9,960                 13,195
 6/30/2000          9,650                 13,520
 7/31/2000          9,230                 13,309
 8/31/2000         10,670                 14,135
 9/30/2000         10,410                 13,389
10/31/2000          9,110                 13,333
11/30/2000          7,800                 12,281
12/31/2000          9,910                 12,342
 1/31/2001         10,050                 12,779
 2/28/2001          9,810                 11,614
 3/31/2001          9,100                 10,878
 4/30/2001         10,390                 11,724
 5/31/2001         10,000                 11,802
 6/30/2001          7,970                 11,515
 7/31/2001          7,340                 11,402
 8/31/2001          6,420                 10,688
 9/30/2001          5,510                  9,825
10/31/2001          6,550                 10,012
11/30/2001          6,300                 10,780
12/31/2001          6,760                 10,875
 1/31/2002          6,480                 10,716
 2/28/2002          6,780                 10,509
 3/31/2002          7,490                 10,905
 4/30/2002          7,610                 10,243
 5/31/2002          7,420                 10,168
 6/30/2002          6,560                  9,444
 7/31/2002          5,670                  8,708
 8/31/2002          5,820                  8,765
 9/30/2002          5,350                  7,812
10/31/2002          5,750                  8,500
11/30/2002          6,100                  9,000
12/31/2002          6,060                  8,471
 1/31/2003          5,780                  8,249
 2/28/2003          6,080                  8,126
 3/31/2003          5,790                  8,205
 4/30/2003          5,847                  8,880
 5/31/2003          6,823                  9,348
 6/30/2003          6,417                  9,467
 7/31/2003          5,890                  9,634
 8/31/2003          6,320                  9,822
 9/30/2003          5,917                  9,718
10/31/2003          5,883                 10,268
11/30/2003          5,863                 10,358
12/31/2003          6,587                 10,901
 1/31/2004          7,030                 11,101
 2/29/2004          7,467                 11,256
 3/31/2004          7,247                 11,086
 4/30/2004          7,243                 10,912
 5/31/2004          6,960                 11,062
 6/30/2004          7,600                 11,277
 7/31/2004          7,887                 10,903
 8/31/2004          7,747                 10,948
 9/30/2004          8,597                 11,066
10/31/2004          8,390                 11,235
11/30/2004          9,023                 11,690
12/31/2004          8,873                 12,088
 1/31/2005          9,230                 11,793
 2/28/2005         10,240                 12,041
 3/31/2005         10,040                 11,828

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------
                           INVESTOR CLASS               ADVISOR CLASS           A-CLASS           C-CLASS
                             (04/01/98)                  (04/02/98)            (09/01/04)       (03/30/01)
--------------------------------------------------------------------------------------------------------------
                        ONE    FIVE     SINCE      ONE     FIVE     SINCE        SINCE        ONE      SINCE
                       YEAR    YEAR   INCEPTION   YEAR     YEAR   INCEPTION    INCEPTION      YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND   38.55%   1.52%    0.06%     37.91%   1.07%    -0.18%       26.19%      37.22%    1.50%
S&P 500 INDEX           6.69%  -3.16%    2.43%      6.69%  -3.16%     2.27%        7.84%       6.69%    2.11%
--------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               ENERGY SERVICES FUND

ENERGY EQUIPMENT & SERVICES                    94%
ELECTRONIC EQUIPMENT & INSTRUMENTS              6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 1, 1998
Advisor Class                        April 2, 1998
A-Class                          September 1, 2004
C-Class                             March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Schlumberger Ltd.                             7.6%
Halliburton Co.                               6.7%
National Oilwell Varco, Inc.                  6.0%
Weatherford International Ltd.                5.1%
Baker Hughes, Inc.                            4.9%
Transocean, Inc.                              4.6%
BJ Services Co.                               4.5%
Diamond Offshore Drilling                     3.8%
Nabors Industries Ltd.                        3.7%
Cooper Cameron Corp.                          3.6%
--------------------------------------------------
Top Ten Total                                50.5%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector.

Inception: April 2, 1998

While still very low, fed fund rates increased from 1% to 2.75% during the year, causing a slump in the shares of many financial services companies. For the first time in three years, the sector underperformed the S&P 500 Index. Real estate investment trusts, consumer finance companies and commercial banks were the strongest industries in the financial services sector. Insurance and reinsurance brokers, as well as diversified financial services, thrifts and mortgage financers--which were hurt the most by rising rates--didn't fare as well and contributed to a lackluster year. Rydex Financial Services Fund Investor Class returned 3.46%, trailing the S&P 500 Index's 6.69% performance.

                           CUMULATIVE FUND PERFORMANCE

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

           FINANCIAL SERVICES FUND
   DATE            C-CLASS            S&P 500 INDEX
   ----    -----------------------    -----------
 4/19/2001         10,000               10,000
 4/30/2001          9,837                9,968
 5/31/2001         10,153               10,035
 6/30/2001         10,057                9,790
 7/31/2001          9,885                9,694
 8/31/2001          9,273                9,087
 9/30/2001          8,757                8,353
10/31/2001          8,403                8,513
11/30/2001          9,025                9,166
12/31/2001          9,295                9,246
 1/31/2002          9,228                9,111
 2/28/2002          9,209                8,935
 3/31/2002          9,798                9,271
 4/30/2002          9,721                8,709
 5/31/2002          9,721                8,645
 6/30/2002          9,218                8,029
 7/31/2002          8,368                7,403
 8/31/2002          8,522                7,452
 9/30/2002          7,402                6,642
10/31/2002          7,769                7,227
11/30/2002          8,037                7,652
12/31/2002          7,766                7,203
 1/31/2003          7,640                7,014
 2/28/2003          7,407                6,909
 3/31/2003          7,330                6,976
 4/30/2003          8,056                7,550
 5/31/2003          8,560                7,948
 6/30/2003          8,579                8,050
 7/31/2003          8,947                8,191
 8/31/2003          8,918                8,351
 9/30/2003          8,937                8,263
10/31/2003          9,538                8,730
11/30/2003          9,655                8,807
12/31/2003          9,985                9,269
 1/31/2004         10,355                9,439
 2/29/2004         10,685                9,570
 3/31/2004         10,539                9,426
 4/30/2004         10,005                9,278
 5/31/2004         10,287                9,405
 6/30/2004         10,335                9,588
 7/31/2004         10,044                9,270
 8/31/2004         10,394                9,308
 9/30/2004         10,491                9,409
10/31/2004         10,666                9,553
11/30/2004         11,158                9,939
12/31/2004         11,588               10,277
 1/31/2005         11,089               10,027
 2/28/2005         11,138               10,238
 3/31/2005         10,776               10,056

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             FINANCIAL SERVICES FUND
   DATE          INVESTOR CLASS        S&P 500 INDEX
   ----      -----------------------   -------------
  4/2/1998         10,000                 10,000
 4/30/1998         10,020                  9,935
 5/31/1998          9,770                  9,764
 6/30/1998         10,170                 10,161
 7/31/1998         10,190                 10,053
 8/31/1998          7,730                  8,599
 9/30/1998          7,760                  9,150
10/31/1998          8,700                  9,894
11/30/1998          9,220                 10,494
12/31/1998          9,380                 11,099
 1/31/1999          9,570                 11,563
 2/28/1999          9,650                 11,204
 3/31/1999          9,990                 11,652
 4/30/1999         10,550                 12,103
 5/31/1999          9,970                 11,817
 6/30/1999         10,370                 12,473
 7/31/1999          9,680                 12,084
 8/31/1999          9,210                 12,024
 9/30/1999          8,620                 11,694
10/31/1999          9,980                 12,434
11/30/1999          9,494                 12,687
12/31/1999          9,243                 13,434
 1/31/2000          8,903                 12,759
 2/29/2000          8,001                 12,518
 3/31/2000          9,494                 13,742
 4/30/2000          9,083                 13,329
 5/31/2000          9,604                 13,055
 6/30/2000          9,093                 13,377
 7/31/2000          9,874                 13,168
 8/31/2000         10,906                 13,986
 9/30/2000         11,166                 13,248
10/31/2000         11,066                 13,192
11/30/2000         10,305                 12,152
12/31/2000         11,256                 12,211
 1/31/2001         11,186                 12,644
 2/28/2001         10,395                 11,491
 3/31/2001         10,014                 10,763
 4/30/2001         10,305                 11,600
 5/31/2001         10,645                 11,678
 6/30/2001         10,555                 11,393
 7/31/2001         10,375                 11,281
 8/31/2001          9,744                 10,575
 9/30/2001          9,213                  9,721
10/31/2001          8,853                  9,906
11/30/2001          9,504                 10,666
12/31/2001          9,797                 10,760
 1/31/2002          9,736                 10,603
 2/28/2002          9,726                 10,398
 3/31/2002         10,354                 10,789
 4/30/2002         10,283                 10,135
 5/31/2002         10,283                 10,061
 6/30/2002          9,757                  9,344
 7/31/2002          8,876                  8,615
 8/31/2002          9,048                  8,672
 9/30/2002          7,844                  7,730
10/31/2002          8,239                  8,410
11/30/2002          8,529                  8,905
12/31/2002          8,235                  8,382
 1/31/2003          8,104                  8,162
 2/28/2003          7,870                  8,040
 3/31/2003          7,769                  8,118
 4/30/2003          8,560                  8,786
 5/31/2003          9,097                  9,249
 6/30/2003          9,118                  9,367
 7/31/2003          9,534                  9,533
 8/31/2003          9,503                  9,718
 9/30/2003          9,534                  9,615
10/31/2003         10,183                 10,159
11/30/2003         10,315                 10,249
12/31/2003         10,682                 10,786
 1/31/2004         11,089                 10,984
 2/29/2004         11,446                 11,137
 3/31/2004         11,293                 10,969
 4/30/2004         10,743                 10,796
 5/31/2004         11,059                 10,945
 6/30/2004         11,120                 11,158
 7/31/2004         10,814                 10,788
 8/31/2004         11,191                 10,832
 9/30/2004         11,303                 10,949
10/31/2004         11,517                 11,116
11/30/2004         12,052                 11,566
12/31/2004         12,524                 11,960
 1/31/2005         12,001                 11,668
 2/28/2005         12,063                 11,914
 3/31/2005         11,683                 11,703

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------
                            INVESTOR CLASS               ADVISOR CLASS           A-CLASS          C-CLASS
                              (04/02/98)                  (04/06/98)            (09/01/04)      (04/19/01)
--------------------------------------------------------------------------------------------------------------
                         ONE    FIVE     SINCE      ONE     FIVE     SINCE        SINCE       ONE      SINCE
                        YEAR    YEAR   INCEPTION   YEAR     YEAR   INCEPTION    INCEPTION     YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND 3.46%    4.24%    2.25%     2.88%    3.88%    1.24%        4.22%      2.24%     1.91%
S&P 500 INDEX           6.69%   -3.16%    2.27%     6.69%   -3.16%    2.26%        7.84%      6.69%     0.14%
--------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             FINANCIAL SERVICES FUND

INSURANCE                                      22%
COMMERCIAL BANKS                               18%
REAL ESTATE                                    16%
THRIFTS & MORTGAGE FINANCE                     15%
DIVERSIFIED FINANCIAL SERVICES                 10%
CAPITAL MARKETS                                 9%
CONSUMER FINANCE                                7%
BIOTECHNOLOGY                                   2%
CHEMICALS                                       1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 2, 1998
Advisor Class                        April 6, 1998
A-Class                          September 1, 2004
C-Class                             April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Citigroup, Inc.                               3.4%
American International Group, Inc.            2.9%
Wachovia Corp.                                2.6%
J.P. Morgan Chase & Co.                       2.6%
Fannie Mae                                    2.2%
American Express Co.                          2.0%
Golden West Financial Corp.                   2.0%
National City Corp.                           1.9%
Countrywide Financial Corp.                   1.9%
Bank of New York Co., Inc.                    1.8%
--------------------------------------------------
Top Ten Total                                23.3%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

--------------------------------------------------------------------------------

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

Inception: April 17, 1998

In the year ended March 31, 2005, Rydex Health Care Fund Investor Class returned 1.68%. The different industries within the sector posted vastly disparate results. Health care providers and service companies produced robust returns for investors, while the medical technology industry was relatively flat and shares of pharmaceutical and biotechnology firms fell.

      The strong performance of service providers may be attributed to the continued ability of managed care providers to push price increases through to the end customers. Hospitals got a boost by improving bad debt, volume and pricing trends. On the negative side, major pharmaceuticals lagged throughout the year due to concerns regarding the presidential election, Medicare drug benefits and drug pipelines. Just as resolution for two of these issues approached, Merck announced that several adverse events had been tied to its popular COX-2 pain medication, Vioxx. This placed a significant cloud over the industry for the remainder of the period as congressional panels convened to review the FDA's approval process and oversight of the pharmaceutical industry.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               HEALTH CARE FUND
   DATE           C-CLASS            S&P 500 INDEX
   ----        ----------------      -------------
 3/30/2001         10,000               10,000
 3/31/2001         10,000               10,000
 4/30/2001         10,276               10,778
 5/31/2001         10,409               10,850
 6/30/2001         10,107               10,586
 7/31/2001         10,418               10,482
 8/31/2001         10,053                9,826
 9/30/2001         10,036                9,032
10/31/2001         10,009                9,204
11/30/2001         10,400                9,910
12/31/2001         10,124                9,997
 1/31/2002          9,938                9,851
 2/28/2002          9,947                9,661
 3/31/2002         10,000               10,025
 4/30/2002          9,431                9,417
 5/31/2002          9,289                9,348
 6/30/2002          8,436                8,682
 7/31/2002          8,213                8,005
 8/31/2002          8,284                8,058
 9/30/2002          7,778                7,182
10/31/2002          8,089                7,814
11/30/2002          8,222                8,274
12/31/2002          8,018                7,788
 1/31/2003          8,027                7,584
 2/28/2003          7,849                7,470
 3/31/2003          8,027                7,543
 4/30/2003          8,516                8,164
 5/31/2003          9,111                8,594
 6/30/2003          9,342                8,704
 7/31/2003          9,751                8,857
 8/31/2003          9,671                9,030
 9/30/2003          9,698                8,934
10/31/2003          9,938                9,439
11/30/2003         10,178                9,522
12/31/2003         10,489               10,022
 1/31/2004         10,889               10,206
 2/29/2004         10,942               10,347
 3/31/2004         10,764               10,191
 4/30/2004         10,880               10,031
 5/31/2004         10,836               10,169
 6/30/2004         10,898               10,367
 7/31/2004         10,178               10,024
 8/31/2004         10,276               10,064
 9/30/2004         10,338               10,173
10/31/2004         10,098               10,329
11/30/2004         10,418               10,747
12/31/2004         11,031               11,112
 1/31/2005         10,711               10,841
 2/28/2005         10,942               11,069
 3/31/2005         10,836               10,873

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               HEALTH CARE FUND
   DATE         INVESTOR CLASS       S&P 500 INDEX
   ----        ----------------      -------------
 4/17/1998         10,000               10,000
 4/30/1998         10,070                9,907
 5/31/1998          9,790                9,736
 6/30/1998         10,490               10,132
 7/31/1998         10,450               10,024
 8/31/1998          9,270                8,575
 9/30/1998         10,220                9,124
10/31/1998         10,550                9,866
11/30/1998         11,080               10,464
12/31/1998         11,520               11,067
 1/31/1999         11,330               11,530
 2/28/1999         11,290               11,172
 3/31/1999         11,450               11,619
 4/30/1999         10,700               12,068
 5/31/1999         10,370               11,783
 6/30/1999         10,680               12,437
 7/31/1999         10,160               12,049
 8/31/1999         10,420               11,990
 9/30/1999          9,560               11,661
10/31/1999         10,420               12,399
11/30/1999         10,605               12,651
12/31/1999         10,015               13,396
 1/31/2000         10,475               12,723
 2/29/2000          9,755               12,482
 3/31/2000         10,255               13,703
 4/30/2000         10,745               13,291
 5/31/2000         11,056               13,018
 6/30/2000         11,986               13,339
 7/31/2000         11,476               13,130
 8/31/2000         11,696               13,946
 9/30/2000         12,116               13,210
10/31/2000         12,386               13,154
11/30/2000         12,826               12,117
12/31/2000         13,127               12,176
 1/31/2001         12,036               12,608
 2/28/2001         12,206               11,459
 3/31/2001         11,256               10,733
 4/30/2001         11,566               11,567
 5/31/2001         11,736               11,644
 6/30/2001         11,406               11,361
 7/31/2001         11,756               11,249
 8/31/2001         11,366               10,545
 9/30/2001         11,346                9,693
10/31/2001         11,326                9,878
11/30/2001         11,776               10,636
12/31/2001         11,476               10,729
 1/31/2002         11,276               10,572
 2/28/2002         11,286               10,369
 3/31/2002         11,366               10,758
 4/30/2002         10,725               10,106
 5/31/2002         10,565               10,032
 6/30/2002          9,605                9,317
 7/31/2002          9,355                8,591
 8/31/2002          9,445                8,647
 9/30/2002          8,874                7,707
10/31/2002          9,235                8,386
11/30/2002          9,405                8,879
12/31/2002          9,175                8,358
 1/31/2003          9,205                8,139
 2/28/2003          9,005                8,017
 3/31/2003          9,215                8,095
 4/30/2003          9,785                8,761
 5/31/2003         10,475                9,223
 6/30/2003         10,745                9,341
 7/31/2003         11,226                9,505
 8/31/2003         11,146                9,691
 9/30/2003         11,186                9,588
10/31/2003         11,486               10,130
11/30/2003         11,776               10,219
12/31/2003         12,146               10,755
 1/31/2004         12,616               10,953
 2/29/2004         12,686               11,105
 3/31/2004         12,506               10,937
 4/30/2004         12,646               10,766
 5/31/2004         12,596               10,913
 6/30/2004         12,686               11,126
 7/31/2004         11,856               10,757
 8/31/2004         11,976               10,801
 9/30/2004         12,056               10,918
10/31/2004         11,786               11,085
11/30/2004         12,176               11,533
12/31/2004         12,906               11,926
 1/31/2005         12,546               11,635
 2/28/2005         12,826               11,880
 3/31/2005         12,716               11,669

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------
                           INVESTOR CLASS               ADVISOR CLASS           A-CLASS           C-CLASS
                             (04/17/98)                  (05/11/98)            (09/01/04)       (03/30/01)
--------------------------------------------------------------------------------------------------------------
                        ONE    FIVE     SINCE      ONE     FIVE     SINCE        SINCE        ONE      SINCE
                       YEAR    YEAR   INCEPTION   YEAR     YEAR   INCEPTION    INCEPTION      YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND       1.68%    4.40%    3.52%     1.16%    3.89%    3.10%        5.15%       0.66%     2.03%
S&P 500 INDEX          6.69%   -3.16%    2.25%     6.69%   -3.16%    2.46%        7.84%       6.69%     2.11%
--------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 HEALTH CARE FUND

PHARMACEUTICALS                                34%
HEALTH CARE PROVIDERS & SERVICES               28%
HEALTH CARE EQUIPMENT & SUPPLIES               22%
BIOTECHNOLOGY                                  14%
HOTELS RESTAURANTS & LEISURE                    1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT        1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                      April 17, 1998
Advisor Class                         May 11, 1998
A-Class                          September 1, 2004
C-Class                             March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Pfizer, Inc.                                  7.8%
Johnson & Johnson                             6.7%
Abbott Laboratories                           4.2%
Amgen, Inc.                                   4.2%
UnitedHealth Group, Inc.                      3.6%
Bristol-Myers Squibb Co.                      3.1%
Eli Lilly & Co.                               2.7%
Aetna, Inc.                                   2.4%
Medtronic, Inc.                               2.3%
Merck & Co., Inc.                             2.3%
--------------------------------------------------
Top Ten Total                                39.3%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Inception: April 6, 2000

Tempered growth expectations and increased competition put pressure on Internet retailers during the year ending March 31, 2005. While eBay and Overstock.com had positive years, most Internet retailers did not. Amazon, Netflix and InterActive Corp. were all down at least 20% for the year. The Internet software and services industry (with companies such as Google, Yahoo!, and VeriSign) was able to outperform the S&P 500 Index, but could not sufficiently buoy the rest of the group to produce positive returns for the fund. Rydex Internet Fund Investor Class returned -9.45% for the year.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                INTERNET FUND
   DATE            C-CLASS          S&P 500 INDEX
   ----         -------------       -------------
 4/19/2001         10,000               10,000
 4/30/2001          9,489                9,968
 5/31/2001          9,399               10,035
 6/30/2001          8,906                9,790
 7/31/2001          7,891                9,694
 8/31/2001          6,330                9,087
 9/30/2001          4,923                8,353
10/31/2001          5,661                8,513
11/30/2001          6,867                9,166
12/31/2001          6,833                9,246
 1/31/2002          6,491                9,111
 2/28/2002          5,204                8,935
 3/31/2002          5,670                9,271
 4/30/2002          4,684                8,709
 5/31/2002          4,502                8,645
 6/30/2002          3,875                8,029
 7/31/2002          3,356                7,403
 8/31/2002          3,390                7,452
 9/30/2002          2,901                6,642
10/31/2002          3,582                7,227
11/30/2002          4,579                7,652
12/31/2002          3,822                7,203
 1/31/2003          3,809                7,014
 2/28/2003          3,743                6,909
 3/31/2003          3,753                6,976
 4/30/2003          4,124                7,550
 5/31/2003          4,837                7,948
 6/30/2003          4,910                8,050
 7/31/2003          5,066                8,191
 8/31/2003          5,354                8,351
 9/30/2003          5,206                8,263
10/31/2003          5,699                8,730
11/30/2003          5,843                8,807
12/31/2003          6,208                9,269
 1/31/2004          6,637                9,439
 2/29/2004          6,522                9,570
 3/31/2004          6,487                9,426
 4/30/2004          6,099                9,278
 5/31/2004          6,519                9,405
 6/30/2004          6,773                9,588
 7/31/2004          6,009                9,270
 8/31/2004          5,672                9,308
 9/30/2004          5,968                9,409
10/31/2004          6,302                9,553
11/30/2004          6,757                9,939
12/31/2004          6,942               10,277
 1/31/2005          6,266               10,027
 2/28/2005          5,861               10,238
 3/31/2005          5,816               10,056

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                INTERNET FUND
   DATE         INVESTOR CLASS       S&P 500 INDEX
   ----         --------------       -------------
  4/6/2000         10,000               10,000
 4/30/2000          8,660                9,679
 5/31/2000          7,040                9,480
 6/30/2000          7,770                9,714
 7/31/2000          7,590                9,562
 8/31/2000          8,550               10,156
 9/30/2000          7,290                9,620
10/31/2000          5,920                9,579
11/30/2000          4,120                8,824
12/31/2000          3,410                8,867
 1/31/2001          4,160                9,182
 2/28/2001          2,840                8,345
 3/31/2001          2,090                7,816
 4/30/2001          2,535                8,423
 5/31/2001          2,513                8,480
 6/30/2001          2,383                8,273
 7/31/2001          2,114                8,192
 8/31/2001          1,697                7,679
 9/30/2001          1,321                7,059
10/31/2001          1,520                7,194
11/30/2001          1,845                7,745
12/31/2001          1,837                7,813
 1/31/2002          1,746                7,699
 2/28/2002          1,401                7,551
 3/31/2002          1,528                7,835
 4/30/2002          1,263                7,360
 5/31/2002          1,215                7,305
 6/30/2002          1,047                6,785
 7/31/2002            908                6,256
 8/31/2002            918                6,297
 9/30/2002            786                5,613
10/31/2002            971                6,107
11/30/2002          1,243                6,466
12/31/2002          1,038                6,086
 1/31/2003          1,035                5,927
 2/28/2003          1,018                5,838
 3/31/2003          1,022                5,895
 4/30/2003          1,123                6,380
 5/31/2003          1,319                6,716
 6/30/2003          1,340                6,802
 7/31/2003          1,383                6,922
 8/31/2003          1,463                7,057
 9/30/2003          1,424                6,982
10/31/2003          1,560                7,377
11/30/2003          1,601                7,442
12/31/2003          1,703                7,832
 1/31/2004          1,821                7,976
 2/29/2004          1,791                8,087
 3/31/2004          1,783                7,965
 4/30/2004          1,678                7,840
 5/31/2004          1,795                7,947
 6/30/2004          1,866                8,102
 7/31/2004          1,657                7,834
 8/31/2004          1,565                7,866
 9/30/2004          1,648                7,951
10/31/2004          1,741                8,072
11/30/2004          1,869                8,399
12/31/2004          1,922                8,685
 1/31/2005          1,736                8,473
 2/28/2005          1,625                8,651
 3/31/2005          1,615                8,498

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

----------------------------------------------------------------------------------------------
                         INVESTOR CLASS      ADVISOR CLASS      A-CLASS        C-CLASS
                           (04/06/00)         (04/06/00)       (09/01/04)     (04/19/01)
----------------------------------------------------------------------------------------------
                        ONE      SINCE      ONE      SINCE       SINCE       ONE      SINCE
                       YEAR    INCEPTION   YEAR    INCEPTION   INCEPTION    YEAR     INCEPTION
----------------------------------------------------------------------------------------------
INTERNET FUND          -9.45%   -30.64%   -9.87%    -31.03%      2.61%       -10.33%  -12.83%
S&P 500 INDEX           6.69%    -3.21%    6.69%     -3.21%      7.84%         6.69%    0.14%
----------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  INTERNET FUND

OTHER                                          17%
COMMUNICATION & EQUIPMENT                      26%
INTERNET SOFTWARE & SERVICES                   23%
SOFTWARE                                       14%
INTERNET & CATALOG RETAIL                      13%
MEDIA                                           7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 6, 2000
Advisor Class                        April 6, 2000
A-Class                          September 1, 2004
C-Class                             April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Cisco Systems, Inc.                           9.0%
Yahoo!, Inc.                                  7.3%
Time Warner, Inc.                             7.0%
Qualcomm, Inc.                                5.9%
Research In Motion Ltd.                       4.6%
eBay, Inc.                                    4.4%
Amazon.Com, Inc.                              4.2%
Juniper Networks, Inc.                        4.0%
Qwest Communications International, Inc.      2.8%
Checkfree Corp.                               2.8%
--------------------------------------------------
Top Ten Total                                52.0%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

--------------------------------------------------------------------------------

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses.

Inception: April 1, 1998

Leisure companies outperformed the S&P 500 Index for the third year in a row, driven by hotels, resorts and cruise lines, and casinos and gaming. Increased business travel and an improving economy enabled hotels to increase their rates. Shares of Boyd Gaming and MGM Mirage fared especially well as their joint venture, The Borgata, continued to gain market share in Atlantic City. The Fund also benefited from a flurry of mergers and acquisitions in the gaming industry, which are expected to continue. Shares of Rydex Leisure Fund Investor Class returned 10.27% for the year ended March 31, 2005, outpacing the S&P 500 Index's return of 6.69%.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 LEISURE FUND
   DATE            C-CLASS          S&P 500 INDEX
   ----          ------------       -------------
  5/3/2001         10,000               10,000
 5/31/2001         10,300               10,072
 6/30/2001         10,228                9,826
 7/31/2001          9,462                9,730
 8/31/2001          8,449                9,121
 9/30/2001          6,546                8,384
10/31/2001          6,732                8,544
11/30/2001          7,342                9,199
12/31/2001          7,580                9,280
 1/31/2002          7,859                9,145
 2/28/2002          7,787                8,968
 3/31/2002          8,201                9,306
 4/30/2002          8,438                8,741
 5/31/2002          8,366                8,677
 6/30/2002          7,911                8,059
 7/31/2002          7,249                7,431
 8/31/2002          7,125                7,479
 9/30/2002          6,515                6,667
10/31/2002          6,494                7,253
11/30/2002          6,805                7,680
12/31/2002          6,360                7,229
 1/31/2003          6,081                7,040
 2/28/2003          5,822                6,934
 3/31/2003          6,070                7,001
 4/30/2003          6,477                7,578
 5/31/2003          6,898                7,977
 6/30/2003          7,173                8,079
 7/31/2003          7,401                8,222
 8/31/2003          7,590                8,382
 9/30/2003          7,494                8,293
10/31/2003          8,080                8,762
11/30/2003          8,283                8,839
12/31/2003          8,476                9,303
 1/31/2004          8,728                9,473
 2/29/2004          9,145                9,605
 3/31/2004          9,283                9,460
 4/30/2004          8,911                9,312
 5/31/2004          8,811                9,439
 6/30/2004          8,935                9,623
 7/31/2004          8,594                9,305
 8/31/2004          8,470                9,342
 9/30/2004          8,876                9,443
10/31/2004          9,038                9,588
11/30/2004          9,659                9,976
12/31/2004         10,334               10,315
 1/31/2005         10,131               10,064
 2/28/2005         10,114               10,275
 3/31/2005         10,131               10,093

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                LEISURE FUND
   DATE        INVESTOR CLASS        S&P 500 INDEX
   ----        --------------        -------------
  4/1/1998         10,000              10,000
 4/30/1998          9,790              10,041
 5/31/1998          9,480               9,869
 6/30/1998          9,810              10,269
 7/31/1998          9,680              10,160
 8/31/1998          8,190               8,691
 9/30/1998          8,480               9,248
10/31/1998          9,180              10,000
11/30/1998          9,840              10,606
12/31/1998         10,630              11,217
 1/31/1999         11,020              11,687
 2/28/1999         10,950              11,323
 3/31/1999         11,210              11,776
 4/30/1999         11,160              12,232
 5/31/1999         10,610              11,943
 6/30/1999         10,760              12,606
 7/31/1999         10,440              12,213
 8/31/1999          9,950              12,152
 9/30/1999          9,960              11,819
10/31/1999         10,510              12,567
11/30/1999         10,697              12,823
12/31/1999         11,626              13,578
 1/31/2000         11,272              12,896
 2/29/2000         10,657              12,651
 3/31/2000         11,202              13,889
 4/30/2000         10,798              13,471
 5/31/2000         10,657              13,195
 6/30/2000         10,697              13,520
 7/31/2000         10,425              13,309
 8/31/2000         10,788              14,135
 9/30/2000         10,354              13,389
10/31/2000         10,203              13,333
11/30/2000          9,062              12,281
12/31/2000          9,032              12,342
 1/31/2001         10,082              12,779
 2/28/2001          9,365              11,614
 3/31/2001          8,598              10,878
 4/30/2001          9,648              11,724
 5/31/2001         10,072              11,802
 6/30/2001         10,001              11,515
 7/31/2001          9,254              11,402
 8/31/2001          8,265              10,688
 9/30/2001          6,408               9,825
10/31/2001          6,620              10,012
11/30/2001          7,216              10,780
12/31/2001          7,448              10,875
 1/31/2002          7,720              10,716
 2/28/2002          7,660              10,509
 3/31/2002          8,073              10,905
 4/30/2002          8,316              10,243
 5/31/2002          8,245              10,168
 6/30/2002          7,801               9,444
 7/31/2002          7,165               8,708
 8/31/2002          7,034               8,765
 9/30/2002          6,439               7,812
10/31/2002          6,428               8,500
11/30/2002          6,741               9,000
12/31/2002          6,307               8,471
 1/31/2003          6,025               8,249
 2/28/2003          5,783               8,126
 3/31/2003          6,015               8,205
 4/30/2003          6,435               8,880
 5/31/2003          6,859               9,348
 6/30/2003          7,142               9,467
 7/31/2003          7,370               9,634
 8/31/2003          7,569               9,822
 9/30/2003          7,478               9,718
10/31/2003          8,073              10,268
11/30/2003          8,272              10,358
12/31/2003          8,474              10,901
 1/31/2004          8,733              11,101
 2/29/2004          9,157              11,256
 3/31/2004          9,305              11,086
 4/30/2004          8,935              10,912
 5/31/2004          8,844              11,062
 6/30/2004          8,975              11,277
 7/31/2004          8,638              10,903
 8/31/2004          8,524              10,948
 9/30/2004          8,941              11,066
10/31/2004          9,113              11,235
11/30/2004          9,749              11,690
12/31/2004         10,442              12,088
 1/31/2005         10,243              11,793
 2/28/2005         10,236              12,041
 3/31/2005         10,260              11,828

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

--------------------------------------------------------------------------------------------------------------
                           INVESTOR CLASS               ADVISOR CLASS           A-CLASS           C-CLASS
                             (04/01/98)                  (06/03/98)            (09/01/04)       (05/03/01)
--------------------------------------------------------------------------------------------------------------
                        ONE    FIVE     SINCE      ONE     FIVE     SINCE        SINCE        ONE      SINCE
                       YEAR    YEAR   INCEPTION   YEAR     YEAR   INCEPTION    INCEPTION      YEAR   INCEPTION
--------------------------------------------------------------------------------------------------------------
LEISURE FUND           10.27%  -1.74%    0.37%     9.72%   -2.22%    0.80%        19.32%      9.13%     0.33%
S&P 500 INDEX           6.69%  -3.16%    2.43%     6.69%   -3.16%    2.80%         7.84%      6.69%     0.24%
--------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   LEISURE FUND

HOTELS RESTAURANTS & LEISURE                   57%
MEDIA                                          25%
LEISURE EQUIPMENT & PRODUCTS                   13%
SOFTWARE                                        4%
CHEMICALS                                       1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 1, 1998
Advisor Class                         June 3, 1998
A-Class                          September 1, 2004
C-Class                                May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
News Corp. - Class A                          8.0%
Time Warner, Inc.                             6.4%
Viacom, Inc. - Class B                        5.7%
McDonald's Corp.                              5.0%
Walt Disney Co.                               4.6%
Starbucks Corp.                               3.8%
Hilton Hotels Corp.                           3.1%
Darden Restaurants, Inc.                      2.8%
International Game Technology, Inc.           2.7%
Marriott International, Inc. - Class A        2.7%
--------------------------------------------------
Top Ten Total                                44.8%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRECIOUS METALS FUND

OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Inception: December 1, 1993

Precious metals stocks lost ground during the year ended March 31, 2005, and trailed the broader S&P 500 Index by a wide margin. After a weak start, gold stocks posted a strong rally into late November 2004 due to concerns over the dollar's weakness. However, as the dollar and the equities market gained strength, the price of gold and precious metals stocks began to fall back once again. Rydex Precious Metals Fund Investor Class returned -19.58% during the year.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              PRECIOUS METALS FUND
   DATE            C-CLASS           S&P 500 INDEX
   ----       --------------------   -------------
 4/27/2001         10,000               10,000
 4/30/2001          9,922                9,971
 5/31/2001         10,211               10,038
 6/30/2001          9,922                9,794
 7/31/2001          9,574                9,698
 8/31/2001         10,171                9,090
 9/30/2001         10,524                8,356
10/31/2001         10,220                8,516
11/30/2001         10,020                9,169
12/31/2001         10,345                9,249
 1/31/2002         11,737                9,114
 2/28/2002         12,699                8,939
 3/31/2002         13,675                9,275
 4/30/2002         14,124                8,712
 5/31/2002         16,448                8,648
 6/30/2002         14,159                8,032
 7/31/2002         11,909                7,406
 8/31/2002         13,804                7,455
 9/30/2002         13,557                6,644
10/31/2002         12,506                7,229
11/30/2002         12,580                7,655
12/31/2002         15,195                7,205
 1/31/2003         15,032                7,016
 2/28/2003         14,026                6,911
 3/31/2003         13,000                6,978
 4/30/2003         12,694                7,553
 5/31/2003         14,193                7,951
 6/30/2003         14,795                8,052
 7/31/2003         15,466                8,194
 8/31/2003         17,390                8,354
 9/30/2003         17,075                8,265
10/31/2003         18,407                8,733
11/30/2003         21,357                8,810
12/31/2003         21,396                9,272
 1/31/2004         18,944                9,442
 2/29/2004         19,950                9,573
 3/31/2004         21,297                9,429
 4/30/2004         15,939                9,281
 5/31/2004         17,527                9,408
 6/30/2004         16,782                9,591
 7/31/2004         16,531                9,274
 8/31/2004         17,814                9,311
 9/30/2004         19,699                9,412
10/31/2004         19,442                9,556
11/30/2004         19,916                9,943
12/31/2004         18,199               10,281
 1/31/2005         16,896               10,030
 2/28/2005         18,110               10,241
 3/31/2005         16,960               10,060

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             PRECIOUS METALS FUND
   DATE         INVESTOR CLASS      S&P 500 INDEX
   ----      --------------------   -------------
 12/1/1993         10,000               10,000
12/31/1993         10,660               10,118
 3/31/1994         10,030                9,734
 6/30/1994          8,340                9,775
 9/30/1994          9,520               10,253
12/31/1994          7,948               10,252
 3/31/1995          8,854               11,250
 6/30/1995          8,805               12,324
 9/30/1995          9,107               13,303
12/31/1995          8,865               14,104
 3/31/1996         10,570               14,861
 6/30/1996          9,138               15,528
 9/30/1996          8,553               16,008
12/31/1996          8,633               17,342
 3/31/1997          7,705               17,807
 6/30/1997          7,060               20,916
 9/30/1997          8,028               22,482
12/31/1997          5,386               23,128
 3/31/1998          5,870               26,354
 6/30/1998          5,083               27,225
 9/30/1998          5,285               24,516
12/31/1998          4,609               29,738
 3/31/1999          4,226               31,219
 6/30/1999          4,730               33,420
 9/30/1999          5,386               31,333
12/31/1999          4,609               35,995
 3/31/2000          3,792               36,820
 6/30/2000          3,921               35,842
 9/30/2000          3,522               35,495
12/31/2000          3,605               32,718
 3/31/2001          3,576               28,839
 6/30/2001          4,087               30,527
 9/30/2001          4,343               26,046
12/31/2001          4,277               28,829
 3/31/2002          5,667               28,908
 6/30/2002          5,880               25,035
 9/30/2002          5,644               20,710
12/31/2002          6,341               22,458
 3/31/2003          5,439               21,751
 6/30/2003          6,207               25,099
 9/30/2003          7,182               25,763
12/31/2003          9,024               28,900
 3/31/2004          9,004               29,389
 6/30/2004          7,112               29,895
 9/30/2004          8,370               29,337
12/31/2004          7,750               32,045
 3/31/2005          7,240               31,356

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

----------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS                ADVISOR CLASS        A-CLASS         C-CLASS
                                  (12/01/93)                    (08/01/03)       (09/01/04)      (04/27/01)
----------------------------------------------------------------------------------------------------------------
                        ONE    FIVE      TEN      SINCE      ONE       SINCE        SINCE       ONE      SINCE
                       YEAR    YEAR     YEAR    INCEPTION   YEAR     INCEPTION    INCEPTION    YEAR    INCEPTION
----------------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND   -19.58% 13.81%   -1.99%   -2.81%     -19.92%     6.85%      -4.97%      -20.37% 14.40%
S&P 500 INDEX            6.69% -3.16%   10.79%   10.61%       6.69%    13.81%       7.84%        6.69%  0.15%
----------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               PRECIOUS METALS FUND

MATERIALS                                     100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                    December 1, 1993
Advisor Class                       August 1, 2003
A-Class                          September 1, 2004
C-Class                             April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Newmont Mining Corp.                         13.8%
Freeport-McMoRan Copper & Gold,
 Inc. - Class B                               9.3%
Barrick Gold Corp.                            6.6%
Placer Dome, Inc.                             5.4%
AngloGold Ashanti Ltd. - SP ADR               5.0%
Gold Fields Ltd. - SP ADR                     4.8%
Goldcorp, Inc.                                4.6%
Harmony Gold Mining Co. Ltd. - SP ADR         4.3%
Wheaton River Minerals Ltd.                   3.9%
Pan American Silver Corp.                     3.6%
--------------------------------------------------
Top Ten Total                                61.3%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

--------------------------------------------------------------------------------

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs").

Inception: February 20, 2004

Since the end of 1999, real estate investment trusts (REITs) have easily outperformed the broader stock market. More recently, historically high valuations have resulted in a diminished upside potential in the minds of many REIT investors. During the year ended March 31, 2005, robust consumer consumption resulted in strong store sales, helping provide stability in the commercial renting and leasing area. Still, the looming threat of interest rate increases in the near future weighed heavily in other areas and provided challenges for Rydex Real Estate Fund. For the year, the H-Class of the Fund gained 5.06%, while the S&P 500 Index rose 6.69%.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               REAL ESTATE FUND
   DATE            C-CLASS          S&P 500 INDEX
   ----        ----------------     -------------
 2/20/2004         10,000               10,000
 2/21/2004         10,000               10,000
 2/22/2004         10,000               10,000
 2/23/2004         10,000                9,973
 2/24/2004         10,020                9,957
 2/25/2004         10,100                9,998
 2/26/2004         10,076               10,012
 2/27/2004         10,092               10,012
 2/28/2004         10,092               10,012
 2/29/2004         10,092               10,012
  3/1/2004         10,212               10,109
  3/2/2004         10,284               10,049
  3/3/2004         10,336               10,069
  3/4/2004         10,380               10,103
  3/5/2004         10,436               10,120
  3/6/2004         10,436               10,120
  3/7/2004         10,436               10,120
  3/8/2004         10,424               10,036
  3/9/2004         10,420                9,979
 3/10/2004         10,288                9,834
 3/11/2004         10,168                9,687
 3/12/2004         10,288                9,807
 3/13/2004         10,288                9,807
 3/14/2004         10,288                9,807
 3/15/2004         10,208                9,667
 3/16/2004         10,232                9,722
 3/17/2004         10,396                9,837
 3/18/2004         10,448                9,824
 3/19/2004         10,460                9,714
 3/20/2004         10,460                9,714
 3/21/2004         10,460                9,714
 3/22/2004         10,408                9,589
 3/23/2004         10,460                9,576
 3/24/2004         10,368                9,553
 3/25/2004         10,492                9,709
 3/26/2004         10,392                9,700
 3/27/2004         10,392                9,700
 3/28/2004         10,392                9,700
 3/29/2004         10,468                9,827
 3/30/2004         10,564                9,867
 3/31/2004         10,652                9,861
  4/1/2004         10,744                9,914
  4/2/2004         10,640                9,999
  4/3/2004         10,640                9,999
  4/4/2004         10,640                9,999
  4/5/2004         10,244               10,075
  4/6/2004          9,796               10,057
  4/7/2004          9,964                9,991
  4/8/2004          9,768                9,980
  4/9/2004          9,768                9,980
 4/10/2004          9,768                9,980
 4/11/2004          9,768                9,980
 4/12/2004          9,272               10,032
 4/13/2004          9,192                9,895
 4/14/2004          9,088                9,884
 4/15/2004          9,284                9,890
 4/16/2004          9,380                9,940
 4/17/2004          9,380                9,940
 4/18/2004          9,380                9,940
 4/19/2004          9,432                9,951
 4/20/2004          9,108                9,796
 4/21/2004          9,140                9,849
 4/22/2004          9,272                9,988
 4/23/2004          9,184                9,994
 4/24/2004          9,184                9,994
 4/25/2004          9,184                9,994
 4/26/2004          9,224                9,950
 4/27/2004          9,300                9,972
 4/28/2004          9,224                9,836
 4/29/2004          9,100                9,764
 4/30/2004          9,048                9,706
  5/1/2004          9,048                9,706
  5/2/2004          9,048                9,706
  5/3/2004          9,184                9,796
  5/4/2004          9,256                9,814
  5/5/2004          9,164                9,833
  5/6/2004          9,156                9,768
  5/7/2004          8,808                9,634
  5/8/2004          8,808                9,634
  5/9/2004          8,808                9,634
 5/10/2004          8,696                9,532
 5/11/2004          8,776                9,607
 5/12/2004          8,788                9,627
 5/13/2004          8,788                9,620
 5/14/2004          8,876                9,614
 5/15/2004          8,876                9,614
 5/16/2004          8,876                9,614
 5/17/2004          8,932                9,514
 5/18/2004          9,096                9,579
 5/19/2004          8,888                9,556
 5/20/2004          9,064                9,560
 5/21/2004          9,064                9,599
 5/22/2004          9,064                9,599
 5/23/2004          9,064                9,599
 5/24/2004          9,156                9,615
 5/25/2004          9,336                9,770
 5/26/2004          9,476                9,788
 5/27/2004          9,516                9,845
 5/28/2004          9,608                9,840
 5/29/2004          9,608                9,840
 5/30/2004          9,608                9,840
 5/31/2004          9,608                9,840
  6/1/2004          9,504                9,844
  6/2/2004          9,632                9,881
  6/3/2004          9,564                9,808
  6/4/2004          9,576                9,859
  6/5/2004          9,576                9,859
  6/6/2004          9,576                9,859
  6/7/2004          9,660               10,017
  6/8/2004          9,648               10,033
  6/9/2004          9,596                9,939
 6/10/2004          9,568                9,984
 6/11/2004          9,568                9,984
 6/12/2004          9,568                9,984
 6/13/2004          9,568                9,984
 6/14/2004          9,400                9,889
 6/15/2004          9,584                9,948
 6/16/2004          9,628                9,962
 6/17/2004          9,696                9,948
 6/18/2004          9,744                9,975
 6/19/2004          9,744                9,975
 6/20/2004          9,744                9,975
 6/21/2004          9,852                9,933
 6/22/2004          9,832                9,970
 6/23/2004          9,896               10,054
 6/24/2004          9,872               10,026
 6/25/2004          9,944                9,972
 6/26/2004          9,944                9,972
 6/27/2004          9,944                9,972
 6/28/2004          9,988                9,964
 6/29/2004          9,780                9,989
 6/30/2004          9,904               10,031
  7/1/2004          9,912                9,928
  7/2/2004         10,112                9,897
  7/3/2004         10,112                9,897
  7/4/2004         10,112                9,897
  7/5/2004         10,112                9,897
  7/6/2004         10,076                9,816
  7/7/2004         10,180                9,837
  7/8/2004         10,012                9,757
  7/9/2004         10,020                9,790
 7/10/2004         10,020                9,790
 7/11/2004         10,020                9,790
 7/12/2004         10,108                9,803
 7/13/2004         10,016                9,811
 7/14/2004         10,072                9,779
 7/15/2004         10,156                9,737
 7/16/2004         10,128                9,690
 7/17/2004         10,128                9,690
 7/18/2004         10,128                9,690
 7/19/2004         10,200                9,686
 7/20/2004         10,232                9,754
 7/21/2004         10,120                9,625
 7/22/2004          9,880                9,651
 7/23/2004          9,804                9,558
 7/24/2004          9,804                9,558
 7/25/2004          9,804                9,558
 7/26/2004          9,724                9,539
 7/27/2004          9,748                9,634
 7/28/2004          9,816                9,641
 7/29/2004          9,808                9,688
 7/30/2004          9,888                9,699
 7/31/2004          9,888                9,699
  8/1/2004          9,888                9,699
  8/2/2004         10,052                9,742
  8/3/2004         10,076                9,681
  8/4/2004         10,164                9,674
  8/5/2004          9,988                9,516
  8/6/2004          9,960                9,369
  8/7/2004          9,960                9,369
  8/8/2004          9,960                9,369
  8/9/2004          9,972                9,381
 8/10/2004         10,020                9,502
 8/11/2004         10,012                9,479
 8/12/2004          9,908                9,369
 8/13/2004          9,908                9,383
 8/14/2004          9,908                9,383
 8/15/2004          9,908                9,383
 8/16/2004         10,052                9,512
 8/17/2004         10,152                9,534
 8/18/2004         10,292                9,654
 8/19/2004         10,120                9,620
 8/20/2004         10,420                9,682
 8/21/2004         10,420                9,682
 8/22/2004         10,420                9,682
 8/23/2004         10,404                9,660
 8/24/2004         10,544                9,664
 8/25/2004         10,480                9,742
 8/26/2004         10,516                9,743
 8/27/2004         10,536                9,768
 8/28/2004         10,536                9,768
 8/29/2004         10,536                9,768
 8/30/2004         10,580                9,693
 8/31/2004         10,660                9,738
  9/1/2004         10,632                9,756
  9/2/2004         10,688                9,866
  9/3/2004         10,748                9,824
  9/4/2004         10,748                9,824
  9/5/2004         10,748                9,824
  9/6/2004         10,748                9,824
  9/7/2004         10,848                9,893
  9/8/2004         10,828                9,850
  9/9/2004         10,648                9,869
 9/10/2004         10,676                9,918
 9/11/2004         10,676                9,918
 9/12/2004         10,676                9,918
 9/13/2004         10,580                9,937
 9/14/2004         10,428                9,959
 9/15/2004         10,500                9,889
 9/16/2004         10,696                9,917
 9/17/2004         10,652                9,962
 9/18/2004         10,652                9,962
 9/19/2004         10,652                9,962
 9/20/2004         10,532                9,906
 9/21/2004         10,580                9,969
 9/22/2004         10,496                9,830
 9/23/2004         10,456                9,786
 9/24/2004         10,480                9,801
 9/25/2004         10,480                9,801
 9/26/2004         10,480                9,801
 9/27/2004         10,468                9,743
 9/28/2004         10,544                9,803
 9/29/2004         10,568                9,846
 9/30/2004         10,644                9,844
 10/1/2004         10,832                9,993
 10/2/2004         10,832                9,993
 10/3/2004         10,832                9,993
 10/4/2004         10,856               10,027
 10/5/2004         10,864               10,021
 10/6/2004         10,932               10,091
 10/7/2004         10,772                9,991
 10/8/2004         10,848                9,916
 10/9/2004         10,848                9,916
10/10/2004         10,848                9,916
10/11/2004         10,800                9,935
10/12/2004         10,912                9,913
10/13/2004         10,852                9,842
10/14/2004         10,944                9,750
10/15/2004         11,028                9,794
10/16/2004         11,028                9,794
10/17/2004         11,028                9,794
10/18/2004         11,092                9,845
10/19/2004         11,000                9,750
10/20/2004         10,944                9,754
10/21/2004         11,080                9,780
10/22/2004         10,964                9,685
10/23/2004         10,964                9,685
10/24/2004         10,964                9,685
10/25/2004         10,928                9,676
10/26/2004         11,104                9,820
10/27/2004         11,196                9,948
10/28/2004         11,208                9,970
10/29/2004         11,140                9,994
10/30/2004         11,140                9,994
10/31/2004         11,140                9,994
 11/1/2004         11,276                9,997
 11/2/2004         11,164                9,997
 11/3/2004         11,292               10,111
 11/4/2004         11,464               10,275
 11/5/2004         11,152               10,315
 11/6/2004         11,152               10,315
 11/7/2004         11,152               10,315
 11/8/2004         11,204               10,304
 11/9/2004         11,228               10,301
11/10/2004         11,292               10,293
11/11/2004         11,408               10,386
11/12/2004         11,664               10,482
11/13/2004         11,664               10,482
11/14/2004         11,664               10,482
11/15/2004         11,776               10,480
11/16/2004         11,660               10,407
11/17/2004         11,432               10,466
11/18/2004         11,420               10,480
11/19/2004         11,272               10,363
11/20/2004         11,272               10,363
11/21/2004         11,272               10,363
11/22/2004         11,365               10,425
11/23/2004         11,493               10,422
11/24/2004         11,634               10,466
11/25/2004         11,634               10,466
11/26/2004         11,586               10,475
11/27/2004         11,586               10,475
11/28/2004         11,586               10,475
11/29/2004         11,558               10,440
11/30/2004         11,606               10,398
 12/1/2004         11,827               10,557
 12/2/2004         11,715               10,548
 12/3/2004         11,883               10,556
 12/4/2004         11,883               10,556
 12/5/2004         11,883               10,556
 12/6/2004         11,940               10,548
 12/7/2004         11,743               10,431
 12/8/2004         11,803               10,485
 12/9/2004         11,875               10,542
12/10/2004         11,960               10,531
12/11/2004         11,960               10,531
12/12/2004         11,960               10,531
12/13/2004         11,936               10,627
12/14/2004         11,924               10,668
12/15/2004         11,984               10,690
12/16/2004         11,847               10,668
12/17/2004         11,960               10,589
12/18/2004         11,960               10,589
12/19/2004         11,960               10,589
12/20/2004         11,944               10,593
12/21/2004         12,060               10,689
12/22/2004         12,141               10,729
12/23/2004         12,040               10,734
12/24/2004         12,040               10,734
12/25/2004         12,040               10,734
12/26/2004         12,040               10,734
12/27/2004         12,016               10,688
12/28/2004         12,068               10,764
12/29/2004         12,113               10,765
12/30/2004         12,153               10,767
12/31/2004         12,125               10,752
  1/1/2005         12,125               10,752
  1/2/2005         12,125               10,752
  1/3/2005         11,972               10,665
  1/4/2005         11,815               10,542
  1/5/2005         11,381               10,504
  1/6/2005         11,465               10,544
  1/7/2005         11,449               10,529
  1/8/2005         11,449               10,529
  1/9/2005         11,449               10,529
 1/10/2005         11,425               10,565
 1/11/2005         11,296               10,501
 1/12/2005         11,244               10,544
 1/13/2005         11,288               10,453
 1/14/2005         11,385               10,516
 1/15/2005         11,385               10,516
 1/16/2005         11,385               10,516
 1/17/2005         11,385               10,516
 1/18/2005         11,534               10,618
 1/19/2005         11,570               10,518
 1/20/2005         11,485               10,436
 1/21/2005         11,497               10,369
 1/22/2005         11,497               10,369
 1/23/2005         11,497               10,369
 1/24/2005         11,393               10,333
 1/25/2005         11,188               10,374
 1/26/2005         11,212               10,425
 1/27/2005         11,103               10,430
 1/28/2005         11,152               10,402
 1/29/2005         11,152               10,402
 1/30/2005         11,152               10,402
 1/31/2005         11,143               10,490
  2/1/2005         11,224               10,563
  2/2/2005         11,345               10,597
  2/3/2005         11,324               10,571
  2/4/2005         11,509               10,688
  2/5/2005         11,509               10,688
  2/6/2005         11,509               10,688
  2/7/2005         11,457               10,677
  2/8/2005         11,493               10,684
  2/9/2005         11,534               10,595
 2/10/2005         11,582               10,640
 2/11/2005         11,654               10,716
 2/12/2005         11,654               10,716
 2/13/2005         11,654               10,716
 2/14/2005         11,662               10,725
 2/15/2005         11,694               10,761
 2/16/2005         11,759               10,765
 2/17/2005         11,735               10,680
 2/18/2005         11,626               10,687
 2/19/2005         11,626               10,687
 2/20/2005         11,626               10,687
 2/21/2005         11,626               10,687
 2/22/2005         11,324               10,532
 2/23/2005         11,300               10,592
 2/24/2005         11,288               10,679
 2/25/2005         11,493               10,780
 2/26/2005         11,493               10,780
 2/27/2005         11,493               10,780
 2/28/2005         11,389               10,711
  3/1/2005         11,509               10,772
  3/2/2005         11,453               10,772
  3/3/2005         11,513               10,776
  3/4/2005         11,727               10,880
  3/5/2005         11,727               10,880
  3/6/2005         11,727               10,880
  3/7/2005         11,795               10,909
  3/8/2005         11,702               10,857
  3/9/2005         11,365               10,748
 3/10/2005         11,457               10,768
 3/11/2005         11,308               10,689
 3/12/2005         11,308               10,689
 3/13/2005         11,308               10,689
 3/14/2005         11,465               10,750
 3/15/2005         11,429               10,669
 3/16/2005         11,312               10,584
 3/17/2005         11,409               10,603
 3/18/2005         11,316               10,598
 3/19/2005         11,316               10,598
 3/20/2005         11,316               10,598
 3/21/2005         11,252               10,546
 3/22/2005         11,075               10,439
 3/23/2005         11,007               10,446
 3/24/2005         11,059               10,436
 3/25/2005         11,059               10,436
 3/26/2005         11,059               10,436
 3/27/2005         11,059               10,436
 3/28/2005         10,999               10,462
 3/29/2005         10,991               10,384
 3/30/2005         11,139               10,528
 3/31/2005         11,115               10,521

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               REAL ESTATE FUND
   DATE            H-CLASS           S&P 500 INDEX
   ----        ----------------      -------------
 2/20/2004         10,000               10,000
 2/21/2004         10,000               10,000
 2/22/2004         10,000               10,000
 2/23/2004         10,000                9,973
 2/24/2004         10,020                9,957
 2/25/2004         10,100                9,998
 2/26/2004         10,076               10,012
 2/27/2004         10,092               10,012
 2/28/2004         10,092               10,012
 2/29/2004         10,092               10,012
  3/1/2004         10,212               10,109
  3/2/2004         10,288               10,049
  3/3/2004         10,336               10,069
  3/4/2004         10,380               10,103
  3/5/2004         10,436               10,120
  3/6/2004         10,436               10,120
  3/7/2004         10,436               10,120
  3/8/2004         10,424               10,036
  3/9/2004         10,420                9,979
 3/10/2004         10,292                9,834
 3/11/2004         10,168                9,687
 3/12/2004         10,292                9,807
 3/13/2004         10,292                9,807
 3/14/2004         10,292                9,807
 3/15/2004         10,212                9,667
 3/16/2004         10,236                9,722
 3/17/2004         10,400                9,837
 3/18/2004         10,452                9,824
 3/19/2004         10,464                9,714
 3/20/2004         10,464                9,714
 3/21/2004         10,464                9,714
 3/22/2004         10,416                9,589
 3/23/2004         10,464                9,576
 3/24/2004         10,372                9,553
 3/25/2004         10,500                9,709
 3/26/2004         10,400                9,700
 3/27/2004         10,400                9,700
 3/28/2004         10,400                9,700
 3/29/2004         10,480                9,827
 3/30/2004         10,572                9,867
 3/31/2004         10,660                9,861
  4/1/2004         10,756                9,914
  4/2/2004         10,652                9,999
  4/3/2004         10,652                9,999
  4/4/2004         10,652                9,999
  4/5/2004         10,252               10,075
  4/6/2004          9,800               10,057
  4/7/2004          9,972                9,991
  4/8/2004          9,776                9,980
  4/9/2004          9,776                9,980
 4/10/2004          9,776                9,980
 4/11/2004          9,776                9,980
 4/12/2004          9,276               10,032
 4/13/2004          9,200                9,895
 4/14/2004          9,096                9,884
 4/15/2004          9,292                9,890
 4/16/2004          9,388                9,940
 4/17/2004          9,388                9,940
 4/18/2004          9,388                9,940
 4/19/2004          9,440                9,951
 4/20/2004          9,116                9,796
 4/21/2004          9,148                9,849
 4/22/2004          9,284                9,988
 4/23/2004          9,192                9,994
 4/24/2004          9,192                9,994
 4/25/2004          9,192                9,994
 4/26/2004          9,232                9,950
 4/27/2004          9,312                9,972
 4/28/2004          9,232                9,836
 4/29/2004          9,112                9,764
 4/30/2004          9,056                9,706
  5/1/2004          9,056                9,706
  5/2/2004          9,056                9,706
  5/3/2004          9,196                9,796
  5/4/2004          9,264                9,814
  5/5/2004          9,172                9,833
  5/6/2004          9,168                9,768
  5/7/2004          8,820                9,634
  5/8/2004          8,820                9,634
  5/9/2004          8,820                9,634
 5/10/2004          8,704                9,532
 5/11/2004          8,784                9,607
 5/12/2004          8,796                9,627
 5/13/2004          8,796                9,620
 5/14/2004          8,884                9,614
 5/15/2004          8,884                9,614
 5/16/2004          8,884                9,614
 5/17/2004          8,944                9,514
 5/18/2004          9,108                9,579
 5/19/2004          8,900                9,556
 5/20/2004          9,076                9,560
 5/21/2004          9,076                9,599
 5/22/2004          9,076                9,599
 5/23/2004          9,076                9,599
 5/24/2004          9,172                9,615
 5/25/2004          9,352                9,770
 5/26/2004          9,492                9,788
 5/27/2004          9,532                9,845
 5/28/2004          9,624                9,840
 5/29/2004          9,624                9,840
 5/30/2004          9,624                9,840
 5/31/2004          9,624                9,840
  6/1/2004          9,520                9,844
  6/2/2004          9,648                9,881
  6/3/2004          9,580                9,808
  6/4/2004          9,596                9,859
  6/5/2004          9,596                9,859
  6/6/2004          9,596                9,859
  6/7/2004          9,680               10,017
  6/8/2004          9,668               10,033
  6/9/2004          9,616                9,939
 6/10/2004          9,588                9,984
 6/11/2004          9,588                9,984
 6/12/2004          9,588                9,984
 6/13/2004          9,588                9,984
 6/14/2004          9,420                9,889
 6/15/2004          9,608                9,948
 6/16/2004          9,648                9,962
 6/17/2004          9,720                9,948
 6/18/2004          9,768                9,975
 6/19/2004          9,768                9,975
 6/20/2004          9,768                9,975
 6/21/2004          9,876                9,933
 6/22/2004          9,856                9,970
 6/23/2004          9,920               10,054
 6/24/2004          9,896               10,026
 6/25/2004          9,972                9,972
 6/26/2004          9,972                9,972
 6/27/2004          9,972                9,972
 6/28/2004         10,012                9,964
 6/29/2004          9,800                9,989
 6/30/2004          9,924               10,031
  7/1/2004          9,932                9,928
  7/2/2004         10,132                9,897
  7/3/2004         10,132                9,897
  7/4/2004         10,132                9,897
  7/5/2004         10,132                9,897
  7/6/2004         10,096                9,816
  7/7/2004         10,200                9,837
  7/8/2004         10,032                9,757
  7/9/2004         10,040                9,790
 7/10/2004         10,040                9,790
 7/11/2004         10,040                9,790
 7/12/2004         10,128                9,803
 7/13/2004         10,036                9,811
 7/14/2004         10,096                9,779
 7/15/2004         10,180                9,737
 7/16/2004         10,152                9,690
 7/17/2004         10,152                9,690
 7/18/2004         10,152                9,690
 7/19/2004         10,224                9,686
 7/20/2004         10,256                9,754
 7/21/2004         10,144                9,625
 7/22/2004          9,904                9,651
 7/23/2004          9,828                9,558
 7/24/2004          9,828                9,558
 7/25/2004          9,828                9,558
 7/26/2004          9,744                9,539
 7/27/2004          9,772                9,634
 7/28/2004          9,840                9,641
 7/29/2004          9,832                9,688
 7/30/2004          9,912                9,699
 7/31/2004          9,912                9,699
  8/1/2004          9,912                9,699
  8/2/2004         10,076                9,742
  8/3/2004         10,100                9,681
  8/4/2004         10,192                9,674
  8/5/2004         10,016                9,516
  8/6/2004          9,984                9,369
  8/7/2004          9,984                9,369
  8/8/2004          9,984                9,369
  8/9/2004          9,996                9,381
 8/10/2004         10,044                9,502
 8/11/2004         10,040                9,479
 8/12/2004          9,932                9,369
 8/13/2004          9,932                9,383
 8/14/2004          9,932                9,383
 8/15/2004          9,932                9,383
 8/16/2004         10,080                9,512
 8/17/2004         10,180                9,534
 8/18/2004         10,320                9,654
 8/19/2004         10,148                9,620
 8/20/2004         10,448                9,682
 8/21/2004         10,448                9,682
 8/22/2004         10,448                9,682
 8/23/2004         10,432                9,660
 8/24/2004         10,572                9,664
 8/25/2004         10,508                9,742
 8/26/2004         10,548                9,743
 8/27/2004         10,568                9,768
 8/28/2004         10,568                9,768
 8/29/2004         10,568                9,768
 8/30/2004         10,612                9,693
 8/31/2004         10,696                9,738
  9/1/2004         10,664                9,756
  9/2/2004         10,720                9,866
  9/3/2004         10,784                9,824
  9/4/2004         10,784                9,824
  9/5/2004         10,784                9,824
  9/6/2004         10,784                9,824
  9/7/2004         10,884                9,893
  9/8/2004         10,864                9,850
  9/9/2004         10,684                9,869
 9/10/2004         10,712                9,918
 9/11/2004         10,712                9,918
 9/12/2004         10,712                9,918
 9/13/2004         10,616                9,937
 9/14/2004         10,464                9,959
 9/15/2004         10,536                9,889
 9/16/2004         10,732                9,917
 9/17/2004         10,688                9,962
 9/18/2004         10,688                9,962
 9/19/2004         10,688                9,962
 9/20/2004         10,572                9,906
 9/21/2004         10,616                9,969
 9/22/2004         10,532                9,830
 9/23/2004         10,492                9,786
 9/24/2004         10,516                9,801
 9/25/2004         10,516                9,801
 9/26/2004         10,516                9,801
 9/27/2004         10,504                9,743
 9/28/2004         10,584                9,803
 9/29/2004         10,608                9,846
 9/30/2004         10,684                9,844
 10/1/2004         10,872                9,993
 10/2/2004         10,872                9,993
 10/3/2004         10,872                9,993
 10/4/2004         10,896               10,027
 10/5/2004         10,904               10,021
 10/6/2004         10,972               10,091
 10/7/2004         10,812                9,991
 10/8/2004         10,888                9,916
 10/9/2004         10,888                9,916
10/10/2004         10,888                9,916
10/11/2004         10,840                9,935
10/12/2004         10,952                9,913
10/13/2004         10,892                9,842
10/14/2004         10,988                9,750
10/15/2004         11,072                9,794
10/16/2004         11,072                9,794
10/17/2004         11,072                9,794
10/18/2004         11,136                9,845
10/19/2004         11,044                9,750
10/20/2004         10,988                9,754
10/21/2004         11,124                9,780
10/22/2004         11,008                9,685
10/23/2004         11,008                9,685
10/24/2004         11,008                9,685
10/25/2004         10,972                9,676
10/26/2004         11,152                9,820
10/27/2004         11,244                9,948
10/28/2004         11,256                9,970
10/29/2004         11,188                9,994
10/30/2004         11,188                9,994
10/31/2004         11,188                9,994
 11/1/2004         11,324                9,997
 11/2/2004         11,212                9,997
 11/3/2004         11,344               10,111
 11/4/2004         11,516               10,275
 11/5/2004         11,204               10,315
 11/6/2004         11,204               10,315
 11/7/2004         11,204               10,315
 11/8/2004         11,252               10,304
 11/9/2004         11,276               10,301
11/10/2004         11,340               10,293
11/11/2004         11,460               10,386
11/12/2004         11,716               10,482
11/13/2004         11,716               10,482
11/14/2004         11,716               10,482
11/15/2004         11,828               10,480
11/16/2004         11,716               10,407
11/17/2004         11,484               10,466
11/18/2004         11,476               10,480
11/19/2004         11,324               10,363
11/20/2004         11,324               10,363
11/21/2004         11,324               10,363
11/22/2004         11,421               10,425
11/23/2004         11,549               10,422
11/24/2004         11,690               10,466
11/25/2004         11,690               10,466
11/26/2004         11,642               10,475
11/27/2004         11,642               10,475
11/28/2004         11,642               10,475
11/29/2004         11,614               10,440
11/30/2004         11,662               10,398
 12/1/2004         11,883               10,557
 12/2/2004         11,771               10,548
 12/3/2004         11,939               10,556
 12/4/2004         11,939               10,556
 12/5/2004         11,939               10,556
 12/6/2004         11,996               10,548
 12/7/2004         11,799               10,431
 12/8/2004         11,863               10,485
 12/9/2004         11,935               10,542
12/10/2004         12,020               10,531
12/11/2004         12,020               10,531
12/12/2004         12,020               10,531
12/13/2004         11,996               10,627
12/14/2004         11,984               10,668
12/15/2004         12,044               10,690
12/16/2004         11,907               10,668
12/17/2004         12,020               10,589
12/18/2004         12,020               10,589
12/19/2004         12,020               10,589
12/20/2004         12,004               10,593
12/21/2004         12,124               10,689
12/22/2004         12,205               10,729
12/23/2004         12,104               10,734
12/24/2004         12,104               10,734
12/25/2004         12,104               10,734
12/26/2004         12,104               10,734
12/27/2004         12,080               10,688
12/28/2004         12,132               10,764
12/29/2004         12,181               10,765
12/30/2004         12,217               10,767
12/31/2004         12,189               10,752
  1/1/2005         12,189               10,752
  1/2/2005         12,189               10,752
  1/3/2005         12,040               10,665
  1/4/2005         11,879               10,542
  1/5/2005         11,445               10,504
  1/6/2005         11,529               10,544
  1/7/2005         11,513               10,529
  1/8/2005         11,513               10,529
  1/9/2005         11,513               10,529
 1/10/2005         11,489               10,565
 1/11/2005         11,360               10,501
 1/12/2005         11,308               10,544
 1/13/2005         11,352               10,453
 1/14/2005         11,449               10,516
 1/15/2005         11,449               10,516
 1/16/2005         11,449               10,516
 1/17/2005         11,449               10,516
 1/18/2005         11,598               10,618
 1/19/2005         11,638               10,518
 1/20/2005         11,549               10,436
 1/21/2005         11,561               10,369
 1/22/2005         11,561               10,369
 1/23/2005         11,561               10,369
 1/24/2005         11,461               10,333
 1/25/2005         11,252               10,374
 1/26/2005         11,280               10,425
 1/27/2005         11,171               10,430
 1/28/2005         11,220               10,402
 1/29/2005         11,220               10,402
 1/30/2005         11,220               10,402
 1/31/2005         11,212               10,490
  2/1/2005         11,296               10,563
  2/2/2005         11,417               10,597
  2/3/2005         11,397               10,571
  2/4/2005         11,582               10,688
  2/5/2005         11,582               10,688
  2/6/2005         11,582               10,688
  2/7/2005         11,529               10,677
  2/8/2005         11,565               10,684
  2/9/2005         11,606               10,595
 2/10/2005         11,654               10,640
 2/11/2005         11,726               10,716
 2/12/2005         11,726               10,716
 2/13/2005         11,726               10,716
 2/14/2005         11,734               10,725
 2/15/2005         11,771               10,761
 2/16/2005         11,831               10,765
 2/17/2005         11,811               10,680
 2/18/2005         11,702               10,687
 2/19/2005         11,702               10,687
 2/20/2005         11,702               10,687
 2/21/2005         11,702               10,687
 2/22/2005         11,397               10,532
 2/23/2005         11,372               10,592
 2/24/2005         11,364               10,679
 2/25/2005         11,569               10,780
 2/26/2005         11,569               10,780
 2/27/2005         11,569               10,780
 2/28/2005         11,465               10,711
  3/1/2005         11,590               10,772
  3/2/2005         11,533               10,772
  3/3/2005         11,594               10,776
  3/4/2005         11,807               10,880
  3/5/2005         11,807               10,880
  3/6/2005         11,807               10,880
  3/7/2005         11,875               10,909
  3/8/2005         11,787               10,857
  3/9/2005         11,445               10,748
 3/10/2005         11,537               10,768
 3/11/2005         11,384               10,689
 3/12/2005         11,384               10,689
 3/13/2005         11,384               10,689
 3/14/2005         11,549               10,750
 3/15/2005         11,509               10,669
 3/16/2005         11,393               10,584
 3/17/2005         11,493               10,603
 3/18/2005         11,401               10,598
 3/19/2005         11,401               10,598
 3/20/2005         11,401               10,598
 3/21/2005         11,336               10,546
 3/22/2005         11,159               10,439
 3/23/2005         11,091               10,446
 3/24/2005         11,139               10,436
 3/25/2005         11,139               10,436
 3/26/2005         11,139               10,436
 3/27/2005         11,139               10,436
 3/28/2005         11,079               10,462
 3/29/2005         11,075               10,384
 3/30/2005         11,224               10,528
 3/31/2005         11,199               10,521

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

-------------------------------------------------------------------------------
                        A-CLASS             C-CLASS               H-CLASS
                      (09/01/04)          (02/20/04)             (02/20/04)
-------------------------------------------------------------------------------
                        SINCE         ONE        SINCE       ONE        SINCE
                      INCEPTION      YEAR      INCEPTION    YEAR      INCEPTION
-------------------------------------------------------------------------------
REAL ESTATE FUND        4.98%        4.35%      10.00%      5.06%      10.75%
S&P 500 INDEX           7.84%        6.69%       4.69%      6.69%       4.69%
-------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 REAL ESTATE FUND

REAL ESTATE                               100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
A-Class                          September 1, 2004
C-Class                          February 20, 2004
H-Class                          February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Realty Income Corp.                           3.5%
Equity Office Properties Trust                2.5%
Simon Property Group, Inc.                    2.4%
Equity Residential                            2.0%
Vornado Realty Trust                          1.9%
Public Storage, Inc.                          1.8%
General Growth Properties, Inc.               1.8%
Boston Properties, Inc.                       1.7%
Plum Creek Timber (REIT) Co., Inc.            1.7%
Archstone-Smith Trust                         1.6%
--------------------------------------------------
Top Ten Total                                20.9%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

Inception: April 1, 1998

Stocks in the retailing sector showed mixed results for the year ended March 31, 2005. Strong performance was seen in department stores, such as Federated, and apparel retailers, such as Limited Brands. On the other hand, Internet and catalog retailers, specialty retailers and general merchandisers such as Wal-Mart all underperformed the broad-market S&P 500 Index. As a result, Rydex Retailing Fund Investor Class produced returns of 4.77%, underperforming the S&P 500 Index's 6.69% return.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                RETAILING FUND
   DATE            C-CLASS         S&P 500 INDEX
   ----         --------------     -------------
  5/9/2001         10,000               10,000
 5/31/2001         10,225               10,014
 6/30/2001          9,794                9,770
 7/31/2001         10,225                9,674
 8/31/2001          9,391                9,068
 9/30/2001          8,399                8,336
10/31/2001          8,633                8,495
11/30/2001          9,738                9,146
12/31/2001         10,112                9,227
 1/31/2002         10,253                9,092
 2/28/2002         10,234                8,917
 3/31/2002         10,318                9,252
 4/30/2002         10,140                8,691
 5/31/2002          9,963                8,627
 6/30/2002          9,373                8,012
 7/31/2002          8,184                7,388
 8/31/2002          8,371                7,436
 9/30/2002          7,594                6,628
10/31/2002          8,099                7,212
11/30/2002          8,399                7,636
12/31/2002          7,631                7,187
 1/31/2003          7,294                6,999
 2/28/2003          7,079                6,894
 3/31/2003          7,313                6,961
 4/30/2003          8,071                7,534
 5/31/2003          8,446                7,931
 6/30/2003          8,745                8,033
 7/31/2003          9,185                8,174
 8/31/2003          9,953                8,334
 9/30/2003          9,326                8,245
10/31/2003         10,281                8,712
11/30/2003         10,431                8,788
12/31/2003         10,122                9,249
 1/31/2004         10,047                9,419
 2/29/2004         10,627                9,550
 3/31/2004         10,646                9,406
 4/30/2004         10,215                9,258
 5/31/2004         10,365                9,385
 6/30/2004         10,468                9,568
 7/31/2004          9,869                9,251
 8/31/2004          9,635                9,288
 9/30/2004          9,822                9,389
10/31/2004         10,094                9,532
11/30/2004         10,618                9,918
12/31/2004         10,964               10,256
 1/31/2005         10,674               10,006
 2/28/2005         10,787               10,216
 3/31/2005         11,049               10,035

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                RETAILING FUND
   DATE         INVESTOR CLASS      S&P 500 INDEX
   ----         --------------      -------------
  4/1/1998         10,000               10,000
 4/30/1998          9,880               10,041
 5/31/1998         10,270                9,869
 6/30/1998         10,900               10,269
 7/31/1998         10,560               10,160
 8/31/1998          9,110                8,691
 9/30/1998          9,040                9,248
10/31/1998         10,090               10,000
11/30/1998         11,180               10,606
12/31/1998         12,400               11,217
 1/31/1999         12,870               11,687
 2/28/1999         12,940               11,323
 3/31/1999         13,540               11,776
 4/30/1999         13,220               12,232
 5/31/1999         12,440               11,943
 6/30/1999         13,540               12,606
 7/31/1999         12,650               12,213
 8/31/1999         11,840               12,152
 9/30/1999         12,110               11,819
10/31/1999         12,630               12,567
11/30/1999         13,194               12,823
12/31/1999         14,001               13,578
 1/31/2000         12,105               12,896
 2/29/2000         11,691               12,651
 3/31/2000         13,335               13,889
 4/30/2000         12,498               13,471
 5/31/2000         11,792               13,195
 6/30/2000         11,197               13,520
 7/31/2000         10,944               13,309
 8/31/2000         10,380               14,135
 9/30/2000         10,682               13,389
10/31/2000         10,561               13,333
11/30/2000         10,228               12,281
12/31/2000         10,632               12,342
 1/31/2001         11,641               12,779
 2/28/2001         10,934               11,614
 3/31/2001         10,380               10,878
 4/30/2001         10,924               11,724
 5/31/2001         11,025               11,802
 6/30/2001         10,561               11,515
 7/31/2001         11,045               11,402
 8/31/2001         10,148               10,688
 9/30/2001          9,078                9,825
10/31/2001          9,341               10,012
11/30/2001         10,551               10,780
12/31/2001         10,975               10,875
 1/31/2002         11,136               10,716
 2/28/2002         11,126               10,509
 3/31/2002         11,217               10,905
 4/30/2002         11,035               10,243
 5/31/2002         10,844               10,168
 6/30/2002         10,218                9,444
 7/31/2002          8,947                8,708
 8/31/2002          9,169                8,765
 9/30/2002          8,332                7,812
10/31/2002          8,897                8,500
11/30/2002          9,240                9,000
12/31/2002          8,403                8,471
 1/31/2003          8,049                8,249
 2/28/2003          7,817                8,126
 3/31/2003          8,070                8,205
 4/30/2003          8,917                8,880
 5/31/2003          9,331                9,348
 6/30/2003          9,674                9,467
 7/31/2003         10,168                9,634
 8/31/2003         11,025                9,822
 9/30/2003         10,349                9,718
10/31/2003         11,408               10,268
11/30/2003         11,580               10,358
12/31/2003         11,247               10,901
 1/31/2004         11,176               11,101
 2/29/2004         11,822               11,256
 3/31/2004         11,842               11,086
 4/30/2004         11,388               10,912
 5/31/2004         11,560               11,062
 6/30/2004         11,691               11,277
 7/31/2004         11,025               10,903
 8/31/2004         10,773               10,948
 9/30/2004         10,985               11,066
10/31/2004         11,308               11,235
11/30/2004         11,903               11,690
12/31/2004         12,296               12,088
 1/31/2005         11,973               11,793
 2/28/2005         12,105               12,041
 3/31/2005         12,407               11,828

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

-----------------------------------------------------------------------------------------------------------------------------
                             INVESTOR CLASS                      ADVISOR CLASS              A-CLASS            C-CLASS
                               (04/01/98)                         (04/21/98)               (09/01/04)        (05/09/01)
-----------------------------------------------------------------------------------------------------------------------------
                       ONE        FIVE        SINCE       ONE        FIVE        SINCE         SINCE      ONE        SINCE
                      YEAR        YEAR      INCEPTION    YEAR        YEAR      INCEPTION     INCEPTION   YEAR      INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
RETAILING FUND        4.77%      -1.43%       3.13%      4.35%      -1.87%       2.76%        14.93%     3.78%       2.59%
S&P 500 INDEX         6.69%      -3.16%       2.43%      6.69%      -3.16%       2.20%         7.84%     6.69%       0.09%
-----------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  RETAILING FUND

OTHER                                           5%
SPECIALTY RETAIL                               52%
MULTILINE RETAIL                               21%
FOOD & STAPLES RETAILING                       13%
INTERNET & CATALOG RETAIL                       9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 1, 1998
Advisor Class                       April 21, 1998
A-Class                          September 1, 2004
C-Class                                May 9, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Wal-Mart Stores, Inc.                         5.1%
Home Depot, Inc.                              3.7%
Target Corp.                                  3.7%
Sears Holdings Corp.                          3.3%
eBay, Inc.                                    3.3%
JC Penney Holding Co., Inc.                   3.0%
Lowe's Cos., Inc.                             2.9%
Kohl's Corp.                                  2.8%
Costco Wholesale Corp.                        2.8%
Staples, Inc.                                 2.6%
--------------------------------------------------
Top Ten Total                                33.2%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

--------------------------------------------------------------------------------

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Inception: April 14, 1998

For the one-year period ending March 31, 2005, the technology sector underperformed the S&P 500 Index by a wide margin. Although shares of software companies were able to keep pace with the broad market, most chip makers suffered double-digit losses. Large amounts of capital were committed to building infrastructure in the 1990s, creating excess capacity that still exists. This excess manufacturing capacity, along with international competition, has resulted in a loss of pricing power, especially for hardware and semiconductor manufacturers. As a result, Rydex Technology Fund Investor Class returned -9.21% for the year.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               TECHNOLOGY FUND
   DATE            C-CLASS           S&P 500 INDEX
   ----        ---------------       -------------
 4/18/2001         10,000               10,000
 4/30/2001         10,196               10,094
 5/31/2001          9,663               10,161
 6/30/2001          9,602                9,914
 7/31/2001          8,907                9,816
 8/31/2001          7,719                9,202
 9/30/2001          6,100                8,459
10/31/2001          7,065                8,620
11/30/2001          8,225                9,281
12/31/2001          8,077                9,363
 1/31/2002          8,030                9,226
 2/28/2002          6,950                9,048
 3/31/2002          7,355                9,388
 4/30/2002          6,511                8,819
 5/31/2002          6,215                8,754
 6/30/2002          5,317                8,130
 7/31/2002          4,791                7,497
 8/31/2002          4,750                7,546
 9/30/2002          3,880                6,726
10/31/2002          4,791                7,318
11/30/2002          5,729                7,749
12/31/2002          4,784                7,293
 1/31/2003          4,703                7,102
 2/28/2003          4,771                6,996
 3/31/2003          4,723                7,064
 4/30/2003          5,209                7,646
 5/31/2003          5,972                8,048
 6/30/2003          5,978                8,151
 7/31/2003          6,329                8,295
 8/31/2003          6,957                8,456
 9/30/2003          6,646                8,367
10/31/2003          7,321                8,840
11/30/2003          7,449                8,918
12/31/2003          7,443                9,385
 1/31/2004          7,841                9,558
 2/29/2004          7,638                9,691
 3/31/2004          7,490                9,544
 4/30/2004          6,957                9,395
 5/31/2004          7,321                9,523
 6/30/2004          7,422                9,709
 7/31/2004          6,599                9,387
 8/31/2004          6,221                9,425
 9/30/2004          6,471                9,527
10/31/2004          6,842                9,673
11/30/2004          7,186               10,064
12/31/2004          7,389               10,407
 1/31/2005          6,910               10,153
 2/28/2005          6,950               10,367
 3/31/2005          6,748               10,183

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                TECHNOLOGY FUND
   DATE         INVESTOR CLASS        S&P 500 INDEX
   ----         ---------------       -------------
 4/14/1998         10,000               10,000
 4/30/1998         10,920                9,968
 5/31/1998         10,170                9,797
 6/30/1998         11,140               10,195
 7/31/1998         11,500               10,086
 8/31/1998          9,590                8,628
 9/30/1998         11,090                9,180
10/31/1998         11,760                9,927
11/30/1998         13,120               10,529
12/31/1998         15,340               11,136
 1/31/1999         17,910               11,601
 2/28/1999         15,740               11,241
 3/31/1999         17,020               11,690
 4/30/1999         17,400               12,143
 5/31/1999         17,010               11,856
 6/30/1999         19,020               12,514
 7/31/1999         18,810               12,124
 8/31/1999         19,810               12,064
 9/30/1999         19,900               11,733
10/31/1999         20,360               12,475
11/30/1999         22,910               12,729
12/31/1999         27,790               13,479
 1/31/2000         25,790               12,801
 2/29/2000         29,500               12,559
 3/31/2000         31,590               13,788
 4/30/2000         29,100               13,373
 5/31/2000         25,960               13,099
 6/30/2000         28,460               13,422
 7/31/2000         26,960               13,212
 8/31/2000         29,920               14,032
 9/30/2000         24,590               13,292
10/31/2000         23,290               13,235
11/30/2000         18,940               12,192
12/31/2000         17,020               12,252
 1/31/2001         19,990               12,686
 2/28/2001         15,010               11,530
 3/31/2001         12,700               10,799
 4/30/2001         15,110               11,638
 5/31/2001         14,340               11,716
 6/30/2001         14,260               11,431
 7/31/2001         13,240               11,319
 8/31/2001         11,480               10,610
 9/30/2001          9,090                9,753
10/31/2001         10,530                9,939
11/30/2001         12,270               10,702
12/31/2001         12,060               10,795
 1/31/2002         12,000               10,638
 2/28/2002         10,390               10,433
 3/31/2002         11,000               10,825
 4/30/2002          9,750               10,169
 5/31/2002          9,320               10,094
 6/30/2002          7,980                9,375
 7/31/2002          7,190                8,644
 8/31/2002          7,130                8,701
 9/30/2002          5,830                7,755
10/31/2002          7,180                8,438
11/30/2002          8,600                8,934
12/31/2002          7,190                8,410
 1/31/2003          7,080                8,189
 2/28/2003          7,190                8,066
 3/31/2003          7,110                8,145
 4/30/2003          7,840                8,816
 5/31/2003          9,030                9,280
 6/30/2003          9,040                9,398
 7/31/2003          9,580                9,564
 8/31/2003         10,550                9,751
 9/30/2003         10,090                9,647
10/31/2003         11,110               10,193
11/30/2003         11,300               10,283
12/31/2003         11,300               10,822
 1/31/2004         11,910               11,020
 2/29/2004         11,610               11,174
 3/31/2004         11,390               11,005
 4/30/2004         10,590               10,832
 5/31/2004         11,150               10,981
 6/30/2004         11,310               11,194
 7/31/2004         10,080               10,824
 8/31/2004          9,510               10,868
 9/30/2004          9,880               10,985
10/31/2004         10,450               11,153
11/30/2004         10,990               11,605
12/31/2004         11,320               11,999
 1/31/2005         10,590               11,707
 2/28/2005         10,650               11,953
 3/31/2005         10,350               11,742

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

----------------------------------------------------------------------------------------------------------------------------
                            INVESTOR CLASS                      ADVISOR CLASS               A-CLASS           C-CLASS
                              (04/14/98)                         (04/29/98)               (09/01/04)        (04/18/01)
----------------------------------------------------------------------------------------------------------------------------
                      ONE        FIVE        SINCE       ONE        FIVE        SINCE        SINCE       ONE        SINCE
                     YEAR        YEAR      INCEPTION    YEAR        YEAR      INCEPTION    INCEPTION    YEAR      INCEPTION
----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND     -9.21%     -20.00%       0.50%     -9.61%     -20.27%      -1.09%         8.05%     -9.82%     -9.48%
S&P 500 INDEX        6.69%      -3.16%       2.33%      6.69%      -3.16%       2.63%         7.84%      6.69%      0.46%
----------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 TECHNOLOGY FUND

OTHER                                           7%
SOFTWARE                                       25%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT       20%
COMPUTERS & PERIPHERALS                        18%
COMMUNICATIONS EQUIPMENT                       16%
IT SERVICES                                     9%
ELECTRONIC EQUIPMENT & INSTRUMENTS              5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                      April 14, 1998
Advisor Class                       April 29, 1998
A-Class                          September 1, 2004
C-Class                             April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Microsoft Corp.                               8.6%
Intel Corp.                                   5.9%
Cisco Systems, Inc.                           5.5%
Dell, Inc.                                    4.1%
Hewlett-Packard Co.                           3.9%
International Business Machines Corp.         3.9%
Motorola, Inc.                                3.1%
Oracle Corp.                                  3.0%
Texas Instruments, Inc.                       2.4%
Yahoo!, Inc.                                  2.3%
--------------------------------------------------
Top Ten Total                                42.7%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

Inception: April 1, 1998

The telecommunications sector did not fare well during the one-year period ending March 31, 2005. Much of the underperformance came during the first quarter of 2005. While wireless service providers held up relatively well, wireless equipment manufacturers did not. Phone makers Ericsson, Motorola and Qualcomm all suffered large double-digit losses during the quarter. No part of the sector was immune to selling pressure, as even the larger, more traditional phone service companies lost ground. During the full year period, Rydex Telecommunications Fund Investor Class posted a loss of 7.43%.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             TELECOMMUNICATIONS FUND
   DATE              C-CLASS           S&P 500 INDEX
   ----      -----------------------   -------------
 4/18/2001         10,000                 10,000
 4/30/2001         10,045                 10,094
 5/31/2001          9,008                 10,161
 6/30/2001          7,904                  9,914
 7/31/2001          7,871                  9,816
 8/31/2001          6,990                  9,202
 9/30/2001          6,878                  8,459
10/31/2001          6,633                  8,620
11/30/2001          7,072                  9,281
12/31/2001          7,028                  9,363
 1/31/2002          6,345                  9,226
 2/28/2002          5,685                  9,048
 3/31/2002          5,584                  9,388
 4/30/2002          4,689                  8,819
 5/31/2002          4,555                  8,754
 6/30/2002          3,917                  8,130
 7/31/2002          3,480                  7,497
 8/31/2002          3,503                  7,546
 9/30/2002          2,910                  6,726
10/31/2002          3,760                  7,318
11/30/2002          4,510                  7,749
12/31/2002          3,950                  7,293
 1/31/2003          3,928                  7,102
 2/28/2003          3,760                  6,996
 3/31/2003          3,671                  7,064
 4/30/2003          4,025                  7,646
 5/31/2003          4,476                  8,048
 6/30/2003          4,484                  8,151
 7/31/2003          4,506                  8,295
 8/31/2003          4,670                  8,456
 9/30/2003          4,655                  8,367
10/31/2003          4,984                  8,840
11/30/2003          5,025                  8,918
12/31/2003          5,178                  9,385
 1/31/2004          5,729                  9,558
 2/29/2004          5,841                  9,691
 3/31/2004          5,639                  9,544
 4/30/2004          5,238                  9,395
 5/31/2004          5,283                  9,523
 6/30/2004          5,470                  9,709
 7/31/2004          5,100                  9,387
 8/31/2004          5,025                  9,425
 9/30/2004          5,219                  9,527
10/31/2004          5,425                  9,673
11/30/2004          5,699                 10,064
12/31/2004          5,807                 10,407
 1/31/2005          5,392                 10,153
 2/28/2005          5,343                 10,367
 3/31/2005          5,171                 10,183

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             TELECOMMUNICATIONS FUND
   DATE           INVESTOR CLASS       S&P 500 INDEX
   ----      -----------------------   -------------
  4/1/1998         10,000                 10,000
 4/30/1998          9,880                 10,041
 5/31/1998          9,790                  9,869
 6/30/1998         10,130                 10,269
 7/31/1998         10,570                 10,160
 8/31/1998          9,010                  8,691
 9/30/1998          9,350                  9,248
10/31/1998         10,360                 10,000
11/30/1998         10,960                 10,606
12/31/1998         12,420                 11,217
 1/31/1999         13,500                 11,687
 2/28/1999         12,900                 11,323
 3/31/1999         13,030                 11,776
 4/30/1999         13,770                 12,232
 5/31/1999         13,860                 11,943
 6/30/1999         15,120                 12,606
 7/31/1999         14,870                 12,213
 8/31/1999         13,920                 12,152
 9/30/1999         14,510                 11,819
10/31/1999         16,010                 12,567
11/30/1999         17,466                 12,823
12/31/1999         19,696                 13,578
 1/31/2000         18,786                 12,896
 2/29/2000         19,486                 12,651
 3/31/2000         20,397                 13,889
 4/30/2000         19,076                 13,471
 5/31/2000         17,596                 13,195
 6/30/2000         18,526                 13,520
 7/31/2000         17,796                 13,309
 8/31/2000         18,096                 14,135
 9/30/2000         15,205                 13,389
10/31/2000         14,445                 13,333
11/30/2000         12,114                 12,281
12/31/2000         11,934                 12,342
 1/31/2001         13,124                 12,779
 2/28/2001          9,133                 11,614
 3/31/2001          8,013                 10,878
 4/30/2001          9,013                 11,724
 5/31/2001          8,093                 11,802
 6/30/2001          7,102                 11,515
 7/31/2001          7,082                 11,402
 8/31/2001          6,282                 10,688
 9/30/2001          6,202                  9,825
10/31/2001          5,982                 10,012
11/30/2001          6,386                 10,780
12/31/2001          6,346                 10,875
 1/31/2002          5,743                 10,716
 2/28/2002          5,141                 10,509
 3/31/2002          5,061                 10,905
 4/30/2002          4,247                 10,243
 5/31/2002          4,137                 10,168
 6/30/2002          3,555                  9,444
 7/31/2002          3,163                  8,708
 8/31/2002          3,183                  8,765
 9/30/2002          2,651                  7,812
10/31/2002          3,424                  8,500
11/30/2002          4,117                  9,000
12/31/2002          3,615                  8,471
 1/31/2003          3,595                  8,249
 2/28/2003          3,434                  8,126
 3/31/2003          3,364                  8,205
 4/30/2003          3,682                  8,880
 5/31/2003          4,100                  9,348
 6/30/2003          4,107                  9,467
 7/31/2003          4,130                  9,634
 8/31/2003          4,288                  9,822
 9/30/2003          4,274                  9,718
10/31/2003          4,582                 10,268
11/30/2003          4,619                 10,358
12/31/2003          4,763                 10,901
 1/31/2004          5,274                 11,101
 2/29/2004          5,385                 11,256
 3/31/2004          5,200                 11,086
 4/30/2004          4,834                 10,912
 5/31/2004          4,881                 11,062
 6/30/2004          5,059                 11,277
 7/31/2004          4,720                 10,903
 8/31/2004          4,656                 10,948
 9/30/2004          4,837                 11,066
10/31/2004          5,032                 11,235
11/30/2004          5,291                 11,690
12/31/2004          5,395                 12,088
 1/31/2005          5,015                 11,793
 2/28/2005          4,975                 12,041
 3/31/2005          4,814                 11,828

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

------------------------------------------------------------------------------------------------------------------------------
                                   INVESTOR CLASS                    ADVISOR CLASS             A-CLASS            C-CLASS
                                     (04/01/98)                       (04/01/98)              (09/01/04)        (04/18/01)
------------------------------------------------------------------------------------------------------------------------------
                             ONE        FIVE        SINCE      ONE       FIVE        SINCE        SINCE        ONE      SINCE
                            YEAR        YEAR      INCEPTION   YEAR       YEAR      INCEPTION    INCEPTION     YEAR    INCEPTION
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND    -7.43%     -25.08%     -9.92%     -7.90%    -25.36%     -10.33%        2.58%      -8.30%    -15.38%
S&P 500 INDEX               6.69%      -3.16%      2.43%      6.69%     -3.16%       2.43%        7.84%       6.69%      0.46%
------------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             TELECOMMUNICATIONS FUND

OTHER                                           6%
COMMUNICATIONS EQUIPMENT                       44%
DIVERSIFIED TELECOMMUNICATION SERVICES         29%
WIRELESS TELECOMMUNICATION SERVICES            21%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 1, 1998
Advisor Class                        April 1, 1998
A-Class                          September 1, 2004
C-Class                             April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Cisco Systems, Inc.                           7.7%
Vodafone Group  PLC - SP ADR                  6.6%
SBC Communications, Inc.                      5.7%
Verizon Communications, Inc.                  5.0%
Nokia OYJ - SP ADR                            5.0%
Qualcomm, Inc.                                4.5%
Motorola, Inc.                                4.3%
Sprint Corp.                                  3.5%
Juniper Networks, Inc.                        3.4%
Telefonaktiebolaget LM Ericsson - SP ADR      3.4%
--------------------------------------------------
Top Ten Total                                49.1%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 23

--------------------------------------------------------------------------------

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

Inception: April 2, 1998

The transportation industry outperformed the broad market in 2004, despite the poor performance of legacy airlines, such as United and Continental. In the trucking industry, consolidation and increased demand were strong enough to overcome the effects of rising fuel costs. The federal government's new requirements for fewer road hours for truckers, combined with a lack of drivers, have led to diminished capacity and increased pricing power in the group. Concurrently, strong demand for these services resulted in larger profit margins for these companies. Similarly, railroads experienced strong demand and were among the best-performing stocks in the sector. Rydex Transportation Fund Investor Class was up 19.00% during the year, versus a gain of 6.69% for the S&P 500 Index.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             TRANSPORTATION FUND
   DATE            C-CLASS          S&P 500 INDEX
   ----      -------------------    -------------
 5/14/2001         10,000               10,000
 5/31/2001         10,299               10,063
 6/30/2001          9,910                9,818
 7/31/2001         10,060                9,721
 8/31/2001          9,611                9,113
 9/30/2001          7,979                8,377
10/31/2001          8,204                8,537
11/30/2001          9,222                9,191
12/31/2001          9,521                9,272
 1/31/2002         10,060                9,137
 2/28/2002         10,165                8,960
 3/31/2002         10,344                9,297
 4/30/2002          9,521                8,734
 5/31/2002          9,596                8,669
 6/30/2002          9,521                8,052
 7/31/2002          8,398                7,424
 8/31/2002          8,129                7,473
 9/30/2002          7,710                6,661
10/31/2002          8,114                7,247
11/30/2002          8,428                7,674
12/31/2002          8,219                7,223
 1/31/2003          7,620                7,034
 2/28/2003          7,246                6,928
 3/31/2003          7,410                6,995
 4/30/2003          8,189                7,571
 5/31/2003          8,418                7,970
 6/30/2003          8,333                8,072
 7/31/2003          8,718                8,214
 8/31/2003          8,952                8,375
 9/30/2003          8,882                8,286
10/31/2003          9,511                8,754
11/30/2003          9,496                8,831
12/31/2003          9,661                9,295
 1/31/2004          9,197                9,465
 2/29/2004          9,167                9,597
 3/31/2004          9,197                9,452
 4/30/2004          9,237                9,304
 5/31/2004          9,381                9,431
 6/30/2004         10,080                9,615
 7/31/2004          9,566                9,296
 8/31/2004          9,561                9,334
 9/30/2004          9,915                9,435
10/31/2004         10,689                9,579
11/30/2004         11,262                9,967
12/31/2004         11,647               10,306
 1/31/2005         10,858               10,055
 2/28/2005         11,013               10,266
 3/31/2005         10,833               10,085

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             TRANSPORTATION FUND
   DATE        INVESTOR CLASS        S&P 500 INDEX
   ----      -------------------     -------------
  4/2/1998         10,000               10,000
 4/30/1998          9,490                9,935
 5/31/1998          9,070                9,764
 6/30/1998          9,060               10,161
 7/31/1998          8,600               10,053
 8/31/1998          7,140                8,599
 9/30/1998          7,120                9,150
10/31/1998          7,670                9,894
11/30/1998          7,910               10,494
12/31/1998          8,060               11,099
 1/31/1999          8,020               11,563
 2/28/1999          7,860               11,204
 3/31/1999          7,990               11,652
 4/30/1999          8,880               12,103
 5/31/1999          8,630               11,817
 6/30/1999          8,590               12,473
 7/31/1999          8,090               12,084
 8/31/1999          7,530               12,024
 9/30/1999          6,880               11,694
10/31/1999          6,990               12,434
11/30/1999          6,640               12,687
12/31/1999          6,580               13,434
 1/31/2000          5,870               12,759
 2/29/2000          5,550               12,518
 3/31/2000          6,240               13,742
 4/30/2000          6,400               13,329
 5/31/2000          5,960               13,055
 6/30/2000          5,810               13,377
 7/31/2000          6,310               13,168
 8/31/2000          6,160               13,986
 9/30/2000          5,850               13,248
10/31/2000          6,370               13,192
11/30/2000          6,350               12,152
12/31/2000          6,610               12,211
 1/31/2001          6,940               12,644
 2/28/2001          6,550               11,491
 3/31/2001          6,420               10,763
 4/30/2001          6,670               11,600
 5/31/2001          6,880               11,678
 6/30/2001          6,620               11,393
 7/31/2001          6,710               11,281
 8/31/2001          6,420               10,575
 9/30/2001          5,330                9,721
10/31/2001          5,490                9,906
11/30/2001          6,180               10,666
12/31/2001          6,380               10,760
 1/31/2002          6,740               10,603
 2/28/2002          6,820               10,398
 3/31/2002          6,950               10,789
 4/30/2002          6,400               10,135
 5/31/2002          6,470               10,061
 6/30/2002          6,410                9,344
 7/31/2002          5,660                8,615
 8/31/2002          5,480                8,672
 9/30/2002          5,210                7,730
10/31/2002          5,480                8,410
11/30/2002          5,690                8,905
12/31/2002          5,550                8,382
 1/31/2003          5,160                8,162
 2/28/2003          4,890                8,040
 3/31/2003          5,010                8,118
 4/30/2003          5,547                8,786
 5/31/2003          5,703                9,249
 6/30/2003          5,650                9,367
 7/31/2003          5,913                9,533
 8/31/2003          6,077                9,718
 9/30/2003          6,033                9,615
10/31/2003          6,470               10,159
11/30/2003          6,467               10,249
12/31/2003          6,580               10,786
 1/31/2004          6,270               10,984
 2/29/2004          6,257               11,137
 3/31/2004          6,280               10,969
 4/30/2004          6,313               10,796
 5/31/2004          6,420               10,945
 6/30/2004          6,903               11,158
 7/31/2004          6,557               10,788
 8/31/2004          6,560               10,832
 9/30/2004          6,807               10,949
10/31/2004          7,343               11,116
11/30/2004          7,743               11,566
12/31/2004          8,017               11,960
 1/31/2005          7,480               11,668
 2/28/2005          7,590               11,914
 3/31/2005          7,473               11,703

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

-----------------------------------------------------------------------------------------------------------------------------
                                INVESTOR CLASS                     ADVISOR CLASS             A-CLASS            C-CLASS
                                  (04/02/98)                        (06/09/98)              (09/01/04)        (05/14/01)
-----------------------------------------------------------------------------------------------------------------------------
                          ONE        FIVE        SINCE       ONE       FIVE        SINCE        SINCE      ONE        SINCE
                         YEAR        YEAR      INCEPTION    YEAR       YEAR      INCEPTION    INCEPTION   YEAR      INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND     19.00%       3.67%      -4.08%     18.26%      2.89%      -3.82%       13.93%    17.80%       2.08%
S&P 500 INDEX            6.69%      -3.16%       2.27%      6.69%     -3.16%       2.31%        7.84%     6.69%       0.22%
-----------------------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               TRANSPORTATION FUND

OTHER                                           4%
ROAD & RAIL                                    50%
AIR FREIGHT & LOGISTICS                        30%
AIRLINES                                       16%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 2, 1998
Advisor Class                         June 9, 1998
A-Class                          September 1, 2004
C-Class                               May 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
United Parcel Service, Inc. - Class B        10.8%
FedEx Corp.                                   8.8%
Burlington Northern Santa Fe Corp.            7.4%
Norfolk Southern Corp.                        7.1%
CSX Corp.                                     5.3%
Union Pacific Corp.                           5.3%
Southwest Airlines Co.                        4.3%
Yellow Roadway Corp.                          4.3%
CNF, Inc.                                     3.8%
Expeditors International Washington, Inc.     2.5%
--------------------------------------------------
Top Ten Total                                59.6%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

PERFORMANCE REPORTS AND FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities.

Inception: April 3, 2000

During the year ended March 31, 2005, utility companies were aided by lower tax rates and by changes in their dividend policies. By the end of the first quarter of 2005, the average yield on utilities stocks was about 3.8%. With rates on fixed-income instruments remaining near historic lows, investors clamored to buy shares in power providers. In addition to dividend policy activity, utilities were also active in filing for higher rates as they began to emerge from a period during which rates were frozen in exchange for the right to partially deregulate. All of these factors combined to produce a return of 16.35% for Rydex Utilities Fund Investor Class.

                           CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              UTILITIES FUND
   DATE          C-CLASS           S&P 500 INDEX
   ----       --------------       -------------
 4/27/2001         10,000               10,000
 4/30/2001         10,024                9,971
 5/31/2001          9,676               10,038
 6/30/2001          8,902                9,794
 7/31/2001          8,452                9,698
 8/31/2001          8,231                9,090
 9/30/2001          7,338                8,356
10/31/2001          7,267                8,516
11/30/2001          6,845                9,169
12/31/2001          7,047                9,249
 1/31/2002          6,535                9,114
 2/28/2002          6,309                8,939
 3/31/2002          7,005                9,275
 4/30/2002          6,887                8,712
 5/31/2002          6,318                8,648
 6/30/2002          5,840                8,032
 7/31/2002          4,977                7,406
 8/31/2002          5,128                7,455
 9/30/2002          4,474                6,644
10/31/2002          4,491                7,229
11/30/2002          4,604                7,655
12/31/2002          4,699                7,205
 1/31/2003          4,578                7,016
 2/28/2003          4,361                6,911
 3/31/2003          4,595                6,978
 4/30/2003          5,013                7,553
 5/31/2003          5,521                7,951
 6/30/2003          5,518                8,052
 7/31/2003          5,210                8,194
 8/31/2003          5,290                8,354
 9/30/2003          5,501                8,265
10/31/2003          5,587                8,733
11/30/2003          5,612                8,810
12/31/2003          5,834                9,272
 1/31/2004          5,931                9,442
 2/29/2004          6,001                9,573
 3/31/2004          6,010                9,429
 4/30/2004          5,822                9,281
 5/31/2004          5,901                9,408
 6/30/2004          5,995                9,591
 7/31/2004          5,959                9,274
 8/31/2004          6,153                9,311
 9/30/2004          6,202                9,412
10/31/2004          6,342                9,556
11/30/2004          6,608                9,943
12/31/2004          6,738               10,281
 1/31/2005          6,790               10,030
 2/28/2005          6,907               10,241
 3/31/2005          6,926               10,060

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              UTILITIES FUND
   DATE       INVESTOR CLASS       S&P 500 INDEX
   ----       --------------       -------------
  4/3/2000         10,000               10,000
 4/30/2000         10,170                9,651
 5/31/2000         10,280                9,453
 6/30/2000          9,800                9,686
 7/31/2000         10,080                9,534
 8/31/2000         11,010               10,127
 9/30/2000         11,980                9,592
10/31/2000         11,890                9,551
11/30/2000         11,580                8,798
12/31/2000         11,910                8,841
 1/31/2001         11,540                9,155
 2/28/2001         11,940                8,320
 3/31/2001         11,840                7,793
 4/30/2001         12,690                8,399
 5/31/2001         12,270                8,455
 6/30/2001         11,290                8,249
 7/31/2001         10,730                8,168
 8/31/2001         10,460                7,657
 9/30/2001          9,330                7,038
10/31/2001          9,270                7,173
11/30/2001          8,747                7,723
12/31/2001          9,012                7,791
 1/31/2002          8,376                7,677
 2/28/2002          8,089                7,529
 3/31/2002          8,991                7,812
 4/30/2002          8,842                7,338
 5/31/2002          8,132                7,284
 6/30/2002          7,517                6,765
 7/31/2002          6,414                6,238
 8/31/2002          6,616                6,279
 9/30/2002          5,778                5,597
10/31/2002          5,810                6,089
11/30/2002          5,963                6,448
12/31/2002          6,095                6,069
 1/31/2003          5,941                5,910
 2/28/2003          5,668                5,821
 3/31/2003          5,974                5,878
 4/30/2003          6,525                6,362
 5/31/2003          7,189                6,697
 6/30/2003          7,192                6,782
 7/31/2003          6,795                6,902
 8/31/2003          6,908                7,037
 9/30/2003          7,189                6,962
10/31/2003          7,305                7,356
11/30/2003          7,344                7,420
12/31/2003          7,643                7,810
 1/31/2004          7,777                7,953
 2/29/2004          7,873                8,063
 3/31/2004          7,889                7,942
 4/30/2004          7,655                7,817
 5/31/2004          7,762                7,924
 6/30/2004          7,893                8,079
 7/31/2004          7,850                7,811
 8/31/2004          8,115                7,843
 9/30/2004          8,188                7,928
10/31/2004          8,376                8,049
11/30/2004          8,736                8,374
12/31/2004          8,915                8,659
 1/31/2005          8,992                8,448
 2/28/2005          9,156                8,626
 3/31/2005          9,183                8,473

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05

-------------------------------------------------------------------------------------------------------------
                        INVESTOR CLASS            ADVISOR CLASS            A-CLASS              C-CLASS
                          (04/03/00)               (04/03/00)             (09/01/04)          (04/27/01)
-------------------------------------------------------------------------------------------------------------
                      ONE        SINCE          ONE          SINCE           SINCE         ONE        SINCE
                     YEAR      INCEPTION       YEAR        INCEPTION       INCEPTION      YEAR      INCEPTION
-------------------------------------------------------------------------------------------------------------
UTILITIES FUND      16.35%      -1.69%        15.78%        -2.21%          12.84%       15.23%      -8.93%
S&P 500 INDEX        6.69%      -3.26%         6.69%        -3.26%           7.84%        6.69%       0.15%
-------------------------------------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON INVESTOR CLASS SHARES AND C-CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES AND A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  UTILITIES FUND

OTHER                                           1%
ELECTRIC UTILITIES                             57%
MULTI-UTILITIES & UNREGULATED POWER            29%
GAS UTILITIES                                  13%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
Investor Class                       April 3, 2000
Advisor Class                        April 3, 2000
A-Class                          September 1, 2004
C-Class                             April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Exelon Corp.                                  3.2%
TXU Corp.                                     3.1%
Duke Energy Corp.                             3.1%
American Electric Power Co., Inc.             2.8%
PG&E Corp.                                    2.7%
Southern Co.                                  2.4%
Progress Energy, Inc.                         2.4%
Entergy Corp.                                 2.3%
Dominion Resources, Inc./VA                   2.1%
NiSource, Inc.                                2.1%
--------------------------------------------------
Top Ten Total                                26.2%
--------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   BANKING FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS  99.8%

Wachovia Corp.+                                             8,203  $    417,615
J.P. Morgan Chase & Co.                                    11,944       413,262
Bank of America Corp.                                       8,496       374,674
Fannie Mae+                                                 6,263       341,020
Freddie Mac                                                 5,384       340,269
Washington Mutual, Inc.                                     8,175       322,912
Fifth Third Bancorp+                                        6,710       288,396
BB&T Corp.+                                                 7,144       279,188
Golden West Financial Corp.+                                4,530       274,065
National City Corp.                                         8,134       272,489
Countrywide Financial Corp.+                                8,049       261,271
Wells Fargo & Co.                                           4,297       256,961
M&T Bank Corp.                                              2,350       239,841
Comerica, Inc.                                              3,885       213,986
Radian Group, Inc.                                          3,820       182,367
MGIC Investment Corp.                                       2,904       179,090
MAF Bancorp, Inc.                                           3,730       154,944
United Bankshares, Inc.                                     4,630       153,438
U.S. Bancorp                                                5,309       153,005
Commercial Federal Corp.                                    5,415       149,725
Flagstar Bancorp, Inc.+                                     7,655       149,655
Greater Bay Bancorp                                         6,020       146,948
PrivateBancorp, Inc.                                        4,637       145,648
Republic Bancorp, Inc./MI                                  10,740       145,420
FirstFed Financial Corp.*                                   2,840       144,868
BankAtlantic Bancorp, Inc.
    -- Class A                                              8,210       142,854
Sterling Financial Corp./WA*                                4,000       142,800
Brookline Bancorp, Inc.                                     9,546       142,235
Community Bank System, Inc.                                 6,167       141,286
First Bancorp Puerto Rico+                                  3,343       141,242
Irwin Financial Corp.                                       6,133       141,182
W Holding Co., Inc.                                        13,880       139,772
Bankunited Financial Corp.
   -- Class A*                                              5,138       138,007
Dime Community Bancshares                                   8,805       133,836
International Bancshares Corp.                              3,260       113,024
Banco Itau Holding Financeira SA
   -- SP ADR                                               1,370       111,175
Banco Bradesco SA -- SP ADR                                 3,790       109,910
Uniao de Bancos Brasileiros SA                              3,160       108,641
Nara Bancorp, Inc.                                          7,580       106,499
Mitsubishi Tokyo Financial Group, Inc.
    -- SP ADR                                              12,260       106,049
Doral Financial Corp.                                       4,740       103,759

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

R&G Financial Corp. -- Class B                              3,160  $     98,497
Barclays  PLC -- SP ADR                                     2,320        96,141
Anchor BanCorp Wisconsin, Inc.                              3,008        84,555
Chittenden Corp.                                            2,950        76,906
SunTrust Banks, Inc.+                                       1,052        75,833
BOK Financial Corp.*                                        1,830        74,444
Westcorp                                                    1,260        53,235
Riggs National Corp.                                        2,180        41,616
Regions Financial Corp.                                       791        25,628
PNC Financial Services Group, Inc.                            460        23,681
North Fork Bancorporation, Inc.                               780        21,637
KeyCorp                                                       635        20,606
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $8,154,382)                                                  8,716,107
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $    34,748        34,748
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $34,748)                                                        34,748
                                                                   ------------

SECURITIES LENDING COLLATERAL 11.5%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   1,009,928     1,009,928
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,009,928)                                                  1,009,928
                                                                   ------------
TOTAL INVESTMENTS 111.7%
   (Cost $9,199,058)                                               $  9,760,783
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (11.7)%                                                $ (1,023,996)
                                                                   ============
NET ASSETS - 100.0%                                                $  8,736,787

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.

ADR--AMERICAN DEPOSITORY RECEIPT.


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS  99.6%

Dow Chemical Co.+                                          41,567  $  2,072,115
International Paper Co.+                                   55,038     2,024,848
Praxair, Inc.                                              34,788     1,664,954
Alcoa, Inc.                                                49,714     1,510,808
EI Du Pont de Nemours & Co.                                28,809     1,476,173
International Flavors & Fragrances,
   Inc.                                                    34,725     1,371,637
Air Products & Chemicals, Inc.                             21,445     1,357,254
Valspar Corp.+                                             28,095     1,307,541
Monsanto Co.                                               19,679     1,269,295
Louisiana-Pacific Corp.+                                   50,416     1,267,458
Lubrizol Corp.                                             29,795     1,210,869
Phelps Dodge Corp.+                                        11,628     1,182,916
Worthington Industries, Inc.+                              59,240     1,142,147
Nucor Corp.+                                               19,528     1,124,032
Newmont Mining Corp.+                                      26,584     1,123,174
OM Group, Inc.*+                                           36,340     1,105,463
Ecolab, Inc.+                                              32,111     1,061,269
International Steel Group, Inc.*                           26,220     1,035,690
Packaging Corporation of America+                          40,100       974,029
Ball Corp.+                                                22,394       928,903
Hercules, Inc.*                                            63,495       919,408
Lyondell Chemical Co.+                                     30,046       838,884
Georgia-Pacific Corp.                                      22,785       808,640
United States Steel Corp.+                                 15,552       790,819
Smurfit-Stone Container Corp.*+                            51,090       790,362
Peabody Energy Corp.                                       17,038       789,882
Rohm & Haas Co.+                                           15,904       763,392
Owens-Illinois, Inc.*                                      29,313       736,929
Cleveland-Cliffs, Inc.+                                    10,040       731,615
Cytec Industries, Inc.+                                    12,740       691,145
Eastman Chemical Co.+                                      11,686       689,474
Vulcan Materials Co.+                                      12,049       684,745
FMC Corp.*                                                 12,604       673,684
Pactiv Corp.*                                              26,789       625,523
Inco Ltd.*+                                                15,327       610,015
Steel Dynamics, Inc.+                                      17,285       595,468
Bowater, Inc.+                                             14,920       562,036
Cemex SA de CV -- SP ADR+                                  14,475       524,719
Freeport-McMoRan Copper & Gold,
   Inc. -- Class B+                                        13,051       516,950
Arch Chemicals, Inc.                                       17,841       507,933

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Weyerhaeuser Co.                                            7,211  $    493,953
Nalco Holding Co.*                                         26,066       490,823
Massey Energy Co.+                                         11,661       466,906
Southern Peru Copper Corp.+                                 8,300       460,318
Quanex Corp.+                                               8,110       432,425
Great Lakes Chemical Corp.                                 13,343       428,577
Eagle Materials, Inc.+                                      5,257       425,502
Silgan Holdings, Inc.                                       6,519       423,605
Agrium, Inc.                                               21,460       391,645
Consol Energy, Inc.                                         8,301       390,313
PolyOne Corp.*                                             43,240       383,971
PPG Industries, Inc.+                                       5,346       382,346
AptarGroup, Inc.                                            7,241       376,387
Headwaters, Inc.*                                          11,435       375,297
Texas Industries, Inc.                                      6,675       358,781
Florida Rock Industries, Inc.+                              6,060       356,449
Sonoco Products Co.                                        12,070       348,219
Minerals Technologies, Inc.                                 5,101       335,544
Lafarge SA -- SP ADR+                                      13,469       327,297
Allegheny Technologies, Inc.                               13,500       325,485
Crompton Corp.+                                            20,870       304,702
Carpenter Technology Corp.                                  5,110       303,585
Aracruz Celulose SA                                         8,380       300,004
Georgia Gulf Corp.                                          6,491       298,456
Sensient Technologies Corp.                                13,717       295,739
Chesapeake Corp.                                           13,761       289,256
Rock-Tenn Co. -- Class A                                   20,027       266,359
Neenah Paper, Inc.+                                         7,817       262,808
Deltic Timber Corp.                                         6,713       262,478
Commercial Metals Co.                                       7,420       251,464
Longview Fibre Co.                                         13,195       247,538
Votorantim Celulose e Papel
   SA -- SP ADR                                            19,030       247,390
Aleris International, Inc.*                                 9,885       246,631
BHP Billiton Ltd. -- SP ADR+                                8,505       237,970
Amcol International Corp.                                  11,697       219,436
Albemarle Corp.                                             5,883       213,906
Wausau-Mosinee Paper Corp.                                 15,080       213,231
Agnico-Eagle Mines Ltd.+                                   14,601       212,445
Caraustar Industries, Inc.*                                14,964       193,036
RTI International Metals, Inc.*                             8,192       191,693
A. Schulman, Inc.                                           9,120       158,870
Omnova Solutions, Inc.*                                    24,079       129,304
Penford Corp.                                               7,625       123,906


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Pope & Talbot, Inc.                                         6,791  $    119,386
Syngenta AG -- SP ADR*                                      5,370       112,770
Novelis, Inc.                                               4,480        98,202
Gerdau SA -- SP ADR                                         5,545        91,492
A.M. Castle & Co.*                                          7,101        89,473
Greif, Inc. -- Class A                                      1,215        84,661
IPSCO, Inc.                                                 1,340        68,340
Nova Chemicals Corp.                                        1,540        66,143
Kinross Gold Corp.*                                        10,055        60,330
Mittal Steel NV Co. -- Class A*+                            1,825        59,039
Terra Industries, Inc.*+                                    5,855        45,435
Braskem SA -- SP ADR                                          935        37,867
Westlake Chemical Corp.                                       100         3,235
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $48,584,351)                                                54,442,621
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $   263,505       263,505
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $263,505)                                                      263,505
                                                                   ------------

SECURITIES LENDING COLLATERAL 20.4%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                  11,151,732    11,151,732
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,151,732)                                                11,151,732
                                                                   ------------
TOTAL INVESTMENTS 120.5%
   (Cost $59,999,588)                                              $ 65,857,858
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.5)%                                                $(11,200,436)
                                                                   ============
NET ASSETS - 100.0%                                                $ 54,657,422

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.

ADR--AMERICAN DEPOSITORY RECEIPT.


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   BIOTECHNOLOGY FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS  99.5%

Amgen, Inc.*                                              163,997  $  9,546,265
Genentech, Inc.*+                                         136,917     7,750,871
Gilead Sciences, Inc.*                                    139,581     4,997,000
Genzyme Corp.*                                             84,025     4,809,591
Biogen Idec, Inc.*+                                       119,148     4,111,798
Medimmune, Inc.*+                                         143,900     3,426,259
Applera Corp. - Applied Biosystems
   Group+                                                 145,632     2,874,776
Invitrogen Corp.*+                                         40,723     2,818,032
Charles River Laboratories International,
   Inc.*+                                                  58,604     2,756,732
Affymetrix, Inc.*+                                         60,906     2,609,213
Millennium Pharmaceuticals, Inc.*+                        306,812     2,583,357
Cephalon, Inc.*+                                           53,632     2,511,587
Angiotech Pharmaceuticals, Inc.*                          125,209     1,921,958
Serologicals Corp.*+                                       77,194     1,886,621
Celgene Corp.*+                                            54,751     1,864,272
ImClone Systems, Inc.*+                                    53,150     1,833,675
Nabi Biopharmeceuticals*                                  143,482     1,790,655
Pharmion Corp.*                                            59,950     1,738,550
Chiron Corp.*+                                             49,465     1,734,243
CV Therapeutics, Inc.*                                     83,301     1,696,008
Vertex Pharmaceuticals, Inc.*                             166,592     1,559,301
Cubist Pharmaceuticals, Inc.*                             145,987     1,550,382
United Therapeutics Corp.*+                                32,490     1,484,631
Myriad Genetics, Inc.*+                                    78,011     1,434,622
Medarex, Inc.*                                            193,400     1,378,942
Enzon Pharmaceuticals, Inc.*                              134,342     1,368,945
InterMune, Inc.*+                                         112,108     1,233,188
ID Biomedical Corp.*+                                      74,100     1,130,766
QLT, Inc.*                                                 83,904     1,079,005
Ligand Pharmaceuticals, Inc.
   -- Class B*+                                           177,964     1,019,734
Abgenix, Inc.*                                            142,721       999,047
Transkaryotic Therapies, Inc.*                             38,902       971,188
Alkermes, Inc.*                                            91,611       950,922
ICOS Corp.*                                                37,445       841,015
Gen-Probe, Inc.*                                           14,858       662,072
OSI Pharmaceuticals, Inc.*                                 15,161       626,756
Amylin Pharmaceuticals, Inc.*                              29,482       515,640
Martek Biosciences Corp.*+                                  8,328       484,606
Techne Corp.*                                              10,430       419,077
Incyte Corp.*                                              53,826       367,632
Protein Design Labs, Inc.*                                 22,249       355,762
Neurocrine Biosciences, Inc.*+                              8,908       339,038

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Human Genome Sciences, Inc.*                               29,210  $    269,316
Eyetech Pharmaceuticals, Inc.*                              8,445       232,238
Vicuron Pharmaceuticals, Inc.*                              9,385       147,908
Onyx Pharmaceuticals, Inc.*+                                4,666       146,279
NPS Pharmaceuticals, Inc.*                                  9,811       123,815
Dendreon Corp.*                                            22,000       119,900
Northfield Laboratories, Inc.*                              9,700       109,125
Telik, Inc.*                                                5,600        84,448
Applera Corp. - Celera Genomics
   Group*                                                   8,133        83,363
Alexion Pharmaceuticals, Inc.*+                                18           390
Dov Pharmaceutical, Inc.*                                      13           178
Cell Therapeutics, Inc.*+                                      25            90
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $60,040,386)                                                87,350,784
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $   528,254       528,254
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $528,254)                                                      528,254
                                                                   ------------

SECURITIES LENDING COLLATERAL 19.1%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                  16,783,608    16,783,608
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $16,783,608)                                                16,783,608
                                                                   ------------
TOTAL INVESTMENTS 119.2%
   (Cost $77,352,248)                                              $104,662,646
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (19.2)%                                                $(16,842,039)
                                                                   ============
NET ASSETS - 100.0%                                                $ 87,820,607

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS  99.5%

Altria Group, Inc.+                                        52,714  $  3,446,968
Procter & Gamble Co.+                                      57,162     3,029,586
Coca-Cola Co.                                              70,170     2,923,984
PepsiCo, Inc.                                              46,667     2,474,751
Anheuser-Busch Cos., Inc.+                                 41,361     1,960,098
Kimberly-Clark Corp.                                       28,130     1,848,985
Colgate-Palmolive Co.                                      34,644     1,807,377
Sysco Corp.+                                               44,998     1,610,928
Archer-Daniels-Midland Co.                                 62,610     1,538,954
Avon Products, Inc.                                        35,748     1,535,019
Sara Lee Corp.+                                            67,082     1,486,537
H.J. Heinz Co.                                             36,790     1,355,344
Kraft Foods, Inc. -- Class A                               40,613     1,342,260
Estee Lauder Cos., Inc. -- Class A                         29,166     1,311,887
Kroger Co.*+                                               79,077     1,267,604
Coca-Cola Enterprises, Inc.                                59,750     1,226,070
Dean Foods Co.*                                            31,030     1,064,329
Tyson Foods, Inc. -- Class A                               61,620     1,027,822
Supervalu, Inc.                                            30,490     1,016,841
Hormel Foods Corp.                                         32,368     1,006,968
Alberto-Culver Co. -- Class B                              20,350       973,951
Smithfield Foods, Inc.*                                    29,982       945,932
Molson Coors Brewing Co.
   -- Class B                                              10,836       836,214
Pilgrim's Pride Corp.+                                     22,880       817,274
7-Eleven, Inc.*                                            33,359       801,283
UST, Inc.                                                  15,010       776,017
Church & Dwight Co., Inc.                                  21,090       748,062
Del Monte Foods Co.*                                       67,535       732,755
Loews Corp. - Carolina Group                               21,890       724,559
Corn Products International, Inc.                          25,428       660,874
General Mills, Inc.+                                       13,200       648,780
NBTY, Inc.*+                                               25,851       648,602
Ralcorp Holdings, Inc.+                                    12,910       611,288
Kellogg Co.                                                12,349       534,341
Ruddick Corp.                                              21,832       505,411
Hershey Foods Corp.+                                        8,280       500,609
Safeway, Inc.*+                                            26,739       495,474
WM Wrigley Jr Co.                                           6,750       442,598
ConAgra Foods, Inc.+                                       15,284       412,974

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Clorox Co.+                                                 6,462  $    407,041
Hain Celestial Group, Inc.*                                20,530       382,679
Reynolds American, Inc.                                     4,450       358,626
Campbell Soup Co.                                          11,941       346,528
Lance, Inc.                                                19,220       308,865
J&J Snack Foods Corp.                                       6,574       307,860
Natures Sunshine Products, Inc.                            13,277       227,966
McCormick & Co., Inc.                                       6,010       206,924
Pepsi Bottling Group, Inc.+                                 6,020       167,657
Brown-Forman Corp. -- Class B                               2,470       135,233
Performance Food Group Co.*                                 4,840       133,971
Whole Foods Market, Inc.+                                   1,290       131,748
Albertson's, Inc.+                                          6,140       126,791
Constellation Brands, Inc.
    -- Class A*+                                            2,190       115,785
Energizer Holdings, Inc.*                                   1,070        63,986
PepsiAmericas, Inc.                                         2,180        49,399
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $46,650,728)                                                50,570,369
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 1.1%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $   587,342       587,342
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $587,342)                                                      587,342
                                                                   ------------

SECURITIES LENDING COLLATERAL 13.7%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   6,950,324     6,950,324
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,950,324)                                                  6,950,324
                                                                   ------------
TOTAL INVESTMENTS 114.3%
   (Cost $54,188,394)                                              $ 58,108,035
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (14.3)%                                                $ (7,275,380)
                                                                   ============
NET ASSETS - 100.0%                                                $ 50,832,655

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   ELECTRONICS FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS  100.0%

Intel Corp.                                               219,709  $  5,103,840
Texas Instruments, Inc.                                   110,388     2,813,790
Applied Materials, Inc.*+                                 123,239     2,002,634
Analog Devices, Inc.+                                      36,507     1,319,363
Broadcom Corp. -- Class A*+                                40,089     1,199,463
Maxim Integrated Products, Inc.                            29,085     1,188,704
KLA-Tencor Corp.*+                                         25,632     1,179,328
Xilinx, Inc.+                                              38,866     1,136,053
National Semiconductor Corp.                               53,620     1,105,108
Micron Technology, Inc.*+                                 100,303     1,037,133
Linear Technology Corp.+                                   25,887       991,731
Novellus Systems, Inc.*+                                   35,009       935,791
Lam Research Corp.*+                                       31,730       915,728
Microchip Technology, Inc.                                 34,914       908,113
Altera Corp.*                                              42,295       836,595
Advanced Micro Devices, Inc.*+                             51,784       834,758
Nvidia Corp.*                                              32,250       766,260
Freescale Semiconductor, Inc. --
   Class B*                                                41,230       711,217
Intersil Corp. -- Class A+                                 35,964       622,896
MEMC Electronic Materials, Inc.*                           46,200       621,390
Teradyne, Inc.*+                                           42,350       618,310
International Rectifier Corp.*+                            12,475       567,613
Fairchild Semiconductor International,
   Inc.*+                                                  33,970       520,760
Varian Semiconductor Equipment
   Associates, Inc.*+                                      13,630       518,076
Cypress Semiconductor Corp.*+                              37,775       475,965
LSI Logic Corp.*                                           84,662       473,261
FEI Co.*                                                   19,590       453,509
PMC - Sierra, Inc.*+                                       51,040       449,152
Silicon Laboratories, Inc.*+                               15,043       446,928
Semtech Corp.*                                             24,058       429,916
Integrated Device Technology, Inc.*                        34,947       420,412
Rudolph Technologies, Inc.*+                               27,350       411,891
Rambus, Inc.*                                              26,670       401,917
Microsemi Corp.*                                           23,618       384,737
Atmel Corp.*                                              127,957       377,473
Integrated Circuit Systems, Inc.*                          19,275       368,538
Cymer, Inc.*                                               13,620       364,607
Cohu, Inc.                                                 22,785       363,421
Axcelis Technologies, Inc.*+                               49,360       360,328
ATMI, Inc.*                                                14,092       352,864
Cree, Inc.*+                                               15,948       346,869

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Brooks Automation, Inc.*+                                  22,760  $    345,497
Applied Micro Circuits Corp.*                             101,822       334,994
Power Integrations, Inc.*                                  15,437       322,479
Credence Systems Corp.*                                    40,180       317,824
RF Micro Devices, Inc.*                                    60,586       316,259
Helix Technology Corp.                                     20,270       313,577
Micrel, Inc.*+                                             32,900       303,338
Skyworks Solutions, Inc.*                                  47,117       299,193
Lattice Semiconductor Corp.*                               55,593       298,534
DSP Group, Inc.*                                           11,380       293,149
Conexant Systems, Inc.*                                   184,040       276,060
Dupont Photomasks, Inc.*                                   10,010       266,967
Cabot Microelectronics Corp.*+                              8,368       262,588
Exar Corp.*                                                19,536       261,782
Photronics, Inc.*                                          13,856       250,794
Amkor Technology, Inc.*                                    61,590       237,737
Triquint Semiconductor, Inc.*                              59,377       200,694
Standard Microsystems Corp.*                               11,382       197,592
Supertex, Inc.*                                            10,250       187,678
Advanced Energy Industries, Inc.*                          17,420       168,451
Actel Corp.*                                               10,862       167,058
Ultratech, Inc.*                                           11,300       164,980
Pericom Semiconductor Corp.*                               17,483       149,829
ESS Technologies, Inc.*                                    25,660       135,228
LTX Corp.*                                                 23,898       106,107
Alliance Semiconductor Corp.*                              40,837       101,684
Kopin Corp.*                                               32,859       100,877
Kulicke & Soffa Industries, Inc.*                          15,603        98,143
Tessera Technologies, Inc.*+                                1,130        48,850
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $31,481,465)                                                41,864,385
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $   201,024       201,024
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $201,024)                                                      201,024
                                                                   ------------

SECURITIES LENDING COLLATERAL 15.4%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   6,465,824     6,465,824
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,465,824)                                                  6,465,824
                                                                   ------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   ELECTRONICS FUND

                                                                         MARKET
                                                                          VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 115.9%
   (Cost $38,148,313)                                              $ 48,531,233
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (15.9)%                                                $ (6,647,275)
                                                                   ============
NET ASSETS - 100.0%                                                $ 41,883,958

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   ENERGY FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.4%

Exxon Mobil Corp.                                         187,184  $ 11,156,166
BP PLC -- SP ADR                                          129,850     8,102,640
Total SA -- SP ADR+                                        55,300     6,482,819
ChevronTexaco Corp.                                       101,258     5,904,354
Royal Dutch Petroleum Co.                                  95,350     5,724,814
ConocoPhillips                                             51,704     5,575,759
Shell Transport & Trading  Co.
   PLC -- SP ADR+                                          95,300     5,180,508
Devon Energy Corp.+                                        70,176     3,350,904
Amerada Hess Corp.+                                        33,663     3,238,717
Occidental Petroleum Corp.+                                45,385     3,230,050
Halliburton Co.                                            73,749     3,189,644
Weatherford International Ltd.*+                           53,296     3,087,970
Valero Energy Corp.                                        40,610     2,975,495
Transocean, Inc.*+                                         54,495     2,804,313
Anadarko Petroleum Corp.                                   36,810     2,801,241
Apache Corp.                                               42,758     2,618,072
Repsol YPF SA -- SP ADR+                                   96,213     2,554,455
National-Oilwell Varco, Inc.*+                             53,414     2,494,434
Premcor, Inc.                                              41,300     2,464,784
Burlington Resources, Inc.                                 48,993     2,453,080
Marathon Oil Corp.+                                        50,749     2,381,143
Kerr-McGee Corp.                                           28,210     2,209,689
Schlumberger Ltd.                                          30,850     2,174,308
Williams Cos., Inc.+                                      112,650     2,118,947
Unocal Corp.                                               34,190     2,109,181
Stone Energy Corp.*                                        43,131     2,094,873
BJ Services Co.+                                           40,347     2,093,202
Grant Prideco, Inc.*                                       86,408     2,087,617
Baker Hughes, Inc.+                                        46,565     2,071,677
Unit Corp.*                                                43,696     1,973,748
EOG Resources, Inc.+                                       39,540     1,927,180
Diamond Offshore Drilling, Inc.+                           38,149     1,903,635
Spinnaker Exploration Co.*                                 49,100     1,744,523
XTO Energy, Inc.+                                          52,629     1,728,336
Murphy Oil Corp.                                           16,664     1,645,237
Chesapeake Energy Corp.+                                   66,635     1,461,972
Nabors Industries Ltd.*+                                   24,375     1,441,538
Hanover Compressor Co.*+                                  115,034     1,388,460
Sunoco, Inc.                                               12,917     1,337,168
Helmerich & Payne, Inc.                                    32,844     1,303,578
Pogo Producing Co.+                                        26,300     1,295,012
SEACOR Holdings, Inc.*                                     19,800     1,262,250
Oceaneering International, Inc.*                           31,512     1,181,700

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Newfield Exploration Co.*                                  15,625  $  1,160,313
Noble Corp.                                                20,500     1,152,305
Tidewater, Inc.+                                           28,826     1,120,178
Forest Oil Corp.*+                                         27,600     1,117,800
Cimarex Energy Co.*+                                       27,921     1,088,919
Provident Energy Trust+                                   109,900     1,086,911
Cooper Cameron Corp.*                                      18,064     1,033,441
Veritas DGC, Inc.*+                                        34,260     1,026,430
Petro-Canada                                               17,458     1,010,120
Overseas Shipholding Group, Inc.                           15,961     1,004,107
Vintage Petroleum, Inc.+                                   31,237       982,716
Swift Energy Co.*                                          34,120       970,373
Kinder Morgan, Inc.+                                       12,500       946,250
Pioneer Natural Resources Co.+                             21,100       901,392
Hydril*+                                                   14,500       846,945
Offshore Logistics, Inc.*                                  24,041       801,046
ENSCO International, Inc.+                                 20,700       779,562
Southwestern Energy Co.*+                                  13,672       776,023
Rowan Cos., Inc.                                           25,500       763,215
W-H Energy Services, Inc.*                                 30,697       734,579
Patina Oil & Gas Corp.                                     16,100       644,000
Remington Oil & Gas Corp.*                                 18,700       589,424
El Paso Corp.+                                             54,049       571,838
Cabot Oil & Gas Corp.                                      10,000       551,500
Noble Energy, Inc.+                                         8,000       544,160
CARBO Ceramics, Inc.                                        7,400       519,110
Lone Star Technologies, Inc.*                              12,300       484,989
Houston Exploration Co.*                                    8,260       470,407
Patterson-UTI Energy, Inc.                                 17,700       442,854
Cal Dive International, Inc.*+                              9,716       440,135
Petroleum Development Corp.*                                8,594       323,908
St. Mary Land & Exploration Co.                             6,100       305,305
Petrofund Energy Trust+                                    20,600       301,172
Tesoro Corp.*+                                              7,800       288,756
Frontline, Ltd.                                             5,500       269,500
Atwood Oceanics, Inc.*                                      3,410       226,901
Plains Exploration &
   Production Co.*                                          6,500       226,850
EnCana Corp.                                                3,200       225,344
ENI-Ente Nazionale
   Idrocarburi -- SP ADR                                    1,500       195,240
Universal Compression Holdings,
   Inc.*                                                    5,027       190,372
Canadian Natural Resources Ltd.                             3,130       177,847
Precision Drilling Corp.*                                   1,983       148,051
Smith International, Inc.+                                  2,300       144,279


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   ENERGY FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Tetra Technologies, Inc.*                                   4,800  $    136,512
Maverick Tube Corp.*                                        4,100       133,291
Western Gas Resources, Inc.                                 3,750       129,188
General Maritime Corp.*                                     2,200       106,568
Kinder Morgan Energy Partners-LP                            2,100        94,500
Whiting Petroleum Corp.*                                      700        28,546
Ship Finance International Ltd.+                              630        12,789
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $120,127,662)                                              154,551,154
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $ 1,205,123     1,205,123
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,205,123)                                                  1,205,123
                                                                   ------------

SECURITIES LENDING COLLATERAL 16.9%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                  26,286,854    26,286,854
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $26,286,854)                                                26,286,854
                                                                   ------------
TOTAL INVESTMENTS 117.1%
   (Cost $147,619,639)                                             $182,043,131
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (17.1)%                                                $(26,544,737)
                                                                   ============
NET ASSETS - 100.0%                                                $155,498,394

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.

ADR--AMERICAN DEPOSITORY RECEIPT.


34 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   ENERGY SERVICES FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Schlumberger Ltd.                                         146,859  $ 10,350,622
Halliburton Co.                                           211,098     9,129,988
National-Oilwell Varco, Inc.*+                            173,586     8,106,466
Weatherford International Ltd.*+                          118,826     6,884,778
Baker Hughes, Inc.+                                       148,580     6,610,324
Transocean, Inc.*+                                        122,702     6,314,245
BJ Services Co.+                                          116,901     6,064,824
Diamond Offshore Drilling, Inc.+                          103,541     5,166,696
Nabors Industries Ltd.*+                                   85,952     5,083,201
Cooper Cameron Corp.*+                                     85,894     4,913,996
Noble Corp.+                                               85,360     4,798,086
Grant Prideco, Inc.*                                      178,812     4,320,098
ENSCO International, Inc.+                                108,757     4,095,789
Patterson-UTI Energy, Inc.+                               157,705     3,945,779
Tidewater, Inc.+                                           89,719     3,486,480
Veritas DGC, Inc.*+                                       115,767     3,468,379
Pride International, Inc.*+                               138,157     3,431,820
Helmerich & Payne, Inc.+                                   86,010     3,413,737
Smith International, Inc.+                                 52,964     3,322,432
Unit Corp.*+                                               71,089     3,211,090
Rowan Cos., Inc.                                          106,130     3,176,471
SEACOR Holdings, Inc.*+                                    44,955     2,865,881
Oceaneering International, Inc.*+                          68,997     2,587,388
Atwood Oceanics, Inc.*                                     35,323     2,350,392
Offshore Logistics, Inc.*                                  65,981     2,198,487
Cal Dive International, Inc.*+                             45,104     2,043,211
Lone Star Technologies, Inc.*                              51,427     2,027,767
Hydril*+                                                   33,468     1,954,866
W-H Energy Services, Inc.*                                 75,918     1,816,718
Maverick Tube Corp.*                                       51,417     1,671,567
Universal Compression Holdings,
    Inc.*                                                  43,855     1,660,789
CARBO Ceramics, Inc.                                       20,143     1,413,031
FMC Technologies, Inc.*                                    34,825     1,155,494
Tetra Technologies, Inc.*                                  36,010     1,024,124
Grey Wolf, Inc.*                                           51,418       338,330
Todco -- Class A*                                          11,915       307,884
Input/Output, Inc.*+                                       47,471       306,188
NS Group, Inc.*                                             6,380       200,396
Hanover Compressor Co.*+                                   13,872       167,435
Superior Energy Services*                                   7,800       134,160
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $109,604,911)                                              135,519,409
                                                                   ------------

                                                                         MARKET
                                                             FACE         VALUE
                                                           AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.1%
Repurchase Agreement (Note 4)
  2.55% due 04/01/05                                  $   228,525  $    228,525
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $228,525)                                                      228,525
                                                                   ------------

SECURITIES LENDING COLLATERAL 20.6%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                  27,993,328    27,993,328
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $27,993,328)                                                27,993,328
                                                                   ------------
TOTAL INVESTMENTS 120.3%
   (Cost $137,826,764)                                             $163,741,262
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.3)%                                                $(27,648,653)
                                                                   ============
NET ASSETS - 100.0%                                                $136,092,609

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Citigroup, Inc.                                            28,032  $  1,259,758
American International Group, Inc.+                        19,024     1,054,120
Wachovia Corp.+                                            19,050       969,835
J.P. Morgan Chase & Co.                                    27,102       937,729
Fannie Mae+                                                14,830       807,494
American Express Co.                                       14,196       729,249
Golden West Financial Corp.+                               11,920       721,160
National City Corp.                                        21,100       706,850
Countrywide Financial Corp.+                               21,190       687,827
Bank of New York Co., Inc.                                 22,829       663,182
XL Capital Ltd.                                             8,910       644,817
Principal Financial Group, Inc.                            16,712       643,245
ACE Ltd.+                                                  15,290       631,018
Vornado Realty Trust+                                       8,875       614,771
CNA Financial Corp.*                                       21,660       607,780
Plum Creek Timber (REIT) Co., Inc.                         16,893       603,080
Annaly Mortgage Management, Inc.+                          30,850       578,746
Trizec Properties, Inc.                                    30,410       577,790
Genworth Financial, Inc.
   -- Class A+                                             20,630       567,738
American Financial Group,
    Inc./OH+                                               18,169       559,605
AMB Property Corp.                                         14,770       558,306
New Century Financial Corp.                                11,750       550,135
SL Green Realty Corp.                                       9,692       544,884
AmerUs Group Co.                                           11,505       543,611
Reinsurance Group of America,
   Inc.+                                                   12,760       543,321
First American Corp.                                       16,420       540,875
Crescent Real Estate EQT Co.                               33,100       540,854
CBL & Associates Properties, Inc.                           7,493       535,824
Nationwide Financial Services, Inc.                        14,879       534,156
Ohio Casualty Corp.*                                       23,110       531,068
Entertainment Properties Trust                             12,760       528,647
PrivateBancorp, Inc.                                       16,795       527,531
Commercial Federal Corp.                                   19,060       527,009
Irwin Financial Corp.                                      22,711       522,807
FirstFed Financial Corp.*                                  10,230       521,832
Republic Bancorp, Inc./MI                                  38,355       519,327
Student Loan Corp.                                          2,461       514,374
Greater Bay Bancorp                                        21,010       512,854
Community Bank System, Inc.                                22,372       512,543
MBNA Corp.                                                 20,620       506,221
Moody's Corp.+                                              6,242       504,728
Bankunited Financial Corp.
   -- Class A*                                             18,645       500,805

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Stewart Information Services Corp.                         12,951  $    485,922
CB Richard Ellis Group,
   Inc. -- Class A*                                        13,797       482,757
First Bancorp Puerto Rico+                                 11,413       482,199
W Holding Co., Inc.                                        47,690       480,238
Uniao de Bancos Brasileiros SA                             13,510       464,474
Banco Itau Holding Financeira
   SA -- SP ADR                                             5,720       464,178
Banco Bradesco SA -- SP ADR+                               15,950       462,550
UBS AG+                                                     5,353       451,793
RenaissanceRe Holdings Ltd.+                                9,570       446,919
Flagstar Bancorp, Inc.+                                    22,470       439,289
Capital One Financial Corp.+                                5,765       431,049
Mellon Financial Corp.                                     14,507       414,030
Nara Bancorp, Inc.                                         28,510       400,566
Loews Corp.                                                 4,961       364,832
Radian Group, Inc.                                          7,300       348,502
State Street Corp.+                                         7,884       344,688
Doral Financial Corp.+                                     15,010       328,569
Eaton Vance Corp.                                          13,551       317,635
Bank of America Corp.+                                      6,396       282,064
Charles Schwab Corp.+                                      22,502       236,496
Franklin Resources, Inc.+                                   2,648       181,785
BankAtlantic Bancorp,
   Inc. -- Class A                                         10,320       179,568
Morgan Stanley                                              3,130       179,193
Merrill Lynch & Co., Inc.                                   2,860       161,876
Axis Capital Holdings Ltd.                                  5,910       159,806
SLM Corp.                                                   3,123       155,650
UICI                                                        5,260       127,555
ING Groep NV -- SP ADR                                      3,362       101,633
General Growth Properties, Inc.+                            2,980       101,618
Riggs National Corp.                                        5,290       100,986
First Marblehead Corp.*+                                    1,674        96,305
Chicago Mercantile Exchange Holdings,
   Inc.+                                                      466        90,418
Wells Fargo & Co.                                           1,499        89,640
Bear Stearns Cos., Inc.                                       787        78,621
Legg Mason, Inc.+                                             897        70,092
MoneyGram International, Inc.                               3,541        66,889
Investors Financial Services Corp.+                         1,093        53,459
AmeriCredit Corp.*+                                         1,906        44,677
American Capital Strategies, Ltd.                           1,264        39,702
Piper Jaffray Cos., Inc.*                                   1,066        39,005
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $36,310,815)                                               36,434,734
                                                                   ------------


36 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes To Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND

                                                                         MARKET
                                                             FACE         VALUE
                                                           AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 4)
  2.55% due 04/01/05                                  $   144,512  $    144,512
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $144,512)                                                      144,512
                                                                   ------------

SECURITIES LENDING COLLATERAL 15.1%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   5,539,792     5,539,792
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,539,792)                                                  5,539,792
                                                                   ------------
TOTAL INVESTMENTS 115.0%
   (Cost $41,995,119)                                              $ 42,119,038
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (15.0)%                                                $ (5,502,495)
                                                                   ============
NET ASSETS - 100.0%                                                $ 36,616,543

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.

ADR--AMERICAN DEPOSITORY RECEIPT.

REIT--REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   HEALTH CARE FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Pfizer, Inc.                                              165,923  $  4,358,797
Johnson & Johnson, Inc.+                                   55,949     3,757,535
Abbott Laboratories                                        50,353     2,347,457
Amgen, Inc.*+                                              40,026     2,329,913
UnitedHealth Group, Inc.+                                  21,028     2,005,651
Bristol-Myers Squibb Co.+                                  69,078     1,758,726
Eli Lilly & Co.                                            29,053     1,513,661
Aetna, Inc.+                                               17,978     1,347,451
Medtronic, Inc.                                            25,584     1,303,505
Merck & Co., Inc.                                          40,238     1,302,504
Boston Scientific Corp.*                                   42,403     1,241,984
Caremark Rx, Inc.*+                                        30,025     1,194,395
Cardinal Health, Inc.+                                     19,066     1,063,883
HCA, Inc.+                                                 19,326     1,035,294
Genzyme Corp.*+                                            17,520     1,002,845
Zimmer Holdings, Inc.*+                                    12,810       996,746
Wyeth                                                      21,547       908,852
Genentech, Inc.*+                                          15,606       883,456
Biogen Idec, Inc.*+                                        22,440       774,404
Allergan, Inc.+                                            10,820       751,665
WellPoint, Inc.*                                            5,860       734,551
St. Jude Medical, Inc.*                                    19,890       716,040
Forest Laboratories, Inc.*+                                19,166       708,184
Becton, Dickinson & Co.                                    10,950       639,699
Express Scripts, Inc.*+                                     7,147       623,147
Quest Diagnostics, Inc.+                                    5,830       612,908
Patterson Cos., Inc.*+                                     12,110       604,895
Medimmune, Inc.*+                                          22,520       536,201
C.R. Bard, Inc.                                             7,800       531,024
Schering AG -- SP ADR+                                      7,861       525,115
IVAX Corp.*+                                               25,920       512,438
IMS Health, Inc.                                           20,940       510,727
Pacificare Health Systems, Inc.*+                           8,348       475,168
DENTSPLY International, Inc.                                8,170       444,530
Bausch & Lomb, Inc.+                                        5,706       418,250
Fisher Scientific International, Inc.*+                     7,330       417,224
Waters Corp.*                                              11,500       411,585
Coventry Health Care, Inc.*                                 5,974       407,068
Laboratory Corporation of America
    Holdings*+                                              8,410       405,362
Thermo Electron Corp.*                                     15,720       397,559
Hillenbrand Industries, Inc.                                6,685       370,817
Biomet, Inc.                                                9,920       360,096
Kinetic Concepts, Inc.*                                     5,893       351,517
Covance, Inc.*                                              7,200       342,792
Gilead Sciences, Inc.*                                      9,518       340,744

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Endo Pharmaceuticals Holdings,
   Inc.*                                                   14,910  $    336,221
Charles River Laboratories International,
   Inc.*+                                                   7,130       335,395
Henry Schein, Inc.*+                                        9,320       334,029
Invitrogen Corp.*+                                          4,816       333,267
Affymetrix, Inc.*+                                          7,270       311,447
Cephalon, Inc.*+                                            6,510       304,863
WebMD Corp.*+                                              35,804       304,334
American Pharmaceutical Partners,
   Inc.*+                                                   5,880       304,231
Edwards Lifesciences Corp.*+                                6,979       301,632
Hospira, Inc.*                                              9,299       300,079
PerkinElmer, Inc.                                          14,391       296,886
Dade Behring Holdings, Inc.*                                4,910       289,346
Humana, Inc.*+                                              8,897       284,170
Schering-Plough Corp.                                      15,525       281,779
Cytyc Corp.*                                               12,230       281,412
DaVita, Inc.*                                               6,540       273,699
Millennium Pharmaceuticals, Inc.*+                         32,220       271,292
Altana AG -- SP ADR+                                        4,102       260,477
Omnicare, Inc.+                                             7,256       257,225
Millipore Corp.*                                            5,768       250,331
WellChoice, Inc.*                                           4,580       244,160
Varian Medical Systems, Inc.*+                              7,100       243,388
Health Management Associates,
   Inc. -- Class A+                                         9,270       242,689
Pharmaceutical Product Development,
   Inc.*                                                    5,001       242,298
Beckman Coulter, Inc.+                                      3,584       238,157
Cerner Corp.*+                                              4,528       237,765
Manor Care, Inc.+                                           6,410       233,068
Sierra Health Services, Inc.*+                              3,528       225,228
Andrx Corp.*                                                9,151       207,453
Universal Health Services,
   Inc. -- Class B+                                         3,890       203,836
Immucor, Inc.*                                              6,510       196,537
Novo-Nordisk A/S -- SP ADR                                  3,359       187,499
Invacare Corp.                                              3,944       176,021
Varian, Inc.*                                               4,600       174,294
Centene Corp.*                                              5,792       173,702
Baxter International, Inc.                                  4,844       164,599
Community Health Systems, Inc.*                             4,599       160,551
American Healthways, Inc.*+                                 4,821       159,189
Stryker Corp.+                                              3,540       157,919
Haemonetics Corp./MA*                                       3,598       151,692
Chemed Corp.                                                1,897       145,083
Par Pharmaceutical Cos., Inc.*+                             4,318       144,394


38 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   HEALTH CARE FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Biosite, Inc.*+                                             2,449  $    127,421
Priority Healthcare Corp.
   -- Class B*                                              5,550       120,047
Conmed Corp.*                                               3,982       119,938
LCA-Vision, Inc.                                            3,500       116,550
Vertex Pharmaceuticals, Inc.*+                             12,173       113,939
Hologic, Inc.*                                              3,520       112,200
ArthroCare Corp.*                                           3,520       100,320
Mentor Corp.+                                               3,069        98,515
Analogic Corp.                                              2,220        96,015
SurModics, Inc.*+                                           2,900        92,539
Amedisys, Inc.*                                             2,580        78,045
Serono SA -- SP ADR                                         3,025        54,904
Regeneron Pharmaceuticals, Inc.*                            1,130         5,774
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $47,301,106)                                                55,734,209
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $   333,815       333,815
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $333,815)                                                      333,815
                                                                   ------------

SECURITIES LENDING COLLATERAL 19.4%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                  10,872,206    10,872,206
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,872,206)                                                10,872,206
                                                                   ------------
TOTAL INVESTMENTS 119.5%
   (Cost $58,507,127)                                              $ 66,940,230
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (19.5)%                                                $(10,910,507)
                                                                   ============
NET ASSETS - 100.0%                                                $ 56,029,723

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.

ADR--AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   INTERNET FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.8%

Cisco Systems, Inc.*                                       38,345  $    685,992
Yahoo!, Inc.*+                                             16,408       556,231
Time Warner, Inc.*                                         30,481       534,942
Qualcomm, Inc.                                             12,344       452,408
Research In Motion Ltd.*                                    4,626       353,519
eBay, Inc.*                                                 8,920       332,359
Amazon.com, Inc.*+                                          9,298       318,642
Juniper Networks, Inc.*+                                   13,756       303,457
Qwest Communications International,
   Inc.*+                                                  58,580       216,746
CheckFree Corp.*+                                           5,290       215,620
Ask Jeeves, Inc.*+                                          6,476       181,846
E*Trade Financial Corp.*                                   14,216       170,592
InterActiveCorp*+                                           7,539       167,894
Symantec Corp.*+                                            7,792       166,203
Sun Microsystems, Inc.*+                                   40,094       161,980
PalmOne, Inc.*+                                             6,234       158,219
Red Hat, Inc.*                                             14,063       153,427
EarthLink, Inc.*                                           16,627       149,643
WebMD Corp.*+                                              17,386       147,781
DoubleClick, Inc.*+                                        18,950       145,915
Netflix, Inc.*+                                            12,953       140,540
United Online, Inc.*+                                      12,511       130,990
Broadcom Corp. -- Class A*+                                 4,338       129,793
Intuit, Inc.*+                                              2,938       128,596
Internet Security Systems, Inc.*                            6,949       127,167
TIBCO Software, Inc.*                                      16,491       122,858
McAfee, Inc.*+                                              4,784       107,927
VeriSign, Inc.*+                                            3,657       104,956
Akamai Technologies, Inc.*                                  6,980        88,855
Check Point Software Technologies
   Ltd.*                                                    4,048        88,004
InfoSpace, Inc.*                                            2,010        82,068
Digital River, Inc.*                                        2,515        78,367
NetBank, Inc.                                               8,629        73,174
Google, Inc. -- Class A*                                      404        72,926
ValueClick, Inc.*                                           6,719        71,289
Siebel Systems, Inc.*                                       7,287        66,530
Websense, Inc.*                                             1,160        62,408
CIENA Corp.*                                               34,029        58,530
BEA Systems, Inc.*                                          6,345        50,570
Monster Worldwide, Inc.*                                    1,699        47,657
Verity, Inc.*                                               4,632        43,772
Macromedia, Inc.*+                                          1,299        43,516
F5 Networks, Inc.*                                            547        27,618

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Priceline.com, Inc.*                                        1,010  $     25,452
Jupitermedia Corp.*                                         1,125        17,449
Overstock.com, Inc.*                                          404        17,368
CNET Networks, Inc.*                                        1,756        16,577
FindWhat.com*                                               1,540        15,970
Foundry Networks, Inc.*+                                    1,415        14,009
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $5,320,064)                                                  7,628,352
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
SECURITIES LENDING COLLATERAL 14.7%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                 $ 1,121,759     1,121,759
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,121,759)                                                  1,121,759
                                                                   ------------
TOTAL INVESTMENTS 114.5%
   (Cost $6,441,823)                                               $  8,750,111
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (14.5)%                                                $ (1,110,300)
                                                                   ============
NET ASSETS - 100.0%                                                $  7,639,811

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.


40 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   LEISURE FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.3%

News Corp. -- Class A+                                    213,731  $  3,616,324
Time Warner, Inc.*+                                       166,154     2,916,003
Viacom, Inc. -- Class B                                    74,523     2,595,636
McDonald's Corp.                                           72,540     2,258,896
Walt Disney Co.+                                           72,476     2,082,235
Starbucks Corp.*                                           33,074     1,708,603
Hilton Hotels Corp.+                                       62,323     1,392,919
Darden Restaurants, Inc.+                                  41,102     1,261,009
International Game Technology, Inc.                        46,464     1,238,730
Marriott International, Inc.
   -- Class A+                                             18,416     1,231,294
Mandalay Resort Group                                      16,432     1,158,292
Brunswick Corp.                                            24,172     1,132,458
Hasbro, Inc.+                                              53,006     1,083,973
Carnival Corp.+                                            20,270     1,050,189
Electronic Arts, Inc.*+                                    19,175       992,881
Marvel Enterprises, Inc.*+                                 49,499       989,980
GTECH Holdings Corp.+                                      41,656       980,166
Choice Hotels International, Inc.                          15,786       977,943
Applebee's International, Inc.+                            34,497       950,737
Krispy Kreme Doughnuts, Inc.*+                            116,060       885,538
Ruby Tuesday, Inc.+                                        36,354       883,039
Argosy Gaming Co.*                                         18,972       871,194
Rare Hospitality International, Inc.*                      27,350       844,568
CEC Entertainment, Inc.*+                                  22,373       818,852
Jakks Pacific, Inc.*                                       36,120       775,496
International Speedway Corp.
   -- Class A                                              14,205       770,621
Harrah's Entertainment, Inc.+                              10,663       688,616
Activision, Inc.*                                          43,976       650,845
Jack in the Box, Inc.*                                     17,285       641,273
Napster, Inc.*+                                            90,550       589,480
Yum! Brands, Inc.+                                         11,268       583,795
Outback Steakhouse, Inc.                                   12,735       583,136
Polaris Industries, Inc.                                    7,898       554,676
Penn National Gaming, Inc.*                                17,750       521,495
Royal Caribbean Cruises Ltd.+                              11,510       514,382
Starwood Hotels & Resorts Worldwide,
   Inc.+                                                    7,598       456,108
Wendy's International, Inc.+                               10,851       423,623
MGM Mirage, Inc.*                                           5,230       370,389
Eastman Kodak Co.+                                         10,713       348,708
Mattel, Inc.                                               15,393       328,641
Caesars Entertainment, Inc.*+                              15,814       312,959

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Aztar Corp.*+                                               9,360  $    267,322
Ryan's Restaurant Group, Inc.*                             17,762       258,082
Arctic Cat, Inc.                                            8,484       229,577
Lone Star Steakhouse & Saloon, Inc.                         7,930       229,217
Nautilus, Inc.                                              9,240       219,542
Wynn Resorts Ltd.*+                                         2,849       192,991
Bally Total Fitness Holding Corp.*                         46,410       161,507
Pixar*                                                      1,327       129,449
Boyd Gaming Corp.                                           1,980       103,257
Station Casinos, Inc.                                         970        65,523
Multimedia Games, Inc.*                                     8,180        63,477
Meade Instruments Corp.*                                   21,724        63,217
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $41,740,244)                                                45,018,863
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 4)
  2.55% due 04/01/05                                  $   163,202       163,202
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $163,202)                                                      163,202
                                                                   ------------

SECURITIES LENDING COLLATERAL 21.1%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   9,561,992     9,561,992
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $9,561,992)                                                  9,561,992
                                                                   ------------
TOTAL INVESTMENTS 120.7%
   (Cost $51,465,438)                                              $ 54,744,057
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.7)%                                                $ (9,399,657)
                                                                   ============
NET ASSETS - 100.0%                                                $ 45,344,400

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   PRECIOUS METALS FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.2%

Newmont Mining Corp.+                                     521,496  $ 22,033,206
Freeport-McMoRan Copper & Gold,
    Inc. -- Class B+                                      375,965    14,891,974
Barrick Gold Corp.+                                       439,622    10,533,343
Placer Dome, Inc.                                         536,623     8,704,025
AngloGold Ashanti Ltd. -- SP ADR+                         231,043     7,959,431
Gold Fields Ltd. -- SP ADR+                               665,214     7,643,309
Goldcorp, Inc.+                                           518,500     7,367,885
Harmony Gold Mining Co. Ltd.
    -- SP ADR+                                            883,169     6,888,718
Wheaton River Minerals Ltd.*+                           1,771,827     6,289,986
Pan American Silver Corp.*                                363,573     5,764,450
Coeur d'Alene Mines Corp.*+                             1,466,144     5,380,748
Glamis Gold Ltd.                                          344,245     5,373,664
Agnico-Eagle Mines Ltd.+                                  358,115     5,210,573
Kinross Gold Corp.*                                       780,945     4,685,670
Meridian Gold, Inc.*+                                     276,880     4,662,659
Bema Gold Corp.*                                        1,636,892     4,386,871
Hecla Mining Co.*+                                        760,036     4,164,997
Silver Standard Resources, Inc.*+                         358,315     4,149,288
Apex Silver Mines Ltd.*                                   225,012     3,604,692
Stillwater Mining Co.*                                    344,310     3,391,454
Randgold Resources Ltd.
   -- SP ADR*+                                            262,174     3,240,471
Golden Star Resources Ltd.*+                            1,092,833     3,136,431
Novagold Resources, Inc.*                                 316,946     2,633,821
Crystallex International Corp.*                           685,117     2,404,761
DRDGOLD Ltd. -- SP ADR*+                                2,400,414     2,184,377
Cambior, Inc.*                                            935,273     2,029,542
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $116,722,471)                                              158,716,346
                                                                   ------------

                                                                         MARKET
                                                             FACE         VALUE
                                                           AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $   777,697  $    777,697
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $777,697)                                                      777,697
                                                                   ------------

SECURITIES LENDING COLLATERAL 35.8%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                  57,189,988    57,189,988
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $57,189,988)                                                57,189,988
                                                                   ------------
TOTAL INVESTMENTS 135.5%
   (Cost $174,690,156)                                             $216,684,031
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (35.5)%                                                $(56,727,037)
                                                                   ============
NET ASSETS - 100.0%                                                $159,956,994

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.

ADR--AMERICAN DEPOSITORY RECEIPT.


42 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   REAL ESTATE FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Realty Income Corp.                                        14,440  $    330,387
Equity Office Properties Trust                              7,844       236,340
Simon Property Group, Inc.                                  3,739       226,509
Equity Residential+                                         5,910       190,361
Vornado Realty Trust+                                       2,636       182,596
Public Storage, Inc.                                        3,100       176,514
General Growth Properties, Inc.+                            5,073       172,989
Boston Properties, Inc.                                     2,750       165,632
Plum Creek Timber (REIT) Co., Inc.                          4,637       165,541
Archstone-Smith Trust+                                      4,568       155,814
ProLogis                                                    4,199       155,783
KIMCO Realty Corp.+                                         2,875       154,962
Host Marriott Corp.+                                        9,170       151,855
St. Joe Co.                                                 2,224       149,675
AvalonBay Communities, Inc.                                 2,030       135,787
iStar Financial, Inc.                                       3,240       133,423
Developers Diversified Realty Corp.                         3,200       127,200
Duke Realty Corp.                                           4,170       124,474
Apartment Investment &
   Management Co. -- Class A+                               3,260       121,272
Liberty Property Trust                                      2,900       113,245
AMB Property Corp.                                          2,945       111,321
Trizec Properties, Inc.                                     5,700       108,300
Macerich Co.+                                               1,981       105,548
Weingarten Realty Investors+                                3,048       105,186
Health Care Property Investors, Inc.                        4,480       105,146
United Dominion Realty Trust, Inc.                          4,959       103,494
Regency Centers Corp.+                                      2,150       102,404
Hospitality Properties Trust                                2,536       102,404
Federal Realty Investment Trust                             2,084       100,761
Catellus Development Corp.                                  3,740        99,671
Mills Corp.+                                                1,880        99,452
Rayonier, Inc.                                              1,990        98,565
Reckson Associates Realty Corp.                             3,210        98,547
Forest City Enterprises,
   Inc. -- Class A                                          1,542        98,380
Thornburg Mortgage, Inc.                                    3,500        98,140
SL Green Realty Corp.                                       1,730        97,261
Mack-Cali Realty Corp.                                      2,262        95,796
Camden Property Trust                                       2,020        95,001
Pan Pacific Retail Properties, Inc.                         1,670        94,772
HRPT Properties Trust                                       7,931        94,458
New Plan Excel Realty Trust                                 3,754        94,263
Arden Realty, Inc.                                          2,773        93,866
Annaly Mortgage Management, Inc.+                           4,970        93,237
CBL & Associates Properties, Inc.                           1,303        93,178

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Friedman Billings Ramsey Group,
   Inc. -- Class A+                                         5,640  $     89,507
CenterPoint Properties Trust                                2,180        89,380
Ventas, Inc.                                                3,540        88,358
Crescent Real Estate EQT Co.                                5,356        87,517
First Industrial Realty Trust, Inc.                         2,287        86,517
Shurgard Storage Centers,
   Inc. -- Class A                                          2,101        86,099
Highwoods Properties, Inc.+                                 3,090        82,874
Healthcare Realty Trust, Inc.                               2,260        82,354
Capital Automotive REIT+                                    2,404        79,620
BRE Properties -- Class A                                   2,250        79,425
Essex Property Trust, Inc.                                  1,113        76,730
Brandywine Realty Trust                                     2,640        74,976
Health Care REIT, Inc.                                      2,310        73,920
Home Properties, Inc.                                       1,902        73,798
CarrAmerica Realty Corp.                                    2,330        73,511
Taubman Centers, Inc.                                       2,625        72,817
Nationwide Health Properties, Inc.                          3,578        72,311
Cousins Properties, Inc.                                    2,767        71,582
Prentiss Properties Trust                                   2,080        71,053
Washington Real Estate
   Investment Trust                                         2,450        70,438
Pennsylvania Real Estate
   Investment Trust                                         1,746        70,399
Lexington Corporate
   Properties Trust+                                        3,196        70,120
Kilroy Realty Corp.                                         1,695        69,342
Heritage Property Investment Trust                          2,332        69,214
Alexandria Real Estate Equities, Inc.                       1,072        69,015
Entertainment Properties Trust                              1,614        66,868
Commercial Net Lease Realty                                 3,568        65,830
Gables Residential Trust                                    1,969        65,568
Colonial Properties Trust                                   1,687        64,798
PS Business Parks, Inc.                                     1,585        63,876
Post Properties, Inc.                                       2,020        62,701
Senior Housing Properties Trust                             3,740        62,383
LaSalle Hotel Properties                                    1,979        57,490
Corporate Office Properties Trust
   SBI/MD                                                   2,162        57,250
FelCor Lodging Trust, Inc.*                                 4,596        57,128
Equity Lifestyle Properties, Inc.                           1,603        56,506
Eastgroup Properties                                        1,488        56,098
Sovran Self Storage, Inc.                                   1,397        55,363
Glimcher Realty Trust                                       2,302        54,557
Sun Communities, Inc.                                       1,511        54,094
Equity Inns, Inc.                                           4,700        51,841
National Health Investors, Inc.                             1,956        50,817


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   REAL ESTATE FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Mid-America Apartment
   Communities, Inc.                                        1,323  $     48,290
Parkway Properties, Inc./MD                                 1,026        47,914
Kramont Realty Trust                                        2,030        47,502
CRT Properties, Inc.                                        2,149        46,805
AMLI Residential Properties Trust                           1,700        46,563
Glenborough Realty Trust, Inc.                              2,435        46,557
Tanger Factory Outlet Centers, Inc.                         2,024        44,528
Cornerstone Realty Income Trust,
   Inc.                                                     4,481        44,452
Meristar Hospitality Corp.*                                 6,244        43,708
Innkeepers USA Trust                                        3,350        43,249
Saul Centers, Inc.                                          1,325        42,400
Ramco-Gershenson Properties                                 1,559        42,327
Town & Country Trust                                        1,590        42,056
Winston Hotels, Inc.                                        3,429        40,119
Trustreet Properties, Inc.                                  2,389        36,767
Correctional Properties Trust                               1,351        34,113
Universal Health Realty Income Trust                        1,133        32,007
Bedford Property Investors, Inc.                            1,410        30,780
Urstadt Biddle Properties, Inc.                             1,980        30,195
Associated Estates Realty Corp.                             2,883        28,744
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $8,127,744)                                                  9,512,631
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 1.4%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $   131,493       131,493
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $131,493)                                                      131,493
                                                                   ------------

SECURITIES LENDING COLLATERAL 11.1%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   1,060,338     1,060,338
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,060,338)                                                  1,060,338
                                                                   ------------
TOTAL INVESTMENTS 112.1%
   (Cost $9,319,575)                                               $ 10,704,462
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (12.1)%                                                $ (1,153,990)
                                                                   ============
NET ASSETS - 100.0%                                                $  9,550,472

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.

REIT - REAL ESTATE INVESTMENT TRUST.


44 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   RETAILING FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Wal-Mart Stores, Inc.+                                     15,965  $    800,006
Home Depot, Inc.+                                          15,377       588,016
Target Corp.                                               11,753       587,885
Sears Holdings Corp.*+                                      3,945       525,351
eBay, Inc.*                                                13,922       518,734
JC Penney Holding Co., Inc.                                 9,030       468,838
Lowe's Cos., Inc.+                                          7,996       456,492
Kohl's Corp.*+                                              8,571       442,521
Costco Wholesale Corp.+                                     9,835       434,510
Staples, Inc.                                              13,093       411,513
The Gap, Inc.+                                             18,148       396,352
Federated Department Stores, Inc.+                          6,124       389,731
Limited Brands, Inc.                                       15,343       372,835
Amazon.com, Inc.*+                                         10,773       369,191
Nordstrom, Inc.+                                            6,520       361,078
Walgreen Co.                                                7,380       327,820
Abercrombie & Fitch
   Co. -- Class A+                                          5,650       323,406
Chico's FAS, Inc.*+                                        11,392       321,938
American Eagle Outfitters, Inc.                            10,796       319,022
Neiman-Marcus Group,
   Inc. -- Class A+                                         3,410       312,049
Weight Watchers International, Inc.*                        6,849       294,370
May Department Stores Co.+                                  7,708       285,350
Urban Outfitters, Inc.*                                     5,936       284,750
OfficeMax, Inc.                                             8,363       280,160
Dollar Tree Stores, Inc.*+                                  9,630       276,670
Movie Gallery, Inc.+                                        9,514       272,861
Pacific Sunwear of California, Inc.*+                       9,440       264,131
Payless Shoesource, Inc.*+                                 16,157       255,119
Aeropostale, Inc.*+                                         7,540       246,935
Burlington Coat Factory
   Warehouse Corp.                                          8,354       239,760
Zale Corp.*                                                 8,010       238,057
Rent-A-Center, Inc.*                                        8,351       228,066
Cabela's, Inc. -- Class A*                                 10,840       223,629
Regis Corp.                                                 5,428       222,168
Insight Enterprises, Inc.*                                 12,053       211,651
InterActiveCorp*+                                           9,491       211,365
Too, Inc.*+                                                 8,080       199,334
Children's Place Retail Stores, Inc.*+                      4,150       198,162
Claire's Stores, Inc.                                       8,515       196,186
Building Material Holding Corp.                             4,359       193,888
Select Comfort Corp.*                                       9,162       187,271
CVS Corp.                                                   3,349       176,224
Bebe Stores, Inc.                                           4,790       162,620

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

United Auto Group, Inc.                                     5,558       154,679
NeighborCare, Inc.*                                         5,173       151,310
PETCO Animal Supplies, Inc.*                                3,980       146,504
Tuesday Morning Corp.*                                      5,059       146,053
AutoNation, Inc.*+                                          7,550       142,997
Best Buy Co., Inc.                                          1,941       104,833
Guitar Center, Inc.*+                                       1,810        99,242
AutoZone, Inc.*                                             1,040        89,128
TJX Cos., Inc.+                                             2,927        72,092
Advanced Marketing Services, Inc.*                         11,571        69,426
Coldwater Creek, Inc.*                                      3,610        66,713
Bed Bath & Beyond, Inc.*+                                   1,755        64,128
Longs Drug Stores Corp.+                                    1,430        48,935
BJ's Wholesale Club, Inc.*                                  1,456        45,223
Big Lots, Inc.*                                             2,960        35,579
Genuine Parts Co.                                             714        31,052
Dollar General Corp.                                        1,351        29,600
Aaron Rents, Inc.                                           1,111        22,220
Office Depot, Inc.*                                           903        20,029
Toys "R" Us, Inc.*                                            670        17,259
Family Dollar Stores, Inc.+                                   460        13,966
Sherwin-Williams Co.                                          309        13,593
RadioShack Corp.                                              550        13,475
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $12,392,922)                                                15,674,051
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $    87,347        87,347
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $87,347)                                                        87,347
                                                                   ------------

SECURITIES LENDING COLLATERAL 16.6%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   2,608,768     2,608,768
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,608,768)                                                  2,608,768
                                                                   ------------
TOTAL INVESTMENTS 116.6%
   (Cost $15,089,037)                                              $ 18,370,166
                                                                   ============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.6)%                                          $ (2,620,609)
                                                                   ============
NET ASSETS - 100.0%                                                $ 15,749,557

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   TECHNOLOGY FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Microsoft Corp.                                            89,941  $  2,173,874
Intel Corp.                                                64,821     1,505,792
Cisco Systems, Inc.*                                       77,750     1,390,947
Dell, Inc.*                                                27,122     1,042,027
Hewlett-Packard Co.                                        45,039       988,156
International Business Machines
   Corp.                                                   10,679       975,847
Motorola, Inc.+                                            51,819       775,730
Oracle Corp.*                                              61,717       770,228
Texas Instruments, Inc.                                    23,997       611,684
Yahoo!, Inc.*+                                             17,042       577,724
EMC Corp./MA*                                              43,904       540,897
Qualcomm, Inc.                                             14,493       531,168
Applied Materials, Inc.*+                                  27,322       443,982
Corning, Inc.*                                             39,402       438,544
Apple Computer, Inc.*                                       9,834       409,783
Xerox Corp.*                                               24,440       370,266
Juniper Networks, Inc.*+                                   15,580       343,695
First Data Corp.                                            7,611       299,188
Broadcom Corp. -- Class A*+                                 8,890       265,989
Symantec Corp.*+                                           10,008       213,471
Adobe Systems, Inc.                                         2,940       197,480
Network Appliance, Inc.*+                                   6,146       169,998
Electronic Data Systems Corp.+                              8,180       169,081
Google, Inc. -- Class A*+                                     920       166,069
Cadence Design Systems, Inc.*+                             11,005       164,525
Agilent Technologies, Inc.*                                 7,252       160,994
Micron Technology, Inc.*+                                  15,373       158,957
Lam Research Corp.*+                                        5,495       158,586
Computer Sciences Corp.*+                                   3,411       156,394
Novellus Systems, Inc.*+                                    5,653       151,105
Iron Mountain, Inc.*+                                       5,166       148,987
Total System Services, Inc.                                 5,923       148,016
KLA-Tencor Corp.*+                                          3,157       145,254
Fiserv, Inc.*+                                              3,606       143,519
Veritas Software Corp.*+                                    5,711       132,609
BMC Software, Inc.*                                         8,830       132,450
Xilinx, Inc.+                                               4,506       131,710
Siebel Systems, Inc.*+                                     14,180       129,463
Sabre Holdings Corp.+                                       5,830       127,560
Sun Microsystems, Inc.*+                                   31,441       127,022
Solectron Corp.*+                                          36,427       126,402
Compuware Corp.*                                           17,468       125,770
Microchip Technology, Inc.                                  4,634       120,530
National Semiconductor Corp.                                5,693       117,333
Global Payments, Inc.+                                      1,770       114,147
VeriSign, Inc.*+                                            3,976       114,111

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Ingram Micro, Inc. -- Class A*                              6,784  $    113,089
Advanced Micro Devices, Inc.*+                              6,997       112,792
Ceridian Corp.*                                             6,540       111,507
CheckFree Corp.*+                                           2,650       108,014
Sanmina-SCI Corp.*                                         20,291       105,919
Citrix Systems, Inc.*+                                      4,426       105,427
Autodesk, Inc.                                              3,530       105,053
Avnet, Inc.*                                                5,586       102,894
Electronic Arts, Inc.*+                                     1,960       101,489
Novell, Inc.*                                              16,894       100,688
Certegy, Inc.                                               2,900       100,398
Fair Isaac Corp.                                            2,900        99,876
Mettler Toledo International, Inc.*                         2,023        96,092
QLogic Corp.*+                                              2,345        94,972
NCR Corp.*+                                                 2,760        93,122
Harris Corp.                                                2,842        92,791
Teradyne, Inc.*+                                            6,334        92,476
Comverse Technology, Inc.*+                                 3,656        92,204
Cognizant Technology Solutions
   Corp.*+                                                  1,974        91,199
Unisys Corp.*                                              12,665        89,415
BearingPoint, Inc.*                                        10,010        87,788
Freescale Semiconductor,
   Inc. -- Class B*                                         5,074        87,526
Trimble Navigation Ltd.*                                    2,558        86,486
International Rectifier Corp.*+                             1,898        86,359
Nvidia Corp.*                                               3,530        83,873
Hyperion Solutions Corp.*+                                  1,882        83,015
BEA Systems, Inc.*                                         10,330        82,330
Ask Jeeves, Inc.*+                                          2,927        82,190
McAfee, Inc.*                                               3,575        80,652
Akamai Technologies, Inc.*                                  6,321        80,466
Titan Corp.*                                                4,430        80,449
Paychex, Inc.+                                              2,436        79,950
NAVTEQ Corp.*+                                              1,830        79,330
Parametric Technology Corp.*+                              13,650        76,303
SunGard Data Systems, Inc.*                                 2,209        76,210
Western Digital Corp.*                                      5,969        76,105
Red Hat, Inc.*                                              6,961        75,945
PMC - Sierra, Inc.*+                                        8,466        74,501
Varian Semiconductor Equipment
   Associates, Inc.*+                                       1,935        73,549
Flir Systems, Inc.*+                                        2,410        73,023
Alliance Data Systems Corp.*                                1,750        70,700
Anixter International, Inc.*+                               1,930        69,770
Integrated Circuit Systems, Inc.*                           3,630        69,406
Wind River Systems, Inc.*+                                  4,571        68,931
TIBCO Software, Inc.*                                       9,244        68,868
Zebra Technologies Corp. -- Class A*                        1,450        68,861


46 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   TECHNOLOGY FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Benchmark Electronics, Inc.*                                2,155  $     68,594
Semtech Corp.*                                              3,683        65,815
Macromedia, Inc.*+                                          1,830        61,305
Dionex Corp.*                                               1,120        61,040
Macrovision Corp.*+                                         2,650        60,394
Andrew Corp.*+                                              5,123        59,990
Avocent Corp.*                                              2,330        59,788
Take-Two Interactive Software, Inc.*+                       1,520        59,432
Factset Research Systems, Inc.+                             1,800        59,418
Cree, Inc.*+                                                2,695        58,616
Coherent, Inc.*                                             1,730        58,405
Fairchild Semiconductor
   International, Inc.*+                                    3,801        58,269
MPS Group, Inc.*                                            5,480        57,595
Belden CDT, Inc.+                                           2,590        57,524
Mentor Graphics Corp.*                                      4,120        56,444
Progress Software Corp.*                                    2,130        55,849
CACI International, Inc. -- Class A*                        1,010        55,782
Kronos, Inc./MA*                                            1,080        55,199
Jack Henry & Associates, Inc.                               3,060        55,049
Cymer, Inc.*                                                2,045        54,745
Microsemi Corp.*                                            3,340        54,409
Sybase, Inc.*+                                              2,890        53,349
Transaction Systems Architects,
   Inc. -- Class A*                                         2,300        53,245
Rambus, Inc.*                                               3,520        53,046
Activision, Inc.*                                           3,541        52,407
Filenet Corp.*                                              2,300        52,394
ADTRAN, Inc.                                                2,948        52,003
Hutchinson Technology, Inc.*                                1,470        51,127
Skyworks Solutions, Inc.*                                   8,029        50,984
Paxar Corp.*                                                2,300        49,082
Global Imaging Systems, Inc.*                               1,367        48,474
ATMI, Inc.*                                                 1,930        48,327
Synopsys, Inc.*+                                            2,650        47,965
Websense, Inc.*                                               889        47,828
FEI Co.*                                                    2,055        47,573
Micrel, Inc.*+                                              5,121        47,216
CSG Systems International, Inc.*                            2,890        47,078
Cogent, Inc.*                                               1,850        46,583
Internet Security Systems, Inc.*                            2,530        46,299
Retek, Inc.*                                                4,120        46,226
Harmonic, Inc.*                                             4,650        44,454
Cabot Microelectronics Corp.*+                              1,400        43,932
Utstarcom, Inc.*+                                           3,984        43,625

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Axcelis Technologies, Inc.*+                                5,976  $     43,625
Rogers Corp.*                                               1,040        41,600
Brooks Automation, Inc.*+                                   2,660        40,379
Checkpoint Systems, Inc.*                                   2,360        39,837
Manhattan Associates, Inc.*                                 1,850        37,685
Altiris, Inc.*+                                             1,580        37,683
MTS Systems Corp.                                           1,290        37,449
Advent Software, Inc.*                                      2,010        36,542
Synaptics, Inc.*                                            1,530        35,496
ViaSat, Inc.*                                               1,680        31,399
Talx Corp.                                                  1,565        28,420
Helix Technology Corp.                                      1,770        27,382
Computer Associates
   International, Inc.+                                       746        20,217
Agilsys, Inc.                                                 650        12,779
Scientific-Atlanta, Inc.                                      290         8,184
Avaya, Inc.*                                                  469         5,478
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $20,162,442)                                                25,230,101
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $   216,968       216,968
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $216,968)                                                      216,968
                                                                   ------------

SECURITIES LENDING COLLATERAL 15.3%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   3,883,668     3,883,668
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,883,668)                                                  3,883,668
                                                                   ------------
TOTAL INVESTMENTS 115.8%
   (Cost $24,263,078)                                              $ 29,330,737
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (15.8)%                                                $ (4,002,576)
                                                                   ============
NET ASSETS - 100.0%                                                $ 25,328,161

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Cisco Systems, Inc.*                                       41,857  $    748,822
Vodafone Group  PLC -- SP ADR+                             24,039       638,476
SBC Communications, Inc.+                                  23,248       550,745
Verizon Communications, Inc.+                              13,658       484,859
Nokia OYJ -- SP ADR*+                                      31,374       484,101
Qualcomm, Inc.                                             11,814       432,983
Motorola, Inc.+                                            27,659       414,055
Sprint Corp.+                                              14,811       336,950
Juniper Networks, Inc.*+                                   15,160       334,430
Telefonaktiebolaget LM Ericsson --
   SP ADR*+                                                11,541       325,456
Nextel Communications,
   Inc. -- Class A*+                                       10,791       306,680
BellSouth Corp.+                                           11,410       299,969
Corning, Inc.*+                                            26,501       294,956
AT&T Corp.                                                 13,804       258,825
Alltel Corp.+                                               4,411       241,943
Crown Castle International Corp.*                          14,904       239,358
CenturyTel, Inc.+                                           6,238       204,856
Telephone & Data Systems, Inc.                              2,226       181,642
Alcatel SA -- SP ADR*                                      15,006       181,122
American Tower Corp. -- Class A*+                           6,853       124,930
Comverse Technology, Inc.*+                                 4,948       124,789
U.S. Cellular Corp.*                                        2,709       123,612
Scientific-Atlanta, Inc.                                    4,295       121,205
Harris Corp.                                                3,566       116,430
Qwest Communications International,
   Inc.*+                                                  31,059       114,918
Citizens Communications Co.+                                8,445       109,278
Nextel Partners, Inc. -- Class A*                           4,898       107,560
Spectrasite, Inc.*                                          1,709        99,071
NII Holdings, Inc. -- Class B*+                             1,496        86,020
IDT Corp. -- Class B*                                       5,779        85,471
Andrew Corp.*+                                              6,908        80,893
Harmonic, Inc.*                                             8,372        80,036
Boston Communications Group, Inc.*                         10,760        76,611
ADTRAN, Inc.+                                               4,210        74,264
Avaya, Inc.*                                                6,138        71,692
JDS Uniphase Corp.*+                                       39,299        65,629

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

ADC Telecommunications, Inc.*                              32,540  $     64,755
Foundry Networks, Inc.*+                                    6,341        62,776
Plantronics, Inc.+                                          1,570        59,786
Commonwealth Telephone
   Enterprises, Inc.*                                       1,206        56,851
3Com Corp.*                                                15,639        55,675
Utstarcom, Inc.*+                                           5,030        55,079
Level 3 Communications, Inc.*+                             24,798        51,084
Symmetricom, Inc.*                                          4,510        50,016
Belden CDT, Inc.+                                           2,043        45,375
Avocent Corp.*                                              1,739        44,623
CIENA Corp.*                                               25,549        43,944
Lucent Technologies, Inc.*+                                14,833        40,791
General Communication -- Class A*                           4,146        37,853
Audiovox Corp. -- Class A*                                  2,749        35,022
Research In Motion Ltd.*+                                     410        31,332
ViaSat, Inc.*                                               1,512        28,259
C-COR, Inc.*                                                4,401        26,758
Inter-Tel, Inc.                                             1,077        26,387
Powerwave Technologies, Inc.*+                              3,340        25,852
Black Box Corp.                                               609        22,783
Digi International, Inc.*                                   1,609        22,075
Sonus Networks, Inc.*                                       5,110        21,666
Brooktrout, Inc.*                                           1,859        20,914
F5 Networks, Inc.*                                            410        20,701
Extreme Networks, Inc.*                                     3,150        18,554
PC-Tel, Inc.*                                               2,493        18,348
CommScope, Inc.*                                            1,043        15,603
Interdigital Communications Corp.*                            980        15,014
Network Equipment Technologies,
   Inc.*                                                    2,068        11,643
Tele Norte Leste Participacoes
   SA -- ADR*                                                 496         7,673
Freescale Semiconductor, Inc. --
   Class B*                                                   293         5,054
Tele Leste Celular Participacoes
   SA -- SP ADR*                                              431         3,672
McData Corp. -- Class A*                                      942         3,551
Ixia*                                                         100         1,779
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $6,860,340)                                                  9,673,885
                                                                   ------------


48 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND

                                                                         MARKET
                                                             FACE         VALUE
                                                           AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.1%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $     8,860  $      8,860
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,860)                                                          8,860
                                                                   ------------

SECURITIES LENDING COLLATERAL 28.8%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   2,794,613     2,794,613
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,794,613)                                                  2,794,613
                                                                   ------------
TOTAL INVESTMENTS 128.5%
   (Cost $9,663,813)                                               $ 12,477,358
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (28.5)%                                                $ (2,766,138)
                                                                   ============
NET ASSETS - 100.0%                                                $  9,711,220

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.

ADR--AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   TRANSPORTATION FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

United Parcel Service,
   Inc. -- Class B+                                        23,065  $  1,677,748
FedEx Corp.                                                14,535     1,365,563
Burlington Northern Santa Fe Corp.                         21,329     1,150,273
Norfolk Southern Corp.                                     29,648     1,098,458
CSX Corp.+                                                 19,725       821,546
Union Pacific Corp.+                                       11,683       814,305
Southwest Airlines Co.                                     46,562       663,043
Yellow Roadway Corp.*+                                     11,291       660,975
CNF, Inc.                                                  12,575       588,384
Expeditors International Washington,
   Inc.+                                                    7,333       392,682
Alaska Air Group, Inc.*+                                   13,216       389,079
J.B. Hunt Transport Services, Inc.                          8,715       381,455
Ryder System, Inc.+                                         9,024       376,301
Landstar System, Inc.*                                     10,046       329,006
Arkansas Best Corp.+                                        8,324       314,481
C.H. Robinson Worldwide, Inc.+                              5,452       280,942
SkyWest, Inc.                                              14,584       271,117
Alexander & Baldwin, Inc.+                                  6,101       251,361
EGL, Inc.*+                                                10,717       244,348
Swift Transportation Co., Inc.*+                           10,295       227,931
Florida East Coast Industries, Inc.                         5,310       225,569
British Airways  PLC -- SP ADR*                             4,477       224,880
Forward Air Corp.                                           5,216       222,097
Heartland Express, Inc.                                    10,795       206,724
JetBlue Airways Corp.*+                                    10,673       203,214
AirTran Holdings, Inc.*+                                   20,910       189,235
Kirby Corp.*                                                4,416       185,604
AMR Corp.*+                                                16,140       172,698
Frontier Airlines, Inc.*                                   14,984       157,032
Overnite Corp.                                              4,370       139,796
Knight Transportation, Inc.                                 5,514       136,030
Kansas City Southern*+                                      6,062       116,754
Delta Air Lines, Inc.*+                                    23,839        96,548
USF Corp.                                                   1,890        91,211
Canadian Pacific Railway Ltd.                               2,440        87,767
Pinnacle Airlines Corp.*                                    7,780        82,624
Canadian National Railway Co.                               1,190        75,339
Werner Enterprises, Inc.                                    3,785        73,543
SCS Transportation, Inc.*                                   3,735        69,434
Sirva, Inc.*                                                8,588        61,061

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

U.S. Xpress Enterprises,
   Inc. -- Class A*                                         3,654  $     59,743
CP Ships Ltd.+                                              4,120        58,422
Pacer International, Inc.*                                  2,354        56,237
Genesee & Wyoming, Inc. -- Class A*                         1,605        41,586
Mesa Air Group, Inc.*                                       4,863        34,041
HUB Group, Inc. -- Class A*                                   465        29,142
FLYi, Inc.*                                                   117           149
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $11,768,226)                                                15,395,478
                                                                   ------------
                                                             FACE
                                                           AMOUNT
                                                      -----------
SECURITIES LENDING COLLATERAL 21.0%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                 $ 3,246,736     3,246,736
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,246,736)                                                  3,246,736
                                                                   ------------
TOTAL INVESTMENTS 120.5%
   (Cost $15,014,962)                                              $ 18,642,214
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.5)%                                                $ (3,174,984)
                                                                   ============
NET ASSETS - 100.0%                                                $ 15,467,230

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.

ADR--AMERICAN DEPOSITORY RECEIPT.


50 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
   UTILITIES FUND

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Exelon Corp.+                                              21,545  $    988,712
TXU Corp.+                                                 12,110       964,319
Duke Energy Corp.+                                         34,427       964,300
American Electric Power Co., Inc.+                         25,644       873,435
PG&E Corp.+                                                24,194       825,015
Southern Co.+                                              23,734       755,453
Progress Energy, Inc.+                                     17,449       731,986
Entergy Corp.                                              10,243       723,770
Dominion Resources, Inc./VA+                                8,882       661,087
NiSource, Inc.+                                            28,683       653,686
FPL Group, Inc.                                            16,144       648,182
AES Corp.*+                                                39,151       641,293
Edison International                                       18,199       631,869
Xcel Energy, Inc.+                                         35,347       607,261
Public Service Enterprise Group,
   Inc.+                                                   11,091       603,239
FirstEnergy Corp.+                                         13,487       565,780
Sempra Energy+                                             14,052       559,832
Energy East Corp.+                                         21,157       554,737
Consolidated Edison, Inc.+                                 13,032       549,690
OGE Energy Corp.+                                          20,375       549,106
Constellation Energy Group, Inc.                           10,485       542,074
DTE Energy Co.+                                            11,779       535,709
PPL Corp.+                                                  9,513       513,607
Northeast Utilities                                        24,137       465,120
Atmos Energy Corp.                                         17,121       462,267
Peoples Energy Corp.                                       11,025       462,168
Ameren Corp.+                                               9,315       456,528
SCANA Corp.                                                11,930       455,965
Alliant Energy Corp.                                       16,612       444,869
KeySpan Corp.+                                             11,280       439,582
Questar Corp.                                               7,121       421,919
Pepco Holdings, Inc.+                                      19,616       411,740
Oneok, Inc.+                                               13,083       403,218
Allegheny Energy, Inc.*+                                   18,170       375,392
MDU Resources Group, Inc.                                  13,237       365,606
CH Energy Group, Inc.                                       7,962       363,863
NSTAR                                                       6,645       360,824
NRG Energy, Inc.*                                          10,181       347,681
DPL, Inc.+                                                 12,759       318,975
Westar Energy, Inc.                                        14,332       310,144
IDACORP, Inc.+                                             10,828       307,190

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

CMS Energy Corp.*+                                         23,020  $    300,181
Equitable Resources, Inc.                                   5,124       294,323
Reliant Energy, Inc.*+                                     25,842       294,082
Hawaiian Electric Industries, Inc.                         11,374       290,264
Puget Energy, Inc.                                         13,105       288,834
Energen Corp.                                               4,320       287,712
AGL Resources, Inc.                                         8,149       284,645
New Jersey Resources Corp.                                  6,530       284,251
Nicor, Inc.+                                                7,381       273,761
National Fuel Gas Co.+                                      9,120       260,741
Cinergy Corp.+                                              6,417       260,017
Unisource Energy Corp.                                      8,281       256,463
TECO Energy, Inc.+                                         15,872       248,873
UGI Corp.                                                   5,436       246,903
PNM Resources, Inc.+                                        9,217       245,910
Pinnacle West Capital Corp.                                 5,601       238,099
Sierra Pacific Resources*+                                 22,004       236,543
WPS Resources Corp.                                         4,380       231,790
Vectren Corp.                                               8,678       231,182
Wisconsin Energy Corp.                                      6,440       228,620
Southern Union Co.*+                                        8,526       214,075
Aqua America, Inc.                                          8,775       213,671
Avista Corp.                                               10,963       191,853
Calpine Corp.*+                                            65,389       183,089
Aquila, Inc.*+                                             47,298       181,151
Dynegy, Inc. -- Class A*+                                  44,743       174,945
Southwest Gas Corp.                                         6,860       165,738
Laclede Group, Inc.                                         5,523       161,272
El Paso Electric Co.*+                                      8,240       156,560
Allete, Inc.                                                3,740       156,519
UIL Holding Corp.                                           2,519       127,587
Northwest Natural Gas Co.                                   3,510       126,957
Great Plains Energy, Inc.+                                  3,761       115,011
Central Vermont Public Service Corp.                        4,093        92,011
Green Mountain Power Corp.                                  2,390        70,027
Cleco Corp.                                                 2,898        61,727
CenterPoint Energy, Inc.+                                   4,662        56,084
Piedmont Natural Gas Co.                                    2,360        54,374
Cascade Natural Gas Corp.                                   2,298        45,868
American States Water Co.                                   1,753        44,351
Black Hills Corp.                                             455        15,047
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $27,409,918)                                                30,708,304
                                                                   ------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (CONCLUDED)                               March 31, 2005
--------------------------------------------------------------------------------
   UTILITIES FUND

                                                                         MARKET
                                                             FACE         VALUE
                                                           AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 4)
   2.55% due 04/01/05                                 $   203,704  $    203,704
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $203,704)                                                      203,704
                                                                   ------------

SECURITIES LENDING COLLATERAL 26.5%
Investment in Securities Lending Short Term
Investment Portfolio Held by
   U.S. Bank (Note 7)                                   8,189,817     8,189,817
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,189,817)                                                  8,189,817
                                                                   ------------
TOTAL INVESTMENTS 126.8%
   (Cost $35,803,439)                                              $ 39,101,825
                                                                   ============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (26.8)%                                                $ (8,260,543)
                                                                   ============
NET ASSETS - 100.0%                                                $ 30,841,282

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      7.


52 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

This page intentionally left blank.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 53

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                            BASIC             BIO-        CONSUMER
                                                                         BANKING        MATERIALS       TECHNOLOGY        PRODUCTS
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4, and 7)                         $     9,760,783  $    65,857,858  $   104,662,646  $   58,108,035
Cash in Custodian Bank                                                        --               --               --              --
Receivable for Securities Sold (Note 1)                                2,274,591               --        2,040,540              --
Receivable for Shares Purchased                                        1,078,890          838,006        2,260,436       4,060,878
Investment Income Receivable (Note 1)                                     18,901           86,861            6,448         110,042
Receivable for Securities Lending                                             53            1,463            4,737             357
Other Assets                                                                  --               --               --             604
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                      13,133,218       66,784,188      108,974,807      62,279,916
==================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 7)                      1,009,928       11,151,732       16,783,608       6,950,324
Payable for Securities Purchased (Note 1)                                     --          698,978               --       1,676,444
Liability for Shares Redeemed                                          3,370,045          193,104        4,251,045       2,764,304
Investment Advisory Fee Payable (Note 2)                                   7,962           50,640           66,140          31,337
Transfer Agent and Administrative Fee Payable (Note 2)                     2,342           14,894           19,453           9,217
Distribution and Service Fee Payable (Note 2)                                943            3,112            1,490           3,985
Portfolio Accounting Fee Payable (Note 2)                                    937            5,958            7,781           3,687
Custody Fees Payable                                                         245            1,463            1,944             924
Cash Payable to Custodian Bank (Note 1)                                       --               --               --              --
Other Liabilities                                                          4,029            6,885           22,739           7,039
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                  4,396,431       12,126,766       21,154,200      11,447,261
==================================================================================================================================
NET ASSETS                                                       $     8,736,787  $    54,657,422  $    87,820,607  $   50,832,655
==================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                  $    52,441,835  $    71,223,514  $   265,314,892  $   64,745,831
Undistributed Net Investment Income                                      169,776          141,284               --         159,297
Accumulated Net Realized Loss on Investments                         (44,436,549)     (22,565,646)    (204,804,683)    (17,992,114)
Net Unrealized Appreciation (Depreciation) on Investments                561,725        5,858,270       27,310,398       3,919,641
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $     8,736,787  $    54,657,422  $    87,820,607  $   50,832,655
==================================================================================================================================
 Investor Class                                                  $     4,899,031  $    34,039,427  $    74,889,628  $   15,470,238
 Advisor Class                                                         2,955,383       12,986,889       10,231,099      26,851,493
 A-Class                                                                  15,201          210,022           74,450         463,202
 C-Class                                                                 867,172        7,421,084        2,625,430       8,047,722

SHARES OUTSTANDING
 Investor Class                                                          481,898        1,110,121        4,258,156         507,274
 Advisor Class                                                           304,087          436,038          604,947         905,318
 A-Class                                                                   1,563            7,039            4,399          15,600
 C-Class                                                                  89,730          252,062          155,582         272,534

NET ASSET VALUES
 Investor Class                                                  $         10.17  $         30.66  $         17.59  $        30.50
 Advisor Class                                                              9.72            29.78            16.91           29.66
 A-Class                                                                    9.72            29.84            16.93           29.69
 A-Class Maximum Offering Price Per Share**                                10.20            31.33            17.77           31.17
 C-Class                                                                    9.66            29.44            16.87           29.53

 *    THE COST OF SECURITIES AT VALUE IS $9,199,058, $59,999,588, $77,352,248,
      $54,188,394, $38,148,313, $147,619,639, $137,826,764, $41,995,119,
      $58,507,127, $6,441,823, $51,465,438, AND $174,690,156, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


54 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                  March 31, 2005
--------------------------------------------------------------------------------

                                                                                                            ENERGY       FINANCIAL
                                                                     ELECTRONICS           ENERGY         SERVICES        SERVICES
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4, and 7)                         $    48,531,233  $   182,043,131  $   163,741,262  $   42,119,038
Cash in Custodian Bank                                                       974               --               --              --
Receivable for Securities Sold (Note 1)                                       --               --               --       1,405,653
Receivable for Shares Purchased                                        3,233,834        5,316,593        2,037,481          75,437
Investment Income Receivable (Note 1)                                      1,790           77,438           48,974          88,190
Receivable for Securities Lending                                            385            3,474            1,813           1,734
Other Assets                                                                  --               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                      51,768,216      187,440,636      165,829,530      43,690,052
==================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 7)                      6,465,824       26,286,854       27,993,328       5,539,792
Payable for Securities Purchased (Note 1)                                     --        3,522,459          723,006              --
Liability for Shares Redeemed                                          3,364,632        1,906,604          849,850       1,482,319
Investment Advisory Fee Payable (Note 2)                                  28,696          129,278          105,091          26,195
Transfer Agent and Administrative Fee Payable (Note 2)                     8,440           38,023           30,909           7,704
Distribution and Service Fee Payable (Note 2)                              1,852            6,745            5,936           3,382
Portfolio Accounting Fee Payable (Note 2)                                  3,376           15,209           12,364           3,082
Custody Fees Payable                                                         810            3,650            2,968             739
Cash Payable to Custodian Bank (Note 1)                                       --               --               --              --
Other Liabilities                                                         10,628           33,420           13,469          10,296
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                  9,884,258       31,942,242       29,736,921       7,073,509
==================================================================================================================================
NET ASSETS                                                       $    41,883,958  $   155,498,394  $   136,092,609  $   36,616,543
==================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                  $   202,374,345  $   133,901,847  $   191,158,187  $   82,798,580
Undistributed Net Investment Income                                           --          271,239               --         228,012
Accumulated Net Realized Loss on Investments                        (170,873,307)     (13,098,184)     (80,980,076)    (46,533,968)
Net Unrealized Appreciation (Depreciation) on Investments             10,382,920       34,423,492       25,914,498         123,919
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $    41,883,958  $   155,498,394  $   136,092,609  $   36,616,543
==================================================================================================================================
 Investor Class                                                  $    27,150,457  $   111,762,048  $    99,602,918  $    7,740,789
 Advisor Class                                                        12,613,482       24,999,926       24,647,173      27,181,212
 A-Class                                                                   1,080          743,689          313,086           5,235
 C-Class                                                               2,118,939       17,992,731       11,529,432       1,689,307

SHARES OUTSTANDING
 Investor Class                                                        2,633,105        6,527,456        3,307,144         679,300
 Advisor Class                                                         1,267,482        1,501,104          843,875       2,443,144
 A-Class                                                                     108           44,582           10,704             470
 C-Class                                                                 214,001        1,092,377          397,796         153,421

NET ASSET VALUES
 Investor Class                                                  $         10.31  $         17.12  $         30.12  $        11.40
 Advisor Class                                                              9.95            16.65            29.21           11.13
 A-Class                                                                    9.96            16.68            29.25           11.13
 A-Class Maximum Offering Price Per Share**                                10.46            17.51            30.71           11.69
 C-Class                                                                    9.90            16.47            28.98           11.01


                                                                          HEALTH                                          PRECIOUS
                                                                            CARE         INTERNET          LEISURE          METALS
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4, and 7)                         $    66,940,230  $     8,750,111  $    54,744,057  $  216,684,031
Cash in Custodian Bank                                                        --               --               --              --
Receivable for Securities Sold (Note 1)                                  762,922               --               --       8,135,024
Receivable for Shares Purchased                                        5,169,285        1,016,923        7,493,716       4,543,115
Investment Income Receivable (Note 1)                                     38,070               --            9,312          34,251
Receivable for Securities Lending                                            762              617            7,400          29,865
Other Assets                                                                  --               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                      72,911,269        9,767,651       62,254,485     229,426,286
==================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 7)                     10,872,206        1,121,759        9,561,992      57,189,988
Payable for Securities Purchased (Note 1)                                     --          412,845        6,403,951              --
Liability for Shares Redeemed                                          5,937,203          569,669          889,799      12,034,473
Investment Advisory Fee Payable (Note 2)                                  40,148            5,124           30,380         134,540
Transfer Agent and Administrative Fee Payable (Note 2)                    11,808            1,507            8,935          44,847
Distribution and Service Fee Payable (Note 2)                              2,374              447            3,781           5,581
Portfolio Accounting Fee Payable (Note 2)                                  4,723              603            3,574          17,939
Custody Fees Payable                                                       1,140              178              907           9,009
Cash Payable to Custodian Bank (Note 1)                                       --           13,354               --              --
Other Liabilities                                                         11,944            2,354            6,766          32,915
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                 16,881,546        2,127,840       16,910,085      69,469,292
==================================================================================================================================
NET ASSETS                                                       $    56,029,723  $     7,639,811  $    45,344,400  $  159,956,994
==================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                  $    86,624,087  $    44,606,664  $    62,375,443  $  214,941,564
Undistributed Net Investment Income                                           --               --               --              --
Accumulated Net Realized Loss on Investments                         (39,027,467)     (39,275,141)     (20,309,662)    (96,978,445)
Net Unrealized Appreciation (Depreciation) on Investments              8,433,103        2,308,288        3,278,619      41,993,875
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $    56,029,723  $     7,639,811  $    45,344,400  $  159,956,994
==================================================================================================================================
 Investor Class                                                  $    35,500,497  $     5,210,443  $    15,080,061  $  130,717,902
 Advisor Class                                                        16,511,104          829,400       27,749,790       8,596,119
 A-Class                                                                   1,052            3,929           12,224         217,254
 C-Class                                                               4,017,070        1,596,039        2,502,325      20,425,719

SHARES OUTSTANDING
 Investor Class                                                        2,793,860          161,368          494,416       3,667,448
 Advisor Class                                                         1,348,020           26,410          945,782         243,015
 A-Class                                                                      86              125              417           6,135
 C-Class                                                                 329,665           51,379           85,149         594,308

NET ASSET VALUES                                                 $         12.71  $         32.29  $         30.50  $        35.64
 Investor Class                                                            12.25            31.41            29.34           35.37
 Advisor Class                                                             12.25            31.45            29.34           35.41
 A-Class                                                                   12.86            33.02            30.80           37.18
 A-Class Maximum Offering Price Per Share**                                12.19            31.06            29.39           34.37



                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 55

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------

                                                                            REAL                                          TELECOM-
                                                                          ESTATE        RETAILING       TECHNOLOGY     MUNICATIONS
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4 and 7)                          $    10,704,462  $    18,370,166  $    29,330,737  $   12,477,358
Receivable for Securities Sold (Note 1)                                2,414,278          627,939       12,218,264       2,113,602
Receivable for Shares Purchased                                        1,995,682        2,302,625           40,175           5,027
Investment Income Receivable (Note 1)                                     50,211            9,447           10,955          10,134
Receivable for Securities Lending                                            445              400              247             440
Other Assets                                                                  11               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                      15,165,089       21,310,577       41,600,378      14,606,561
==================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 7)                      1,060,338        2,608,768        3,883,668       2,794,613
Payable for Securities Purchased (Note 1)                                     --               --               --              --
Liability for Shares Redeemed                                          4,534,008        2,932,059       12,336,784       2,078,895
Investment Advisory Fee Payable (Note 2)                                   9,545           10,603           27,494           8,655
Transfer Agent and Administrative Fee Payable (Note 2)                     2,807            3,119            8,087           2,546
Distribution and Service Fee Payable (Note 2)                                828            1,063            1,929             641
Portfolio Accounting Fee Payable (Note 2)                                  1,123            1,247            3,235           1,018
Custody Fees Payable                                                         300              306              903             280
Cash Payable to Custodian Bank (Note 1)                                       --               --               --              --
Other Liabilities                                                          5,668            3,855           10,117           8,693
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                  5,614,617        5,561,020       16,272,217       4,895,341
==================================================================================================================================
NET ASSETS                                                       $     9,550,472  $    15,749,557  $    25,328,161  $    9,711,220
==================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                  $    10,985,710  $    50,005,342  $   104,788,915  $   49,437,890
Undistributed Net Investment Income                                           --               --          132,662          72,364
Accumulated Net Realized Loss on Investments                          (2,820,125)     (37,536,914)     (84,661,075)    (42,612,579)
Net Unrealized Appreciation (Depreciation) on Investments              1,384,887        3,281,129        5,067,659       2,813,545
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $     9,550,472  $    15,749,557  $    25,328,161  $    9,711,220
==================================================================================================================================
 Investor Class                                                              N/A  $     7,529,293  $    13,345,946  $    6,002,695
 Advisor Class                                                               N/A        6,445,016       10,692,745       1,921,529
 A-Class                                                         $        70,963            1,149            5,966           2,646
 C-Class                                                               1,293,142        1,774,099        1,283,504       1,784,350
 H-Class                                                               8,186,367              N/A              N/A             N/A
SHARES OUTSTANDING
 Investor Class                                                              N/A          612,329        1,289,116         419,002
 Advisor Class                                                               N/A          537,350        1,062,944         138,439
 A-Class                                                                   2,549               96              593             190
 C-Class                                                                  46,788          150,327          128,251         129,253
 H-Class                                                                 293,965              N/A              N/A             N/A
NET ASSET VALUES
 Investor Class                                                              N/A  $         12.30  $         10.35  $        14.33
 Advisor Class                                                               N/A            11.99            10.06           13.88
 A-Class                                                         $         27.84            12.01            10.07           13.90
 A-Class Maximum Offering Price Per Share**                                29.23            12.61            10.57           14.59
 C-Class                                                                   27.64            11.80            10.01           13.81
 H-Class                                                                   27.85              N/A              N/A             N/A

 *    THE COST OF SECURITIES AT VALUE IS $9,319,575, $15,089,037, $24,263,078,
      $9,663,813, $15,014,962 AND $35,803,439, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


56 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                  March 31, 2005
--------------------------------------------------------------------------------

                                                           TRANSPORTATION        UTILITIES
                                                                     FUND             FUND
------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 4 and 7)                    $   18,642,214   $   39,101,825
Receivable for Securities Sold (Note 1)                           150,770               --
Receivable for Shares Purchased                                    52,848        3,090,123
Investment Income Receivable (Note 1)                              12,527           80,229
Receivable for Securities Lending                                   1,292              571
Other Assets                                                           --               --
------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               18,859,651       42,272,748
==========================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 7)               3,246,736        8,189,817
Payable for Securities Purchased (Note 1)                              --        3,013,793
Liability for Shares Redeemed                                      90,970          185,926
Investment Advisory Fee Payable (Note 2)                           13,114           23,455
Transfer Agent and Administrative Fee Payable (Note 2)              3,857            6,898
Distribution and Service Fee Payable (Note 2)                       1,054            1,831
Portfolio Accounting Fee Payable (Note 2)                           1,543            2,759
Custody Fees Payable                                                  381              677
Cash Payable to Custodian Bank (Note 1)                            29,808               --
Other Liabilities                                                   4,958            6,310
------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                           3,392,421       11,431,466
==========================================================================================
NET ASSETS                                                 $   15,467,230   $   30,841,282
==========================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                            $   33,628,814   $   38,525,654
Undistributed Net Investment Income                                    --          185,017
Accumulated Net Realized Loss on Investments                  (21,788,836)     (11,167,775)
Net Unrealized Appreciation (Depreciation) on Investments       3,627,252        3,298,386
------------------------------------------------------------------------------------------
   NET ASSETS                                              $   15,467,230   $   30,841,282
==========================================================================================
 Investor Class                                            $    7,889,561   $   17,861,487
 Advisor Class                                                  5,747,870        8,044,983
 A-Class                                                           22,323          127,510
 C-Class                                                        1,807,476        4,807,302
 H-Class                                                              N/A              N/A
SHARES OUTSTANDING
 Investor Class                                                   351,841          756,093
 Advisor Class                                                    269,749          350,385
 A-Class                                                            1,046            5,543
 C-Class                                                           83,254          213,985
 H-Class                                                              N/A              N/A
NET ASSET VALUES
 Investor Class                                            $        22.42   $        23.62
 Advisor Class                                                      21.31            22.96
 A-Class                                                            21.34            23.00
 A-Class Maximum Offering Price Per Share**                         22.40            24.15
 C-Class                                                            21.71            22.47
 H-Class                                                              N/A              N/A



                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 57

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                            BASIC             BIO-        CONSUMER
                                                                         BANKING        MATERIALS       TECHNOLOGY        PRODUCTS
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                $         2,385  $         5,877  $        18,095  $        4,779
Interest from Securities Lending, net (Note 7)                               668            4,564           35,198           3,151
Dividends, Net of Foreign Tax Withheld* (Note 1)                         444,537          854,754           57,211         886,978
Other Income                                                                  --               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                         447,590          865,195          110,504         894,908
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 2)                                        148,382          398,276        1,129,588         386,508
Transfer Agent and Administrative Fees (Note 2)                           43,642          117,140          332,232         113,679
Distribution and Service Fees (Note 2):
    Advisor Class                                                         30,598           46,324           64,785          97,564
    A-Class                                                                   32              393               88              47
    C-Class                                                               11,400           58,302           42,903          33,788
Portfolio Accounting Fees (Note 2)                                        17,457           46,856          132,893          45,472
Trustees' Fees**                                                             666            1,451            4,605           1,544
Custody Fees                                                               4,538           11,939           30,809          10,863
Miscellaneous                                                             21,028           46,342          141,123          46,144
----------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                       277,743          727,023        1,879,026         735,609
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                             169,847          138,172       (1,768,522)        159,299
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                  2,175,903        1,098,535       (1,123,615)     (2,351,007)
----------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                     2,175,903        1,098,535       (1,123,615)     (2,351,007)
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                 (1,571,784)       2,081,456      (21,683,061)        215,950
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                  (1,571,784)       2,081,456      (21,683,061)        215,950
----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                           604,119        3,179,991      (22,806,676)     (2,135,057)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $       773,966  $     3,318,163  $   (24,575,198) $   (1,975,758)
==================================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $1,852, $1,415, $7,232, $0, $385, $109,899,
      $0, $516, $842, $0, $72, AND $96,166, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


58 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                       Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                                                                            ENERGY       FINANCIAL
                                                                     ELECTRONICS           ENERGY         SERVICES        SERVICES
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                $         5,413  $        15,043  $        10,468  $        4,621
Interest from Securities Lending, net (Note 7)                             5,082           18,253            9,111           5,132
Dividends, Net of Foreign Tax Withheld* (Note 1)                         106,870        2,260,223          304,919         922,252
Other Income                                                             123,383            2,133               --           6,149
----------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                         240,748        2,295,652          324,498         938,154
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 2)                                        364,895        1,129,087          598,570         352,666
Transfer Agent and Administrative Fees (Note 2)                          107,322          332,084          176,050         103,725
Distribution and Service Fees (Note 2):
    Advisor Class                                                         36,518           89,513           77,359         133,834
    A-Class                                                                    4              390              137              24
    C-Class                                                               16,459          116,106           62,686          22,083
Portfolio Accounting Fees (Note 2)                                        42,929          132,834           70,420          41,490
Trustees' Fees**                                                           1,414            4,129            2,072           1,409
Custody Fees                                                              10,015           31,206           17,257          10,187
Miscellaneous                                                             45,857          142,559           64,131          44,711
----------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                       625,413        1,977,908        1,068,682         710,129
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                            (384,665)         317,744         (744,184)        228,025
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                 (3,257,590)       9,188,986        3,128,884       4,973,109
----------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                    (3,257,590)       9,188,986        3,128,884       4,973,109
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                 (7,619,836)      25,563,323       14,572,251      (6,409,510)
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                  (7,619,836)      25,563,323       14,572,251      (6,409,510)
----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                       (10,877,426)      34,752,309       17,701,135      (1,436,401)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $   (11,262,091) $    35,070,053  $    16,956,951  $   (1,208,376)
==================================================================================================================================


                                                                          HEALTH                                          PRECIOUS
                                                                            CARE         INTERNET          LEISURE          METALS
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                $         6,457  $         3,369  $         5,207  $       23,139
Interest from Securities Lending, net (Note 7)                             7,855            9,138           25,432         192,260
Dividends, Net of Foreign Tax Withheld* (Note 1)                         492,649           11,578          251,836       1,948,101
Other Income                                                                  --               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                         506,961           24,085          282,475       2,163,500
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 2)                                        449,221          184,568          323,122       1,439,490
Transfer Agent and Administrative Fees (Note 2)                          132,124           54,285           95,036         479,830
Distribution and Service Fees (Note 2):
    Advisor Class                                                        105,434           29,732           92,072          28,306
    A-Class                                                                   18              425                8             180
    C-Class                                                               42,729           19,946           25,215         180,758
Portfolio Accounting Fees (Note 2)                                        52,849           21,714           38,014         191,417
Trustees' Fees**                                                           1,759              766            1,040           6,199
Custody Fees                                                              15,210            7,175            9,907          52,591
Miscellaneous                                                             56,443           21,809           34,452         193,383
----------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                       855,787          340,420          618,866       2,572,154
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                            (348,826)        (316,335)        (336,391)       (408,654)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                 (3,249,304)      (2,195,060)      (1,226,024)    (19,196,131)
----------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                    (3,249,304)      (2,195,060)      (1,226,024)    (19,196,131)
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                    730,774       (3,701,725)        (431,887)    (41,721,258)
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                     730,774       (3,701,725)        (431,887)    (41,721,258)
----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                        (2,518,530)      (5,896,785)      (1,657,911)    (60,917,389)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $    (2,867,356) $    (6,213,120) $    (1,994,302) $  (61,326,043)
==================================================================================================================================



                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 59

STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                            REAL                                          TELECOM-
                                                                          ESTATE        RETAILING       TECHNOLOGY     MUNICATIONS
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                $         4,429  $         2,214  $         5,110  $        2,261
Interest from Securities Lending, net (Note 7)                             5,835            4,268            3,912           4,507
Dividends, Net of Foreign Tax Withheld* (Note 1)                       1,490,732          116,761          792,895         268,685
Other Income                                                                  --               --          108,783          80,242
----------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                       1,500,996          123,243          910,700         355,695
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 2)                                        346,730          134,814          422,999         153,471
Transfer Agent and Administrative Fees (Note 2)                          101,979           39,651          124,412          45,139
Distribution and Service Fees (Note 2):
    Advisor Class                                                             --           32,700          102,321          20,169
    A-Class                                                                  145                2               18               9
    C-Class                                                               15,088           15,028           17,405          17,675
    H-Class                                                               98,063               --               --              --
Portfolio Accounting Fees (Note 2)                                        40,792           15,861           49,765          18,055
Trustees' Fees**                                                           1,373              563            1,362             643
Custody Fees                                                              10,961            4,046           13,107           4,351
Miscellaneous                                                             43,519           17,107           46,649          23,948
----------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                       658,650          259,772          778,038         283,460
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                             842,346         (136,529)         132,662          72,235
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                   (286,860)       3,617,578       (4,711,370)        367,392
----------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                      (286,860)       3,617,578       (4,711,370)        367,392
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                   (195,704)      (3,842,246)      (3,517,771)     (2,754,260)
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                    (195,704)      (3,842,246)      (3,517,771)     (2,754,260)
----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                          (482,564)        (224,668)      (8,229,141)     (2,386,868)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $       359,782  $      (361,197) $    (8,096,479) $   (2,314,633)
==================================================================================================================================

 * NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $17,573, $1,298, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


60 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                       Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                        TRANSPORTATION      UTILITIES
                                                                  FUND           FUND
-------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                         $      3,853   $      2,788
Interest from Securities Lending, net (Note 7)                  31,922          4,711
Dividends, Net of Foreign Tax Withheld* (Note 1)               235,034      1,095,557
Other Income                                                        --         15,662
-------------------------------------------------------------------------------------
    Total Income                                               270,809      1,118,718
-------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 2)                              288,747        250,823
Transfer Agent and Administrative Fees (Note 2)                 84,926         73,771
Distribution and Service Fees (Note 2):
    Advisor Class                                               57,847         26,342
    A-Class                                                         68            238
    C-Class                                                     17,154         35,585
    H-Class                                                         --             --
Portfolio Accounting Fees (Note 2)                              33,970         29,509
Trustees' Fees**                                                 1,027            927
Custody Fees                                                     8,203          8,470
Miscellaneous                                                   32,771         30,372
-------------------------------------------------------------------------------------
    Total Expenses                                             524,713        456,037
-------------------------------------------------------------------------------------
Net Investment Income (Loss)                                  (253,904)       662,681
=====================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                       (1,759,210)     3,105,892
-------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                          (1,759,210)     3,105,892
-------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                        2,986,695        292,684
-------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)         2,986,695        292,684
-------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                               1,227,485      3,398,576
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS     $    973,581   $  4,061,257
=====================================================================================



                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 61

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                BASIC
                                                                            BANKING FUND                   MATERIALS FUND
                                                                 --------------------------------  -------------------------------
                                                                          PERIOD             YEAR           PERIOD            YEAR
                                                                           ENDED            ENDED            ENDED           ENDED
                                                                       MARCH 31,        MARCH 31,        MARCH 31,       MARCH 31,
                                                                            2005             2004             2005            2004
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $       169,847  $       294,395  $       138,172  $       41,945
Net Realized Gain (Loss) on Investments                                2,175,903        5,208,481        1,098,535         970,658
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                     (1,571,784)       1,372,506        2,081,456       3,001,762
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                    773,966        6,875,382        3,318,163       4,014,365
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                       (154,276)        (209,950)              --         (49,324)
   Advisor Class                                                        (119,014)         (89,392)              --         (31,401)
   A-Class                                                                  (753)              --               --              --
   C-Class                                                               (20,423)         (54,513)              --          (5,139)
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  (294,466)        (353,855)              --         (85,864)
==================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    241,217,426      263,796,205      418,066,714     473,178,311
   Advisor Class                                                      75,431,191       72,237,973       92,089,560      92,130,121
   A-Class*                                                               35,445               --          606,462              --
   C-Class                                                            20,785,926       50,411,033       43,781,179      47,893,683
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                        143,776          203,266               --          44,847
   Advisor Class                                                         115,466           88,307               --          31,221
   A-Class*                                                                  753               --               --              --
   C-Class                                                                19,988           54,225               --           5,100
COST OF SHARES REDEEMED
   Investor Class                                                   (249,711,598)    (263,744,420)    (415,397,485)   (449,151,836)
   Advisor Class                                                     (76,041,820)     (70,212,037)     (93,440,891)    (82,034,028)
   A-Class*                                                              (20,464)              --         (422,793)             --
   C-Class                                                           (21,764,204)     (49,129,264)     (42,485,938)    (43,555,515)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                            (9,788,115)       3,705,288        2,796,808      38,541,904
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                 (9,308,615)      10,226,815        6,114,971      42,470,405
NET ASSETS--BEGINNING OF PERIOD                                       18,045,402        7,818,587       48,542,451       6,072,046
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $     8,736,787  $    18,045,402  $    54,657,422  $   48,542,451
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $       169,776  $       294,395  $       141,284  $           --
==================================================================================================================================


                                                                  BIOTECHNOLOGY
                                                                      FUND
                                                        ---------------------------------
                                                               PERIOD                YEAR
                                                                ENDED               ENDED
                                                            MARCH 31,           MARCH 31,
                                                                 2005                2004
-----------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                            $  (1,768,522)    $    (2,385,128)
Net Realized Gain (Loss) on Investments                    (1,123,615)         37,486,079
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                         (21,683,061)         16,876,861
-----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations     (24,575,198)         51,977,812
-----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                  --                  --
   Advisor Class                                                   --                  --
   A-Class                                                         --                  --
   C-Class                                                         --                  --
-----------------------------------------------------------------------------------------
   Total Distributions to Shareholders                             --                  --
=========================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                         939,296,748       1,031,631,184
   Advisor Class                                           56,552,141          94,623,436
   A-Class*                                                   103,417                  --
   C-Class                                                 30,771,978          47,745,758
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                  --                  --
   Advisor Class                                                   --                  --
   A-Class*                                                        --                  --
   C-Class                                                         --                  --
COST OF SHARES REDEEMED
   Investor Class                                        (980,867,566)     (1,051,806,619)
   Advisor Class                                          (54,810,712)       (113,174,050)
   A-Class*                                                   (22,836)                 --
   C-Class                                                (30,522,525)        (46,052,318)
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                (39,499,355)        (37,032,609)
-----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     (64,074,553)         14,945,203
NET ASSETS--BEGINNING OF PERIOD                           151,895,160         136,949,957
-----------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                               $  87,820,607     $   151,895,160
=========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                     $          --     $            --
=========================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


62 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                            CONSUMER                         ELECTRONICS
                                                                          PRODUCTS FUND                         FUND
                                                                 --------------------------------  -------------------------------
                                                                          PERIOD             YEAR           PERIOD            YEAR
                                                                           ENDED            ENDED            ENDED           ENDED
                                                                       MARCH 31,        MARCH 31,        MARCH 31,       MARCH 31,
                                                                            2005             2004             2005            2004
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $       159,299  $        13,315  $      (384,665) $   (1,012,716)
Net Realized Gain (Loss) on Investments                               (2,351,007)       2,045,572       (3,257,590)      9,964,058
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                        215,950        3,169,653       (7,619,836)     12,806,032
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                 (1,975,758)       5,228,540      (11,262,091)     21,757,374
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                         (3,974)          (7,352)              --              --
   Advisor Class                                                          (6,521)         (33,486)              --              --
   A-Class                                                                   (12)              --               --              --
   C-Class                                                                (2,810)            (722)              --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                   (13,317)         (41,560)              --              --
==================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    345,364,944      196,708,966      789,501,056   1,182,685,864
   Advisor Class                                                     124,365,818       70,622,826       57,354,167     118,356,865
   A-Class*                                                              479,054               --            2,522              --
   C-Class                                                            57,863,269       36,489,048       18,919,451      59,217,693
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                          3,756            7,015               --              --
   Advisor Class                                                           6,407           33,452               --              --
   A-Class*                                                                   12               --               --              --
   C-Class                                                                 2,134              712               --              --
COST OF SHARES REDEEMED
   Investor Class                                                   (351,675,844)    (175,988,859)    (799,089,161) (1,185,302,845)
   Advisor Class                                                    (110,487,986)     (64,068,113)     (46,786,342)   (126,081,528)
   A-Class*                                                              (18,752)              --           (1,672)             --
   C-Class                                                           (54,257,308)     (32,771,945)     (17,405,528)    (59,966,230)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                            11,645,504       31,033,102        2,494,493     (11,090,181)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                  9,656,429       36,220,082       (8,767,598)     10,667,193
NET ASSETS--BEGINNING OF PERIOD                                       41,176,226        4,956,144       50,651,556      39,984,363
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $    50,832,655  $    41,176,226  $    41,883,958  $   50,651,556
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $       159,297  $        13,315  $            --  $           --
==================================================================================================================================


                                                                             ENERGY                        ENERGY SERVICES
                                                                              FUND                               FUND
                                                                 --------------------------------  -------------------------------
                                                                          PERIOD             YEAR           PERIOD            YEAR
                                                                           ENDED            ENDED            ENDED           ENDED
                                                                       MARCH 31,        MARCH 31,        MARCH 31,       MARCH 31,
                                                                            2005             2004             2005            2004
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $       317,744  $       (41,288) $      (744,184) $     (431,254)
Net Realized Gain (Loss) on Investments                                9,188,986          (23,811)       3,128,884      (7,151,198)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                     25,563,323        7,642,139       14,572,251       7,523,532
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                 35,070,053        7,577,040       16,956,951         (58,920)
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                        (34,949)         (65,462)              --              --
   Advisor Class                                                          (7,337)          (3,224)              --              --
   A-Class                                                                   (35)              --               --              --
   C-Class                                                                (4,183)          (8,487)              --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                   (46,504)         (77,173)              --              --
==================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    849,279,981      461,186,112      492,223,751     512,981,517
   Advisor Class                                                     116,768,117       62,110,100      116,589,502      79,146,593
   A-Class*                                                            1,228,359               --          832,467              --
   C-Class                                                            73,091,678       40,063,775       49,949,687      35,220,082
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                         32,874           63,093               --              --
   Advisor Class                                                           7,117            2,956               --              --
   A-Class*                                                                   35               --               --              --
   C-Class                                                                 3,676            7,225               --              --
COST OF SHARES REDEEMED
   Investor Class                                                   (825,695,467)    (408,781,015)    (451,801,558)   (478,723,101)
   Advisor Class                                                    (101,748,850)     (65,939,874)    (120,388,840)    (57,562,377)
   A-Class*                                                             (550,655)              --         (517,996)             --
   C-Class                                                           (65,208,344)     (36,159,264)     (43,230,251)    (33,279,811)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                            47,208,521       52,553,108       43,656,762      57,782,903
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                 82,232,070       60,052,975       60,613,713      57,723,983
NET ASSETS--BEGINNING OF PERIOD                                       73,266,324       13,213,349       75,478,896      17,754,913
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $   155,498,394  $    73,266,324  $   136,092,609  $   75,478,896
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $       271,239  $            --  $            --  $           --
==================================================================================================================================



                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 63

--------------------------------------------------------------------------------

                                                                        FINANCIAL SERVICES                   HEALTH CARE
                                                                               FUND                             FUND
                                                                 --------------------------------  -------------------------------
                                                                          PERIOD             YEAR           PERIOD            YEAR
                                                                           ENDED            ENDED            ENDED           ENDED
                                                                       MARCH 31,        MARCH 31,        MARCH 31,       MARCH 31,
                                                                            2005             2004             2005            2004
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $       228,025  $       281,199  $      (348,826) $     (387,621)
Net Realized Gain (Loss) on Investments                                4,973,109        9,599,350       (3,249,304)      5,293,825
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                     (6,409,510)       4,142,729          730,774       3,382,303
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                 (1,208,376)      14,023,278       (2,867,356)      8,288,507
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                        (62,675)         (70,122)              --              --
   Advisor Class                                                        (191,382)        (132,732)              --              --
   A-Class                                                                  (150)              --               --              --
   C-Class                                                               (13,028)          (4,995)              --              --
   H-Class                                                                    --               --               --              --
Realized Gain on Investment
   Investor Class                                                             --               --               --              --
   Advisor Class                                                              --               --               --              --
   A-Class                                                                    --               --               --              --
   C-Class                                                                    --               --               --              --
   H-Class                                                                    --               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  (267,235)        (207,849)              --              --
==================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    252,572,863      594,476,418      395,058,540     461,247,376
   Advisor Class                                                      84,180,268       92,754,854       78,074,909     109,155,775
   A-Class**                                                              36,285               --           28,151              --
   C-Class                                                            30,017,238       32,748,098       26,311,496      59,658,401
   H-Class                                                                    --               --               --              --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                         53,649           64,634               --              --
   Advisor Class                                                         188,379          131,474               --              --
   A-Class**                                                                 150               --               --              --
   C-Class                                                                12,484            4,814               --              --
   H-Class                                                                    --               --               --              --
COST OF SHARES REDEEMED
   Investor Class                                                   (278,559,637)    (571,461,138)    (377,619,512)   (457,266,075)
   Advisor Class                                                     (97,329,407)     (75,838,329)     (87,657,299)   (110,591,221)
   A-Class**                                                             (32,298)              --          (27,800)             --
   C-Class                                                           (30,597,571)     (31,113,073)     (25,039,882)    (57,672,536)
   H-Class                                                                    --               --               --              --
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                           (39,457,597)      41,767,752        9,128,603       4,531,720
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                (40,933,208)      55,583,181        6,261,247      12,820,227
NET ASSETS--BEGINNING OF PERIOD                                       77,549,751       21,966,570       49,768,476      36,948,249
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $    36,616,543  $    77,549,751  $    56,029,723  $   49,768,476
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $       228,012  $       267,224  $            --  $           --
==================================================================================================================================


                                                                             INTERNET
                                                                               FUND
                                                                 --------------------------------
                                                                          PERIOD             YEAR
                                                                           ENDED            ENDED
                                                                       MARCH 31,        MARCH 31,
                                                                            2005             2004
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $      (316,335) $      (310,606)
Net Realized Gain (Loss) on Investments                               (2,195,060)       1,363,068
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                     (3,701,725)       5,188,786
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                 (6,213,120)       6,241,248
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                             --               --
   Advisor Class                                                              --               --
   A-Class                                                                    --               --
   C-Class                                                                    --               --
   H-Class                                                                    --               --
Realized Gain on Investment
   Investor Class                                                             --               --
   Advisor Class                                                              --               --
   A-Class                                                                    --               --
   C-Class                                                                    --               --
   H-Class                                                                    --               --
-------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                        --               --
=================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    491,707,297      307,483,479
   Advisor Class                                                      42,003,577       52,850,390
   A-Class**                                                             792,552               --
   C-Class                                                            16,336,597       25,321,387
   H-Class                                                                    --               --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                             --               --
   Advisor Class                                                              --               --
   A-Class**                                                                  --               --
   C-Class                                                                    --               --
   H-Class                                                                    --               --
COST OF SHARES REDEEMED
   Investor Class                                                   (497,370,417)    (300,417,421)
   Advisor Class                                                     (51,859,911)     (42,633,764)
   A-Class**                                                            (845,031)              --
   C-Class                                                           (15,849,814)     (24,193,100)
   H-Class                                                                    --               --
=================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                           (15,085,150)      18,410,971
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                (21,298,270)      24,652,219
NET ASSETS--BEGINNING OF PERIOD                                       28,938,081        4,285,862
-------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $     7,639,811  $    28,938,081
=================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $            --  $            --
=================================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- C-CLASS AND
      H-CLASS.

**    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


64 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

                                                                             LEISURE                          PRECIOUS
                                                                               FUND                          METALS FUND
                                                                 --------------------------------  -------------------------------
                                                                          PERIOD             YEAR           PERIOD            YEAR
                                                                           ENDED            ENDED            ENDED           ENDED
                                                                       MARCH 31,        MARCH 31,        MARCH 31,       MARCH 31,
                                                                            2005             2004             2005            2004
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $      (336,391) $      (109,457) $      (408,654) $     (721,423)
Net Realized Gain (Loss) on Investments                               (1,226,024)        (805,028)     (19,196,131)      4,801,309
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                       (431,887)       3,278,299      (41,721,258)     66,036,897
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                 (1,994,302)       2,363,814      (61,326,043)     70,116,783
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                             --               --               --         (48,427)
   Advisor Class                                                              --               --               --          (1,106)
   A-Class                                                                    --               --               --              --
   C-Class                                                                    --               --               --          (3,871)
   H-Class                                                                    --               --               --              --
Realized Gain on Investment
   Investor Class                                                             --               --               --              --
   Advisor Class                                                              --               --               --              --
   A-Class                                                                    --               --               --              --
   C-Class                                                                    --               --               --              --
   H-Class                                                                    --               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                        --               --               --         (53,404)
==================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    332,169,247      316,109,325    1,403,091,432   2,222,457,741
   Advisor Class                                                     134,713,068      112,989,606      112,779,045     114,284,635
   A-Class**                                                             448,675               --          377,850              --
   C-Class                                                            47,880,936       26,328,135       69,663,093      74,911,860
   H-Class                                                                    --               --               --              --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                             --               --               --          46,062
   Advisor Class                                                              --               --               --           1,084
   A-Class**                                                                  --               --               --              --
   C-Class                                                                    --               --               --           3,010
   H-Class                                                                    --               --               --              --
COST OF SHARES REDEEMED
   Investor Class                                                   (341,874,154)    (293,974,669)  (1,453,961,718) (2,126,062,885)
   Advisor Class                                                    (144,792,594)     (78,428,491)    (104,957,896)   (113,643,013)
   A-Class**                                                            (431,485)              --         (136,955)             --
   C-Class                                                           (47,759,570)     (24,356,804)     (62,643,258)    (62,325,519)
   H-Class                                                                    --               --               --              --
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                           (19,645,877)      58,667,102      (35,788,407)    109,672,975
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                (21,640,179)      61,030,916      (97,114,450)    179,736,354
NET ASSETS--BEGINNING OF PERIOD                                       66,984,579        5,953,663      257,071,444      77,335,090
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $    45,344,400  $    66,984,579  $   159,956,994  $  257,071,444
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $            --  $            --  $            --  $           --
==================================================================================================================================


                                                                           REAL ESTATE                        RETAILING
                                                                               FUND                              FUND
                                                                 --------------------------------  -------------------------------
                                                                          PERIOD           PERIOD           PERIOD            YEAR
                                                                           ENDED            ENDED            ENDED           ENDED
                                                                       MARCH 31,        MARCH 31,        MARCH 31,       MARCH 31,
                                                                            2005            2004*             2005            2004
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $       842,346  $       100,970  $      (136,529) $     (356,962)
Net Realized Gain (Loss) on Investments                                 (286,860)        (185,854)       3,617,578       2,049,891
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                       (195,704)       1,580,591       (3,842,246)      4,958,442
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                    359,782        1,495,707         (361,197)      6,651,371
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                             --               --               --              --
   Advisor Class                                                              --               --               --              --
   A-Class                                                                   (83)              --               --              --
   C-Class                                                                (2,226)              --               --              --
   H-Class                                                               (45,426)              --               --              --
Realized Gain on Investment
   Investor Class                                                             --               --               --              --
   Advisor Class                                                              --               --               --              --
   A-Class                                                                  (317)              --               --              --
   C-Class                                                                (8,473)              --               --              --
   H-Class                                                              (172,890)              --               --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  (229,415)              --               --              --
==================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                             --               --      278,778,445     638,371,020
   Advisor Class                                                              --               --       56,431,348     116,765,742
   A-Class**                                                             535,354               --            1,000              --
   C-Class                                                            46,910,839       13,513,589       16,601,681      29,035,589
   H-Class                                                           989,759,317      118,721,497               --              --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                             --               --               --              --
   Advisor Class                                                              --               --               --              --
   A-Class**                                                                  57               --               --              --
   C-Class                                                                10,629               --               --              --
   H-Class                                                               188,915               --               --              --
COST OF SHARES REDEEMED
   Investor Class                                                             --               --     (282,642,489)   (630,825,978)
   Advisor Class                                                              --               --      (65,873,104)   (120,895,914)
   A-Class**                                                            (450,080)              --               --              --
   C-Class                                                           (53,068,353)      (6,081,457)     (17,149,592)    (27,151,949)
   H-Class                                                        (1,057,944,178)     (44,171,731)              --              --
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                           (74,057,500)      81,981,898      (13,852,711)      5,298,510
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                (73,927,133)      83,477,605      (14,213,908)     11,949,881
NET ASSETS--BEGINNING OF PERIOD                                       83,477,605               --       29,963,465      18,013,584
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $     9,550,472  $    83,477,605  $    15,749,557  $   29,963,465
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $            --  $        47,735  $            --  $           --
==================================================================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- C-CLASS AND
      H-CLASS.

**    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 65

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                            TECHNOLOGY                   TELECOMMUNICATIONS
                                                                               FUND                             FUND
                                                                 --------------------------------  -------------------------------
                                                                          PERIOD             YEAR           PERIOD            YEAR
                                                                           ENDED            ENDED            ENDED           ENDED
                                                                       MARCH 31,        MARCH 31,        MARCH 31,       MARCH 31,
                                                                            2005             2004             2005            2004
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $       132,662  $      (747,504) $        72,235  $      (46,317)
Net Realized Gain (Loss) on Investments                               (4,711,370)      11,535,322          367,392          69,736
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                     (3,517,771)       6,235,635       (2,754,260)      4,287,270
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                 (8,096,479)      17,023,453       (2,314,633)      4,310,689
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                             --               --               --         (26,174)
   Advisor Class                                                              --               --               --         (11,281)
   A-Class                                                                    --               --               --              --
   C-Class                                                                    --               --               --          (4,468)
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                        --               --               --         (41,923)
==================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    570,657,640      633,656,147      212,586,902     389,067,784
   Advisor Class                                                      83,646,308       92,267,160       27,053,362      32,832,108
   A-Class*                                                               34,891               --           10,943              --
   C-Class                                                            65,412,312      252,095,654       18,111,398      41,389,566
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                             --               --               --          25,451
   Advisor Class                                                              --               --               --          11,021
   A-Class*                                                                   --               --               --              --
   C-Class                                                                    --               --               --           3,392
NET COST OF SHARES REDEEMED
   Investor Class                                                   (568,286,341)    (631,881,342)    (219,368,950)   (386,492,605)
   Advisor Class                                                     (89,332,490)     (99,609,652)     (32,141,180)    (27,160,685)
   A-Class*                                                              (27,955)              --           (8,718)             --
   C-Class                                                           (64,866,870)    (252,863,523)     (19,634,453)    (39,352,247)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                            (2,762,505)      (6,335,556)     (13,390,696)     10,323,785
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                (10,858,984)      10,687,897      (15,705,329)     14,592,551
NET ASSETS--BEGINNING OF PERIOD                                       36,187,145       25,499,248       25,416,549      10,823,998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $    25,328,161  $    36,187,145  $     9,711,220  $   25,416,549
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $       132,662  $            --  $        72,364  $           --
==================================================================================================================================


                                                                          TRANSPORTATION
                                                                               FUND
                                                                 --------------------------------
                                                                          PERIOD             YEAR
                                                                           ENDED            ENDED
                                                                       MARCH 31,        MARCH 31,
                                                                            2005             2004
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $      (253,904) $       (63,343)
Net Realized Gain (Loss) on Investments                               (1,759,210)         593,120
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                      2,986,695          496,983
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                    973,581        1,026,760
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                             --               --
   Advisor Class                                                              --               --
   A-Class                                                                    --               --
   C-Class                                                                    --               --
-------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                        --               --
=================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    308,076,952      145,359,648
   Advisor Class                                                     100,497,315       61,633,336
   A-Class*                                                              124,382               --
   C-Class                                                            15,606,807       14,099,458
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                             --               --
   Advisor Class                                                              --               --
   A-Class*                                                                   --               --
   C-Class                                                                    --               --
NET COST OF SHARES REDEEMED
   Investor Class                                                   (303,670,749)    (142,810,388)
   Advisor Class                                                    (100,250,537)     (61,674,390)
   A-Class*                                                             (103,024)              --
   C-Class                                                           (14,519,697)     (13,937,471)
=================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                             5,761,449        2,670,193
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                  6,735,030        3,696,953
NET ASSETS--BEGINNING OF PERIOD                                        8,732,200        5,035,247
-------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $    15,467,230  $     8,732,200
=================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $            --  $            --
=================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


66 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                            UTILITIES
                                                                              FUND
                                                                 --------------------------------
                                                                          PERIOD             YEAR
                                                                           ENDED            ENDED
                                                                       MARCH 31,        MARCH 31,
                                                                            2005             2004
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                     $       662,681  $       583,712
Net Realized Gain (Loss) on Investments                                3,105,892        3,826,082
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                        292,684        1,455,557
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                  4,061,257        5,865,351
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                       (295,855)        (535,780)
   Advisor Class                                                        (195,078)         (76,028)
   A-Class                                                                  (939)              --
   C-Class                                                               (58,131)         (69,982)
-------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  (550,003)        (681,790)
=================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    311,376,615      362,548,312
   Advisor Class                                                      82,899,027       94,834,457
   A-Class*                                                            1,075,906               --
   C-Class                                                            39,229,707       46,841,485
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   Investor Class                                                        252,599          437,425
   Advisor Class                                                         192,671           75,949
   A-Class*                                                                  543               --
   C-Class                                                                47,970           65,998
NET COST OF SHARES REDEEMED
   Investor Class                                                   (315,309,228)    (356,854,893)
   Advisor Class                                                     (76,634,420)     (97,729,716)
   A-Class*                                                             (949,299)              --
   C-Class                                                           (39,041,149)     (44,369,736)
=================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                             3,140,942        5,849,281
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                  6,652,196       11,032,842
NET ASSETS--BEGINNING OF PERIOD                                       24,189,086       13,156,244
-------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                        $    30,841,282  $    24,189,086
=================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $       185,017  $        72,339
=================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED    NET INCREASE
                                        NET ASSET       NET            AND          (DECREASE)       DISTRIBUTIONS   DISTRIBUTIONS
                                          VALUE,     INVESTMENT     UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                                        BEGINNING      INCOME     GAINS (LOSSES)  VALUE RESULTING     INVESTMENT       REALIZED
                                        OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME       CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
     MARCH 31, 2005                     $  10.25       $  .13         $   .05         $   .18        $    (.26)         $     --
     March 31, 2004                         7.30          .14            2.89            3.03             (.08)               --
     March 31, 2003                         8.63          .12           (1.24)          (1.12)            (.21)               --
     March 31, 2002                         8.27          .12             .53             .65             (.29)               --
     March 31, 2001                         7.31          .14             .82             .96               --                --
BANKING FUND  ADVISOR CLASS
     MARCH 31, 2005                         9.85          .06             .07             .13             (.26)               --
     March 31, 2004                         7.06          .09            2.78            2.87             (.08)               --
     March 31, 2003                         8.41          .07           (1.21)          (1.14)            (.21)               --
     March 31, 2002                         8.13          .08             .49             .57             (.29)               --
     March 31, 2001                         7.24          .13             .76             .89               --                --
BANKING FUND  A-CLASS
     MARCH 31, 2005*                       10.06          .06            (.14)           (.08)            (.26)               --
BANKING FUND C-CLASS
     MARCH 31, 2005                         9.87          .04             .01             .05             (.26)               --
     March 31, 2004                         7.12          .04            2.79            2.83             (.08)               --
     March 31, 2003                         8.54          .02           (1.23)          (1.21)            (.21)               --
     March 31, 2002                         8.27          .03             .53             .56             (.29)               --
     March 31, 2001 *                       8.27           --              --              --               --                --
BASIC MATERIALS FUND INVESTOR CLASS
     MARCH 31, 2005                        25.46          .14            5.06            5.20               --                --
     March 31, 2004                        17.22          .05            8.32            8.37             (.13)               --
     March 31, 2003 ++                     24.30          .12           (7.17)          (7.05)            (.03)               --
     March 31, 2002 ++                     21.03          .27            3.27            3.54             (.27)               --
     March 31, 2001 ++                     23.91          .18           (3.06)          (2.88)              --                --
BASIC MATERIALS FUND ADVISOR CLASS
     MARCH 31, 2005                        24.85          .01            4.92            4.93               --                --
     March 31, 2004                        16.89          .02            8.07            8.09             (.13)               --
     March 31, 2003 ++                     23.91         (.06)          (6.93)          (6.99)            (.03)               --
     March 31, 2002 ++                     20.79          .15            3.24            3.39             (.27)               --
     March 31, 2001 ++                     23.79          .15           (3.15)          (3.00)              --                --
BASIC MATERIALS FUND A-CLASS
     MARCH 31, 2005*                       25.80          .07            3.97            4.04               --                --
BASIC MATERIALS FUND C-CLASS
     MARCH 31, 2005                        24.68         (.12)           4.88            4.76               --                --
     March 31, 2004                        16.86         (.14)           8.09            7.95             (.13)               --
     March 31, 2003 ++                     24.03         (.06)          (7.08)          (7.14)            (.03)               --
     March 31, 2002 *++                    23.13         (.03)           1.20            1.17             (.27)               --


                                                        NET INCREASE    NET ASSET
                                                        (DECREASE) IN    VALUE,       TOTAL
                                            TOTAL         NET ASSET      END OF     INVESTMENT
                                        DISTRIBUTIONS       VALUE        PERIOD       RETURN
----------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
     MARCH 31, 2005                       $   (.26)       $   (.08)      $ 10.17        1.61%
     March 31, 2004                           (.08)           2.95         10.25       41.53%
     March 31, 2003                           (.21)          (1.33)         7.30      (13.15)%
     March 31, 2002                           (.29)            .36          8.63        8.30%
     March 31, 2001                             --             .96          8.27       13.13%
BANKING FUND  ADVISOR CLASS
     MARCH 31, 2005                           (.26)           (.13)         9.72        1.17%
     March 31, 2004                           (.08)           2.79          9.85       40.67%
     March 31, 2003                           (.21)          (1.35)         7.06      (13.73)%
     March 31, 2002                           (.29)            .28          8.41        7.44%
     March 31, 2001                             --             .89          8.13       12.29%
BANKING FUND  A-CLASS
     MARCH 31, 2005*                          (.26)           (.34)         9.72       (0.95)%
BANKING FUND C-CLASS
     MARCH 31, 2005                           (.26)           (.21)         9.66        0.35%
     March 31, 2004                           (.08)           2.75          9.87       39.76%
     March 31, 2003                           (.21)          (1.42)         7.12      (14.35)%
     March 31, 2002                           (.29)            .27          8.54        7.19%
     March 31, 2001 *                           --              --          8.27        0.00%
BASIC MATERIALS FUND INVESTOR CLASS
     MARCH 31, 2005                             --            5.20         30.66       20.42%
     March 31, 2004                           (.13)           8.24         25.46       48.70%
     March 31, 2003 ++                        (.03)          (7.08)        17.22      (29.02)%
     March 31, 2002 ++                        (.27)           3.27         24.30       16.89%
     March 31, 2001 ++                          --           (2.88)        21.03      (12.05)%
BASIC MATERIALS FUND ADVISOR CLASS
     MARCH 31, 2005                             --            4.93         29.78       19.84%
     March 31, 2004                           (.13)           7.96         24.85       47.99%
     March 31, 2003 ++                        (.03)          (7.02)        16.89      (29.24)%
     March 31, 2002 ++                        (.27)           3.12         23.91       16.36%
     March 31, 2001 ++                          --           (3.00)        20.79      (12.61)%
BASIC MATERIALS FUND A-CLASS
     MARCH 31, 2005*                            --            4.04         29.84       15.66%
BASIC MATERIALS FUND C-CLASS
     MARCH 31, 2005                             --            4.76         29.44       19.29%
     March 31, 2004                           (.13)           7.82         24.68       47.25%
     March 31, 2003 ++                        (.03)          (7.17)        16.86      (29.72)%
     March 31, 2002 *++                       (.27)            .90         24.03        5.10%


                                                         RATIO TO
                                                    AVERAGE NET ASSETS:
                                        ------------------------------------------
                                                                           NET                           NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO         END OF
                                          GROSS            NET            INCOME         TURNOVER       PERIOD (000'S
                                        EXPENSES        EXPENSES          (LOSS)           RATE***        OMITTED)
---------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
     MARCH 31, 2005                       1.34%           1.34%            1.26%           1,692%          $  4,899
     March 31, 2004                       1.36%           1.36%            1.51%           1,435%            12,504
     March 31, 2003                       1.38%           1.38%            1.52%           1,495%             7,352
     March 31, 2002                       1.50%           1.50%            1.49%           1,292%            28,992
     March 31, 2001                       1.30%           1.29%            1.77%           1,394%            38,508
BANKING FUND  ADVISOR CLASS
     MARCH 31, 2005                       1.86%           1.86%            0.60%           1,692%             2,955
     March 31, 2004                       1.86%           1.86%            1.04%           1,435%             3,712
     March 31, 2003                       1.89%           1.89%            0.91%           1,495%               390
     March 31, 2002                       1.91%           1.91%            0.95%           1,292%            23,281
     March 31, 2001                       1.73%           1.73%            1.68%           1,394%            20,378
BANKING FUND  A-CLASS
     MARCH 31, 2005*                      1.57%**         1.57%**          1.03%**         1,692%                15
BANKING FUND C-CLASS
     MARCH 31, 2005                       2.34%           2.34%            0.43%           1,692%               867
     March 31, 2004                       2.37%           2.37%            0.41%           1,435%             1,829
     March 31, 2003                       2.38%           2.38%            0.23%           1,495%                76
     March 31, 2002                       2.40%           2.40%            0.42%           1,292%                15
     March 31, 2001 *                     0.00%**(@)      0.00%**(@)       0.00%**         1,394%                14
BASIC MATERIALS FUND INVESTOR CLASS
     MARCH 31, 2005                       1.33%           1.33%            0.51%             891%            34,039
     March 31, 2004                       1.38%           1.38%            0.20%           1,669%            29,749
     March 31, 2003 ++                    1.39%           1.39%            0.53%           1,943%             3,360
     March 31, 2002 ++                    1.41%           1.41%            1.12%           1,523%            45,716
     March 31, 2001 ++                    1.52%           1.52%            0.79%           2,600%            16,593
BASIC MATERIALS FUND ADVISOR CLASS
     MARCH 31, 2005                       1.82%           1.82%            0.03%             891%            12,987
     March 31, 2004                       1.87%           1.87%            0.09%           1,669%            13,483
     March 31, 2003 ++                    1.89%           1.89%           (0.23)%          1,943%             2,419
     March 31, 2002 ++                    2.00%           2.00%            0.65%           1,523%            30,839
     March 31, 2001 ++                    2.08%           2.07%            0.71%           2,600%               238
BASIC MATERIALS FUND A-CLASS
     MARCH 31, 2005*                      1.55%**         1.55%**          0.44%**           891%               210
BASIC MATERIALS FUND C-CLASS
     MARCH 31, 2005                       2.32%           2.32%           (0.43)%            891%             7,421
     March 31, 2004                       2.38%           2.38%           (0.62)%          1,669%             5,311
     March 31, 2003 ++                    2.39%           2.39%           (0.23)%          1,943%               294
     March 31, 2002 *++                   2.60%**         2.60%**         (0.13)%**        1,523%               525

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001-- BANKING FUND C-CLASS; MAY 3, 2001--BASIC MATERIALS FUND C-CLASS; SEPTEMBER 1, 2004 -- BANKING FUND A-CLASS AND BASIC MATERIALS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

(@) EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


68 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED    NET INCREASE
                                        NET ASSET       NET            AND          (DECREASE)       DISTRIBUTIONS   DISTRIBUTIONS
                                          VALUE,     INVESTMENT     UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                                        BEGINNING      INCOME     GAINS (LOSSES)  VALUE RESULTING     INVESTMENT       REALIZED
                                        OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME       CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND INVESTOR CLASS
     MARCH 31, 2005                      $ 20.56       $ (.24)       $ (2.73)         $  (2.97)         $    --        $     --
     March 31, 2004                        13.75         (.24)          7.05              6.81               --              --
     March 31, 2003                        20.86         (.19)         (6.92)            (7.11)              --              --
     March 31, 2002                        21.66         (.28)          (.52)             (.80)              --              --
     March 31, 2001                        28.88         (.35)         (6.87)            (7.22)              --              --
BIOTECHNOLOGY FUND ADVISOR CLASS
     MARCH 31, 2005                        19.86         (.32)         (2.63)            (2.95)              --              --
     March 31, 2004                        13.35         (.32)          6.83              6.51               --              --
     March 31, 2003                        20.36         (.25)         (6.76)            (7.01)              --              --
     March 31, 2002                        21.25         (.40)          (.49)             (.89)              --              --
     March 31, 2001                        28.46         (.49)         (6.72)            (7.21)              --              --
BIOTECHNOLOGY FUND A-CLASS
     MARCH 31, 2005*                       17.89         (.16)          (.80)             (.96)              --              --
BIOTECHNOLOGY FUND C-CLASS
     MARCH 31, 2005                        19.92         (.42)         (2.63)            (3.05)              --              --
     March 31, 2004                        13.47         (.43)          6.88              6.45               --              --
     March 31, 2003                        20.66         (.33)         (6.86)            (7.19)              --              --
     March 31, 2002                        21.66         (.54)          (.46)            (1.00)              --              --
     March 31, 2001 *                      21.66           --             --                --               --              --
CONSUMER PRODUCTS FUND INVESTOR CLASS
     MARCH 31, 2005                        28.68          .18           1.65              1.83             (.01)             --
     March 31, 2004                        20.85          .14           7.74              7.88             (.05)             --
     March 31, 2003 ++                     25.08          .12          (4.23)            (4.11)            (.12)             --
     March 31, 2002 ++                     21.54          .12           3.48              3.60             (.06)             --
     March 31, 2001 ++                     22.68          .21          (1.35)            (1.14)              --              --
CONSUMER PRODUCTS FUND ADVISOR CLASS
     MARCH 31, 2005                        27.99          .05           1.63              1.68             (.01)             --
     March 31, 2004                        20.46         (.04)          7.62              7.58             (.05)             --
     March 31, 2003 ++                     24.69         (.03)         (4.08)            (4.11)            (.12)             --
     March 31, 2002 ++                     21.24          .03           3.48              3.51             (.06)             --
     March 31, 2001 ++                     22.50           --          (1.26)            (1.26)              --              --
CONSUMER PRODUCTS FUND A-CLASS
     MARCH 31, 2005*                       27.42          .06           2.22              2.28             (.01)             --
CONSUMER PRODUCTS FUND C-CLASS
     MARCH 31, 2005                        27.92         (.13)          1.75              1.62             (.01)             --
     March 31, 2004                        20.52         (.20)          7.65              7.45             (.05)             --
     March 31, 2003 ++                     24.93         (.09)         (4.20)            (4.29)            (.12)             --
     March 31, 2002 *++                    21.81         (.03)          3.21              3.18             (.06)             --


                                                        NET INCREASE    NET ASSET
                                                        (DECREASE) IN    VALUE,       TOTAL
                                            TOTAL         NET ASSET      END OF     INVESTMENT
                                        DISTRIBUTIONS       VALUE        PERIOD       RETURN
----------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND INVESTOR CLASS
     MARCH 31, 2005                       $     --        $  (2.97)      $17.59      (14.45)%
     March 31, 2004                             --            6.81        20.56       49.53%
     March 31, 2003                             --           (7.11)       13.75      (34.08)%
     March 31, 2002                             --            (.80)       20.86       (3.69)%
     March 31, 2001                             --           (7.22)       21.66      (25.00)%
BIOTECHNOLOGY FUND ADVISOR CLASS
     MARCH 31, 2005                             --           (2.95)       16.91      (14.85)%
     March 31, 2004                             --            6.51        19.86       48.76%
     March 31, 2003                             --           (7.01)       13.35      (34.43)%
     March 31, 2002                             --            (.89)       20.36       (4.19)%
     March 31, 2001                             --           (7.21)       21.25      (25.33)%
BIOTECHNOLOGY FUND A-CLASS
     MARCH 31, 2005*                            --            (.96)       16.93       (5.37)%
BIOTECHNOLOGY FUND C-CLASS
     MARCH 31, 2005                             --           (3.05)       16.87      (15.31)%
     March 31, 2004                             --            6.45        19.92       47.88%
     March 31, 2003                             --           (7.19)       13.47      (34.80)%
     March 31, 2002                             --           (1.00)       20.66       (4.62)%
     March 31, 2001 *                           --              --        21.66        0.00%
CONSUMER PRODUCTS FUND INVESTOR CLASS
     MARCH 31, 2005                           (.01)           1.82        30.50        6.40%
     March 31, 2004                           (.05)           7.83        28.68       37.84%
     March 31, 2003 ++                        (.12)          (4.23)       20.85      (16.38)%
     March 31, 2002 ++                        (.06)           3.54        25.08       16.71%
     March 31, 2001 ++                          --           (1.14)       21.54       (5.03)%
CONSUMER PRODUCTS FUND ADVISOR CLASS
     MARCH 31, 2005                           (.01)           1.67        29.66        6.02%
     March 31, 2004                           (.05)           7.53        27.99       37.10%
     March 31, 2003 ++                        (.12)          (4.23)       20.46      (16.64)%
     March 31, 2002 ++                        (.06)           3.45        24.69       16.52%
     March 31, 2001 ++                          --           (1.26)       21.24       (5.60)%
CONSUMER PRODUCTS FUND A-CLASS
     MARCH 31, 2005*                          (.01)           2.27        29.69        8.33%
CONSUMER PRODUCTS FUND C-CLASS
     MARCH 31, 2005                           (.01)           1.61        29.53        5.82%
     March 31, 2004                           (.05)           7.40        27.92       36.36%
     March 31, 2003 ++                        (.12)          (4.41)       20.52      (17.20)%
     March 31, 2002 *++                       (.06)           3.12        24.93       14.57%


                                                          RATIO TO
                                                     AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                           NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO         END OF
                                         GROSS            NET             INCOME         TURNOVER       PERIOD (000'S
                                        EXPENSES        EXPENSES          (LOSS)           RATE***        OMITTED)
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND INVESTOR CLASS
     MARCH 31, 2005                       1.33%           1.33%           (1.25)%           585%          $   74,890
     March 31, 2004                       1.35%           1.35%           (1.31)%           548%             135,619
     March 31, 2003                       1.38%           1.38%           (1.31)%           477%             111,003
     March 31, 2002                       1.23%           1.23%           (1.20)%           390%             218,263
     March 31, 2001                       1.24%           1.23%           (1.17)%           305%             283,407
BIOTECHNOLOGY FUND ADVISOR CLASS
     MARCH 31, 2005                       1.83%           1.83%           (1.75)%           585%              10,231
     March 31, 2004                       1.84%           1.84%           (1.79)%           548%              12,708
     March 31, 2003                       1.88%           1.88%           (1.82)%           477%              24,280
     March 31, 2002                       1.72%           1.72%           (1.69)%           390%              20,931
     March 31, 2001                       1.74%           1.73%           (1.68)%           305%              25,739
BIOTECHNOLOGY FUND A-CLASS
     MARCH 31, 2005*                      1.53%**         1.53%**         (1.47)%**         585%                  74
BIOTECHNOLOGY FUND C-CLASS
     MARCH 31, 2005                       2.33%           2.33%           (2.23)%           585%               2,625
     March 31, 2004                       2.36%           2.36%           (2.32)%           548%               3,567
     March 31, 2003                       2.38%           2.38%           (2.30)%           477%               1,667
     March 31, 2002                       2.38%           2.38%           (2.36)%           390%                 967
     March 31, 2001 *                     0.00%**(@)      0.00%**(@)       0.00%**          305%                   3
CONSUMER PRODUCTS FUND INVESTOR CLASS
     MARCH 31, 2005                       1.33%           1.33%            0.60%            907%              15,470
     March 31, 2004                       1.36%           1.36%            0.56%            914%              23,560
     March 31, 2003 ++                    1.39%           1.39%            0.53%          1,205%               1,640
     March 31, 2002 ++                    1.56%           1.56%            0.53%            890%              20,083
     March 31, 2001 ++                    1.23%           1.22%            0.94%          1,907%               8,503
CONSUMER PRODUCTS FUND ADVISOR CLASS
     MARCH 31, 2005                       1.82%           1.82%            0.19%            907%              26,851
     March 31, 2004                       1.86%           1.86%           (0.18)%           914%              13,357
     March 31, 2003 ++                    1.89%           1.89%           (0.09)%         1,205%               3,120
     March 31, 2002 ++                    2.02%           2.02%            0.18%            890%              33,201
     March 31, 2001 ++                    1.85%           1.84%            0.02%          1,907%              18,104
CONSUMER PRODUCTS FUND A-CLASS
     MARCH 31, 2005*                      1.56%**         1.56%**          0.42%**          907%                 463
CONSUMER PRODUCTS FUND C-CLASS
     MARCH 31, 2005                       2.31%           2.31%           (0.44)%           907%               8,048
     March 31, 2004                       2.37%           2.37%           (0.79)%           914%               4,259
     March 31, 2003 ++                    2.39%           2.39%           (0.35)%         1,205%                 196
     March 31, 2002 *++                   2.57%**         2.57%**         (0.19)%**         890%                 501

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001 -- BIOTECHNOLOGY FUND C-CLASS; JULY 24, 2001 -- CONSUMER PRODUCTS FUND C-CLASS; SEPTEMBER 1, 2004 -- BIOTECHNOLOGY FUND A-CLASS AND CONSUMER PRODUCTS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

(@) EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 69

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED    NET INCREASE
                                        NET ASSET       NET            AND          (DECREASE)       DISTRIBUTIONS   DISTRIBUTIONS
                                          VALUE,     INVESTMENT     UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                                        BEGINNING      INCOME     GAINS (LOSSES)  VALUE RESULTING     INVESTMENT       REALIZED
                                        OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME       CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND INVESTOR CLASS
     MARCH 31, 2005                      $ 13.43       $ (.08)       $ (3.04)         $ (3.12)         $      --         $   --
     March 31, 2004                         8.08         (.15)          5.50             5.35                 --             --
     March 31, 2003                        16.96         (.12)         (8.76)           (8.88)                --             --
     March 31, 2002                        16.54         (.18)           .60              .42                 --             --
     March 31, 2001                        40.10         (.36)        (23.02)          (23.38)                --           (.18)
ELECTRONICS FUND ADVISOR CLASS
     MARCH 31, 2005                        13.02         (.14)         (2.93)           (3.07)                --             --
     March 31, 2004                         7.87         (.21)          5.36             5.15                 --             --
     March 31, 2003                        16.62         (.16)         (8.59)           (8.75)                --             --
     March 31, 2002                        16.28         (.26)           .60              .34                 --             --
     March 31, 2001                        39.66         (.58)        (22.62)          (23.20)                --           (.18)
ELECTRONICS FUND A-CLASS
     MARCH 31, 2005*                        9.22         (.07)           .81              .74                 --             --
ELECTRONICS FUND C-CLASS
     MARCH 31, 2005                        13.00         (.20)         (2.90)           (3.10)                --             --
     March 31, 2004                         7.91         (.27)          5.36             5.09                 --             --
     March 31, 2003                        16.82         (.22)         (8.69)           (8.91)                --             --
     March 31, 2002                        16.54         (.37)           .65              .28                 --             --
     March 31, 2001 *                      18.72         (.01)         (2.17)           (2.18)                --             --
ENERGY FUND INVESTOR CLASS
     MARCH 31, 2005                        11.94          .05           5.14             5.19               (.01)            --
     March 31, 2004                         8.80           --           3.17             3.17               (.03)            --
     March 31, 2003                        11.26          .02          (2.47)           (2.45)              (.01)            --
     March 31, 2002                        11.43          .12           (.19)            (.07)              (.10)            --
     March 31, 2001                        10.87         (.08)           .64              .56                 --             --
ENERGY FUND ADVISOR CLASS
     MARCH 31, 2005                        11.68         (.02)          5.00             4.98               (.01)            --
     March 31, 2004                         8.63         (.03)          3.11             3.08               (.03)            --
     March 31, 2003                        11.09           --          (2.45)           (2.45)              (.01)            --
     March 31, 2002                        11.33          .05           (.19)            (.14)              (.10)            --
     March 31, 2001                        10.84         (.03)           .52              .49                 --             --
ENERGY FUND A-CLASS
     MARCH 31, 2005*                       12.79          .02           3.88             3.90               (.01)            --
ENERGY FUND C-CLASS
     MARCH 31, 2005                        11.60         (.08)          4.96             4.88               (.01)            --
     March 31, 2004                         8.63         (.12)          3.12             3.00               (.03)            --
     March 31, 2003                        11.14         (.07)         (2.43)           (2.50)              (.01)            --
     March 31, 2002*                       11.87         (.09)          (.54)            (.63)              (.10)            --


                                                        NET INCREASE    NET ASSET
                                                       (DECREASE) IN     VALUE,        TOTAL
                                            TOTAL         NET ASSET      END OF      INVESTMENT
                                        DISTRIBUTIONS       VALUE        PERIOD        RETURN
-----------------------------------------------------------------------------------------------
ELECTRONICS FUND INVESTOR CLASS
     MARCH 31, 2005                        $    --        $  (3.12)     $ 10.31       (23.23)%
     March 31, 2004                             --            5.35        13.43        66.21%
     March 31, 2003                             --           (8.88)        8.08       (52.36)%
     March 31, 2002                             --             .42        16.96         2.54%
     March 31, 2001                           (.18)         (23.56)       16.54       (58.48)%
ELECTRONICS FUND ADVISOR CLASS
     MARCH 31, 2005                             --           (3.07)        9.95       (23.58)%
     March 31, 2004                             --            5.15        13.02        65.44%
     March 31, 2003                             --           (8.75)        7.87       (52.65)%
     March 31, 2002                             --             .34        16.62         2.09%
     March 31, 2001                           (.18)         (23.38)       16.28       (58.68)%
ELECTRONICS FUND A-CLASS
     MARCH 31, 2005*                            --             .74         9.96         8.03%
ELECTRONICS FUND C-CLASS
     MARCH 31, 2005                             --           (3.10)        9.90       (23.85)%
     March 31, 2004                             --            5.09        13.00        64.35%
     March 31, 2003                             --           (8.91)        7.91       (52.97)%
     March 31, 2002                             --             .28        16.82         1.69%
     March 31, 2001 *                           --           (2.18)       16.54       (11.65)%
ENERGY FUND INVESTOR CLASS
     MARCH 31, 2005                           (.01)           5.18        17.12        43.43%
     March 31, 2004                           (.03)           3.14        11.94        36.12%
     March 31, 2003                           (.01)          (2.46)        8.80       (21.79)%
     March 31, 2002                           (.10)           (.17)       11.26        (0.52)%
     March 31, 2001                             --             .56        11.43         5.15%
ENERGY FUND ADVISOR CLASS
     MARCH 31, 2005                           (.01)           4.97        16.65        42.60%
     March 31, 2004                           (.03)           3.05        11.68        35.79%
     March 31, 2003                           (.01)          (2.46)        8.63       (22.13)%
     March 31, 2002                           (.10)           (.24)       11.09        (1.14)%
     March 31, 2001                             --             .49        11.33         4.52%
ENERGY FUND A-CLASS
     MARCH 31, 2005*                          (.01)           3.89        16.68        30.46%
ENERGY FUND C-CLASS
     MARCH 31, 2005                           (.01)           4.87        16.47        42.03%
     March 31, 2004                           (.03)           2.97        11.60        34.86%
     March 31, 2003                           (.01)          (2.51)        8.63       (22.48)%
     March 31, 2002 *                         (.10)           (.73)       11.14        (5.22)%


                                                          RATIO TO
                                                     AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                           NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO          END OF
                                          GROSS           NET             INCOME         TURNOVER       PERIOD (000'S
                                        EXPENSES        EXPENSES          (LOSS)          RATE***          OMITTED)
----------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND INVESTOR CLASS
     MARCH 31, 2005                       1.33%           1.33%            (0.76)%         1,106%        $   27,150
     March 31, 2004                       1.36%           1.36%            (1.20)%         1,359%            46,200
     March 31, 2003                       1.39%           1.39%            (1.20)%         2,413%            31,655
     March 31, 2002                       1.29%           1.29%            (1.08)%         1,279%            96,671
     March 31, 2001                       1.36%           1.35%            (1.09)%           705%            70,131
ELECTRONICS FUND ADVISOR CLASS
     MARCH 31, 2005                       1.83%           1.83%            (1.32)%         1,106%            12,613
     March 31, 2004                       1.85%           1.85%            (1.70)%         1,359%             3,341
     March 31, 2003                       1.87%           1.87%            (1.72)%         2,413%             7,389
     March 31, 2002                       1.75%           1.75%            (1.50)%         1,279%             9,528
     March 31, 2001                       1.87%           1.86%            (1.74)%           705%             7,325
ELECTRONICS FUND A-CLASS
     MARCH 31, 2005*                      1.59%**         1.59%**          (1.21)%**       1,106%                 1
ELECTRONICS FUND C-CLASS
     MARCH 31, 2005                       2.33%           2.33%            (1.86)%         1,106%             2,119
     March 31, 2004                       2.36%           2.36%            (2.20)%         1,359%             1,111
     March 31, 2003                       2.39%           2.39%            (2.21)%         2,413%               940
     March 31, 2002                       2.49%           2.49%            (2.27)%         1,279%               388
     March 31, 2001 *                     2.11%**         1.82%**          (1.76)%**         705%                 2
ENERGY FUND INVESTOR CLASS
     MARCH 31, 2005                       1.33%           1.33%             0.40%            546%           111,762
     March 31, 2004                       1.36%           1.36%             0.04%            913%            61,800
     March 31, 2003                       1.39%           1.39%             0.24%          1,362%             4,703
     March 31, 2002                       1.32%           1.32%             1.06%          1,502%            31,769
     March 31, 2001                       1.64%           1.63%            (0.70)%         1,707%            15,715
ENERGY FUND ADVISOR CLASS
     MARCH 31, 2005                       1.82%           1.82%            (0.11)%           546%            25,000
     March 31, 2004                       1.92%           1.92%            (0.25)%           913%             4,895
     March 31, 2003                       1.88%           1.88%            (0.03)%         1,362%             7,039
     March 31, 2002                       1.80%           1.80%             0.42%          1,502%             9,621
     March 31, 2001                       2.11%           2.11%            (0.26)%         1,707%             4,269
ENERGY FUND A-CLASS
     MARCH 31, 2005*                      1.45%**         1.45%**           0.19%**          546%               744
ENERGY FUND C-CLASS
     MARCH 31, 2005                       2.33%           2.33%            (0.61)%           546%            17,993
     March 31, 2004                       2.36%           2.36%            (1.08)%           913%             6,571
     March 31, 2003                       2.38%           2.38%            (0.81)%         1,362%             1,471
     March 31, 2002 *                     2.51%**         2.51%**          (0.92)%**       1,502%               392

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001 -- ELECTRONICS FUND C-CLASS; APRIL 19, 2001 -- ENERGY FUND C-CLASS; SEPTEMBER 1, 2004 -- ELECTRONICS FUND A-CLASS AND ENERGY FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.


70 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED    NET INCREASE
                                        NET ASSET        NET           AND          (DECREASE)       DISTRIBUTIONS   DISTRIBUTIONS
                                          VALUE,      INVESTMENT    UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                                        BEGINNING       INCOME    GAINS (LOSSES)  VALUE RESULTING     INVESTMENT       REALIZED
                                        OF PERIOD      (LOSS)+    ON SECURITIES   FROM OPERATIONS       INCOME       CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND INVESTOR CLASS
     MARCH 31, 2005                      $ 21.74       $  (.22)      $  8.60          $  8.38           $    --          $   --
     March 31, 2004                        17.37          (.18)         4.55             4.37                --              --
     March 31, 2003 ++                     22.47          (.15)        (4.95)           (5.10)               --              --
     March 31, 2002 ++                     27.30          (.18)        (4.65)           (4.83)               --              --
     March 31, 2001 ++                     27.93          (.12)         (.51)            (.63)               --              --
ENERGY SERVICES FUND ADVISOR CLASS
     MARCH 31, 2005                        21.18          (.33)         8.36             8.03                --              --
     March 31, 2004                        17.01          (.27)         4.44             4.17                --              --
     March 31, 2003 ++                     22.08          (.24)        (4.83)           (5.07)               --              --
     March 31, 2002 ++                     26.97          (.27)        (4.62)           (4.89)               --              --
     March 31, 2001 ++                     27.69          (.33)         (.39)            (.72)               --              --
ENERGY SERVICES FUND A-CLASS
     MARCH 31, 2005*                       23.18          (.18)         6.25             6.07                --              --
ENERGY SERVICES FUND C-CLASS
     MARCH 31, 2005                        21.12          (.45)         8.31             7.86                --              --
     March 31, 2004                        17.04          (.35)         4.43             4.08                --              --
     March 31, 2003 ++                     22.23          (.30)        (4.89)           (5.19)               --              --
     March 31, 2002 ++                     27.30          (.30)        (4.77)           (5.07)               --              --
     March 31, 2001 *++                    27.30            --            --               --                --              --
FINANCIAL SERVICES FUND INVESTOR CLASS
     MARCH 31, 2005                        11.09           .10           .29              .39              (.08)             --
     March 31, 2004                         7.66           .09          3.38             3.47              (.04)             --
     March 31, 2003                        10.23           .07         (2.62)           (2.55)             (.02)             --
     March 31, 2002                        10.00           .04           .29              .33              (.10)             --
     March 31, 2001                         9.48           .06           .46              .52                --              --
FINANCIAL SERVICES FUND ADVISOR CLASS
     MARCH 31, 2005                        10.89           .05           .27              .32              (.08)             --
     March 31, 2004                         7.57           .04          3.32             3.36              (.04)             --
     March 31, 2003                        10.08           .03         (2.52)           (2.49)             (.02)             --
     March 31, 2002                         9.89          (.01)          .30              .29              (.10)             --
     March 31, 2001                         9.42           .01           .46              .47                --              --
FINANCIAL SERVICES FUND A-CLASS
     MARCH 31, 2005*                       10.75           .05           .41              .46              (.08)             --
FINANCIAL SERVICES FUND C-CLASS
     MARCH 31, 2005                        10.84          (.01)          .26              .25              (.08)             --
     March 31, 2004                         7.57          (.02)         3.33             3.31              (.04)             --
     March 31, 2003                        10.14          (.02)        (2.53)           (2.55)             (.02)             --
     March 31, 2002 *                      10.46          (.05)         (.17)            (.22)             (.10)             --


                                                        NET INCREASE    NET ASSET
                                                        (DECREASE) IN    VALUE,       TOTAL
                                            TOTAL         NET ASSET      END OF     INVESTMENT
                                        DISTRIBUTIONS       VALUE        PERIOD       RETURN
----------------------------------------------------------------------------------------------
ENERGY SERVICES FUND INVESTOR CLASS
     MARCH 31, 2005                        $    --         $  8.38      $ 30.12       38.55%
     March 31, 2004                             --            4.37        21.74       25.16%
     March 31, 2003 ++                          --           (5.10)       17.37      (22.70)%
     March 31, 2002 ++                          --           (4.83)       22.47      (17.69)%
     March 31, 2001 ++                          --            (.63)       27.30       (2.26)%
ENERGY SERVICES FUND ADVISOR CLASS
     MARCH 31, 2005                             --            8.03        29.21        37.91%
     March 31, 2004                             --            4.17        21.18        24.51%
     March 31, 2003 ++                          --           (5.07)       17.01      (22.96)%
     March 31, 2002 ++                          --           (4.89)       22.08      (18.13)%
     March 31, 2001 ++                          --            (.72)       26.97       (2.60)%
ENERGY SERVICES FUND A-CLASS
     MARCH 31, 2005*                            --            6.07        29.25       26.19%
ENERGY SERVICES FUND C-CLASS
     MARCH 31, 2005                             --            7.86        28.98       37.22%
     March 31, 2004                             --            4.08        21.12       23.94%
     March 31, 2003 ++                          --           (5.19)       17.04      (23.35)%
     March 31, 2002 ++                          --           (5.07)       22.23      (18.57)%
     March 31, 2001 *++                         --              --        27.30        0.00%
FINANCIAL SERVICES FUND INVESTOR CLASS
     MARCH 31, 2005                           (.08)            .31        11.40        3.46%
     March 31, 2004                           (.04)           3.43        11.09       45.36%
     March 31, 2003                           (.02)          (2.57)        7.66      (24.97)%
     March 31, 2002                           (.10)            .23        10.23        3.39%
     March 31, 2001                             --             .52        10.00        5.49%
FINANCIAL SERVICES FUND ADVISOR CLASS
     MARCH 31, 2005                           (.08)            .24        11.13        2.88%
     March 31, 2004                           (.04)           3.32        10.89       44.45%
     March 31, 2003                           (.02)          (2.51)        7.57      (24.74)%
     March 31, 2002                           (.10)            .19        10.08        3.02%
     March 31, 2001                             --             .47         9.89        4.99%
FINANCIAL SERVICES FUND A-CLASS
     MARCH 31, 2005*                          (.08)            .38        11.13        4.22%
FINANCIAL SERVICES FUND C-CLASS
     MARCH 31, 2005                           (.08)            .17        11.01        2.24%
     March 31, 2004                           (.04)           3.27        10.84       43.78%
     March 31, 2003                           (.02)          (2.57)        7.57      (25.19)%
     March 31, 2002 *                         (.10)           (.32)       10.14       (2.02)%


                                                           RATIO TO
                                                      AVERAGE NET ASSETS:
                                          --------------------------------------------
                                                                              NET                          NET ASSETS,
                                                                          INVESTMENT       PORTFOLIO         END OF
                                            GROSS           NET             INCOME         TURNOVER       PERIOD (000'S
                                          EXPENSES        EXPENSES          (LOSS)           RATE***        OMITTED)
------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND INVESTOR CLASS
     MARCH 31, 2005                          1.31%          1.31%           (0.85)%            501%         $   99,603
     March 31, 2004                          1.37%          1.37%           (0.96)%          1,009%             47,344
     March 31, 2003 ++                       1.39%          1.39%           (0.72)%            971%             15,144
     March 31, 2002 ++                       1.54%          1.54%           (0.74)%            949%             51,983
     March 31, 2001 ++                       1.26%          1.25%           (0.41)%            944%             50,159
ENERGY SERVICES FUND ADVISOR CLASS
     MARCH 31, 2005                          1.82%          1.82%           (1.37)%            501%             24,647
     March 31, 2004                          1.87%          1.87%           (1.39)%          1,009%             25,302
     March 31, 2003 ++                       1.88%          1.88%           (1.26)%            971%              1,961
     March 31, 2002 ++                       1.97%          1.97%           (1.21)%            949%             22,051
     March 31, 2001 ++                       1.74%          1.73%           (1.17)%            944%              2,879
ENERGY SERVICES FUND A-CLASS
     MARCH 31, 2005*                         1.53%**        1.53%**         (1.13)%**          501%                313
ENERGY SERVICES FUND C-CLASS
     MARCH 31, 2005                          2.31%          2.31%           (1.84)%            501%             11,529
     March 31, 2004                          2.37%          2.37%           (1.86)%          1,009%              2,833
     March 31, 2003 ++                       2.39%          2.39%           (1.60)%            971%                651
     March 31, 2002 ++                       2.57%          2.57%           (1.60)%            949%                697
     March 31, 2001 *++                      0.00%**(@)     0.00%**(@)       0.00%**           944%                  3
FINANCIAL SERVICES FUND INVESTOR CLASS
     MARCH 31, 2005                          1.33%          1.33%            0.91%           1,005%              7,741
     March 31, 2004                          1.36%          1.36%            0.94%           1,200%             34,423
     March 31, 2003                          1.38%          1.38%            0.82%           2,336%              6,671
     March 31, 2002                          1.51%          1.51%            0.43%           1,110%             25,147
     March 31, 2001                          1.24%          1.23%            0.58%           1,271%             35,190
FINANCIAL SERVICES FUND ADVISOR CLASS
     MARCH 31, 2005                          1.83%          1.83%            0.43%           1,005%             27,181
     March 31, 2004                          1.86%          1.86%            0.39%           1,200%             40,885
     March 31, 2003                          1.88%          1.88%            0.35%           2,336%             15,074
     March 31, 2002                          2.02%          2.02%           (0.08)%          1,110%             40,968
     March 31, 2001                          1.74%          1.73%            0.05%           1,271%             30,627
FINANCIAL SERVICES FUND A-CLASS
     MARCH 31, 2005*                         1.55%**        1.55%**          0.70%**         1,005%                  5
FINANCIAL SERVICES FUND C-CLASS
     MARCH 31, 2005                          2.33%          2.33%           (0.10)%          1,005%              1,689
     March 31, 2004                          2.37%          2.37%           (0.23)%          1,200%              2,242
     March 31, 2003                          2.37%          2.37%           (0.19)%          2,336%                222
     March 31, 2002 *                        2.52%**        2.52%**         (0.50)%**        1,110%                526

   * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001-- ENERGY SERVICES FUND C-CLASS; APRIL 19, 2001-- FINANCIAL SERVICES FUND C-CLASS; SEPTEMBER 1, 2004 -- ENERGY SERVICES FUND A-CLASS AND FINANCIAL SERVICES FUND A-CLASS.

  **  ANNUALIZED

 *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

   +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

 (@) EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 71

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED    NET INCREASE
                                        NET ASSET       NET            AND          (DECREASE)       DISTRIBUTIONS   DISTRIBUTIONS
                                          VALUE,     INVESTMENT     UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                                        BEGINNING      INCOME     GAINS (LOSSES)  VALUE RESULTING     INVESTMENT       REALIZED
                                        OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME       CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND INVESTOR CLASS
     MARCH 31, 2005                       $ 12.50      $  (.05)       $   .26          $   .21          $    --        $     --
     March 31, 2004                          9.21         (.07)          3.36             3.29               --              --
     March 31, 2003                         11.36         (.02)         (2.13)           (2.15)              --              --
     March 31, 2002                         11.25         (.04)           .15              .11               --              --
     March 31, 2001                         10.25         (.05)          1.05             1.00               --              --
HEALTH CARE FUND ADVISOR CLASS
     MARCH 31, 2005                         12.11         (.10)           .24              .14               --              --
     March 31, 2004                          8.97         (.12)          3.26             3.14               --              --
     March 31, 2003                         11.11         (.06)         (2.08)           (2.14)              --              --
     March 31, 2002                         11.06         (.09)           .14              .05               --              --
     March 31, 2001                         10.12         (.11)          1.05              .94               --              --
HEALTH CARE FUND A-CLASS
     MARCH 31, 2005*                        11.65         (.05)           .65              .60               --              --
HEALTH CARE FUND C-CLASS
     MARCH 31, 2005                         12.11         (.16)           .24              .08               --              --
     March 31, 2004                          9.03         (.18)          3.26             3.08               --              --
     March 31, 2003                         11.25         (.12)         (2.10)           (2.22)              --              --
     March 31, 2002                         11.25         (.18)           .18               --               --              --
     March 31, 2001 *                       11.25           --             --               --               --              --
INTERNET FUND INVESTOR CLASS
     MARCH 31, 2005                         35.66         (.43)         (2.94)           (3.37)              --              --
     March 31, 2004                         20.43         (.41)         15.64            15.23               --              --
     March 31, 2003                         30.55         (.29)         (9.83)          (10.12)              --              --
     March 31, 2002                         41.80         (.31)        (10.94)          (11.25)              --              --
     March 31, 2001 *++                    200.00        (1.60)       (156.60)         (158.20)              --              --
INTERNET FUND ADVISOR CLASS
     MARCH 31, 2005                         34.85         (.60)         (2.84)           (3.44)              --              --
     March 31, 2004                         20.05         (.54)         15.34            14.80               --              --
     March 31, 2003                         30.18         (.40)         (9.73)          (10.13)              --              --
     March 31, 2002                         41.60         (.64)        (10.78)          (11.42)              --              --
     March 31, 2001 *++                    200.00        (2.80)       (155.60)         (158.40)              --              --
INTERNET FUND A-CLASS
     MARCH 31, 2005*                        30.65         (.31)          1.11              .80               --              --
INTERNET FUND C-CLASS
     MARCH 31, 2005                         34.64         (.73)         (2.85)           (3.58)              --              --
     March 31, 2004                         20.04         (.72)         15.32            14.60               --              --
     March 31, 2003                         30.28         (.50)         (9.74)          (10.24)              --              --
     March 31, 2002 *                       53.40         (.78)        (22.34)          (23.12)              --              --


                                                        NET INCREASE    NET ASSET
                                                        (DECREASE) IN    VALUE,       TOTAL
                                            TOTAL         NET ASSET      END OF     INVESTMENT
                                        DISTRIBUTIONS       VALUE        PERIOD       RETURN
----------------------------------------------------------------------------------------------
HEALTH CARE FUND INVESTOR CLASS
     MARCH 31, 2005                        $    --        $    .21       $ 12.71        1.68%
     March 31, 2004                             --            3.29         12.50       35.72%
     March 31, 2003                             --           (2.15)         9.21      (18.93)%
     March 31, 2002                             --             .11         11.36        0.98%
     March 31, 2001                             --            1.00         11.25        9.76%
HEALTH CARE FUND ADVISOR CLASS
     MARCH 31, 2005                             --             .14         12.25        1.16%
     March 31, 2004                             --            3.14         12.11       35.01%
     March 31, 2003                             --           (2.14)         8.97      (19.26)%
     March 31, 2002                             --             .05         11.11        0.45%
     March 31, 2001                             --             .94         11.06        9.29%
HEALTH CARE FUND A-CLASS
     MARCH 31, 2005*                            --             .60         12.25        5.15%
HEALTH CARE FUND C-CLASS
     MARCH 31, 2005                             --             .08         12.19        0.66%
     March 31, 2004                             --            3.08         12.11       34.11%
     March 31, 2003                             --           (2.22)         9.03      (19.73)%
     March 31, 2002                             --              --         11.25        0.00%
     March 31, 2001 *                           --              --         11.25        0.00%
INTERNET FUND INVESTOR CLASS
     MARCH 31, 2005                             --           (3.37)        32.29       (9.45)%
     March 31, 2004                             --           15.23         35.66       74.55%
     March 31, 2003                             --          (10.12)        20.43      (33.13)%
     March 31, 2002                             --          (11.25)        30.55      (26.91)%
     March 31, 2001 *++                         --         (158.20)        41.80      (79.10)%
INTERNET FUND ADVISOR CLASS
     MARCH 31, 2005                             --           (3.44)        31.41       (9.87)%
     March 31, 2004                             --           14.80         34.85       73.82%
     March 31, 2003                             --          (10.13)        20.05      (33.57)%
     March 31, 2002                             --          (11.42)        30.18      (27.45)%
     March 31, 2001 *++                         --         (158.40)        41.60      (79.20)%
INTERNET FUND A-CLASS
     MARCH 31, 2005*                            --             .80         31.45        2.61%
INTERNET FUND C-CLASS
     MARCH 31, 2005                             --           (3.58)        31.06      (10.33)%
     March 31, 2004                             --           14.60         34.64       72.85%
     March 31, 2003                             --          (10.24)        20.04      (33.82)%
     March 31, 2002 *                           --          (23.12)        30.28      (43.30)%


                                                        RATIO TO
                                                   AVERAGE NET ASSETS:
                                        ------------------------------------------
                                                                            NET                          NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO         END OF
                                          GROSS            NET            INCOME         TURNOVER       PERIOD (000'S
                                        EXPENSES        EXPENSES          (LOSS)           RATE***        OMITTED)
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND INVESTOR CLASS
     MARCH 31, 2005                       1.34%           1.34%          (0.42)%             610%         $ 35,500
     March 31, 2004                       1.36%           1.36%          (0.56)%           1,204%           19,801
     March 31, 2003                       1.38%           1.38%          (0.25)%           1,395%           13,400
     March 31, 2002                       1.37%           1.37%          (0.36)%             936%           20,567
     March 31, 2001                       1.55%           1.54%          (0.39)%           1,399%           42,495
HEALTH CARE FUND ADVISOR CLASS
     MARCH 31, 2005                       1.84%           1.84%          (0.83)%             610%           16,511
     March 31, 2004                       1.85%           1.85%          (1.05)%           1,204%           27,102
     March 31, 2003                       1.88%           1.88%          (0.66)%           1,395%           23,127
     March 31, 2002                       1.85%           1.85%          (0.81)%             936%           29,504
     March 31, 2001                       2.05%           2.04%          (0.98)%           1,399%           24,444
HEALTH CARE FUND A-CLASS
     MARCH 31, 2005*                      1.56%**         1.56%**        (0.65)%**           610%                1
HEALTH CARE FUND C-CLASS
     MARCH 31, 2005                       2.33%           2.33%          (1.36)%             610%            4,017
     March 31, 2004                       2.37%           2.37%          (1.60)%           1,204%            2,865
     March 31, 2003                       2.37%           2.37%          (1.30)%           1,395%              421
     March 31, 2002                       2.54%           2.54%          (1.59)%             936%            1,085
     March 31, 2001 *                     0.00%**(@)      0.00%**(@)      0.00%**          1,399%                3
INTERNET FUND INVESTOR CLASS
     MARCH 31, 2005                       1.34%           1.34%          (1.23)%           1,947%            5,210
     March 31, 2004                       1.36%           1.36%          (1.31)%           1,340%           15,292
     March 31, 2003                       1.38%           1.38%          (1.34)%           2,052%            3,335
     March 31, 2002                       1.21%           1.21%          (1.15)%           2,186%            3,124
     March 31, 2001 *++                   1.61%**         1.61%**        (1.43)%**         1,937%            1,625
INTERNET FUND ADVISOR CLASS
     MARCH 31, 2005                       1.83%           1.83%          (1.72)%           1,947%              829
     March 31, 2004                       1.86%           1.86%          (1.81)%           1,340%           12,090
     March 31, 2003                       1.82%           1.82%          (1.79)%           2,052%              717
     March 31, 2002                       1.74%           1.74%          (1.68)%           2,186%              396
     March 31, 2001 *++                   2.09%**         2.08%**        (2.00)%**         1,937%              201
INTERNET FUND A-CLASS
     MARCH 31, 2005*                      1.55%**         1.55%**        (1.46)%**         1,947%                4
INTERNET FUND C-CLASS
     MARCH 31, 2005                       2.33%           2.33%          (2.19)%           1,947%            1,596
     March 31, 2004                       2.36%           2.36%          (2.31)%           1,340%            1,556
     March 31, 2003                       2.37%           2.37%          (2.34)%           2,052%              234
     March 31, 2002 *                     2.36%**         2.36%**        (2.33)%**         2,186%              149

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 2000-- INTERNET FUND INVESTOR CLASS AND ADVISOR CLASS; MARCH 30, 2001-- HEALTH CARE FUND C-CLASS; APRIL 19, 2001-- INTERNET FUND C-CLASS; SEPTEMBER 1, 2004 -- HEALTH CARE FUND A-CLASS AND INTERNET FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

(@) EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


72 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED    NET INCREASE
                                        NET ASSET       NET            AND          (DECREASE)       DISTRIBUTIONS   DISTRIBUTIONS
                                          VALUE,     INVESTMENT     UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                                        BEGINNING      INCOME     GAINS (LOSSES)  VALUE RESULTING     INVESTMENT       REALIZED
                                        OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME       CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND INVESTOR CLASS
     MARCH 31, 2005                      $  27.66      $ (.17)        $  3.01         $  2.84          $      --      $       --
     March 31, 2004                         17.88        (.06)           9.84            9.78                 --              --
     March 31, 2003 ++                      24.00        (.15)          (5.97)          (6.12)                --              --
     March 31, 2002 ++                      25.56        (.33)          (1.23)          (1.56)                --              --
     March 31, 2001 ++                      33.30        (.36)          (7.38)          (7.74)                --              --
LEISURE FUND ADVISOR CLASS
     MARCH 31, 2005                         26.74        (.30)           2.90            2.60                 --              --
     March 31, 2004                         17.37        (.23)           9.60            9.37                 --              --
     March 31, 2003 ++                      23.34        (.39)          (5.58)          (5.97)                --              --
     March 31, 2002 ++                      24.93        (.51)          (1.08)          (1.59)                --              --
     March 31, 2001 ++                      32.82        (.51)          (7.38)          (7.89)                --              --
LEISURE FUND A-CLASS
     MARCH 31, 2005 *                       24.59        (.08)           4.83            4.75                 --              --
LEISURE FUND C-CLASS
     MARCH 31, 2005                         26.93        (.40)           2.86            2.46                 --              --
     March 31, 2004                         17.61        (.38)           9.70            9.32                 --              --
     March 31, 2003 ++                      23.79        (.36)          (5.82)          (6.18)                --              --
     March 31, 2002 *++                     29.01        (.45)          (4.77)          (5.22)                --              --
PRECIOUS METALS FUND INVESTOR CLASS
     MARCH 31, 2005                         44.32        (.05)          (8.63)          (8.68)                --              --
     March 31, 2004                         26.78        (.12)          17.67           17.55               (.01)             --
     March 31, 2003                         27.90         .03           (1.15)          (1.12)                --              --
     March 31, 2002                         17.73         .01           10.30           10.31               (.14)             --
     March 31, 2001                         18.80         .05           (1.12)          (1.07)                --              --
PRECIOUS METALS FUND ADVISOR CLASS
     MARCH 31, 2005                         44.17        (.03)          (8.77)          (8.80)                --              --
     March 31, 2004*                        31.68        (.18)          12.68           12.50               (.01)             --
PRECIOUS METALS FUND A-CLASS
     MARCH 31, 2005 *                       37.26        (.01)          (1.84)          (1.85)                --              --
PRECIOUS METALS FUND C-CLASS
     MARCH 31, 2005                         43.16        (.39)          (8.40)          (8.79)                --              --
     March 31, 2004                         26.35        (.51)          17.33           16.82               (.01)             --
     March 31, 2003                         27.72        (.27)          (1.10)          (1.37)                --              --
     March 31, 2002 *                       20.41        (.26)           7.71            7.45               (.14)             --


                                                        NET INCREASE    NET ASSET
                                                        (DECREASE) IN    VALUE,       TOTAL
                                            TOTAL         NET ASSET      END OF     INVESTMENT
                                        DISTRIBUTIONS       VALUE        PERIOD       RETURN
----------------------------------------------------------------------------------------------
LEISURE FUND INVESTOR CLASS
     MARCH 31, 2005                        $     --       $   2.84     $  30.50        10.27%
     March 31, 2004                              --           9.78        27.66        54.70%
     March 31, 2003 ++                           --          (6.12)       17.88       (25.50)%
     March 31, 2002 ++                           --          (1.56)       24.00        (6.10)%
     March 31, 2001 ++                           --          (7.74)       25.56       (23.24)%
LEISURE FUND ADVISOR CLASS
     MARCH 31, 2005                              --           2.60        29.34         9.72%
     March 31, 2004                              --           9.37        26.74        53.94%
     March 31, 2003 ++                           --          (5.97)       17.37       (25.58)%
     March 31, 2002 ++                           --          (1.59)       23.34        (6.38)%
     March 31, 2001 ++                           --          (7.89)       24.93       (24.04)%
LEISURE FUND A-CLASS
     MARCH 31, 2005*                             --           4.75        29.34        19.32%
LEISURE FUND C-CLASS
     MARCH 31, 2005                              --           2.46        29.39         9.13%
     March 31, 2004                              --           9.32        26.93        52.92%
     March 31, 2003 ++                           --          (6.18)       17.61       (25.98)%
     March 31, 2002 *++                          --          (5.22)       23.79       (17.99)%
PRECIOUS METALS FUND INVESTOR CLASS
     MARCH 31, 2005                              --          (8.68)       35.64       (19.58)%
     March 31, 2004                            (.01)         17.54        44.32        65.53%
     March 31, 2003                              --          (1.12)       26.78        (4.01)%
     March 31, 2002                            (.14)         10.17        27.90        58.44%
     March 31, 2001                              --          (1.07)       17.73        (5.69)%
PRECIOUS METALS FUND ADVISOR CLASS
     MARCH 31, 2005                              --          (8.80)       35.37       (19.92)%
     March 31, 2004 *                          (.01)         12.49        44.17        39.46%
PRECIOUS METALS FUND A-CLASS
     MARCH 31, 2005 *                            --          (1.85)       35.41        (4.97)%
PRECIOUS METALS FUND C-CLASS
     MARCH 31, 2005                              --          (8.79)       34.37       (20.37)%
     March 31, 2004                            (.01)         16.81        43.16        63.83%
     March 31, 2003                              --          (1.37)       26.35        (4.94)%
     March 31, 2002 *                          (.14)          7.31        27.72        36.75%


                                                          RATIO TO
                                                    AVERAGE NET ASSETS:
                                        --------------------------------------------
                                                                           NET                         NET ASSETS,
                                                                        INVESTMENT      PORTFOLIO        END OF
                                          GROSS            NET            INCOME        TURNOVER      PERIOD (000'S
                                        EXPENSES        EXPENSES          (LOSS)         RATE***        OMITTED)
--------------------------------------------------------------------------------------------------------------------
LEISURE FUND INVESTOR CLASS
     MARCH 31, 2005                       1.31%           1.31%           (0.57)%         1,046%        $ 15,080
     March 31, 2004                       1.36%           1.36%           (0.31)%         1,870%          25,030
     March 31, 2003 ++                    1.38%           1.38%           (0.65)%         3,179%           2,325
     March 31, 2002 ++                    1.57%           1.57%           (1.27)%         2,609%          11,443
     March 31, 2001 ++                    1.55%           1.55%           (1.18)%         2,756%           1,277
LEISURE FUND ADVISOR CLASS
     MARCH 31, 2005                       1.82%           1.82%           (1.10)%         1,046%          27,750
     March 31, 2004                       1.86%           1.86%           (1.06)%         1,870%          39,789
     March 31, 2003 ++                    1.90%           1.90%           (1.68)%         3,179%           3,592
     March 31, 2002 ++                    2.26%           2.26%           (2.05)%         2,609%           9,324
     March 31, 2001 ++                    2.08%           2.07%           (1.77)%         2,756%          18,299
LEISURE FUND A-CLASS
     MARCH 31, 2005*                      1.55%**         1.55%**         (1.02)%**       1,046%              12
LEISURE FUND C-CLASS
     MARCH 31, 2005                       2.31%           2.31%           (1.44)%         1,046%           2,502
     March 31, 2004                       2.37%           2.37%           (1.59)%         1,870%           2,165
     March 31, 2003 ++                    2.39%           2.39%           (1.70)%         3,179%              36
     March 31, 2002 *++                   2.53%**         2.53%**         (2.14)%**       2,609%              87
PRECIOUS METALS FUND INVESTOR CLASS
     MARCH 31, 2005                       1.23%           1.23%           (0.12)%           358%         130,718
     March 31, 2004                       1.26%           1.26%           (0.32)%           550%         236,961
     March 31, 2003                       1.27%           1.27%             0.09%           744%          75,185
     March 31, 2002                       1.39%           1.39%             0.07%           839%          59,625
     March 31, 2001                       1.18%           1.17%             0.30%           822%          25,096
PRECIOUS METALS FUND ADVISOR CLASS
     MARCH 31, 2005                       1.72%           1.72%           (0.09)%           358%           8,596
     March 31, 2004 *                     1.72%**         1.72%**         (0.68)%**         550%           2,112
PRECIOUS METALS FUND A-CLASS
     MARCH 31, 2005 *                     1.45%**         1.45%**         (0.02)%**         358%             217
PRECIOUS METALS FUND C-CLASS
     MARCH 31, 2005                       2.23%           2.23%           (1.08)%           358%          20,426
     March 31, 2004                       2.27%           2.27%           (1.38)%           550%          17,998
     March 31, 2003                       2.27%           2.27%           (0.94)%           744%           2,150
     March 31, 2002 *                     2.38%**         2.38%**         (1.23)%**         839%             910

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001 -- PRECIOUS METALS FUND C-CLASS; MAY 3, 2001 -- LEISURE FUND C-CLASS; AUGUST 1, 2003 -- PRECIOUS METALS FUND ADVISOR CLASS; SEPTEMBER 1, 2004 -- LEISURE FUND A-CLASS AND PRECIOUS METALS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 73

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED    NET INCREASE
                                        NET ASSET       NET            AND          (DECREASE)       DISTRIBUTIONS   DISTRIBUTIONS
                                          VALUE,     INVESTMENT     UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                                        BEGINNING      INCOME     GAINS (LOSSES)  VALUE RESULTING     INVESTMENT       REALIZED
                                        OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME       CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND A-CLASS
     MARCH 31, 2005 *                   $  26.66       $  .09        $  1.24          $  1.33         $     (.03)      $     (.12)
REAL ESTATE FUND C-CLASS
     MARCH 31, 2005                        26.63          .41            .75             1.16               (.03)            (.12)
     March 31, 2004 *                      25.00          .02           1.61             1.63                 --               --
REAL ESTATE FUND H-CLASS
     MARCH 31, 2005                        26.65          .58            .77             1.35               (.03)            (.12)
     March 31, 2004 *                      25.00          .10           1.55             1.65                 --               --
RETAILING FUND INVESTOR CLASS
     MARCH 31, 2005                        11.74         (.06)           .62              .56                 --               --
     March 31, 2004                         8.00         (.08)          3.82             3.74                 --               --
     March 31, 2003                        11.12         (.07)         (3.05)           (3.12)                --               --
     March 31, 2002                        10.29         (.10)           .93              .83                 --               --
     March 31, 2001                        13.22         (.09)         (2.84)           (2.93)                --               --
RETAILING FUND ADVISOR CLASS
     MARCH 31, 2005                        11.49         (.12)           .62              .50                 --               --
     March 31, 2004                         7.85         (.13)          3.77             3.64                 --               --
     March 31, 2003                        10.94         (.12)         (2.97)           (3.09)                --               --
     March 31, 2002                        10.17         (.15)           .92              .77                 --               --
     March 31, 2001                        13.18         (.16)         (2.85)           (3.01)                --               --
RETAILING FUND A-CLASS
     MARCH 31, 2005 *                      10.45         (.07)          1.63             1.56                 --               --
RETAILING FUND C-CLASS
     MARCH 31, 2005                        11.37         (.17)           .60              .43                 --               --
     March 31, 2004                         7.81         (.18)          3.74             3.56                 --               --
     March 31, 2003                        11.02         (.20)         (3.01)           (3.21)                --               --
     March 31, 2002 *                      10.68         (.20)           .54              .34                 --               --
TECHNOLOGY FUND INVESTOR CLASS
     MARCH 31, 2005                        11.40          .03          (1.08)           (1.05)                --               --
     March 31, 2004                         7.11         (.11)          4.40             4.29                 --               --
     March 31, 2003                        11.00         (.09)         (3.80)           (3.89)                --               --
     March 31, 2002                        12.70         (.15)         (1.55)           (1.70)                --               --
     March 31, 2001                        31.59         (.24)        (18.65)          (18.89)                --               --
TECHNOLOGY FUND ADVISOR CLASS
     MARCH 31, 2005                        11.13          .02          (1.09)           (1.07)                --               --
     March 31, 2004                         6.97         (.16)          4.32             4.16                 --               --
     March 31, 2003                        10.77         (.12)         (3.68)           (3.80)                --               --
     March 31, 2002                        12.49         (.20)         (1.52)           (1.72)                --               --
     March 31, 2001                        31.20         (.31)        (18.40)          (18.71)                --               --
TECHNOLOGY FUND A-CLASS
     MARCH 31, 2005 *                       9.32           --            .75              .75                 --               --
TECHNOLOGY FUND C-CLASS
     MARCH 31, 2005                        11.10           --          (1.09)           (1.09)                --               --
     March 31, 2004                         7.00         (.21)          4.31             4.10                 --               --
     March 31, 2003                        10.90         (.18)         (3.72)           (3.90)                --               --
     March 31, 2002 *                      14.82         (.25)         (3.67)           (3.92)                --               --


                                                        NET INCREASE    NET ASSET
                                                        (DECREASE) IN    VALUE,       TOTAL
                                            TOTAL         NET ASSET      END OF     INVESTMENT
                                        DISTRIBUTIONS       VALUE        PERIOD       RETURN
----------------------------------------------------------------------------------------------
REAL ESTATE FUND A-CLASS
     MARCH 31, 2005 *                     $   (.15)       $   1.18      $ 27.84         4.98%
REAL ESTATE FUND C-CLASS
     MARCH 31, 2005                           (.15)           1.01        27.64         4.35%
     March 31, 2004 *                           --            1.63        26.63         6.52%
REAL ESTATE FUND H-CLASS
     MARCH 31, 2005                           (.15)           1.20        27.85         5.06%
     March 31, 2004 *                           --            1.65        26.65         6.60%
RETAILING FUND INVESTOR CLASS
     MARCH 31, 2005                             --             .56        12.30         4.77%
     March 31, 2004                             --            3.74        11.74        46.75%
     March 31, 2003                             --           (3.12)        8.00       (28.06)%
     March 31, 2002                             --             .83        11.12         8.07%
     March 31, 2001                             --           (2.93)       10.29       (22.16)%
RETAILING FUND ADVISOR CLASS
     MARCH 31, 2005                             --             .50        11.99         4.35%
     March 31, 2004                             --            3.64        11.49        46.37%
     March 31, 2003                             --           (3.09)        7.85       (28.24)%
     March 31, 2002                             --             .77        10.94         7.57%
     March 31, 2001                             --           (3.01)       10.17       (22.84)%
RETAILING FUND A-CLASS
     MARCH 31, 2005 *                           --            1.56        12.01        14.93%
RETAILING FUND C-CLASS
     MARCH 31, 2005                             --             .43        11.80         3.78%
     March 31, 2004                             --            3.56        11.37        45.58%
     March 31, 2003                             --           (3.21)        7.81       (29.13)%
     March 31, 2002 *                           --             .34        11.02         3.18%
TECHNOLOGY FUND INVESTOR CLASS
     MARCH 31, 2005                             --           (1.05)       10.35        (9.21)%
     March 31, 2004                             --            4.29        11.40        60.34%
     March 31, 2003                             --           (3.89)        7.11       (35.36)%
     March 31, 2002                             --           (1.70)       11.00       (13.39)%
     March 31, 2001                             --          (18.89)       12.70       (59.80)%
TECHNOLOGY FUND ADVISOR CLASS
     MARCH 31, 2005                             --           (1.07)       10.06        (9.61)%
     March 31, 2004                             --            4.16        11.13        59.68%
     March 31, 2003                             --           (3.80)        6.97       (35.28)%
     March 31, 2002                             --           (1.72)       10.77       (13.77)%
     March 31, 2001                             --          (18.71)       12.49       (59.97)%
TECHNOLOGY FUND A-CLASS
     MARCH 31, 2005 *                           --             .75        10.07         8.05%
TECHNOLOGY FUND C-CLASS
     MARCH 31, 2005                             --           (1.09)       10.01        (9.82)%
     March 31, 2004                             --            4.10        11.10        58.57%
     March 31, 2003                             --           (3.90)        7.00       (35.78)%
     March 31, 2002 *                           --           (3.92)       10.90       (26.45)%


                                                     RATIO TO
                                                AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                           NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO         END OF
                                          GROSS            NET            INCOME         TURNOVER       PERIOD (000'S
                                        EXPENSES        EXPENSES          (LOSS)           RATE***        OMITTED)
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND A-CLASS
     MARCH 31, 2005 *                    1.54%**         1.54%**          0.52%**          1,773%         $     71
REAL ESTATE FUND C-CLASS
     MARCH 31, 2005                      2.32%           2.32%            1.52%            1,773%            1,293
     March 31, 2004 *                    2.36%**         2.36%**          0.72%**            102%            7,562
REAL ESTATE FUND H-CLASS
     MARCH 31, 2005                      1.58%           1.58%            2.08%            1,773%            8,186
     March 31, 2004 *                    1.61%**         1.61%**          3.83%**            102%           75,916
RETAILING FUND INVESTOR CLASS
     MARCH 31, 2005                      1.33%           1.33%           (0.54)%           1,505%            7,529
     March 31, 2004                      1.35%           1.35%           (0.78)%           1,825%           11,738
     March 31, 2003                      1.38%           1.38%           (0.82)%           3,788%            2,964
     March 31, 2002                      1.44%           1.44%           (0.92)%           2,030%           21,667
     March 31, 2001                      1.51%           1.50%           (0.78)%           3,062%           33,228
RETAILING FUND ADVISOR CLASS
     MARCH 31, 2005                      1.83%           1.83%           (1.09)%           1,505%            6,445
     March 31, 2004                      1.85%           1.85%           (1.25)%           1,825%           15,863
     March 31, 2003                      1.88%           1.88%           (1.35)%           3,788%           14,965
     March 31, 2002                      1.95%           1.95%           (1.40)%           2,030%           37,690
     March 31, 2001                      2.10%           2.09%           (1.49)%           3,062%           11,286
RETAILING FUND A-CLASS
     MARCH 31, 2005 *                    1.68%**         1.68%**         (1.03)%**         1,505%                1
RETAILING FUND C-CLASS
     MARCH 31, 2005                      2.33%           2.33%           (1.52)%           1,505%            1,774
     March 31, 2004                      2.36%           2.36%           (1.72)%           1,825%            2,362
     March 31, 2003                      2.32%           2.32%           (1.89)%           3,788%               85
     March 31, 2002 *                    2.70%**         2.70%**         (2.13)%**         2,030%            1,028
TECHNOLOGY FUND INVESTOR CLASS
     MARCH 31, 2005                      1.31%           1.31%            0.33%            1,304%           13,346
     March 31, 2004                      1.36%           1.36%           (1.07)%           1,853%           17,114
     March 31, 2003                      1.38%           1.38%           (1.13)%           1,938%            8,348
     March 31, 2002                      1.44%           1.44%           (1.21)%           1,017%           35,815
     March 31, 2001                      1.30%           1.30%           (1.01)%           2,202%           26,660
TECHNOLOGY FUND ADVISOR CLASS
     MARCH 31, 2005                      1.83%           1.83%            0.21%            1,304%           10,693
     March 31, 2004                      1.86%           1.86%           (1.58)%           1,853%           17,972
     March 31, 2003                      1.88%           1.88%           (1.62)%           1,938%           16,717
     March 31, 2002                      1.93%           1.93%           (1.69)%           1,017%           25,769
     March 31, 2001                      1.81%           1.81%           (1.48)%           2,202%           20,450
TECHNOLOGY FUND A-CLASS
     MARCH 31, 2005 *                    1.54%**         1.54%**          0.00%**          1,304%                6
TECHNOLOGY FUND C-CLASS
     MARCH 31, 2005                      2.32%           2.32%            0.00%            1,304%            1,284
     March 31, 2004                      2.36%           2.36%           (2.13)%           1,853%            1,101
     March 31, 2003                      2.37%           2.37%           (2.07)%           1,938%              434
     March 31, 2002 *                    2.43%**         2.43%**         (2.22)%**         1,017%              424

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001-- TECHNOLOGY FUND C-CLASS; MAY 9, 2001--RETAILING FUND C-CLASS; FEBRUARY 20, 2004 -- REAL ESTATE FUND C-CLASS AND H-CLASS; SEPTEMBER 1, 2004 -- REAL ESTATE FUND A-CLASS, RETAILING FUND A-CLASS AND TECHNOLOGY FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.


74 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET REALIZED    NET INCREASE
                                          NET ASSET       NET            AND          (DECREASE)       DISTRIBUTIONS   DISTRIBUTIONS
                                            VALUE,     INVESTMENT     UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                                          BEGINNING      INCOME     GAINS (LOSSES)  VALUE RESULTING     INVESTMENT       REALIZED
                                          OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND INVESTOR CLASS
     MARCH 31, 2005                       $  15.48       $  .09        $  (1.24)       $  (1.15)        $       --     $        --
     March 31, 2004                          10.05           --            5.48            5.48               (.05)             --
     March 31, 2003 ++                       15.12          .06           (5.13)          (5.07)                --              --
     March 31, 2002 ++                       24.03         (.12)          (8.70)          (8.82)                --            (.09)
     March 31, 2001 ++                       61.17         (.30)         (36.84)         (37.14)                --              --
TELECOMMUNICATIONS FUND ADVISOR CLASS
     MARCH 31, 2005                          15.07          .03           (1.22)          (1.19)                --              --
     March 31, 2004                           9.81         (.08)           5.39            5.31               (.05)             --
     March 31, 2003 ++                       14.76         (.09)          (4.86)          (4.95)                --              --
     March 31, 2002 ++                       23.58         (.06)          (8.67)          (8.73)                --            (.09)
     March 31, 2001 ++                       60.39         (.54)         (36.27)         (36.81)                --              --
TELECOMMUNICATIONS FUND A-CLASS
     MARCH 31, 2005*                         13.55          .11             .24             .35                 --              --
TELECOMMUNICATIONS FUND C-CLASS
     MARCH 31, 2005                          15.06         (.07)          (1.18)          (1.25)                --              --
     March 31, 2004                           9.84         (.15)           5.42            5.27               (.05)             --
     March 31, 2003 ++                       14.97         (.09)          (5.04)          (5.13)                --              --
     March 31, 2002 *++                      26.91         (.24)         (11.61)         (11.85)                --            (.09)
TRANSPORTATION FUND INVESTOR CLASS
     MARCH 31, 2005                          18.84         (.11)           3.69            3.58                 --              --
     March 31, 2004                          15.03         (.06)           3.87            3.81                 --              --
     March 31, 2003 ++                       20.85         (.12)          (5.70)          (5.82)                --              --
     March 31, 2002 ++                       19.26         (.09)           1.68            1.59                 --              --
     March 31, 2001 ++                       18.72           --             .54             .54                 --              --
TRANSPORTATION FUND ADVISOR CLASS
     MARCH 31, 2005                          18.02         (.21)           3.50            3.29                 --              --
     March 31, 2004                          14.40         (.12)           3.74            3.62                 --              --
     March 31, 2003 ++                       19.98         (.15)          (5.43)          (5.58)                --              --
     March 31, 2002 ++                       18.57         (.21)           1.62            1.41                 --              --
     March 31, 2001 ++                       18.48         (.03)            .12             .09                 --              --
TRANSPORTATION FUND A-CLASS
     MARCH 31, 2005*                         18.73         (.09)           2.70            2.61                 --              --
TRANSPORTATION FUND C-CLASS
     MARCH 31, 2005                          18.43         (.32)           3.60            3.28                 --              --
     March 31, 2004                          14.85         (.25)           3.83            3.58                 --              --
     March 31, 2003 ++                       20.73         (.27)          (5.61)          (5.88)                --              --
     March 31, 2002 *++                      20.04         (.24)            .93             .69                 --              --


                                                           NET INCREASE    NET ASSET
                                                           (DECREASE) IN    VALUE,       TOTAL
                                               TOTAL         NET ASSET      END OF     INVESTMENT
                                           DISTRIBUTIONS       VALUE        PERIOD       RETURN
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND INVESTOR CLASS
     MARCH 31, 2005                          $     --        $  (1.15)    $ 14.33        (7.43)%
     March 31, 2004                              (.05)           5.43       15.48        54.59%
     March 31, 2003 ++                             --           (5.07)      10.05       (33.53)%
     March 31, 2002 ++                           (.09)          (8.91)      15.12       (36.84)%
     March 31, 2001 ++                             --          (37.14)      24.03       (60.72)%
TELECOMMUNICATIONS FUND ADVISOR CLASS
     MARCH 31, 2005                                --           (1.19)      13.88        (7.90)%
     March 31, 2004                              (.05)           5.26       15.07        54.20%
     March 31, 2003 ++                             --           (4.95)       9.81       (33.54)%
     March 31, 2002 ++                           (.09)          (8.82)      14.76       (37.16)%
     March 31, 2001 ++                             --          (36.81)      23.58       (60.95)%
TELECOMMUNICATIONS FUND A-CLASS
     MARCH 31, 2005*                               --             .35       13.90         2.58%
TELECOMMUNICATIONS FUND C-CLASS
     MARCH 31, 2005                                --           (1.25)      13.81        (8.30)%
     March 31, 2004                              (.05)           5.22       15.06        53.62%
     March 31, 2003 ++                             --           (5.13)       9.84       (34.27)%
     March 31, 2002 *++                          (.09)         (11.94)      14.97       (44.16)%
TRANSPORTATION FUND INVESTOR CLASS
     MARCH 31, 2005                                --            3.58       22.42        19.00%
     March 31, 2004                                --            3.81       18.84        25.35%
     March 31, 2003 ++                             --           (5.82)      15.03       (27.91)%
     March 31, 2002 ++                             --            1.59       20.85         8.26%
     March 31, 2001 ++                             --             .54       19.26         2.88%
TRANSPORTATION FUND ADVISOR CLASS
     MARCH 31, 2005                                --            3.29       21.31        18.26%
     March 31, 2004                                --            3.62       18.02        25.14%
     March 31, 2003 ++                             --           (5.58)      14.40       (27.93)%
     March 31, 2002 ++                             --            1.41       19.98         7.59%
     March 31, 2001 ++                             --             .09       18.57         0.49%
TRANSPORTATION FUND A-CLASS
     MARCH 31, 2005*                               --            2.61       21.34        13.93%
TRANSPORTATION FUND C-CLASS
     MARCH 31, 2005                                --            3.28       21.71        17.80%
     March 31, 2004                                --            3.58       18.43        24.11%
     March 31, 2003 ++                             --           (5.88)      14.85       (28.36)%
     March 31, 2002 *++                            --             .69       20.73         3.44%


                                                             RATIO TO
                                                        AVERAGE NET ASSETS:
                                          ---------------------------------------------
                                                                              NET                          NET ASSETS,
                                                                          INVESTMENT       PORTFOLIO         END OF
                                            GROSS            NET            INCOME         TURNOVER       PERIOD (000'S
                                          EXPENSES        EXPENSES          (LOSS)           RATE***        OMITTED)
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND INVESTOR CLASS
     MARCH 31, 2005                         1.35%           1.35%            0.60%          1,142%          $  6,003
     March 31, 2004                         1.37%           1.37%            0.01%          1,506%            14,406
     March 31, 2003 ++                      1.38%           1.38%            0.46%          2,431%             9,152
     March 31, 2002 ++                      1.51%           1.51%           (0.60)%         1,192%             4,530
     March 31, 2001 ++                      1.37%           1.37%           (0.65)%         1,273%             9,924
TELECOMMUNICATIONS FUND ADVISOR CLASS
     MARCH 31, 2005                         1.86%           1.86%            0.19%          1,142%             1,922
     March 31, 2004                         1.87%           1.87%           (0.58)%         1,506%             7,376
     March 31, 2003 ++                      1.86%           1.86%           (0.68)%         2,431%               898
     March 31, 2002 ++                      1.87%           1.87%           (0.29)%         1,192%               931
     March 31, 2001 ++                      1.87%           1.86%           (1.24)%         1,273%            19,154
TELECOMMUNICATIONS FUND A-CLASS
     MARCH 31, 2005*                        1.54%**         1.54%**          1.25%**        1,142%                 3
TELECOMMUNICATIONS FUND C-CLASS
     MARCH 31, 2005                         2.38%           2.38%           (0.51)%         1,142%             1,784
     March 31, 2004                         2.37%           2.37%           (1.09)%         1,506%             3,635
     March 31, 2003 ++                      2.41%           2.41%           (0.71)%         2,431%               774
     March 31, 2002 *++                     2.43%**         2.43%**         (1.25)%**       1,192%                19
TRANSPORTATION FUND INVESTOR CLASS
     MARCH 31, 2005                         1.32%           1.32%           (0.51)%           929%             7,890
     March 31, 2004                         1.36%           1.36%           (0.34)%         1,624%             3,792
     March 31, 2003 ++                      1.40%           1.40%           (0.70)%         2,786%               960
     March 31, 2002 ++                      1.56%           1.56%           (0.51)%         1,704%            18,215
     March 31, 2001 ++                      1.55%           1.54%           (0.05)%         1,293%             8,246
TRANSPORTATION FUND ADVISOR CLASS
     MARCH 31, 2005                         1.82%           1.82%           (1.05)%           929%             5,748
     March 31, 2004                         1.83%           1.83%           (0.73)%         1,624%             4,284
     March 31, 2003 ++                      1.92%           1.92%           (0.94)%         2,786%             3,561
     March 31, 2002 ++                      2.23%           2.23%           (1.16)%         1,704%            23,807
     March 31, 2001 ++                      2.08%           2.08%           (0.16)%         1,293%               233
TRANSPORTATION FUND A-CLASS
     MARCH 31, 2005*                        1.54%**         1.54%**         (0.71)%**         929%                22
TRANSPORTATION FUND C-CLASS
     MARCH 31, 2005                         2.32%           2.32%           (1.51)%           929%             1,807
     March 31, 2004                         2.36%           2.36%           (1.53)%         1,624%               656
     March 31, 2003 ++                      2.36%           2.36%           (1.51)%         2,786%               514
     March 31, 2002 *++                     2.59%**         2.59%**         (1.35)%**       1,704%               654

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001-- TELECOMMUNICATIONS FUND C-CLASS; MAY 14, 2001-- TRANSPORTATION FUND C-CLASS; SEPTEMBER 1, 2004 -- TELECOMMUNICATIONS FUND A-CLASS AND TRANSPORTATION FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 75

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED    NET INCREASE
                                        NET ASSET       NET            AND          (DECREASE)       DISTRIBUTIONS   DISTRIBUTIONS
                                          VALUE,     INVESTMENT     UNREALIZED     IN NET ASSET        FROM NET        FROM NET
                                        BEGINNING      INCOME     GAINS (LOSSES)  VALUE RESULTING     INVESTMENT       REALIZED
                                        OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME       CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND INVESTOR CLASS
     MARCH 31, 2005                     $   20.57      $  .53       $   2.82          $   3.35       $     (.30)      $        --
     March 31, 2004                         16.38         .45           4.71              5.16             (.97)               --
     March 31, 2003 ++                      25.44         .60          (9.12)            (8.52)            (.54)               --
     March 31, 2002 ++                      35.52         .60          (9.12)            (8.52)           (1.56)               --
     March 31, 2001 *++                     30.00         .54           4.98              5.52               --                --
UTILITIES FUND ADVISOR CLASS
     MARCH 31, 2005                         20.10         .42           2.74              3.16             (.30)               --
     March 31, 2004                         16.11         .30           4.66              4.96             (.97)               --
     March 31, 2003 ++                      25.23         .33          (8.91)            (8.58)            (.54)               --
     March 31, 2002 ++                      35.43         .36          (9.00)            (8.64)           (1.56)               --
     March 31, 2001 *++                     30.00         .36           5.07              5.43               --                --
UTILITIES FUND A-CLASS
     MARCH 31, 2005*                        20.66         .40           2.24              2.64             (.30)               --
UTILITIES FUND C-CLASS
     MARCH 31, 2005                         19.77         .29           2.71              3.00             (.30)               --
     March 31, 2004                         15.93         .22           4.59              4.81             (.97)               --
     March 31, 2003 ++                      25.08         .30          (8.91)            (8.61)            (.54)               --
     March 31, 2002 *++                     37.98        (.12)        (11.22)           (11.34)           (1.56)               --


                                                        NET INCREASE    NET ASSET
                                                        (DECREASE) IN    VALUE,       TOTAL
                                            TOTAL         NET ASSET      END OF     INVESTMENT
                                        DISTRIBUTIONS       VALUE        PERIOD       RETURN
----------------------------------------------------------------------------------------------
UTILITIES FUND INVESTOR CLASS
     MARCH 31, 2005                        $   (.30)      $   3.05      $ 23.62        16.35%
     March 31, 2004                            (.97)          4.19        20.57        32.11%
     March 31, 2003 ++                         (.54)         (9.06)       16.38       (33.55)%
     March 31, 2002 ++                        (1.56)        (10.08)       25.44       (24.07)%
     March 31, 2001 *++                          --           5.52        35.52        18.40%
UTILITIES FUND ADVISOR CLASS
     MARCH 31, 2005                            (.30)          2.86        22.96        15.78%
     March 31, 2004                            (.97)          3.99        20.10        31.39%
     March 31, 2003 ++                         (.54)         (9.12)       16.11       (34.07)%
     March 31, 2002 ++                        (1.56)        (10.20)       25.23       (24.47)%
     March 31, 2001 *++                          --           5.43        35.43        18.10%
UTILITIES FUND A-CLASS
     MARCH 31, 2005*                           (.30)          2.34        23.00        12.84%
UTILITIES FUND C-CLASS
     MARCH 31, 2005                            (.30)          2.70        22.47        15.23%
     March 31, 2004                            (.97)          3.84        19.77        30.80%
     March 31, 2003 ++                         (.54)         (9.15)       15.93       (34.40)%
     March 31, 2002 *++                       (1.56)        (12.90)       25.08       (29.95)%



                                                     RATIO TO
                                                AVERAGE NET ASSETS:
                                        -------------------------------------------
                                                                           NET                          NET ASSETS,
                                                                        INVESTMENT       PORTFOLIO         END OF
                                          GROSS            NET            INCOME         TURNOVER      PERIOD (000'S
                                        EXPENSES        EXPENSES          (LOSS)           RATE***        OMITTED)
--------------------------------------------------------------------------------------------------------------------

UTILITIES FUND INVESTOR CLASS
     MARCH 31, 2005                       1.33%           1.33%            2.46%           1,124%         $ 17,861
     March 31, 2004                       1.35%           1.35%            2.50%           1,609%           19,170
     March 31, 2003 ++                    1.39%           1.39%            3.24%           3,158%            9,978
     March 31, 2002 ++                    1.54%           1.54%            2.00%           2,418%           26,539
     March 31, 2001 *++                   1.59%**         1.59%**          1.65%**         1,591%           15,566
UTILITIES FUND ADVISOR CLASS
     MARCH 31, 2005                       1.83%           1.83%            1.95%           1,124%            8,045
     March 31, 2004                       1.84%           1.84%            1.91%           1,609%            1,072
     March 31, 2003 ++                    1.89%           1.89%            1.74%           3,158%            2,239
     March 31, 2002 ++                    1.85%           1.85%            1.15%           2,418%            6,053
     March 31, 2001 *++                   2.09%**         2.08%**          1.03%**         1,591%           14,360
UTILITIES FUND A-CLASS
     MARCH 31, 2005*                      1.54%**         1.54%**          2.98%**         1,124%              128
UTILITIES FUND C-CLASS
     MARCH 31, 2005                       2.32%           2.32%            1.39%           1,124%            4,807
     March 31, 2004                       2.36%           2.36%            1.19%           1,609%            3,948
     March 31, 2003 ++                    2.42%           2.42%            1.56%           3,158%              939
     March 31, 2002 *++                   2.76%**         2.76%**         (0.48)%**        2,418%              192

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3,2000 -- INVESTOR AND ADVISOR CLASS; APRIL 27, 2001-- C-CLASS; SEPTEMBER 1, 2004 -- A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.


76 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a nondiversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                          SALES CHARGE AS % OF     SALES CHARGE AS % OF NET
AMOUNT OF INVESTMENT         OFFERING PRICE            AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000               4.75%                      4.99%
$100,000 but less
than $250,000                    3.75%                      3.90%
$250,000 but less
than $500,000                    2.75%                      2.83%
$500,000 but less
than $1,000,000                  1.60%                      1.63%
$1,000,000 or greater            0.00%                      0.00%

At March 31, 2005, the Trust consisted of forty-three separate series: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds, and two Strategic Funds. This report covers the eighteen Sector Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds and the Strategic Funds are contained in separate reports.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade and (ii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

E. Each Fund seeks capital appreciation and invests substantially all of its assets in equity securities of companies involved in its sector. The Funds may also purchase American Depository Receipts ("ADRs"), U.S. Government securities, and enter into repurchase agreements.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 77

--------------------------------------------------------------------------------

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, the Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Sector Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Sector Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C-Class Plan") applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributors, Inc.

3. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.


78 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid between April 1, 2004-March 31, 2005 was as follows:

                                 ORDINARY        LONG-TERM            TOTAL
FUND                               INCOME     CAPITAL GAIN    DISTRIBUTIONS
---------------------------------------------------------------------------

Banking Fund                 $    294,466     $         --    $     294,466
Basic Materials Fund                   --               --               --
Biotechnology Fund                     --               --               --
Consumer Products Fund             13,317               --           13,317
Electronics Fund                       --               --               --
Energy Fund                        46,504               --           46,504
Energy Services Fund                   --               --               --
Financial Services Fund           267,235               --          267,235
Health Care Fund                       --               --               --
Internet Fund                          --               --               --
Leisure Fund                           --               --               --
Precious Metals Fund                   --               --               --
Real Estate Fund                  192,807           36,608          229,415
Retailing Fund                         --               --               --
Technology Fund                        --               --               --
Telecommunications Fund                --               --               --
Transportation Fund                    --               --               --
Utilities Fund                    550,003               --          550,003

The tax character of distributions paid between April 1, 2003-March 31, 2004 was as follows:

                                 ORDINARY        LONG-TERM            TOTAL
FUND                               INCOME     CAPITAL GAIN    DISTRIBUTIONS
---------------------------------------------------------------------------

Banking Fund                 $    353,855     $         --    $     353,855
Basic Materials Fund               85,864               --           85,864
Biotechnology Fund                     --               --               --
Consumer Products Fund             41,560               --           41,560
Electronics Fund                       --               --               --
Energy Fund                        77,173               --           77,173
Energy Services Fund                   --               --               --
Financial Services Fund           207,849               --          207,849
Health Care Fund                       --               --               --
Internet Fund                          --               --               --
Leisure Fund                           --               --               --
Precious Metals Fund               53,404               --           53,404
Real Estate Fund                       --               --               --
Retailing Fund                         --               --               --
Technology Fund                        --               --               --
Telecommunications Fund            41,923               --           41,923
Transportation Fund                    --               --               --
Utilities Fund                    681,790               --          681,790


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT  | 79

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at March 31, 2005 was as follows:

                             UNDISTRIBUTED      UNDISTRIBUTED     NET UNREALIZED
                               ORDINARY         REALIZED GAIN/     APPRECIATION/       CAPITAL LOSS
FUND                            INCOME        (ACCUMULATED LOSS)  (DEPRECIATION)       CARRYFORWARD
----------------------------------------------------------------------------------------------------
Banking Fund                     $169,776            $  --        $(13,578,730)      $ 30,296,094(1)
Basic Materials Fund              141,284               --          (2,546,202)        14,161,174(1)
Biotechnology Fund                     --               --         (14,750,910)       161,449,090(1)
Consumer Products Fund            159,297               --          (4,140,684)         9,931,789(1)
Electronics Fund                       --               --         (28,112,285)       130,828,550(1)
Energy Fund                       271,239               --          23,785,758          2,460,452(1)
Energy Services Fund                   --               --          (8,611,103)        46,454,476(1)
Financial Services Fund           228,012               --         (22,472,660)        23,937,388(1)
Health Care Fund                       --               --         (15,264,016)        15,056,183(1)
Internet Fund                          --               --          (1,230,545)        33,475,294(1)
Leisure Fund                           --               --          (3,538,755)        13,492,289(1)
Precious Metals Fund                   --               --          (4,837,775)        50,146,795(1)
Real Estate Fund                       --               --          (1,435,237)                --
Retailing Fund                         --               --         (15,650,521)        18,605,265(1)
Technology Fund                   132,662               --         (38,914,357)        39,776,650(1)
Telecommunications Fund            72,364               --         (11,028,111)        28,770,923(1)
Transportation Fund                    --               --          (2,649,266)        15,161,308(1)
Utilities Fund                    185,017               --           1,508,458          9,377,847(1)

All amounts expire on March 31st of the year indicated.

(1)   BANKING FUND: $20,272,124 EXPIRES IN 2009, $7,330,166 EXPIRES IN 2010, AND
      $2,693,804 EXPIRES IN 2011

      BASIC MATERIALS FUND: $3,102,537 EXPIRES IN 2009, $1,922,768 EXPIRES IN 2010, $6,874,246 EXPIRES IN 2011, AND $2,261,623 EXPIRES IN 2013

      BIOTECHNOLOGY FUND: $66,270,283 EXPIRES IN 2010, $41,827,211 EXPIRES IN 2011, AND $53,351,596 EXPIRES IN 2013

      CONSUMER PRODUCTS FUND: $1,302,429 EXPIRES IN 2009, $6,932,751 EXPIRES IN 2010, $1,405,711 EXPIRES IN 2011, AND $290,898 EXPIRES IN 2013

      ELECTRONICS FUND: $26,624,901 EXPIRES IN 2009, $71,114,792 EXPIRES IN 2010, $4,632,927 EXPIRES IN 2011, $21,975,263 EXPIRES IN 2012, AND
      $6,480,667 EXPIRES IN 2013

      ENERGY FUND: $2,460,452 EXPIRES IN 2011

      ENERGY SERVICES FUND: $288,577 EXPIRES IN 2007, $7,012,158 EXPIRES IN 2008, $18,272,026 EXPIRES IN 2009, $8,605,776 EXPIRES IN 2010, $1,565,855
      EXPIRES IN 2011, AND $10,710,084 EXPIRES IN 2012

      FINANCIAL SERVICES FUND: $7,140,193 EXPIRES IN 2009 AND $16,797,195 EXPIRES IN 2010

      HEALTH CARE FUND: $8,651,949 EXPIRES IN 2010, $4,204,016 EXPIRES IN 2011, AND $2,200,218 EXPIRES IN 2013

      INTERNET FUND: $9,065,533 EXPIRES IN 2009, $20,245,609 EXPIRES IN 2010,
      $3,187,374 EXPIRES IN 2011, $201,036 EXPIRES IN 2012, AND $775,742 EXPIRES
      IN 2013

      LEISURE FUND: $189,716 EXPIRES IN 2008, $6,347,300 EXPIRES IN 2009, $5,084,685 EXPIRES IN 2010, $1,440,998 EXPIRES IN 2011, $76,092 EXPIRES IN
      2012, AND $353,498 EXPIRES IN 2013

      PRECIOUS METALS FUND: $4,444,957 EXPIRES IN 2008, $17,957,165 EXPIRES IN 2009, $8,817,763 EXPIRES IN 2010, $6,125,781 EXPIRES IN 2011, AND
      $12,801,129 EXPIRES IN 2013

      RETAILING FUND: $7,650,688 EXPIRES IN 2009, $8,401,610 EXPIRES IN 2010, $1,550,748 EXPIRES IN 2011, AND $1,002,219 EXPIRES IN 2013

      TECHNOLOGY FUND: $1,134,585 EXPIRES IN 2009, $8,747,935 EXPIRES IN 2010, $24,431,379 EXPIRES IN 2011, AND $5,462,751 EXPIRES IN 2013

      TELECOMMUNICATIONS FUND: $21,523,697 EXPIRES IN 2010, $6,628,688 EXPIRES IN 2011, AND $618,538 EXPIRES IN 2013

      TRANSPORTATION FUND: $1,496,274 EXPIRES IN 2008, $7,534,993 EXPIRES IN 2009, $1,468,132 EXPIRES IN 2010, $2,503,694 EXPIRES IN 2011, $1,263,341
      EXPIRES IN 2012, AND $894,874 EXPIRES IN 2013

      UTILITIES FUND: $6,550,528 EXPIRES IN 2011 AND $2,827,319 EXPIRES IN 2012

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2005, the following Funds offset net realized capital gains with capital losses from previous years:

FUND                                    AMOUNT
--------------------------------------------------------------------------------
Banking Fund                          $ 1,231,071

Energy Fund                             9,491,065

Energy Services Fund                       75,869

Financial Services Fund                 3,871,165

Utilities Fund                          2,025,062


80 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At March 31, 2005, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                       TAX                 TAX                  NET
                                      TAX       UNREALIZED          UNREALIZED           UNREALIZED
FUND                                 COST             GAIN              (LOSS)          GAIN (LOSS)
---------------------------------------------------------------------------------------------------
Banking Fund                 $ 23,339,513      $        --       $ (13,578,730)      $  (13,578,730)
Basic Materials Fund           68,404,060               --          (2,546,202)          (2,546,202)
Biotechnology Fund            119,413,556        1,294,285         (16,045,195)         (14,750,910)
Consumer Products Fund         62,248,719               --          (4,140,684)          (4,140,684)
Electronics Fund               76,643,518        1,549,553         (29,661,838)         (28,112,285)
Energy Fund                   158,257,373       24,052,141            (266,383)          23,785,758
Energy Services Fund          172,352,365               --          (8,611,103)          (8,611,103)
Financial Services Fund        64,591,698               --         (22,472,660)         (22,472,660)
Health Care Fund               82,204,246          274,165         (15,538,181)         (15,264,016)
Internet Fund                   9,980,656        2,261,014          (3,491,559)          (1,230,545)
Leisure Fund                   58,282,812               --          (3,538,755)          (3,538,755)
Precious Metals Fund          221,521,806          683,577          (5,521,352)          (4,837,775)
Real Estate Fund               12,139,699               --          (1,435,237)          (1,435,237)
Retailing Fund                 34,020,687               --         (15,650,521)         (15,650,521)
Technology Fund                68,245,094          902,409         (39,816,766)         (38,914,357)
Telecommunications Fund        23,505,469               --         (11,028,111)         (11,028,111)
Transportation Fund            21,291,480          351,009          (3,000,275)          (2,649,266)
Utilities Fund                 37,593,367        1,670,216            (161,758)           1,508,458

POST-OCTOBER LOSSES DEFERRED

Pursuant to federal income tax regulations applicable to investment companies, the funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occuring on the first day of the following tax year. For the year ended March 31, 2005, $1,294,285, $1,549,553, $274,165,
$2,261,014, $902,409, and $351,009 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2006 for Biotechnology Fund, Electronics Fund, Health Care Fund, Internet Fund, Technology Fund, and Transportation Fund, respectively.

4. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, along with the uninvested cash balances of the OTC Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large Cap-Value Fund, the Small Cap-Growth Fund, the Mid-Cap Growth Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, the Juno Master Portfolio (all included in the Trust, but contained in a separate report), the Sector Rotation Fund and the Core Equity Fund (also included in the Trust, but contained in a separate report). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreements at maturity.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 81

--------------------------------------------------------------------------------

The repurchase agreements that were executed by the joint account and outstanding as of March 31, 2005 are as follows:

COUNTERPARTY                  TERMS OF AGREEMENT       FACE VALUE        MARKET VALUE       MATURITY VALUE
----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.         2.55% due 04/01/05    $ 412,296,394     $   412,296,394      $   412,325,599
Bear Stearns Cos., Inc.       2.63% due 04/01/05      400,000,000         400,000,000          400,029,222
Citigroup, Inc.               2.60% due 04/01/05      300,000,000         300,000,000          300,021,667
Morgan Stanley                2.57% due 04/01/05      300,000,000         300,000,000          300,021,417
----------------------------------------------------------------------------------------------------------
                                                                      $ 1,412,296,394      $ 1,412,397,905
==========================================================================================================

As of March 31, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE            RANGE OF RATES            PAR VALUE       MARKET VALUE
-------------------------------------------------------------------------------

U.S. Treasury Bonds      2.375% - 10.375%     $  437,823,491    $   598,097,915
U.S. Treasury Notes      2.000% - 5.750%         421,496,836        435,285,951
U.S. Treasury Bills           0.000%             415,061,000        412,102,321
-------------------------------------------------------------------------------
                                                                $ 1,445,486,187
===============================================================================

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

5. SECURITIES TRANSACTIONS

During the year ended March 31, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                   BASIC       BIOTECH-       CONSUMER                                       ENERGY      FINANCIAL
                  BANKING      MATERIALS         NOLOGY       PRODUCTS    ELECTRONICS         ENERGY       SERVICES       SERVICES
                     FUND           FUND           FUND           FUND           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases   $ 292,041,377  $ 439,121,167  $ 768,547,925  $ 413,611,687  $ 487,628,043  $ 778,559,947  $ 411,324,873  $ 412,264,330
Sales       $ 301,799,512  $ 435,974,685  $ 808,664,225  $ 401,495,861  $ 485,547,260  $ 731,351,461  $ 368,476,461  $ 451,109,173

                   HEALTH                                     PRECIOUS           REAL                                   TELECOMMU-
                     CARE       INTERNET        LEISURE         METALS         ESTATE      RETAILING     TECHNOLOGY      NICATIONS
                     FUND           FUND           FUND           FUND           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases   $ 329,448,865  $ 430,530,262  $ 409,551,321  $ 703,953,103  $ 737,257,273  $ 255,360,302  $ 650,130,044  $ 194,660,316
Sales       $ 320,767,581  $ 445,765,878  $ 429,042,680  $ 737,701,586  $ 809,037,889  $ 269,137,783  $ 652,481,957  $ 207,772,426

                TRANSPOR-
                   TATION      UTILITIES
                     FUND           FUND
----------------------------------------
Purchases   $ 323,729,117  $ 333,117,896
Sales       $ 318,215,877  $ 329,788,040


82 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

6.    SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period ended March 31, 2005 were:

                                      SHARES PURCHASED         PURCHASED THROUGH DIVIDEND REINVESTMENT
------------------------------------------------------------------------------------------------------
                               Period Ended      Year Ended         Period Ended      Year Ended
                                 March 31,        March 31,           March 31,        March 31,
                                   2005             2004                2005             2004
------------------------------------------------------------------------------------------------------
BANKING FUND
      Investor Class             23,295,878      29,305,567             13,430         21,240
      Advisor Class               7,579,880       8,354,009             11,287          9,588
      A-Class*                        3,495              --                 74             --
      C-Class                     2,096,355       5,623,221              1,958          5,862
BASIC MATERIALS FUND
      Investor Class             14,930,185      20,611,388                 --          1,998
      Advisor Class               3,451,617       4,166,675                 --          1,426
      A-Class*                       21,600              --                 --             --
      C-Class                     1,628,841       2,071,086                 --            234
BIOTECHNOLOGY FUND
      Investor Class             48,992,037      55,501,925                 --             --
      Advisor Class               2,977,372       5,467,658                 --             --
      A-Class*                        5,666              --                 --             --
      C-Class                     1,611,589       2,625,351                 --             --
CONSUMER PRODUCTS FUND
      Investor Class             11,770,064       7,588,839                128            272
      Advisor Class               4,310,299       3,619,311                225          1,325
      A-Class*                       16,232              --                 --             --
      C-Class                     2,021,995       1,412,449                 75             28
ELECTRONICS FUND
      Investor Class             71,617,772      97,206,931                 --             --
      Advisor Class               5,499,673      10,258,033                 --             --
      A-Class*                          271              --                 --             --
      C-Class                     1,771,576       4,994,160                 --             --
ENERGY FUND
      Investor Class             60,798,285      43,036,804              2,191          6,458
      Advisor Class               8,630,164       6,143,268                487            309
      A-Class*                       78,501              --                  2             --
      C-Class                     5,409,462       3,766,553                254            758

                                     SHARES REDEEMED           NET SHARES PURCHASED (REDEEMED)
---------------------------------------------------------------------------------------------
                               Period Ended     Year Ended        Period Ended     Year Ended
                                March 31,       March 31,          March 31,       March 31,
                                   2005            2004               2005            2004
---------------------------------------------------------------------------------------------
BANKING FUND
      Investor Class            (24,047,095)    (29,114,241)          (737,787)       212,566
      Advisor Class              (7,664,012)     (8,041,937)           (72,845)       321,660
      A-Class*                       (2,006)             --              1,563             --
      C-Class                    (2,193,967)     (5,454,395)           (95,654)       174,688
BASIC MATERIALS FUND
      Investor Class            (14,988,451)    (20,030,089)           (58,266)       583,297
      Advisor Class              (3,558,087)     (4,054,982)          (106,470)       113,119
      A-Class*                      (14,561)             --              7,039            --
      C-Class                    (1,591,918)     (1,908,446)            36,923        162,874
BIOTECHNOLOGY FUND
      Investor Class            (51,331,712)    (56,979,775)        (2,339,675)    (1,477,850)
      Advisor Class              (3,012,236)     (6,646,230)           (34,864)    (1,178,572)
      A-Class*                       (1,267)             --              4,399             --
      C-Class                    (1,635,072)     (2,570,067)           (23,483)        55,284
CONSUMER PRODUCTS FUND
      Investor Class            (12,084,424)     (7,003,713)          (314,232)       585,398
      Advisor Class              (3,882,393)     (3,601,289)           428,131         19,347
      A-Class*                         (632)             --             15,600             --
      C-Class                    (1,902,074)     (1,288,543)           119,996        123,934
ELECTRONICS FUND
      Investor Class            (72,425,283)    (97,683,758)          (807,511)      (476,827)
      Advisor Class              (4,488,866)    (10,939,877)         1,010,807       (681,844)
      A-Class*                         (163)             --                108             --
      C-Class                    (1,642,995)     (5,027,603)           128,581        (33,443)
ENERGY FUND
      Investor Class            (59,447,765)    (38,402,713)         1,352,711      4,640,549
      Advisor Class              (7,548,827)     (6,540,008)         1,081,824       (396,431)
      A-Class*                      (33,921)             --             44,582             --
      C-Class                    (4,883,626)     (3,371,400)           526,090        395,911

*  SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 83

--------------------------------------------------------------------------------

                                     SHARES PURCHASED          PURCHASED THROUGH DIVIDEND REINVESTMENT
------------------------------------------------------------------------------------------------------
                               Period Ended    Period Ended       Period Ended    Period Ended
                                 March 31,       March 31,          March 31,       March 31,
                                   2005            2004               2005            2004
------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
      Investor Class             19,417,507      27,532,018                 --             --
      Advisor Class               4,751,943       4,161,536                 --             --
      A-Class*                       28,997              --                 --             --
      C-Class                     2,047,670       1,831,031                 --             --
FINANCIAL SERVICES FUND
      Investor Class             22,725,546      62,655,161              4,601          6,535
      Advisor Class               7,542,996       9,592,691             16,538         13,512
      A-Class*                        3,231              --                 13             --
      C-Class                     2,791,751       3,297,493              1,105            497
HEALTH CARE FUND
      Investor Class             31,471,311      40,582,183                 --             --
      Advisor Class               6,443,013       9,867,577                 --             --
      A-Class*                        2,372              --                 --             --
      C-Class                     2,192,906       5,281,351                 --             --
INTERNET FUND
      Investor Class             14,172,147      10,328,468                 --             --
      Advisor Class               1,204,965       1,821,415                 --             --
      A-Class*                       23,750              --                 --             --
      C-Class                       478,480         809,388                 --             --
LEISURE FUND
      Investor Class             11,597,001      20,010,992                 --             --
      Advisor Class               4,833,064       5,685,748                 --             --
      A-Class*                       14,935              --                 --             --
      C-Class                     1,743,918       1,193,130                 --             --
PRECIOUS METALS FUND
      Investor Class             37,551,246      60,465,084                 --          1,027
      Advisor Class               2,981,129       2,891,458***              --             24***
      A-Class*                        9,905              --                 --             --
      C-Class                     1,919,001       2,089,399                 --             69
REAL ESTATE FUND
      A-Class*                       18,469              --                  2             --
      C-Class                     1,813,344         518,598**              376             --
      H-Class                    37,395,591       4,553,101**            6,652             --

                                      SHARES REDEEMED          NET SHARES PURCHASED (REDEEMED)
---------------------------------------------------------------------------------------------
                               Period Ended    Period Ended       Period Ended   Period Ended
                                 March 31,      March 31,           March 31,     March 31,
                                   2005            2004               2005           2004
---------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
      Investor Class            (18,288,460)    (27,969,595)         1,129,047       (437,577)
      Advisor Class              (5,102,424)     (3,313,313)          (350,481)       848,223
      A-Class*                      (18,293)             --             10,704             --
      C-Class                    (1,784,007)     (1,811,384)           263,663         19,647
FINANCIAL SERVICES FUND
      Investor Class            (25,154,000)    (60,428,933)        (2,423,853)     2,232,763
      Advisor Class              (8,871,317)     (7,843,675)        (1,311,783)     1,762,528
      A-Class*                       (2,774)             --                470             --
      C-Class                    (2,846,263)     (3,120,443)           (53,407)       177,547
HEALTH CARE FUND
      Investor Class            (30,262,009)    (40,452,245)         1,209,302        129,938
      Advisor Class              (7,332,507)    (10,207,863)          (889,494)      (340,286)
      A-Class*                       (2,286)             --                 86             --
      C-Class                    (2,099,736)     (5,091,497)            93,170        189,854
INTERNET FUND
      Investor Class            (14,439,631)    (10,062,830)          (267,484)       265,638
      Advisor Class              (1,525,482)     (1,510,255)          (320,517)       311,160
      A-Class*                      (23,625)             --                125             --
      C-Class                      (472,026)       (776,125)             6,454         33,263
LEISURE FUND
      Investor Class            (12,007,565)    (19,496,218)          (410,564)       514,774
      Advisor Class              (5,375,390)     (4,818,501)          (542,326)       867,247
      A-Class*                      (14,518)             --                417             --
      C-Class                    (1,739,165)     (1,118,911)             4,753         74,219
PRECIOUS METALS FUND
      Investor Class            (39,230,930)    (57,926,677)        (1,679,684)     2,539,434
      Advisor Class              (2,785,939)     (2,843,657)***        195,190         47,825***
      A-Class*                       (3,770)             --              6,135             --
      C-Class                    (1,741,709)     (1,754,060)           177,292        335,408
REAL ESTATE FUND
      A-Class*                      (15,922)             --              2,549             --
      C-Class                    (2,050,876)       (234,654)**        (237,156)       283,944**
      H-Class                   (39,956,598)     (1,704,781)**      (2,554,355)     2,848,320**

  *   SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

 **   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

***   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.


84 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

                                      SHARES PURCHASED         PURCHASED THROUGH DIVIDEND REINVESTMENT
------------------------------------------------------------------------------------------------------
                               Period Ended     Year Ended        Period Ended    Year Ended
                                 March 31,      March 31,           March 31,     March 31,
                                   2005            2004               2005           2004
------------------------------------------------------------------------------------------------------
RETAILING FUND
      Investor Class             24,112,068      64,015,398                 --             --
      Advisor Class               4,981,461      11,383,651                 --             --
      A-Class*                           96              --                 --             --
      C-Class                     1,480,794       2,829,150                 --             --
TECHNOLOGY FUND
      Investor Class             53,167,975      62,209,751                 --             --
      Advisor Class               7,944,053       9,285,597                 --             --
      A-Class*                        3,268              --                 --             --
      C-Class                     6,359,429      26,695,477                 --             --
TELECOMMUNICATIONS FUND
      Investor Class             14,402,016      30,293,759                 --          1,906
      Advisor Class               1,854,348       2,417,651                 --            846
      A-Class*                          783              --                 --             --
      C-Class                     1,276,715       3,064,162                 --            260
TRANSPORTATION FUND
      Investor Class             14,576,766      11,392,455                 --             --
      Advisor Class               4,999,213       4,599,067                 --             --
      A-Class*                        5,861              --                 --             --
      C-Class                       776,235         822,636                 --             --
UTILITIES FUND
      Investor Class             14,371,241      21,344,704             11,222         23,492
      Advisor Class               3,892,652       7,048,391              8,794          4,166
      A-Class*                       47,744              --                 25             --
      C-Class                     1,880,613       2,580,705              2,233          3,675

                                     SHARES REDEEMED          NET SHARES PURCHASED (REDEEMED)
---------------------------------------------------------------------------------------------
                               Period Ended     Year Ended        Period Ended     Year Ended
                                 March 31,       March 31,          March 31,       March 31,
                                   2005            2004               2005            2004
---------------------------------------------------------------------------------------------
RETAILING FUND
      Investor Class            (24,499,236)    (63,386,483)          (387,168)       628,915
      Advisor Class              (5,825,294)    (11,909,168)          (843,833)      (525,517)
      A-Class*                           --              --                 96             --
      C-Class                    (1,538,273)     (2,632,277)           (57,479)       196,873
TECHNOLOGY FUND
      Investor Class            (53,380,615)    (61,881,539)          (212,640)       328,212
      Advisor Class              (8,496,228)    (10,069,987)          (552,175)      (784,390)
      A-Class*                       (2,675)             --                593             --
      C-Class                    (6,330,391)    (26,658,185)            29,038         37,292
TELECOMMUNICATIONS FUND
      Investor Class            (14,913,660)    (32,100,045)          (511,644)    (1,804,380)
      Advisor Class              (2,205,346)     (2,203,474)          (350,998)       215,023
      A-Class*                         (593)             --                190             --
      C-Class                    (1,388,824)     (3,058,981)          (112,109)         5,441
TRANSPORTATION FUND
      Investor Class            (14,426,142)    (11,382,778)           150,624          9,677
      Advisor Class              (4,967,264)     (5,103,040)            31,949       (503,973)
      A-Class*                       (4,815)             --              1,046             --
      C-Class                      (728,572)       (890,806)            47,663        (68,170)
UTILITIES FUND
      Investor Class            (14,558,513)    (22,263,408)          (176,050)      (895,212)
      Advisor Class              (3,604,386)     (7,416,205)           297,060       (363,648)
      A-Class*                      (42,226)             --              5,543             --
      C-Class                    (1,868,584)     (2,561,542)            14,262         22,838

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 85

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

7.  PORTFOLIO SECURITIES LOANED
--------------------------------------------------------------------------------

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2005, the pooled cash collateral investments consisted of repurchase agreements (36.31%), commercial paper (38.00%), corporate bonds (25.08%), and mutual funds (0.61%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2005 the following funds participated in securities lending and received cash collateral:

                                                          VALUE OF
                                       CASH             SECURITIES
FUND                             COLLATERAL                 LOANED
------                         ------------          -------------

Banking Fund                   $  1,009,928          $     981,370
Basic Materials Fund             11,151,732             10,891,648
Biotechnology Fund               16,783,608             15,918,922
Consumer Products Fund            6,950,324              6,700,073
Electronics Fund                  6,465,824              6,184,150
Energy Fund                      26,286,854             26,171,291
Energy Services Fund             27,993,328             28,147,169*
Financial Services Fund           5,539,792              5,325,814
Health Care Fund                 10,872,206             10,442,386
Internet Fund                     1,121,759              1,051,490
Leisure Fund                      9,561,992              9,134,272
Precious Metals Fund             57,189,988             53,818,802
Real Estate Fund                  1,060,338              1,017,349
Retailing Fund                    2,608,768              2,544,076
Technology Fund                   3,883,668              3,675,935
Telecommunications Fund           2,794,613              2,632,066
Transportation Fund               3,246,736              3,100,181
Utilities Fund                    8,189,817              7,949,814

* FUNDS BELOW 100% THRESHOLD WERE REMEDIED THE FOLLOWING DAY AND STILL CONSIDERED FULLY COLLATERALIZED.


86 | THE RYDEX SERIES FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund (constituting eighteen of the forty-three Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2005, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods presented on and prior to March 31, 2003, except for Real Estate Fund which commenced on February 20, 2004, were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Baltimore, Maryland
May 23, 2005


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 87

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

Of the ordinary income distributions paid during the year for the Banking Fund, the Consumer Products Fund,the Energy Fund, the Financial Services Fund, and the Utilities Fund, 100%, 100%, 100%, 100%, and 100%, respectively, qualifies for the dividends received deductions for corporations. In addition, 100%, 100%, 100%, 100%, 0%, and 72.60% of the ordinary income distributions paid during the year by the Banking Fund, the Consumer Products Fund, the Energy Fund, the Financial Services Fund, the Real Estate Fund, and the Utilities Fund respectively, is considered Qualified Dividend Income for tax purposes.

The Fund's distributions to shareholders included:

                                                REAL ESTATE
                                                       FUND
--------------------------------------------------------------------------------
From short-term capital gains:                 $    145,072

From long-term capital gains,
 subject to the 15% rate gains category:       $     36,608

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request by calling 1-800-820-0888.


88 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------
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                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 89

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees with no stated term of service, and Trustees continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling (800) 820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER

                                    LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                NUMBER OF
      YEAR OF BIRTH                    (YEAR BEGAN)             FUNDS OVERSEEN
-------------------------      ----------------------------     --------------
CARL G. VERBONCOEUR*            Rydex Series Funds - 2004            101
Trustee, President (1952)      Rydex Variable Trust - 2004
                                Rydex Dynamic Funds - 2004
                                  Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

                                    LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                NUMBER OF
     YEAR OF BIRTH                     (YEAR BEGAN)             FUNDS OVERSEEN
---------------------          ---------------------------      --------------

COREY A. COLEHOUR               Rydex Series Funds - 1993            101
Trustee (1945)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                               ---------------------------

J. KENNETH DALTON               Rydex Series Funds - 1995            101
Trustee (1941)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                               ---------------------------

JOHN O. DEMARET                 Rydex Series Funds - 1997            102
Trustee (1940)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003
                                  Rydex Capital Partners
                                    SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                               ---------------------------

PATRICK T. MCCARVILLE           Rydex Series Funds - 1997            101
Trustee (1942)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
                               ===========================


90 | THE RYDEX SERIES FUNDS ANNUAL REPORT

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                    LENGTH OF SERVICE
NAME, POSITION AND                      AS TRUSTEE                NUMBER OF
  YEAR OF BIRTH                        (YEAR BEGAN)             FUNDS OVERSEEN
---------------------          ---------------------------      --------------
ROGER SOMERS                    Rydex Series Funds - 1993            101
Trustee (1944)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                 PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                   DURING PAST FIVE YEARS
------------------                                ----------------------
NICK BONOS*                                Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust,
                                           Rydex Dynamic Funds, Rydex ETF Trust,
                                           and Rydex Capital Partners SPhinX
                                           Fund, 2003 to present; Senior Vice
                                           President of Rydex Fund Services,
                                           Inc., 2003 to present;Vice President
                                           of Accounting of Rydex Fund Services,
                                           Inc., 2000 to 2003;Vice President of
                                           Mutual Fund Services, State Street
                                           Corp., 1997 to 1999.

MICHAEL P. BYRUM*                          Secretary of Rydex Series Funds,
Vice President and Secretary (1970)        Rydex Variable Trust, and Rydex
                                           Dynamic Funds, 2004 to present;Vice
                                           President of Rydex Series Funds, 1997
                                           to present;Vice President of Rydex
                                           Variable Trust, 1998 to present; Vice
                                           President of Rydex Dynamic Funds,
                                           1999 to present;Vice President of
                                           Rydex ETF Trust, 2002 to present;
                                           President and Trustee of Rydex
                                           Capital Partners SPhinX Fund, 2003 to
                                           present; President of Rydex Global
                                           Advisors, 2004 to present; Chief
                                           Operating Officer of Rydex Global
                                           Advisors and Rydex Distributors,
                                           Inc., 2003 to 2004.

JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series
Chief Compliance Officer and               Funds, Rydex Variable Trust, and
Assistant Secretary (1967)                 Rydex Dynamic Funds, 2004 to present;
                                           Assistant Secretary of Rydex Series
                                           Funds, Rydex Variable Trust, and
                                           Rydex Dynamic Funds, 2000 to present;
                                           Assistant Secretary of Rydex ETF
                                           Trust, 2002 to present. Secretary of
                                           Rydex Capital Partners SPhinX Fund,
                                           2003 to present.Vice President of
                                           Compliance of Rydex Fund Services,
                                           Inc., 2000 to present; Vice President
                                           Fund Administration, Chase Global
                                           Funds Services Co., a division of
                                           Chase Manhattan Bank NA, 1994 to
                                           1999.


* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 91

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

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

[RydexInvestments LOGO]
   Essential for modern markets(TM)

   9601 Blackwell Road  o  Suite 500 o Rockville, MD 20850
   www.rydexinvestments.com  o 800.820.0888

RSECF-ANN-2-0305 x0306

                               [GRAPHIC OMITTED]

                                                                  MARCH 31, 2005
                                RYDEX SERIES FUNDS STRATEGIC FUNDS ANNUAL REPORT

                                                                CORE EQUITY FUND
                                                            SECTOR ROTATION FUND

                                                          [LOGO]RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS .................................................   2

ABOUT SHAREHOLDERS' FUND EXPENSES ..........................................   3

PERFORMANCE REPORTS AND FUND PROFILES ......................................   5

SCHEDULES OF INVESTMENTS ...................................................   7

STATEMENTS OF ASSETS AND LIABILITIES .......................................  19

STATEMENTS OF OPERATIONS ...................................................  20

STATEMENTS OF CHANGES IN NET ASSETS ........................................  21

FINANCIAL HIGHLIGHTS .......................................................  22

NOTES TO FINANCIAL STATEMENTS ..............................................  23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ....................  29

OTHER INFORMATION ..........................................................  30

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ....................  31


                                        THE RYDEX SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The year ended March 31, 2005 was a difficult one for investors in almost all asset classes. Markets were--for the most part--range-bound as investors struggled with concerns driven by widening deficits, record energy prices, inflation worries, slowing earnings growth, rising interest rates and the specter of continuing geopolitical dangers such as weapons proliferation and terrorism. Balancing these concerns were some powerful positives, however. Consumer sentiment and spending remained buoyant throughout the 12-month period, both interest rates and inflation remained low and equity valuations were in line with historical averages. To this it should be added that, although the U.S. economy's ability to generate meaningful job growth was somewhat of a disappointment, unemployment remained quite low by historical standards. Finally, the evident progress in the war in Iraq served to bolster investor confidence.

Investment returns during this 12-month period reflected this tug-of-war. The Dow Jones Industrial Average was able to eke out only a 3.56% gain, while the broader S&P 500(R) Index rose 6.69%. Equity investors remained wary of highly valued tech stocks as demonstrated by a 0.83% gain in the tech-heavy Nasdaq Composite. Investors' four-year-long love affair with smaller stocks also began to wane during this period. The small-cap Russell 2000(R) Index returned 5.41%, trailing the S&P 500 Index by nearly 1.30%.

For investors in international stocks, one additional macroeconomic trend--the continuing decline in the exchange value of the U.S. dollar--represented a significant boost to investment returns. The MSCI EAFE Index, which is the broadest proxy for international stocks in the developed world, returned 11.04%. Likewise, stocks in the developing markets were strong performers as the MSCI EM Index returned 13.05% when translated back into U.S. dollars.

The challenge for stock investors during this 12-month period was a distinct lack of market direction. Markets look forward and, although the earnings environment can be described as positive, it can also be described as slowing. S&P earnings for 2004 were up 20%, but by the first quarter, the year-over-year pace had slowed to 7.5%. Valuations did not represent a head wind, but higher energy prices certainly did. As oil prices rose to a record $57/barrel, stocks pulled back. In fact, throughout much of the year, the relationship between oil prices and stocks was inverse and predictable. If you knew where oil was going, you knew where stocks were going.

After being the most widely anticipated bond market development that didn't happen in 2004, long-term interest rates finally rose. The 10-year Treasury Note finished the first quarter yielding 4.48% from a starting point near 3.84% a year earlier. Certainly the seven consecutive increases in the federal funds rate beginning in the second quarter of 2004 played a role; however, other factors were at work. Primary among these were concerns over the exchange value of the greenback. Record federal budget and current account deficits prompted concern that foreign central banks would cease or curtail purchases of U.S. Treasury securities, necessitating a substantial increase in interest rates in order to attract overseas capital. Inflation worries also rose to the fore during this period. In addition to rising energy prices, commodity prices rose across the board as the voracious Chinese economy sucked up raw materials at a tremendous rate. The adage that China inflates what it imports and deflates what it exports was certainly true during this period. So while inflation remained in check, it was an uneasy balancing act.

Thus it was a good year for investment strategies that were not dependent on a highly directional market. Sector rotation strategies were profitable for investors. Rising interest rates at both ends of the yield curve hurt the financial services and banking sectors, while technology, telecommunications and transportation were hurt by high valuations and energy costs. Overseas demand for products boosted the basic materials sector, decreased tax rates on dividends benefited the utilities sector and the energy and energy services sectors got a helping hand from rising crude oil prices.

The upcoming year could be more of the same. A substantial reacceleration in corporate earnings growth, a precipitous decline in interest rates and/or energy prices and a rapid improvement in the federal budget and trade deficits could bring upside potential. Downside risks include a freefall in the exchange value of the U.S. dollar and a dramatic spike in inflation and interest rates (though this seems remote). Going into the year, economic growth remains sound, inflation is tame and interest rates are at historical lows. The year will undoubtedly be a challenge, but, as always, opportunities will exist for savvy investors.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur
Carl G. Verboncoeur
President


2 | THE RYDEX SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2004 and ending March 31, 2005.

The following table illustrates your fund's costs in two ways:

1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. In addition, certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

                                          BEGINNING          ENDING     EXPENSES
                        EXPENSE       ACCOUNT VALUE   ACCOUNT VALUE  PAID DURING
                        RATIO +  SEPTEMBER 30, 2004  MARCH 31, 2005      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
CORE EQUITY
   A-Class                1.57%           $1,000.00       $1,094.50       $ 8.24
   C-Class                2.32%            1,000.00        1,090.97        12.15
   H-Class                1.56%            1,000.00        1,094.50         8.21
SECTOR ROTATION
   A-Class                1.62%            1,000.00        1,104.48         8.54
   C-Class                2.37%            1,000.00        1,101.32        12.47
   H-Class                1.62%            1,000.00        1,105.37         8.55
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
CORE EQUITY
   A-Class                1.57%            1,000.00        1,017.02         7.98
   C-Class                2.32%            1,000.00        1,013.23        11.77
   H-Class                1.56%            1,000.00        1,017.09         7.91
SECTOR ROTATION
   A-Class                1.62%            1,000.00        1,016.76         8.24
   C-Class                2.37%            1,000.00        1,012.96        12.04
   H-Class                1.62%            1,000.00        1,016.76         8.24

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED


4 | THE RYDEX SERIES FUNDS ANNUAL REPORT      See Notes to Financial Statements.

PERFORMANCE REPORTS AND FUND PROFILES
--------------------------------------------------------------------------------

CORE EQUITY FUND

OBJECTIVE: To provide long-term capital appreciation. The investment objective of the Core Equity Fund is non-fundamental and may be changed without shareholder approval.

Inception: September 23, 2002

Rydex Core Equity Fund allocates its assets across the large-, mid-, and small-cap markets in generally equal proportions. As a result, the Fund has greater exposure to small- and mid-cap stocks than a purely capitalization-based approach would yield. During the one-year period ended March 31, 2005, the Fund benefited from this strategy. While small stocks performed relatively in line with large, it was another good year for mid-caps.

Rydex Core Equity Fund's investment team uses a quantitative investment model that selects stocks that exhibit attractive growth prospects, yet still have reasonable valuations (or growth at a reasonable price). This approach, combined with the bias toward small-and medium-sized stocks, helped the Fund beat its benchmark for the one-year period. The Fund's A-Class & H-Class each produced a total return of 8.16%, compared to 6.69% for the S&P 500(R) Index, and 7.10% for the Russell 3000(R) Index.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        CORE EQUITY FUND
    DATE                    C-CLASS                   RUSSELL 3000 INDEX
 ----------             ----------------              ------------------
  9/23/2002                   10,000                       10,000
  9/30/2002                    9,880                        9,820
 10/31/2002                   10,460                       10,601
 11/30/2002                   11,090                       11,243
 12/31/2002                   10,510                       10,607
  1/31/2003                   10,260                       10,348
  2/28/2003                   10,050                       10,178
  3/31/2003                   10,110                       10,285
  4/30/2003                   10,870                       11,124
  5/31/2003                   11,610                       11,796
  6/30/2003                   11,730                       11,955
  7/31/2003                   12,100                       12,229
  8/31/2003                   12,340                       12,500
  9/30/2003                   12,260                       12,365
 10/31/2003                   13,030                       13,113
 11/30/2003                   13,440                       13,294
 12/31/2003                   13,811                       13,902
  1/31/2004                   14,255                       14,192
  2/29/2004                   14,456                       14,383
  3/31/2004                   14,386                       14,212
  4/30/2004                   13,821                       13,918
  5/31/2004                   14,033                       14,120
  6/30/2004                   14,456                       14,401
  7/31/2004                   13,771                       13,857
  8/31/2004                   13,761                       13,914
  9/30/2004                   14,154                       14,127
 10/31/2004                   14,335                       14,360
 11/30/2004                   15,232                       15,027
 12/31/2004                   15,735                       15,562
  1/31/2005                   15,357                       15,148
  2/28/2005                   15,714                       15,481
  3/31/2005                   15,441                       15,220

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        CORE EQUITY FUND
    DATE                    H-CLASS                   RUSSELL 3000 INDEX
 ----------             ----------------              ------------------
   09/23/02                   10,000                       10,000
   09/30/02                    9,880                        9,820
   10/31/02                   10,460                       10,601
   11/30/02                   11,100                       11,243
   12/31/02                   10,530                       10,607
   01/31/03                   10,290                       10,348
   02/28/03                   10,080                       10,178
   03/31/03                   10,150                       10,285
   04/30/03                   10,920                       11,124
   05/31/03                   11,670                       11,796
   06/30/03                   11,800                       11,955
   07/31/03                   12,190                       12,229
   08/31/03                   12,440                       12,500
   09/30/03                   12,360                       12,365
   10/31/03                   13,140                       13,113
   11/30/03                   13,570                       13,294
   12/31/03                   13,951                       13,902
   01/31/04                   14,415                       14,192
   02/29/04                   14,626                       14,383
   03/31/04                   14,556                       14,212
   04/30/04                   13,991                       13,918
   05/31/04                   14,223                       14,120
   06/30/04                   14,657                       14,401
   07/31/04                   13,971                       13,857
   08/31/04                   13,971                       13,914
   09/30/04                   14,384                       14,127
   10/31/04                   14,576                       14,360
   11/30/04                   15,493                       15,027
   12/31/04                   16,016                       15,562
   01/31/05                   15,649                       15,148
   02/28/05                   16,006                       15,481
   03/31/05                   15,744                       15,220

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05
--------------------------------------------------------------------------------
                            A-CLASS            C-CLASS             H-CLASS
                           (03/31/04)         (09/23/02)         (09/23/02)
--------------------------------------------------------------------------------
                        ONE      SINCE      ONE      SINCE      ONE     SINCE
                       YEAR    INCEPTION   YEAR    INCEPTION   YEAR   INCEPTION
--------------------------------------------------------------------------------
CORE EQUITY FUND        8.16%     8.16%     7.34%    18.83%     8.16%    19.75%
RUSSELL 3000 INDEX      7.10%     7.10%     7.10%    18.15%     7.10%    18.15%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 3000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                CORE EQUITY FUND

Consumer Staples                         5.3%
Energy                                   7.6%
Industrials                             12.1%
Health Care                             12.7%
Consumer Discretionary                  15.1%
Information Technology                  15.1%
Financials                              19.7%
Other                                   11.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                          March 31, 2004
C-Class                                                      September 23, 2002
H-Class                                                      September 23, 2002

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          1.4%
General Electric Co.                                                       1.3%
Pfizer, Inc.                                                               1.0%
Johnson & Johnson                                                          1.0%
Bank of America Corp.                                                      0.9%
Citigroup, Inc.                                                            0.8%
International Business Machines Corp.                                      0.8%
Microsoft Corp.                                                            0.7%
Altria Group, Inc.                                                         0.7%
Intel Corp.                                                                0.7%
--------------------------------------------------------------------------------
Top Ten Total                                                              9.3%
================================================================================

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 5

PERFORMANCE REPORTS AND FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

SECTOR ROTATION FUND

OBJECTIVE: Seeks long-term capital appreciation. The investment objective of the Sector Rotation Fund is non-fundamental and may be changed without shareholder approval.

Inception: March 22, 2002

Rydex Sector Rotation Fund uses price momentum as a guide in rotating through different industries. Momentum strategies tend to be robust over time but do suffer from periods of underperformance. The first half of the year ended March 31, 2005, was one of these periods, as the fund struggled to keep up with broader indices. The second half of the year proved much better for the fund, and it was able to close much of the performance gap.

The Fund benefited from positions in Internet software and services, energy equipment and services, building products and hotels and restaurants and leisure--all with double-digit returns during the period. In some instances, however, the fund's momentum strategy gave us false positive signals. Tobacco, personal products, machinery and metals and mining all had good years but suffered poor returns during the periods when the fund actually held stocks in those industries.

For the entire year, Rydex Sector Rotation Fund H-Class returned 6.41%--slightly below the S&P 500's total return of 6.69%. For the first time in the fund's three-year history, it failed to outperform the S&P's total return.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       SECTOR ROTATION FUND
    DATE                      C-CLASS                  S&P 500 Index
 ----------            --------------------            -------------
  3/22/2002                   10,000                      10,000
  3/31/2002                    9,990                       9,991
  4/30/2002                   10,020                       9,385
  5/31/2002                    9,910                       9,316
  6/30/2002                    9,470                       8,652
  7/31/2002                    8,550                       7,978
  8/31/2002                    8,450                       8,030
  9/30/2002                    7,760                       7,157
 10/31/2002                    7,800                       7,787
 11/30/2002                    8,250                       8,246
 12/31/2002                    7,740                       7,761
  1/31/2003                    7,510                       7,558
  2/28/2003                    7,380                       7,445
  3/31/2003                    7,530                       7,517
  4/30/2003                    7,990                       8,136
  5/31/2003                    8,750                       8,565
  6/30/2003                    8,710                       8,674
  7/31/2003                    8,970                       8,827
  8/31/2003                    9,390                       8,999
  9/30/2003                    9,130                       8,903
 10/31/2003                    9,850                       9,407
 11/30/2003                    9,940                       9,490
 12/31/2003                   10,060                       9,988
  1/31/2004                   10,370                      10,171
  2/29/2004                   10,540                      10,312
  3/31/2004                   10,300                      10,157
  4/30/2004                    9,660                       9,997
  5/31/2004                    9,750                      10,134
  6/30/2004                   10,060                      10,332
  7/31/2004                    9,580                       9,990
  8/31/2004                    9,460                      10,030
  9/30/2004                    9,870                      10,139
 10/31/2004                   10,070                      10,293
 11/30/2004                   10,650                      10,710
 12/31/2004                   11,010                      11,074
  1/31/2005                   10,570                      10,804
  2/28/2005                   11,110                      11,032
  3/31/2005                   10,870                      10,837

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       SECTOR ROTATION FUND
    DATE                     H-CLASS                   S&P 500 Index
 ----------            --------------------            -------------
  3/22/2002                   10,000                       10,000
  3/31/2002                    9,990                        9,991
  4/30/2002                   10,030                        9,385
  5/31/2002                    9,920                        9,316
  6/30/2002                    9,490                        8,652
  7/31/2002                    8,570                        7,978
  8/31/2002                    8,470                        8,030
  9/30/2002                    7,780                        7,157
 10/31/2002                    7,840                        7,787
 11/30/2002                    8,290                        8,246
 12/31/2002                    7,780                        7,761
  1/31/2003                    7,550                        7,558
  2/28/2003                    7,430                        7,445
  3/31/2003                    7,580                        7,517
  4/30/2003                    8,060                        8,136
  5/31/2003                    8,820                        8,565
  6/30/2003                    8,790                        8,674
  7/31/2003                    9,050                        8,827
  8/31/2003                    9,490                        8,999
  9/30/2003                    9,240                        8,903
 10/31/2003                    9,970                        9,407
 11/30/2003                   10,060                        9,490
 12/31/2003                   10,190                        9,988
  1/31/2004                   10,510                       10,171
  2/29/2004                   10,680                       10,312
  3/31/2004                   10,450                       10,157
  4/30/2004                    9,810                        9,997
  5/31/2004                    9,910                       10,134
  6/30/2004                   10,230                       10,332
  7/31/2004                    9,750                        9,990
  8/31/2004                    9,630                       10,030
  9/30/2004                   10,060                       10,139
 10/31/2004                   10,270                       10,293
 11/30/2004                   10,870                       10,710
 12/31/2004                   11,240                       11,074
  1/31/2005                   10,800                       10,804
  2/28/2005                   11,350                       11,032
  3/31/2005                   11,120                       10,837

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/05
--------------------------------------------------------------------------------
                             A-CLASS            C-CLASS             H-CLASS
                           (03/31/04)          (03/22/02)          (03/22/02)
--------------------------------------------------------------------------------
                        ONE       SINCE     ONE      SINCE      ONE      SINCE
                        YEAR    INCEPTION   YEAR   INCEPTION    YEAR   INCEPTION
--------------------------------------------------------------------------------
SECTOR ROTATION FUND    6.22%     6.22%     5.53%     2.80%     6.41%     3.57%
S&P 500 INDEX           6.69%     6.69%     6.69%     2.69%     6.69%     2.69%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPHS ARE BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                SECTOR ROTATION FUND

Consumer Discretionary                  14.6%
Utilities                               15.5%
Energy                                  18.2%
Materials                               23.7%
Industrials                             24.1%
Other                                    3.4%


"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                          March 31, 2004
C-Class                                                          March 22, 2002
H-Class                                                          March 22, 2002

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Altria Group, Inc.                                                         4.4%
Masco Corp.                                                                2.4%
American Standard Cos., Inc.                                               2.0%
Cemex SA de CV -- SP ADR                                                   1.8%
Reynolds American, Inc.                                                    1.3%
Vulcan Materials Co.                                                       1.3%
Exxon Mobil Corp.                                                          1.3%
Schlumberger Ltd.                                                          1.2%
Fluor Corp.                                                                1.2%
Lafarge North America, Inc.                                                1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                             18.0%
================================================================================

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


6 | THE RYDEX SERIES FUNDS ANNUAL REPORT      See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  99.1%

FINANCIALS 19.6%
  INSURANCE 8.2%
  American International Group, Inc.                  10,083      $    558,699
  Allstate Corp.+                                      5,100           275,706
  Loews Corp.                                          3,570           262,538
  Prudential Financial, Inc.                           4,494           257,956
  Progressive Corp.                                    2,366           217,104
  SAFECO Corp.                                         4,404           214,519
  Lincoln National Corp.+                              4,745           214,189
  Hartford Financial Services Group,
    Inc.+                                              3,013           206,571
  Chubb Corp.+                                         2,588           205,151
  MetLife, Inc.                                        4,889           191,160
  Genworth Financial, Inc. -- Class A+                 6,760           186,035
  Torchmark Corp.                                      3,560           185,832
  W.R. Berkley Corp.                                   3,706           183,818
  Markel Corp.*+                                         530           182,961
  AmerUs Group Co.                                     3,767           177,991
  Protective Life Corp.                                4,500           176,850
  Allmerica Financial Corp.*                           4,835           173,818
  HCC Insurance Holdings, Inc.+                        4,755           171,941
  Stancorp Financial Group, Inc.                       1,991           168,797
  American Financial Group, Inc./OH+                   5,420           166,936
  Selective Insurance Group, Inc.                      3,517           162,591
  Ohio Casualty Corp.*                                 7,053           162,078
  Fidelity National Financial, Inc.                    4,861           160,121
  American National Insurance Co.                      1,500           158,850
  Mercury General Corp.+                               2,832           156,496
  National Western Life Insurance Co. --
    Class A*                                             914           156,239
  Reinsurance Group of America, Inc.+                  3,640           154,991
  United Fire & Casualty Co.                           4,570           154,603
  Zenith National Insurance Corp.                      2,940           152,468
  Delphi Financial Group, Inc. --
    Class A                                            3,537           152,091
  Horace Mann Educators Corp.                          8,176           145,042
  Crawford & Co. -- Class B                           20,028           143,200
  Donegal Group, Inc. -- Class A                       7,695           139,812
  CNA Surety Corp.*                                   10,263           139,577
  Midland Co.                                          4,263           134,327
  Independence Holding Co.                             7,140           128,734
  Safety Insurance Group, Inc.                         3,666           113,499
  UICI                                                 4,520           109,610
  Enstar Group, Inc.*                                  1,075            64,500
  Harleysville Group, Inc.                             1,630            32,372
  Alfa Corp.                                           1,730            24,999
  Affirmative Insurance Holdings, Inc.                 1,690            24,928
  Bristol West Holdings, Inc.                            741            11,486
                                                                   -----------
TOTAL INSURANCE                                                      7,161,186
                                                                   -----------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  REAL ESTATE 2.7%
  ProLogis                                             5,300      $    196,630
  Catellus Development Corp.                           6,649           177,196
  Trizec Properties, Inc.                              9,200           174,800
  Annaly Mortgage Management, Inc.+                    9,220           172,967
  New Century Financial Corp.                          3,425           160,358
  Trammell Crow Co.*                                   7,755           159,520
  Glenborough Realty Trust, Inc.                       7,740           147,989
  Cousins Properties, Inc.                             5,680           146,942
  Winston Hotels, Inc.                                12,240           143,208
  Senior Housing Properties Trust                      8,221           137,126
  Innkeepers USA Trust                                10,356           133,696
  CBL & Associates Properties, Inc.                    1,866           133,438
  Urstadt Biddle Properties, Inc.                      8,580           130,845
  Archstone-Smith Trust+                               3,605           122,967
  LTC Properties, Inc.                                 6,994           121,346
  American Home Mortgage Investment
    Corp.                                              2,513            71,972
  Arbor Realty Trust, Inc.                               670            16,583
  Global Signal, Inc.                                    300             8,988
  MortgageIT Holdings, Inc.+                             400             6,380
                                                                  ------------
TOTAL REAL ESTATE                                                    2,362,951
                                                                  ------------
  BANKS 2.6%
  Bank of America Corp.                               17,278           761,960
  Wachovia Corp.+                                      8,402           427,746
  BB&T Corp.+                                          5,620           219,630
  National City Corp.                                  6,110           204,685
  Wells Fargo & Co.                                    3,364           201,167
  KeyCorp                                              5,614           182,174
  Peoples Bancorp, Inc.                                5,290           142,301
  U.S. Bancorp                                         1,836            52,913
  Signature Bank/New York NY*                          1,816            48,142
  ABC Bancorp                                          1,312            22,153
                                                                  ------------
TOTAL BANKS                                                          2,262,871
                                                                  ------------
  THRIFTS & MORTGAGE FINANCE 1.7%
  MGIC Investment Corp.                                3,330           205,361
  Golden West Financial Corp.+                         3,046           184,283
  Fremont General Corp.                                6,900           151,731
  Ocwen Financial Corp.*+                             17,565           141,749
  R&G Financial Corp. -- Class B                       4,369           136,182
  Capital Crossing Bank*                               4,114           135,351
  NetBank, Inc.                                       12,291           104,228
  BankAtlantic Bancorp, Inc. -- Class A                5,488            95,491
  Countrywide Financial Corp.+                         2,643            85,792
  PMI Group, Inc.+                                     2,094            79,593
  Corus Bankshares, Inc.                               1,510            72,012
  Fannie Mae+                                            871            47,426
  Freddie Mac                                             82             5,182
                                                                  ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     1,444,381
                                                                  ------------


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  DIVERSIFIED FINANCIALS 1.5%
  Citigroup, Inc.                                     14,770      $    663,764
  J.P. Morgan Chase & Co.                              8,558           296,107
  Principal Financial Group, Inc.                      6,930           266,735
  Archipelago Holdings, Inc.*                          3,733            66,074
  eSpeed, Inc. -- Class A*                             3,959            36,423
                                                                  ------------
TOTAL DIVERSIFIED FINANCIALS                                         1,329,103
                                                                  ------------
  CONSUMER FINANCE 1.5%
  MBNA Corp.                                           9,063           222,497
  Providian Financial Corp.*+                         11,630           199,571
  Capital One Financial Corp.+                         2,645           197,767
  AmeriCredit Corp.*+                                  7,986           187,192
  Student Loan Corp.                                     760           158,847
  Metris Companies, Inc.*                             11,776           136,484
  QC Holdings, Inc.*                                   5,910            88,827
  American Express Co.                                 1,315            67,551
  World Acceptance Corp.*                              1,680            42,874
                                                                  ------------
TOTAL CONSUMER FINANCE                                               1,301,610
                                                                  ------------
  CAPITAL MARKETS 1.4%
  Blackrock, Inc.                                      2,035           152,483
  American Capital Strategies, Ltd.+                   4,830           151,710
  Janus Capital Group, Inc.+                          10,150           141,592
  Nuveen Investments,
    Inc. -- Class A                                    4,072           139,751
  Gabelli Asset Management,
    Inc. -- Class A                                    2,960           132,164
  Calamos Asset Management,
    Inc. -- Class A                                    4,780           128,678
  SWS Group, Inc.                                      7,785           124,794
  Lehman Brothers Holdings, Inc.+                        727            68,454
  Morgan Stanley                                       1,167            66,811
  Merrill Lynch & Co., Inc.                              863            48,846
  Greenhill & Co., Inc.                                1,103            39,487
                                                                  ------------
TOTAL CAPITAL MARKETS                                                1,194,770
                                                                  ------------
TOTAL FINANCIALS                                                    17,056,872
                                                                  ------------
INFORMATION TECHNOLOGY 15.7%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.3%
  Intel Corp.                                         26,161           607,720
  Texas Instruments, Inc.                             11,439           291,580
  Applied Materials, Inc.*                            14,369           233,496
  Micron Technology, Inc.*+                           19,100           197,494
  National Semiconductor Corp.                         8,774           180,832
  Lam Research Corp.*+                                 6,169           178,037
  Broadcom Corp. -- Class A*+                          5,540           165,757
  Cree, Inc.*+                                         7,430           161,602
  Varian Semiconductor Equipment
    Associates, Inc.*+                                 4,248           161,466
  MEMC Electronic Materials, Inc.*                    11,900           160,055
  Mykrolis Corp.*                                     10,722           153,325

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  IXYS Corp.*                                         13,017      $    148,914
  Skyworks Solutions, Inc.*                           22,710           144,208
  OmniVision Technologies, Inc.*+                      9,278           140,562
  MKS Instruments, Inc.*                               8,261           131,185
  ADE Corp.*                                           5,848           129,826
  Freescale Semiconductor, Inc. --
    Class B*                                           6,062           104,570
  Monolithic System Technology, Inc.*                 14,328            83,819
  Teradyne, Inc.*+                                     5,702            83,249
  Photronics, Inc.*                                    3,370            60,997
  Entegris, Inc.*+                                     5,423            53,633
  Atmel Corp.*                                        13,071            38,559
  KLA-Tencor Corp.*+                                     800            36,808
  Novellus Systems, Inc.*+                             1,142            30,526
  Pixelworks, Inc.*                                    3,112            25,363
  Fairchild Semiconductor International,
    Inc.*+                                               875            13,414
  Lattice Semiconductor Corp.*                         1,548             8,313
                                                                  ------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                            3,725,310
                                                                  ------------
  COMPUTERS & PERIPHERALS 2.7%
  International Business Machines Corp.                7,258           663,236
  Hewlett-Packard Co.                                 17,558           385,223
  EMC Corp./MA*                                       18,266           225,037
  Apple Computer, Inc.*                                4,740           197,516
  Dell, Inc.*                                          5,131           197,133
  Sun Microsystems, Inc.*+                            47,280           191,011
  Storage Technology Corp.*                            5,748           177,038
  Sandisk Corp.*+                                      4,771           132,634
  PalmOne, Inc.*+                                      2,750            69,795
  NCR Corp.*+                                          1,378            46,494
  Brocade Communications Systems,
    Inc.*+                                             3,959            23,437
                                                                  ------------
TOTAL COMPUTERS & PERIPHERALS                                        2,308,554
                                                                  ------------
  SOFTWARE 2.6%
  Microsoft Corp.                                     25,840           624,553
  Symantec Corp.*+                                     9,224           196,748
  Compuware Corp.*                                    26,758           192,658
  McAfee, Inc.*                                        8,048           181,563
  BMC Software, Inc.*                                 10,989           164,835
  Activision, Inc.*                                   10,913           161,512
  Internet Security Systems, Inc.*                     7,640           139,812
  Catapult Communications Corp.*                       5,800           123,830
  Verity, Inc.*                                       10,958           103,553
  Captaris, Inc.*                                     19,550            79,178
  Nash Finch Co.                                       1,680            63,823
  Veritas Software Corp.*+                             1,765            40,983
  Blackbaud, Inc.                                      2,810            35,406
  MicroStrategy, Inc. -- Class A*+                       652            35,384
  NAVTEQ Corp.*+                                         800            34,680


8 | THE RYDEX SERIES FUNDS ANNUAL REPORT      See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  Netscout Systems, Inc.*                              6,681      $     29,731
  Oracle Corp.*                                        1,731            21,603
  Ulticom, Inc.*                                       1,448            16,116
  Cadence Design Systems, Inc.*                        1,012            15,129
                                                                  ------------
TOTAL SOFTWARE                                                       2,261,097
                                                                  ------------
  COMMUNICATIONS EQUIPMENT 1.8%
  Cisco Systems, Inc.*                                15,901           284,469
  Motorola, Inc.+                                     17,630           263,921
  Comverse Technology, Inc.*+                          7,829           197,447
  Tellabs, Inc.*                                      26,400           192,720
  CommScope, Inc.*                                    10,442           156,212
  Extreme Networks, Inc.*                             25,450           149,901
  Ditech Communications Corp.*                        10,940           136,422
  Seachange International, Inc.*                       8,930           115,644
  Qualcomm, Inc.                                       1,497            54,865
  Andrew Corp.*+                                         810             9,485
                                                                  ------------
TOTAL COMMUNICATIONS EQUIPMENT                                       1,561,086
                                                                  ------------
  IT CONSULTING & SERVICES 1.6%
  First Data Corp.                                     6,350           249,619
  Computer Sciences Corp.*+                            5,090           233,377
  Sabre Holdings Corp.+                                8,554           187,162
  Acxiom Corp.                                         7,780           162,835
  Alliance Data Systems Corp.*+                        3,660           147,864
  Mantech International Corp. --
    Class A*                                           6,033           139,181
  Forrester Research, Inc.*                            8,530           120,102
  Perot Systems Corp. -- Class A*                      5,710            76,742
  Pegasus Solutions, Inc.*                             3,688            43,592
  Ness Technologies, Inc.*                               610             7,308
                                                                  ------------
TOTAL IT CONSULTING & SERVICES                                       1,367,782
                                                                  ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
  Coherent, Inc.*                                      5,147           173,763
  Arrow Electronics, Inc.*                             6,768           171,569
  Molex, Inc.                                          5,695           150,120
  Vishay Intertechnology, Inc.*                       11,590           144,064
  Aeroflex, Inc.*                                     15,170           141,536
  MTS Systems Corp.                                    4,832           140,273
  Park Electrochemical Corp.                           5,950           120,547
  Global Imaging Systems, Inc.*                        3,234           114,678
  Cyberoptics Corp.*                                   7,980            99,590
  TTM Technologies, Inc.*                              3,874            40,522
  Cogent, Inc.*                                        1,220            30,719
  Multi-Fineline Electronix, Inc.*                       382             6,742
                                                                  ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,334,123
                                                                  ------------
  INTERNET SOFTWARE & SERVICES 0.9%
  InfoSpace, Inc.*                                     3,986           162,748
  EarthLink, Inc.*                                    14,945           134,505
  AsiaInfo Holdings, Inc.*                            25,448           127,749

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  ValueClick, Inc.*                                   11,255      $    119,416
  Keynote Systems, Inc.*                               9,195           109,145
  Sonicwall, Inc.*                                     9,180            46,726
  NIC, Inc.*                                           8,960            42,739
  United Online, Inc.*+                                  891             9,329
                                                                  ------------
TOTAL INTERNET SOFTWARE & SERVICES                                     752,357
                                                                  ------------
  OFFICE ELECTRONICS 0.3%
  Xerox Corp.*                                        18,780           284,517
                                                                  ------------
TOTAL OFFICE ELECTRONICS                                               284,517
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY                                        13,594,826
                                                                  ------------
CONSUMER DISCRETIONARY 14.5%
  MEDIA 5.1%
  Comcast Corp. -- Class A*+                          11,843           400,057
  Walt Disney Co.+                                    12,000           344,760
  McGraw-Hill Cos., Inc.+                              2,210           192,822
  News Corp.                                          10,188           179,406
  Pixar*                                               1,830           178,516
  John Wiley & Sons, Inc. -- Class A                   4,880           172,020
  Lamar Advertising Co.*                               4,231           170,467
  RH Donnelley Corp.*+                                 2,835           164,685
  Media General, Inc.                                  2,640           163,284
  Emmis Communications Corp. --
    Class A*+                                          8,408           161,602
  Citadel Broadcasting Corp.*                         11,544           158,499
  Hearst-Argyle Television, Inc.                       6,085           155,167
  Entravision Communications Corp. --
    Class A*                                          17,310           153,540
  Cumulus Media, Inc. -- Class A*                     10,694           152,390
  Gray Television, Inc.                               10,430           150,922
  McClatchy Co. -- Class A                             2,007           148,839
  Journal Communications, Inc. --
    Class A                                            8,702           144,018
  Meredith Corp.                                       3,030           141,653
  Getty Images, Inc.*                                  1,987           141,296
  Lin TV Corp. -- Class A*+                            8,322           140,891
  Pulitzer, Inc.                                       2,163           137,848
  Time Warner, Inc.*+                                  7,521           131,994
  Washington Post Co. -- Class B                         130           116,220
  Beasley Broadcasting Group, Inc. --
    Class A*                                           5,330            94,767
  Liberty Media International, Inc. --
    Class A*+                                          2,010            87,917
  Sinclair Broadcast Group, Inc. --
    Class A                                            9,520            76,446
  Harris Interactive, Inc.*                           10,277            47,377
  Viacom, Inc. -- Class B                                965            33,611
  4Kids Entertainment, Inc.*                           1,390            30,733
  Dex Media, Inc.                                        670            13,836
                                                                  ------------
TOTAL MEDIA                                                          4,385,583
                                                                  ------------


See Notes to Financial Statements.      THE RYDEX SERIES FUNDS ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (CONTINUED)                               March 31, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  SPECIALTY RETAIL 3.1%
  Limited Brands, Inc.+                                9,640      $    234,252
  Best Buy Co., Inc.+                                  3,630           196,056
  Circuit City Stores, Inc.                           11,901           191,011
  Movie Gallery, Inc.+                                 6,464           185,388
  TJX Cos., Inc.+                                      7,483           184,306
  Payless Shoesource, Inc.*+                          11,444           180,701
  Abercrombie & Fitch Co. -- Class A+                  3,140           179,734
  Barnes & Noble, Inc.*                                4,519           155,860
  Home Depot, Inc.+                                    4,051           154,910
  Toys `R' Us, Inc.*                                   5,872           151,263
  Stage Stores, Inc.*                                  3,855           147,993
  Rent-Way, Inc.*                                     17,820           146,124
  Hollywood Entertainment Corp.*                      10,371           136,586
  HOT Topic, Inc.*+                                    5,367           117,269
  Claire's Stores, Inc.+                               4,060            93,542
  Too, Inc.*+                                          3,440            84,865
  Build-A-Bear Workshop, Inc.*                         1,420            43,523
  GameStop Corp. -- Class B*                           1,551            34,587
  Select Comfort Corp.*                                1,210            24,732
  Lowe's Cos., Inc.+                                     150             8,564
  Charming Shoppes, Inc.*                                613             4,984
                                                                  ------------
TOTAL SPECIALTY RETAIL                                               2,656,250
                                                                  ------------
  HOTELS RESTAURANTS & LEISURE 1.7%
  Marriott International, Inc. --
    Class A+                                           4,120           275,463
  Starwood Hotels & Resorts Worldwide,
    Inc.+                                              4,583           275,118
  McDonald's Corp.                                     8,825           274,811
  Caesars Entertainment, Inc.*+                        9,032           178,743
  International Speedway Corp. --
    Class A                                            3,070           166,548
  Six Flags, Inc.*                                    21,225            87,447
  Mandalay Resort Group                                1,060            74,719
  Krispy Kreme Doughnuts, Inc.*+                       7,868            60,033
  Bluegreen Corp.*                                     3,304            42,456
  International Game Technology, Inc.                    534            14,236
                                                                  ------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,449,574
                                                                  ------------
  TEXTILES & APPAREL 1.3%
  Nike, Inc. -- Class B+                               2,280           189,947
  K-Swiss, Inc. -- Class A                             5,025           165,976
  Polo Ralph Lauren Corp.                              4,274           165,831
  Jones Apparel Group, Inc.+                           4,686           156,934
  Unifirst Corp./MA                                    3,600           143,640
  Deckers Outdoor Corp.*+                              3,609           128,986
  VF Corp.                                             1,954           115,559
  Perry Ellis International, Inc.*                     2,050            46,002
                                                                  ------------
TOTAL TEXTILES & APPAREL                                             1,112,875
                                                                  ------------
  HOUSEHOLD DURABLES 1.1%
  NVR, Inc.*                                             313           245,705

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  Black & Decker Corp.                                 2,348      $    185,468
  Mohawk Industries, Inc.*+                            2,110           177,873
  Stanley Works                                        3,710           167,952
  Kimball International, Inc. -- Class B               9,472           137,344
  Harman International Industries, Inc.                  472            41,753
                                                                  ------------
TOTAL HOUSEHOLD DURABLES                                               956,095
                                                                  ------------
  AUTO COMPONENTS 0.6%
  Autoliv, Inc.+                                       4,127           196,652
  BorgWarner, Inc.                                     3,334           162,299
  Bandag, Inc.                                         2,974           139,719
  Exide Technologies*+                                 3,738            48,220
                                                                  ------------
TOTAL AUTO COMPONENTS                                                  546,890
                                                                  ------------
  MULTILINE RETAIL 0.5%
  Sears Holdings Corp.*+                               1,899           252,890
  Dillard's, Inc. -- Class A                           7,310           196,639
  Target Corp.                                           270            13,505
                                                                  ------------
TOTAL MULTILINE RETAIL                                                 463,034
                                                                  ------------
  AUTOMOBILES 0.5%
  Harley-Davidson, Inc.                                3,390           195,806
  General Motors Corp.+                                5,776           169,757
  Monaco Coach Corp.                                   4,838            78,134
                                                                  ------------
TOTAL AUTOMOBILES                                                      443,697
                                                                  ------------
  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Brunswick Corp.                                      3,800           178,030
  Jakks Pacific, Inc.*                                 7,060           151,578
  Arctic Cat, Inc.                                     1,216            32,905
  Leapfrog Enterprises, Inc.*+                         1,216            13,802
                                                                  ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     376,315
                                                                  ------------
  INTERNET & CATALOG RETAIL 0.2%
  1-800-FLOWERS.com, Inc.*                            16,051           121,506
  eBay, Inc.*                                          1,016            37,856
                                                                  ------------
TOTAL INTERNET & CATALOG RETAIL                                        159,362
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY                                        12,549,675
                                                                  ------------
HEALTH CARE 12.7%
  HEALTH CARE PROVIDERS & SERVICES 5.5%
  UnitedHealth Group, Inc.+                            3,971           378,754
  CIGNA Corp.                                          3,027           270,311
  Quest Diagnostics, Inc.+                             2,363           248,422
  HCA, Inc.                                            4,515           241,869
  Coventry Health Care, Inc.*                          3,372           229,768
  Aetna, Inc.+                                         2,996           224,550
  Cardinal Health, Inc.+                               4,024           224,539
  Laboratory Corporation of America
    Holdings*+                                         4,580           220,756
  Caremark Rx, Inc.*+                                  5,428           215,926
  Triad Hospitals, Inc.*+                              4,270           213,927
  Humana, Inc.*+                                       6,210           198,347
  Pacificare Health Systems, Inc.*                     3,304           188,064
  WellPoint, Inc.*                                     1,438           180,253


10 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  DaVita, Inc.*                                        4,202      $    175,854
  Service Corporation
    International/US*                                 23,367           174,785
  Lincare Holdings, Inc.*+                             3,640           160,997
  Chemed Corp.                                         2,074           158,620
  Magellan Health Services, Inc.*                      4,640           157,992
  Molina Healthcare, Inc.*                             2,900           133,661
  Stewart Enterprises, Inc. -- Class A*               17,390           106,949
  Centene Corp.*+                                      3,519           105,535
  PDI, Inc.*                                           5,034           103,197
  Option Care, Inc.+                                   4,172            85,901
  WellChoice, Inc.*                                    1,449            77,246
  Cerner Corp.*+                                       1,400            73,514
  eResearch Technology, Inc.*                          5,649            66,545
  Priority Healthcare Corp. --
    Class B*                                           2,920            63,160
  Sierra Health Services, Inc.*+                         691            44,113
  Per-Se Technologies, Inc.*                           1,280            19,648
  LifePoint Hospitals, Inc.*+                            170             7,453
  Odyssey HealthCare, Inc.*                              570             6,703
                                                                  ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               4,757,359
                                                                  ------------
  PHARMACEUTICALS 3.4%
  Pfizer, Inc.                                        31,967           839,773
  Johnson & Johnson, Inc.+                            12,447           835,940
  Wyeth                                                8,249           347,943
  Forest Laboratories, Inc.*                           3,986           147,283
  Merck & Co., Inc.                                    4,489           145,309
  Medicis Pharmaceutical Corp. --
    Class A                                            4,730           141,805
  First Horizon Pharmaceutical Corp.*                  8,378           141,421
  Bradley Pharmaceuticals, Inc.*+                     12,020           114,911
  Abbott Laboratories                                  2,276           106,107
  Eli Lilly & Co.                                        778            40,534
  Kos Pharmaceuticals, Inc.*                             866            36,095
  Bristol-Myers Squibb Co.+                              887            22,583
  Par Pharmaceutical Cos., Inc.*+                        280             9,363
                                                                  ------------
TOTAL PHARMACEUTICALS                                                2,929,067
                                                                  ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
  Becton, Dickinson & Co.                              3,421           199,855
  Bausch & Lomb, Inc.+                                 2,632           192,926
  Thermo Electron Corp.*                               7,290           184,364
  PerkinElmer, Inc.                                    8,350           172,260
  Respironics, Inc.*+                                  2,921           170,207
  CTI Molecluar Imaging, Inc.*                         7,940           160,944
  Haemonetics Corp./MA*                                3,710           156,414
  Analogic Corp.                                       3,480           150,510
  Matthews International Corp. --
    Class A                                            4,231           138,608
  Hologic, Inc.*                                       4,190           133,556
  Visx, Inc.*                                          5,085           119,192

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  SonoSite, Inc.*+                                     4,460      $    115,871
  Varian, Inc.*                                        2,974           112,685
  Cooper Cos., Inc.                                    1,230            89,667
  Hospira, Inc.*                                       2,770            89,388
  Align Technology, Inc.*                             12,930            80,683
  Sonic Innovations, Inc.*                            13,208            73,701
  Medtronic, Inc.                                      1,442            73,470
  DJ Orthopedics, Inc.*                                2,810            70,390
  Urologix, Inc.*                                     13,470            61,827
  Arrow International, Inc.                            1,200            41,220
  ICU Medical, Inc.*+                                  1,000            35,500
  Laserscope*                                          1,065            33,803
  Kensey Nash Corp.*+                                  1,158            31,359
  SurModics, Inc.*                                       810            25,847
  Possis Medical, Inc.*                                2,477            20,732
  Nutraceutical International Corp.*                     533             8,453
  Medical Action Industries, Inc.*                        94             1,777
                                                                  ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,745,209
                                                                  ------------
  BIOTECHNOLOGY 0.7%
  Invitrogen Corp.*+                                   2,770           191,684
  United Therapeutics Corp.*+                          3,472           158,653
  Amgen, Inc.*                                         2,046           119,098
  Enzo Biochem, Inc.*                                  8,160           117,667
  ImClone Systems, Inc.*                               1,060            36,570
  Regeneron Pharmaceuticals, Inc.*                       270             1,380
                                                                  ------------
TOTAL BIOTECHNOLOGY                                                    625,052
                                                                  ------------
TOTAL HEALTH CARE                                                   11,056,687
                                                                  ------------
INDUSTRIALS 11.9%
  AEROSPACE & DEFENSE 2.5%
  Boeing Co.+                                          5,667           331,293
  Lockheed Martin Corp.+                               3,792           231,540
  General Dynamics Corp.+                              2,090           223,734
  Northrop Grumman Corp.                               3,947           213,059
  Raytheon Co.                                         5,480           212,076
  L-3 Communications Holdings, Inc.                    2,980           211,640
  Precision Castparts Corp.                            2,437           187,673
  Curtiss-Wright Corp.                                 2,970           169,290
  Heico Corp.                                          6,591           132,479
  Moog, Inc. -- Class A*                               1,980            89,496
  Aviall, Inc.*                                        2,380            66,640
  DRS Technologies, Inc.*                              1,060            45,050
  United Technologies Corp.                              306            31,108
  Innovative Solutions & Support, Inc.*                  410            13,017
  Armor Holdings, Inc.*                                  201             7,455
                                                                  ------------
TOTAL AEROSPACE & DEFENSE                                            2,165,550
                                                                  ------------
  MACHINERY 2.4%
  Eaton Corp.                                          3,450           225,630
  Oshkosh Truck Corp.                                  2,436           199,728
  Deere & Co.+                                         2,860           191,992


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  Pentair, Inc.                                        4,377      $    170,703
  Cummins, Inc.+                                       2,347           165,111
  Kennametal, Inc.                                     3,398           161,371
  Paccar, Inc.                                         2,110           152,743
  Mueller Industries, Inc.                             5,132           144,466
  Parker Hannifin Corp.+                               2,357           143,588
  EnPro Industries, Inc.*                              5,176           142,340
  Terex Corp.*+                                        2,680           116,044
  Cascade Corp.                                        3,245           113,575
  Toro Co.                                             1,065            94,253
  Dover Corp.                                          1,500            56,685
                                                                  ------------
TOTAL MACHINERY                                                      2,078,229
                                                                  ------------
  INDUSTRIAL CONGLOMERATES 2.1%
  General Electric Co.                                32,370         1,167,262
  Textron, Inc.                                        3,150           235,053
  Alleghany Corp.*                                       683           189,302
  Walter Industries, Inc.                              3,377           143,691
  3M Co.+                                                917            78,578
                                                                  ------------
TOTAL INDUSTRIAL CONGLOMERATES                                       1,813,886
                                                                  ------------
  COMMERCIAL SERVICES & SUPPLIES 1.5%
  Republic Services, Inc.+                             5,950           199,206
  Cendant Corp.                                        9,290           190,816
  Corrections Corporation of America*                  4,025           155,365
  Insurance Auto Auctions, Inc.*                       5,068           141,144
  Compx International, Inc.                            7,988           135,636
  Consolidated Graphics, Inc.*                         2,030           106,778
  West Corp.*                                          2,840            90,880
  Heidrick & Struggles International,
    Inc.*                                              1,800            66,186
  Pico Holdings, Inc.*                                 2,360            61,148
  Resources Connection, Inc.*+                         2,734            57,223
  Jackson Hewitt Tax Service, Inc.+                    1,510            31,589
  Huron Consulting Group, Inc.*                        1,020            21,124
  Career Education Corp.*+                               281             9,627
  Educate, Inc.*                                         510             7,074
                                                                  ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,273,796
                                                                  ------------
  ROAD & RAIL 1.3%
  Burlington Northern Santa Fe Corp.+                  6,462           348,496
  CNF, Inc.                                            3,783           177,007
  Kansas City Southern*+                               8,466           163,055
  Genesee & Wyoming, Inc. --
    Class A*                                           5,791           150,045
  Laidlaw International, Inc.*                         6,338           131,830
  Overnite Corp.                                       2,682            85,797
  Arkansas Best Corp.+                                 1,320            49,870
  SCS Transportation, Inc.*                            1,548            28,777
                                                                  ------------
TOTAL ROAD & RAIL                                                    1,134,877
                                                                  ------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  BUILDING PRODUCTS 0.6%
  Masco Corp.+                                         5,874      $    203,652
  NCI Building Systems, Inc.*+                         2,790           107,694
  USG Corp.*+                                          3,209           106,410
  Water Pik Technologies, Inc.*                        5,000            98,500
                                                                  ------------
TOTAL BUILDING PRODUCTS                                                516,256
                                                                  ------------
  ELECTRICAL EQUIPMENT 0.6%
  AMETEK, Inc.                                         4,655           187,364
  Woodward Governor Co.                                2,142           153,581
  Global Power Equipment Group, Inc.*                  8,904            85,300
  Thomas & Betts Corp.*                                1,367            44,154
  II-Vi, Inc.*                                         1,820            31,741
                                                                  ------------
TOTAL ELECTRICAL EQUIPMENT                                             502,140
                                                                  ------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  W.W. Grainger, Inc.                                  3,030           188,678
  MSC Industrial Direct Co. -- Class A                 4,512           137,887
  Watsco, Inc.                                           530            22,313
  Applied Industrial Technologies, Inc.                  300             8,160
                                                                  ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 357,038
                                                                  ------------
  AIR FREIGHT & COURIERS 0.3%
  FedEx Corp.                                          2,540           238,633
  HUB Group, Inc. -- Class A*                            674            42,240
  EGL, Inc.*+                                          1,548            35,294
                                                                  ------------
TOTAL AIR FREIGHT & COURIERS                                           316,167
                                                                  ------------
  CONSTRUCTION & ENGINEERING 0.2%
  Insituform Technologies, Inc. --
    Class A*                                           6,920           100,409
  Comfort Systerms USA, Inc.*                          8,622            66,821
                                                                  ------------
TOTAL CONSTRUCTION & ENGINEERING                                       167,230
                                                                  ------------
TOTAL INDUSTRIALS                                                   10,325,169
                                                                  ------------
ENERGY 7.5%
  OIL & GAS 6.4%
  Exxon Mobil Corp.                                   20,268         1,207,973
  ConocoPhillips                                       3,735           402,782
  Valero Energy Corp.                                  4,575           335,210
  Unocal Corp.+                                        5,306           327,327
  ChevronTexaco Corp.                                  5,000           291,550
  Occidental Petroleum Corp.+                          3,413           242,903
  Sunoco, Inc.                                         2,253           233,231
  Devon Energy Corp.+                                  4,836           230,919
  Amerada Hess Corp.+                                  2,272           218,589
  Burlington Resources, Inc.                           4,250           212,798
  Ashland, Inc.                                        3,007           202,882
  Noble Energy, Inc.+                                  2,960           201,339
  Overseas Shipholding Group, Inc.                     2,734           171,996
  Premcor, Inc.                                        2,427           144,843
  Tesoro Corp.*+                                       3,859           142,860


12 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  Remington Oil & Gas Corp.*                           4,527      $    142,691
  Resource America, Inc. -- Class A                    3,970           139,129
  Frontier Oil Corp.                                   3,695           133,981
  Southwestern Energy Co.*+                            2,197           124,702
  Swift Energy Co.*+                                   3,959           112,594
  Newfield Exploration Co.*                            1,470           109,162
  Petroleum Development Corp.*                         1,922            72,440
  Cimarex Energy Co.*+                                 1,540            60,060
  Harvest Natural Resources, Inc.*                     4,655            55,348
  Giant Industries, Inc.*                                590            15,163
                                                                  ------------
TOTAL OIL & GAS                                                      5,532,472
                                                                  ------------
  ENERGY EQUIPMENT & SERVICES 1.1%
  BJ Services Co.+                                     3,795           196,884
  Veritas DGC, Inc.*                                   6,110           183,056
  Maverick Tube Corp.*                                 4,927           160,177
  Offshore Logistics, Inc.*                            4,230           140,944
  Cal Dive International, Inc.*+                       2,430           110,079
  Hydril*+                                             1,820           106,306
  Baker Hughes, Inc.+                                  1,010            44,935
  National-Oilwell Varco, Inc.*+                         494            23,070
  NS Group, Inc.*                                        279             8,763
                                                                  ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      974,214
                                                                  ------------
TOTAL ENERGY                                                         6,506,686
                                                                  ------------
CONSUMER STAPLES 6.3%
  FOOD PRODUCTS 1.7%
  Archer-Daniels-Midland Co.                           9,852           242,162
  Sara Lee Corp.+                                      9,360           207,418
  General Mills, Inc.+                                 3,860           189,719
  H.J. Heinz Co.                                       4,723           173,995
  Kraft Foods, Inc. -- Class A                         5,210           172,191
  Pilgrim's Pride Corp.                                4,284           153,024
  Seaboard Corp.                                         101           108,373
  Tyson Foods, Inc. -- Class A                         5,376            89,672
  Darling International, Inc.*                        20,980            83,710
  Gold Kist, Inc.*                                     2,960            47,064
                                                                  ------------
TOTAL FOOD PRODUCTS                                                  1,467,328
                                                                  ------------
  BEVERAGES 1.1%
  Molson Coors Brewing Co. --
    Class B+                                           2,820           217,619
  Brown-Forman Corp. -- Class B                        3,560           194,910
  PepsiCo, Inc.                                        3,260           172,878
  PepsiAmericas, Inc.                                  7,510           170,177
  Coca-Cola Co.                                        3,893           162,221
  Constellation Brands, Inc. --
    Class A*                                             256            13,535
                                                                  ------------
TOTAL BEVERAGES                                                        931,340
                                                                  ------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  HOUSEHOLD PRODUCTS 1.0%
  Procter & Gamble Co.+                                8,134      $    431,102
  Kimberly-Clark Corp.                                 3,956           260,028
  Energizer Holdings, Inc.*                            3,254           194,589
                                                                  ------------
TOTAL HOUSEHOLD PRODUCTS                                               885,719
                                                                  ------------
  FOOD & DRUG RETAILING 1.0%
  Wal-Mart Stores, Inc.+                               6,094           305,370
  Costco Wholesale Corp.+                              4,846           214,096
  Smart & Final, Inc.*                                10,470           127,315
  Arden Group, Inc.                                    1,517           107,677
  BJ's Wholesale Club, Inc.*                           2,950            91,627
  NeighborCare, Inc.*                                  1,020            29,835
  Walgreen Co.                                            95             4,220
                                                                  ------------
TOTAL FOOD & DRUG RETAILING                                            880,140
                                                                  ------------
  TOBACCO 0.9%
  Altria Group, Inc.+                                  9,395           614,339
  DIMON, Inc.+                                        22,710           141,938
                                                                  ------------
TOTAL TOBACCO                                                          756,277
                                                                  ------------
  PERSONAL PRODUCTS 0.6%
  Gillette Co.                                         6,346           320,346
  Avon Products, Inc.                                  4,617           198,254
                                                                  ------------
TOTAL PERSONAL PRODUCTS                                                518,600
                                                                  ------------
TOTAL CONSUMER STAPLES                                               5,439,404
                                                                  ------------
MATERIALS 4.4%
  METALS & MINING 1.9%
  Phelps Dodge Corp.+                                  2,370           241,100
  Nucor Corp.+                                         4,025           231,679
  Alcoa, Inc.                                          6,947           211,119
  United States Steel Corp.+                           3,611           183,620
  Southern Peru Copper Corp.+                          2,833           157,118
  Carpenter Technology Corp.                           2,622           155,773
  Steel Dynamics, Inc.+                                4,093           141,004
  Metal Management, Inc.                               5,026           129,068
  Reliance Steel & Aluminum Co.                        2,321            92,863
  International Steel Group, Inc.*                     1,220            48,190
  Oregon Steel Mills, Inc.*                            1,557            35,811
  Commercial Metals Co.                                  465            15,759
  Titanium Metals Corp.*                                 220             7,920
                                                                  ------------
TOTAL METALS & MINING                                                1,651,024
                                                                  ------------
  PAPER & FOREST PRODUCTS 1.1%
  MeadWestvaco Corp.+                                  6,689           212,844
  Weyerhaeuser Co.                                     2,963           202,965
  Georgia-Pacific Corp.                                5,695           202,116
  Louisiana-Pacific Corp.+                             7,021           176,508
  Potlatch Corp.                                       3,558           167,475
  Neenah Paper, Inc.+                                    125             4,202
                                                                  ------------
TOTAL PAPER & FOREST PRODUCTS                                          966,110
                                                                  ------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  CHEMICALS 1.0%
  Monsanto Co.                                         5,105      $    329,272
  OM Group, Inc.*                                      4,982           151,552
  Terra Industries, Inc.*+                            17,775           137,934
  FMC Corp.*                                           2,250           120,263
  Kronos Worldwide, Inc.                               1,276            54,243
  EI Du Pont de Nemours & Co.                            678            34,741
  Dow Chemical Co.+                                      559            27,866
  Sensient Technologies Corp.                            810            17,464
                                                                  ------------
TOTAL CHEMICALS                                                        873,335
                                                                  ------------
  CONSTRUCTION MATERIALS 0.2%
  Texas Industries, Inc.                               2,452           131,795
  Lafarge North America, Inc.                            619            36,180
                                                                  ------------
TOTAL CONSTRUCTION MATERIALS                                           167,975
                                                                  ------------
  CONTAINERS & PACKAGING 0.2%
  Greif, Inc. -- Class A                               2,350           163,748
                                                                  ------------
TOTAL CONTAINERS & PACKAGING                                           163,748
                                                                  ------------
TOTAL MATERIALS                                                      3,822,192
                                                                  ------------
UTILITIES 4.1%
  ELECTRIC UTILITIES 2.9%
  PG&E Corp.                                           7,820           266,662
  Progress Energy, Inc.+                               5,201           218,182
  FirstEnergy Corp.+                                   4,660           195,487
  American Electric Power Co., Inc.+                   5,670           193,120
  Pinnacle West Capital Corp.                          4,531           192,613
  Allegheny Energy, Inc.*+                             9,150           189,039
  TECO Energy, Inc.+                                  11,490           180,163
  Sierra Pacific Resources*+                          16,550           177,913
  PNM Resources, Inc.+                                 6,580           175,554
  Reliant Energy, Inc.*+                              15,371           174,922
  El Paso Electric Co.*+                               7,945           150,955
  UIL Holding Corp.                                    2,950           149,418
  IDACORP, Inc.+                                       5,085           144,261
  TXU Corp.+                                             787            62,669
  PPL Corp.+                                             284            15,333
  DTE Energy Co.+                                        189             8,596
                                                                  ------------
TOTAL ELECTRIC UTILITIES                                             2,494,887
                                                                  ------------
  MULTI-UTILITIES 1.0%
  Constellation Energy Group, Inc.                     4,525           233,942
  Energy East Corp.+                                   7,500           196,650
  National Fuel Gas Co.+                               5,832           166,737
  Dynegy, Inc. -- Class A*+                           41,700           163,047
  NRG Energy, Inc.*                                    4,747           162,110
                                                                  ------------
TOTAL MULTI-UTILITIES                                                  922,486
                                                                  ------------
  GAS UTILITIES 0.2%
  WGL Holdings, Inc.                                   5,600           173,376
                                                                  ------------
TOTAL GAS UTILITIES                                                    173,376
                                                                  ------------
TOTAL UTILITIES                                                      3,590,749
                                                                  ------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
  Verizon Communications, Inc.                        12,839      $    455,784
  SBC Communications, Inc.+                           16,980           402,256
  Alltel Corp.+                                        3,550           194,718
  AT&T Corp.                                           6,781           127,144
  North Pittsburgh Systems, Inc.                       5,218           103,134
  Premiere Global Services, Inc.*+                     2,814            31,854
  BellSouth Corp.+                                       683            17,956
  Commonwealth Telephone Enterprises,
    Inc.*                                                270            12,728
                                                                  ------------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                                         1,345,574
                                                                  ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.8%
  Crown Castle International Corp.*                   11,460           184,048
  Spectrasite, Inc.*                                   2,930           169,852
  Western Wireless Corp.*                              4,229           160,533
  USA Mobility, Inc.*                                  4,054           131,350
  Price Communications Corp.*                          5,005            87,587
                                                                  ------------
TOTAL WIRELESS
  TELECOMMUNICATION SERVICES                                           733,370
                                                                  ------------
TOTAL TELECOMMUNICATION SERVICES                                     2,078,944
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $78,881,785)                                                86,021,204
                                                                  ------------

                                                       FACE
                                                      AMOUNT
                                                 -----------
REPURCHASE AGREEMENTS  0.9%
Repurchase Agreement (Note 5)
  2.63% due 04/01/05                             $   243,183           243,183
  2.60% due 04/01/05                                 182,388           182,388
  2.57% due 04/01/05                                 182,388           182,388
  2.55% due 04/01/05                                 203,811           203,811
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $811,770)                                                      811,770
                                                                  ------------

SECURITIES LENDING COLLATERAL  16.6%
Investment in Securities Lending Short Term
Investment Portfolio Held by
  U.S. Bank (Note 8)                              14,411,861        14,411,861
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $14,411,861)                                                14,411,861
                                                                  ------------
TOTAL INVESTMENTS 116.6%
  (Cost $94,105,416)                                              $101,244,835
                                                                  ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (16.6)%                                          $(14,406,376)
                                                                  ============
NET ASSETS - 100.0%                                               $ 86,838,459

--------------------------------------------------------------------------------


14 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONCLUDED)                              March 31, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACT PURCHASED
June 2005 Russell 2000 Index Mini
  Futures Contracts
  (Aggregate Market Value of
    Contracts $ 122,880)                                   2      $     (2,914)
June 2005 S&P MidCap 400 Index Mini
  Futures Contracts
  (Aggregate Market Value of
    Contracts $198,120)                                    3            (4,175)
June 2005 S&P 500 Index Mini
  Futures Contracts
  (Aggregate Market Value of
    Contracts $295,750)                                    5            (4,919)
                                                                  ------------
(TOTAL AGGREGATE MARKET VALUE OF
  CONTRACTS $616,750)                                             $    (12,008)
                                                                  ============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      8.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------
  SECTOR ROTATION FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  99.4%

INDUSTRIALS 24.4%
  BUILDING PRODUCTS 8.5%
  Masco Corp.+                                        79,800      $  2,766,666
  American Standard Cos., Inc.                        48,200         2,240,336
  USG Corp.*+                                         31,000         1,027,960
  Lennox International, Inc.                          38,299           839,514
  Simpson Manufacturing Co., Inc.                     27,000           834,300
  York International Corp.+                           20,999           822,741
  NCI Building Systems, Inc.*                         15,900           613,740
  Griffon Corp.*+                                     24,200           518,122
                                                                  ------------
TOTAL BUILDING PRODUCTS                                              9,663,379
                                                                  ------------
  ROAD & RAIL 8.1%
  Burlington Northern Santa Fe Corp.                  23,900         1,288,927
  Canadian National Railway Co.                       19,200         1,215,552
  Union Pacific Corp.+                                16,100         1,122,170
  Norfolk Southern Corp.                              27,700         1,026,285
  CSX Corp.+                                          19,600           816,340
  Canadian Pacific Railway Ltd.                       19,000           683,430
  J.B. Hunt Transport Services, Inc.                  11,800           516,486
  Yellow Roadway Corp.*+                               8,600           503,444
  Laidlaw International, Inc.*                        19,700           409,760
  Landstar System, Inc.*                              11,500           376,625
  Swift Transportation Co., Inc.*+                    16,200           358,668
  Werner Enterprises, Inc.+                           16,500           320,595
  Heartland Express, Inc.                             16,400           314,060
  Knight Transportation, Inc.                         12,600           310,842
                                                                  ------------
TOTAL ROAD & RAIL                                                    9,263,184
                                                                  ------------
  CONSTRUCTION & ENGINEERING 7.8%
  Fluor Corp.+                                        24,200         1,341,406
  Jacobs Engineering Group, Inc.*+                    20,900         1,085,128
  Chicago Bridge & Iron NV Co.                        21,799           959,810
  Shaw Group, Inc.*                                   37,600           819,680
  McDermott International, Inc.*                      38,400           726,912
  Washington Group International,
    Inc.*                                             15,700           706,343
  URS Corp.*                                          23,500           675,625
  Granite Construction, Inc.                          24,100           633,107
  Quanta Services, Inc.*                              74,500           568,435
  EMCOR Group, Inc.*                                  12,000           561,840
  Dycom Industries, Inc.*+                            24,000           551,760
  Insituform Technologies, Inc. --
    Class A*                                          20,100           291,651
                                                                  ------------
TOTAL CONSTRUCTION & ENGINEERING                                     8,921,697
                                                                  ------------
TOTAL INDUSTRIALS                                                   27,848,260
                                                                  ------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

MATERIALS 23.7%
  CHEMICALS 8.2%
  EI Du Pont de Nemours & Co.                         22,600      $  1,158,024
  Dow Chemical Co.+                                   20,600         1,026,910
  BASF AG -- SP ADR                                   13,900           980,645
  Monsanto Co.                                        12,000           774,000
  Air Products & Chemicals, Inc.                      10,200           645,558
  Praxair, Inc.                                       13,200           631,752
  Akzo Nobel NV -- SP ADR                             12,700           583,946
  PPG Industries, Inc.+                                8,100           579,312
  Rohm & Haas Co.+                                    11,000           528,000
  Potash Corp. Of  Saskatchewan+                       5,900           516,309
  Syngenta AG -- SP ADR*                              23,200           487,200
  Ecolab, Inc.+                                       13,400           442,870
  Eastman Chemical Co.+                                6,100           359,900
  Sigma-Aldrich Corp.+                                 5,500           336,875
  Lyondell Chemical Co.+                              12,000           335,040
                                                                  ------------
TOTAL CHEMICALS                                                      9,386,341
                                                                  ------------
  CONSTRUCTION MATERIALS 7.9%
  Cemex SA de CV -- SP ADR                            58,300         2,113,375
  Vulcan Materials Co.+                               25,700         1,460,531
  Lafarge North America, Inc.+                        22,300         1,303,435
  Martin Marietta Materials, Inc.                     18,700         1,045,704
  Florida Rock Industries, Inc.+                      17,700         1,041,114
  Eagle Materials, Inc.+                               9,300           752,742
  Headwaters, Inc.*+                                  19,600           643,272
  Texas Industries, Inc.                              11,400           612,750
                                                                  ------------
TOTAL CONSTRUCTION MATERIALS                                         8,972,923
                                                                  ------------
  METALS & MINING 7.6%
  BHP Billiton Ltd. -- SP ADR+                        44,000         1,231,120
  Rio Tinto  PLC -- SP ADR                             6,500           843,375
  Anglo American  PLC -- ADR+                         32,100           767,190
  Cia Vale do Rio Doce -- SP ADR+                     24,100           761,801
  Alcoa, Inc.                                         23,000           698,970
  Newmont Mining Corp.+                               13,800           583,050
  POSCO -- SP ADR+                                    11,100           547,896
  Alcan, Inc.                                         14,300           542,256
  Barrick Gold Corp.+                                 19,900           476,804
  Nucor Corp.+                                         7,300           420,188
  Phelps Dodge Corp.+                                  4,100           417,093
  AngloGold Ashanti Ltd. -- SP ADR+                   12,100           416,845
  Inco Ltd.*+                                         10,300           409,940
  Placer Dome, Inc.                                   19,700           319,534
  Freeport-McMoRan Copper & Gold,
    Inc. -- Class B+                                   6,800           269,348
                                                                  ------------
TOTAL METALS & MINING                                                8,705,410
                                                                  ------------
TOTAL MATERIALS                                                     27,064,674
                                                                  ------------


16 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (CONTINUED)                              March 31, 2005
--------------------------------------------------------------------------------
  SECTOR ROTATION FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

ENERGY 18.2%
  ENERGY EQUIPMENT & SERVICES 9.2%
  Schlumberger Ltd.                                   19,900      $  1,402,552
  Transocean, Inc.*+                                  20,700         1,065,222
  Halliburton Co.                                     23,900         1,033,675
  Baker Hughes, Inc.+                                 18,900           840,861
  Tenaris SA -- SP ADR+                               12,400           762,724
  Diamond Offshore Drilling, Inc.+                    14,500           723,550
  GlobalSantaFe Corp.+                                18,400           681,536
  Weatherford International Ltd.*+                    11,000           637,340
  BJ Services Co.+                                    12,000           622,560
  ENSCO International, Inc.+                          14,400           542,304
  Smith International, Inc.+                           8,400           526,932
  Precision Drilling Corp.*                            6,500           485,290
  Patterson-UTI Energy, Inc.                          19,000           475,380
  Nabors Industries Ltd.*+                             6,700           396,238
  Noble Corp.                                          6,600           370,986
                                                                  ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                   10,567,150
                                                                  ------------
  OIL & GAS 9.0%
  Exxon Mobil Corp.                                   24,500         1,460,200
  BP PLC -- SP ADR                                    16,600         1,035,840
  Total SA -- SP ADR+                                  7,200           844,056
  ChevronTexaco Corp.                                 13,500           787,185
  Royal Dutch Petroleum Co.                           13,100           786,524
  PetroChina Co. Ltd. -- SP ADR+                      12,100           764,962
  Shell Transport & Trading  Co. PLC --
    SP ADR+                                           12,800           695,808
  ENI-Ente Nazionale Idrocarburi --
    SP ADR+                                            5,300           689,848
  ConocoPhillips                                       6,000           647,040
  Petroleo Brasiliero SA -- Petrobras+                12,200           538,996
  EnCana Corp.                                         6,500           457,730
  Imperial Oil Ltd.                                    5,500           418,770
  Repsol YPF SA -- SP ADR+                            14,900           395,595
  Occidental Petroleum Corp.+                          5,500           391,435
  China Petroleum & Chemical Corp. --
    SP ADR                                             9,200           375,084
                                                                  ------------
TOTAL OIL & GAS                                                     10,289,073
                                                                  ------------
TOTAL ENERGY                                                        20,856,223
                                                                  ------------
UTILITIES 15.4%
  ELECTRIC UTILITIES 8.0%
  E.ON AG -- SP ADR+                                  35,400         1,017,750
  Exelon Corp.+                                       17,500           803,075
  TXU Corp.+                                           9,200           732,596
  Southern Co.+                                       21,000           668,430
  Korea Electric Power Corp. --
    SP ADR                                            44,800           602,112
  Entergy Corp.                                        7,900           558,214
  FPL Group, Inc.                                     13,800           554,070

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  PG&E Corp.                                          15,200      $    518,320
  Scottish Power  PLC -- SP ADR+                      16,300           508,560
  American Electric Power Co., Inc.+                  14,900           507,494
  FirstEnergy Corp.+                                  11,900           499,205
  Edison International                                14,300           496,496
  PPL Corp.                                            8,700           469,713
  Progress Energy, Inc.+                              10,200           427,890
  Consolidated Edison, Inc.+                           9,900           417,582
  Reliant Energy, Inc.*+                              30,800           350,504
                                                                  ------------
TOTAL ELECTRIC UTILITIES                                             9,132,011
                                                                  ------------
  MULTI-UTILITIES 7.4%
  Dominion Resources, Inc./VA+                        14,200         1,056,906
  National Grid Transco  PLC --
    SP ADR                                            22,600         1,056,550
  Duke Energy Corp.+                                  37,100         1,039,171
  Public Service Enterprise Group,
    Inc.+                                             13,600           739,704
  AES Corp.*+                                         39,900           653,562
  Sempra Energy+                                      15,600           621,504
  Constellation Energy Group, Inc.                    11,400           589,380
  Questar Corp.                                        8,000           474,000
  Equitable Resources, Inc.                            7,000           402,080
  Energy East Corp.                                   15,300           401,166
  SCANA Corp.                                         10,400           397,488
  MDU Resources Group, Inc.                           13,700           378,394
  Oneok, Inc.+                                        12,200           376,004
  NRG Energy, Inc.*                                   10,300           351,745
                                                                  ------------
TOTAL MULTI-UTILITIES                                                8,537,654
                                                                  ------------
TOTAL UTILITIES                                                     17,669,665
                                                                  ------------
CONSUMER DISCRETIONARY 9.9%
  HOTELS RESTAURANTS & LEISURE 9.8%
  Carnival Corp.+                                     23,810         1,233,596
  McDonald's Corp.                                    39,020         1,215,083
  Starbucks Corp.*                                    22,600         1,167,516
  Marriott International, Inc. --
    Class A+                                          13,890           928,686
  Yum! Brands, Inc.+                                  17,540           908,747
  Starwood Hotels & Resorts Worldwide,
    Inc.+                                             14,800           888,444
  MGM Mirage, Inc.*                                   10,650           754,233
  Hilton Hotels Corp.+                                31,820           711,177
  Royal Caribbean Cruises Ltd.+                       15,510           693,142
  Harrah's Entertainment, Inc.+                        9,130           589,615
  Darden Restaurants, Inc.+                           17,240           528,923
  International Game Technology, Inc.                 19,160           510,806
  Wendy's International, Inc.+                        11,260           439,590
  Outback Steakhouse, Inc.                             8,110           371,357
  Brinker International, Inc.*                         9,130           330,689
                                                                  ------------
TOTAL HOTELS RESTAURANTS & LEISURE                                  11,271,604
                                                                  ------------


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS  (CONCLUDED)                              March 31, 2005
--------------------------------------------------------------------------------
  SECTOR ROTATION FUND
--------------------------------------------------------------------------------
                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
  MEDIA 0.1%
  Sirva, Inc.*                                        13,664      $     97,151
                                                                  ------------
TOTAL MEDIA                                                             97,151
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY                                        11,368,755
                                                                  ------------
CONSUMER STAPLES 7.8%
  TOBACCO 7.8%
  Altria Group, Inc.+                                 77,000         5,035,030
  Reynolds American, Inc.                             18,800         1,515,092
  UST, Inc.                                           24,000         1,240,800
  Loews Corp. - Carolina Group                        18,700           618,970
  Universal Corp./Richmond VA                         10,300           471,431
                                                                  ------------
TOTAL TOBACCO                                                        8,881,323
                                                                  ------------
TOTAL CONSUMER STAPLES                                               8,881,323
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $98,441,360)                                               113,688,900
                                                                  ------------

                                                        FACE
                                                      AMOUNT
                                                 -----------
REPURCHASE AGREEMENTS  0.6%
Repurchase Agreement (Note 5)
  2.55% due 04/01/05                             $   649,679           649,679
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $649,679)                                                      649,679
                                                                  ------------
SECURITIES LENDING COLLATERAL  22.6%
Investment in Securities Lending Short Term
Investment Portfolio Held by
  U.S. Bank (Note 8)                              25,804,330        25,804,330
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $25,804,330)                                                25,804,330
                                                                  ------------
TOTAL INVESTMENTS 122.6%
  (Cost $124,895,369)                                             $140,142,909
                                                                  ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (22.6)%                                          $(25,825,144)
                                                                  ============
NET ASSETS - 100.0%                                               $114,317,765

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.


18 | THE RYDEX SERIES FUNDS ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES                              March 31, 2005
--------------------------------------------------------------------------------

                                                                      CORE             SECTOR
                                                                    EQUITY           ROTATION
                                                                      FUND               FUND
---------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $ 101,244,835    $   140,142,909
Segregated Cash with Broker                                         29,250                 --
Cash in Custodian Bank                                                  --              9,096
Receivable for Shares Purchased                                    138,642            190,243
Investment Income Receivable (Note 1)                               89,491            142,404
Receivable for Securities Lending                                    2,236              2,435
---------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                 101,504,454        140,487,087
=============================================================================================

LIABILITIES
Payable for Futures Contracts Settlement (Note 1)                      550                 --
Payable upon Return of Securities Loaned (Note 8)               14,411,861         25,804,330
Liability for Shares Redeemed                                      130,148            190,092
Investment Advisory Fee Payable (Note 3)                            65,033             90,404
Transfer Agent and Administrative Fee Payable (Note 3)              19,067             25,112
Distribution and Service Fee Payable (Note 3)                       10,432             15,197
Portfolio Accounting Fee Payable (Note 3)                            7,627             10,045
Custody Fees Payable                                                 1,830              2,836
Other Liabilities                                                   19,447             31,306
---------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                             14,665,995         26,169,322
=============================================================================================
NET ASSETS                                                   $  86,838,459    $   114,317,765
=============================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $  76,932,041    $   108,990,985
Undistributed Net Investment Income                                     --                 --
Accumulated Net Realized Gain (Loss) on Investments
  and Futures Contracts                                          2,779,007         (9,920,760)
Net Unrealized Appreciation (Depreciation) on Investments
  and Futures Contracts                                          7,127,411         15,247,540
---------------------------------------------------------------------------------------------
NET ASSETS                                                   $  86,838,459    $   114,317,765
=============================================================================================
  A-Class                                                    $     905,629    $     2,988,775
  C-Class                                                       34,793,397         54,604,085
  H-Class                                                       51,139,433         56,724,905

SHARES OUTSTANDING
  A-Class                                                           60,316            269,212
  C-Class                                                        2,365,024          5,021,985
  H-Class                                                        3,406,252          5,101,605

NET ASSET VALUES
  A-Class                                                    $       15.01    $         11.10
  A-Class Maximum Offering Price Per Share**                         15.76              11.65
  C-Class                                                            14.71              10.87
  H-Class                                                            15.01              11.12

*     THE COST OF SECURITIES AT VALUE IS $94,105,416 AND $124,895,369,
      RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 19

STATEMENTS OF OPERATIONS                               Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                                      CORE             SECTOR
                                                                    EQUITY           ROTATION
                                                                      FUND               FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $     107,142    $        24,247
Interest from Securities Lending, net (Note 8)                      11,893             21,158
Dividends, Net of Foreign Tax Withheld* (Note 1)                 1,113,655          1,601,119
---------------------------------------------------------------------------------------------
  Total Income                                                   1,232,690          1,646,524
=============================================================================================

EXPENSES
Investment Advisory Fees (Note 3)                                  642,796          1,102,581
Transfer Agent and Administrative Fees (Note 3)                    193,112            306,273
Distribution and Service Fees (Note 3):
  A-Class                                                            1,250              4,210
  C-Class                                                          287,982            538,432
  H-Class                                                          119,867            167,454
Portfolio Accounting Fees (Note 3)                                  77,245            122,509
Trustees' Fees**                                                     2,230              3,973
Custody Fees                                                        18,888             32,333
Miscellaneous                                                       78,484            134,198
---------------------------------------------------------------------------------------------
  Total Expenses                                                 1,421,854          2,411,963
---------------------------------------------------------------------------------------------
Net Investment Loss                                               (189,164)          (765,439)
=============================================================================================

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
Investment Securities                                            4,977,636          3,648,637
Futures Contracts                                                   38,832                 --
---------------------------------------------------------------------------------------------
  Total Net Realized Gain                                        5,016,468          3,648,637
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              297,422          2,085,377
Futures Contracts                                                  (61,911)                --
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               235,511          2,085,377
---------------------------------------------------------------------------------------------
Net Gain on Investments                                          5,251,979          5,734,014
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $   5,062,815    $     4,968,575
=============================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $121 AND $40,077, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


20 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     CORE EQUITY FUND                 SECTOR ROTATION FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR             PERIOD             YEAR           PERIOD
                                                                     ENDED              ENDED            ENDED            ENDED
                                                                 MARCH 31,          MARCH 31,        MARCH 31,        MARCH 31,
                                                                      2005               2004             2005             2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                          $    (189,164)   $      (180,888)   $    (765,439)   $  (1,091,423)
Net Realized Gain on Investments and Futures Contracts           5,016,468          8,570,734        3,648,637       10,606,545
Net Change in Unrealized Appreciation on Investments
  and Futures Contracts                                            235,511          6,754,941        2,085,377       13,042,404
-------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                       5,062,815         15,144,787        4,968,575       22,557,526
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  A-Class                                                               --                 --               --               --
  C-Class                                                               --             (1,058)              --               --
  H-Class                                                               --             (2,308)              --               --
Realized Gain on Investment
  A-Class                                                          (29,799)                --               --               --
  C-Class                                                       (1,290,813)          (156,031)              --               --
  H-Class                                                       (2,321,494)          (340,409)              --               --
-------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                           (3,642,106)          (499,806)              --               --
===============================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  A-Class*                                                       1,854,516              1,000        4,692,623            4,838
  C-Class                                                       24,157,214         19,137,844       25,139,982       48,453,171
  H-Class                                                       84,248,891         92,881,600       65,844,727      100,363,947
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
  A-Class*                                                          29,797                 --               --               --
  C-Class                                                        1,221,401            149,346               --               --
  H-Class                                                        2,225,710            288,340               --               --
COST OF SHARES REDEEMED
  A-Class*                                                        (984,731)                --       (1,881,322)              --
  C-Class                                                      (15,319,518)        (5,848,388)     (32,396,269)     (14,627,510)
  H-Class                                                      (78,395,806)       (79,161,454)     (97,924,054)     (63,262,000)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                       19,037,474         27,448,288      (36,524,313)      70,932,446
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           20,458,183         42,093,269      (31,555,738)      93,489,972
NET ASSETS--BEGINNING OF PERIOD                                 66,380,276         24,287,007      145,873,503       52,383,531
===============================================================================================================================
NET ASSETS--END OF PERIOD                                    $  86,838,459    $    66,380,276    $ 114,317,765    $ 145,873,503
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                          $          --    $            --    $          --    $          --
===============================================================================================================================

*     Since the commencement of operations: March 31, 2004.


See Notes to Financial Statements.     THE RYDEX SERIES FUNDS ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                       NET REALIZED     NET INCREASE
                            NET ASSET       NET            AND           (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                              VALUE,     INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                            BEGINNING      INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED        TOTAL
                            OF PERIOD     (LOSS)+     ON SECURITIES    FROM OPERATIONS      INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND A-CLASS
   MARCH 31, 2005             $14.44     $  .02        $  1.16            $  1.18           $   --         $  (.61)      $ (.61)
   March 31, 2004 *            14.44         --             --                 --               --              --           --
CORE EQUITY FUND C-CLASS
   MARCH 31, 2005              14.27       (.10)          1.15               1.05               --            (.61)        (.61)
   March 31, 2004              10.11       (.11)          4.38               4.27               --            (.11)        (.11)
   March 31, 2003 *            10.00       (.03)           .14                .11               --              --           --
CORE EQUITY FUND H-CLASS
   MARCH 31, 2005              14.44         --           1.18               1.18               --            (.61)        (.61)
   March 31, 2004              10.15       (.01)          4.41               4.40               --            (.11)        (.11)
   March 31, 2003 *            10.00        .01            .14                .15               --              --           --
SECTOR ROTATION FUND A-CLASS
   MARCH 31, 2005              10.45       (.02)           .67                .65               --              --           --
   March 31, 2004 *            10.45         --             --                 --               --              --           --
SECTOR ROTATION FUND C-CLASS
   MARCH 31, 2005              10.30       (.10)           .67                .57               --              --           --
   March 31, 2004               7.53       (.16)          2.93               2.77               --              --           --
   March 31, 2003               9.99       (.07)         (2.39)             (2.46)              --              --           --
   March 31, 2002 *            10.00         --           (.01)              (.01)              --              --           --
SECTOR ROTATION FUND H-CLASS
   MARCH 31, 2005              10.45       (.03)           .70                .67               --              --           --
   March 31, 2004               7.58       (.09)          2.96               2.87               --              --           --
   March 31, 2003               9.99       (.01)         (2.40)             (2.41)              --              --           --
   March 31, 2002 *            10.00         --           (.01)              (.01)              --              --           --

                                                                                  RATIOS TO
                                                                             AVERAGE NET ASSETS:
                                                                          -------------------------
                            NET INCREASE  NET ASSET                                          NET                        NET ASSETS,
                           (DECREASE) IN   VALUE,         TOTAL                          INVESTMENT       PORTFOLIO       END OF
                              NET ASSET    END OF      INVESTMENT           TOTAL          INCOME         TURNOVER     PERIOD (000'S
                                VALUE      PERIOD        RETURN           EXPENSES         (LOSS)          RATE***       OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND A-CLASS
   MARCH 31, 2005             $ .57       $ 15.01        8.16%              1.57%           0.16%           159%          $   906
   March 31, 2004 *              --         14.44        0.00%              0.00%**@        0.00%**         226%                1
CORE EQUITY FUND C-CLASS
   MARCH 31, 2005               .44         14.71        7.34%              2.31%          (0.71)%          159%           34,793
   March 31, 2004              4.16         14.27       42.29%              2.24%          (0.87)%          226%           23,811
   March 31, 2003 *             .11         10.11        1.10%              2.41%**        (0.48)%**        123%            5,771
CORE EQUITY FUND H-CLASS
   MARCH 31, 2005               .57         15.01        8.16%              1.56%           0.03%           159%           51,139
   March 31, 2004              4.29         14.44       43.41%              1.49%          (0.11)%          226%           42,568
   March 31, 2003 *             .15         10.15        1.50%              1.67%**         0.22%**         123%           18,516
SECTOR ROTATION FUND A-CLASS
   MARCH 31, 2005               .65         11.10        6.22%              1.63%          (0.19)%          262%            2,989
   March 31, 2004 *              --         10.45        0.00%              0.00%**@        0.00%**         253%                5
SECTOR ROTATION FUND C-CLASS
   MARCH 31, 2005               .57         10.87        5.53%              2.38%          (1.03)%          262%           54,604
   March 31, 2004              2.77         10.30       36.79%              2.41%          (1.66)%          253%           59,192
   March 31, 2003             (2.46)         7.53      (24.62)%             2.44%          (0.83)%          451%           17,538
   March 31, 2002 *            (.01)         9.99       (0.10)%             2.44%**        (1.86)%**         --             5,150
SECTOR ROTATION FUND H-CLASS
   MARCH 31, 2005               .67         11.12        6.41%              1.64%          (0.31)%          262%           56,725
   March 31, 2004              2.87         10.45       37.86%              1.66%          (0.88)%          253%           86,677
   March 31, 2003             (2.41)         7.58      (24.12)%             1.68%          (0.08)%          451%           34,845
   March 31, 2002 *            (.01)         9.99       (0.10)%             1.69%**        (1.13)%**         --            18,055

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002 -- SECTOR ROTATION FUND C-CLASS AND H-CLASS; SEPTEMBER 23, 2002 -- CORE EQUITY FUND C-CLASS AND H-CLASS; MARCH 31, 2004 -- CORE EQUITY FUND A-CLASS AND SECTOR ROTATION FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


22 | THE RYDEX SERIES FUNDS ANNUAL REPORT     See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                         SALES CHARGE           SALES CHARGE
                                           AS % OF              AS % OF NET
AMOUNT OF INVESTMENT                    OFFERING PRICE        AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                           4.75%                  4.99%
$100,000 but less than $250,000              3.75%                  3.90%
$250,000 but less than $500,000              2.75%                  2.83%
$500,000 but less than $1,000,000            1.60%                  1.63%
$1,000,000 or greater                        0.00%                  0.00%

At March 31, 2005, the Trust consisted of forty-three separate series: twenty-two Benchmark Funds, one Money Market Fund, eighteen Sector Funds, and two Strategic Funds. This report covers the Strategic Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds and the Sector Funds are contained in separate reports. As of March 31, 2005, only A-Class, C-Class and H-Class Shares had been issued in the Strategic Funds.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales, post-October losses and regulated futures contracts. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

E. Each Strategic Fund seeks long-term capital appreciation and to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Funds may also purchase American Depository Receipts ("ADR") and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and equity swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the


                                      THE RYDEX SERIES FUNDS ANNUAL REPORT  | 23

--------------------------------------------------------------------------------

instruments and movements in the price of the underlying securities; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, the Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

2.    FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Sector Rotation Fund. Effective July 1, 2003, the Trustees voted to reduce Core Equity's base management fee to 0.70% of the Fund's average daily net assets and implement a performance adjustment, adding or subtracting a performance rate up to 0.20%, allowing the total fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000(R) Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning June 30, 2004. At year ending March 31, 2005, the effective management fee was 0.90% of the Fund's average daily net assets. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Strategic Funds.


24 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Strategic Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its A-Class Shares and H-Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C-Class Plan") applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Fund's C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

4.    FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2005, the Sector Rotation Fund offset net realized capital gains with capital losses from previous years:

FUND                                                                                       AMOUNT
-----------------------------------------------------------------------------------------------------
Sector Rotation Fund                                                                   $3,554,806

The tax character of distributions paid between April 1, 2004 - March 31, 2005 was as follows:

                            ORDINARY                         LONG-TERM                     TOTAL
FUND                          INCOME                      CAPITAL GAIN              DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
Core Equity Fund         $ 2,083,766                      $  1,558,340              $   3,642,106
Sector Rotation Fund              --                                --                         --

The tax character of distributions paid between April 1, 2003 - March 31, 2004 was as follows:

                            ORDINARY                         LONG-TERM                      TOTAL
FUND                          INCOME                      CAPITAL GAIN              DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
Core Equity Fund         $   444,236                      $     55,570              $     499,806
Sector Rotation Fund              --                                --                         --

The tax character of distributable earnings/(accumulated losses) at March 31, 2005 was as follows:

                       UNDISTRIBUTED        UNDISTRIBUTED    NET UNREALIZED
                            ORDINARY       REALIZED GAIN/      APPRCIATION/           CAPITAL LOSS
FUND                          INCOME   (ACCUMULATED LOSS)    (DEPRECIATION)           CARRYFORWARD
-----------------------------------------------------------------------------------------------------
Core Equity Fund         $ 2,340,259   $       551,915       $    7,014,244         $           --
Sector Rotation Fund              --                --           15,050,207              9,723,427(1)

ALL AMOUNTS EXPIRE ON MARCH 31ST OF THE YEAR INDICATED.

(1)   EXPIRES IN 2011


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 25

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At March 31, 2005, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                              TAX             NET             NET
                                              TAX      UNREALIZED      UNREALIZED      UNREALIZED
FUND                                         COST            GAIN          (LOSS)     GAIN (LOSS)
-------------------------------------------------------------------------------------------------
Core Equity Fund                    $ 94,218,583      $ 9,795,726    $ (2,781,482)    $ 7,014,244
Sector Rotation Fund                 125,092,702       16,141,693      (1,091,486)     15,050,207

5.    REPURCHASE AGREEMENTS

The Core Equity Fund transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the OTC Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. The Sector Rotation Fund transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, and the Utilities Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint accounts and outstanding as of March 31, 2005 are as follows:

COUNTERPARTY                   TERMS OF AGREEMENT       FACE VALUE      MARKET VALUE    MATURITY VALUE
-------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.          2.55% due 04/01/05    $ 412,296,394    $  412,296,394    $  412,325,599
Bear Stearns Cos., Inc.        2.63% due 04/01/05      400,000,000       400,000,000       400,029,222
Citigroup, Inc.                2.60% due 04/01/05      300,000,000       300,000,000       300,021,667
Morgan Stanley                 2.57% due 04/01/05      300,000,000       300,000,000       300,021,417
-------------------------------------------------------------------------------------------------------
                                                                      $1,412,296,394    $1,412,397,905
=======================================================================================================

As of March 31, 2005, the collateral for the repurchase agreements in the joint accounts was as follows:

SECURITY TYPE                 RANGE OF RATES       PAR VALUE     MARKET VALUE
------------------------------------------------------------------------------
U. S. Treasury Bonds        2.375% - 10.375%   $ 437,823,491   $  598,097,915
U. S. Treasury Notes        2.000% -  5.750%     421,496,836      435,285,951
U. S. Treasury Bills             0.000%          415,061,000      412,102,321
------------------------------------------------------------------------------
                                                               $1,445,486,187
==============================================================================

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6.    SECURITIES TRANSACTIONS

During the year ended March 31, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                    CORE                 SECTOR
                                                  EQUITY               ROTATION
                                                    FUND                   FUND
--------------------------------------------------------------------------------
Purchases                                   $131,199,260           $319,946,930
Sales                                       $113,455,814           $351,413,117


26 | THE RYDEX SERIES FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

7.    SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period ended March 31, 2005 were:

                                                   PURCHASED  THROUGH                                            NET SHARES
                          SHARES PURCHASED       DIVIDEND REINVESTMENT          SHARES REDEEMED             PURCHASED (REDEEMED)
-----------------------------------------------------------------------------------------------------------------------------------
                      Year Ended  Period Ended  Year Ended  Period Ended  Year Ended     Period Ended    Year Ended    Period Ended
                       March 31,    March 31,    March 31,     March 31,   March 31,       March 31,      March 31,      March 31,
                         2005         2004         2005         2004         2005            2004           2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
      A-Class*           130,742            69       1,988            --     (72,483)              --        60,247              69
      C-Class          1,678,393     1,529,068      82,976        11,280  (1,064,952)        (442,457)      696,417       1,097,891
      H-Class          5,720,952     7,204,234     148,480        21,566  (5,410,493)      (6,102,086)      458,939       1,123,714

SECTOR ROTATION FUND
      A-Class*           457,712           463          --            --    (188,963)              --       268,749             463
      C-Class          2,473,160     4,929,373          --            --  (3,196,124)      (1,513,725)     (722,964)      3,415,648
      H-Class          6,351,321    10,299,134          --            --  (9,541,682)      (6,602,667)   (3,190,361)      3,696,467

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 27

--------------------------------------------------------------------------------

8.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2005, the pooled cash collateral investments consisted of repurchase agreements (36.31%), commercial paper (38.00%), corporate bonds (25.08%), and mutual funds (0.61%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2005 the following funds participated in securities lending and received cash collateral:

                                                               VALUE OF
                                        CASH                 SECURITIES
FUND                              COLLATERAL                     LOANED
------                          ------------               ------------
Core Equity Fund                $ 14,411,861               $ 13,958,995
Sector Rotation Fund              25,804,330                 25,180,472


28 | THE RYDEX SERIES FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Rydex Series Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Sector Rotation Fund and Core Equity Fund (constituting two of the forty-three Funds and Portfolios of the Rydex Series Funds, hereafter referred to as the "Funds") at March 31, 2005, the results of each of their operations and the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods presented on and prior to March 31, 2003 were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Baltimore, Maryland
May 23, 2005


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 29

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

No portion of the ordinary income distribution paid during the year by Core Equity Fund qualifies for the dividends received deduction for corporations.

The Fund's distributions to shareholders included:

                                             CORE EQUITY
                                                    FUND
                                             -----------
From short-term capital gains:                $2,083,766
From long-term capital gains,
   subject to the 15% rate gains category:    $1,558,340

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request by calling 1-800-820-0888.


30 | THE RYDEX SERIES FUNDS ANNUAL REPORT

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees composed of six members.The membership of each Board is the same.There is no stated term of service, and Trustees continue to serve after election until resignation.The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER

                                  LENGTH OF SERVICE
    NAME, POSITION AND               AS TRUSTEE                NUMBER OF
      YEAR OF BIRTH                 (YEAR BEGAN)             FUNDS OVERSEEN
--------------------------  -----------------------------  ------------------
CARL G.VERBONCOEUR*           Rydex Series Funds - 2004           101
Trustee, President (1952)    Rydex Variable Trust - 2004
                             Rydex Dynamic Funds - 2004
                               Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003);Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                  LENGTH OF SERVICE
    NAME, POSITION AND               AS TRUSTEE                 NUMBER OF
      YEAR OF BIRTH                 (YEAR BEGAN)             FUNDS OVERSEEN
--------------------------  -----------------------------  ------------------
COREY A. COLEHOUR             Rydex Series Funds - 1993           101
Trustee (1945)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                            -----------------------------

J. KENNETH DALTON             Rydex Series Funds - 1995           101
Trustee (1941)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor,The Dalton Group

                            -----------------------------

JOHN O. DEMARET               Rydex Series Funds - 1997           102
Trustee (1940)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003
                               Rydex Capital Partners
                                 SphinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                            -----------------------------

PATRICK T. MCCARVILLE         Rydex Series Funds - 1997           101
Trustee (1942)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,Par Industries, Inc.

                            -----------------------------


                                       THE RYDEX SERIES FUNDS ANNUAL REPORT | 31

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                  LENGTH OF SERVICE
NAME, POSITION AND                   AS TRUSTEE                NUMBER OF
  YEAR OF BIRTH                     (YEAR BEGAN)             FUNDS OVERSEEN
------------------          -----------------------------  ------------------
ROGER SOMERS                  Rydex Series Funds - 1993           101
Trustee (1944)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                                      PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                                        DURING PAST FIVE YEARS
------------------                                                     ----------------------
NICK BONOS*                                Vice President and Treasurer of Rydex Series Funds, Rydex Variable
Vice President and Treasurer (1963)        Trust, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Capital
                                           Partners SPhinX Fund, 2003 to present; Senior Vice President of Rydex
                                           Fund Services, Inc., 2003 to present;Vice President of Accounting of
                                           Rydex Fund Services, Inc., 2000 to 2003;Vice President of Mutual Fund
                                           Services, State Street Corp., 1997 to 1999.

MICHAEL P. BYRUM*                          Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds,
Vice President and Secretary (1970)        2004 to present;Vice President of Rydex Series Funds, 1997 to present;Vice
                                           President of Rydex Variable Trust, 1998 to present; Vice President of Rydex
                                           Dynamic Funds, 1999 to present;Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to
                                           present; President of Rydex Global Advisors, 2004 to present; Chief Operating
                                           Officer of Rydex Global Advisors and Rydex Distributors, Inc., 2003 to 2004.

JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series Funds, Rydex Variable Trust, and
Chief Compliance Officer and               Rydex Dynamic Funds, 2004 to present; Assistant Secretary of Rydex
Assistant Secretary (1967)                 Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds, 2000 to
                                           present; Assistant Secretary of Rydex ETF Trust, 2002 to present.
                                           Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present.Vice
                                           President of Compliance of Rydex Fund Services, Inc., 2000 to present;
                                           Vice President Fund Administration, Chase Global Funds Services Co., a
                                           division of Chase Manhattan Bank NA, 1994 to 1999.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


32 | THE RYDEX SERIES FUNDS ANNUAL REPORT

[RydexInvestments LOGO]
   Essential for modern markets(TM)

   9601 Blackwell Road o Suite 500 o Rockville, MD 20850
   www.rydexinvestments.com o 800.820.0888

   RSTF-ANN-2-0305 x0306



ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended March 31, 2005 and March 31, 2004 were $510,900 and $429,000, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2005 and March 31, 2004 were $194,000 and $182,950, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $18,000 and $16,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on June 7, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                RYDEX SERIES FUNDS
            ------------------------------------------

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                       ---------------------------------------------------------
                                   Carl G. Verboncoeur, President

Date     JUNE 7, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /S/ CARL G. VERBONCOEUR
                         -------------------------------------------------------
                                   Carl G. Verboncoeur, President

Date     JUNE 7, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ NICK BONOS
                         ----------------------------------------------
                                   Nick Bonos, Vice President & Treasurer

Date     JUNE 7, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.